                                                                      iShares(R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 2003

                                     [PHOTO]

            INDUSTRIAL STRENGTH
             INVESTMENT TOOLS


   iSHARES S&P 100 INDEX FUND
   iSHARES S&P GLOBAL 100 INDEX FUND
   iShares S&P GLOBAL ENERGY SECTOR INDEX FUND iShares S&P GLOBAL FINANCIALS SECTOR INDEX FUND iShares S&P GLOBAL HEALTHCARE SECTOR INDEX FUND iShares S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND iShares S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND iShares S&P EUROPE 350 INDEX FUND iShares S&P LATIN AMERICA 40 INDEX FUND iShares S&p/TOPIX 150 INDEX FUND iShares NASDAQ BIOTECHNOLOGY INDEX FUND

Table of Contents

Shareholder Letter .................................................................      1
Market Overview ....................................................................      3
Managers' Discussion & Analysis ....................................................      6
Schedules of Investments ...........................................................     28
  iShares S&P 100 Index Fund .......................................................     28
  iShares S&P Global 100 Index Fund ................................................     30
  iShares S&P Global Energy Sector Index Fund ......................................     33
  iShares S&P Global Financials Sector Index Fund ..................................     35
  iShares S&P Global Healthcare Sector Index Fund ..................................     39
  iShares S&P Global Technology Sector Index Fund ..................................     41
  iShares S&P Global Telecommunications Sector Index Fund ..........................     44
  iShares S&P Europe 350 Index Fund ................................................     46
  iShares S&P Latin America 40 Index Fund ..........................................     52
  iShares S&P/TOPIX 150 Index Fund .................................................     53
  iShares Nasdaq Biotechnology Index Fund ..........................................     56
Financial Statements ...............................................................     58
Financial Highlights ...............................................................     66
Notes to the Financial Statements ..................................................     71
Report of Independent Accountants ..................................................     79
Tax Information (Unaudited) ........................................................     80
Supplemental Information (Unaudited) ...............................................     81
Trustees Information (Unaudited) ...................................................     86
iShares Family of Funds ............................................................     90

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. By the end of 2002, the fixed income iShares funds held $3.8 billion in assets and BUSINESS WEEK named them one of the best new products of the year./1/

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew in 2002, reaching $31 billion as of December 31.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

    /s/ Garrett F. Bouton                                                /s/ Lee Kranefuss
    Garrett F. Bouton                                                    Lee Kranefuss
    President and Chairman of the Board of Trustees for iShares Trust    Vice President of the Board of Trustees for iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

-------------------
/1/Business Week, 12/16/02.
/2/Morningstar Principia, BGI analysis 6/02.


Shareholder Letter                                                             1

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs
(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop
(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iShares Annual Report To Shareholders

Market Overview

U.S. Equity Markets

The three-year slide in equity markets has continued in 2003. Performance improved in the final quarter of 2002 but the looming threat of war in Iraq in 2003 saw many investors once more running for cover. The final onset on war on March 20 did initially trigger a strong rally in stocks. However, by period end, U.S. equities were trading lower again, down on the start of 2003 and nearly 25% down in the twelve months under review, based on the S&P 500 Index. Equities remain above the lows of last October but a fuller recovery may depend on how soon the war in Iraq can be fully resolved. A protracted struggle could undermine market confidence and retard economic recovery, adding to the prospect of a successive fourth year of decline in equity markets.

Undoubtedly, the war has been a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes, many of which may still play out. Not unreasonably, analogies often have been drawn between the present market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there remains a potential for global deflation and prolonged recession as policy makers struggle to find the right blend of monetary and fiscal policies in an environment where global productive capacity continues to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Investor confidence, understandably, has been badly shaken by these events and, in certain respects, industry too has become more inward looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment is down more than 10% in the last two years.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remain real concerns that the malaise in manufacturing could spread to the broader economy inducing a so-called "double-dip" recession. With war fears now overlaying this troublesome economic background, many investors have naturally sought the relative safety of bonds and cash.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bonds rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond values fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year into early January. By early March, bond prices had edged upward as the threat of war and the diminishing prospect of sustained economic recovery once more added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices fell and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, are substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the current perception of many is that inflation is not, and should not, become a concern in an environment where cost-cutting remains the norm and where producers still have difficulty passing on cost increases in final product prices.

Market Overview                                                                3

The other traditional concern for bond investors is the state of government finances. So far the prospect of increased bond supply on the back of an escalating federal budget deficit has done little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it is another restraining factor in a market that now offers only limited value.

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risk in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

The UK economy has fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market which has supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February, the lowest level for UK interest rates for 48 years. As elsewhere, UK equities fell with concerns over the pensions industry and the solvency of the insurance sector adding to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, the Nikkei Dow hitting a new 20-year low in March. After more than a decade, Japan remains in the grip of deflation. Consumer prices have fallen for three years in a row thus raising the real value of debt and, in turn, putting further pressure on the banking system.

4                                     2003 iShares Annual Report to Shareholders

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Managers' Discussion & Analysis

iSHARES S&P 100 INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (24.49)% (24.54)% (24.38)%  (18.70)% (18.73)% (18.56)% (39.64)% (39.70)% (39.40)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/23/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/27/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout

                                 S&P 100 INDEX

                                   [GRAPHIC]

                      Consumer Discretionary     12.32%
                      Consumer Staples           11.15%
                      Energy                      6.23%
                      Financials                 17.52%
                      Health Care                17.12%
                      Industrials                10.30%
                      Information Technology     17.23%
                      Materials                   2.44%
                      Telecomm Services           4.25%
                      Utilities                   1.44%

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, to the performance of the S&P 100 Index (the "Index"). During the 12 months ended March 31, 2003 (the "reporting period"), the Index declined 24.38%. For the reporting period, the iShares S&P 100 Index Fund declined 24.49%.

Markets faced downward pressure from a variety of factors during the reporting period. The economic outlook remained cloudy: a strong first quarter 2002 GDP growth figure of 6.1% gave cause for optimism, but was followed by a tepid 1.3% figure for the second quarter. The third quarter rate was a robust 4.0%, but was followed by a fourth quarter rate of only 0.70%. Manufacturing activity slowed, and the economy created fewer jobs than had been anticipated. Notably, consumer confidence, which had risen following the September 11 attacks, also began to slow during the reporting period. Consumer confidence provides indications of consumer spending levels, which generally represent two-thirds of GDP. News from corporate America provided no relief as the scandals continued to unravel.

6                                     2003 iShares Annual Report to Shareholders

Continued geopolitical tension and the threat of war in the Middle East heightened, ultimately leading to an invasion of Iraq in March. During the months preceding the invasion, markets drifted downward as investors waited on the sidelines. The outbreak of war brought an impressive seven-session rally that began March 13th and resulted in a 1000-point gain for the Dow Jones Industrial Average. As a quick victory became uncertain, however, stocks marched lower through the remaining days of the reporting period.

The sweeping decline in equities resulted in double-digit losses for every sector in the Index for the reporting period. Utilities (1.44% of the Index as of March 31, 2003) were the hardest hit, posting a loss of 36.19%. In line with the fall in consumer confidence levels, consumer discretionary (12.32% of the Index as of March 31, 2003) declined 32.20%. Industrials (10.30% of the Index as of March 31, 2003) fell 30.32%. Telecommunications services (4.25% of the Index as of March 31, 2003) and information technology (17.23% of the Index as of March 31, 2003) continued to struggle, losing 29.35% and 28.87%, respectively.

Most of the Index's ten largest individual holdings posted significant losses for the reporting period. American International Group (2.91% of the Index as of March 31, 2003) fell 31.24%, closely followed by General Electric (5.72% of the Index as of March 31, 2003), which fell 29.94%. Citigroup (3.99% of the Index as of March 31, 2003) declined 24.19%, and IBM (2.99% of the Index as of March 31,
2003) lost 24.00%. Within the ten largest holdings, the best performer for the reporting period was Merck & Co. (2.77% of the Index as of March 31, 2003), which declined a relatively moderate 2.29%.

                           iShares S&P 100 Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [GRAPHIC]

                              iShares S&P 100 Index Fund      S&P 100 Index

                10/31/2000             $10,000                   $10,000
                                       $ 9,507                   $ 9,509
                                       $ 9,370                   $ 9,368
                                       $ 9,765                   $ 9,767
                                       $ 8,758                   $ 8,760
                 3/31/2001             $ 8,093                   $ 8,096
                                       $ 8,835                   $ 8,840
                                       $ 8,855                   $ 8,863
                                       $ 8,664                   $ 8,672
                                       $ 8,534                   $ 8,545
                                       $ 7,933                   $ 7,942
                 9/30/2001             $ 7,331                   $ 7,340
                                       $ 7,493                   $ 7,503
                                       $ 8,057                   $ 8,070
                                       $ 8,059                   $ 8,074
                                       $ 7,917                   $ 7,934
                                       $ 7,777                   $ 7,793
                 3/31/2002             $ 7,994                   $ 8,013
                                       $ 7,371                   $ 7,389
                                       $ 7,336                   $ 7,356
                                       $ 6,805                   $ 6,823
                                       $ 6,377                   $ 6,395
                                       $ 6,413                   $ 6,432
                 9/30/2002             $ 5,678                   $ 5,695
                                       $ 6,298                   $ 6,319
                                       $ 6,693                   $ 6,716
                                       $ 6,228                   $ 6,250
                                       $ 6,066                   $ 6,088
                                       $ 5,975                   $ 5,998
                 3/31/2003             $ 6,036                   $ 6,060

                    Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES S&P GLOBAL 100 INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (25.46)% (25.37)% (25.20)%  (20.15)% (20.07)% (19.43)% (40.67)% (40.54)% (39.43)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (12/05/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (12/08/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of its future results.

                             TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

                  General Electric Co.                   5.18%
                  Exxon Mobil Corp.                      4.80%
                  Microsoft Corp.                        4.64%
                  Pfizer Inc.                            3.92%
                  Citigroup Inc.                         3.62%
                  Johnson & Johnson                      3.51%
                  BP PLC                                 2.90%
                  Wal-mart Stores Inc.                   2.89%
                  International Business Machines Corp.  2.71%
                  American International Group Inc.      2.63%

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index (the "Index"). From April 1, 2002, through March 31, 2003 (the "reporting period"), the Index fell 25.20%. During the same period, the iShares S&P Global 100 Index Fund dropped 25.46%.

A poor economic outlook and political uncertainty combined to drive many stocks in the Index to significant declines over the reporting period. The weakness of the U.S. economy in particular created a ripple effect that was felt by corporations worldwide. Economic growth in Europe and Japan was also lackluster, creating a challenging environment for many exporters in the Index. Although investor sentiment did improve at times, particularly in late 2002, the general mood of the market was cautious. The continued fallout from corporate accounting scandals and high-profile bankruptcies led many investors to sell off particular stocks at the first perceived sign of trouble, though some of these concerns later proved to be unfounded.

The uncertainty about war in the Middle East further pressured the Index in late 2002 and early 2003. When that uncertainty was finally removed in March 2003 with the start of the war, the Index enjoyed a strong, if brief, rally just before the reporting period ended.

8                                     2003 iShares Annual Report to Shareholders

The best performers among the Index's ten largest holdings included Johnson & Johnson (3.51% of the Index as of March 31, 2003); its stock, traditionally regarded as a defensive holding in times of uncertainty, declined a relatively mild 9.61% over the reporting period. Another outperformer was Wal-Mart Stores (2.89% of the Index as of March 31, 2003). Its shares declined 14.62% (a solid performance, in light of the Index's 25.20% decline), thanks in part to the resilience of consumer spending in the United States. At the other end of the spectrum was the financial-services firm American International Group (2.63% of the Index as of March 31, 2003), the poorest-performing stock among the largest ten holdings in the Index. It dropped 31.24% for the period. General Electric (5.18% of the Index as of March 31, 2003) was also quite weak, with a decline of 29.94% over the reporting period.

                       iShares S&P Global 100 Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [GRAPHIC]

                   iShares S&P Global 100 Index Fund     S&P Global 100 Index

       12/31/2000               $10,000                        $10,000
                                $ 9,939                        $10,028
                                $ 8,962                        $ 9,049
        3/31/2001               $ 8,406                        $ 8,462
                                $ 9,175                        $ 9,249
                                $ 8,974                        $ 9,044
                                $ 8,706                        $ 8,811
                                $ 8,503                        $ 8,604
                                $ 8,013                        $ 8,116
        9/30/2001               $ 7,443                        $ 7,537
                                $ 7,684                        $ 7,789
                                $ 8,150                        $ 8,264
                                $ 8,180                        $ 8,313
                                $ 7,832                        $ 7,937
                                $ 7,707                        $ 7,850
        3/31/2002               $ 7,959                        $ 8,100
                                $ 7,463                        $ 7,610
                                $ 7,414                        $ 7,561
                                $ 6,980                        $ 7,136
                                $ 6,430                        $ 6,560
                                $ 6,439                        $ 6,583
        9/30/2002               $ 5,685                        $ 5,804
                                $ 6,265                        $ 6,406
                                $ 6,611                        $ 6,758
                                $ 6,220                        $ 6,354
                                $ 5,994                        $ 6,119
                                $ 5,895                        $ 6,023
        3/31/2003               $ 5,933                        $ 6,059

           Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (16.91)% (16.53)% (17.79)%   (6.23)%  (5.91)%  (6.98)%  (8.52)%  (8.09)%  (9.50)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

                   Exxon Mobil Corp.                  23.43%
                   BP PLC                             14.15%
                   TotalFinaElf SA                     8.67%
                   Royal Dutch Petroleum Co.           8.52%
                   ChevronTexaco Corp.                 6.88%
                   Shell Transport & Trading Co. PLC   5.87%
                   ConocoPhillips                      3.61%
                   Eni SpA                             3.51%
                   Schlumberger Ltd.                   2.20%
                   EnCana Corp.                        1.55%

The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index (the "Index"). During the 12-month period ending March 31, 2003 (the "reporting period"), the Index fell 17.79%. The iShares S&P Global Energy Sector Index Fund declined 16.91% for the reporting period.

Global equity markets slumped during the reporting period. A global economic slowdown continued to cast a shadow over markets: in the U.S., corporate earnings were hard hit, while in Germany and France, unemployment climbed above 10%. Japan remained mired in recession, despite its record low interest rates and attempts to restructure its banking system.

Other factors weighed on investors, including accounting improprieties at leading corporations, the threat of further terrorism, and the possibility of war with Iraq. As this possibility grew, markets drifted downward, responding negatively to the level of uncertainty that surrounded the global outlook. The onset of war was perceived by many as an end to this uncertainty and helped spur a global rally: in the U.S., the Dow Jones Industrial Average climbed 13% in just seven sessions that began March 13th. In Europe, the Dow Jones EuroStoxx 50 Index jumped more than 21% during that same time frame. Japan, which has marched to its own drumbeat, gained about 3% in the same

10                                    2003 iShares Annual Report to Shareholders
period. As investors followed each development of the conflict in Iraq, markets seemed to respond in step, but in general drifted lower through the remainder of the reporting period.

Energy companies' share prices were hurt by the global economic slowdown, and in particular by weakness in the U.S. manufacturing sector. While instability in oil-producing regions such as the Middle East has boosted fuel prices and in turn provided support for energy stocks, the situation in Iraq failed to lift shares substantially over the reporting period. Although the anticipation of war drove the price of oil to nearly $40 per barrel, oil prices quickly dropped as it began to appear that the oil fields in Iraq would suffer only minimal damage.

Within the Index, nine of the ten largest holdings endured losses for the reporting period. Oil service and exploration company Schlumberger (2.20% of the Index as of March 31, 2003) was the hardest hit, declining 34.27%. The large diversified oil companies also suffered losses: Chevron Texaco (6.88% of the Index as of March 31, 2003) declined 25.59%, BP PLC (14.15% of the Index as of March 31, 2003) fell 24.59%, Royal Dutch Petroleum (8.52% of the Index as of March 31, 2003) lost 23.00%, and Exxon Mobil (23.43% of the Index as of March 31, 2003) dropped 18.19%. The sole positive performer among the ten largest holdings was EnCana (1.55% of the Index as of March 31, 2003), which gained 9.74%.

                  iShares S&P Global Energy Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                   [GRAPHIC]

                     iShares S&P Global Energy Sector Index Fund        S&P Global Energy Sector Index
        11/30/2001                    $10,000                                       $10,000
        12/31/2001                    $ 9,995                                       $ 9,999
                                      $ 9,815                                       $ 9,797
                                      $10,307                                       $10,324
         3/31/2002                    $11,009                                       $11,009
                                      $10,676                                       $10,610
                                      $10,808                                       $10,776
         6/30/2002                    $10,779                                       $10,796
                                      $ 9,644                                       $ 9,591
                                      $ 9,710                                       $ 9,648
         9/30/2002                    $ 8,867                                       $ 8,730
                                      $ 8,954                                       $ 8,908
                                      $ 9,149                                       $ 9,099
        12/31/2002                    $ 9,436                                       $ 9,360
                                      $ 9,064                                       $ 8,982
                                      $ 9,136                                       $ 9,019
         3/31/2003                    $ 9,148                                       $ 9,050

             Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               11

Managers' Discussion & Analysis

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
Performance as of 3/31/03

                       Average Annual Total Returns                        Cumulative Total Returns
    ------------------------------------------------------------------  -------------------------------
           Year Ended 3/31/03               Inception to 3/31/03             Inception to 3/31/03
    ---------------------------------  -------------------------------  -------------------------------
      NAV       MARKET     INDEX         NAV       MARKET     INDEX       NAV       MARKET     INDEX
    (24.03)%   (23.65)%   (23.57)%     (15.29)%   (14.91)%   (14.70)%   (20.52)%   (20.02)%   (19.70)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

      Citigroup Inc.                                       6.30%
      American International Group Inc.                    4.59%
      Bank of America Corp.                                3.57%
      HSBC Holdings PLC                                    3.45%
      Wells Fargo & Company                                2.71%
      Fannie Mae                                           2.31%
      Royal Bank of Scotland Group PLC                     2.13%
      UBS AG                                               1.76%
      Jp Morgan Chase & Co.                                1.69%
      Wachovia Corp.                                       1.65%

The iShares S&P Global Financials Sector Index Fund seeks investment performance results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financial Sector Index (the "Index"). For the 12-month period ending March 31, 2003 (the "reporting period"), the Index fell 23.57%. The iShares S&P Global Financials Sector Index Fund declined 24.03% for the reporting period.

A listless global economy continued to take a toll on stock markets around the world during the reporting period. In the U.S., weak corporate earnings combined with corporate malfeasance to undermine investor confidence. In Europe, high unemployment levels hindered France and Germany, and in the U.K., manufacturing was weak. Japan continued to struggle under recessionary conditions, despite record low interest rates there. Around the globe, the threat of war drove markets lower, as investors watched and waited. Because the actual onset of war delivered an end to the threat of war, markets responded positively, enjoying impressive, although very brief, rallies. However, the markets then reacted negatively to each perceived problem with the war's progress, drifting lower through the remainder of the reporting period.

12                                    2003 iShares Annual Report to Shareholders

The financial services group struggled under these generally poor investment conditions. In addition, a number of large financial companies came under legal scrutiny for questionable actions during the robust stock market of the late 1990s. Still other institutions were the targets of civil lawsuits filed by shareholders. Investment banking activity, including lucrative mergers and acquisitions, was substantially reduced during the reporting period, leading to falling revenues for banks. In Europe, the health of Germany's banking system came under question, creating yet another hurdle for financial companies to overcome.

Among the ten largest holdings in the Index, performance was mostly negative. American International Group (4.59% of the Index as of March 31, 2003) declined 31.24%. J.P. Morgan Chase & Co. (1.69% of the Index as of March 31, 2003) fell 29.93%, and Citigroup (6.30% of the Index as of March 31, 2003) lost 24.19%. Fannie Mae (2.31% of the Index as of March 31, 2003) dropped 16.58%. The sole positive performer among the ten largest holdings was Bank of America (3.57% of the Index as of March 31, 2003), which gained 1.83%.

                                    [GRAPHIC]

              iShares S&P Global Financials Sector Index Fund
                        GROWTH OF $10,000 INVESTMENT
                              SINCE INCEPTION

                  iShares S&P Global Financials            S&P Global Financials
                              Sector Index Fund                     Sector Index

      11/30/2001                        $10,000                          $10,000
      12/31/2001                        $10,273                          $10,291
                                        $ 9,971                          $ 9,989
                                        $ 9,789                          $ 9,849
       3/31/2002                        $10,464                          $10,505
                                        $10,497                          $10,554
                                        $10,575                          $10,631
       6/30/2002                        $ 9,998                          $10,087
                                        $ 9,041                          $ 9,089
                                        $ 9,149                          $ 9,216
       9/30/2002                        $ 7,881                          $ 7,921
                                        $ 8,644                          $ 8,709
                                        $ 9,080                          $ 9,156
      12/31/2002                        $ 8,555                          $ 8,631
                                        $ 8,267                          $ 8,355
                                        $ 8,102                          $ 8,187
       3/31/2003                        $ 7,948                          $ 8,030


         Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               13

Managers' Discussion & Analysis

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
Performance as of 3/31/03

                        Average Annual Total Returns                        Cumulative Total Returns
     ------------------------------------------------------------------  -------------------------------
            Year Ended 3/31/03               Inception to 3/31/03             Inception to 3/31/03
     ---------------------------------  -------------------------------  -------------------------------
       NAV        MARKET     INDEX        NAV       MARKET     INDEX       NAV       MARKET     INDEX
      (18.36)%   (18.18)%   (18.17)%    (14.24)%   (14.18)%   (14.00)%   (19.11)%   (19.03)%   (18.79)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/13/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/21/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

                Pfizer Inc.                               11.49%
                Johnson & Johnson                         10.29%
                Merck & Co. Inc.                           7.36%
                GlaxoSmithKline PLC                        6.35%
                Novartis AG                                5.48%
                Amgen Inc.                                 4.43%
                Lilly (Eli) and Co.                        3.84%
                Abbott Laboratories                        3.52%
                Astrazeneca PLC                            3.50%
                Pharmacia Corp.                            3.35%

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index (the "Index"). For the 12-month period ending March 31, 2003 (the "reporting period"), the Index fell 18.17%. The iShares S&P Global Healthcare Sector Index Fund declined 18.36% for the reporting period.

A slow global economy and geopolitical tension sent stock prices lower during the reporting period. In the U.S., equities fell substantially on poor earnings levels and corporate scandals, rising jobless claims, and the looming threat of war in Iraq. In Europe, economic slowdown also took its toll. In France and Germany, unemployment levels climbed above 10%. Throughout Europe, the threat of war had the same dampening effect on markets as in the U.S. As investors waited under a cloud of uncertainty, markets drifted downward.

In addition to the generally poor investing conditions, healthcare stocks struggled under a number of specific issues. Pharmaceutical stocks, which predominated among the Index's largest holdings, were particularly hard hit. Several key pharmaceutical companies faced expirations on their patents and in turn, the threat of competition from generic drug makers. Additionally, a number of pharmaceutical companies had relatively spare product pipelines, putting pressure on share prices.

14                                    2003 iShares Annual Report to Shareholders

Within the Index, performance was generally negative over the reporting period. Some of the negative factors affecting pharmaceutical companies was reflected in their share prices: AstraZeneca (3.50% of the Index as of March 31, 2003) declined 29.34%, Eli Lilly & Co. (3.84% of the Index as of March 31, 2003) fell 23.40%, GlaxoSmithKline (6.35% of the Index as of March 31, 2003) dropped 22.71%, and Pfizer (11.49% of the Index as of March 31, 2003) declined 20.30%. Abbott Labs (3.52% of the Index as of March 31, 2003) lost 26.80%. Johnson & Johnson (10.29% of the Index as of March 31, 2003) fell 9.61%. Pharmacia (3.35% of the Index as of March 31, 2003) bucked the negative performance trend, gaining 3.01%.



                 iShares S&P Global Healthcare Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                   [GRAPHIC]

                  iShares S&P Global Healthcare            S&P Global Healthcare
                              Sector Index Fund                     Sector Index

       11/30/2001                       $10,000                          $10,000
       12/31/2001                       $ 9,964                          $ 9,972
                                        $ 9,736                          $ 9,735
                                        $ 9,894                          $ 9,906
        3/31/2002                       $ 9,908                          $ 9,924
                                        $ 9,506                          $ 9,521
                                        $ 9,274                          $ 9,286
        6/30/2002                       $ 8,670                          $ 8,695
                                        $ 8,312                          $ 8,314
                                        $ 8,300                          $ 8,315
        9/30/2002                       $ 7,862                          $ 7,866
                                        $ 8,282                          $ 8,293
                                        $ 8,413                          $ 8,430
       12/31/2002                       $ 8,182                          $ 8,203
                                        $ 8,058                          $ 8,091
                                        $ 7,861                          $ 7,894
        3/31/2003                       $ 8,089                          $ 8,121




           Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               15

Managers' Discussion & Analysis

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
Performance as of 3/31/03

                       Average Annual Total Returns                        Cumulative Total Returns
    ------------------------------------------------------------------  -------------------------------
           Year Ended 3/31/03               Inception to 3/31/03             Inception to 3/31/03
    ---------------------------------  -------------------------------  -------------------------------
      NAV        MARKET     INDEX        NAV       MARKET     INDEX       NAV       MARKET     INDEX
    (35.54)%    (35.23)%   (34.71)%    (28.47)%   (28.17)%   (27.70)%   (37.09)%   (36.74)%   (36.08)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

      Microsoft Corp.                                          17.36%
      International Business Machines Corp.                     8.88%
      Intel Corp.                                               7.23%
      Cisco Systems Inc.                                        6.19%
      Dell Computer Corp.                                       4.72%
      Nokia OYJ                                                 4.43%
      Oracle Corp.                                              3.83%
      Hewlett-packard Co.                                       3.18%
      Samsung Electronics Co. Ltd.                              2.18%
      Qualcomm Inc.                                             1.91%

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index (the "Index"). For the 12-month period ending March 31, 2003 (the "reporting period"), the Index declined 34.71%. The iShares S&P Global Technology Sector Index Fund dropped 35.54% for the reporting period.

The threat of war with Iraq, corporate accounting scandals in the U.S., weak economic growth worldwide, and concerns over the health of banks in Europe and Japan all conspired to put pressure on share prices during the reporting period. Historically low interest rates in the U.S. -- the federal funds rate stood at 1.25% by the end of the reporting period -- did help to catalyze consumer spending and keep real estate prices strong, providing a measure of support to the economy. However, even lower interest rates in Japan failed to lift that economy's poor performance, and in Europe, high unemployment continued to afflict Germany and France.

Although the threat of war in Iraq sapped market strength, the actual onset brought a rally that lifted U.S. stocks about 13%, European stocks more than 20%, and Japanese stocks 3% in seven trading sessions. However, the rally reversed course once it became evident that a more prolonged war was likely, and stocks generally resumed their downward trend.

16                                    2003 iShares Annual Report to Shareholders

Information technology stocks were among the market's worst performers over the reporting period. Capital spending by companies, a significant source of revenue for information technology firms, was weak throughout the reporting period. Such spending had fallen dramatically over the past several years, leading to layoffs, bankruptcies and declining revenues across the information technology landscape.

In this difficult environment, many of the ten largest companies in the Index registered significant declines during the reporting period. Intel (7.23% of the Index as of March 31, 2003) led the declines with a 46.23% drop. Nokia Oyj (4.43% of the Index as of March 31, 2003) lost 31.27%, IBM (8.88% of the Index as of March 31, 2003) fell 24.00%, and Cisco Systems (6.19% of the Index as of March 31, 2003) declined 23.33%. The largest holding at 17.36% of the Index, Microsoft, lost 19.45%. The only positive contribution among the ten largest holdings came from Dell Computer (4.72% of the Index), which gained 4.60% over the reporting period.


                 iShares S&P Global Technology Sector Index Fund

                          Growth of $10,000 Investment
                                 Since Inception

                                   [GRAPHIC]

                     iShares S&P Global Technology       S&P Global Information
                                 Sector Index Fund      Technology Sector Index

         11/30/2001                        $10,000                      $10,000
         12/31/2001                        $10,368                      $10,380
                                           $10,312                      $10,337
                                           $ 9,148                      $ 9,203
         3/31/2002                         $ 9,759                      $ 9,790
                                           $ 8,605                      $ 8,652
                                           $ 8,225                      $ 8,285
         6/30/2002                         $ 7,287                      $ 7,365
                                           $ 6,571                      $ 6,662
                                           $ 6,492                      $ 6,590
         9/30/2002                         $ 5,377                      $ 5,469
                                           $ 6,497                      $ 6,580
                                           $ 7,539                      $ 7,628
         12/31/2002                        $ 6,437                      $ 6,527
                                           $ 6,317                      $ 6,422
                                           $ 6,398                      $ 6,489
         3/31/2003                         $ 6,291                      $ 6,393

           Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               17

Managers' Discussion & Analysis

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
Performance as of 3/31/03

                        Average Annual Total Returns                        Cumulative Total Returns
     ------------------------------------------------------------------  -------------------------------
            Year Ended 3/31/03               Inception to 3/31/03             Inception to 3/31/03
     ---------------------------------  -------------------------------  -------------------------------
         NAV        MARKET     INDEX       NAV       MARKET     INDEX       NAV      MARKET      INDEX
       (24.24)%    (23.58)%   (23.72)%   (25.09)%   (24.61)%   (24.70)%   (32.95)%   (32.35)%   (32.40)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (11/12/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (11/16/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                   [BAR CHART]

            Vodafone Group PLC                              15.79%
            Verizon Communications Inc.                     12.59%
            SBC Communications Inc.                          8.67%
            Telefonica SA                                    5.77%
            BellSouth Corp.                                  5.25%
            NTT DoCoMo INC.                                  4.41%
            Nippon Telegraph & Telephone Corp.               3.97%
            Deutsche Telekom AG                              3.45%
            BT Group PLC                                     2.80%
            France Telecom SA                                2.75%

The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index (the "Index"). For the 12-month period ending March 31, 2003 (the "reporting period"), the Index fell 23.72%. The iShares S&P Global Telecommunications Sector Index Fund declined 24.24% for the reporting period.

Volatility and falling stock prices characterized financial markets around the globe during the reporting period. Economic conditions were weak throughout much of the world, with corporate earnings falling in the U.S., financial turmoil shaking South America, and Europe struggling to solve rising unemployment levels. While Japan was plagued by sluggish growth, there was some vigor in selected Asian markets, spurred by rapid growth in China. However, this was one small glimmer across a dark landscape, as the threat of war, and subsequent reality of war, put additional pressure on markets worldwide.

Telecommunications endured ongoing difficulties during the reporting period. The industry continued to suffer from the overinvestment in capacity made during the boom years of the late 1990s. Adding to the problems, capital spending, a significant source of revenue for telecommunications firms, was weak throughout the reporting period. Such spending had fallen dramatically over the past several years,

18                                    2003 iShares Annual Report to Shareholders
leading to layoffs, bankruptcies and declining revenues across the telecommunications sector. In addition, accounting scandals at several prominent telecommunications companies contributed to investor wariness for the entire sector.

The turmoil in the telecommunications sector led to substantial declines among the ten largest companies in the Index over the reporting period. SBC Communications (8.67% of the Index as of March 31, 2003) fell 44.33%. BellSouth (5.25% of the Index as of March 31, 2003) dropped 39.50%, BT Group (2.80% of the Index as of March 31, 2003) declined 35.33%, and NTT DoCoMo (4.41% of the Index as of March 31, 2003) lost 30.94%. Deutsche Telekom (3.45% of the Index as of March 31, 2003) fell 24.68%, and France Telecom (2.75% of the Index as of March
31) lost 21.41%. Vodafone (15.79% of the Index) managed to finish in positive territory with a 0.26% gain.

             iShares S&P Global Telecommunications Sector Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                    [GRAPHIC]

                  iShares S&P Global Telecommunications Sector Index Fund     S&P Global Telecommunications Sector Index
     11/30/2001                          $10,000                                               $10,000
     12/31/2001                          $10,196                                               $10,217
                                         $ 9,190                                               $ 9,204
                                         $ 8,692                                               $ 8,731
      3/31/2002                          $ 8,850                                               $ 8,862
                                         $ 7,848                                               $ 7,863
                                         $ 7,948                                               $ 7,945
      6/30/2002                          $ 7,094                                               $ 7,108
                                         $ 6,719                                               $ 6,725
                                         $ 6,752                                               $ 6,777
      9/30/2002                          $ 5,714                                               $ 5,734
                                         $ 7,023                                               $ 7,054
                                         $ 7,806                                               $ 7,833
     12/31/2002                          $ 7,325                                               $ 7,362
                                         $ 7,167                                               $ 7,210
                                         $ 6,799                                               $ 6,851
      3/31/2003                          $ 6,705                                               $ 6,761

         Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               19

Managers' Discussion & Analysis

iSHARES S&P EUROPE 350 INDEX FUND
Performance as of 3/31/03

                Average Annual Total Returns              Cumulative Total Returns
    ----------------------------------------------------  -------------------------
       Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
    -------------------------  -------------------------  -------------------------
      NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (25.73)% (25.80)% (25.36)% (19.27)% (19.26)% (18.88)% (43.72)% (43.69)% (42.92)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (07/25/00). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/28/00), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of its future results.

                              TOP 10 INDEX HOLDINGS

                                   [BAR CHART]

        BP PLC                                            4.18%
        Vodafone Group PLC                                3.58%
        GlaxoSmithKline PLC                               3.13%
        HSBC Holdings PLC                                 2.85%
        Novartis AG                                       2.69%
        TotalFinaElf SA                                   2.56%
        Royal Dutch Petroleum Co.                         2.52%
        Nestle SA                                         2.26%
        Nokia OYJ                                         1.95%
        Royal Bank of Scotland Group PLC                  1.76%

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the "Index"). The S&P Europe 350 Index measures the equity performance of leading companies in the United Kingdom, 15 countries in the Euro Zone (which includes the European Monetary Union countries plus Denmark, Norway, Sweden and Switzerland). From April 1, 2002, through March 31, 2003 (the "reporting period"), the Index fell 25.36%. The iShares S&P Europe 350 Index Fund fell 25.73% for the same period.

The significant decline in the Index over the reporting period reflected an environment of considerable economic weakness and political uncertainty. Like countless equities around the world, many stocks in the Index declined along with the outlook for the global economy over the latter half of 2002 and the early part of 2003. Waning growth in the United States and across much of Europe created challenging conditions for numerous exporters in the Index.

Many of Europe's largest stocks also came under pressure as a war in the Middle East loomed in late 2002 and early 2003. Although one might have expected the uncertainty, and the resulting spike in the price of crude oil, to benefit the large energy stocks that make up a significant portion of the S&P Europe 350 Index, most of them did not perform especially well over the reporting period. For example,

20                                    2003 iShares Annual Report to Shareholders
shares of BP plc and Royal Dutch Petroleum Company (respectively 4.18% and 2.52% of the Index as of March 31, 2003) each lost nearly one-fourth their value over the reporting period, apparently due in part to investors' concerns about other aspects of these firms' businesses.

Indeed, with one exception, all of the Index's ten largest stocks posted significant losses over the reporting period. Even stocks traditionally viewed as defensive, such as pharmaceutical maker GlaxoSmithKline (3.13% of the Index as of March 31, 2003) and food manufacturer Nestle (2.26% of the Index as of March 31, 2003) declined sharply, dropping 22.71% and 12.05%, respectively. Vodafone (3.58% of the Index as of March 31, 2003) was the only name among the Index's ten largest stocks to show a gain, and then just barely, rising a mere 0.26% over the reporting period.

Similar declines across the European equity markets created something of a snowball effect for a few European companies, particularly those in the financial sector. Already under pressure from the poor economic conditions, many banks and insurers faced further losses in their equity portfolios. This, in turn, put additional pressure on their share prices and on the markets as a whole.

                       iShares S&P Europe 350 Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [GRAPHIC]

                     iShares S&P Europe 350 Index Fund    S&P Europe 350 Index

        7/31/2000                 $10,000                       $10,000
                                  $ 9,732                       $ 9,759
        9/30/2000                 $ 9,269                       $ 9,289
                                  $ 9,206                       $ 9,266
                                  $ 8,849                       $ 8,929
                                  $ 9,491                       $ 9,542
                                  $ 9,460                       $ 9,545
                                  $ 8,660                       $ 8,736
        3/31/2001                 $ 7,990                       $ 8,026
                                  $ 8,595                       $ 8,712
                                  $ 8,225                       $ 8,346
                                  $ 7,917                       $ 8,017
                                  $ 7,889                       $ 7,970
                                  $ 7,697                       $ 7,801
        9/30/2001                 $ 6,937                       $ 6,999
                                  $ 7,139                       $ 7,211
                                  $ 7,390                       $ 7,471
                                  $ 7,588                       $ 7,674
                                  $ 7,198                       $ 7,257
                                  $ 7,186                       $ 7,269
        3/31/2002                 $ 7,578                       $ 7,648
                                  $ 7,524                       $ 7,605
                                  $ 7,533                       $ 7,592
                                  $ 7,264                       $ 7,368
                                  $ 6,464                       $ 6,530
                                  $ 6,464                       $ 6,549
        9/30/2002                 $ 5,601                       $ 5,650
                                  $ 6,152                       $ 6,229
                                  $ 6,463                       $ 6,559
                                  $ 6,213                       $ 6,300
                                  $ 5,911                       $ 5,996
                                  $ 5,720                       $ 5,815
        3/31/2003                 $ 5,628                       $ 5,708

     Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               21

Managers' Discussion & Analysis

iSHARES S&P LATIN AMERICA 40 INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (30.54)% (29.78)% (31.20)%   (8.30)%  (7.28)%  (8.67)% (11.68)% (10.26)% (12.16)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/25/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of its future results.

                              TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

     Telefonos de Mexico SA de CV Series L                      16.64%
     Petroleo Brasileiro SA                                      8.17%
     Cemex SA de CV Series CPO                                   7.62%
     America Movil SA de CV Series L                             7.52%
     Companhia de Bebidas das Americas                           5.84%
     Companhia Vale do Rio Doce                                  5.54%
     Grupo Financiero BBVA Bancomer SA de CV Class B             4.82%
     Wal-mart de Mexico SA de CV Series V                        4.43%
     Banco Itau Holding Financiera SA                            4.29%
     Banco Bradesco SA                                           3.93%

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index (the "Index"). The Index is comprised of highly liquid securities trading on the stock exchanges of Mexico, Brazil, Argentina and Chile. From April 1, 2002, through March 31, 2003 (the "reporting period"), the Index fell 31.20% in U.S. dollar terms. During the same period, the iShares S&P Latin America 40 Index Fund dropped 30.54%.

The Index came under considerable pressure over the reporting period. Both political and macroeconomic factors played a role in the Index's double-digit decline over that period.

Like many other equity markets around the world, stock markets in Latin America were driven down by the poor economic climate in most regions of the world. Slow growth in the United States and Europe in particular led many international investors to take a more defensive stance by reducing their exposure to Latin American equities. Numerous stocks across Latin America were also depressed by the uncertain impact of a potential war between the United States and Iraq.

22                                    2003 iShares Annual Report to Shareholders

In addition, country-specific factors weighed on numerous stocks in the S&P Latin America 40 Index over the reporting period. Brazil's equity market, for example, was driven down sharply by investors' concerns about the country's political and economic situation. Over the summer of 2002, many investors worried that Brazil's external debt was reaching alarming levels. This situation led major international credit rating agencies to downgrade Brazil's sovereign debt to junk-bond status, a move that also undermined investors' confidence in the country's equity market.

Brazil's stock market was also driven down over the summer and fall of 2002 by the growing likelihood that the leftist candidate Luis Inacio Lula da Silva would win the country's presidential election in late 2002. Some of these concerns were dispelled, however, after da Silva did win the election and showed a willingness to implement austerity measures designed to reduce Brazil's spiraling inflation. The greater confidence that many investors felt toward da Silva sparked a rally in the Brazilian equity market in early 2003. The rebound was not long-lived, however. The Brazilian market again came under pressure toward the end of the reporting period as investors worried about the impact of a war between the United States and Iraq. The poor sentiment over much of the reporting period fell especially heavily on the Brazilian market's largest and most liquid stock, Petrobras (8.17% of the Index as of March 31, 2003), which declined 43.25% over the reporting period. Brazil's large banks were also very weak. Shares of Banco Itau (4.29% of the Index as of March 31, 2003) and Banco Bradesco (3.93% of the Index as of March 31, 2003) depreciated 32.24% and 42.26%, respectively, over the reporting period.

War in the Middle East and the generally poor global economic climate weighed heavily on Mexico's stock market as well. Slow economic growth in Mexico and the United States, Mexico's key export market, led to poor results for many of Mexico's largest companies and subsequent declines in their shares. In addition, the considerable weakness of the Mexican peso versus the U.S. dollar, particularly in February and March 2003, heightened losses for U.S. dollar-based investors in the Mexican equity market. For example, shares of Telefonos de Mexico (16.64% of the Index as of March 31, 2003) dropped 23.72% in U.S. dollar terms over the reporting period. Cemex and America Movil, two other large Mexican stocks (respectively 7.62% and 7.52% of the Index as of March 31, 2003), posted even more severe declines, dropping 38.90% and 32.25%, respectively.

                    iShares S&P Latin America 40 Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                   [GRAPHIC]

             iShares S&P Latin America 40 index Fund  S&P Latin America 40 Index

  10/31/2001                 $10,000                            $10,000
                             $10,547                            $10,575
  12/31/2001                 $11,563                            $11,668
                             $11,807                            $11,833
                             $12,096                            $12,140
   3/31/2002                 $12,716                            $12,770
                             $12,500                            $12,566
                             $11,531                            $11,370
   6/30/2002                 $ 9,949                            $ 9,803
                             $ 8,561                            $ 8,367
                             $ 9,157                            $ 9,004
   9/30/2002                 $ 7,602                            $ 7,514
                             $ 8,564                            $ 8,434
                             $ 8,837                            $ 8,765
  12/31/2002                 $ 9,023                            $ 8,949
                             $ 8,614                            $ 8,521
                             $ 8,348                            $ 8,259
   3/31/2003                 $ 8,832                            $ 8,787

       Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               23

Managers' Discussion & Analysis

iSHARES S&P/TOPIX 150 INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (21.36)% (20.86)% (21.56)%  (18.29)% (18.00)% (18.34)% (25.22)% (24.84)% (25.31)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/23/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of its future results.

                              TOP 10 INDEX HOLDINGS

                                  [BAR CHART]

     Toyota Motor Corp.                                      5.97%
     NTT Docomo Inc.                                         3.86%
     Sony Corp.                                              3.63%
     Nippon Telegraph & Telephone Corp.                      3.48%
     Takeda Chemical Industries Ltd.                         3.20%
     Canon Inc.                                              3.06%
     Honda Motor Corp. Ltd.                                  2.56%
     Tokyo Electric Power Co. Inc. (The)                     2.46%
     Nomura Holdings Inc.                                    2.18%
     Matsushita Electric Industrial Co. Ltd.                 1.99%

The iShares S&P/TOPIX 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index (the "Index"). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. From April 1, 2002, through March 31, 2003 (the "reporting period"), the Index dropped 21.56%. For the same period, the iShares S&P/TOPIX 150 Index Fund fell 21.36%.

Several factors contributed to the significant decline in the Index over the reporting period. Among the most important factors was economic weakness in many of Japan's major export markets, which led to poor results for several of the country's largest firms and declines in their share prices. For example, Toyota Motor Corp. (5.97% of the Index as of March 31, 2003) and Sony Corp. (3.63% of the Index as of March 31, 2003) declined by 22.09% and 31.74%, respectively. The downturn abroad also contributed to growing economic weakness in Japan itself, eventually putting pressure on the shares of many domestically oriented Japanese companies. For example, shares of NTT DoCoMo (3.86% of the Index as of March 31, 2003) dropped by 30.94% over the reporting period. Investors' growing concerns about the global economic impact of a war between the United States and Iraq also cast a shadow over the Japanese stock market toward the latter half of the reporting period.

24                                    2003 iShares Annual Report to Shareholders

Political and economic uncertainty in Japan itself also depressed the country's stock market. As in years past, many investors remained skeptical about the Japanese government's willingness and ability to reform the country's financial sector. As a result, banking and other financial stocks were one of the weakest components of the Index over the reporting period.

Despite the general downward trend of the Japanese market, some stocks in the Index fared comparatively well over the reporting period. For example, shares of Canon, Inc. (3.06% of the Index as of March 31, 2003) fell a relatively modest 5.10% in large part because the company continued to profit from robust worldwide sales of its digital cameras. In many other cases, however, poor investor sentiment toward the Japanese market as a whole overshadowed results at individual companies.

                        iShares S&P/TOPIX 150 Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [GRAPHIC]

                   iShares S&P/TOPIX 150 Index Fund    S&P/TOPIX 150 Index Fund

      10/31/2001               $10,000                         $10,000
                               $ 9,727                         $ 9,641
      12/31/2001               $ 9,098                         $ 9,069
                               $ 8,406                         $ 8,459
                               $ 8,767                         $ 8,754
       3/31/2002               $ 9,509                         $ 9,522
                               $ 9,806                         $ 9,856
                               $10,381                         $10,405
       6/30/2002               $ 9,829                         $ 9,868
                               $ 9,114                         $ 9,144
                               $ 9,002                         $ 9,064
       9/30/2002               $ 8,566                         $ 8,608
                               $ 8,027                         $ 8,055
                               $ 8,384                         $ 8,441
      12/31/2002               $ 8,159                         $ 8,118
                               $ 7,822                         $ 7,909
                               $ 7,849                         $ 7,923
       3/31/2003               $ 7,478                         $ 7,471

          Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               25

Managers' Discussion & Analysis

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
Performance as of 3/31/03

                  Average Annual Total Returns             Cumulative Total Returns
     ---------------------------------------------------   -------------------------
        Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
     ------------------------   ------------------------   -------------------------
      NAV    MARKET   INDEX       NAV    MARKET    INDEX     NAV    MARKET    INDEX
    (33.89)% (33.84)% (33.73)%  (26.71)% (26.70)% (26.61)% (48.74)% (48.73)% (48.58)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (02/05/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (02/09/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                                   [BAR CHART]

                Amgen Inc.                                   19.17%
                Gilead Sciences Inc.                          2.89%
                Medimmune Inc.                                2.86%
                Genzyme Corp. - General Division              2.81%
                Chiron Corp.                                  2.57%
                Idec Pharmaceuticals Corp.                    2.22%
                Biogen Inc.                                   1.84%
                Tanox Inc.                                    1.70%
                Abgenix Inc.                                  1.65%
                Ligand Pharmaceuticals Inc. Class B           1.61%

The iShares Nasdaq Biotechnology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Biotechnology Index (the "Index"). For the 12-month period ended March 31, 2003 (the "reporting period"), the Index declined 33.73%. For the same period, the iShares Nasdaq Biotechnology Index Fund declined 33.89%.

Equity markets declined during the reporting period, facing downward pressure on economic, corporate, and political fronts. Weak economic indicators continued to cloud the outlook for recovery: in 2002, each quarter of strong GDP growth was followed by a quarter of weak GDP results. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. Investor skepticism about corporate leadership grew with each additional revelation of accounting scandals. Earnings warnings also grew during the reporting period. Geopolitical tensions continued to weigh heavily on the markets, ultimately leading to an invasion of Iraq in March. The prospect of war with Iraq drove the price of oil to nearly $40 per barrel and sent equity share prices lower.

Responding to the sense of uncertainty on these fronts, investors generally retreated away from growth-oriented stocks toward the relative stability of value-oriented stocks early in the reporting period. Accordingly, biotechnology stocks, which had been viewed by many investors as the "next growth opportunity" when technology stock values had begun to decline, were sold off during the first few months

26                                    2003 iShares Annual Report to Shareholders
of the reporting period. However, during the first quarter of 2003, biotechnology stocks gained ground as many bellwether companies in the group provided positive earnings guidance.

For most of the ten largest holdings in the Index, the gains in the first quarter helped to mitigate more substantial losses suffered earlier in the reporting period. Still, the only holding among the ten largest to post a gain for the reporting period was Gilead Sciences (2.89% of the Index as of March 31, 2003), which returned 16.67%. The largest holding at 19.17% of the Index as of March 31, 2003, Amgen, declined 3.57%. Tanox (1.70% of the Index as of March 31,
2003) fell 8.55%. Medimmune (2.86% of the Index as of March 31, 2003) and Genzyme (2.81% of the Index as of March 31, 2003) both declined exactly 16.53%, and Chiron (2.57% of the Index as of March 31, 2003) fell 18.28%. Ligand Pharmaceuticals (1.61% of the Index as of March 31, 2003) suffered the steepest decline, falling 67.09%.

                    iShares Nasdaq Biotechnology Index Fund

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                    [GRAPHIC]

            iShares Nasdaq Biotechnology Index Fund   Nasdaq Biotechnology Index

  2/28/2001                $10,000                            $10,000
  3/31/2001                $ 7,707                            $ 7,696
                           $ 9,169                            $ 9,156
                           $ 9,929                            $ 9,916
                           $10,182                            $10,174
                           $ 8,734                            $ 8,725
                           $ 8,821                            $ 8,815
  9/30/2001                $ 7,458                            $ 7,456
                           $ 8,673                            $ 8,671
                           $ 9,504                            $ 9,499
                           $ 9,125                            $ 9,123
                           $ 7,833                            $ 7,830
                           $ 7,479                            $ 7,480
  3/31/2002                $ 7,754                            $ 7,759
                           $ 6,532                            $ 6,539
                           $ 5,815                            $ 5,822
                           $ 5,113                            $ 5,120
                           $ 5,154                            $ 5,153
                           $ 4,911                            $ 4,912
  9/30/2002                $ 4,662                            $ 4,668
                           $ 5,127                            $ 5,134
                           $ 5,593                            $ 5,601
                           $ 4,979                            $ 4,988
                           $ 4,870                            $ 4,881
                           $ 4,800                            $ 4,813
  3/31/2003                $ 5,126                            $ 5,142

      Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               27

Schedule of Investments

iSHARES S&P 100 INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.83%
Microsoft Corp.                              720,099  $ 17,433,597
General Electric Co.                         669,602    17,074,851
Exxon Mobil Corp.                            452,782    15,824,731
Wal-Mart Stores Inc.                         297,017    15,453,795
Pfizer Inc.                                  414,650    12,920,494
Citigroup Inc.                               345,920    11,916,944
Johnson & Johnson                            199,889    11,567,576
International Business Machines Corp.        113,724     8,919,373
American International Group Inc.            175,534     8,680,156
Merck & Co. Inc.                             151,102     8,277,368
Procter & Gamble Co.                          87,001     7,747,439
Intel Corp.                                  445,794     7,257,526
Bank of America Corp.                        101,091     6,756,922
Coca-Cola Co. (The)                          166,818     6,752,793
Verizon Communications Inc.                  184,085     6,507,405
Cisco Systems Inc./1/                        478,558     6,211,683
Wells Fargo & Company                        113,847     5,121,977
Amgen Inc./1/                                 86,628     4,985,441
PepsiCo Inc.                                 116,212     4,648,480
SBC Communications Inc.                      223,413     4,481,665
Viacom Inc. Class B/1/                       118,508     4,327,912
Altria Group Inc.                            139,193     4,170,222
Oracle Corp./1/                              354,560     3,846,622
Home Depot Inc.                              156,479     3,811,828
Pharmacia Corp.                               87,037     3,768,702
Medtronic Inc.                                82,058     3,702,457
3M Co.                                        26,261     3,414,718
AOL Time Warner Inc./1/                      300,937     3,268,176
Hewlett-Packard Co.                          205,399     3,193,954
JP Morgan Chase & Co.                        134,219     3,182,333
American Express Co.                          88,414     2,937,997
Morgan Stanley                                72,889     2,795,293
Bristol-Myers Squibb Co.                     130,353     2,754,359
Bank One Corp.                                78,333     2,711,888
Anheuser-Busch Companies Inc.                 57,571     2,683,384
Du Pont (E.I.) de Nemours and Co.             66,853     2,597,908
U.S. Bancorp                                 128,877     2,446,085
Walt Disney Co. (The)                        137,461     2,339,587
Gillette Co. (The)                            70,271     2,174,185
Goldman Sachs Group Inc. (The)                31,752     2,161,676
Merrill Lynch & Co. Inc.                      58,209     2,060,599
Colgate-Palmolive Co.                         36,167     1,968,932
Texas Instruments Inc.                       116,515     1,907,351
United Technologies Corp.                     31,654     1,828,968
Tyco International Ltd.                      134,282     1,726,867
Dow Chemical Co. (The)                        61,210     1,690,008
Schlumberger Ltd.                             39,178     1,489,156
HCA Inc.                                      34,476     1,425,927
Boeing Co. (The)                              56,549     1,417,118
Clear Channel Communications Inc./1/          41,234     1,398,657
Southern Co.                                  48,078     1,367,338
General Motors Corp.                          37,651     1,265,827
McDonald's Corp.                              85,597     1,237,733
Honeywell International Inc.                  57,570     1,229,695
FedEx Corp.                                   20,078     1,105,695
Alcoa Inc.                                    56,711     1,099,059
Exelon Corp.                                  21,795     1,098,686
International Paper Co.                       32,225     1,089,205
EMC Corp./1/                                 148,422     1,073,091
Sara Lee Corp.                                52,647       984,499
Lehman Brothers Holdings Inc.                 16,315       942,191
Ford Motor Company                           123,685       930,111
Avon Products Inc.                            15,881       906,011
Nextel Communications Inc. Class A/1/         64,806       867,752
AT&T Corp.                                    52,006       842,497
Raytheon Co.                                  27,385       776,912
Baxter International Inc.                     39,887       743,494
General Dynamics Corp.                        13,475       742,068
Entergy Corp.                                 14,934       719,072
Weyerhaeuser Co.                              14,740       705,014
Heinz (H.J.) Co.                              23,637       690,200
Baker Hughes Inc.                             22,669       678,483
Burlington Northern Santa Fe Corp.            25,222       628,028
Halliburton Co.                               29,363       608,695
Hartford Financial Services Group Inc.        17,189       606,600
American Electric Power Co. Inc.              26,042       595,060
Campbell Soup Co.                             27,671       581,091

28                                    2003 iShares Annual Report to Shareholders
iSHARES S&P 100 INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Eastman Kodak Co.                             19,630  $    581,048
MedImmune Inc./1/                             16,969       557,092
Sears, Roebuck and Co.                        21,388       516,520
Norfolk Southern Corp.                        26,261       487,404
Limited Brands Inc.                           35,274       453,976
Xerox Corp./1/                                49,794       433,208
CIGNA Corp.                                    9,339       426,979
Computer Sciences Corp./1/                    12,514       407,331
May Department Stores Co. (The)               19,486       387,577
Lucent Technologies Inc./1/                  263,177       386,870
Harrah's Entertainment Inc./1/                 7,521       268,500
Rockwell Automation Inc.                      12,385       256,370
RadioShack Corp.                              11,338       252,724
El Paso Corp.                                 40,710       246,296
National Semiconductor Corp./1/               12,226       208,331
Unisys Corp./1/                               21,951       203,266
Black & Decker Corp.                           5,313       185,211
Williams Companies Inc.                       34,464       157,845
AES Corp. (The)/1/                            36,171       130,939
Toys R Us Inc./1/                             14,064       117,716
Boise Cascade Corp.                            3,879        84,756
Delta Air Lines Inc.                           8,169        72,704
Allegheny Technologies Inc.                    5,444        15,788
TOTAL COMMON STOCKS
  (Cost: $368,828,780)                                 298,695,643

SHORT TERM INSTRUMENTS - 0.05%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       151,157       151,157
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $151,157)                                         151,157

TOTAL INVESTMENTS IN
  SECURITIES - 99.88%
  (Cost $368,979,937)                                  298,846,800
Other Assets, Less Liabilities - 0.12%                     363,990
                                                      ------------
NET ASSETS - 100.00%                                  $299,210,790
                                                      ============

/1/ Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      29

Schedule of Investments

iSHARES S&P GLOBAL 100 INDEX FUND
March 31, 2003

Security                                          Shares        Value
---------------------------------------------------------------------
COMMON STOCKS - 99.42%

AUSTRALIA - 0.73%
Broken Hill Proprietary Co. Ltd.                  58,497  $   328,046
News Corp. Ltd.                                   22,351      145,467
                                                              473,513

BELGIUM - 0.27%
Fortis Group                                      13,609      177,014
                                                              177,014

CANADA - 0.42%
Alcan Ltd.                                         5,654      157,747
Nortel Networks Corp./1/                          54,467      113,291
                                                              271,038

FINLAND - 1.44%
Nokia OYJ ADR                                     66,960      938,110
                                                              938,110

FRANCE - 5.09%
Alcatel SA Class A                                17,794      121,743
Aventis SA                                         8,804      386,487
AXA AG                                            18,073      213,384
BNP Paribas SA                                    10,478      419,613
Carrefour SA                                       7,967      301,754
France Telecom SA                                  6,510      132,768
France Telecom SA Rights/1/                        7,440       29,227
L'Oreal SA                                         4,154      251,573
Suez SA                                           12,524      145,545
TotalFinaElf SA                                    9,021    1,141,871
Vivendi Universal SA                              13,175      175,106
                                                            3,319,071

GERMANY - 3.07%
Allianz AG                                         2,108      104,431
BASF AG                                            7,254      270,000
Bayer AG                                           9,951      135,623
DaimlerChrysler AG                                 9,796      286,369
Deutsche Bank AG                                   7,874      330,796
Deutsche Telekom AG                               30,907      340,967
Siemens AG                                        11,005      453,927
Volkswagen AG                                      2,480       79,020
                                                            2,001,133

ITALY - 0.56%
Assicurazioni Generali SpA                        16,554      341,043
Fiat SpA                                           4,185       25,710
                                                              366,753

JAPAN - 4.31%
Canon Inc.                                        12,400      432,923
Fuji Photo Film Co. Ltd.                           6,200      190,319
Hitachi Ltd.                                      31,000      107,969
Honda Motor Co. Ltd.                               9,300      309,791
Matsushita Electric Industrial Co. Ltd.           31,000      264,825
Mitsubishi Tokyo Financial Group Inc.                 31      117,642
NEC Corp.                                         31,000      102,218
Sony Corp.                                        12,400      439,197
Toshiba Corp.                                     31,000       81,827
Toyota Motor Corp.                                34,100      757,746
                                                            2,804,457

MEXICO - 0.11%
America Movil SA de CV ADR Series L                5,425       72,532
                                                               72,532

NETHERLANDS - 3.13%
ING Groep NV                                      18,817      217,446
Koninklijke Philips Electronics NV NY Shares      18,259      284,658
Royal Dutch Petroleum Co. NY Shares               27,125    1,105,344
Unilever NV NY Shares                              7,254      431,178
                                                            2,038,626

SPAIN - 2.31%
Banco Bilbao Vizcaya Argentaria SA                43,028      358,245

30                                    2003 iShares Annual Report to Shareholders
iSHARES S&P GLOBAL 100 INDEX FUND
March 31, 2003

Security                                         Shares        Value
--------------------------------------------------------------------
Banco Santander Central Hispano SA               61,070  $   389,842
Repsol YPF SA                                    13,330      192,294
Telefonica SA/1/                                 60,556      566,295
                                                           1,506,676

SWEDEN - 0.25%
Telefonaktiebolaget LM Ericsson
  AB ADR/1/                                      25,283      160,800
                                                             160,800

SWITZERLAND - 5.22%
ABB Ltd./1/                                      17,856       41,882
Credit Suisse Group/1/                           15,190      264,125
Nestle SA                                         4,991      987,860
Novartis AG                                      33,666    1,246,750
Swiss Re                                          3,875      190,094
UBS AG Registered/1/                             15,779      671,323
                                                           3,402,034

UNITED KINGDOM - 12.46%
AstraZeneca PLC                                  23,219      791,668
Barclays PLC/2/                                  88,536      510,813
BP PLC                                          296,639    1,881,450
Diageo PLC                                       42,439      435,371
GlaxoSmithKline PLC                              80,335    1,413,349
HSBC Holdings PLC                               140,647    1,442,861
Reuters Group PLC                                25,761       41,331
Vodafone Group PLC                              895,125    1,598,864
                                                           8,115,707

UNITED STATES - 60.05%
Altria Group Inc.                                27,466      822,881
American International Group Inc.                34,193    1,690,844
AOL Time Warner Inc./1/                          59,427      645,376
AT&T Corp.                                       10,273      166,423
Bristol-Myers Squibb Co.                         26,505      560,051
ChevronTexaco Corp.                              13,857      895,855
Citigroup Inc.                                   67,146    2,313,180
Coca-Cola Co. (The)                              29,853    1,208,449
Colgate-Palmolive Co.                             7,099      386,470
Dell Computer Corp./1/                           31,403      857,616

                                              Shares or
Security                                      Principal        Value
--------------------------------------------------------------------

Dow Chemical Co. (The)                           12,400  $   342,364
Du Pont (E.I.) de Nemours and Co.                13,578      527,641
EMC Corp./1/                                     33,387      241,388
Exxon Mobil Corp.                                88,350    3,087,832
Ford Motor Company                               23,436      176,239
General Electric Co.                            131,781    3,360,415
General Motors Corp.                              6,634      223,035
Gillette Co. (The)                               12,648      391,329
Hewlett-Packard Co.                              38,750      602,562
Intel Corp.                                      90,024    1,465,591
International Business Machines Corp.            22,506    1,765,146
Johnson & Johnson                                39,277    2,272,960
JP Morgan Chase & Co.                            25,699      609,323
Kimberly-Clark Corp.                              6,634      301,582
Lucent Technologies Inc./1/                      52,731       77,515
McDonald's Corp.                                 20,398      294,955
Merck & Co. Inc.                                 29,729    1,628,555
Microsoft Corp.                                 124,093    3,004,292
Morgan Stanley                                   14,136      542,116
PepsiCo Inc.                                     23,064      922,560
Pfizer Inc.                                      81,561    2,541,441
Procter & Gamble Co.                             16,926    1,507,260
Texas Instruments Inc.                           25,079      410,543
3M Co.                                            5,208      677,196
Tyco International Ltd.                          26,939      346,436
United Technologies Corp.                         6,200      358,236
Wal-Mart Stores Inc.                             36,363    1,891,967
                                                          39,117,624

TOTAL COMMON STOCKS
  (Cost: $89,984,038)                                     64,765,088

SHORT TERM INSTRUMENTS - 9.19%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                        5,395,069    5,395,069
BlackRock Temp Cash Money Market Fund           118,452      118,452
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                            $   59,226       59,226

Schedules of Investments                                                      31
iSHARES S&P GLOBAL 100 INDEX FUND
March 31, 2003

                                                Shares or
Security                                        Principal        Value
----------------------------------------------------------------------
Links Finance LLC, Floating
  Rate Note
  1.29%, 03/29/04                              $  148,066  $   148,066
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                   118,535      118,535
White Pine Finance LLC, Floating Rate Note
  1.29%, 03/25/04                                 148,066      148,066
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $5,987,414)                                         5,987,414

TOTAL INVESTMENTS IN SECURITIES - 108.61%
  (Cost $95,971,452)                                        70,752,502
Other Assets, Less Liabilities - (8.61%)                    (5,609,390)
                                                           -----------
NET ASSETS - 100.00%                                       $65,143,112
                                                           ===========

/1/ Non-income earning securities.
/2/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

32                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
March 31, 2003

Security                                      Shares        Value
-----------------------------------------------------------------
COMMON STOCKS - 99.00%

ARGENTINA - 0.17%
Perez Companc SA ADR/1/                        4,504  $    31,078
                                                           31,078

CANADA - 7.40%
Canadian Natural Resources Ltd.                2,712       92,459
EnCana Corp.                                  14,645      475,390
Husky Energy Inc.                              2,944       33,883
Imperial Oil Ltd.                              4,184      134,679
Nexen Inc.                                     2,320       47,236
Petro-Canada                                   6,096      207,206
Precision Drilling Corp./1/                      464       15,544
Suncor Energy Inc.                            11,768      204,880
Talisman Energy Inc.                           2,624      104,175
                                                        1,315,452

CHINA - 0.49%
PetroChina Co. Ltd. ADR                        4,144       86,444
                                                           86,444

FRANCE - 7.84%
TotalFinaElf SA                               11,016    1,394,396
                                                        1,394,396

ITALY - 4.30%
Eni SpA                                       57,216      764,193
                                                          764,193

JAPAN - 0.85%
Nippon Oil Corp.                              24,000      100,995
TonenGeneral Sekiyu K.K.                       8,000       49,722
                                                          150,717

LUXEMBOURG - 0.11%
Tenaris SA ADR/1/                                888       19,571
                                                           19,571

NETHERLANDS - 6.71%
Royal Dutch Petroleum Co.                     29,320    1,193,695
                                                        1,193,695

NORWAY - 1.44%
Norsk Hydro ASA ADR                            4,544      172,627
Statoil ASA ADR/1/                            10,976       84,076
                                                          256,703

SPAIN - 1.96%
Repsol YPF SA ADR                             24,352      349,208
                                                          349,208

UNITED KINGDOM - 20.20%
BG Group PLC                                 118,816      451,219
BP PLC                                       364,992    2,314,983
Shell Transport & Trading Co. PLC            136,872      827,552
                                                        3,593,754

UNITED STATES - 47.53%
Amerada Hess Corp.                             3,080      136,321
Anadarko Petroleum Corp.                       5,256      239,148
Apache Corp.                                   3,288      202,973
Ashland Inc.                                   1,168       34,655
Baker Hughes Inc.                              6,672      199,693
BJ Services Co./1/                             2,656       91,340
Burlington Resources Inc.                      4,904      233,970
ChevronTexaco Corp.                           13,048      843,553
ConocoPhillips                                14,725      789,260
Devon Energy Corp.                             3,312      159,705
EOG Resources Inc.                             2,800      110,768
Exxon Mobil Corp.                            106,600    3,725,670
Halliburton Co.                                7,752      160,699
Marathon Oil Corp.                             8,152      195,403
Nabors Industries Ltd./1/                      2,600      103,662
Noble Corp./1/                                 2,336       73,397
Occidental Petroleum Corp.                     9,336      279,707
Rowan Companies Inc.                           1,616       31,771
Schlumberger Ltd.                             10,888      413,853
Sunoco Inc.                                    3,120      114,098
Transocean Inc.                                5,784      118,283
Unocal Corp.                                   7,448      195,957
                                                        8,453,886

TOTAL COMMON STOCKS
  (Cost: $19,115,485)                                  17,609,097

Schedules of Investments                                                      33
iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
March 31, 2003

                                               Shares or
Security                                       Principal         Value
----------------------------------------------------------------------
PREFERRED STOCKS - 0.73%

BRAZIL - 0.73%
Petroleo Brasileiro SA ADR                         9,400   $   129,344
                                                               129,344

TOTAL PREFERRED STOCKS
  (Cost: $151,148)                                             129,344

SHORT TERM INSTRUMENTS - 9.47%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                         1,520,900     1,520,900
BlackRock Temp Cash Money
  Market Fund                                     32,531        32,531
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                             $   16,265        16,265
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                                 40,664        40,664
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                   32,554        32,554
White Pine Finance LLC, Floating Rate
  Note
  1.29%, 03/25/04                                 40,664        40,664
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,683,578)                                         1,683,578

TOTAL INVESTMENTS IN
  SECURITIES - 109.20%
  (Cost $20,950,211)                                        19,422,019
Other Assets, Less Liabilities - (9.20%)                    (1,635,645)
                                                           -----------
NET ASSETS - 100.00%                                       $17,786,374
                                                           ===========

/1/ Non-income earning securities.

See notes to financial statements.


34                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
March 31, 2003

Security                                         Shares        Value
--------------------------------------------------------------------
COMMON STOCKS - 99.27%

AUSTRALIA - 3.29%
AMP Ltd.                                          7,840    $  33,259
Australia and New Zealand Banking Group
  Ltd.                                            8,472       91,795
Commonwealth Bank of Australia                    7,488      117,876
Lend Lease Corp. Ltd.                             2,704       15,196
National Australia Bank Ltd.                      8,824      170,368
Westpac Banking Corp. Ltd.                       10,648       97,034
                                                             525,528

BELGIUM - 1.01%
Algemene Maatschappij voor
  Nijverheidskredit NV                              536       16,763
Dexia Group                                       3,648       33,239
Fortis Group                                      6,200       80,644
Groupe Bruxelles Lambert SA                         352       12,675
KBC Bankverzekerings Holding NV                     616       18,693
                                                             162,014

BRAZIL - 0.17%
Unibanco - Uniao de Bancos Brasileiros
  SA GDR                                          1,856       26,856
                                                              26,856

CANADA - 3.95%
Bank of Montreal                                  2,704       73,749
Bank of Nova Scotia                               2,920      103,024
Brascan Corp. Class A                               704       14,085
Canadian Imperial Bank of Commerce                2,152       69,198
Manulife Financial Corp.                          2,536       60,599
National Bank of Canada                             920       20,245
Royal Bank of Canada                              3,704      143,879
Sun Life Financial Services of Canada             3,416       64,442
Toronto Dominion Bank                             3,712       81,760
                                                             630,981

DENMARK - 0.32%
Danske Bank A/S                                   3,072       51,233
                                                              51,233

FRANCE - 3.18%
Assurances Generales de France                      448       11,860
AXA AG                                            8,048       95,021
BNP Paribas SA                                    4,560      182,615
Credit Agricole SA                                1,600       24,914
Credit Lyonnais SA                                1,376       80,630
Societe Generale Class A                          2,208      114,011
                                                             509,051

GERMANY - 1.57%
Allianz AG                                        1,176       58,260
Deutsche Bank AG                                  3,616      151,913
Muenchener Rueckversicherungs-
  Gesellschaft AG                                   704       40,331
                                                             250,504

GREECE - 0.08%
National Bank of Greece SA ADR                    5,929       13,340
                                                              13,340

HONG KONG - 1.39%
Bank of East Asia Ltd.                            9,600       17,601
Cheung Kong (Holdings) Ltd.                       8,000       44,311
Hang Seng Bank Ltd.                               4,800       48,926
Henderson Land Development Co. Ltd.               8,000       19,950
New World Development Co. Ltd.                   16,000        5,488
Sun Hung Kai Properties Ltd.                      8,000       38,361
Swire Pacific Ltd. Class A                        8,000       31,694
Wharf Holdings Ltd.                               8,000       15,898
                                                             222,229

IRELAND - 0.82%
Allied Irish Banks PLC                            5,168       71,168
Bank of Ireland                                   5,661       59,981
                                                             131,149

Schedules of Investments                                                      35
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
March 31, 2003

Security                                         Shares         Value
---------------------------------------------------------------------
ITALY - 2.94%
Alleanza Assicurazioni SpA                        2,936     $  22,042
Assicurazioni Generali SpA                        6,464       133,170
Banca Fideuram SpA                                2,448        10,017
Banca Intesa SpA                                 26,328        58,607
Banca Monte dei Paschi di Siena SpA               6,120        13,857
Banca Nazionale del Lavoro SpA/1/                13,736        17,327
Capitalia SpA                                    13,072        18,401
Mediobanca SpA                                    3,352        26,445
Riunione Adriatica di Sicurta SpA                 2,160        26,846
Sanpaolo IMI SpA                                  6,384        43,400
Unicredito Italiano SpA                          26,144        99,564
                                                              469,676

JAPAN - 3.34%
Acom Co. Ltd.                                       800        20,914
Credit Saison Co. Ltd.                              800        13,797
Daiwa Securities Group Inc.                       8,000        32,855
Millea Holdings Inc.                                  8        49,654
Mitsubishi Estate Co. Ltd.                        8,000        49,249
Mitsubishi Tokyo Financial Group Inc.                16        60,719
Mitsui Sumitomo Insurance Co. Ltd.                8,000        34,272
Nikko Cordial Corp.                               8,000        21,926
Nomura Holdings Inc.                              8,000        83,319
ORIX Corp.                                          800        41,154
Promise Co. Ltd.                                    800        22,263
Resona Holdings Inc./1/                          16,000         7,691
Sompo Japan Insurance Inc.                        8,000        37,376
Sumitomo Mitsui Financial Group Inc.                 16        28,605
Takefuji Corp.                                      320        15,247
UFJ Holdings Inc./1/                                 16        15,922
                                                              534,963

MEXICO - 0.15%
Grupo Financiero BBVA Bancomer SA de CV
  Class B/1/                                     30,756        23,475
                                                               23,475

NETHERLANDS - 1.64%
ABN AMRO Holding NV                               7,424       108,554
Aegon NV                                          7,184        53,934
ING Groep NV                                      8,704       100,582
                                                              263,070

SINGAPORE - 0.71%
Capitaland Ltd.                                  16,000         9,427
City Developments Ltd.                            8,000        16,044
DBS Group Holdings Ltd.                           8,000        41,695
Haw Par Corp. Ltd.                                  163           303
United Overseas Bank Ltd.                         8,000        46,680
                                                              114,149

SPAIN - 2.51%
Banco Bilbao Vizcaya Argentaria SA               18,664       155,394
Banco Popular Espanol SA                          1,328        57,385
Banco Santander Central Hispano SA               27,440       175,164
Bankinter SA                                        512        13,956
                                                              401,899

SWEDEN - 1.09%
ForeningsSparbanken AB                            2,000        23,116
Nordea AB                                        13,608        60,024
Skandia Forsakrings AB                            7,520        15,698
Skandinaviska Enskilda Banken AB Class A          3,160        27,392
Svenska Handelsbanken AB Class A                  3,392        47,806
                                                              174,036

SWITZERLAND - 3.51%
Credit Suisse Group/1/                            6,552       113,927
Swiss Life Holding/1/                               216         7,991
Swiss Re                                          1,672        82,023
UBS AG Registered/1/                              6,792       288,968
Zurich Financial Services AG                        800        68,073
                                                              560,982

36                                    2003 iShares Annual Report to Shareholders
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
March 31, 2003

Security                                         Shares         Value
---------------------------------------------------------------------
UNITED KINGDOM - 12.68%
Abbey National PLC/1/                             8,552   $    44,475
Alliance & Leicester PLC                          2,568        31,479
Aviva PLC                                        12,800        71,220
Barclays PLC/2/                                  37,008       213,520
British Land Co. PLC                              3,104        20,153
Hammerson PLC                                     1,672        11,325
HBOS PLC                                         22,056       226,441
HSBC Holdings PLC                                60,844       624,183
Land Securities Group PLC                         2,531        29,306
Legal & General Group PLC                        36,912        40,551
Lloyds TSB Group PLC                             31,624       160,962
Northern Rock PLC                                 2,504        25,708
Old Mutual PLC                                   20,008        23,957
Provident Financial PLC                             760         6,661
Prudential Corp. PLC                             11,440        55,787
Royal Bank of Scotland Group PLC                 14,888       335,352
Schroders PLC                                       920         7,202
Slough Estates PLC                                2,416        11,743
Standard Chartered PLC                            5,856        62,343
3i Group PLC                                      3,792        24,965
                                                            2,027,333

UNITED STATES - 54.92%
ACE Ltd.                                          1,512        43,772
AFLAC Inc.                                        2,800        89,739
Allstate Corp. (The)                              3,920       130,026
Ambac Financial Group Inc.                          616        31,120
American Express Co.                              7,760       257,865
American International Group Inc.                14,792       731,464
AmSouth Bancorp                                   2,120        42,146
AON Corp.                                         1,832        37,886
Apartment Investment & Management Co.
  Class A                                           400        14,592
Bank of America Corp.                             8,400       561,456
Bank of New York Co. Inc. (The)                   4,240        86,920
Bank One Corp.                                    6,568       227,384
BB&T Corp.                                        2,608        81,969
Bear Stearns Companies Inc. (The)                   552        36,211
Capital One Financial Corp.                       1,232        36,972
Charter One Financial Inc.                        1,344        37,175
Chubb Corp.                                         992        43,965
Cincinnati Financial Corp.                          944        33,106
Citigroup Inc.                                   28,840       993,538
Comerica Inc.                                     1,032        39,092
Countrywide Financial Corp.                         696        40,020
Equity Office Properties Trust                    2,416        61,487
Equity Residential                                1,600        38,512
Fannie Mae                                        5,576       364,392
Fifth Third Bancorp                               3,288       164,860
First Tennessee National Corp.                      800        31,768
FleetBoston Financial Corp.                       6,040       144,235
Franklin Resources Inc.                           1,504        49,497
Freddie Mac                                       3,952       209,851
Golden West Financial Corp.                         848        60,997
Goldman Sachs Group Inc. (The)                    2,632       179,187
Hancock (John) Financial Services Inc.            1,720        47,782
Hartford Financial Services Group Inc.            1,400        49,406
Huntington Bancshares Inc.                        1,240        23,052
Janus Capital Group Inc.                          1,296        14,761
Jefferson-Pilot Corp.                               832        32,015
JP Morgan Chase & Co.                            11,320       268,397
KeyCorp                                           2,312        52,159
Lehman Brothers Holdings Inc.                     1,320        76,230
Lincoln National Corp.                            1,104        30,912
Loews Corp.                                       1,104        43,983
Marsh & McLennan Companies Inc.                   3,000       127,890
Marshall & Ilsley Corp.                           1,112        28,423
MBIA Inc.                                           872        33,694
MBNA Corp.                                        7,272       109,444
Mellon Financial Corp.                            2,448        52,045
Merrill Lynch & Co. Inc.                          4,808       170,203
MetLife Inc.                                      3,840       101,299
MGIC Investment Corp.                               632        24,819
Moody's Corp.                                       752        34,765
Morgan Stanley                                    6,280       240,838
National City Corp.                               3,496        97,364
North Fork Bancorp Inc.                             848        24,974
Northern Trust Corp.                              1,336        40,681

Schedules of Investments                                                      37
iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
March 31, 2003

Security                                         Shares        Value
--------------------------------------------------------------------
Plum Creek Timber Co. Inc.                        1,056  $    22,799
PNC Financial Services Group                      1,680       71,198
Principal Financial Group Inc.                    1,752       47,549
Progressive Corp. (The)                           1,272       75,442
Providian Financial Corp./1/                      1,368        8,974
Prudential Financial Inc.                         3,232       94,536
Regions Financial Corp.                           1,200       38,880
SAFECO Corp.                                        752       26,297
Schwab (Charles) Corp. (The)                      7,456       53,832
Simon Property Group Inc.                           864       30,957
SLM Corp.                                           848       94,060
SouthTrust Corp.                                  2,032       51,877
St. Paul Companies Inc.                           1,264       40,195
State Street Corp.                                1,872       59,211
SunTrust Banks Inc.                               1,664       87,610
Synovus Financial Corp.                           1,744       31,200
T. Rowe Price Group Inc.                            720       19,526
Torchmark Corp.                                     592       21,194
Travelers Property Casualty Corp. Class B         5,683       80,187
U.S. Bancorp                                     10,688      202,858
Union Planters Corp.                              1,042       27,394
UNUMProvident Corp.                               1,424       13,955
Wachovia Corp.                                    7,824      266,564
Washington Mutual Inc.                            5,304      187,072
Wells Fargo & Company                             9,512      427,945
XL Capital Ltd. Class A                             744       52,660
Zions Bancorporation                                560       23,957
                                                           8,784,269

TOTAL COMMON STOCKS
  (Cost: $18,425,425)                                     15,876,737

                                              Shares or
Security                                      Principal        Value
--------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 3.92%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                          567,782  $   567,783
BlackRock Temp Cash Money Market Fund            11,814       11,814
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                              $  5,907        5,907
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                                14,767       14,767
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                  11,822       11,822
White Pine Finance LLC, Floating Rate Note
  1.29%, 03/25/04                                14,767       14,767
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $626,860)                                           626,860

TOTAL INVESTMENTS IN
  SECURITIES - 103.19%
  (Cost $19,052,285)                                      16,503,597
Other Assets, Less Liabilities - (3.19%)                    (509,891)
                                                         -----------
NET ASSETS - 100.00%                                     $15,993,706
                                                         ===========

/1/ Non-income earning securities.
/2/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

38                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
March 31, 2003

Security                                      Shares        Value
-----------------------------------------------------------------
COMMON STOCKS - 99.72%

CANADA - 0.49%
Biovail Corp./1/                               2,496  $    99,619
MDS Inc.                                       2,262       28,371
                                                          127,990

DENMARK - 0.49%
Novo Nordisk A/S Class B                       3,835      126,507
                                                          126,507

FRANCE - 3.11%
Aventis SA                                    10,465      459,403
Essilor International SA                       1,820       70,681
Sanofi-Synthelabo SA                           5,434      273,413
                                                          803,497

GERMANY - 0.78%
Altana AG                                      1,183       55,508
Fresenius Medical Care AG                        598       30,258
Schering AG                                    2,886      117,308
                                                          203,074

IRELAND - 0.06%
Elan Corp. PLC/1/                              5,512       15,988
                                                           15,988

JAPAN - 3.42%
Daiichi Pharmaceutical Co. Ltd.                3,900       52,228
Eisai Co. Ltd.                                 3,900       71,863
Sankyo Co. Ltd.                                7,800      103,272
Takeda Chemical Industries Ltd.               13,000      485,664
Terumo Corp.                                   2,600       37,472
Yamanouchi Pharmaceutical Co. Ltd.             5,200      135,503
                                                          886,002

SWITZERLAND - 8.11%
Novartis AG                                   38,805    1,437,063
Roche Holding AG Bearer                          559       51,702
Roche Holding AG Genusschein                  10,166      608,531
                                                        2,097,296

UNITED KINGDOM - 10.42%
Amersham PLC                                  12,142       78,883
AstraZeneca PLC                               26,767      912,640
GlaxoSmithKline PLC                           94,120    1,655,871
Shire Pharmaceuticals Group PLC/1/             7,813       47,609
                                                        2,695,003

UNITED STATES - 72.84%
Abbott Laboratories                           24,011      903,055
Aetna Inc.                                     2,314      114,080
Allergan Inc.                                  2,028      138,330
AmerisourceBergen Corp.                        1,664       87,360
Amgen Inc./1/                                 19,725    1,135,174
Anthem Inc./1/                                 2,340      155,025
Applera Corp. - Applied Biosystems Group       3,250       51,447
Bard (C.R.) Inc.                                 806       50,826
Bausch & Lomb Inc.                               832       27,364
Baxter International Inc.                      9,308      173,501
Becton, Dickinson & Co.                        3,991      137,450
Biogen Inc./1/                                 2,288       68,548
Biomet Inc.                                    4,160      127,504
Boston Scientific Corp./1/                     6,188      252,223
Bristol-Myers Squibb Co.                      30,017      634,259
Cardinal Health Inc.                           6,864      391,042
Chiron Corp./1/                                2,925      109,688
CIGNA Corp.                                    2,132       97,475
Forest Laboratories Inc./1/                    5,434      293,273
Genzyme Corp. - General Division/1/            3,341      121,779
Guidant Corp./1/                               4,706      170,357
HCA Inc.                                       8,125      336,050
Health Management Associates Inc. Class A      3,705       70,395
IMS Health Inc.                                3,874       60,473
Johnson & Johnson                             45,617    2,639,856
King Pharmaceuticals Inc./1/                   4,069       48,543
Lilly (Eli) and Co.                           17,251      985,895
Manor Care Inc./1/                             1,612       30,999
McKesson Corp.                                 4,394      109,542
MedImmune Inc./1/                              3,900      128,037
Medtronic Inc.                                18,551      837,021
Merck & Co. Inc.                              34,918    1,912,808

Schedules of Investments                                                      39
iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
March 31, 2003

Security                                            Shares        Value
-----------------------------------------------------------------------
Millipore Corp./1/                                     832  $    27,206
Monsanto Co.                                             7          115
Pfizer Inc.                                         95,225    2,967,211
Pharmacia Corp.                                     19,955      864,052
Quest Diagnostics Inc./1/                            1,646       98,250
Quintiles Transnational Corp./1/                     2,197       26,716
Schering-Plough Corp.                               22,763      405,864
St. Jude Medical Inc./1/                             2,652      129,285
Stryker Corp.                                        3,029      207,941
Tenet Healthcare Corp./1/                            7,488      125,050
UnitedHealth Group Inc.                              4,875      446,891
Watson Pharmaceuticals Inc./1/                       2,002       57,598
WellPoint Health Networks Inc./1/                    2,223      170,615
Wyeth                                               20,475      774,365
Zimmer Holdings Inc./1/                              2,990      145,404
                                                             18,845,942

TOTAL COMMON STOCKS
  (Cost: $29,341,868)                                        25,801,299

SHORT TERM INSTRUMENTS - 6.11%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                           1,425,985    1,425,985
BlackRock Temp Cash Money Market Fund               30,896       30,896

                                                 Shares or
Security                                         Principal        Value
-----------------------------------------------------------------------

Holmes Financing PLC, Floating
  Rate Bond
  1.27%, 04/15/04                               $   15,448  $    15,448
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                                   38,620       38,620
Short Term Investment Co. -
  Liquid Assets Money Market Portfolio              30,918       30,918
White Pine Finance LLC, Floating Rate Note
  1.29%, 03/25/04                                   38,620       38,620
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,580,487)                                          1,580,487

TOTAL INVESTMENTS IN
  SECURITIES - 105.83%
  (Cost $30,922,355)                                         27,381,786
Other Assets, Less Liabilities - (5.83%)                     (1,508,110)
                                                            -----------
NET ASSETS - 100.00%                                        $25,873,676
                                                            ===========

/1/ Non-income earning securities.

See notes to financial statements.

40                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
March 31, 2003

Security                                       Shares       Value
-----------------------------------------------------------------
COMMON STOCKS - 99.63%

CANADA - 0.89%
ATI Technologies Inc./1/                       1,116   $    5,766
Celestica Inc./1/                                880       10,026
Cognos Inc./1/                                   360        8,213
Nortel Networks Corp./1/                      16,940       35,584
                                                           59,589

FINLAND - 4.42%
Nokia OYJ                                     21,388      295,466
                                                          295,466

FRANCE - 1.71%
Alcatel SA Class A                             5,632       38,533
Cap Gemini SA                                    472       12,510
Dassault Systemes SA                             164        3,619
Sagem SA                                          88        5,906
STMicroelectronics NV                          2,852       53,995
                                                          114,563

GERMANY - 1.35%
Epcos AG/1/                                      252        2,989
Infineon Technologies AG/1/                    1,696       11,493
SAP AG                                         1,000       75,784
                                                           90,266

JAPAN - 8.37%
Advantest Corp.                                  400       14,235
Canon Inc.                                     4,000      139,653
Fujitsu Ltd.                                   8,000       21,589
Hitachi Ltd.                                  12,000       41,795
Hoya Corp.                                       400       24,119
Ibiden Co. Ltd.                                  800        6,598
Kyocera Corp.                                    800       39,669
Murata Manufacturing Co. Ltd.                    800       31,034
NEC Corp.                                      8,000       26,379
NTT Data Corp.                                     8       21,791
Ricoh Co. Ltd.                                 4,000       62,506
Rohm Co. Ltd.                                    400       43,346
Softbank Corp.                                   800        9,310
TDK Corp.                                        400       15,281
Tokyo Electron Ltd.                              800       31,304
Toshiba Corp.                                 12,000       31,675
                                                          560,284

NETHERLANDS - 0.21%
ASML Holding NV/1/                             2,028       13,167
Getronics NV/1/                                1,524          649
                                                           13,816

SINGAPORE - 0.02%
Chartered Semiconductor Manufacturing
  Ltd. ADR/1/                                    400        1,392
                                                            1,392

SOUTH KOREA - 2.27%
Samsung Electronics Co. Ltd. GDR/2/            1,344      151,805
                                                          151,805

SPAIN - 0.13%
Terra Networks SA ADR/1/                       1,856        8,816
                                                            8,816

SWEDEN - 0.65%
Telefonaktiebolaget LM Ericsson AB
  Class B/1/                                  69,144       43,220
                                                           43,220

TAIWAN - 1.62%
Advanced Semiconductor Engineering Inc.
  ADR/1/                                       4,916       13,224
Macronix International Co. Ltd. ADR/1/         2,758        7,033
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR/1/                                  9,317       63,728
United Microelectronics Corp. ADR/1/           8,154       24,544

                                                          108,529

UNITED KINGDOM - 0.37%
ARM Holdings PLC/1/                            4,208        3,409
Dimension Data Holdings PLC/1/                 5,608        1,418
LogicaCMG PLC                                  2,076        2,986
Misys PLC                                      2,668        6,379

Schedules of Investments                                                      41
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
March 31, 2003

Security                                   Shares       Value
-------------------------------------------------------------
Sage Group PLC                             5,248   $    9,540
Spirent PLC                                3,928          931
                                                       24,663

UNITED STATES - 77.62%
ADC Telecommunications Inc./1/             3,624        7,466
Adobe Systems Inc.                         1,108       34,160
Advanced Micro Devices Inc./1/             1,620       10,012
Agilent Technologies Inc./1/               2,156       28,351
Altera Corp./1/                            1,804       24,426
Analog Devices Inc./1/                     1,680       46,200
Andrew Corp./1/                              392        2,156
Apple Computer Inc./1/                     1,660       23,472
Applied Materials Inc./1/                  7,576       95,306
Applied Micro Circuits Corp./1/            1,424        4,642
Autodesk Inc.                                504        7,691
Avaya Inc./1/                              1,388        2,832
BMC Software Inc./1/                       1,136       17,142
Broadcom Corp. Class A/1/                  1,212       14,968
CIENA Corp./1/                             1,856        8,111
Cisco Systems Inc./1/                     31,936      414,529
Citrix Systems Inc./1/                       864       11,370
Computer Associates International Inc.     2,684       36,663
Computer Sciences Corp./1/                   776       25,259
Compuware Corp./1/                         1,716        5,817
Comverse Technology Inc./1/                  860        9,727
Corning Inc./1/                            4,320       25,229
Dell Computer Corp./1/                    11,700      319,527
Electronic Arts Inc./1/                      596       34,949
Electronic Data Systems Corp.              2,176       38,298
EMC Corp./1/                              10,264       74,209
Gateway Inc./1/                            1,624        3,833
Hewlett-Packard Co.                       13,856      215,461
Intel Corp.                               29,772      484,688
International Business Machines Corp.      7,524      590,107
Intuit Inc./1/                               968       36,010
Jabil Circuit Inc./1/                        896       15,680
JDS Uniphase Corp./1/                      6,132       17,476
KLA-Tencor Corp./1/                          868       31,198
Lexmark International Inc./1/                604       40,438
Linear Technology Corp.                    1,480       45,688
LSI Logic Corp./1/                         1,156        5,225
Lucent Technologies Inc./1/               15,808       23,238
Maxim Integrated Products Inc.             1,524       55,047
Mercury Interactive Corp./1/                 380       11,278
Micron Technology Inc./1/                  2,784       22,662
Microsoft Corp.                           47,532    1,150,750
Molex Inc.                                   820       17,614
Motorola Inc.                             10,220       84,417
National Semiconductor Corp./1/              816       13,905
NCR Corp./1/                                 436        7,996
Network Appliance Inc./1/                  1,532       17,143
Novell Inc./1/                             1,660        3,569
Novellus Systems Inc./1/                     668       18,216
NVIDIA Corp./1/                              628        8,070
Oracle Corp./1/                           23,780      257,989
Parametric Technology Corp./1/             1,232        2,673
PeopleSoft Inc./1/                         1,368       20,930
PerkinElmer Inc.                             476        4,232
PMC-Sierra Inc./1/                           780        4,641
QLogic Corp./1/                              432       16,044
QUALCOMM Inc.                              3,528      127,220
Sanmina-SCI Corp./1/                       2,304        9,308
Scientific-Atlanta Inc.                      764       10,497
Siebel Systems Inc./1/                     2,104       16,853
Solectron Corp./1/                         3,720       11,234
Sun Microsystems Inc./1/                  15,204       49,565
SunGard Data Systems Inc./1/               1,208       25,730
Symantec Corp./1/                            660       25,859
Symbol Technologies Inc.                   1,068        9,195
Tektronix Inc./1/                            444        7,615
Tellabs Inc./1/                            1,900       11,001
Teradyne Inc./1/                             820        9,545
Texas Instruments Inc.                     7,796      127,621
Thermo Electron Corp./1/                     852       15,421
Unisys Corp./1/                            1,476       13,668
Veritas Software Corp./1/                  1,844       32,418
Waters Corp./1/                              596       12,611
Xerox Corp./1/                             3,312       28,814

42                                    2003 iShares Annual Report to Shareholders
iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
March 31, 2003

                                               Shares or
Security                                       Principal        Value
---------------------------------------------------------------------
Xilinx Inc./1/                                     1,548   $   36,239
Yahoo! Inc./1/                                     2,720       65,334
                                                            5,194,478

TOTAL COMMON STOCKS
  (Cost: $10,341,728)                                       6,666,887

SHORT TERM INSTRUMENTS - 8.71%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                           526,595      526,595
BlackRock Temp Cash Money Market Fund             11,336       11,336
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                               $  5,668        5,668
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                                 14,170       14,170
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio                   11,344       11,344
White Pine Finance LLC, Floating Rate Note
  1.29%, 03/25/04                                 14,170       14,170
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $583,283)                                            583,283

TOTAL INVESTMENTS IN SECURITIES - 108.34%
  (Cost $10,925,011)                                        7,250,170
Other Assets, Less Liabilities - (8.34%)                     (558,310)
                                                           ----------
NET ASSETS - 100.00%                                       $6,691,860
                                                           ==========

/1/  Non-income earning securities.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

Schedules of Investments                                                      43

Schedule of Investments

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
March 31, 2003

Security                                          Shares         Value
----------------------------------------------------------------------
COMMON STOCKS - 98.63%

AUSTRALIA - 1.52%
Telstra Corp. Ltd.                                61,836     $ 152,086
                                                               152,086

BRAZIL  0.35%
Embratel Participacoes SA ADR/1/                   3,852         3,890
Tele Norte Leste
     Participacoes SA ADR                          3,720        30,690
                                                                34,580

CANADA  2.67%
BCE Inc.                                          12,210       224,113
TELUS Corp.                                        3,870        43,383
                                                               267,496

DENMARK  0.36%
TDC A/S ADR                                        3,114        35,842
                                                                35,842

FRANCE  3.15%
Bouygues SA                                        3,204        64,470
France Telecom SA                                  7,020       143,170
France Telecom SA Rights/1/                        7,020        27,577
Orange SA/1/                                       9,972        79,979
                                                               315,196

GERMANY  3.45%
Deutsche Telekom AG                               31,356       345,920
                                                               345,920

GREECE  0.34%
Hellenic Telecommunications
     Organization SA                               7,248        34,283
                                                                34,283

HONG KONG  1.51%
China Mobil Ltd.                                  66,000       130,739
PCCW Ltd./1/                                      37,200        20,986
                                                               151,725

ITALY  6.17%
Olivetti SpA/1/                                   82,158        84,989
Telecom Italia Mobile SpA                         48,732       198,880
Telecom Italia SpA                                27,330       115,115
Telecom Italia SpA Class A                        31,716       218,726
                                                               617,710

JAPAN  8.22%
Nippon Telegraph & Telephone Corp.                   114       387,435
NTT DoCoMo Inc.                                      234       436,111
                                                               823,546

MEXICO  2.25%
America Movil SA de CV ADR
     Series L                                      5,070        67,786
Telefonos de Mexico ADR                            5,321       158,140
                                                               225,926

NETHERLANDS  1.52%
Equant NV/1/                                       1,812         8,561
Koninklijke KPN NV/1/                             22,410       143,788
                                                               152,349

PORTUGAL  1.02%
Portugal Telecom SGPS ADR                         15,013       102,389
                                                               102,389

SOUTH KOREA  1.33%
KT Corp. ADR                                       3,828        65,727
SK Telecom Co. Ltd. ADR                            4,980        67,828
                                                               133,555

SPAIN  5.77%
Telefonica SA/1/                                  61,826       578,171
                                                               578,171

SWITZERLAND  0.96%
Swisscom AG ADR                                    3,150        96,043
                                                                96,043

44                                    2003 iShares Annual Report to Shareholders
iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
UNITED KINGDOM - 19.83%
BT Group PLC                               114,174  $   283,345
Cable & Wireless PLC                        32,370       35,305
Colt Telecom Group PLC/1/                   14,358        7,660
mm02 PLC/1/                                112,374       79,489
Vodafone Group PLC                         885,390    1,581,476
                                                      1,987,275

UNITED STATES - 38.21%
Alltel Corp.                                 4,116      184,232
AT&T Corp.                                  10,052      162,842
AT&T Wireless Services Inc./1/              35,460      234,036
BellSouth Corp.                             24,252      525,541
CenturyTel Inc.                              1,854       51,170
Citizens Communications Co./1/               3,834       38,263
Nextel Communications Inc. Class A/1/       12,666      169,598
Qwest Communications
  International Inc./1/                     22,272       77,729
SBC Communications Inc.                     43,314      868,879
Sprint Corp. (FON Group)                    11,748      138,039
Sprint Corp. (PCS Group)/1/                 12,924       56,349
TeliaSonera AB ADR/1/                        4,266       59,937
Verizon Communications Inc.                 35,706    1,262,207
                                                      3,828,822

TOTAL COMMON STOCKS
  (COST: $14,325,098)                                 9,882,914


                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
SHORT TERM INSTRUMENTS - 6.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     553,914   $   553,914
BlackRock Temp Cash Money Market Fund       12,037        12,037
Holmes Financing PLC, Floating
  Rate Bond
  1.27%, 04/15/04                         $  6,019         6,019
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                           15,047        15,047
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio             12,046        12,046
White Pine Finance LLC, Floating
  Rate Note
  1.29%, 03/25/04                           15,047        15,047
TOTAL SHORT TERM INSTRUMENTS
  (COST: $614,110)                                       614,110

TOTAL INVESTMENTS IN SECURITIES - 104.76%
  (COST $14,939,208)                                  10,497,024
OTHER ASSETS, LESS LIABILITIES - (4.76%)                (477,063)
                                                     -----------
NET ASSETS - 100.00%                                 $10,019,961
                                                     ===========

/1/ Non-income earning securities.

See notes to financial statements.

Schedules of Investment                                                       45

Schedule of Investments

iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                          Shares         Value
----------------------------------------------------------------------
COMMON STOCKS - 98.97%

AUSTRIA - 0.04%
OMV AG                                             1,400  $    151,210
VA Technologie AG                                  1,050        20,165
                                                               171,375

BELGIUM - 1.23%
Algemene Maatschappij voor
  Nijverheidskredit NV                            10,850       339,321
Dexia Group                                       74,900       682,453
Electrabel SA                                      3,500       844,043
Fortis Group                                     124,950     1,625,238
Groupe Bruxelles Lambert SA                        8,750       315,084
Interbrew SA                                      11,200       226,830
KBC Bankverzekerings Holding NV                   10,850       329,257
UCB SA                                            11,200       242,840
                                                             4,605,066

DENMARK - 0.69%
Danske Bank A/S                                   65,100     1,085,701
Group 4 Falck A/S                                  8,750       133,713
ISS A/S                                            1,575        50,914
Novo Nordisk A/S Class B                          26,250       865,923
TDC A/S                                           14,350       338,423
Vestas Wind Systems A/S                           14,525       109,915
                                                             2,584,589

FINLAND - 2.29%
Nokia OYJ                                        522,550     7,218,815
Stora Enso OYJ Class R                            68,775       634,150
UPM-Kymmene OYJ                                   58,100       751,275
                                                             8,604,240

FRANCE - 13.87%
Accor SA                                          23,975       662,410
Alcatel SA Class A                               136,500       933,909
Alstom/1/                                         26,950        41,465
Assurances Generales de France                    11,025       291,859
Aventis SA                                        74,900     3,288,033
AXA AG                                           162,400     1,917,422
BNP Paribas SA                                    92,050     3,686,330
Bouygues SA                                       25,375       510,589
Cap Gemini SA                                     10,500       278,305
Carrefour SA                                      65,275     2,472,327
Christian Dior SA                                  7,175       235,664
Compagnie de Saint-Gobain SA                      37,275     1,030,285
Compagnie Generale des Etablissements
  Michelin Class B                                16,450       452,346
Credit Agricole SA                                28,175       438,725
Credit Lyonnais SA                                26,250     1,538,183
Dassault Systemes SA                               4,375        96,530
Essilor International SA                           8,225       319,425
Etablissements Economiques du Casino
  Guichard-Perrachon SA                            4,200       265,816
European Aeronautic Defence and Space Co.         28,350       213,455
France Telecom SA                                 58,450     1,192,060
France Telecom SA Rights/1/                       58,450       229,610
Groupe Danone                                     15,225     1,922,184
Lafarge SA                                        13,300       744,515
Lagardere S.C.A.                                  15,400       527,661
L'Air Liquide SA                                  11,025     1,461,703
L'Oreal SA                                        33,775     2,045,468
LVMH Moet Hennessy Louis Vuitton SA               29,050     1,146,249
Orange SA/1/                                      83,125       666,689
Pechiney SA Class A                                7,875       191,972
Pernod-Ricard SA                                   6,650       566,731
Pinault-Printemps-Redoute SA                       7,525       387,080
PSA Peugeot Citroen                               21,000       821,281
Publicis Groupe                                   16,275       276,334
Renault SA                                        17,325       573,201
Sagem SA                                           1,225        82,208
Sanofi-Synthelabo SA                              37,975     1,910,721
Schneider Electric SA                             23,625     1,105,945
Societe Generale Class A                          43,575     2,250,021
Societe Television Francaise 1                    13,650       311,005
Sodexho Alliance SA                                9,800       201,364
STMicroelectronics NV                             65,275     1,235,807
Suez SA                                          104,125     1,210,066
Thales/Ex Thomson CSF                              7,000       160,865
Thomson SA/1/                                     21,525       241,457

46                                    2003 iShares Annual Report to Shareholders
iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                           Shares         Value
-----------------------------------------------------------------------
TotalFinaElf SA                                    75,250  $  9,525,085
Valeo SA                                            7,175       158,231
Vinci SA                                            8,225       480,169
Vivendi Environment SA                             14,175       233,718
Vivendi Universal SA                              114,100     1,516,482
                                                             52,048,960

GERMANY - 7.73%
Adidas-Salomon AG                                   5,250       462,887
Allianz AG                                         20,475     1,014,341
Altana AG                                           6,650       312,029
BASF AG                                            57,400     2,136,476
Bayer AG                                           77,000     1,049,440
Bayerische Hypo-Und Vereinsbank AG                 35,000       262,761
Bayerische Motoren Werke AG                        33,425       927,882
Commerzbank AG                                     44,625       301,908
Continental AG/1/                                  14,700       209,812
DaimlerChrysler AG                                 90,650     2,649,994
Deutsche Bank AG                                   65,275     2,742,281
Deutsche Lufthansa AG/1/                           43,750       388,604
Deutsche Post AG                                   35,000       347,165
Deutsche Telekom AG                               261,800     2,888,186
E.ON AG                                            67,025     2,763,142
Epcos AG/1/                                         5,775        68,499
Fresenius Medical Care AG                           3,675       185,951
Infineon Technologies AG/1/                        48,825       330,855
Linde AG                                            8,750       278,324
MAN AG                                              8,750       134,054
Marschollek, Lautenschlaeger und Partner AG         4,550        32,074
Metro AG                                           17,500       368,935
Muenchener Rueckversicherungs-
  Gesellschaft AG                                  11,725       671,702
RWE AG                                             41,300       923,864
SAP AG                                             23,975     1,816,918
Schering AG                                        17,500       711,326
Siemens AG                                         91,875     3,789,601
ThyssenKrupp AG                                    43,750       351,366
TUI AG                                              8,750        83,450
Volkswagen AG                                      25,025       797,373
                                                             29,001,200

GREECE - 0.15%
Hellenic Telecommunications Organization SA        55,961       264,695
National Bank of Greece SA ADR                    126,636       284,931
                                                                549,626

IRELAND - 0.92%
Allied Irish Banks PLC                             99,750     1,376,917
Bank of Ireland                                   108,325     1,147,763
CRH PLC                                            57,594       823,290
Elan Corporation PLC/1/                            33,600        95,327
                                                              3,443,297

ITALY - 5.50%
Alitalia SpA/1/                                   173,250        39,701
Alleanza Assicurazioni SpA                         56,000       420,418
Assicurazioni Generali SpA                        124,775     2,570,597
Banca Fideuram SpA                                 26,250       107,415
Banca Intesa SpA                                  497,000     1,106,346
Banca Monte dei Paschi di Siena SpA                70,875       160,478
Banca Nazionale del Lavoro SpA/1/                 175,000       220,750
Capitalia SpA                                     169,750       238,948
Enel SpA                                          213,878     1,220,597
Eni SpA                                           291,025     3,887,014
Fiat SpA                                           35,000       215,021
Fineco SpA/1/                                     175,000        65,308
Finmeccanica SpA                                  680,925       347,736
Mediaset SpA                                       69,125       524,987
Mediobanca SpA                                     51,800       408,670
Mediolanum SpA                                     26,250       109,707
Olivetti SpA/1/                                   690,025       713,802
Riunione Adriatica di Sicurta SpA                  40,600       504,608
Sanpaolo IMI SpA                                  131,250       892,261
Seat-Pagine Gialle SpA/1/                         497,700       319,880

Schedules of Investments                                                      47
iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                           Shares         Value
-----------------------------------------------------------------------
Snam Rete Gas SpA                                  86,100  $    302,526
Telecom Italia Mobile SpA                         393,750     1,606,928
Telecom Italia SpA                                236,600       996,567
Telecom Italia SpA Class A                        271,250     1,870,644
Unicredito Italiano SpA                           472,500     1,799,416
                                                             20,650,325

LUXEMBOURG  0.12%
Arcelor/1/                                         50,400       443,272
                                                                443,272

NETHERLANDS  7.24%
ABN AMRO Holding NV                               158,375     2,315,772
Aegon NV                                          136,850     1,027,395
Akzo Nobel NV                                      34,825       692,379
ASML Holding NV/1/                                 48,825       317,003
DSM NV                                              8,225       317,181
Equant NV/1/                                       17,150        81,032
Getronics NV/1/                                    41,125        17,502
Gucci Group NV                                      4,025       383,868
Hagemeyer NV                                       11,025        41,746
Heineken NV                                        20,674       766,796
ING Groep NV                                      168,700     1,949,465
Koninklijke Ahold NV                              102,200       340,138
Koninklijke KPN NV/1/                             184,802     1,185,737
Koninklijke Numico NV                              16,450       103,573
Koninklijke Philips Electronics NV                141,753     2,225,858
Randstad Holding NV                                 8,400        77,912
Reed Elsevier NV                                   74,725       752,613
Royal Dutch Petroleum Co.                         230,125     9,369,004
TNT Post Group NV                                  32,550       495,839
Unilever NV CVA                                    63,525     3,781,323
VNU NV                                             23,100       586,812
Wolters Kluwer NV CVA                              29,750       334,371
                                                             27,163,319

NORWAY  0.36%
Norsk Hydro ASA                                    17,500       660,769
Orkla ASA                                          17,500       260,449
Statoil ASA                                        43,750       340,633
Tomra Systems ASA                                  17,850        76,992
                                                              1,338,843

PORTUGAL  0.57%
Banco Comercial Portugues SA
  Class R                                         241,500       329,406
Banco Espirito Santo e Comercial de
  Lisboa SA                                        10,500       137,491
Brisa-Auto Estradas de
  Portugal SA                                      69,300       370,539
CIMPOR-Cimentos de Portugal
  SGPS SA/1/                                        3,325        59,503
Electricidade de Portugal SA                      178,675       306,103
Portugal Telecom SGPS SA                          125,475       869,431
Vodafone Telecel-Comunicacoes
  Pessoais SA                                       5,950        55,187
                                                              2,127,660

SPAIN  5.23%
Acerinox SA                                         5,600       201,593
Acesa Infraestructuras SA                          16,275       209,915
Altadis SA                                         34,125       831,879
Amadeus Global Travel
  Distribution SA Class A                          30,975       142,298
Banco Bilbao Vizcaya
  Argentaria SA                                   348,075     2,898,022
Banco Popular Espanol SA                           25,025     1,081,368
Banco Santander Central Hispano SA                522,550     3,335,708
Bankinter SA                                        7,875       214,658
Endesa SA                                         104,300     1,269,006
Gas Natural SDG SA                                 23,450       390,994
Grupo Dragados SA                                  14,875       276,424
Iberdrola SA                                       83,475     1,359,943
Industria de Diseno Textil SA                      23,275       451,825
Repsol YPF SA                                     101,150     1,459,156
Telefonica SA/1/                                  525,487     4,914,136
Terra Networks SA/1/                               42,000       201,654
Union Fenosa SA                                    29,575       375,972
                                                             19,614,551

48                                    2003 iShares Annual Report to Shareholders
iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                       Shares         Value
-------------------------------------------------------------------

SWEDEN - 2.53%
ASSA Abloy AB Class B                          35,000  $    286,885
Atlas Copco AB Class A                         13,300       262,737
Electrolux AB Class B                          35,000       555,195
ForeningsSparbanken AB                         43,750       505,661
Hennes & Mauritz AB Class B                    52,500     1,102,135
Holmen AB Class B                               2,100        48,915
Nordea AB                                     245,175     1,081,442
Sandvik AB                                     28,700       646,503
Securitas AB Class B                           35,000       330,228
Skandia Forsakrings AB                        116,550       243,299
Skandinaviska Enskilda Banken AB Class A       52,500       455,095
Skanska AB Class B                             33,080       150,984
SKF AB Class B                                  6,650       170,191
Svenska Cellulosa AB Class B                   17,500       552,099
Svenska Handelsbanken AB Class A               60,900       858,303
Telefonaktiebolaget LM Ericsson AB Class
  B/1/                                      1,744,925     1,090,707
Telia AB                                      185,920       532,829
Volvo AB Class B                               35,000       621,241
                                                          9,494,449

SWITZERLAND - 10.22%
ABB Ltd./1/                                   110,425       259,006
Adecco SA                                      13,650       379,251
Baloise Holding Registered                      3,850        90,019
Ciba Specialty Chemicals AG                     7,525       492,480
Clariant AG Registered                         17,500       159,267
Compagnie Financiere Richemont AG              56,525       771,651
Credit Suisse Group/1/                        121,625     2,114,826
Givaudan SA Registered                            819       312,693
Holcim Ltd. Class B                             2,975       491,431
Nestle SA                                      42,700     8,451,535
Novartis AG                                   273,350    10,122,950
Roche Holding AG Bearer                         3,150       291,343
Roche Holding AG Genusschein                   75,075     4,493,946
Swatch Group (The) AG Class B                   2,975       246,541
Swiss Life Holding/1/                           1,400        51,794
Swiss Re                                       31,500     1,545,283
Swisscom AG                                     2,450       753,219
Syngenta AG                                    11,380       518,689
UBS AG Registered/1/                          128,275     5,457,501
Zurich Financial Services AG                   15,750     1,340,178
                                                         38,343,603

UNITED KINGDOM - 40.28%
Abbey National PLC/1/                         160,650       835,461
Aegis Group PLC                               131,250       113,069
Alliance & Leicester PLC                       53,550       656,433
Allied Domecq PLC                             129,850       618,840
Amersham PLC                                   77,000       500,244
AMVESCAP PLC                                   93,275       412,831
Anglo American PLC                            160,125     2,275,455
ARM Holdings PLC/1/                           101,325        82,084
Associated British Foods PLC                   41,825       325,936
AstraZeneca PLC                               188,475     6,426,187
Aviva PLC                                     241,500     1,343,721
AWG PLC/1/                                     21,424       178,129
BAA PLC                                       117,075       869,784
BAE Systems PLC                               328,125       580,907
Barclays PLC/2/                               718,554     4,145,737
BBA Group PLC                                  53,550       143,899
BG Group PLC                                  390,425     1,482,690
BHP Billiton PLC                              268,718     1,346,497
BOC Group PLC                                  56,700       678,466
Boots Group PLC                                89,775       752,818
BP PLC                                      2,448,075    15,527,060
BPB PLC                                        55,650       237,068
Brambles Industries PLC                        87,675       210,654
British Airways PLC/1/                         81,725       134,350
British American Tobacco PLC                  172,200     1,610,043
British Land Co. PLC                           56,875       369,274
British Sky Broadcasting Group PLC/1/         114,975     1,138,607
BT Group PLC                                  947,481     2,351,363
Bunzl PLC                                      55,650       337,789
Cable & Wireless PLC                          283,675       309,400
Cadbury Schweppes PLC                         223,475     1,183,377
Capita Group PLC                               79,275       296,358
Carlton Communications PLC                     77,875       108,941
Centrica PLC                                  467,775     1,066,602

Schedules of Investments                                                      49
iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                       Shares         Value
-------------------------------------------------------------------
Chubb PLC                                      88,900  $     82,207
Cobham PLC                                     11,200       190,316
Colt Telecom Group PLC/1/                      61,600        32,863
Compass Group PLC                             245,175     1,047,349
Cookson Group PLC/1/                          140,175        39,330
Corus Group PLC/1/                            379,050        39,125
Daily Mail and General Trust PLC Class A       33,775       246,920
Diageo PLC                                    344,925     3,538,497
Dimension Data Holdings PLC/1/                130,900        33,106
Dixons Group PLC                              232,225       313,852
Electrocomponents PLC                          52,675       213,987
EMAP PLC                                       27,300       310,702
EMI Group PLC                                  95,725       135,046
Exel PLC                                       36,050       320,536
FirstGroup PLC                                 52,675       199,416
FKI PLC                                        69,825        70,638
Gallaher Group PLC                             72,275       696,895
GKN PLC                                        87,675       223,126
GlaxoSmithKline PLC                           660,450    11,619,423
Granada PLC                                   263,550       237,458
GUS PLC                                       109,375       841,970
Hammerson PLC                                  34,650       234,695
Hanson PLC                                     89,250       434,871
Hays PLC                                      209,825       257,045
HBOS PLC                                      414,050     4,250,905
Hilton Group PLC                              182,175       396,670
HSBC Holdings PLC                           1,143,800    11,733,950
IMI PLC                                        42,700       175,321
Imperial Chemical Industries PLC              118,475       172,292
Imperial Tobacco Group PLC                     75,600     1,200,984
Invensys PLC                                  425,250        70,580
J Sainsbury PLC                               142,625       495,984
Johnson Matthey PLC                            26,950       313,961
Kingfisher PLC                                274,055       996,357
Land Securities Group PLC                      55,627       644,084
Legal & General Group PLC                     653,800       718,256
Lloyds TSB Group PLC                          612,325     3,116,645
LogicaCMG PLC                                  84,875       122,087
Lonmin PLC                                     12,425       132,670
Marks & Spencer Group PLC                     257,258     1,146,747
Misys PLC                                      69,825       166,938
mm02 PLC/1/                                   947,481       670,213
National Grid Group PLC                       340,159     2,083,546
Next PLC                                       32,200       432,129
Northern Rock PLC                              47,600       488,692
Old Mutual PLC                                382,375       457,848
P&O Princess Cruises PLC                       81,375       531,561
Pearson PLC                                    84,359       640,729
Peninsular & Oriental Steam Navigation
  Co. PLC                                      64,750       183,207
Pilkington PLC                                133,700       104,085
Provident Financial PLC                        30,100       263,826
Prudential Corp. PLC                          215,250     1,049,658
Rank Group PLC                                 66,325       246,374
Reckitt Benckiser PLC                          58,100       952,367
Reed International PLC                        139,300       995,266
Rentokil Initial PLC                          207,025       568,587
Reuters Group PLC                             159,250       255,502
Rio Tinto PLC                                 116,200     2,165,556
RMC Group PLC                                  31,850       179,229
Rolls Royce PLC                               174,300       194,928
Royal Bank of Scotland Group PLC              290,150     6,535,622
Royal Sun Alliance Industries Group PLC       173,775       187,473
SABMiller PLC                                  68,600       429,407
Safeway PLC                                   118,125       486,873
Sage Group PLC                                130,375       236,996
Schroders PLC                                  16,450       128,777
Scottish & Newcastle PLC                       80,675       431,984
Scottish & Southern Energy PLC                 95,375       958,829
Scottish Power PLC                            205,975     1,224,198
Severn Trent PLC                               37,275       421,871
Shell Transport & Trading Co. PLC           1,055,600     6,382,345
Shire Pharmaceuticals Group PLC/1/             50,575       308,184
Six Continents PLC                             99,750       949,991
Slough Estates PLC                             45,675       222,010
Smiths Group PLC                               61,955       626,767
Spirent PLC                                    75,600        17,925
Standard Chartered PLC                        110,950     1,181,175

50                                    2003 iShares Annual Report to Shareholders
iSHARES S&P EUROPE 350 INDEX FUND
March 31, 2003

Security                                       Shares         Value
-------------------------------------------------------------------
Tate & Lyle PLC                                38,325  $    181,135
Tesco PLC                                     739,725     2,084,247
3i Group PLC                                   67,725       445,875
Tomkins PLC                                    85,750       243,981
Trinity Mirror PLC                             35,175       211,562
Unilever PLC                                  311,675     2,887,015
United Business Media PLC                      40,283       138,175
United Utilities PLC                           62,650       580,321
Vodafone Group PLC                          7,438,025    13,285,733
W.H. Smith Group PLC                           30,450       123,700
Whitebread PLC                                 28,700       237,718
WM Morrison Supermarkets PLC                  159,600       450,319
Wolseley PLC                                   64,925       525,450
WPP Group PLC                                 126,875       683,880
                                                        151,136,719

TOTAL COMMON STOCKS
  (Cost: $537,064,081)                                  371,321,094

PREFERRED STOCKS - 0.14%

GERMANY - 0.14%
Henkel KGaA                                     4,900       301,297
Porsche AG                                        875       244,811
                                                            546,108

TOTAL PREFERRED STOCKS
  (Cost: $721,050)                                          546,108

                                            Shares or
Security                                    Principal         Value
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 13.78%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     46,558,933  $ 46,558,933
BlackRock Temp Cash Money Market Fund       1,027,715     1,027,715
Holmes Financing PLC, Floating
  Rate Bond
  1.27%, 04/15/04                         $   513,858       513,858
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                           1,284,644     1,284,644
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio             1,028,428     1,028,428
White Pine Finance LLC, Floating
  Rate Note
  1.29%, 03/25/04                           1,284,644     1,284,644
TOTAL SHORT TERM INSTRUMENTS
  (COST: $51,698,222)                                    51,698,222

TOTAL INVESTMENTS IN
  SECURITIES - 112.89%
  (Cost $589,483,353)                                   423,565,424
Other Assets, Less Liabilities - (12.89%)               (48,378,699)
                                                       ------------
NET ASSETS - 100.00%                                   $375,186,725
                                                       ============

/1/ Non-income earning securities.
/2/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

Schedules of Investments                                                      51

Schedule of Investments

iSHARES S&P LATIN AMERICA 40 INDEX FUND
March 31, 2003

Security                                   Shares       Value
-------------------------------------------------------------
COMMON STOCKS - 98.73%

ARGENTINA - 1.78%
BBVA Banco Frances SA ADR/1/                5,880  $   28,342
Perez Companc SA ADR/1/                    10,730      74,037
Telecom Argentina SA ADR/1/                14,900      55,726
                                                      158,105

BRAZIL - 39.01%
Aracruz Celulose SA ADR                     6,650     133,067
Banco Bradesco SA ADR                      19,700     338,840
Banco Itau Holding Financiera SA ADR       15,796     427,914
Centrais Eletricas Brasileiras SA ADR/1/   28,285      76,732
Companhia de Bebidas das Americas ADR      26,890     446,374
Companhia Energetica de Minas
  Gerais ADR                               13,622     101,484
Companhia Paranaense de Energia ADR        26,440      63,720
Companhia Vale do Rio Doce ADR             19,496     505,921
Empresa Brasileira de Aeronautica
  SA ADR                                   11,000     127,490
Petroleo Brasileiro SA ADR                 49,900     755,985
Tele Norte Leste Participacoes SA ADR 40,600 334,950 Unibanco - Uniao de Bancos Brasileiros
  SA GDR                                   10,860     157,144
                                                    3,469,621

CHILE - 1.81%
Empresa Nacional de Electricidad
  SA ADR                                   16,800     117,936
Sociedad Quimica y Minera de Chile SA
  ADR                                       1,835      43,416
                                                      161,352

LUXEMBOURG - 1.65%
Tenaris SA ADR/1/                           6,672     147,051
                                                      147,051

MEXICO - 54.48%
Alfa SA Class A                            44,000      62,892
America Movil SA de CV Series L/1/        983,500     659,670
Apasco SA de CV                            11,000      65,121
Carso Global Telecom Class A1/1/          140,500     144,932
Cemex SA de CV Series CPO                 192,000     670,552
Desc SA de CV Series B                     65,500      22,179
Fomento Economico Mexicano SA de CV
  Class UBD                                63,500     210,903
Grupo Carso SA de CV Series A1/1/          36,000      86,261
Grupo Financiero BBVA Bancomer SA de CV
  Class B/1/                              553,500     422,460
Grupo Modelo SA de CV Series C             68,000     137,460
Grupo Televisa SA Series CPO/1/           225,000     281,640
Kimberly-Clark de Mexico SA de CV Class
  A                                        85,500     190,554
Savia SA de CV Class A/1/                  12,500       4,973
Telefonos de Mexico SA de CV ADR Series
  L                                       996,000   1,477,091
Vitro SA de CV Series A                    31,500      22,731
Wal-Mart de Mexico SA de CV Series V      159,000     386,578
                                                    4,845,997

TOTAL COMMON STOCKS
  (Cost: $10,847,783)                               8,782,126

PREFERRED STOCKS - 0.71%

BRAZIL - 0.71%
Centrais Eletricas Brasileiras SA ADR/1/   20,871      63,126
                                                       63,126

TOTAL PREFERRED STOCKS
  (Cost: $131,514)                                     63,126

SHORT TERM INSTRUMENTS - 0.22%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     19,810      19,810
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $19,810)                                      19,810

TOTAL INVESTMENTS IN
  SECURITIES - 99.66%
  (Cost $10,999,107)                                8,865,062
Other Assets, Less Liabilities - 0.34%                 30,050
                                                   ----------
NET ASSETS - 100.00%                               $8,895,112
                                                   ==========

/1/ Non-income earning securities.

See notes to financial statements.

52                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES S&P/TOPIX 150 INDEX FUND
March 31, 2003

Security                                      Shares        Value
-----------------------------------------------------------------
COMMON STOCKS - 99.24%
Toyota Motor Corp.                            22,900  $   508,867
NTT DoCoMo Inc.                                  177      329,879
Sony Corp.                                     8,700      308,146
Nippon Telegraph & Telephone Corp.                86      292,275
Canon Inc.                                     8,000      279,305
Takeda Chemical Industries Ltd.                7,300      272,719
Honda Motor Co. Ltd.                           6,600      219,852
Tokyo Electric Power Co. Inc. (The)           10,900      208,201
Nomura Holdings Inc.                          18,000      187,468
Matsushita Electric Industrial Co. Ltd.       19,921      170,180
Nissan Motor Co. Ltd.                         22,800      151,897
Fuji Photo Film Co. Ltd.                       4,000      122,786
East Japan Railway Co.                            28      122,314
Kansai Electric Power Co. Inc.                 7,200      108,808
Rohm Co. Ltd.                                  1,000      108,366
Hitachi Ltd.                                  29,000      101,004
Kao Corp.                                      5,000      100,987
Chubu Electric Power Co. Inc.                  5,600       99,646
Millea Holdings Inc.                              16       99,308
Shin-Etsu Chemical Co. Ltd.                    3,200       99,039
Ricoh Co. Ltd.                                 6,000       93,759
Mitsubishi Tokyo Financial Group Inc.             23       87,283
Kyocera Corp.                                  1,700       84,298
Bridgestone Corp.                              7,000       82,231
Murata Manufacturing Co. Ltd.                  2,100       81,464
Ito-Yokado Co. Ltd.                            3,000       80,958
Nintendo Co. Ltd.                              1,000       80,958
Seven-Eleven Japan Co. Ltd.                    3,000       79,187
Sharp Corp.                                    8,000       78,934
Yamanouchi Pharmaceutical Co. Ltd.             3,000       78,175
Toshiba Corp.                                 28,000       73,908
Mitsubishi Heavy Industries Ltd.              30,000       71,850
Tokyo Gas Co. Ltd.                            23,000       71,378
Nippon Steel Corp.                            57,000       68,258
Mitsubishi Corp.                              11,000       67,904
Central Japan Railway Co.                         11       65,770
Mitsubishi Estate Co. Ltd.                    10,000       61,562
Denso Corp.                                    4,100       59,885
Kirin Brewery Co. Ltd.                         8,000       59,841
JFE Holdings Inc.                              4,725       59,770
Mitsui & Co. Ltd.                             12,000       58,087
Dai Nippon Printing Co. Ltd.                   6,000       57,379
Fanuc Ltd.                                     1,300       56,350
Mitsui Sumitomo Insurance Co. Ltd.            13,000       55,692
Tokyo Electron Ltd.                            1,400       54,782
Nippon Oil Corp.                              13,000       54,706
Hoya Corp.                                       900       54,267
Kyushu Electric Power Co. Inc.                 3,700       53,980
Secom Co. Ltd.                                 2,000       51,273
Keyence Corp.                                    330       51,039
Osaka Gas Co. Ltd.                            19,000       50,152
AEON Co. Ltd.                                  2,500       50,072
Mitsubishi Electric Corp.                     18,000       49,637
NEC Corp.                                     15,000       49,460
Daiwa Securities Group Inc.                   12,000       49,283
SMC Corp.                                        600       46,956
Yamato Transport Co. Ltd.                      4,000       45,100
Sankyo Co. Ltd.                                3,400       45,016
Sumitomo Electric Industries Ltd.              7,000       43,684
Fujitsu Ltd.                                  16,000       43,178
TDK Corp.                                      1,100       42,022
Japan Tobacco Inc.                                 7       41,736
ORIX Corp.                                       800       41,154
Ajinomoto Co. Inc.                             4,000       41,120
Sumitomo Mitsui Financial Group Inc.              23       41,120
Sanyo Electric Co. Ltd.                       15,000       40,985
Eisai Co. Ltd.                                 2,200       40,538
Fujisawa Pharmaceutical Co. Ltd.               2,000       40,226
Mitsui Fudosan Co. Ltd.                        7,000       40,142
Nikko Cordial Corp.                           14,000       38,371
Toppan Printing Co. Ltd.                       6,000       38,101
West Japan Railway Company                        12       37,949
Asahi Glass Co. Ltd.                           7,000       37,544
Sumitomo Corp.                                 8,000       36,229
Sekisui House Ltd.                             5,000       35,630
NTT Data Corp.                                    13       35,411
Suzuki Motor Corp.                             3,000       34,458
Sumitomo Chemical Co. Ltd.                    10,000       33,817

Schedules of Investments                                                      53
iSHARES S&P/TOPIX 150 INDEX FUND
March 31, 2003

Security                                      Shares        Value
-----------------------------------------------------------------
Nippon Unipac Holding                              9  $    33,547
Pioneer Corp.                                  1,600       33,260
Komatsu Ltd.                                   9,000       33,092
Daikin Industries Ltd.                         2,000       32,872
Sompo Japan Insurance Inc.                     7,000       32,704
Oji Paper Co. Ltd.                             8,000       32,248
Nippon Express Co. Ltd.                        8,000       32,113
Nitto Denko Corp.                              1,200       32,080
Asahi Kasei Corp.                             12,000       31,270
Nippon Yusen Kabushiki Kaisha                  9,000       31,118
Mizuho Financial Group Inc./1/                    38       31,020
Mitsubishi Chemical Corp.                     17,000       30,106
Shiseido Co. Ltd.                              3,000       29,398
Japan Airlines System Corp./1/                15,000       28,968
Taisho Pharmaceutical Co. Ltd.                 2,000       28,487
Advantest Corp.                                  800       28,470
Daiichi Pharmaceutical Co. Ltd.                2,000       26,784
Itochu Corp.                                  11,000       26,716
Asahi Breweries Ltd.                           4,000       25,333
Takefuji Corp.                                   530       25,253
Marui Co. Ltd.                                 3,000       25,223
Terumo Corp.                                   1,700       24,501
Softbank Corp.                                 2,100       24,439
Toray Industries Inc.                         11,000       24,397
All Nippon Airways Co. Ltd./1/                13,000       24,119
Alps Electric Co. Ltd.                         2,000       24,034
Mitsui Chemicals Inc.                          6,000       23,579
Kinki Nippon Railway Co. Ltd./1/              10,000       23,444
Kuraray Co. Ltd.                               4,000       23,444
Daiwa House Industry Co. Ltd.                  4,000       23,039
Mabuchi Motor Co. Ltd.                           300       22,871
Kubota Corp.                                   9,000       22,618
Credit Saison Co. Ltd.                         1,300       22,419
Fuji Heavy Industries Ltd.                     6,000       22,061
Tostem Inax Holding Corp.                      2,000       21,235
Promise Co. Ltd.                                 750       20,872
Matsushita Electric Works Ltd.                 4,000       20,847
Tokyu Corp.                                    7,000       20,661
UFJ Holdings Inc./1/                              20       19,902
Hirose Electric Co. Ltd.                         300       19,683

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------
Acom Co. Ltd.                                    750  $    19,607
Nissin Food Products Co. Ltd.                    900       18,671
Nippon Television Network Corp.                  180       18,534
Obayashi Corp.                                 7,000       17,001
Taisei Corp.                                   9,000       16,849
Sumitomo Trust & Banking Co. Ltd. (The)        6,000       16,192
Sumitomo Metal Industries Ltd.                35,000       15,939
Uni-Charm Corp.                                  400       15,719
Sumitomo Metal Mining Co. Ltd.                 5,000       15,686
Kajima Corp.                                   8,000       14,775
Nisshin Seifun Group Inc.                      2,000       14,235
NGK Insulators Ltd.                            3,000       14,193
Shimizu Corp.                                  6,000       13,510
Mitsubishi Materials Corp./1/                 14,000       13,223
Minebea Co. Ltd.                               4,000       13,122
TonenGeneral Sekiyu K.K.                       2,000       12,430
Marubeni Corp.                                13,000       12,169
Mitsubishi Logistics Corp.                     2,000       11,756
Kawasaki Heavy Industries Ltd.                14,000       11,688
Mazda Motor Corp.                              6,000       10,778
Resona Holdings Inc./1/                       22,000       10,575
Nippon Meat Packers Inc.                       1,000        9,580
Toyo Seikan Kaisha Ltd.                        1,000        9,521
Sekisui Chemical Co. Ltd.                      4,000        9,445
Taiyo Yuden Co. Ltd.                           1,000        8,214
Mitsui Mining & Smelting Co. Ltd.              3,000        7,438
Furukawa Electric Co. Ltd.                     3,000        6,249
NSK Ltd.                                       2,000        5,431
TOTAL COMMON STOCKS
  (Cost: $11,574,371)                                   8,515,823

SHORT TERM INSTRUMENTS - 33.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     2,558,974    2,558,974
BlackRock Temp Cash Money
  Market Fund                                 56,880       56,880
Holmes Financing PLC, Floating Rate Bond
  1.27%, 04/15/04                         $   28,440       28,440

54                                    2003 iShares Annual Report to Shareholders
iSHARES S&P/TOPIX 150 INDEX FUND
March 31, 2003

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------
Links Finance LLC, Floating Rate Note
  1.29%, 03/29/04                         $   71,100  $    71,100
Short Term Investment Co. - Liquid
  Assets Money Market Portfolio               56,919       56,919
White Pine Finance LLC, Floating Rate
  Note
  1.29%, 03/25/04                             71,100       71,100
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,843,413)                                    2,843,413

TOTAL INVESTMENTS IN
  SECURITIES - 132.37%
  (Cost $14,417,784)                                   11,359,236
Other Assets, Less Liabilities - (32.37%)              (2,778,119)
                                                      -----------
NET ASSETS - 100.00%                                  $ 8,581,117
                                                      ===========

/1/ Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                      55

Schedule of Investments

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 100.03%
Amgen Inc./1/                             1,777,128  $102,273,716
Gilead Sciences Inc./1/                     366,986    15,409,742
MedImmune Inc./1/                           464,000    15,233,120
Genzyme Corp. - General Division/1/         411,017    14,981,570
Chiron Corp./1/                             365,012    13,687,950
IDEC Pharmaceuticals Corp./1/               344,393    11,853,663
Biogen Inc./1/                              327,454     9,810,522
Tanox Inc./1/                               698,219     9,041,936
Abgenix Inc./1/                           1,013,108     8,814,040
Ligand Pharmaceuticals Inc. Class B/1/    1,319,130     8,561,154
Diversa Corp./1/                            901,403     8,437,132
Human Genome Sciences Inc./1/               979,271     8,372,767
QLT Inc./1/                                 823,158     8,371,517
Nektar Therapeutics/1/                    1,303,332     8,237,058
Telik Inc./1/                               602,052     8,091,579
Alkermes Inc./1/                            892,014     8,090,567
Exelixis Inc./1/                          1,213,445     8,081,544
Genta Inc./1/                             1,121,365     8,003,182
InterMune Inc./1/                           370,829     7,954,282
Albany Molecular Research Inc./1/           533,180     7,949,714
Amylin Pharmaceuticals Inc./1/              485,893     7,871,467
OSI Pharmaceuticals Inc./1/                 491,136     7,858,176
Antigenics Inc./1/                          943,758     7,823,754
ICOS Corp./1/                               411,817     7,705,096
ImClone Systems Inc./1/                     462,649     7,670,720
Vertex Pharmaceuticals Inc./1/              682,636     7,590,912
United Therapeutics Inc./1/                 434,444     7,489,815
Medicines Co. (The)/1/                      400,000     7,456,000
Celgene Corp./1/                            282,149     7,358,446
Cell Genesys Inc./1/                        977,838     7,226,223
Millennium Pharmaceuticals Inc./1/          907,282     7,131,237
Scios Inc./1/                               160,985     7,092,999
CV Therapeutics Inc./1/                     392,966     7,085,177
Protein Design Labs Inc./1/                 948,517     7,019,026
Qiagen NV/1/                              1,198,978     7,014,021
Neurocrine Biosciences Inc./1/              167,572     7,001,158
Enzon Pharmaceuticals Inc./1/               611,466     6,940,139
NPS Pharmaceuticals Inc./1/                 447,424     6,917,175
Invitrogen Corp./1/                         225,503     6,907,157
Atrix Laboratories Inc./1/                  486,919     6,841,212
Affymetrix Inc./1/                          257,793     6,702,618
Cephalon Inc./1/                            167,609     6,694,303
Myriad Genetics Inc./1/                     661,509     6,674,626
BioMarin Pharmaceutical Inc./1/             587,403     6,667,024
Trimeris Inc./1/                            160,247     6,598,971
ILEX Oncology Inc./1/                       687,824     6,369,250
Cell Therapeutics Inc./1/                   756,674     6,272,827
Tularik Inc./1/                           1,069,520     5,401,076
Medarex Inc./1/                           1,561,475     5,043,564
Cubist Pharmaceuticals Inc./1/              492,376     3,943,932
Isis Pharmaceuticals Inc./1/              1,075,472     3,850,190
Incyte Corp./1/                           1,274,598     3,811,048
Alexion Pharmaceuticals Inc./1/             294,619     3,582,567
Transkaryotic Therapies Inc./1/             495,087     2,930,915
Regeneron Pharmaceuticals Inc./1/           354,890     2,668,773
Pharmacopeia Inc./1/                        299,499     2,626,606
Arena Pharmaceuticals Inc./1/               396,135     2,606,568
NeoPharm Inc./1/                            225,265     2,592,800
CuraGen Corp./1/                            627,668     2,573,439
Gene Logic Inc./1/                          280,961     1,424,472
Luminex Corp./1/                            264,755     1,236,406
Immunomedics Inc./1/                        450,378     1,198,005
Novavax Inc./1/                             289,833     1,173,824
Array BioPharma Inc./1/                     250,833     1,071,057
Immunogen Inc./1/                           308,782       722,550
Geron Corp./1/                              119,225       630,700
Caliper Technologies Corp./1/               163,344       571,704
Avigen Inc./1/                              116,093       340,153
VaxGen Inc./1/                               90,779       275,968
ArQule Inc./1/                              107,371       258,764
Emisphere Technologies Inc./1/               89,199       226,565
EntreMed Inc./1/                             89,897        90,796
TOTAL COMMON STOCKS
  (Cost: $630,603,107)                                534,088,726

SHORT TERM INSTRUMENTS - 0.10%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       17,660        17,660
BlackRock Temp Cash Money Market Fund       505,806       505,806

56                                    2003 iShares Annual Report to Shareholders
iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Obligation Fund                             2,754  $      2,754
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $526,220)                                        526,220

TOTAL INVESTMENTS IN
  SECURITIES - 100.13%
  (Cost $631,129,327)                                 534,614,946
Other Assets, Less Liabilities - (0.13%)                 (683,148)
                                                     ------------
NET ASSETS - 100.00%                                 $533,931,798
                                                     ============

/1/ Non-income earning securities.

See Notes to Financial Statements.

Schedules of Investments                                                      57

Statements of Assets and Liabilities

iSHARES TRUST
March 31, 2003

                                                                              iShares S&P
                                              ------------------------------------------------------------------------------
                                                                               Global       Global       Global       Global
                                                                               Energy   Financials   Healthcare   Technology
                                                       100    Global 100       Sector       Sector       Sector       Sector
                                                Index Fund    Index Fund   Index Fund   Index Fund   Index Fund   Index Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                           $368,979,937  $ 95,971,452  $20,950,211  $19,052,285  $30,922,355  $10,925,011
                                              ------------  ------------  -----------  -----------  -----------  -----------
Foreign currency, at cost                     $          -  $    156,117  $    22,584  $    14,210  $     2,087  $     4,950
                                              ------------  ------------  -----------  -----------  -----------  -----------
Investments in securities, at value
  (including securities on loan/1/) (Note 1)  $298,846,800  $ 70,752,502  $19,422,019  $16,503,597  $27,381,786  $ 7,250,170
Foreign currency, at value                               -       158,365       21,994       14,229        2,110        5,002
Receivables:
  Investment securities sold                             -       139,372      233,865            -            -       27,386
  Dividends and interest                           407,497       202,413       18,950       79,660       59,416        9,183
  iShares sold                                      38,775             -            -            -            -            -
                                              ------------  ------------  -----------  -----------  -----------  -----------
Total Assets                                   299,293,072    71,252,652   19,696,828   16,597,486   27,443,312    7,291,741
                                              ------------  ------------  -----------  -----------  -----------  -----------

LIABILITIES
Payables:
  Investment securities purchased                        -       155,090      269,852            -            -       26,565
  Collateral for securities on loan (Note 5)             -     5,915,818    1,624,679      590,009    1,543,033      566,158
  Advisory fees (Note 2)                            82,282        38,632       15,923       13,771       26,603        7,158
                                              ------------  ------------  -----------  -----------  -----------  -----------
Total Liabilities                                   82,282     6,109,540    1,910,454      603,780    1,569,636      599,881
                                              ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS                                    $299,210,790  $ 65,143,112  $17,786,374  $15,993,706  $25,873,676  $ 6,691,860
                                              ============  ============  ===========  ===========  ===========  ===========

Net assets consist Of:
  Paid-in capital                             $377,574,674  $ 92,738,239  $19,367,300  $18,723,756  $29,590,809  $10,533,565
  Undistributed net investment income
    (accumulated net investment loss)              222,770       303,912       47,960       97,895       86,342          (86)
  Accumulated net realized loss                 (8,453,517)   (2,682,424)    (101,057)    (279,474)    (262,851)    (166,939)
  Net unrealized depreciation                  (70,133,137)  (25,216,615)  (1,527,829)  (2,548,471)  (3,540,624)  (3,674,680)
                                              ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS                                    $299,210,790  $ 65,143,112  $17,786,374  $15,993,706  $25,873,676  $ 6,691,860
                                              ============  ============  ===========  ===========  ===========  ===========

iShares outstanding                              6,950,000     1,550,000      400,000      400,000      650,000      200,000
                                              ============  ============  ===========  ===========  ===========  ===========

Net asset value per iShare                    $      43.05  $      42.03  $     44.47  $     39.98  $     39.81  $     33.46
                                              ============  ============  ===========  ===========  ===========  ===========

/1/ Securities on loan with market values of $-, $5,669,743, $1,570,402, $563,629, $1,496,700 and $539,043, respectively. See Note 5.

See notes to financial statements.

58                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
March 31, 2003

                                                                     iShares S&P                              iShares Nasdaq
                                         -------------------------------------------------------------------  --------------
                                                     Global
                                         Telecommunications                            Latin
                                                     Sector       Europe 350      America 40      /TOPIX 150   Biotechnology
                                                 Index Fund       Index Fund      Index Fund      Index Fund      Index Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                             $14,939,208    $ 589,483,353     $10,999,107     $14,417,784    $631,129,327
                                                -----------    -------------     -----------     -----------    ------------
Foreign currency, at cost                       $   115,225    $     999,763     $    24,640     $    17,495    $          -
                                                -----------    -------------     -----------     -----------    ------------
Investments in securities, at value
  (including securities on loan/1/)
  (Note 1)                                      $10,497,024    $ 423,565,424     $ 8,865,062     $11,359,236    $534,614,946
Foreign currency, at value                          117,632        1,011,953          24,474          17,603               -
Receivables:
  Investment securities sold                              -        1,680,215          35,251               -         175,002
  Dividends and interest                             17,324        2,320,593          34,323          52,244          41,613
                                                -----------    -------------     -----------     -----------    ------------
Total Assets                                     10,631,980      428,578,185       8,959,110      11,429,083     534,831,561
                                                -----------    -------------     -----------     -----------    ------------

LIABILITIES
Payables:
  Investment securities purchased                         -        1,688,402          57,067               -               -
  Collateral for securities on loan
    (Note 5)                                        601,181       51,326,713               -       2,840,716         508,560
  Advisory fees (Note 2)                             10,838          376,345           6,931           7,250         390,416
  iShares sold                                            -                -               -               -             787
                                                -----------    -------------     -----------     -----------    ------------
Total Liabilities                                   612,019       53,391,460          63,998       2,847,966         899,763
                                                -----------    -------------     -----------     -----------    ------------
NET ASSETS                                      $10,019,961    $ 375,186,725     $ 8,895,112     $ 8,581,117    $533,931,798
                                                ===========    =============     ===========     ===========    ============

Net assets consist of:
  Paid-in capital                               $15,205,292    $ 554,016,856     $11,249,898     $11,930,671    $719,896,646
  Undistributed (distributions in
    excess of) net investment income
    (accumulated net investment loss)                36,232        2,199,205          71,560          16,494               -
  Accumulated net realized loss                    (782,124)     (15,132,936)       (292,135)       (308,229)    (89,450,467)
  Net unrealized depreciation                    (4,439,439)    (165,896,400)     (2,134,211)     (3,057,819)    (96,514,381)
                                                -----------    -------------     -----------     -----------    ------------
NET ASSETS                                      $10,019,961    $ 375,186,725     $ 8,895,112     $ 8,581,117    $533,931,798
                                                ===========    =============     ===========     ===========    ============
iShares outstanding                                 300,000        8,750,000         250,000         150,000      10,450,000
                                                ===========    =============     ===========     ===========    ============
Net asset value per iShare                      $     33.40    $       42.88     $     35.58     $     57.21    $      51.09
                                                ===========    =============     ===========     ===========    ============

/1/ Securities on loan with market values of $572,930, $48,706,879, $-, $2,717,305 and $450,569, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                          59

Statements of Operations

iSHARES TRUST
Year Ended March 31, 2003

                                                                                 iShares S&P
                                             -----------------------------------------------------------------------------------
                                                                                Global        Global        Global        Global
                                                                                Energy    Financials    Healthcare    Technology
                                                      100     Global 100        Sector        Sector        Sector        Sector
                                               Index Fund     Index Fund    Index Fund    Index Fund    Index Fund    Index Fund
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                               $  3,092,958   $    935,279   $   369,182   $   286,312   $   306,795   $    28,446
  Interest                                          2,125          1,305           328           283           497           128
  Securities lending income                         2,532          4,037             4           140           124           790
                                             ------------   ------------   -----------   -----------   -----------   -----------
Total investment income                         3,097,615        940,621       369,514       286,735       307,416        29,364
                                             ------------   ------------   -----------   -----------   -----------   -----------
EXPENSES (NOTE 2)
  Advisory fees                                   338,074        187,675        94,641        69,315       123,814        38,802
  Stock dividend tax expenses                           -              -             -             -             -           380
                                             ------------   ------------   -----------   -----------   -----------   -----------
Total expenses                                    338,074        187,675        94,641        69,315       123,814        39,182
                                             ------------   ------------   -----------   -----------   -----------   -----------
Net investment income (loss)                    2,759,541        752,946       274,873       217,420       183,602        (9,818)
                                             ------------   ------------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                (5,433,112)    (1,845,014)      (92,218)     (276,414)     (253,674)     (141,255)
    In-kind redemptions                         4,039,674        817,311             -             -             -             -
    Foreign currency transactions                       -          4,014         1,657         4,714         3,544           613
                                             ------------   ------------   -----------   -----------   -----------   -----------
  Net realized loss                            (1,393,438)    (1,023,689)      (90,561)     (271,700)     (250,130)     (140,642)
                                             ------------   ------------   -----------   -----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation) on:
    Investments                               (41,964,818)   (13,317,180)   (2,973,057)   (2,968,599)   (3,211,640)   (2,776,735)
    Translation of assets and liabilities in
      foreign currencies                                -          3,860           473            34           401           271
                                             ------------   ------------   -----------   -----------   -----------   -----------
  Net change in unrealized appreciation
    (depreciation)                            (41,964,818)   (13,313,320)   (2,972,584)   (2,968,565)   (3,211,239)   (2,776,464)
                                             ------------   ------------   -----------   -----------   -----------   -----------
Net realized and unrealized loss              (43,358,256)   (14,337,009)   (3,063,145)   (3,240,265)   (3,461,369)   (2,917,106)
                                             ------------   ------------   -----------   -----------   -----------   -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $(40,598,715)  $(13,584,063)  $(2,788,272)  $(3,022,845)  $(3,277,767)  $(2,926,924)
                                             ============   ============   ===========   ===========   ===========   ===========

/1/  Net of foreign withholding tax of $-, $76,897, $28,830, $19,393, $23,108 and $1,941, respectively.

See notes to financial statements.

60                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
Year Ended March 31, 2003

                                                                      iShares S&P                               iShares Nasdaq
                                          --------------------------------------------------------------------  --------------
                                                      Global
                                          Telecommunications                            Latin
                                                      Sector        Europe 350      America 40      /TOPIX 150   Biotechnology
                                                  Index Fund        Index Fund      Index Fund      Index Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                   $   263,946     $  13,263,930     $   252,478     $   173,581   $         142
  Interest                                               217             7,799             376             198               -
  Securities lending income                              100           368,734               -           4,294         308,884
                                                 -----------     -------------     -----------     -----------   -------------
Total investment income                              264,263        13,640,463         252,854         178,073         309,026
                                                 -----------     -------------     -----------     -----------   -------------
EXPENSES (NOTE 2)
  Advisory fees                                       70,674         3,018,178          43,266         117,885       2,096,245
                                                 -----------     -------------     -----------     -----------   -------------
Total expenses                                        70,674         3,018,178          43,266         117,885       2,096,245
                                                 -----------     -------------     -----------     -----------   -------------
Net investment income (loss)                         193,589        10,622,285         209,588          60,188      (1,787,219)
                                                 -----------     -------------     -----------     -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                     (760,968)      (11,099,284)       (272,957)       (295,043)   (116,332,566)
    In-kind redemptions                                    -       (30,387,125)        158,946      (4,641,843)     14,870,779
    Foreign currency transactions                      4,713           365,352          (4,500)         16,622               -
                                                 -----------     -------------     -----------     -----------   -------------
  Net realized loss                                 (756,255)      (41,121,057)       (118,511)     (4,920,264)   (101,461,787)
                                                 -----------     -------------     -----------     -----------   -------------
  Net change in unrealized appreciation
    (depreciation) on:
    Investments                                   (2,679,650)     (142,356,872)     (3,749,766)     (1,373,932)    (40,953,420)
    Translation of assets and liabilities
      in foreign currencies                            2,764            21,174            (296)            766               -
                                                 -----------     -------------     -----------     -----------   -------------
  Net change in unrealized appreciation
    (depreciation)                                (2,676,886)     (142,335,698)     (3,750,062)     (1,373,166)    (40,953,420)
                                                 -----------     -------------     -----------     -----------   -------------
Net realized and unrealized loss                  (3,433,141)     (183,456,755)     (3,868,573)     (6,293,430)   (142,415,207)
                                                 -----------     -------------     -----------     -----------   -------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $(3,239,552)    $(172,834,470)    $(3,658,985)    $(6,233,242)  $(144,202,426)
                                                 ===========     =============     ===========     ===========   =============

/1/  Net of foreign withholding tax of $15,981, $2,097,977, $21,293, $27,321 and
     $-, respectively.

See notes to financial statements.

Financial Statements                                                          61

Statements of Changes in Net Assets

iSHARES TRUST

                                     iShares S&P 100                iShares S&P Global               iShares S&P Global Energy
                                        Index Fund                    100 Index Fund                     Sector Index Fund
                              ------------------------------  ------------------------------  -------------------------------------
                                                                                                                     For the period
                                     For the         For the         For the         For the         For the   November 12, 2001/1/
                                  year ended      year ended      year ended      year ended      year ended                     to
                              March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003         March 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:
  Net investment income        $  2,759,541    $  1,851,385    $   752,946     $   688,591     $   274,873              $    66,255
  Net realized loss              (1,393,438)    (12,912,402)    (1,023,689)     (9,046,996)        (90,561)                  (9,137)
  Net change in
    unrealized
    appreciation
    (depreciation)              (41,964,818)     (7,000,453)   (13,313,320)      6,705,969      (2,972,584)               1,444,755
                               ------------    ------------    -----------     -----------     -----------              -----------
Net increase (decrease)
  in net assets resulting
  from operations               (40,598,715)    (18,061,470)   (13,584,063)     (1,652,436)     (2,788,272)               1,501,873
                               ------------    ------------    -----------     -----------     -----------              -----------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                       (2,612,939)     (1,797,714)      (579,587)       (643,292)       (273,069)                 (21,458)
                               ------------    ------------    -----------     -----------     -----------              -----------
Total distributions to
  iShareholders                  (2,612,939)     (1,797,714)      (579,587)       (643,292)       (273,069)                 (21,458)
                               ------------    ------------    -----------     -----------     -----------              -----------
iSHARES TRANSACTIONS:
  iShares sold                  334,496,579     223,696,594     47,130,609      12,486,982       4,475,704               14,891,596
  iShares redeemed             (107,777,106)   (176,896,167)   (13,490,190)    (67,931,706)              -                        -
                               ------------    ------------    -----------     -----------     -----------              -----------
Net increase (decrease)
  in net assets from
  iShares transactions          226,719,473      46,800,427     33,640,419     (55,444,724)      4,475,704               14,891,596
                               ------------    ------------    -----------     -----------     -----------              -----------
INCREASE (DECREASE) IN
  NET ASSETS                    183,507,819      26,941,243     19,476,769     (57,740,452)      1,414,363               16,372,011

NET ASSETS:
Beginning of period             115,702,971      88,761,728     45,666,343     103,406,795      16,372,011                        -
                               ------------    ------------    -----------     -----------     -----------              -----------
End of period                  $299,210,790    $115,702,971    $65,143,112     $45,666,343     $17,786,374              $16,372,011
                               ============    ============    ===========     ===========     ===========              ===========

Undistributed net
  investment income
  included in net assets
  at end of period             $    222,770    $     76,168    $   303,912     $   126,538     $    47,960              $    44,499
                               ============    ============    ===========     ===========     ===========              ===========

iSHARES ISSUED AND REDEEMED:

  iShares sold                    7,350,000       3,550,000      1,050,000         200,000         100,000                  300,000
  iShares redeemed               (2,400,000)     (3,050,000)      (300,000)     (1,100,000)              -                        -
                               ------------    ------------    -----------     -----------     -----------              -----------
Net increase (decrease)
  in iShares outstanding          4,950,000         500,000        750,000        (900,000)        100,000                  300,000
                               ============    ============    ===========     ===========     ===========              ===========

/1/ Commencement of operations.

See notes to financial statements.

62                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                                                    iShares S&P Global                            iShares S&P Global
                                                        Financials                                   Healthcare
                                                     Sector Index Fund                             Sector Index Fund
                                          ----------------------------------------     ----------------------------------------
                                                                    For the period                               For the period
                                                 For the      November 12, 2001/1/            For the      November 13, 2001/1/
                                              year ended                        to         year ended                        to
                                          March 31, 2003            March 31, 2002     March 31, 2003            March 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $   217,420               $    57,022        $   183,602               $    39,397
  Net realized gain (loss)                      (271,700)                   (4,301)          (250,130)                   (9,191)
  Net change in unrealized appreciation
    (depreciation)                            (2,968,565)                  420,094         (3,211,239)                 (329,385)
                                             -----------               -----------        -----------               -----------
Net increase (decrease) in net assets
  resulting from operations                   (3,022,845)                  472,815         (3,277,767)                 (299,179)
                                             -----------               -----------        -----------               -----------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                    (171,448)                   (8,572)          (135,321)                   (4,866)
                                             -----------               -----------        -----------               -----------
Total distributions to iShareholders            (171,448)                   (8,572)          (135,321)                   (4,866)
                                             -----------               -----------        -----------               -----------
iSHARES TRANSACTIONS:
  iShares sold                                 8,524,646                10,199,110         12,114,681                17,476,128
  iShares redeemed                                     -                         -                  -                         -
                                             -----------               -----------        -----------               -----------
Net increase in net assets from iShares
  transactions                                 8,524,646                10,199,110         12,114,681                17,476,128
                                             -----------               -----------        -----------               -----------
INCREASE (DECREASE) IN NET ASSETS              5,330,353                10,663,353          8,701,593                17,172,083

NET ASSETS:

Beginning of period                           10,663,353                         -         17,172,083                         -
                                             -----------               -----------        -----------               -----------
End of period                                $15,993,706               $10,663,353        $25,873,676               $17,172,083
                                             ===========               ===========        ===========               ===========

Undistributed net investment income
  (accumulated net investment loss)
  included in net assets at end of period    $    97,895               $    48,230        $    86,342               $    34,516
                                             ===========               ===========        ===========               ===========

iSHARES ISSUED AND REDEEMED:

  iShares sold                                   200,000                   200,000            300,000                   350,000
  iShares redeemed                                     -                         -                  -                         -
                                             -----------               -----------        -----------               -----------
Net increase in iShares outstanding              200,000                   200,000            300,000                   350,000
                                             ===========               ===========        ===========               ===========

                                                    iShares S&P Global
                                                        Technology
                                                     Sector Index Fund
                                          ----------------------------------------
                                                                    For the period
                                                 For the      November 12, 2001/1/
                                              year ended                        to
                                          March 31, 2003            March 31, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $    (9,818)             $    (29,087)
  Net realized gain (loss)                      (140,642)                  383,558
  Net change in unrealized appreciation
    (depreciation)                            (2,776,464)                 (898,216)
                                             -----------              ------------
Net increase (decrease) in net assets
  resulting from operations                   (2,926,924)                 (543,745)
                                             -----------              ------------
DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                           -                         -
                                             -----------              ------------
Total distributions to iShareholders                   -                         -
                                             -----------              ------------
iSHARES TRANSACTIONS:
  iShares sold                                 1,832,339                32,221,480
  iShares redeemed                                     -               (23,891,290)
                                             -----------              ------------
Net increase in net assets from iShares
  transactions                                 1,832,339                 8,330,190
                                             -----------              ------------
INCREASE (DECREASE) IN NET ASSETS             (1,094,585)                7,786,445

NET ASSETS:

Beginning of period                            7,786,445                         -
                                             -----------              ------------
End of period                                $ 6,691,860              $  7,786,445
                                             ===========              ============

Undistributed net investment income
  (accumulated net investment loss)
  included in net assets at end of period    $       (86)             $       (554)
                                             ===========              ============

iSHARES ISSUED AND REDEEMED:

  iShares sold                                    50,000                   600,000
  iShares redeemed                                     -                  (450,000)
                                             -----------              ------------
Net increase in iShares outstanding               50,000                   150,000
                                             ===========              ============

/1/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                          63
iSHARES TRUST

                                      iShares S&P Global
                                      Telecommunications                      IShareS S&P Europe
                                      Sector Index Fund                          350 Index Fund
                           ----------------------------------------  ---------------------------------------
                                                     For the period
                                  For the      November 12, 2001/1/              For the             For the
                               year ended                        to           year ended          year ended
                           March 31, 2003            March 31, 2002       March 31, 2003      March 31, 2002
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

  Net investment income      $  193,589    $                 34,047  $        10,622,285  $        2,912,676
  Net realized loss            (756,255)                    (20,728)         (41,121,057)           (699,025)
  Net change in
    unrealized
    appreciation
    (depreciation)           (2,676,886)                 (1,762,553)        (142,335,698)         (5,888,117)
                             ----------    ------------------------  -------------------  ------------------
Net increase (decrease)
  in net assets resulting
  from operations            (3,239,552)                 (1,749,234)        (172,834,470)         (3,674,466)
                             ----------    ------------------------  -------------------  ------------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment

    income                     (191,936)                     (4,609)          (9,608,612)         (2,498,708)
                             ----------    ------------------------  -------------------  ------------------
Total distributions to

  iShareholders                (191,936)                     (4,609)          (9,608,612)         (2,498,708)
                             ----------    ------------------------  -------------------  ------------------
iSHARES TRANSACTIONS:

  iShares sold                        -                  15,205,292          229,906,285         441,584,206
  iShares redeemed                    -                           -         (242,033,817)        (20,310,137)
                             ----------    ------------------------  -------------------  ------------------
Net increase (decrease)
  in net assets from
  iShares transactions                -                  15,205,292          (12,127,532)        421,274,069
                             ----------    ------------------------  -------------------  ------------------
INCREASE (DECREASE) IN
  NET ASSETS                 (3,431,488)                 13,451,449         (194,570,614)        415,100,895

NET ASSETS:
Beginning of period          13,451,449                           -          569,757,339         154,656,444
                             ----------    ------------------------  -------------------  ------------------
End of period                $10,019,961   $             13,451,449  $       375,186,725  $      569,757,339
                             ==========    ========================  ===================  ==================
Undistributed net
  investment income
  included in net assets
  at end of period           $   36,232    $                 29,866  $         2,199,205  $          666,421
                             ==========    ========================  ===================  ==================

iSHARES ISSUED AND

 REDEEMED:

  iShares sold                        -                     300,000            4,450,000           7,550,000
  iShares redeemed                    -                           -           (5,350,000)           (350,000)
                             ----------    ------------------------  -------------------  ------------------
Net increase (decrease)

  in iShares outstanding              -                     300,000             (900,000)          7,200,000
                             ==========    ========================  ===================  ==================

                                             iShareS S&P
                                            Latin America
                                            40 Index Fund
                               ----------------------------------------
                                                         For the period
                                      For the       October 25, 2001/1/
                                   year ended                        to
                               March 31, 2003            March 31, 2002
-----------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

  Net investment income        $      209,588   $                90,412
  Net realized loss                  (118,511)                  (19,085)
  Net change in
    unrealized appreciation
    (depreciation)                 (3,750,062)                1,615,851
                               --------------   -----------------------
Net increase (decrease)
  in net assets resulting
  from operations                  (3,658,985)                1,687,178
                               --------------   -----------------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                           (184,159)                  (39,874)
                               --------------   -----------------------
Total distributions to
  iShareholders                      (184,159)                  (39,874)
                               --------------   -----------------------
iSHARES TRANSACTIONS:
  iShares sold                      7,085,754                 6,226,193
  iShares redeemed                 (2,220,995)                        -
                               --------------   -----------------------
Net increase (decrease)
  in net assets from
  iShares transactions              4,864,759                 6,226,193
                               --------------   -----------------------
INCREASE (DECREASE) IN
  NET ASSETS                        1,021,615                 7,873,497

NET ASSETS:

Beginning of period                 7,873,497                         -
                               --------------   -----------------------
End of period                  $    8,895,112   $             7,873,497
                               ==============   =======================
Undistributed net
  investment income
  included in net assets
  at end of period             $       71,560   $                50,630
                               ==============   =======================
iSHARES ISSUED AND REDEEMED:

  iShares sold                        150,000                   150,000
  iShares redeemed                    (50,000)                        -
                               --------------   -----------------------
Net increase (decrease)
  in iShares outstanding              100,000                   150,000
                               ==============   =======================

/1/ Commencement of operations.

See notes to financial statements.

64                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                                                                                                iShares Nasdaq
                                                      iShares S&P/TOPIX                         Biotechnology
                                                       150 Index Fund                             Index Fund
                                           ---------------------------------------  --------------------------------------
                                                                    For the period
                                                  For the      October 23, 2001/1/             For the             For the
                                               year ended                       to          year ended          year ended
                                           March 31, 2003           March 31, 2002      March 31, 2003      March 31, 2002
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

  Net investment income (loss)              $    60,188    $                44,687  $       (1,787,219) $         (755,436)
  Net realized gain (loss)                   (4,920,264)                   (16,217)       (101,461,787)          5,284,038
  Net change in unrealized
    appreciation (depreciation)              (1,373,166)                (1,684,653)        (40,953,420)        (27,836,288)
                                            -----------    -----------------------  ------------------  ------------------
Net decrease in net assets resulting
   from operations                           (6,233,242)                (1,656,183)       (144,202,426)        (23,307,686)
                                            -----------    -----------------------  ------------------  ------------------
DISTRIBUTIONS TO iSHAREHOLDERS:

  From net investment income                   (104,906)                         -                   -                   -
                                            -----------    -----------------------  ------------------  ------------------
Total distributions to iShareholders           (104,906)                         -                   -                   -
                                            -----------    -----------------------  ------------------  ------------------
iSHARES TRANSACTIONS:

  iShares sold                                        -                 34,773,370         654,289,219         363,412,389
  iShares redeemed                          (18,197,922)                         -        (265,962,047)       (150,144,813)
                                            -----------    -----------------------  ------------------  ------------------
Net increase (decrease) in net assets
  from iShares transactions                 (18,197,922)                34,773,370         388,327,172         213,267,576
                                            -----------    -----------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS           (24,536,070)                33,117,187         244,124,746         189,959,890

NET ASSETS:
Beginning of period                          33,117,187                          -         289,807,052          99,847,162
                                            -----------    -----------------------  ------------------  ------------------
End of period                               $ 8,581,117    $            33,117,187  $      533,931,798  $      289,807,052
                                            ===========    =======================  ==================  ==================

Undistributed net investment income
  included in net assets at end of period   $    16,494    $                44,591  $                -  $                -
                                            ===========    =======================  ==================  ==================

iSHARES ISSUED AND REDEEMED:

  iShares sold                                        -                    450,000          12,100,000           4,250,000
  iShares redeemed                             (300,000)                         -          (5,400,000)         (1,800,000)
                                            -----------    -----------------------  ------------------  ------------------
Net increase (decrease) in
  iShares outstanding                          (300,000)                   450,000           6,700,000           2,450,000
                                            ===========    =======================  ==================  ==================

/1/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                          65

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                        iShares S&P Global
                                     iShares S&P 100 Index Fund                           100 Index Fund
                           ----------------------------------------------  ---------------------------------------------
                                                              Period from                                    Period from
                                                         Oct. 23, 2000/1/                                Dec. 5, 2000/1/
                              Year ended     Year ended                to     Year ended     Year ended               to
                           Mar. 31, 2003  Mar. 31, 2002     Mar. 31, 2001  Mar. 31, 2003  Mar. 31, 2002    Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       57.85  $       59.17   $       73.44    $       57.08  $       60.83   $       72.50
                           -------------  -------------   -------------    -------------  -------------   -------------
Income from investment
  operations:

  Net investment income             0.66           0.61            0.31             0.59           0.65            0.18
  Net realized and
    unrealized loss               (14.79)         (1.34)         (14.28)          (15.09)         (3.87)         (11.73)
                           -------------  -------------   -------------    -------------  -------------   -------------
Total from investment
  operations                      (14.13)         (0.73)         (13.97)          (14.50)         (3.22)         (11.55)
                           -------------  -------------   -------------    -------------  -------------   -------------
Less distributions from:
  Net investment income            (0.67)         (0.59)          (0.30)           (0.55)         (0.53)          (0.12)
                           -------------  -------------   -------------    -------------  -------------   -------------
Total distributions                (0.67)         (0.59)          (0.30)           (0.55)         (0.53)          (0.12)
                           -------------  -------------   -------------    -------------  -------------   -------------
Net asset value, end of
  period                   $       43.05  $       57.85   $       59.17    $       42.03  $       57.08   $       60.83
                           =============  =============   =============    =============  =============   =============

Total return                      (24.49)%        (1.23)%        (19.07)%/2/      (25.46)%        (5.32)%        (15.94)%/2/
                           =============  =============   =============    =============  =============   =============

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $     299,211  $     115,703   $      88,762    $      65,143  $      45,666   $     103,407
  Ratio of expenses to
    average net assets/3/           0.20%          0.20%           0.20%            0.40%          0.40%           0.40%
  Ratio of net investment
    income to average net
    assets/3/                       1.63%          1.12%           1.03%            1.60%          1.08%           0.88%
  Portfolio turnover
 rate/4/                               4%            13%              5%               5%             4%              5%

/1/    Commencement of operations.
/2/    Not annualized.
/3/    Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                   iShares S&P Global                     iShares S&P Global
                                         Energy                               Financials
                                    Sector Index Fund                      Sector Index Fund
                           -----------------------------------    -----------------------------------
                                                   Period from                            Period from
                                              Nov. 12, 2001/1/                       Nov. 12, 2001/1/
                              Year ended                    to       Year ended                    to
                           Mar. 31, 2003         Mar. 31, 2002    Mar. 31, 2003         Mar. 31, 2002
-----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       54.57  $              49.64    $       53.32    $            51.00
                           -------------  --------------------    -------------    ------------------
Income from investment
  operations:

  Net investment income             0.88                  0.22             0.56                  0.29
  Net realized and
    unrealized gain (loss)        (10.07)                 4.78           (13.33)                 2.07
                           -------------  --------------------    -------------    ------------------
Total from investment

  operations                       (9.19)                 5.00           (12.77)                 2.36
                           -------------  --------------------    -------------    ------------------
Less distributions from:
  Net investment income            (0.91)                (0.07)           (0.57)                (0.04)
                           -------------  --------------------    -------------    ------------------
Total distributions                (0.91)                (0.07)           (0.57)                (0.04)
                           -------------  --------------------    -------------    ------------------
Net asset value, end of
  period                   $       44.47  $              54.57    $       39.98    $            53.32
                           =============  ====================    =============    ==================

Total Return                      (16.91)%               10.10%/2/       (24.03)%                4.64%/2/
                           =============  ====================    =============    ==================

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $      17,786  $             16,372    $      15,994    $           10,663
  Ratio of expenses to
    average net assets/3/           0.65%                 0.65%            0.65%                 0.65%
  Ratio of net investment
    income to average net
    assets/3/                       1.89%                 1.17%            2.04%                 1.44%
  Portfolio turnover
    rate/4/                            9%                    5%               8%                    2%

                                   iShares S&P Global
                                       Healthcare
                                    Sector Index Fund
                           -----------------------------------
                                                   Period from
                                              Nov. 13, 2001/1/
                              Year ended                    to
                           Mar. 31, 2003         Mar. 31, 2002
---------------------------------------------------------------
Net asset value,
  beginning of period      $       49.06    $            49.53
                           -------------    ------------------
Income from investment
  operations:

  Net investment income             0.28                  0.11
  Net realized and
    unrealized gain
    (loss)                         (9.28)                (0.57)
                           -------------    ------------------
Total from investment
  operations                       (9.00)                (0.46)
                           -------------    ------------------
Less distributions from:
  Net investment income            (0.25)                (0.01)
                           -------------    ------------------
Total distributions                (0.25)                (0.01)
                           -------------    ------------------
Net asset value, end of
  period                   $       39.81    $            49.06
                           =============    ==================
Total return                      (18.36)%               (0.92)%/2/
                           =============    ==================
Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $      25,874    $           17,172
  Ratio of expenses to
    average net assets/3/           0.65%                 0.65%
  Ratio of net investment
    income to average net
    assets/3/                       0.96%                 0.62%
  Portfolio turnover
    rate/4/                            4%                    1%

/1/    Commencement of operations.
/2/    Not annualized.
/3/    Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          67
iSHARES TRUST
(For a share outstanding throughout each period)

                                        iShares S&P Global                       iShares S&P Global
                                            Technology                           Telecommunications
                                         Sector Index Fund                        Sector Index Fund
                                -----------------------------------      -----------------------------------
                                                        Period from                              Period from
                                                   Nov. 12, 2001/1/                         Nov. 12, 2001/1/
                                   Year ended                    to         Year ended                    to
                                Mar. 31, 2003         Mar. 31, 2002      Mar. 31, 2003         Mar. 31, 2002
-------------------------------------------------------------------      -----------------------------------
Net asset value, beginning of
  period                        $       51.91    $            53.19      $       44.84    $            50.68
                                -------------    ------------------      -------------    ------------------
Income from investment
  operations:
  Net investment income (loss)          (0.05)                (0.19)              0.65                  0.11
  Net realized and unrealized
    loss                               (18.40)                (1.09)            (11.45)                (5.93)
                                -------------    ------------------      -------------    ------------------
Total from investment
  operations                           (18.45)                (1.28)            (10.80)                (5.82)
                                -------------    ------------------      -------------    ------------------
Less distributions from:
  Net investment income                     -                     -              (0.64)                (0.02)
                                -------------    ------------------      -------------    ------------------
Total distributions                         -                     -              (0.64)                (0.02)
                                -------------    ------------------      -------------    ------------------
Net asset value, end of period  $       33.46    $            51.91      $       33.40    $            44.84
                                =============    ==================      =============    ==================

Total return                           (35.54)%               (2.40)%/2/        (24.24)%              (11.50)%/2/
                                =============    ==================      =============    ==================

Ratios/Supplemental data:
  Net assets, end of period
    (000s)                      $       6,692    $            7,786      $      10,020    $           13,451
  Ratio of expenses to average
    net assets/3/                        0.66%                 0.65%              0.65%                 0.65%
  Ratio of expenses to average
    net assets exclusive of
    foreign taxes on stock
    dividends/3/                         0.65%                 0.65%                 -                     -
  Ratio of net investment
    income (loss) to average
    net assets/3/                       (0.16)%               (0.44)%             1.78%                 0.61%
  Portfolio turnover rate/4/                4%                    2%                 9%                    2%

/1/    Commencement of operations.
/2/    Not annualized.
/3/    Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

See notes to financial statements.

68                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                       iShares S&P Latin
                                         iShares S&P Europe                                 America
                                           350 Index Fund                                40 Index Fund
                           ----------------------------------------------       -------------------------------
                                                              Period from                           Period from
                                                         Jul. 25, 2000/1/                      Oct. 25, 2001/1/
                              Year ended     Year ended                to          Year ended                to
                           Mar. 31, 2003  Mar. 31, 2002     Mar. 31, 2001       Mar. 31, 2003     Mar. 31, 2002
---------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       59.04  $       63.13   $       79.32         $       52.49   $       41.51
                           -------------  -------------   -------------         -------------   -------------
Income from investment
  operations:

  Net investment income             1.18           0.83            0.38                  0.89            0.61
  Net realized and
    unrealized gain (loss)        (16.28)         (4.08)         (16.30)               (16.88)          10.64
                           -------------  -------------   -------------         -------------   -------------
Total from investment
  operations                      (15.10)         (3.25)         (15.92)               (15.99)          11.25
                           -------------  -------------   -------------         -------------   -------------
Less distributions from:
  Net investment income            (1.06)         (0.84)          (0.27)                (0.92)          (0.27)
                           -------------  -------------   -------------         -------------   -------------
Total distributions                (1.06)         (0.84)          (0.27)                (0.92)          (0.27)
                           -------------  -------------   -------------         -------------   -------------
Net asset value, end of
  period                   $       42.88  $       59.04   $       63.13         $       35.58   $       52.49
                           =============  =============   =============         =============   =============

Total return                      (25.73)%        (5.16)%        (20.10)%/2/           (30.54)%         27.16%/2/
                           =============  =============   =============         =============   =============

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $     375,187  $     569,757   $     154,656         $       8,895   $       7,873
  Ratio of expenses to
    average net assets/3/           0.60%          0.60%           0.60%                 0.50%           0.50%
  Ratio of net investment
    income to average net
    assets/3/                       2.11%          1.49%           1.12%                 2.42%           2.94%
  Portfolio turnover
    rate/4/                            6%             4%             24%                    9%              2%

/1/    Commencement of operations.
/2/    Not annualized.
/3/    Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                          69
iSHARES TRUST
(For a share outstanding throughout each period)

                                  iShares S&P/TOPIX                      iShares Nasdaq Biotechnology
                                   150 Index Fund                                 Index Fund
                           -------------------------------       ---------------------------------------------
                                               Period from                                         Period from
                                          Oct. 23, 2001/1/                                     Feb. 5, 2001/1/
                              Year ended                to          Year ended     Year ended               to
                           Mar. 31, 2003     Mar. 31, 2002       Mar. 31, 2003  Mar. 31, 2002    Mar. 31, 2001
------------------------------------------------------------     ---------------------------------------------
Net asset value,
  beginning of period      $       73.59   $       77.39         $       77.28  $       76.81   $       99.66
                           -------------   -------------         -------------  -------------   -------------
Income from investment
  operations:

  Net investment income
    (loss)                          0.60            0.10                 (0.17)         (0.17)          (0.05)
  Net realized and
    unrealized gain
    (loss)                        (16.28)          (3.90)               (26.02)          0.64          (22.80)
                           -------------   -------------         -------------  -------------   -------------
Total from investment
  operations                      (15.68)          (3.80)               (26.19)          0.47          (22.85)
                           -------------   -------------         -------------  -------------   -------------
Less distributions from:
  Net investment income            (0.70)              -                     -              -               -
                           -------------   -------------         -------------  -------------   -------------
Total distributions                (0.70)              -                     -              -               -
                           -------------   -------------         -------------  -------------   -------------
Net asset value, end of
  period                   $       57.21   $       73.59         $       51.09  $       77.28   $       76.81
                           =============   =============         =============  =============   =============

Total return                      (21.36)%         (4.91)%/2/           (33.89)%         0.61%         (22.93)%/2/
                           =============   =============         =============  =============   =============

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $       8,581   $      33,117         $     533,932  $     289,807   $      99,847
  Ratio of expenses to
    average net assets/3/           0.50%           0.50%                 0.50%          0.50%           0.50%
  Ratio of net investment
    income (loss) to
    average net assets/3/           0.26%           0.32%                (0.43)%        (0.46)%         (0.50)%
  Portfolio turnover
    rate/4/                            4%              5%                   48%            17%              9%

/1/    Commencement of operations.
/2/    Not annualized.
/3/    Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70                                    2003 iShares Annual Report to Shareholders

Notes to the Financial Statements

iSHARES TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

Notes to the Financial Statements                                             71
iSHARES TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

    -----------------------------------------------------------------------------------------
                                           Undistributed   Undistributed  Total Distributable
    iShares Index Fund                   Ordinary Income  Long-term Gain             Earnings
    -----------------------------------------------------------------------------------------
    S&P 100                                   $  222,770        $      -        $     222,770
    S&P Global 100                               303,912               -              303,912
    S&P Global Energy Sector                      47,960               -               47,960
    S&P Global Financials Sector                 100,130               -              100,130
    S&P Global Healthcare Sector                  86,342               -               86,342
    S&P Global Telecommunications Sector          36,232               -               36,232
    S&P Europe 350                             2,608,281               -            2,608,281
    S&P Latin America 40                          71,560               -               71,560
    S&P/TOPIX 150                                 16,494               -               16,494
    -----------------------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2003.

72                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

From November 1, 2002 to March 31, 2003, the Funds incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2004.

    -----------------------------------------------------------------------
                                                                   Deferred
                                                               Net Realized
                                                        Capital/Net Foreign
    iShares Index Fund                                      Currency Losses
    -----------------------------------------------------------------------
    S&P 100                                                    $    490,536
    S&P Global 100                                                   87,593
    S&P Global Energy Sector                                         45,921
    S&P Global Financials Sector                                    105,111
    S&P Global Healthcare Sector                                     76,320
    S&P Global Technology Sector                                     34,022
    S&P Global Telecommunications Sector                       $    236,466
    S&P Europe 350                                                4,377,544
    S&P Latin America 40                                            173,763
    S&P/TOPIX 150                                                    26,442
    Nasdaq Biotechnology                                          9,943,678
    -----------------------------------------------------------------------

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

------------------------------------------------------------------------------
                                Expiring    Expiring     Expiring
iShares Index Fund                  2009        2010         2011        Total
------------------------------------------------------------------------------
S&P 100                         $      -  $2,240,710  $ 3,096,741  $ 5,337,451
S&P Global 100                         -     329,587    1,022,865    1,352,452
S&P Global Energy Sector               -           -       37,853       37,853
S&P Global Financials Sector           -           -      148,034      148,034
S&P Global Healthcare Sector           -           -      147,652      147,652
S&P Global Technology Sector           -           -      114,472      114,472
S&P Global Telecommunications
  Sector                               -           -      505,504      505,504
S&P Europe 350                     3,295     904,300    2,116,359    3,023,954
S&P Latin America 40                   -           -       29,834       29,834
S&P/TOPIX 150                          -           -      276,198      276,198
Nasdaq Biotechnology                   -   2,280,865   29,163,198   31,444,063
------------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever comes first.

For the year ended March 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2003 are disclosed in the Funds' Statements of Operations.

Notes to the Financial Statements                                             73
iSHARES TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at March 31, 2003.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    S&P 100                                                 0.20%
    S&P Global 100                                          0.40
    S&P Global Energy Sector                                0.65
    S&P Global Financials Sector                            0.65
    S&P Global Healthcare Sector                            0.65
    S&P Global Technology Sector                            0.65
    S&P Global Telecommunications Sector                    0.65%
    S&P Europe 350                                          0.60
    S&P Latin America 40                                    0.50
    S&P/TOPIX 150                                           0.50
    Nasdaq Biotechnology                                    0.50
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through March 31, 2003, BGI earned $23,204 in securities lending agent fees from the iShares S&P Europe 350 Index Fund and a combined total of $1,140 from the other Funds. BGI did not lend any securities of the iShares Nasdaq Biotechnology Index Fund during the period, and thus did not earn any securities lending agent fees from the Fund. The securities on loan for the iShares Nasdaq Biotechnology Index Fund as of March 31, 2003 were outstanding loans for which Investors Bank served as securities lending agent. Following March 31, 2003, BGI began lending securities out of that Fund, and all outstanding loans originated by Investors Bank were transferred to BGI.

74                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2003, BGIS received brokerage commissions totaling $132,966 from the iShares Nasdaq Biotechnology Index Fund.

As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an "affiliated person" of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an "affiliated person" of a Fund (other than BGIS) did not execute any investment transactions with such Fund during the year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

As a result of using an index approach to investing, the iShares S&P Global 100, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds held shares of Barclays PLC, with market values of $510,813, $213,520 and $4,145,737, respectively, as of March 31, 2003. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

As of March 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

Notes to the Financial Statements                                             75
iSHARES TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended March 31, 2003 were as follows:

    ------------------------------------------------------------------
    iShares Index Fund                         Purchases         Sales
    ------------------------------------------------------------------
    S&P 100                                 $  6,807,700  $  6,686,638
    S&P Global 100                             2,288,352     2,208,899
    S&P Global Energy Sector                   1,433,361     1,389,090
    S&P Global Financials Sector                 863,289       815,383
    S&P Global Healthcare Sector                 869,116       797,369
    S&P Global Technology Sector                 213,174       239,528
    S&P Global Telecommunications Sector       1,000,292     1,095,569
    S&P Europe 350                            30,443,916    29,901,528
    S&P Latin America 40                         869,420       748,143
    S&P/TOPIX 150                                895,229       932,023
    Nasdaq Biotechnology                     202,787,244   204,627,826
    ------------------------------------------------------------------

In-kind transactions for the year ended March 31, 2003 were as follows:

    ------------------------------------------------------------------
                                                 In kind       In kind
    iShares Index Fund                         Purchases         Sales
    ------------------------------------------------------------------
    S&P 100                                 $333,975,860  $107,583,860
    S&P Global 100                            46,988,043    13,454,596
    S&P Global Energy Sector                   4,455,444             -
    S&P Global Financials Sector               8,484,249             -
    S&P Global Healthcare Sector              12,084,168             -
    S&P Global Technology Sector               1,829,596             -
    S&P Europe 350                           229,037,506   241,338,370
    S&P Latin America 40                       7,006,471     2,201,372
    S&P/TOPIX 150                                      -    18,122,556
    Nasdaq Biotechnology                     654,523,327   266,059,888
    ------------------------------------------------------------------

76                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

At March 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    -----------------------------------------------------------------------------------------
                                                                                          Net
                                            Tax    Unrealized      Unrealized      Unrealized
    iShares Index Fund                     Cost  Appreciation    Depreciation    Depreciation
    -----------------------------------------------------------------------------------------
    S&P 100                       $ 371,605,467     $       -  $  (72,758,667) $  (72,758,667)
    S&P Global 100                   97,213,832             -     (26,461,330)    (26,461,330)
    S&P Global Energy Sector         20,967,494       356,162      (1,901,637)     (1,545,475)
    S&P Global Financials Sector     19,080,849       235,671      (2,812,923)     (2,577,252)
    S&P Global Healthcare Sector     30,961,232       563,791      (4,143,237)     (3,579,446)
    S&P Global Technology Sector     10,943,542         6,362      (3,699,734)     (3,693,372)
    S&P Global Telecommunications
      Sector                         14,979,362        90,663      (4,573,001)     (4,482,338)
    S&P Europe 350                  597,623,869             -    (174,058,445)   (174,058,445)
    S&P Latin America 40             11,087,645         3,945      (2,226,528)     (2,222,583)
    S&P/TOPIX 150                    14,423,373       111,446      (3,175,583)     (3,064,137)
    Nasdaq Biotechnology            679,192,053             -    (144,577,107)   (144,577,107)
    -----------------------------------------------------------------------------------------

4. iSHARES TRANSACTIONS

At March 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds and other securities with remaining maturities of 397 days or less. The market value of the securities on loan at March 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

Notes to the Financial Statements                                             77
iSHARES TRUST

6. LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

78                                    2003 iShares Annual Report to Shareholders

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series and the iShares Nasdaq Series (the "Funds"), as listed on the table of contents, at March 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 2, 2003

Report of Independent Accountants                                             79

Tax Information (Unaudited)

iSHARES TRUST

For the year ended March 31, 2003, certain of the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

    --------------------------------------------------------------------
                                              Foreign Source     Foreign
    iShares Index Fund                         Income Earned  Taxes Paid
    --------------------------------------------------------------------
    S&P Global Energy Sector                  $     235,391   $   28,033
    S&P Global Telecommunications Sector            142,396       15,981
    S&P Europe 350                               15,361,907    1,330,913
    S&P Latin America 40                            270,836       20,892
    S&P/TOPIX 150                                   200,902       22,229
    --------------------------------------------------------------------

For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended March 31, 2003 qualified for the dividends-received deduction:

    ---------------------------------------------------------------
                                                         Dividends-
                                                           Received
    iShares Index Fund                                    Deduction
    ---------------------------------------------------------------
    S&P 100                                                  100.00%
    S&P Global 100                                            58.25
    S&P Global Energy Sector                                  55.29
    S&P Global Financial Sector                               54.73%
    S&P Global Healthcare Sector                              96.80
    S&P Global Telecommunications Sector                      69.21
    ---------------------------------------------------------------

80                                    2003 iShares Annual Report to Shareholders

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                           iShares S&P 100 Index Fund
             Period Covered: January 1, 2001 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% ......................................       2         0.36%
Greater than 0.5% and Less than 1.0% ...................      16         2.85%
Between 0.5% and - 0.5% ................................     520        92.52%
Less than - 0.5% and Greater than - 1.0% ...............      20         3.56%
Less than - 1.0% .......................................       4         0.71%
                                                           -----    ---------
                                                             562       100.00%
                                                           =====    =========

Supplemental Information                                                      81
iSHARES TRUST

                        iShares S&P Global 100 Index Fund
             Period Covered: January 1, 2001 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.5% ......................................       2         0.36%
Greater than 1.0% and Less than 1.5% ...................      11         1.96%
Greater than 0.5% and Less than 1.0% ...................      61        10.85%
Between 0.5% and - 0.5% ................................     454        80.78%
Less than - 0.5% and Greater than - 1.0% ...............      23         4.09%
Less than - 1.0% and Greater than - 1.5% ...............       9         1.60%
Less than - 1.5% .......................................       2         0.36%
                                                           -----    ---------
                                                             562       100.00%
                                                           =====    =========

                   iShares S&P Global Energy Sector Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.5% ......................................       1         0.32%
Greater than 1.0% and Less than 1.5% ...................       5         1.61%
Greater than 0.5% and Less than 1.0% ...................      42        13.55%
Between 0.5% and - 0.5% ................................     235        75.81%
Less than - 0.5% and Greater than - 1.0% ...............      25         8.06%
Less than - 1.0% and Greater than - 1.5% ...............       2         0.65%
Less than - 1.5% .......................................       -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

                 iShares S&P Global Financials Sector Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.5% ......................................       2         0.65%
Greater than 1.0% and Less than 1.5% ...................      10         3.23%
Greater than 0.5% and Less than 1.0% ...................      31        10.00%
Between 0.5% and - 0.5% ................................     242        78.06%
Less than - 0.5% and Greater than - 1.0% ...............      21         6.77%
Less than - 1.0% and Greater than - 1.5% ...............       4         1.29%
Less than - 1.5% .......................................       -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

82                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                 iShares S&P Global Healthcare Sector Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% ......................................       2         0.65%
Greater than 0.5% and Less than 1.0% ...................      13         4.19%
Between 0.5% and - 0.5% ................................     287        92.57%
Less than - 0.5% and Greater than - 1.0% ...............       6         1.94%
Less than - 1.0% .......................................       2         0.65%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

                 iShares S&P Global Technology Sector Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.5% ......................................       1         0.32%
Greater than 1.0% and Less than 1.5% ...................       9         2.90%
Greater than 0.5% and Less than 1.0% ...................      52        16.77%
Between 0.5% and - 0.5% ................................     204        65.82%
Less than - 0.5% and Greater than - 1.0% ...............      35        11.29%
Less than - 1.0% and Greater than - 1.5% ...............       9         2.90%
Less than - 1.5% .......................................       -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

             iShares S&P Global Telecommunications Sector Index Fund Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 2.0% ......................................       3         0.97%
Greater than 1.5% and Less than 2.0% ...................       3         0.97%
Greater than 1.0% and Less than 1.5% ...................      18         5.81%
Greater than 0.5% and Less than 1.0% ...................      44        14.19%
Between 0.5% and - 0.5% ................................     193        62.25%
Less than - 0.5% and Greater than - 1.0% ...............      36        11.61%
Less than - 1.0% and Greater than - 1.5% ...............      10         3.23%
Less than - 1.5% and Greater than - 2.0% ...............       3         0.97%
Less than - 2.0% .......................................       -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

Supplemental Information                                                      83
iSHARES TRUST

                        iShares S&P Europe 350 Index Fund
             Period Covered: October 1, 2000 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 4.0% .....................................        3         0.48%
Greater than 3.5% and Less than 4.0% ..................        7         1.13%
Greater than 3.0% and Less than 3.5% ..................       18         2.89%
Greater than 2.5% and Less than 3.0% ..................       18         2.89%
Greater than 2.0% and Less than 2.5% ..................       30         4.82%
Greater than 1.5% and Less than 2.0% ..................       39         6.27%
Greater than 1.0% and Less than 1.5% ..................       68        10.93%
Greater than 0.5% and Less than 1.0% ..................      141        22.67%
Between 0.5% and - 0.5% ...............................      234        37.64%
Less than - 0.5% and Greater than - 1.0% ..............       35         5.63%
Less than - 1.0% and Greater than - 1.5% ..............       19         3.05%
Less than - 1.5% and Greater than - 2.0% ..............        4         0.64%
Less than - 2.0% and Greater than - 2.5% ..............        3         0.48%
Less than - 2.5% ......................................        3         0.48%
                                                           -----    ---------
                                                             622       100.00%
                                                           =====    =========

                     iShares S&P Latin America 40 Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 2.0% .....................................        1         0.32%
Greater than 1.5% and Less than 2.0% ..................        9         2.90%
Greater than 1.0% and Less than 1.5% ..................       16         5.16%
Greater than 0.5% and Less than 1.0% ..................       48        15.48%
Between 0.5% and - 0.5% ...............................      183        59.05%
Less than - 0.5% and Greater than - 1.0% ..............       40        12.90%
Less than - 1.0% and Greater than - 1.5% ..............       12         3.87%
Less than - 1.5% and Greater than - 2.0% ..............        1         0.32%
Less than - 2.0% ......................................        -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

84                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                        iShares S&P/TOPIX 150 Index Fund
             Period Covered: January 1, 2002 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 2.5% ......................................       2         0.65%
Greater than 2.0% and Less than 2.5% ...................       3         0.97%
Greater than 1.5% and Less than 2.0% ...................      10         3.23%
Greater than 1.0% and Less than 1.5% ...................      23         7.42%
Greater than 0.5% and Less than 1.0% ...................      31         9.99%
Between 0.5% and - 0.5% ................................     137        44.19%
Less than - 0.5% and Greater than - 1.0% ...............      62        20.00%
Less than - 1.0% and Greater than - 1.5% ...............      31        10.00%
Less than - 1.5% and Greater than - 2.0% ...............       8         2.58%
Less than - 2.0% and Greater than - 2.5% ...............       3         0.97%
Less than - 2.5% .......................................       -            -%
                                                           -----    ---------
                                                             310       100.00%
                                                           =====    =========

                     iShares Nasdaq Biotechnology Index Fund
              Period Covered: April 1, 2001 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% ......................................       4         0.80%
Greater than 0.5% and Less than 1.0% ...................      36         7.24%
Between 0.5% and - 0.5% ................................     427        85.92%
Less than - 0.5% and Greater than - 1.0% ...............      21         4.23%
Less than - 1.0% and Greater than - 1.5% ...............       2         0.40%
Less than - 1.5% and Greater than - 2.0% ...............       6         1.21%
Less than - 2.0% .......................................       1         0.20%
                                                           -----    ---------
                                                             497       100.00%
                                                           =====    =========

Supplemental Information                                                      85

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                               Interested Trustees

                             Position(s),           Principal Occupation(s)
 Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (58)   Trustee (since      Managing Director and Chief          Director (since 2002) of
Barclays Global           January 1, 2002),   Executive Officer (1999-2003) for    iShares, Inc.; Chairman of the
Investors                 Chairman (since     Barclays Global Investors, N.A.      Board of Directors (since 1998) of
45 Fremont Street         February 28, 2002)  ("BGI") Global Individual Investor   BGFA; Director (since 1998) of BGI;
San Francisco, CA 94105   and President.      Business; Global H.R. Director       Director of various Barclays
                                              (from 1996-1999) for BGI.            subsidiaries (since 1997).

*Nathan Most (89)         Trustee (since      Consultant to BGI (1998-2002),       Director (since 1996) and President
P.O. Box 193              December 16,        American Stock Exchange (1996-2000)  (1996-2002) of iShares, Inc.
Burlingame, CA 94011      1999)               and the Hong Kong Stock Exchange
                                              (1998 to present); Consultant to
                                              the Amsterdam Stock Exchange
                                              (1997-1998); Consultant to the
                                              Pacific Stock Exchange
                                              (1997-1998).

---------------------
* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

86                                    2003 iShares Annual Report to Shareholders
iSHARES TRUST

                              Independent Trustees

                              Position(s),           Principal Occupation(s)
  Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)       Trustee (since      Retired Vice President of            Director (since 1996) of iShares,
520 Main Street            January 1, 2002)    Investment Management (1984-2000)    Inc.; Trustee and member of the
Ridgefield, CT 06877                           of Verizon Corporation; Advisory     Executive Committee (since 1991)
                                               Board member of Ibbotson             of The Common Fund Institutional
                                               Associates  (1992-1998); former      Funds, a non-profit organization;
                                               Vice Chairman and Executive          Member of the Board of Managers of JP
                                               Committee Member (1994-1998) of      Morgan Private Equity Funds.
                                               the Committee on Investment of
                                               Employee Benefit Assets of the
                                               Financial Executive Institute.

Richard K. Lyons (42)      Trustee (since      Professor, University of             Director (since 2001) of iShares,
Haas School of Business,   February 15, 2000)  California, Berkeley: Haas School    Inc.; Trustee (since 2001) of Barclays
UC Berkeley                                    of Business (since 1993);            Global Investors Funds and Master
Berkeley, CA 94720                             Consultant for IMF World Bank,       Investment Portfolio; Board of
                                               Federal Reserve Bank, and Citibank   Trustees: Matthews Asian Funds since
                                               N.A. (since 2000).                   1995 (oversees 6 portfolios).


George C. Parker (64)      Trustee (since      Dean Witter Distinguished Professor  Director (since 2001) of iShares,
Graduate School of         February 15, 2000)  of Finance (since 1994); Associate   Inc.; Board of Directors: Affinity
Business (Room K301)                           Dean for Academic Affairs, Director  Group (since 1998); Bailard, Biehl and
Stanford University                            of MBA Program, and Professor,       Kaiser, Inc. (since 1985); California
521 Memorial Way                               Stanford University: Graduate        Casualty Group of Insurance Companies
Stanford, CA 94305                             School of Business (1993-2001).      (since 1978); Continental Airlines,
                                                                                    Inc. (since 1996); Community First
                                                                                    Financial Group (since 1995);
                                                                                    Dresdner/ RCM Mutual Funds
                                                                                    (1994-2002); Tyon Ranch Company (Since
                                                                                    1999).


W. Allen Reed (55)         Trustee (since      President and Chief Executive        Director (since 1996) of iShares,
General Motors Investment  January 1, 2002)    Officer (since 1994) of General      Inc.; Director (since 1994) of General
Management Corp.                               Motors Investment Management         Motors Investment Management
767 Fifth Avenue                               Corporation.                         Corporation; Director (1995-1998) of
New York, NY 10153                                                                  Taubman Centers, Inc. (a real estate
                                                                                    investment trust); Director (since
                                                                                    1992) of FLIR Systems (an imaging
                                                                                    technology company); Director (since
                                                                                    1994) of General Motors Acceptance
                                                                                    Corporation; Director (since 1994) of
                                                                                    GMAC Insurance Holdings, Inc.;
                                                                                    Director (since 1995) of Global
                                                                                    Emerging Markets Fund; Director (since
                                                                                    2000) of Temple Inland Industries;
                                                                                    Chairman (since 1995) of the
                                                                                    Investment Advisory Committee of
                                                                                    Howard Hughes Medical Institute.

Trustees Information                                                          87
iSHARES TRUST

                          Officers who are not Trustees

                                                                Principal Occupation(s)                Directorships Held
      Name, Age and Address               Position                During Past 5 Years                      by Officers
----------------------------------------------------------------------------------------------------------------------------------

Lee T. Kranefuss (41)               Vice President        Chief Executive Officer of the       Board of Trustees for Barclays
Barclays Global Investors                                 Individual Investor Business of      Global Investors Funds and Master
45 Fremont Street                                         BGI.; The Boston Consulting Group    Investment Portfolio (since 2001).
San Francisco, CA 94105                                   (until 1997).

Michael Latham (37)                 Secretary, Treasurer  Director of Mutual Fund Delivery in  None.
Barclays Global Investors           and Principal         the U.S. Individual Investor
45 Fremont Street                   Financial Officer     Business of BGI (since 2000); Head
San Francisco, CA 94105                                   of Operations, BGI Europe
                                                          (1997-2000).

Donna m. Rogers (36)                Assistant Treasurer   Senior Director (formerly            None.
Investors Bank & Trust Co.                                Director), Mutual Fund
200 Clarendon Street                                      Administration at Investors Bank &
Boston, MA 02116                                          Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)             Assistant Treasurer   Director (formerly Manager), Mutual  None.
Investors Bank & Trust Co.                                Fund Administration, Reporting and
200 Clarendon Street                                      Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)                Assistant Secretary   Senior Director & Senior Counsel,    None.
Investors Bank & Trust Co.                                Mutual Fund Administration, IBT
200 Clarendon Street                                      (since 1995).
Boston, MA 02116

Sandra I. Madden (36)               Assistant Secretary   Senior Associate Counsel, Mutual     None.
Investors Bank & Trust Co.                                Fund Administration, IBT (since
200 Clarendon Street                                      1999); Associate, Scudder Kemper
Boston, MA 02116                                          Investments, Inc. (1996-1999).

Lois Towers (52)                    Assistant Vice        U.S. Compliance Officer, BGI (since  None.
Barclays Global Investors           President -- AML      1999).
45 Fremont Street                   Compliance Officer
San Francisco, CA 94105

88                                    2003 iShares Annual Report to Shareholders

Notes:

Notes                                                                         89

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1 800 ISHARES
(1 800 474 2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)


International/Broad Market
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)


International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

90                                    2003 iShares Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.


 iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iShares (1 800 474 2737) www.iShares.com
                                                                     iShares (R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 2003

INDUSTRIAL STRENGTH INVESTMENT TOOLS

                                     [PHOTO]

iSHARES S&P 500 INDEX FUND
iSHARES S&P 500/BARRA GROWTH INDEX FUND
iSHARES S&P 500/BARRA VALUE INDEX FUND
iSHARES S&P MIDCAP 400 INDEX FUND
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND iSHARES S&P SMALLCAP 600 INDEX FUND iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

Table of Contents

Shareholder Letter ........................................................    1
Market Overview ...........................................................    3
Managers' Discussion & Analysis ...........................................    6
Schedules of Investments ..................................................   12
  iShares S&P 500 Index Fund ..............................................   12
  iShares S&P 500/BARRA Growth Index Fund .................................   19
  iShares S&P 500/BARRA Value Index Fund ..................................   21
  iShares S&P MidCap 400 Index Fund .......................................   26
  iShares S&P MidCap 400/BARRA Growth Index Fund ..........................   32
  iShares S&P MidCap 400/BARRA Value Index Fund ...........................   35
  iShares S&P SmallCap 600 Index Fund .....................................   38
  iShares S&P SmallCap 600/BARRA Growth Index Fund ........................   46
  iShares S&P SmallCap 600/BARRA Value Index Fund .........................   49
Financial Statements ......................................................   54
Financial Highlights ......................................................   61
Notes to the Financial Statements .........................................   66
Report of Independent Accountants .........................................   73
Tax Information (Unaudited) ...............................................   74
Supplemental Information (Unaudited) ......................................   75
Trustees Information (Unaudited) ..........................................   79
iShares Family of Funds ...................................................   82

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. By the end of 2002, the fixed income iShares funds held $3.8 billion in assets and Business Week named them one of the best new products of the year.(1)

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds.(2) With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.ishares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew in 2002, reaching $31 billion as of December 31.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Garrett F. Bouton                        /s/ Lee Kranefuss

Garrett F. Bouton                            Lee Kranefuss
President and Chairman of the Board of       Vice President of the Board of
  Trustees for iShares Trust                   Trustees for iShares Trust

---------------------

(1) Business Week, 12/16/02.

(2) Morningstar Principia, BGI analysis 6/02.

SHAREHOLDER LETTER                                                             1
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Market Overview

U.S. Equity Markets

The three-year slide in equity markets has continued in 2003. Performance improved in the final quarter of 2002 but the looming threat of war in Iraq in 2003 saw many investors once more running for cover. The final onset on war on March 20 did initially trigger a strong rally in stocks. However, by period end, U.S. equities were trading lower again, down on the start of 2003 and nearly 25% down in the twelve months under review, based on the S&P 500 Index. Equities remain above the lows of last October but a fuller recovery may depend on how soon the war in Iraq can be fully resolved. A protracted struggle could undermine market confidence and retard economic recovery, adding to the prospect of a successive fourth year of decline in equity markets.

Undoubtedly, the war has been a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes, many of which may still play out. Not unreasonably, analogies often have been drawn between the present market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there remains a potential for global deflation and prolonged recession as policy makers struggle to find the right blend of monetary and fiscal policies in an environment where global productive capacity continues to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Investor confidence, understandably, has been badly shaken by these events and, in certain respects, industry too has become more inward looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment is down more than 10% in the last two years.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remain real concerns that the malaise in manufacturing could spread to the broader economy inducing a so-called "double-dip" recession. With war fears now overlaying this troublesome economic background, many investors have naturally sought the relative safety of bonds and cash.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bonds rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond values fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year into early January. By early March, bond prices had edged upward as the threat of war and the diminishing prospect of sustained economic recovery once more added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices fell and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, are substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the current perception of many is that inflation is not, and should not, become a concern in an environment where cost-cutting remains the norm and where producers still have difficulty passing on cost increases in final product prices.

MARKET OVERVIEW                                                                3

The other traditional concern for bond investors is the state of government finances. So far the prospect of increased bond supply on the back of an escalating federal budget deficit has done little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it is another restraining factor in a market that now offers only limited value.

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risk in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

The UK economy has fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market which has supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February, the lowest level for UK interest rates for 48 years. As elsewhere, UK equities fell with concerns over the pensions industry and the solvency of the insurance sector adding to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, the Nikkei Dow hitting a new 20-year low in March. After more than a decade, Japan remains in the grip of deflation. Consumer prices have fallen for three years in a row thus raising the real value of debt and, in turn, putting further pressure on the banking system.

4                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES S&P 500 INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
ISHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
S&P 500                    (24.80)% (24.78)% (24.76)% (15.89)% (15.94)% (15.84)% (39.25)% (39.35)% (39.14)%
S&P 500/BARRA Growth       (23.72)% (23.74)% (23.61)% (18.72)% (18.77)% (18.59)% (44.72)% (44.82)% (44.47)%
S&P 500/BARRA Value        (26.29)% (26.35)% (26.19)% (11.63)% (11.68)% (11.49)% (29.78)% (29.89)% (29.47)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/19/00, 05/26/00 and 05/26/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

   SECTOR BREAKOUT
    S&P 500 INDEX

Consumer Discretionary  13.76%
Consumer Staples         9.16%
Energy                   6.23%
Financials              19.88%
Health Care             15.62%
Industrials             11.31%
Information Technology  14.78%
Materials                2.71%
Telecomm Services        3.69%
Utilities                2.86%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P 500/BARRA GROWTH INDEX

Consumer Discretionary  12.46%
Consumer Staples        15.93%
Energy                   0.13%
Financials               5.47%
Health Care             27.77%
Industrials             12.54%
Information Technology  22.11%
Materials                0.75%
Telecomm Services        2.82%
Utilities                0.02%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P 500/BARRA VALUE INDEX

Consumer Discretionary  15.15%
Consumer Staples         1.92%
Energy                  12.74%
Financials              35.32%
Health Care              2.61%
Industrials              9.98%
Information Technology   6.95%
Materials                4.80%
Telecomm Services        4.62%
Utilities                5.91%

The IShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index. During the 12 months ended March 31, 2003 (the "reporting period"), the S&P 500 Index declined

6                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

24.76%. The iShares S&P 500/BARRA Growth Index Fund (the "Growth Fund") and the iShares S&P 500/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P 500 Index, as measured by the S&P 500/BARRA Growth Index and the S&P 500/BARRA Value Index, respectively. For the reporting period, the S&P 500 Growth Index declined 23.61%, while the S&P 500 Value Index declined 26.19%. For the reporting period, the iShares S&P 500 Index Fund declined 24.80%; the Growth Fund was down 23.72% and the Value Fund declined 26.29%.

Equity prices fell during the reporting period, driven down by weak economic data and geopolitical tension. GDP growth followed a seesaw pattern throughout the reporting period, never able to deliver two consecutively strong quarters. Manufacturing activity slowed and fewer jobs than generally expected were created in the U.S. economy. Ongoing geopolitical tension fueled negative investor sentiment. As the possibility of an invasion in Iraq became reality, the price of oil surged to nearly $40 per barrel. Toward the end of the reporting period, stock markets seemed to move in step with developments of the war, logging sharp gains at the signs of positive developments and retreating on reports of casualties. In spite of the brief rallies, equities generally drifted lower through the end of the reporting period.

The widespread decline in equities left no major industry group untouched. Within the S&P 500 Index (the "Index"), every sector posted double digit declines for the reporting period. Utilities stocks (2.86% of the Index as of March 31, 2003) fell 34.39%, telecommunications services (3.69% of the Index as of March 31, 2003) declined 33.25%, and information technology (14.78% of the Index as of March 31, 2003) lost 32.59%. Industrials (11.31% of the Index as of March 31, 2003) fell 29.09%. The best performing group was health care (15.62% of the Index as of March 31, 2003), which declined 17.49%.

In terms of individual holdings, all of the ten largest holdings in the Index also posted losses for the reporting period. American International Group (1.65% of the Index as of March 31, 2003) endured the steepest decline, falling 31.24%. General Electric (3.25% of the Index as of March 31, 2003) lost 29.94%, Citigroup (2.26% of the Index as of March 31, 2003) dropped 24.19%, and IBM (1.70% of the Index as of March 31, 2003) fell 24.00%. Pfizer (2.46% of the Index as of March 31, 2003) declined 20.30%. The best performer among the ten largest holdings was Merck & Co. (1.57% of the Index as of March 31, 2003) which declined a relatively muted 2.29%.

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                          iShares S&P 500 Index Funds
                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                 iShares S&P 500        iShares S&P 500/           iShares S&P 500/       S&P 500                S&P 500/
                   Index Fund        BARRA Growth Index Fund     BARRA Value Index Fund    Index            BARRA Growth Index
                     $10,000                  $10,000                $10,000              $10,000                 $10,000
                     $10,028                  $11,052                 $9,659              $10,030                 $11,054
                      $9,872                  $10,557                 $9,851               $9,873                 $10,563
                     $10,483                  $11,165                $10,509              $10,486                 $11,174
Sep-2000              $9,930                  $10,076                $10,504               $9,933                 $10,084
                      $9,888                   $9,813                $10,699               $9,891                  $9,821
                      $9,109                   $8,770                $10,152               $9,112                  $8,777
                      $9,152                   $8,388                $10,672               $9,156                  $8,397
                      $9,476                   $8,625                $11,120               $9,481                  $8,637
                      $8,612                   $7,611                $10,382               $8,617                  $7,622
Mar-2001              $8,068                   $6,925                 $9,973               $8,070                  $6,935
                      $8,693                   $7,542                $10,648               $8,697                  $7,555
                      $8,751                   $7,559                $10,757               $8,756                  $7,573
                      $8,537                   $7,456                $10,407               $8,543                  $7,470
                      $8,452                   $7,435                $10,225               $8,459                  $7,451
                      $7,923                   $6,935                 $9,635               $7,930                  $6,951
Sep-2001              $7,284                   $6,469                 $8,718               $7,289                  $6,484
                      $7,421                   $6,706                 $8,717               $7,428                  $6,723
                      $7,989                   $7,299                 $9,268               $7,998                  $7,319
                      $8,058                   $7,308                 $9,408               $8,068                  $7,330
                      $7,940                   $7,296                 $9,149               $7,950                  $7,319
                      $7,787                   $7,079                 $9,066               $7,797                  $7,103
Mar-2002              $8,078                   $7,247                 $9,526               $8,090                  $7,272
                      $7,588                   $6,727                 $9,049               $7,600                  $6,751
                      $7,532                   $6,596                 $9,084               $7,544                  $6,620
                      $6,995                   $6,066                 $8,510               $7,007                  $6,089
                      $6,450                   $5,775                 $7,591               $6,461                  $5,797
                      $6,492                   $5,811                 $7,641               $6,503                  $5,834
Sep-2002              $5,787                   $5,209                 $6,770               $5,796                  $5,230
                      $6,296                   $5,689                 $7,330               $6,307                  $5,714
                      $6,664                   $5,963                 $7,843               $6,678                  $5,991
                      $6,273                   $5,575                 $7,434               $6,286                  $5,601
                      $6,108                   $5,435                 $7,229               $6,121                  $5,461
                      $6,016                   $5,419                 $7,032               $6,029                  $5,445
Mar-2003              $6,074                   $5,528                 $7,022               $6,088                  $5,555
                        S&P 500/
                 BARRA Value Index
                        $10,000
                         $9,659
                         $9,852
                        $10,513
Sep-2000                $10,510
                        $10,707
                        $10,159
                        $10,682
                        $11,133
                        $10,395
Mar-2001                 $9,984
                        $10,661
                        $10,773
                        $10,424
                        $10,244
                         $9,651
Sep-2001                 $8,735
                         $8,735
                         $9,289
                         $9,430
                         $9,172
                         $9,090
Mar-2002                 $9,556
                         $9,077
                         $9,113
                         $8,538
                         $7,615
                         $7,668
Sep-2002                 $6,791
                         $7,356
                         $7,872
                         $7,463
                         $7,258
                         $7,061
Mar-2003                 $7,052

Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                               7

Managers' Discussion & Analysis

iSHARES S&P MIDCAP 400 INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
ISHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
S&P MidCap 400             (23.59)% (23.79)% (23.45)%  (3.33)%  (3.40)%  (3.17)%  (9.22)%  (9.42)%  (8.80)%
S&P MidCap 400/BARRA
  Growth                   (24.45)% (24.51)% (24.22)% (14.48)% (14.51)% (14.24)% (34.31)% (34.38)% (33.75)%
S&P MidCap 400/BARRA
  Value                    (23.13)% (23.14)% (22.97)%   2.69%    2.66%    2.91%    7.38%    7.30%    8.00%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout

                              S&P MIDCAP 400 INDEX

Consumer Discretionary  16.72%
Consumer Staples         4.75%
Energy                   8.08%
Financials              19.69%
Health Care             13.85%
Industrials             13.28%
Information Technology  11.62%
Materials                4.48%
Telecomm Services        0.58%
Utilities                6.95%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P MIDCAP 400/BARRA GROWTH INDEX

Consumer Discretionary  21.09%
Consumer Staples         4.77%
Energy                   6.99%
Financials              11.50%
Health Care             23.48%
Industrials             14.82%
Information Technology  12.87%
Materials                2.61%
Telecomm Services        0.26%
Utilities                1.61%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P MIDCAP 400/BARRA VALUE INDEX

Consumer Discretionary  12.47%
Consumer Staples         4.73%
Energy                   9.14%
Financials              27.64%
Health Care              4.51%
Industrials             11.78%
Information Technology  10.40%
Materials                6.30%
Telecomm Services        0.89%
Utilities               12.14%

The ISHARES S&P MIDCAP 400 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index. During the 12 months ended March 31, 2003 (the "reporting period"), the Index

8                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
declined 23.45%. The iShares S&P MidCap 400/BARRA Growth Index Fund (the "Growth Fund") and the iShares S&P MidCap 400/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P MidCap 400 Index, as measured by the S&P MidCap 400/BARRA Growth Index and the S&P MidCap 400/BARRA Value Index, respectively. For the reporting period, the S&P MidCap 400/BARRA Growth Index declined 24.22%, while the S&P MidCap 400/BARRA Value Index declined 22.97%. For the reporting period, the iShares S&P MidCap 400 Index Fund declined 23.59%; the Growth Fund was down 24.45% and the Value Fund declined 23.13%.

Equity markets continued to face downward pressure during the reporting period. Weak economic figures contributed to the decline: alternating strong and tepid quarterly GDP growth rates failed to demonstrate signs of sustained growth. Manufacturing activity slowed, the economy created fewer jobs than had generally been anticipated, and the dollar continued to slide against major foreign currencies. Corporate earnings warnings also contributed to investor wariness. Continued geopolitical tension heightened, culminating with the invasion of Iraq in mid-March. To a large extent, the expectation of war drove markets lower during the final three months of the reporting period. Despite brief but substantial upward spikes surrounding the actual onset of war in mid-March, stocks overall trended lower through the end of the reporting period.

No industry sector within the S&P MidCap 400 Index (the "Index") managed to avoid the broad stock market decline for the reporting period. Although all sectors sustained losses, technology-related groups endured the brunt of the declines. Information technology (11.62% of the Index as of March 31, 2003) and telecommunications services (0.58% of the Index as of March 31, 2003) fell 44.15% and 48.38%, respectively. Materials (4.48% of the Index as of March 31) slid 27.91%, industrials (13.28% of the Index as of March 31) declined 24.53%, and consumer discretionary stocks (16.72% of the Index) lost 21.60%.

The Index's ten largest holdings delivered mixed results for the reporting period. Mylan Laboratories (0.78% of the Index as of March 31, 2003) gained 47.15%, and Gilead Sciences, the largest holding at 1.22% of the Index, returned 16.67%. Washington Post (0.96% of the Index as of March 31, 2003) climbed 13.22%. On the negative side, IDEC Pharmaceuticals (0.78% of the Index as of March 31, 2003) fell 46.78%. Affiliated Computer Services (0.87% of the Index as of March 31, 2003) declined 21.15%, and Weatherford International (0.73% of the Index as of March 31, 2003) lost 20.70%.

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                       iShares S&P Midcap 400 Index Funds

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                 iShares               iShares               iShares                               S&P               S&P
               S&P MidCap       S&P MidCap 400/Barra  S&P MidCap 400/BARRA    S&P MidCap    MidCap 400/BARRA   MidCap 400/BARRA
             400 Index Fund      Growth Index Fund      Value Index Fund      400 Index      Growth Index       Value Index
                 $10,000                                                       $10,000
                 $10,418                                                       $10,416
                 $10,576               $10,000               $10,000           $10,580           $10,000           $10,000
                 $11,752               $11,033               $10,727           $11,762           $11,042           $10,730
Sep-2000         $11,671               $10,758               $10,883           $11,682           $10,769           $10,889
                 $11,280               $10,169               $10,777           $11,286           $10,184           $10,785
                 $10,422                $8,725               $10,790           $10,434            $8,740           $10,799
                 $11,216                $9,161               $11,889           $11,232            $9,183           $11,903
                 $11,464                $9,160               $12,414           $11,483            $9,183           $12,434
                 $10,808                $8,405               $12,000           $10,827            $8,429           $12,022
Mar-2001         $10,004                $7,492               $11,471           $10,023            $7,516           $11,493
                 $11,107                $8,506               $12,508           $11,128            $8,533           $12,534
                 $11,367                $8,736               $12,760           $11,388            $8,767           $12,782
                 $11,319                $8,651               $12,780           $11,342            $8,685           $12,802
                 $11,149                $8,391               $12,777           $11,173            $8,427           $12,803
                 $10,782                $8,007               $12,515           $10,808            $8,043           $12,544
Sep-2001          $9,441                $6,902               $11,111            $9,463            $6,934           $11,136
                  $9,859                $7,429               $11,289            $9,881            $7,466           $11,311
                 $10,590                $8,088               $11,971           $10,617            $8,130           $11,999
                 $11,141                $8,408               $12,727           $11,165            $8,451           $12,755
                 $11,077                $8,318               $12,714           $11,107            $8,364           $12,752
                 $11,089                $8,134               $13,013           $11,121            $8,180           $13,054
Mar-2002         $11,880                $8,692               $13,972           $11,916            $8,743           $14,020
                 $11,823                $8,466               $14,180           $11,860            $8,517           $14,231
                 $11,622                $8,326               $13,931           $11,659            $8,378           $13,983
                 $10,768                $7,554               $13,146           $10,806            $7,606           $13,197
                  $9,725                $6,874               $11,781            $9,759            $6,923           $11,829
                  $9,772                $6,880               $11,881            $9,808            $6,931           $11,933
Sep-2002          $8,984                $6,450               $10,713            $9,017            $6,499           $10,759
                  $9,371                $6,750               $11,139            $9,408            $6,801           $11,189
                  $9,912                $7,098               $11,850            $9,952            $7,155           $11,907
                  $9,502                $6,776               $11,408            $9,543            $6,831           $11,465
                  $9,224                $6,615               $11,011            $9,265            $6,670           $11,069
                  $9,003                $6,438               $10,777            $9,044            $6,493           $10,835
Mar-2003          $9,077                $6,568               $10,740            $9,120            $6,626           $10,801

Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                                9

Managers' Discussion & Analysis

iSHARES S&P SMALLCAP 600 INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
ISHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
S&P SmallCap 600           (24.91)% (24.85)% (24.81)%  (1.39)%  (1.40)%  (1.25)%  (3.94)%  (3.95)%  (3.52)%
S&P SmallCap 600/BARRA
  Growth                   (21.39)% (21.30)% (21.21)%  (9.73)%  (9.75)%  (9.52)% (24.06)% (24.11)% (23.52)%
S&P SmallCap 600/BARRA
  Value                    (28.75)% (29.00)% (28.60)%   0.04%    0.00%    0.29%    0.10%    0.01%    0.77%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                                Sector Breakout
                             S&P SMALLCAP 600 INDEX

Consumer Discretionary  19.16%
Consumer Staples         3.87%
Energy                   6.10%
Financials              14.51%
Health Care             12.66%
Industrials             19.61%
Information Technology  14.85%
Materials                4.68%
Telecomm Services        0.24%
Utilities                4.32%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P SMALLCAP 600/BARRA GROWTH INDEX

Consumer Discretionary  19.76%
Consumer Staples         3.85%
Energy                   5.56%
Financials              10.69%
Health Care             20.29%
Industrials             19.30%
Information Technology  16.09%
Materials                2.79%
Telecomm Services        0.19%
Utilities                1.48%

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

S&P SMALLCAP 600/BARRA VALUE INDEX

Consumer Discretionary  18.59%
Consumer Staples         3.88%
Energy                   6.61%
Financials              18.18%
Health Care              5.33%
Industrials             19.91%
Information Technology  13.65%
Materials                6.50%
Telecomm Services        0.30%
Utilities                7.05%

The iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index. During the 12 months ended March 31, 2003 (the "reporting period"), the Index

10                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
declined 24.81%. The iShares S&P SmallCap 600/BARRA Growth Index Fund (the "Growth Fund") and the iShares S&P SmallCap 600/BARRA Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the S&P SmallCap 600 Index, as measured by the S&P SmallCap 600/BARRA Growth Index and the S&P SmallCap 600/BARRA Value Index, respectively. For the reporting period, the S&P SmallCap 600/BARRA Growth Index declined 21.21%, while the S&P SmallCap 600/BARRA Value Index declined 28.60%. For the reporting period, the iShares S&P SmallCap 600 Index Fund declined 24.91%; the Growth Fund was down 21.39% and the Value Fund declined 28.75%.

Market-weary investors found no relief during the reporting period. Weak economic indicators continued to cloud the outlook for recovery: despite a robust first quarter 2002 GDP growth rate of 6.1%, second quarter growth was reported at a sluggish 1.3%. Similarly, although third quarter GDP growth was a strong 4.0%, fourth quarter growth was a disappointing 0.70%. The labor market remained soft, housing starts declined, and the U.S. dollar continued weakening. Growing investor skepticism about corporate leadership continued, as did earnings warnings. Increasingly, geopolitical tensions weighed heavily on the markets. The possibility of war with Iraq drove the price of oil to nearly $40 per barrel and drove equity prices lower. Once the war had begun, markets moved in tandem with the progress of the war, enjoying brief rallies but generally drifting lower through the end of the reporting period.

Within the S&P SmallCap 600 Index (the "Index"), every sector suffered a decline for the reporting period. As in previous reporting periods, technology-related shares were the hardest hit. Information technology (14.85% of the Index as of March 31, 2003) dropped 39.63%, and telecommunications services (0.24% of the Index as of March 31, 2003) fell 42.26%. Materials (4.68% of the Index as of March 31, 2003) declined 35.81%, industrials (19.61% of the Index as of March 31, 2003) declined 29.68%, consumer discretionary (19.16% of the Index as of March 31, 2003) fell 23.61%, and consumer staples (3.87% of the Index as of March 31) fell 23.15%.

In terms of individual holdings, performance was mixed for the reporting period. The best performing stock among the Index's ten largest holdings was Mid Atlantic Medical Services (0.65% of the Index as of March 31, 2003), which returned 42.28% for the period. Zebra Technologies (0.67% of the Index as of March 31, 2003) gained 19.06%, and Harman International (0.63% of the Index as of March 31, 2003) grew 18.90%. On the negative side, Cephalon (0.74% of the Index as of March 31, 2003), declined 36.60%, and Alliant Techsystems (0.69% of the Index as of March 31, 2003) fell 20.57%.

         [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                      iShares S&P SmallCap 600 Index Funds

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                                            iShares S&P        iShares S&P           S&P SmallCap         S&P SmallCap
                         iShares S&P         SmallCap           600/BARRA             600/BARRA            600/BARRA
                SmallCap 600 Index Fund  Growth Index Fund  Value Index Fund     SmallCap 600 Index      Growth Index
                          $10,000                                                     $10,000
                          $10,762                                                     $10,765             $10,000
                          $10,493             $10,000             $10,000             $10,501              $9,555
                          $11,421             $10,696             $10,590             $11,431             $10,706
Sep-2000                  $11,108             $10,124             $10,566             $11,120             $10,137
                          $11,184             $10,203             $10,627             $11,190             $10,216
                          $10,019              $8,669              $9,925             $10,026              $8,683
                          $11,250              $9,461             $11,321             $11,261              $9,481
                          $11,733              $9,467             $12,218             $11,744              $9,489
                          $11,015              $8,662             $11,700             $11,027              $8,683
Mar-2001                  $10,508              $8,214             $11,213             $10,521              $8,235
                          $11,304              $9,005             $11,888             $11,323              $9,033
                          $11,520              $9,105             $12,187             $11,539              $9,136
                          $11,930              $9,378             $12,640             $11,962              $9,430
                          $11,739              $9,163             $12,524             $11,762              $9,201
                          $11,469              $8,886             $12,322             $11,494              $8,927
Sep-2001                   $9,919              $7,758             $10,551              $9,940              $7,794
                          $10,445              $8,238             $11,014             $10,469              $8,268
                          $11,208              $8,779             $11,892             $11,236              $8,814
                          $11,964              $9,331             $12,748             $11,997              $9,368
                          $12,068              $9,316             $12,983             $12,101              $9,355
                          $11,860              $9,027             $12,928             $11,893              $9,066
Mar-2002                  $12,794              $9,660             $14,048             $12,832              $9,704
                          $13,154              $9,798             $14,621             $13,195              $9,844
                          $12,608              $9,350             $14,064             $12,649              $9,395
                          $11,955              $8,791             $13,430             $11,995              $8,836
                          $10,266              $7,739             $11,245             $10,300              $7,779
                          $10,363              $7,891             $11,230             $10,398              $7,935
Sep-2002                   $9,728              $7,500             $10,403              $9,762              $7,543
                          $10,037              $7,824             $10,609             $10,074              $7,870
                          $10,558              $8,215             $11,179             $10,599              $8,265
                          $10,201              $7,880             $10,881             $10,242              $7,930
                           $9,849              $7,662             $10,430              $9,889              $7,713
                           $9,532              $7,453             $10,043              $9,573              $7,504
Mar-2003                   $9,607              $7,594             $10,010              $9,649              $7,647

                        S&P
                SmallCap 600/BARRA
                   Value Index

                     $10,000
                     $10,005
                     $10,589
Sep-2000             $10,568
                     $10,620
                      $9,918
                     $11,318
                     $12,214
                     $11,699
Mar-2001             $11,214
                     $11,889
                     $12,192
                     $12,657
                     $12,538
                     $12,337
Sep-2001             $10,571
                     $11,054
                     $11,939
                     $12,801
                     $13,040
                     $12,984
Mar-2002             $14,112
                     $14,689
                     $14,133
                     $13,501
                     $11,306
                     $11,291
Sep-2002             $10,460
                     $10,670
                     $11,246
                     $10,948
                     $10,496
                     $10,108
Mar-2003             $10,077

Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                              11

Schedule of Investments

iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
COMMON STOCKS - 99.90%
Microsoft Corp.                           6,400,766  $  154,962,545
General Electric Co.                      5,951,992     151,775,796
Exxon Mobil Corp.                         4,024,778     140,665,991
Wal-Mart Stores Inc.                      2,640,147     137,366,848
Pfizer Inc.                               3,685,918     114,853,205
Citigroup Inc.                            3,074,949     105,931,993
Johnson & Johnson                         1,776,912     102,829,897
International Business Machines Corp.     1,011,007      79,293,279
American International Group Inc.         1,560,474      77,165,439
Merck & Co. Inc.                          1,343,324      73,587,289
Procter & Gamble Co.                        773,454      68,876,079
Intel Corp.                               3,963,240      64,521,547
Bank of America Corp.                       898,790      60,075,124
Coca-Cola Co. (The)                       1,483,133      60,037,224
Verizon Communications Inc.               1,636,685      57,856,815
Cisco Systems Inc.(1)                     4,254,762      55,226,811
Wells Fargo & Company                     1,012,283      45,542,612
Amgen Inc.(1)                               770,079      44,318,046
Dell Computer Corp.(1)                    1,543,228      42,145,557
PepsiCo Inc.                              1,033,367      41,334,680
ChevronTexaco Corp.                         639,125      41,319,431
SBC Communications Inc.                   1,986,628      39,851,758
Comcast Corp. Class A(1)                  1,380,995      39,482,647
Fannie Mae                                  595,366      38,907,168
Viacom Inc. Class B(1)                    1,053,759      38,483,279
Lilly (Eli) and Co.                         672,185      38,415,373
United Parcel Service Inc. Class B          672,475      38,331,075
Altria Group Inc.                         1,237,758      37,083,230
Abbott Laboratories                         935,534      35,185,434
Oracle Corp.(1)                           3,152,996      34,206,854
Home Depot Inc.                           1,391,737      33,902,713
Pharmacia Corp.                             773,691      33,500,820
Medtronic Inc.                              729,782      32,927,764
3M Co.                                      233,513      30,363,695
Wyeth                                       793,346      30,004,346
AOL Time Warner Inc.(1)                   2,675,147      29,052,096
Hewlett-Packard Co.                       1,826,738      28,405,776
JP Morgan Chase & Co.                     1,194,861      28,330,154
Wachovia Corp.                              814,127      27,737,307
American Express Co.                        786,624      26,139,516
Morgan Stanley                              648,357      24,864,491
Bristol-Myers Squibb Co.                  1,159,404      24,498,207
BellSouth Corp.                           1,113,880      24,137,780
Bank One Corp.                              695,360      24,073,363
Anheuser-Busch Companies Inc.               512,311      23,878,816
Du Pont (E.I.) de Nemours and Co.           595,401      23,137,283
Freddie Mac                                 416,443      22,113,123
U.S. Bancorp                              1,146,639      21,763,208
ConocoPhillips                              405,168      21,717,005
Walt Disney Co. (The)                     1,222,606      20,808,754
Washington Mutual Inc.                      566,735      19,988,743
Gillette Co. (The)                          623,667      19,296,257
Goldman Sachs Group Inc. (The)              281,896      19,191,480
Lowe's Companies Inc.                       467,536      19,084,820
Merrill Lynch & Co. Inc.                    517,322      18,313,199
Walgreen Co.                                613,619      18,089,488
Colgate-Palmolive Co.                       322,288      17,545,359
Fifth Third Bancorp                         345,933      17,345,081
QUALCOMM Inc.                               471,114      16,988,371
Texas Instruments Inc.                    1,036,385      16,965,622
UnitedHealth Group Inc.                     182,307      16,712,083
First Data Corp.                            450,372      16,668,268
United Technologies Corp.                   280,922      16,231,673
Target Corp.                                543,708      15,908,896
eBay Inc.(1)                                184,866      15,767,221
Schering-Plough Corp.                       877,731      15,649,944
Cardinal Health Inc.                        269,931      15,377,969
Tyco International Ltd.                   1,194,111      15,356,267
Dow Chemical Co. (The)                      545,615      15,064,430
FleetBoston Financial Corp.                 628,551      15,009,798
Kimberly-Clark Corp.                        308,058      14,004,317
Allstate Corp. (The)                        420,642      13,952,695
Marsh & McLennan Companies Inc.             321,664      13,712,536
Schlumberger Ltd.                           347,704      13,216,229
Lockheed Martin Corp.                       272,990      12,980,675
HCA Inc.                                    306,202      12,664,515
Boeing Co. (The)                            503,347      12,613,876
Clear Channel Communications Inc.(1)        367,015      12,449,149

12                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Applied Materials Inc.(1)                   988,487  $   12,435,166
Southern Co.                                425,745      12,108,188
Forest Laboratories Inc.(1)                 217,466      11,736,640
MBNA Corp.                                  765,414      11,519,481
Emerson Electric Co.                        251,187      11,391,330
Kohls Corp.(1)                              201,171      11,382,255
Motorola Inc.                             1,372,753      11,338,940
General Motors Corp.                        334,366      11,241,385
Gannett Co. Inc.                            159,471      11,231,543
Automatic Data Processing Inc.              359,246      11,061,184
MetLife Inc.                                418,403      11,037,471
McDonald's Corp.                            760,147      10,991,726
Honeywell International Inc.                510,669      10,907,890
AT&T Wireless Services Inc.(1)            1,623,219      10,713,245
Illinois Tool Works Inc.                    183,605      10,676,631
SLM Corp.                                    92,007      10,205,416
National City Corp.                         365,056      10,166,810
Dominion Resources Inc.                     183,209      10,144,282
Caterpillar Inc.                            206,142      10,142,186
General Mills Inc.                          220,326      10,035,849
Sysco Corp.                                 391,783       9,966,960
Boston Scientific Corp.(1)                  243,292       9,916,582
AFLAC Inc.                                  308,323       9,881,752
Prudential Financial Inc.                   337,732       9,878,661
FedEx Corp.                                 178,848       9,849,159
Alcoa Inc.                                  505,502       9,796,629
Exelon Corp.                                192,651       9,711,537
International Paper Co.                     285,993       9,666,563
EMC Corp.(1)                              1,313,577       9,497,162
Bank of New York Co. Inc. (The)             458,130       9,391,665
Northrop Grumman Corp.                      109,404       9,386,863
SunTrust Banks Inc.                         168,633       8,878,527
BB&T Corp.                                  281,358       8,843,082
Sara Lee Corp.                              467,692       8,745,840
Travelers Property Casualty Corp.
  Class B                                   603,100       8,509,741
Yahoo! Inc.(1)                              352,243       8,460,877
Carnival Corp.                              349,856       8,435,028
Union Pacific Corp.                         152,170       8,369,350
Lehman Brothers Holdings Inc.               144,837       8,364,337
Alltel Corp.                                186,283       8,338,027
Ford Motor Company                        1,100,934       8,279,024
Tribune Co.                                 182,900       8,232,329
Costco Wholesale Corp.(1)                   271,730       8,160,052
Stryker Corp.                               118,568       8,139,693
Nike Inc. Class B                           157,903       8,119,372
Avon Products Inc.                          140,708       8,027,391
Cendant Corp.(1)                            615,279       7,814,043
Duke Energy Corp.                           535,033       7,779,380
Progressive Corp. (The)                     129,807       7,698,853
Nextel Communications Inc. Class A(1)       574,056       7,686,610
Gap Inc. (The)                              526,945       7,635,433
Wrigley (William Jr.) Co.                   134,363       7,591,510
Waste Management Inc.                       355,467       7,528,791
Kellogg Co.                                 244,460       7,492,699
AT&T Corp.                                  459,584       7,445,261
Harley-Davidson Inc.                        181,262       7,197,914
PNC Financial Services Group                169,332       7,176,290
Maxim Integrated Products Inc.              192,911       6,967,945
Raytheon Co.                                243,684       6,913,315
WellPoint Health Networks Inc.(1)            89,346       6,857,306
Occidental Petroleum Corp.                  226,424       6,783,663
Anadarko Petroleum Corp.                    148,211       6,743,600
Guidant Corp.(1)                            184,069       6,663,298
Golden West Financial Corp.                  92,181       6,630,579
General Dynamics Corp.                      120,357       6,628,060
Southwest Airlines Co.                      461,528       6,627,542
Baxter International Inc.                   353,853       6,595,820
FPL Group Inc.                              109,649       6,461,616
ConAgra Foods Inc.                          320,218       6,429,977
McGraw-Hill Companies Inc. (The)            115,641       6,428,483
Entergy Corp.                               132,286       6,369,571
Newmont Mining Corp.                        241,217       6,307,825
State Street Corp.                          198,293       6,272,008
Sprint Corp. (FON Group)                    533,213       6,265,253
Weyerhaeuser Co.                            130,587       6,245,976
Equity Office Properties Trust              245,333       6,243,725
Sun Microsystems Inc.(1)                  1,907,234       6,217,583
Paychex Inc.                                224,146       6,157,291
Heinz (H.J.) Co.                            209,203       6,108,728
Bed Bath & Beyond Inc.(1)                   175,808       6,072,408

SCHEDULES OF INVESTMENTS                                                     13
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Omnicom Group Inc.                          112,094  $    6,072,132
Clorox Co.                                  131,080       6,051,964
Baker Hughes Inc.                           201,187       6,021,527
Analog Devices Inc.(1)                      217,996       5,994,890
Kroger Co.(1)                               455,846       5,994,375
Danaher Corp.                                90,720       5,965,747
Starbucks Corp.(1)                          231,453       5,962,229
Apache Corp.                                 95,994       5,926,688
Mattel Inc.                                 260,307       5,856,908
Schwab (Charles) Corp. (The)                807,658       5,831,291
Linear Technology Corp.                     187,730       5,795,225
KeyCorp                                     254,270       5,736,331
XL Capital Ltd. Class A                      81,015       5,734,242
Burlington Resources Inc.                   119,998       5,725,105
Zimmer Holdings Inc.(1)                     116,048       5,643,414
Deere & Co.                                 143,605       5,637,932
Air Products & Chemicals Inc.               135,444       5,611,445
FirstEnergy Corp.                           177,401       5,588,131
CVS Corp.                                   234,097       5,583,213
Anthem Inc.(1)                               84,155       5,575,269
Burlington Northern Santa Fe Corp.          223,900       5,575,110
Progress Energy Inc.                        142,371       5,573,825
TJX Companies Inc.                          314,669       5,538,174
Masco Corp.                                 295,808       5,507,945
Praxair Inc.                                 96,948       5,463,020
Mellon Financial Corp.                      256,733       5,458,144
Halliburton Co.                             260,075       5,391,355
Hartford Financial Services Group Inc.      152,039       5,365,456
American Electric Power Co. Inc.            232,217       5,306,158
SouthTrust Corp.                            206,749       5,278,302
Becton, Dickinson & Co.                     153,034       5,270,491
Allergan Inc.                                77,208       5,266,358
Principal Financial Group Inc.              191,417       5,195,057
Staples Inc.(1)                             282,659       5,181,139
Apollo Group Inc. Class A(1)                103,777       5,178,472
Best Buy Co. Inc.(1)                        191,575       5,166,778
St. Jude Medical Inc.(1)                    105,742       5,154,923
Eastman Kodak Co.                           173,922       5,148,091
Campbell Soup Co.                           244,511       5,134,731
Hershey Foods Corp.                          81,450       5,103,657
Franklin Resources Inc.                     154,980       5,100,392
Coca-Cola Enterprises Inc.                  269,971       5,045,758
Electronic Data Systems Corp.               286,309       5,039,038
Lexmark International Inc.(1)                75,148       5,031,159
Electronic Arts Inc.(1)                      85,477       5,012,371
Safeway Inc.(1)                             262,972       4,978,060
MedImmune Inc.(1)                           151,021       4,958,019
Consolidated Edison Inc.                    128,091       4,927,661
Public Service Enterprise Group Inc.        132,267       4,852,876
Hancock (John) Financial Services Inc.      173,026       4,806,662
Biomet Inc.                                 154,756       4,743,271
Tenet Healthcare Corp.(1)                   283,044       4,726,835
Xilinx Inc.(1)                              201,244       4,711,122
Computer Associates International Inc.      344,405       4,704,572
Genzyme Corp. - General Division(1)         128,013       4,666,074
Block (H & R) Inc.                          107,735       4,599,207
PPG Industries Inc.                         101,001       4,553,125
Intuit Inc.(1)                              122,287       4,549,076
Sears, Roebuck and Co.                      188,331       4,548,194
Chubb Corp.                                 102,406       4,538,634
Pitney Bowes Inc.                           142,091       4,535,545
ACE Ltd.                                    156,410       4,528,069
Newell Rubbermaid Inc.                      159,316       4,516,609
Devon Energy Corp.                           93,303       4,499,071
Marathon Oil Corp.                          185,638       4,449,743
Marriott International Inc. Class A         139,678       4,443,157
Aetna Inc.                                   89,945       4,434,288
Loews Corp.                                 110,973       4,421,164
Countrywide Financial Corp.                  76,029       4,371,667
McKesson Corp.                              174,573       4,352,105
Veritas Software Corp.(1)                   247,536       4,351,683
Yum! Brands Inc.(1)                         177,059       4,307,845
Norfolk Southern Corp.                      231,507       4,296,770
St. Paul Companies Inc.                     134,980       4,292,364
Regions Financial Corp.                     131,887       4,273,139
Adobe Systems Inc.                          138,009       4,254,817
Albertson's Inc.                            225,702       4,254,483

14                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
AmSouth Bancorp                             213,758  $    4,249,509
Chiron Corp.(1)                             112,604       4,222,650
Archer-Daniels-Midland Co.                  388,423       4,194,968
Corning Inc.(1)                             715,367       4,177,743
Moody's Corp.                                89,967       4,159,174
International Game Technology Inc.(1)        50,739       4,155,524
KLA-Tencor Corp.(1)                         114,286       4,107,667
Unocal Corp.                                153,444       4,037,112
AutoZone Inc.(1)                             58,691       4,032,659
Northern Trust Corp.                        132,135       4,023,511
Limited Brands Inc.                         310,657       3,998,156
Capital One Financial Corp.                 132,078       3,963,661
Comerica Inc.                               104,266       3,949,596
Simon Property Group Inc.                   110,156       3,946,889
Rohm & Haas Co.                             131,829       3,925,868
New York Times Co. Class A                   90,338       3,898,085
Ingersoll-Rand Co. Class A                  100,905       3,893,924
Transocean Inc.                             190,314       3,891,921
Bear Stearns Companies Inc. (The)            59,257       3,887,259
Equity Residential                          161,148       3,878,832
DTE Energy Co.                               99,878       3,860,285
Avery Dennison Corp.                         65,707       3,855,030
Xerox Corp.(1)                              442,437       3,849,202
Johnson Controls Inc.                        52,998       3,839,175
Fortune Brands Inc.                          89,426       3,833,693
CIGNA Corp.                                  83,551       3,819,952
Ecolab Inc.                                  77,261       3,811,285
AON Corp.                                   184,047       3,806,092
Quest Diagnostics Inc.(1)                    62,929       3,756,232
Charter One Financial Inc.                  134,460       3,719,164
Ameren Corp.                                 94,947       3,707,680
CSX Corp.                                   129,111       3,682,246
Agilent Technologies Inc.(1)                277,687       3,651,584
Computer Sciences Corp.(1)                  111,633       3,633,654
Fiserv Inc.(1)                              114,856       3,615,667
SunGard Data Systems Inc.(1)                168,869       3,596,910
Qwest Communications International
  Inc.(1)                                 1,009,246       3,522,269
PACCAR Inc.                                  69,293       3,483,359
PPL Corp.                                    97,715       3,479,631
Symantec Corp.(1)                            88,283       3,458,928
AmerisourceBergen Corp.                      65,801       3,454,552
Nabors Industries Ltd.(1)                    86,253       3,438,907
Lucent Technologies Inc.(1)               2,333,982       3,430,954
May Department Stores Co. (The)             171,754       3,416,187
TXU Corp.                                   191,377       3,416,079
Cincinnati Financial Corp.                   96,599       3,387,727
Cinergy Corp.                               100,224       3,372,538
Univision Communications Inc. Class A(1)    136,564       3,347,184
MBIA Inc.                                    86,268       3,333,396
Cintas Corp.                                101,296       3,332,638
Marshall & Ilsley Corp.                     129,777       3,317,100
PG&E Corp.(1)                               245,282       3,299,043
Jefferson-Pilot Corp.                        85,388       3,285,730
Kinder Morgan Inc.                           72,826       3,277,170
Synovus Financial Corp.                     181,835       3,253,028
BJ Services Co.(1)                           93,660       3,220,967
Family Dollar Stores Inc.                   103,526       3,196,883
Ambac Financial Group Inc.                   63,186       3,192,157
Genuine Parts Co.                           104,511       3,188,631
Federated Department Stores Inc.(1)         113,619       3,183,604
Penney (J.C.) Co. Inc. (Holding Co.)        159,798       3,138,433
Union Planters Corp.                        119,141       3,132,217
Altera Corp.(1)                             227,702       3,083,085
Sempra Energy                               122,421       3,055,628
Xcel Energy Inc.                            237,861       3,046,999
Pepsi Bottling Group Inc.                   169,496       3,039,063
KeySpan Corp.                                94,186       3,037,498
Apple Computer Inc.(1)                      214,534       3,033,511
First Tennessee National Corp.               75,722       3,006,921
Micron Technology Inc.(1)                   365,706       2,976,847
American Standard Companies Inc.(1)          43,012       2,957,935
Lincoln National Corp.                      105,279       2,947,812
Eaton Corp.                                  42,082       2,943,636
Dover Corp.                                 121,185       2,935,101
ITT Industries Inc.                          54,837       2,928,844
North Fork Bancorp Inc.                      97,775       2,879,474
Concord EFS Inc.(1)                         305,859       2,875,075
SAFECO Corp.                                 82,087       2,870,582

SCHEDULES OF INVESTMENTS                                                      15
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
PeopleSoft Inc.(1)                          186,719   $   2,856,801
Knight Ridder Inc.                           48,726       2,850,471
Starwood Hotels & Resorts Worldwide Inc.    119,126       2,834,008
UST Inc.                                    101,217       2,793,589
Brown-Forman Corp. Class B                   36,160       2,780,704
EOG Resources Inc.                           69,455       2,747,640
Parker Hannifin Corp.                        70,489       2,730,744
Constellation Energy Group Inc.              98,227       2,723,835
MeadWestvaco Corp.                          119,350       2,718,793
NiSource Inc.                               148,578       2,704,120
Health Management Associates Inc.
 Class A                                    142,083       2,699,577
Edison International(1)                     194,642       2,664,649
Biogen Inc.(1)                               88,474       2,650,681
Hilton Hotels Corp.                         224,690       2,608,651
Huntington Bancshares Inc.                  139,922       2,601,150
Sprint Corp. (PCS Group)(1)                 595,388       2,595,892
Monsanto Co.                                156,191       2,561,532
Torchmark Corp.                              71,113       2,545,845
Noble Corp.(1)                               80,215       2,520,355
Molex Inc.                                  115,713       2,485,515
Novellus Systems Inc.(1)                     90,143       2,458,200
VF Corp.                                     65,172       2,452,422
Kerr-McGee Corp.                             60,117       2,441,351
Dollar General Corp.                        199,168       2,431,841
JDS Uniphase Corp.(1)                       837,486       2,386,835
Plum Creek Timber Co. Inc.                  110,398       2,383,493
Grainger (W.W.) Inc.                         55,429       2,377,904
Harrah's Entertainment Inc.(1)               66,518       2,374,693
Sherwin-Williams Co. (The)                   89,640       2,369,185
Amerada Hess Corp.                           53,246       2,356,668
Zions Bancorporation                         54,883       2,347,895
MGIC Investment Corp.                        59,617       2,341,160
CenturyTel Inc.                              84,750       2,339,100
Siebel Systems Inc.(1)                      291,475       2,334,715
IMS Health Inc.                             147,454       2,301,757
Rockwell Automation Inc.                    111,053       2,298,797
Delphi Corp.                                334,581       2,285,188
RadioShack Corp.                            102,267       2,279,531
Textron Inc.                                 82,366       2,261,770
Network Appliance Inc.(1)                   201,036       2,249,593
AutoNation Inc.(1)                          171,986       2,192,821
Office Depot Inc.(1)                        184,780       2,185,947
Tiffany & Co.                                87,010       2,175,250
El Paso Corp.                               355,141       2,148,603
Leggett & Platt Inc.                        116,918       2,137,261
Interpublic Group of Companies Inc.         229,268       2,132,192
Jones Apparel Group Inc.(1)                  77,019       2,112,631
BMC Software Inc.(1)                        139,850       2,110,336
QLogic Corp.(1)                              55,839       2,073,860
Apartment Investment & Management Co.
  Class A                                    56,658       2,066,884
Jabil Circuit Inc.(1)                       117,973       2,064,527
Georgia-Pacific Corp.                       148,202       2,060,008
Broadcom Corp. Class A(1)                   163,716       2,021,893
Applera Corp. - Applied Biosystems Group    126,892       2,008,700
Rockwell Collins Inc.                       109,298       2,007,804
McCormick & Co. Inc.                         82,875       2,000,603
Sealed Air Corp.(1)                          49,853       2,000,601
Centex Corp.                                 36,739       1,997,132
Whirlpool Corp.                              40,704       1,995,717
Cooper Industries Ltd.                       55,760       1,991,190
T. Rowe Price Group Inc.                     72,945       1,978,195
Liz Claiborne Inc.                           63,772       1,971,830
Bard (C.R.) Inc.                             30,920       1,949,815
Pactiv Corp.(1)                              94,631       1,921,009
Wendy's International Inc.                   69,107       1,901,134
Sigma-Aldrich Corp.                          42,528       1,892,071
Ball Corp.                                   33,948       1,890,904
National Semiconductor Corp.(1)             107,944       1,839,366
Watson Pharmaceuticals Inc.(1)               63,815       1,835,958
Vulcan Materials Co.                         60,657       1,833,661
Pulte Homes Inc.                             36,470       1,828,971
Darden Restaurants Inc.                     102,147       1,823,324
Thermo Electron Corp.(1)                     99,220       1,795,882
Unisys Corp.(1)                             192,899       1,786,245
Nucor Corp.                                  46,578       1,777,882
Pinnacle West Capital Corp.                  53,480       1,777,675

16                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
International Flavors & Fragrances Inc.      56,554  $    1,758,264
Dow Jones & Co. Inc.                         48,906       1,733,229
King Pharmaceuticals Inc.(1)                145,277       1,733,155
Phelps Dodge Corp.(1)                        53,054       1,723,194
Equifax Inc.                                 85,731       1,713,763
Alberto-Culver Co. Class B                   34,562       1,703,215
Citizens Communications Co.(1)              168,369       1,680,323
American Power Conversion Corp.(1)          116,902       1,664,684
Sunoco Inc.                                  45,446       1,661,960
Waters Corp.(1)                              78,348       1,657,844
Engelhard Corp.                              76,724       1,643,428
Black & Decker Corp.                         46,993       1,638,176
R.J. Reynolds Tobacco Holdings Inc.          50,701       1,635,614
Fluor Corp.                                  48,202       1,623,443
Janus Capital Group Inc.                    132,867       1,513,355
Deluxe Corp.                                 37,503       1,504,995
Mercury Interactive Corp.(1)                 50,242       1,491,183
Solectron Corp.(1)                          491,129       1,483,210
Freeport-McMoRan Copper & Gold Inc.(1)       86,330       1,471,926
Pall Corp.                                   73,327       1,466,540
Hasbro Inc.                                 103,272       1,434,448
Tellabs Inc.(1)                             245,650       1,422,314
Williams Companies Inc.                     308,013       1,410,700
UNUMProvident Corp.                         143,933       1,410,543
Robert Half International Inc.(1)           104,902       1,396,246
Citrix Systems Inc.(1)                      105,250       1,385,090
Sabre Holdings Corp.(1)                      86,578       1,377,456
Convergys Corp.(1)                          103,379       1,364,603
Eastman Chemical Co.                         46,194       1,339,164
Bemis Co.                                    31,675       1,332,250
Nordstrom Inc.                               80,619       1,306,028
KB Home                                      28,304       1,286,417
Scientific-Atlanta Inc.                      93,438       1,283,838
CenterPoint Energy Inc.                     181,448       1,279,208
Teradyne Inc.(1)                            109,132       1,270,296
Sanmina-SCI Corp.(1)                        312,621       1,262,989
Advanced Micro Devices Inc.(1)              204,123       1,261,480
Comverse Technology Inc.(1)                 111,339       1,259,244
Stanley Works (The)                          52,123       1,250,431
SUPERVALU Inc.                               79,944       1,239,132
Donnelley (R.R.) & Sons Co.                  67,524       1,237,040
Ashland Inc.                                 41,483       1,230,801
NVIDIA Corp.(1)                              95,758       1,230,490
Temple-Inland Inc.                           31,943       1,194,668
Symbol Technologies Inc.                    136,754       1,177,452
Reebok International Ltd.(1)                 35,536       1,167,358
AES Corp. (The)(1)                          321,554       1,164,025
Manor Care Inc.(1)                           59,149       1,137,435
Meredith Corp.                               29,664       1,132,572
Providian Financial Corp.(1)                172,052       1,128,661
CIENA Corp.(1)                              256,983       1,123,016
Winn-Dixie Stores Inc.                       83,841       1,108,378
Rowan Companies Inc.                         56,056       1,102,061
TECO Energy Inc.                            103,331       1,098,409
NCR Corp.(1)                                 58,623       1,075,146
Toys R Us Inc.(1)                           126,642       1,059,994
Bausch & Lomb Inc.                           32,123       1,056,525
Coors (Adolf) Company Class B                21,688       1,051,868
Autodesk Inc.                                68,396       1,043,723
Navistar International Corp.(1)              41,682       1,025,794
Brunswick Corp.                              53,740       1,021,060
Goodrich (B.F.) Co.                          71,689       1,007,947
LSI Logic Corp.(1)                          221,753       1,002,324
ADC Telecommunications Inc.(1)              473,599         975,614
Humana Inc.(1)                              101,108         970,637
Millipore Corp.(1)                           28,757         940,354
Allied Waste Industries Inc.(1)             117,653         940,047
Tektronix Inc.(1)                            53,156         911,625
Maytag Corp.                                 46,438         883,715
Snap-On Inc.                                 34,899         864,099
Quintiles Transnational Corp.(1)             70,662         859,250
Big Lots Inc.(1)                             69,171         778,174
Boise Cascade Corp.                          34,858         761,647
Ryder System Inc.                            37,111         761,147
Compuware Corp.(1)                          223,923         759,099
Peoples Energy Corp.                         21,090         754,389
Calpine Corp.(1)                            223,340         737,022
Nicor Inc.                                   26,360         720,155
TMP Worldwide Inc.(1)                        66,465         713,169

SCHEDULES OF INVESTMENTS                                                      17
iSHARES S&P 500 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
PerkinElmer Inc.                             74,954  $      666,341
Great Lakes Chemical Corp.                   29,827         662,159
Delta Air Lines Inc.                         73,548         654,577
Circuit City Stores Inc.                    125,296         651,539
Dillards Inc. Class A                        50,380         650,910
Dana Corp.                                   88,815         627,034
Crane Co.                                    35,491         618,253
Worthington Industries Inc.                  50,950         607,834
Cummins Inc.                                 24,593         604,988
United States Steel Corp.                    60,622         595,914
PMC-Sierra Inc.(1)                           99,125         589,794
Applied Micro Circuits Corp.(1)             179,151         584,032
Hercules Inc.(1)                             65,003         565,526
Dynegy Inc. Class A                         216,525         565,130
Cooper Tire & Rubber Co.                     43,708         533,238
Goodyear Tire & Rubber Co. (The)            101,621         525,381
American Greetings Corp. Class A(1)          38,951         510,258
Louisiana-Pacific Corp.(1)                   62,441         495,157
Thomas & Betts Corp.(1)                      34,913         495,066
Tupperware Corp.                             34,894         482,235
Allegheny Energy Inc.                        74,836         464,732
Novell Inc.(1)                              216,135         464,690
Visteon Corp.                                78,062         463,688
Gateway Inc.(1)                             193,043         455,581
Avaya Inc.(1)                               215,557         439,736
Mirant Corp.(1)                             239,837         383,739
CMS Energy Corp.                             85,634         377,646
Parametric Technology Corp.(1)              155,466         337,361
Andrew Corp.(1)                              58,424         321,332
Power-One Inc.(1)                            47,254         207,918
Allegheny Technologies Inc.                  48,171         139,696
McDermott International Inc.(1)              37,554         108,907
TOTAL COMMON STOCKS
  (Cost: $6,374,793,557)                              4,676,405,324

SHORT TERM INSTRUMENTS - 0.04%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    1,992,376       1,992,376
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,992,376)                                      1,992,376

TOTAL INVESTMENTS IN SECURITIES - 99.94%
  (Cost $6,376,785,933)                               4,678,397,700
Other Assets, Less Liabilities - 0.06%                    2,925,495
                                                     --------------
NET ASSETS - 100.00%                                 $4,681,323,195
                                                     ==============

(1) Non-income earning securities.

See notes to financial statements.

18                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES S&P 500/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.89%
Microsoft Corp.                           1,866,173  $ 45,180,048
General Electric Co.                      1,735,323    44,250,736
Wal-Mart Stores Inc.                        769,723    40,048,688
Pfizer Inc.                               1,074,556    33,483,165
Johnson & Johnson                           517,998    29,976,544
International Business Machines Corp.       294,700    23,113,321
Merck & Co. Inc.                            391,548    21,448,999
Procter & Gamble Co.                        225,435    20,074,987
Intel Corp.                               1,155,158    18,805,972
Coca-Cola Co. (The)                         432,252    17,497,561
Verizon Communications Inc.                 476,998    16,861,879
Cisco Systems Inc.(1)                     1,239,989    16,095,057
Amgen Inc.(1)                               224,389    12,913,587
Dell Computer Corp.(1)                      449,655    12,280,078
PepsiCo Inc.                                301,087    12,043,480
Fannie Mae                                  173,462    11,335,742
Lilly (Eli) and Co.                         195,840    11,192,256
United Parcel Service Inc. Class B          195,923    11,167,611
Altria Group Inc.                           360,636    10,804,655
Abbott Laboratories                         272,545    10,250,417
Oracle Corp.(1)                             918,542     9,965,262
Pharmacia Corp.                             225,384     9,759,127
Medtronic Inc.                              212,588     9,591,971
3M Co.                                       68,016     8,844,120
Wyeth                                       231,075     8,739,257
American Express Co.                        229,087     7,612,561
Bristol-Myers Squibb Co.                    337,611     7,133,720
Anheuser-Busch Companies Inc.               149,174     6,953,000
Gillette Co. (The)                          181,968     5,630,090
Lowe's Companies Inc.                       136,219     5,560,460
Walgreen Co.                                178,918     5,274,503
Colgate-Palmolive Co.                        93,945     5,114,366
Fifth Third Bancorp                         100,856     5,056,920
QUALCOMM Inc.                               137,463     4,956,916
UnitedHealth Group Inc.                      53,099     4,867,585
First Data Corp.                            131,289     4,859,006
Target Corp.                                158,561     4,639,495
eBay Inc.(1)                                 53,877     4,595,169
Schering-Plough Corp.                       255,991     4,564,320
Cardinal Health Inc.                         78,776     4,487,869
Kimberly-Clark Corp.                         89,766     4,080,762
Marsh & McLennan Companies Inc.              93,661     3,992,768
HCA Inc.                                     89,575     3,704,822
Applied Materials Inc.(1)                   288,199     3,625,543
Forest Laboratories Inc.(1)                  63,391     3,421,212
Kohls Corp.(1)                               58,854     3,329,959
Emerson Electric Co.                         73,420     3,329,597
Automatic Data Processing Inc.              104,703     3,223,805
SLM Corp.                                    26,765     2,968,774
General Mills Inc.                           64,403     2,933,557
Sysco Corp.                                 114,157     2,904,154
Boston Scientific Corp.(1)                   71,195     2,901,908
Sara Lee Corp.                              136,687     2,556,047
Yahoo! Inc.(1)                              103,137     2,477,351
Stryker Corp.                                34,567     2,373,025
Avon Products Inc.                           41,057     2,342,302
Progressive Corp. (The)                      38,030     2,255,559
Nextel Communications Inc. Class A(1)       168,132     2,251,287
Gap Inc. (The)                              154,285     2,235,590
Wrigley (William Jr.) Co.                    39,344     2,222,936
Kellogg Co.                                  71,260     2,184,119
Harley-Davidson Inc.                         52,826     2,097,720
Maxim Integrated Products Inc.               56,425     2,038,071
Guidant Corp.(1)                             53,589     1,939,922
Baxter International Inc.                   103,573     1,930,601
McGraw-Hill Companies Inc. (The)             33,817     1,879,887
Paychex Inc.                                 65,638     1,803,076
Heinz (H.J.) Co.                             61,455     1,794,486
Omnicom Group Inc.                           32,821     1,777,914
Bed Bath & Beyond Inc.(1)                    51,347     1,773,525
Clorox Co.                                   38,326     1,769,511
Starbucks Corp.(1)                           67,786     1,746,167
Analog Devices Inc.(1)                       63,365     1,742,537
Mattel Inc.                                  76,329     1,717,403
Schwab (Charles) Corp. (The)                234,558     1,693,509
Linear Technology Corp.                      54,455     1,681,026
Zimmer Holdings Inc.(1)                      34,045     1,655,608
TJX Companies Inc.                           91,751     1,614,818
Mellon Financial Corp.                       75,241     1,599,624
Praxair Inc.                                 28,237     1,591,155
Allergan Inc.                                22,593     1,541,069
Apollo Group Inc. Class A(1)                 30,462     1,520,054
Staples Inc.(1)                              82,660     1,515,158
Best Buy Co. Inc.(1)                         56,154     1,514,473
St. Jude Medical Inc.(1)                     30,982     1,510,373
Campbell Soup Co.                            71,546     1,502,466

SCHEDULES OF INVESTMENTS                                                      19
iSHARES S&P 500/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Hershey Foods Corp.                          23,775  $  1,489,742
Lexmark International Inc.(1)                21,979     1,471,494
Electronic Arts Inc.(1)                      24,995     1,465,707
MedImmune Inc.(1)                            43,827     1,438,840
Biomet Inc.                                  45,014     1,379,679
Xilinx Inc.(1)                               58,848     1,377,632
Intuit Inc.(1)                               35,923     1,336,336
Block (H & R) Inc.                           31,199     1,331,885
Newell Rubbermaid Inc.                       46,679     1,323,350
Pitney Bowes Inc.                            41,298     1,318,232
Yum! Brands Inc.(1)                          51,585     1,255,063
Adobe Systems Inc.                           40,354     1,244,114
Moody's Corp.                                26,456     1,223,061
Chiron Corp.(1)                              32,491     1,218,412
International Game Technology Inc.(1)        14,837     1,215,150
KLA-Tencor Corp.(1)                          33,213     1,193,742
AutoZone Inc.(1)                             17,006     1,168,482
New York Times Co. Class A                   26,435     1,140,670
Avery Dennison Corp.                         19,160     1,124,117
Ecolab Inc.                                  22,615     1,115,598
Fiserv Inc.(1)                               33,404     1,051,558
Symantec Corp.(1)                            25,700     1,006,926
Lucent Technologies Inc.(1)                 683,024     1,004,045
Univision Communications Inc.
  Class A(1)                                 40,005       980,523
Cintas Corp.                                 29,692       976,867
BJ Services Co.(1)                           27,364       941,048
Family Dollar Stores Inc.                    29,845       921,614
Altera Corp.(1)                              66,786       904,282
Pepsi Bottling Group Inc.                    48,961       877,871
American Standard Companies Inc.(1)          12,658       870,491
Concord EFS Inc.(1)                          88,801       834,729
North Fork Bancorp Inc.                      28,244       831,786
Brown-Forman Corp. Class B                   10,542       810,680
UST Inc.                                     29,098       803,105
Biogen Inc.(1)                               26,029       779,829
Sprint Corp. (PCS Group)(1)                 174,447       760,589
Dollar General Corp.                         58,187       710,463
IMS Health Inc.                              42,938       670,262
Network Appliance Inc.(1)                    58,840       658,420
RadioShack Corp.                             29,357       654,368
Tiffany & Co.                                25,399       634,975
QLogic Corp.(1)                              16,312       605,828
McCormick & Co. Inc.                         24,465       590,585
Whirlpool Corp.                              11,893       583,114
Applera Corp. - Applied
  Biosystems Group                           36,533       578,317
Rockwell Collins Inc.                        31,351       575,918
Pactiv Corp.(1)                              27,670       561,701
Sigma-Aldrich Corp.                          12,424       552,744
Ball Corp.                                    9,916       552,321
International Flavors & Fragrances Inc.      16,504       513,109
Dow Jones & Co. Inc.                         14,314       507,288
Equifax Inc.                                 25,031       500,370
Waters Corp.(1)                              22,303       471,931
Mercury Interactive Corp.(1)                 14,735       437,335
Deluxe Corp.                                 10,888       436,935
Freeport-McMoRan Copper & Gold Inc.(1)       25,393       432,951
Robert Half International Inc.(1)            30,608       407,392
Citrix Systems Inc.(1)                       29,870       393,089
Meredith Corp.                                8,759       334,419
Millipore Corp.(1)                            8,573       280,337
Maytag Corp.                                 13,713       260,958
PMC-Sierra Inc.(1)                           29,819       177,423
Tupperware Corp.                              9,883       136,583
Avaya Inc.(1)                                63,259       129,048
TOTAL COMMON STOCKS
  (COST: $823,476,340)                                704,831,163

SHORT TERM INSTRUMENTS - 0.02%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      135,314       135,314
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $135,314)                                        135,314

TOTAL INVESTMENTS IN SECURITIES - 99.91%
  (Cost $823,611,654)                                 704,966,477

Other Assets, Less Liabilities - 0.09%                    614,726
                                                     ------------
NET ASSETS - 100.00%                                 $705,581,203
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

20                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES S&P 500/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.91%
Exxon Mobil Corp.                         1,192,403  $ 41,674,485
Citigroup Inc.                              910,986    31,383,468
American International Group Inc.           462,294    22,860,438
Bank of America Corp.                       266,262    17,796,952
Wells Fargo & Company                       299,871    13,491,196
ChevronTexaco Corp.                         189,326    12,239,926
SBC Communications Inc.                     588,493    11,805,170
Comcast Corp. Class A(1)                    409,087    11,695,797
Viacom Inc. Class B(1)                      312,150    11,399,718
Home Depot Inc.                             412,256    10,042,556
AOL Time Warner Inc.(1)                     792,402     8,605,486
Hewlett-Packard Co.                         541,092     8,413,981
JP Morgan Chase & Co.                       353,923     8,391,514
Wachovia Corp.                              241,146     8,215,844
Morgan Stanley                              192,041     7,364,772
BellSouth Corp.                             329,922     7,149,410
Bank One Corp.                              206,366     7,144,391
Du Pont (E.I.) de Nemours and Co.           176,350     6,852,961
Freddie Mac                                 123,343     6,549,513
U.S. Bancorp                                339,615     6,445,893
ConocoPhillips                              120,001     6,432,054
Walt Disney Co. (The)                       362,108     6,163,078
Washington Mutual Inc.                      167,851     5,920,105
Goldman Sachs Group Inc. (The)               83,679     5,696,866
Merrill Lynch & Co. Inc.                    153,279     5,426,077
Texas Instruments Inc.                      306,936     5,024,542
United Technologies Corp.                    83,409     4,819,372
Tyco International Ltd.                     353,986     4,552,260
Dow Chemical Co. (The)                      161,577     4,461,141
FleetBoston Financial Corp.                 186,136     4,444,928
Allstate Corp. (The)                        124,675     4,135,470
Schlumberger Ltd.                           103,262     3,924,989
Lockheed Martin Corp.                        80,829     3,843,419
Boeing Co. (The)                            149,048     3,735,143
Clear Channel Communications Inc.(1)        108,678     3,686,358
Southern Co.                                126,557     3,599,281
MBNA Corp.                                  226,637     3,410,887
Motorola Inc.                               408,168     3,371,468
General Motors Corp.                         99,418     3,342,433
Gannett Co. Inc.                             47,412     3,339,227
MetLife Inc.                                124,228     3,277,135
McDonald's Corp.                            225,177     3,256,059
Honeywell International Inc.                151,778     3,241,978
AT&T Wireless Services Inc.(1)              480,597     3,171,940
Illinois Tool Works Inc.                     54,537     3,171,327
National City Corp.                         108,489     3,021,419
Dominion Resources Inc.                      54,506     3,017,997
Caterpillar Inc.                             61,062     3,004,250
Prudential Financial Inc.                   100,441     2,937,899
AFLAC Inc.                                   91,584     2,935,267
FedEx Corp.                                  52,950     2,915,957
Alcoa Inc.                                  149,904     2,905,140
Exelon Corp.                                 57,307     2,888,846
International Paper Co.                      84,952     2,871,378
EMC Corp.(1)                                390,322     2,822,028
Bank of New York Co. Inc. (The)             135,961     2,787,200
Northrop Grumman Corp.                       32,388     2,778,890
SunTrust Banks Inc.                          50,106     2,638,081
BB&T Corp.                                   83,568     2,626,542
Travelers Property Casualty Corp.
  Class B                                   178,534     2,519,115
Carnival Corp.                              104,161     2,511,322
Lehman Brothers Holdings Inc.                43,037     2,485,387
Union Pacific Corp.                          45,046     2,477,530
Alltel Corp.                                 55,198     2,470,662
Ford Motor Company                          325,675     2,449,076
Tribune Co.                                  54,089     2,434,546
Costco Wholesale Corp.(1)                    80,891     2,429,157
Nike Inc. Class B                            46,933     2,413,295
Cendant Corp.(1)                            182,823     2,321,852
Duke Energy Corp.                           158,233     2,300,708
Waste Management Inc.                       105,599     2,236,587
AT&T Corp.                                  136,735     2,215,107
PNC Financial Services Group                 50,412     2,136,461
Raytheon Co.                                 72,054     2,044,172
WellPoint Health Networks Inc.(1)            26,411     2,027,044
Occidental Petroleum Corp.                   67,096     2,010,196
Anadarko Petroleum Corp.                     44,140     2,008,370
Southwest Airlines Co.                      136,884     1,965,654
General Dynamics Corp.                       35,672     1,964,457
Golden West Financial Corp.                  27,129     1,951,389

SCHEDULES OF INVESTMENTS                                                      21
iSHARES S&P 500/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
ConAgra Foods Inc.                           95,325  $  1,914,126
FPL Group Inc.                               32,251     1,900,551
Entergy Corp.                                39,253     1,890,032
State Street Corp.                           58,979     1,865,506
Newmont Mining Corp.                         71,336     1,865,436
Sprint Corp. (FON Group)                    158,068     1,857,299
Equity Office Properties Trust               72,809     1,852,989
Weyerhaeuser Co.                             38,709     1,851,451
Sun Microsystems Inc.(1)                    567,196     1,849,059
Baker Hughes Inc.                            59,822     1,790,472
Kroger Co.(1)                               135,509     1,781,943
Danaher Corp.                                27,065     1,779,794
Apache Corp.                                 28,245     1,743,846
XL Capital Ltd. Class A                      24,007     1,699,215
Burlington Resources Inc.                    35,590     1,697,999
KeyCorp                                      75,104     1,694,346
Deere & Co.                                  42,492     1,668,236
Air Products & Chemicals Inc.                40,151     1,663,456
Burlington Northern Santa Fe Corp.           66,580     1,657,842
FirstEnergy Corp.                            52,602     1,656,963
Anthem Inc.(1)                               24,999     1,656,184
CVS Corp.                                    69,437     1,656,072
Progress Energy Inc.                         42,126     1,649,233
Masco Corp.                                  86,985     1,619,661
Halliburton Co.                              77,125     1,598,801
Hartford Financial Services Group Inc.       45,139     1,592,955
American Electric Power Co. Inc.             69,067     1,578,181
SouthTrust Corp.                             61,363     1,566,597
Becton, Dickinson & Co.                      45,245     1,558,238
Principal Financial Group Inc.               56,889     1,543,967
Eastman Kodak Co.                            51,568     1,526,413
Franklin Resources Inc.                      45,725     1,504,810
Coca-Cola Enterprises Inc.                   79,429     1,484,528
Electronic Data Systems Corp.                84,227     1,482,395
Safeway Inc.(1)                              77,973     1,476,029
Consolidated Edison Inc.                     37,755     1,452,435
Public Service Enterprise Group Inc.         39,313     1,442,394
Hancock (John) Financial Services Inc.       50,938     1,415,058
Tenet Healthcare Corp.(1)                    83,582     1,395,819
Computer Associates International Inc.      102,111     1,394,836
Genzyme Corp. - General Division(1)          37,929     1,382,512
Sears, Roebuck and Co.                       55,907     1,350,154
PPG Industries Inc.                          29,944     1,349,876
ACE Ltd.                                     46,426     1,344,033
Chubb Corp.                                  30,232     1,339,882
Devon Energy Corp.                           27,687     1,335,067
Marathon Oil Corp.                           55,181     1,322,689
Marriott International Inc. Class A          41,250     1,312,163
Aetna Inc.                                   26,612     1,311,972
Loews Corp.                                  32,780     1,305,955
Countrywide Financial Corp.                  22,329     1,283,918
McKesson Corp.                               51,452     1,282,698
Veritas Software Corp.(1)                    72,769     1,279,279
Norfolk Southern Corp.                       68,690     1,274,886
St. Paul Companies Inc.                      40,031     1,272,986
Albertson's Inc.                             67,381     1,270,132
Regions Financial Corp.                      39,084     1,266,322
AmSouth Bancorp                              62,857     1,249,597
Corning Inc.(1)                             211,485     1,235,072
Archer-Daniels-Midland Co.                  114,340     1,234,867
Unocal Corp.                                 45,591     1,199,499
Limited Brands Inc.                          92,988     1,196,756
Northern Trust Corp.                         39,270     1,195,772
Capital One Financial Corp.                  39,208     1,176,632
Comerica Inc.                                30,881     1,169,772
Simon Property Group Inc.                    32,540     1,165,908
Rohm & Haas Co.                              39,092     1,164,160
Ingersoll-Rand Co. Class A                   29,904     1,153,995
Transocean Inc.                              56,414     1,153,666
Equity Residential                           47,912     1,153,242
Bear Stearns Companies Inc. (The)            17,510     1,148,656
DTE Energy Co.                               29,597     1,143,924
AON Corp.                                    55,081     1,139,075
Johnson Controls Inc.                        15,686     1,136,294
Fortune Brands Inc.                          26,390     1,131,339
Xerox Corp.(1)                              129,986     1,130,878
CIGNA Corp.                                  24,641     1,126,587
Quest Diagnostics Inc.(1)                    18,581     1,109,100
Charter One Financial Inc.                   39,973     1,105,653

22                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Ameren Corp.                                 28,072  $  1,096,212
CSX Corp.                                    38,176     1,088,780
Agilent Technologies Inc.(1)                 82,464     1,084,402
Computer Sciences Corp.(1)                   33,290     1,083,589
SunGard Data Systems Inc.(1)                 49,934     1,063,594
Qwest Communications
  International Inc.(1)                     299,484     1,045,199
PPL Corp.                                    29,249     1,041,557
PACCAR Inc.                                  20,488     1,029,932
TXU Corp.                                    57,296     1,022,734
AmerisourceBergen Corp.                      19,446     1,020,915
Nabors Industries Ltd.(1)                    25,591     1,020,313
May Department Stores Co. (The)              50,970     1,013,793
Cincinnati Financial Corp.                   28,562     1,001,669
Cinergy Corp.                                29,764     1,001,559
MBIA Inc.                                    25,664       991,657
Marshall & Ilsley Corp.                      38,633       987,459
Jefferson-Pilot Corp.                        25,408       977,700
PG&E Corp.(1)                                72,507       975,219
Kinder Morgan Inc.                           21,529       968,805
Synovus Financial Corp.                      53,738       961,373
Ambac Financial Group Inc.                   18,723       945,886
Genuine Parts Co.                            30,889       942,423
Federated Department Stores Inc.(1)          33,558       940,295
Penney (J.C.) Co. Inc. (Holding Co.)         47,354       930,033
Union Planters Corp.                         35,043       921,280
Sempra Energy                                36,668       915,233
Xcel Energy Inc.                             70,508       903,207
KeySpan Corp.                                27,837       897,743
Apple Computer Inc.(1)                       63,469       897,452
First Tennessee National Corp.               22,210       881,959
Micron Technology Inc.(1)                   108,100       879,934
Lincoln National Corp.                       31,359       878,052
Eaton Corp.                                  12,461       871,647
ITT Industries Inc.                          16,230       866,844
Dover Corp.                                  35,779       866,567
SAFECO Corp.                                 24,356       851,729
PeopleSoft Inc.(1)                           55,339       846,687
Knight Ridder Inc.                           14,399       842,342
Starwood Hotels & Resorts Worldwide Inc.     35,270       839,073
Parker Hannifin Corp.                        20,878       808,814
EOG Resources Inc.                           20,444       808,765
Constellation Energy Group Inc.              29,132       807,830
MeadWestvaco Corp.                           35,371       805,751
NiSource Inc.                                43,906       799,089
Health Management Associates Inc.
  Class A                                    41,982       797,658
Edison International(1)                      57,623       788,859
Huntington Bancshares Inc.                   41,699       775,184
Hilton Hotels Corp.                          66,543       772,564
Monsanto Co.                                 46,225       758,090
Torchmark Corp.                              20,947       749,903
Noble Corp.(1)                               23,663       743,491
Molex Inc.                                   33,864       727,399
VF Corp.                                     19,224       723,399
Kerr-McGee Corp.                             17,749       720,787
Novellus Systems Inc.(1)                     26,390       719,655
JDS Uniphase Corp.(1)                       252,078       718,422
Harrah's Entertainment Inc.(1)               19,769       705,753
Plum Creek Timber Co. Inc.                   32,688       705,734
Sherwin-Williams Co. (The)                   26,507       700,580
MGIC Investment Corp.                        17,786       698,456
Amerada Hess Corp.                           15,779       698,379
CenturyTel Inc.                              25,220       696,072
Grainger (W.W.) Inc.                         16,184       694,294
Siebel Systems Inc.(1)                       86,312       691,359
Zions Bancorporation                         16,082       687,988
Delphi Corp.                                 99,699       680,944
Rockwell Automation Inc.                     32,883       680,678
AutoNation Inc.(1)                           51,666       658,741
Textron Inc.                                 23,989       658,738
Office Depot Inc.(1)                         54,569       645,551
El Paso Corp.                               106,332       643,309
Interpublic Group of Companies Inc.          67,972       632,140
Leggett & Platt Inc.                         34,427       629,326
Jones Apparel Group Inc.(1)                  22,796       625,294
BMC Software Inc.(1)                         41,160       621,104
Georgia-Pacific Corp.                        44,258       615,186
Jabil Circuit Inc.(1)                        35,032       613,060
Apartment Investment & Management Co.
  Class A                                    16,726       610,164

SCHEDULES OF INVESTMENTS                                                     23
iSHARES S&P 500/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Broadcom Corp. Class A(1)                    48,775  $    602,371
Cooper Industries Ltd.                       16,629       593,822
Centex Corp.                                 10,904       592,741
Sealed Air Corp.(1)                          14,763       592,439
Liz Claiborne Inc.                           18,893       584,172
T. Rowe Price Group Inc.                     21,537       584,062
Bard (C.R.) Inc.                              9,142       576,495
Wendy's International Inc.                   20,411       561,507
National Semiconductor Corp.(1)              32,008       545,416
Watson Pharmaceuticals Inc.(1)               18,914       544,156
Pulte Homes Inc.                             10,836       543,425
Vulcan Materials Co.                         17,961       542,961
Darden Restaurants Inc.                      30,078       536,892
Pinnacle West Capital Corp.                  16,033       532,937
Unisys Corp.(1)                              57,388       531,413
Nucor Corp.                                  13,833       528,006
Thermo Electron Corp.(1)                     28,945       523,905
Alberto-Culver Co. Class B                   10,428       513,892
Phelps Dodge Corp.(1)                        15,731       510,943
King Pharmaceuticals Inc.(1)                 42,607       508,302
Citizens Communications Co.(1)               49,924       498,242
Sunoco Inc.                                  13,510       494,061
American Power Conversion Corp.(1)           34,686       493,929
Engelhard Corp.                              22,621       484,542
Black & Decker Corp.                         13,867       483,404
R.J. Reynolds Tobacco Holdings Inc.          14,970       482,932
Fluor Corp.                                  14,220       478,930
Janus Capital Group Inc.                     39,363       448,345
Solectron Corp.(1)                          146,125       441,298
Pall Corp.                                   21,681       433,620
Hasbro Inc.                                  30,621       425,326
Tellabs Inc.(1)                              72,884       421,998
UNUMProvident Corp.                          42,711       418,568
Williams Companies Inc.                      90,268       413,427
Convergys Corp.(1)                           30,669       404,831
Sabre Holdings Corp.(1)                      25,060       398,705
Eastman Chemical Co.                         13,673       396,380
Bemis Co.                                     9,366       393,934
Nordstrom Inc.                               23,963       388,201
KB Home                                       8,487       385,734
CenterPoint Energy Inc.                      53,801       379,297
Teradyne Inc.(1)                             32,395       377,078
Scientific-Atlanta Inc.                      27,336       375,597
Advanced Micro Devices Inc.(1)               60,578       374,372
Stanley Works (The)                          15,525       372,445
Comverse Technology Inc.(1)                  32,902       372,122
Donnelley (R.R.) & Sons Co.                  20,051       367,334
SUPERVALU Inc.                               23,645       366,498
Sanmina-SCI Corp.(1)                         89,865       363,055
Ashland Inc.                                 12,086       358,592
NVIDIA Corp.(1)                              27,815       357,423
Temple-Inland Inc.                            9,515       355,861
Symbol Technologies Inc.                     40,473       348,473
Reebok International Ltd.(1)                 10,527       345,812
AES Corp. (The)(1)                           95,285       344,932
CIENA Corp.(1)                               76,379       333,776
Providian Financial Corp.(1)                 50,771       333,058
Winn-Dixie Stores Inc.                       24,911       329,323
Manor Care Inc.(1)                           17,071       328,275
TECO Energy Inc.                             30,845       327,882
Rowan Companies Inc.                         16,553       325,432
NCR Corp.(1)                                 17,272       316,768
Toys R Us Inc.(1)                            37,593       314,653
Coors (Adolf) Company Class B                 6,422       311,467
Bausch & Lomb Inc.                            9,436       310,350
Autodesk Inc.                                19,986       304,986
Navistar International Corp.(1)              12,244       301,325
Brunswick Corp.                              15,804       300,276
LSI Logic Corp.(1)                           65,745       297,167
ADC Telecommunications Inc.(1)              139,616       287,608
Goodrich (B.F.) Co.                          20,427       287,204
Allied Waste Industries Inc.(1)              34,789       277,964
Humana Inc.(1)                               28,784       276,326
Tektronix Inc.(1)                            15,421       264,470
Snap-On Inc.                                 10,278       254,483
Quintiles Transnational Corp.(1)             20,688       251,566
Big Lots Inc.(1)                             20,923       235,384
Boise Cascade Corp.                          10,500       229,425
Calpine Corp.(1)                             68,300       225,390
Compuware Corp.(1)                           66,350       224,926
Peoples Energy Corp.                          6,238       223,133
Ryder System Inc.                            10,833       222,185

24                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P 500/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Nicor Inc.                                    7,942  $    216,975
TMP Worldwide Inc.(1)                        19,614       210,458
PerkinElmer Inc.                             22,776       202,479
Dillards Inc. Class A                        15,277       197,379
Great Lakes Chemical Corp.                    8,750       194,250
Delta Air Lines Inc.                         21,548       191,777
Circuit City Stores Inc.                     36,792       191,318
Crane Co.                                    10,771       187,631
Cummins Inc.                                  7,504       184,598
Dana Corp.                                   26,131       184,485
Worthington Industries Inc.                  14,979       178,699
Applied Micro Circuits Corp.(1)              54,700       178,322
Dynegy Inc. Class A                          66,711       174,116
United States Steel Corp.                    17,536       172,379
Hercules Inc.(1)                             19,001       165,309
Cooper Tire & Rubber Co.                     13,353       162,907
Goodyear Tire & Rubber Co. (The)             31,158       161,087
American Greetings Corp. Class A(1)          11,928       156,257
Louisiana-Pacific Corp.(1)                   18,979       150,503
Thomas & Betts Corp.(1)                      10,591       150,180
Novell Inc.(1)                               66,113       142,143
Allegheny Energy Inc.                        22,845       141,867
Visteon Corp.                                23,689       140,713
Gateway Inc.(1)                              58,810       138,792
Mirant Corp.(1)                              72,932       116,691
CMS Energy Corp.                             26,099       115,097
Parametric Technology Corp.(1)               47,356       102,763
Andrew Corp.(1)                              17,808        97,944
Power-One Inc.(1)                            14,476        63,694
Allegheny Technologies Inc.                  14,585        42,296
McDermott International Inc.(1)              11,356        32,932
TOTAL COMMON STOCKS
  (Cost: $890,040,491)                                669,423,479

SHORT TERM INSTRUMENTS - 0.06%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      427,001       427,001
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $427,001)                                        427,001

TOTAL INVESTMENTS IN SECURITIES - 99.97%
  (Cost $890,467,492)                                 669,850,480

Other Assets, Less Liabilities - 0.03%                    188,130
                                                     ------------
NET ASSETS - 100.00%                                 $670,038,610
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                     25

Schedule of Investments

iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
COMMON STOCKS - 99.98%
Gilead Sciences Inc.(1)                     335,540  $   14,089,325
M&T Bank Corp.                              156,472      12,295,570
Washington Post Company (The) Class B        16,188      11,029,856
Affiliated Computer Services Inc.
  Class A(1)                                226,124      10,008,248
Mylan Laboratories Inc.                     313,584       9,015,540
IDEC Pharmaceuticals Corp.(1)               261,101       8,986,835
Weatherford International Ltd.(1)           221,417       8,362,920
National Commerce Financial Corp.           350,196       8,299,645
Valero Energy Corp.                         192,564       7,968,298
GreenPoint Financial Corp.                  166,015       7,439,132
Express Scripts Inc.(1)                     132,928       7,401,431
Microchip Technology Inc.                   347,145       6,908,186
Murphy Oil Corp.                            155,860       6,884,336
Compass Bancshares Inc.                     218,015       6,817,329
Dean Foods Co.(1)                           155,734       6,682,546
ENSCO International Inc.                    254,446       6,490,917
L-3 Communications Holdings Inc.(1)         161,199       6,475,364
Barr Laboratories Inc.(1)                   112,389       6,406,173
Expeditors International Washington Inc.    177,592       6,384,432
Varian Medical Systems Inc.(1)              115,843       6,247,413
Sovereign Bancorp Inc.                      445,720       6,173,222
Smith International Inc.(1)                 173,249       6,103,562
Ocean Energy Inc.                           303,219       6,064,380
Banknorth Group Inc.                        275,195       6,002,003
Lennar Corp.                                110,390       5,911,385
Coach Inc.(1)                               153,737       5,892,739
CDW Computer Centers Inc.(1)                143,216       5,843,213
Health Net Inc.(1)                          211,289       5,656,207
SCANA Corp.                                 188,974       5,654,102
Westwood One Inc.(1)                        179,857       5,618,733
Fidelity National Financial Inc.            163,031       5,567,509
Whole Foods Market Inc.(1)                   99,887       5,557,713
DST Systems Inc.(1)                         204,023       5,549,426
Republic Services Inc.(1)                   279,601       5,547,284
Lincare Holdings Inc.(1)                    180,391       5,536,200
Old Republic International Corp.            205,724       5,503,117
XTO Energy Inc.                             288,134       5,474,546
New York Community Bancorp Inc.             182,570       5,440,586
Mohawk Industries Inc.(1)                   113,319       5,432,513
Synopsys Inc.(1)                            126,601       5,388,139
Legg Mason Inc.                             110,099       5,366,225
Hillenbrand Industries Inc.                 105,176       5,361,872
Patterson Dental Co.(1)                     116,063       5,330,774
Radian Group Inc.                           159,509       5,324,410
Brinker International Inc.(1)               165,463       5,046,621
Wisconsin Energy Corp.                      198,206       5,034,432
Pioneer Natural Resources Co.(1)            200,180       5,024,518
TCF Financial Corp.                         124,976       5,004,039
Hormel Foods Corp.                          236,227       5,000,926
Abercrombie & Fitch Co. Class A(1)          165,966       4,983,959
Everest Re Group Ltd.                        86,434       4,944,889
ChoicePoint Inc.(1)                         144,503       4,898,652
Pepco Holdings Inc.                         278,849       4,851,973
Dun & Bradstreet Corp.(1)                   126,616       4,843,062
D.R. Horton Inc.                            250,155       4,802,976
First Virginia Banks Inc.                   122,124       4,790,925
Ross Stores Inc.                            132,214       4,779,536
SEI Investment Co.                          180,670       4,733,554
CH Robinson Worldwide Inc.                  143,928       4,706,446
SPX Corp.(1)                                137,183       4,686,171
Tyson Foods Inc. Class A                    600,116       4,650,899
DENTSPLY International Inc.                 133,512       4,644,883
Cooper Cameron Corp.(1)                      92,628       4,586,012
Cadence Design Systems Inc.(1)              458,037       4,580,370
Outback Steakhouse Inc.                     129,155       4,569,504
Commerce Bancorp Inc.                       114,634       4,555,555
Hibernia Corp. Class A                      268,441       4,552,759
Patterson-UTI Energy Inc.(1)                136,683       4,423,062
Energy East Corp.                           247,100       4,398,380
First Health Group Corp.(1)                 172,877       4,397,991
Omnicare Inc.                               160,678       4,372,048
AdvancePCS(1)                               153,780       4,358,125
Oxford Health Plans Inc.(1)                 143,159       4,346,307
Williams-Sonoma Inc.(1)                     198,574       4,328,913
Fair Isaac and Co. Inc.                      84,835       4,311,315
Universal Health Services Inc.
  Class B(1)                                103,186       4,206,893
Diebold Inc.                                123,341       4,186,194

26                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Pogo Producing Co.                          104,458  $    4,154,295
Questar Corp.                               139,610       4,128,268
Dreyer's Grand Ice Cream Inc.                59,343       4,113,657
Associated Bancorp                          127,087       4,108,723
Telephone & Data Systems Inc.               100,009       4,091,368
Liberty Property Trust                      130,127       4,072,975
IVAX Corp.(1)                               331,636       4,062,541
AMB Property Corp.                          140,461       3,968,023
Mercantile Bankshares Corp.                 116,861       3,966,262
Lear Corp.(1)                               112,043       3,960,720
Manpower Inc.                               131,834       3,939,200
Jacobs Engineering Group Inc.(1)             93,606       3,932,388
PMI Group Inc. (The)                        153,859       3,931,097
Equitable Resources Inc.                    104,702       3,927,372
Belo (A.H.) Corp.                           192,685       3,903,798
Dollar Tree Stores Inc.(1)                  194,539       3,871,326
Millennium Pharmaceuticals Inc.(1)          490,460       3,855,016
Career Education Corp.(1)                    78,453       3,837,921
Hispanic Broadcasting Corp.(1)              185,471       3,831,831
Energizer Holdings Inc.(1)                  149,324       3,806,269
Lyondell Chemical Co.                       272,462       3,800,845
Entercom Communications Corp.(1)             84,989       3,731,867
City National Corp.                          84,695       3,721,498
Storage Technology Corp.(1)                 183,648       3,713,363
Brown & Brown Inc.                          117,898       3,691,386
Network Associates Inc.(1)                  266,595       3,681,677
Gallagher (Arthur J.) & Co.                 149,908       3,680,241
Park Place Entertainment Corp.(1)           512,178       3,646,707
Fastenal Co.                                129,329       3,645,785
International Speedway Corp. Class A         90,644       3,631,199
Intersil Corp. Class A(1)                   233,174       3,628,187
NSTAR                                        89,986       3,601,240
Beckman Coulter Inc.                        104,648       3,561,171
Leucadia National Corp.                      99,456       3,554,557
Ceridian Corp.(1)                           252,963       3,536,423
Edwards (A.G.) Inc.                         136,338       3,531,154
Valspar Corp. (The)                          85,996       3,519,816
Constellation Brands Inc.(1)                154,470       3,506,469
Bowater Inc.                                 94,196       3,499,381
Community Health Systems Inc.(1)            169,125       3,465,371
Astoria Financial Corp.                     148,410       3,447,564
Sonoco Products Co.                         164,664       3,446,418
Triad Hospitals Inc.(1)                     127,532       3,430,611
MDU Resources Group Inc.                    122,346       3,415,900
Henry Schein Inc.(1)                         75,109       3,387,416
Puget Energy Inc.                           158,230       3,371,881
Coventry Health Care Inc.(1)                102,237       3,363,597
Neuberger Berman Inc.                       118,934       3,357,507
Noble Energy Inc.                            97,645       3,348,247
Protective Life Corp.                       117,075       3,342,491
BISYS Group Inc. (The)(1)                   204,427       3,336,249
SICOR Inc.(1)                               199,567       3,332,769
Gentex Corp.(1)                             129,935       3,305,546
Smithfield Foods Inc.(1)                    186,499       3,304,762
Hospitality Properties Trust                106,418       3,251,070
Krispy Kreme Doughnuts Inc.(1)               95,947       3,248,765
New Plan Excel Realty Trust                 165,236       3,236,973
Northeast Utilities                         231,743       3,225,863
Viad Corp.                                  150,389       3,224,340
National-Oilwell Inc.(1)                    143,781       3,219,257
Packaging Corporation of America(1)         178,302       3,211,219
Bank of Hawaii Corp.                        103,398       3,184,658
Hubbell Inc. Class B                        100,943       3,159,516
Eaton Vance Corp.                           117,906       3,151,627
GTECH Holdings Corp.(1)                      96,492       3,151,429
Dial Corp. (The)                            162,319       3,148,989
Harris Corp.                                113,103       3,140,870
Wilmington Trust Corp.                      111,933       3,111,737
Mandalay Resort Group(1)                    112,603       3,103,339
Steris Corp.(1)                             118,531       3,100,771
Pride International Inc.(1)                 229,507       3,096,049
National Instruments Corp.(1)                87,119       3,072,687
99 Cents Only Stores(1)                     119,665       3,051,457
ALLETE Inc.                                 146,146       3,033,991
3Com Corp.(1)                               614,580       3,029,879
Varco International Inc.(1)                 165,398       3,028,437
CheckFree Corp.(1)                          134,489       3,023,313
PepsiAmericas Inc.                          256,578       3,017,357
Mack-Cali Realty Corp.                       97,401       3,016,509
National Fuel Gas Co.                       137,576       3,008,787
First American Corp.                        123,263       3,007,617

SCHEDULES OF INVESTMENTS                                                     27
iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
PETsMART Inc.(1)                            237,601  $    2,993,773
Pentair Inc.                                 84,038       2,970,743
Tidewater Inc.                              103,421       2,970,251
Smucker (J.M.) Co. (The)                     84,900       2,968,953
Harte-Hanks Inc.                            155,404       2,968,216
Corinthian Colleges Inc.(1)                  74,363       2,937,338
United Dominion Realty Trust Inc.           182,908       2,922,870
Reynolds & Reynolds Co. (The) Class A       114,751       2,903,200
Chico's FAS Inc.(1)                         144,942       2,898,840
Michaels Stores Inc.(1)                     114,761       2,870,173
HON Industries Inc.                         100,615       2,867,527
Certegy Inc.(1)                             113,243       2,853,724
Great Plains Energy Inc.                    117,723       2,810,048
Edwards Lifesciences Corp.(1)               102,537       2,809,514
Vishay Intertechnology Inc.(1)              272,694       2,776,025
Cheesecake Factory (The)(1)                  85,319       2,753,244
Webster Financial Corp.                      77,904       2,735,988
HCC Insurance Holdings Inc.                 106,368       2,718,766
Donaldson Co. Inc.                           73,785       2,699,055
DPL Inc.                                    215,981       2,691,123
Investors Financial Services Corp.          110,359       2,687,242
Unitrin Inc.                                115,548       2,677,247
FirstMerit Corp.                            144,140       2,657,942
Applebee's International Inc.                94,336       2,645,181
Lubrizol Corp.                               87,844       2,636,198
Timberland Co. Class A(1)                    62,916       2,630,518
Apogent Technologies Inc.(1)                178,995       2,609,747
E*TRADE Group Inc.(1)                       617,113       2,598,046
Tootsie Roll Industries Inc.                 90,721       2,588,259
Independence Community Bank Corp.            97,631       2,582,340
Cytyc Corp.(1)                              197,830       2,581,681
StanCorp Financial Group Inc.                49,989       2,576,933
Acxiom Corp.(1)                             152,317       2,563,495
Clayton Homes Inc.                          232,113       2,562,528
CarMax Inc.(1)                              175,845       2,562,062
CNF Inc.                                     84,131       2,561,789
Roslyn Bancorp Inc.                         141,638       2,546,651
Philadelphia Suburban Corp.                 115,785       2,541,481
Hawaiian Electric Industries Inc.            61,996       2,526,957
Alliant Energy Corp.                        156,562       2,515,951
Pier 1 Imports Inc.                         158,311       2,510,812
Arrow Electronics Inc.(1)                   170,579       2,507,511
Cabot Corp.                                 105,091       2,507,471
AGL Resources Inc.                          106,031       2,505,513
Grant Prideco Inc.(1)                       206,588       2,491,451
Peabody Energy Corp.                         89,323       2,491,218
Vectren Corp.                               115,749       2,489,761
Lam Research Corp.(1)                       214,328       2,440,982
Waddell & Reed Financial Inc. Class A       137,094       2,408,742
OGE Energy Corp.                            133,945       2,406,992
Education Management Corp.(1)                60,383       2,401,432
Teleflex Inc.                                67,209       2,399,361
Lee Enterprises Inc.                         75,750       2,387,640
Colonial BancGroup Inc. (The)               211,211       2,376,124
Neiman-Marcus Group Inc. Class A(1)          81,915       2,374,716
Pharmaceutical Resources Inc.(1)             55,894       2,374,377
Valassis Communications Inc.(1)              89,792       2,370,509
Covance Inc.(1)                             102,192       2,362,679
Lancaster Colony Corp.                       61,546       2,360,228
American Financial Group Inc.               117,952       2,341,347
CBRL Group Inc.                              84,983       2,332,783
Toll Brothers Inc.(1)                       119,942       2,314,881
Cree Inc.(1)                                124,619       2,307,944
Tech Data Corp.(1)                           96,320       2,305,901
Martin Marietta Materials Inc.               83,371       2,301,873
Swift Transportation Co. Inc.(1)            142,818       2,285,088
ADTRAN Inc.(1)                               63,569       2,282,763
ONEOK Inc.                                  123,750       2,269,575
Airgas Inc.(1)                              122,506       2,267,586
Imation Corp.(1)                             60,219       2,241,351
Westamerica Bancorp                          56,710       2,239,478
DeVry Inc.(1)                               119,446       2,230,057
Ruby Tuesday Inc.                           109,229       2,228,272
WGL Holdings Inc.                            82,966       2,197,769
BorgWarner Inc.                              45,918       2,196,717
Apria Healthcare Group Inc.(1)               93,728       2,189,486
Helmerich & Payne Inc.                       85,326       2,186,052

28                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Advanced Fibre Communications Inc.(1)       143,522  $    2,172,923
WPS Resources Corp.                          53,922       2,156,880
International Rectifier Corp.(1)            109,054       2,145,092
FMC Technologies Inc.(1)                    111,654       2,143,757
Precision Castparts Corp.                    89,748       2,138,695
Avnet Inc.(1)                               203,940       2,137,291
Carlisle Companies Inc.                      52,226       2,114,631
Harsco Corp.                                 69,199       2,109,878
Werner Enterprises Inc.                     108,880       2,097,029
Sybase Inc.(1)                              161,575       2,092,396
Fairchild Semiconductor International
  Inc. Class A(1)                           199,724       2,089,113
Barnes & Noble Inc.(1)                      109,915       2,087,286
Rayonier Inc.                                47,337       2,085,668
Church & Dwight Co. Inc.                     68,112       2,067,880
RPM International Inc.                      196,680       2,065,140
AGCO Corp.(1)                               128,121       2,062,747
Herman Miller Inc.                          125,012       2,012,693
Blyth Inc.                                   78,688       2,001,036
Borders Group Inc.(1)                       134,971       1,984,074
SanDisk Corp.(1)                            117,747       1,980,505
Claire's Stores Inc.                         83,409       1,969,286
Charles River Laboratories International
  Inc.(1)                                    77,085       1,967,209
Sepracor Inc.(1)                            143,752       1,946,402
Media General Inc. Class A                   38,523       1,896,873
Semtech Corp.(1)                            125,069       1,894,795
IMC Global Inc.                             196,189       1,887,338
Furniture Brands International Inc.(1)       96,124       1,880,185
RF Micro Devices Inc.(1)                    311,722       1,879,372
Saks Inc.(1)                                243,013       1,868,770
LaBranche & Co. Inc.                        101,508       1,865,717
AMETEK Inc.                                  56,419       1,862,391
Cytec Industries Inc.(1)                     66,094       1,840,718
IndyMac Bancorp Inc.                         94,319       1,834,505
Western Gas Resources Inc.                   56,119       1,826,673
Payless ShoeSource Inc.(1)                  116,128       1,817,403
Hunt (J.B.) Transport Services Inc.(1)       66,982       1,803,155
Scholastic Corp.(1)                          66,763       1,795,925
Olin Corp.                                   98,618       1,791,889
Wallace Computer Services Inc.               71,877       1,790,456
Avocent Corp.(1)                             76,588       1,787,564
Forest Oil Corp.(1)                          79,801       1,779,562
Rollins Inc.                                 76,426       1,760,091
American Eagle Outfitters Inc.(1)           121,123       1,758,585
Provident Financial Group Inc.               82,790       1,757,632
Catalina Marketing Corp.(1)                  90,899       1,747,988
Alexander & Baldwin Inc.                     70,000       1,740,200
Cabot Microelectronics Corp.(1)              41,526       1,738,694
Albemarle Corp.                              71,140       1,732,259
Superior Industries International Inc.       47,013       1,712,684
Readers Digest Association Inc. (The)       167,253       1,707,653
LifePoint Hospitals Inc.(1)                  67,456       1,693,820
Arch Coal Inc.                               88,984       1,691,586
Kennametal Inc.                              60,077       1,689,966
MONY Group Inc. (The)                        80,068       1,673,421
McDATA Corp. Class A(1)                     193,569       1,662,758
Varian Inc.(1)                               57,569       1,649,928
ArvinMeritor Inc.                           116,912       1,635,599
AmerUs Group Co.                             66,587       1,634,045
Activision Inc.(1)                          112,581       1,626,795
Airborne Inc.                                82,740       1,622,531
Sensient Technologies Corp.                  80,936       1,620,339
Universal Corp.                              42,877       1,619,036
Extended Stay America Inc.(1)               160,147       1,617,485
Henry (Jack) & Associates Inc.              149,654       1,584,836
DQE Inc.                                    126,869       1,546,533
Emmis Communications Corp.(1)                91,474       1,544,081
Callaway Golf Co.                           129,747       1,541,394
Overture Services Inc.(1)                   100,856       1,529,986
PNM Resources Inc.                           66,808       1,502,512
Broadwing Inc.(1)                           373,777       1,495,108
Westar Energy Inc.                          122,067       1,479,452
PacifiCare Health Systems Inc.(1)            61,145       1,476,040
Ferro Corp.                                  69,058       1,475,769
IDACORP Inc.                                 64,649       1,473,997
Cypress Semiconductor Corp.(1)              211,364       1,458,412
Vertex Pharmaceuticals Inc.(1)              130,434       1,450,426

SCHEDULES OF INVESTMENTS                                                     29
iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Lattice Semiconductor Corp.(1)              191,777  $    1,445,999
Micrel Inc.(1)                              156,479       1,442,736
Bob Evans Farms Inc.                         59,630       1,436,487
York International Corp.                     67,389       1,415,169
Perrigo Co.                                 118,470       1,407,424
Integrated Device Technology Inc.(1)        176,206       1,399,076
Nordson Corp.                                57,305       1,380,477
Polycom Inc.(1)                             169,851       1,372,396
Trinity Industries Inc.                      78,413       1,350,272
Ohio Casualty Corp.(1)                      103,709       1,339,920
BJ's Wholesale Club Inc.(1)                 118,120       1,334,756
Minerals Technologies Inc.                   34,425       1,311,937
Kelly Services Inc. Class A                  60,688       1,306,006
Tecumseh Products Co. Class A                31,566       1,293,575
Pittston Brink's Group                       92,713       1,285,002
Black Hills Corp.                            46,568       1,280,154
Macromedia Inc.(1)                          105,832       1,278,451
Banta Corp.                                  43,289       1,276,160
ICN Pharmaceuticals Inc.                    143,103       1,275,048
Atmel Corp.(1)                              794,971       1,271,954
Allmerica Financial Corp.(1)                 90,404       1,268,368
Greater Bay Bancorp                          88,010       1,258,543
United Rentals Inc.(1)                      130,823       1,258,517
GATX Corp.                                   83,681       1,211,701
Copart Inc.(1)                              157,702       1,211,151
Silicon Valley Bancshares(1)                 66,209       1,204,342
EGL Inc.(1)                                  80,403       1,194,789
Federal Signal Corp.                         81,515       1,157,513
Ascential Software Corp.(1)                 412,195       1,154,146
Investment Technology Group Inc.(1)          81,906       1,144,227
KEMET Corp.(1)                              146,517       1,142,833
Protein Design Labs Inc.(1)                 152,225       1,126,465
Price Communications Corp.(1)                93,247       1,115,234
Granite Construction Inc.                    70,577       1,108,059
Plantronics Inc.(1)                          75,549       1,103,771
Flowserve Corp.(1)                           94,370       1,099,410
Sylvan Learning Systems Inc.(1)              68,538       1,088,383
Quantum Corp.(1)                            293,844       1,060,777
Gartner Inc. Class B(1)                     140,678       1,059,305
Bandag Inc.                                  32,748       1,044,334
Mentor Graphics Corp.(1)                    113,878       1,018,069
Legato Systems Inc.(1)                      198,417       1,017,879
Keane Inc.(1)                               122,264       1,000,120
Titan Corp. (The)(1)                        133,456         994,247
Macrovision Corp.(1)                         82,684         991,381
Longs Drug Stores Corp.                      65,605         984,075
Overseas Shipholding Group Inc.              58,480         976,616
Ruddick Corp.                                79,072         972,586
Sotheby's Holdings Inc. Class A(1)          104,342         957,860
Potlatch Corp.                               48,440         941,189
FMC Corp.(1)                                 59,949         940,000
VISX Inc.(1)                                 87,423         926,684
Horace Mann Educators Corp.                  69,396         910,476
MPS Group Inc.(1)                           174,155         909,089
Wausau-Mosinee Paper Corp.                   87,460         892,092
Six Flags Inc.(1)                           157,133         879,945
AmeriCredit Corp.(1)                        263,226         868,646
Modine Manufacturing Co.                     57,107         856,034
Internet Security Systems Inc.(1)            84,705         841,121
Dycom Industries Inc.(1)                     81,302         839,850
Interstate Bakeries Corp.                    76,149         799,564
Glatfelter Co.                               74,003         788,872
Crompton Corp.                              193,342         783,035
Newport Corp.(1)                             65,203         770,047
CSG Systems International Inc.(1)            87,546         759,024
CommScope Inc.(1)                           100,484         753,630
Hanover Compressor Co.(1)                   112,910         733,915
Alaska Air Group Inc.(1)                     45,040         705,326
Credence Systems Corp.(1)                   103,198         701,746
RSA Security Inc.(1)                         97,493         692,200
Advent Software Inc.(1)                      55,474         675,063
Plexus Corp.(1)                              72,418         662,625
Aquila Inc.                                 310,719         646,296
TriQuint Semiconductor Inc.(1)              224,495         633,076
Sequa Corp. Class A(1)                       17,658         604,787
AK Steel Holding Corp.(1)                   183,350         595,887
Longview Fibre Co.                           86,381         574,434
Sierra Pacific Resources(1)                 172,923         549,895
Retek Inc.(1)                                90,793         523,876
Unifi Inc.(1)                                92,691         445,844
Korn/Ferry International(1)                  65,192         427,008
LTX Corp.(1)                                 84,608         423,040

30                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Wind River Systems Inc.(1)                  136,165  $      405,772
Carpenter Technology Corp.                   38,271         388,451
Quanta Services Inc.(1)                     120,015         384,048
Powerwave Technologies Inc.(1)              112,697         383,170
Transaction Systems Architects Inc.
  Class A(1)                                 60,911         361,811
InFocus Corp.(1)                             67,671         334,295
Solutia Inc.                                176,964         274,294
TOTAL COMMON STOCKS
  (Cost: $1,300,353,115)                              1,155,008,557

SHORT TERM INSTRUMENTS - 0.17%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       44,791          44,791

BlackRock Temp Cash Money Market Fund     1,918,475       1,918,475

Goldman Sachs Financial Square Prime
  Obligation Fund                            10,445          10,445

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,973,711)                                      1,973,711

TOTAL INVESTMENTS IN SECURITIES - 100.15%
  (Cost $1,302,326,826)                               1,156,982,268

Other Assets, Less Liabilities - (0.15%)                 (1,732,266)
                                                     --------------
NET ASSETS - 100.00%                                 $1,155,250,002
                                                     ==============

(1) Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                     31

Schedule of Investments

iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.99%
Gilead Sciences Inc.(1)                     182,254  $  7,652,845
M&T Bank Corp.                               85,086     6,686,058
Washington Post Company (The) Class B         8,803     5,998,012
Affiliated Computer Services Inc.
  Class A(1)                                122,690     5,430,259
Mylan Laboratories Inc.                     170,423     4,899,661
IDEC Pharmaceuticals Corp.(1)               141,901     4,884,091
Weatherford International Ltd.(1)           120,440     4,549,019
Express Scripts Inc.(1)                      72,095     4,014,250
Microchip Technology Inc.                   188,653     3,754,195
Murphy Oil Corp.                             84,800     3,745,616
Barr Laboratories Inc.(1)                    61,031     3,478,767
Expeditors International
  Washington Inc.                            96,372     3,464,573
Varian Medical Systems Inc.(1)               63,039     3,399,693
Smith International Inc.(1)                  94,144     3,316,693
Coach Inc.(1)                                83,370     3,195,572
CDW Computer Centers Inc.(1)                 77,824     3,175,219
Health Net Inc.(1)                          114,811     3,073,490
Westwood One Inc.(1)                         97,734     3,053,210
DST Systems Inc.(1)                         110,864     3,015,501
Whole Foods Market Inc.(1)                   54,147     3,012,739
Lincare Holdings Inc.(1)                     98,021     3,008,264
XTO Energy Inc.                             156,567     2,974,773
New York Community Bancorp Inc.              99,144     2,954,491
Synopsys Inc.(1)                             68,794     2,927,873
Legg Mason Inc.                              59,923     2,920,647
Hillenbrand Industries Inc.                  57,115     2,911,723
Patterson Dental Co.(1)                      62,958     2,891,661
Brinker International Inc.(1)                89,679     2,735,209
TCF Financial Corp.                          68,030     2,723,921
Hormel Foods Corp.                          128,357     2,717,318
Abercrombie & Fitch Co. Class A(1)           90,179     2,708,075
ChoicePoint Inc.(1)                          78,632     2,665,625
Dun & Bradstreet Corp.(1)                    68,738     2,629,228
Ross Stores Inc.                             71,912     2,599,619
SEI Investment Co.                           98,341     2,576,534
CH Robinson Worldwide Inc.                   78,345     2,561,881
DENTSPLY International Inc.                  72,650     2,527,494
Cadence Design Systems Inc.(1)              249,332     2,493,320
Cooper Cameron Corp.(1)                      50,267     2,488,719
Commerce Bancorp Inc.                        62,411     2,480,213
Outback Steakhouse Inc.                      70,083     2,479,537
Patterson-UTI Energy Inc.(1)                 74,264     2,403,183
First Health Group Corp.(1)                  94,065     2,393,014
AdvancePCS(1)                                83,553     2,367,892
Oxford Health Plans Inc.(1)                  77,780     2,361,401
Williams-Sonoma Inc.(1)                     107,891     2,352,024
Fair Isaac and Co. Inc.                      45,961     2,335,738
Universal Health Services Inc.
  Class B(1)                                 56,141     2,288,869
Diebold Inc.                                 66,817     2,267,769
Dreyer's Grand Ice Cream Inc.                31,988     2,217,408
IVAX Corp.(1)                               180,459     2,210,623
Manpower Inc.                                71,627     2,140,215
Equitable Resources Inc.                     56,944     2,135,969
Jacobs Engineering Group Inc.(1)             50,698     2,129,823
Dollar Tree Stores Inc.(1)                  105,876     2,106,932
Career Education Corp.(1)                    42,684     2,088,101
Hispanic Broadcasting Corp.(1)              100,903     2,084,656
Energizer Holdings Inc.(1)                   81,126     2,067,902
Entercom Communications Corp.(1)             46,090     2,023,812
Network Associates Inc.(1)                  145,061     2,003,292
Gallagher (Arthur J.) & Co.                  81,579     2,002,764
Brown & Brown Inc.                           63,946     2,002,149
Fastenal Co.                                 70,362     1,983,505
International Speedway Corp. Class A         49,322     1,975,839
Beckman Coulter Inc.                         56,851     1,934,640
Valspar Corp. (The)                          46,560     1,905,701
Sonoco Products Co.                          89,580     1,874,909
Coventry Health Care Inc.(1)                 55,538     1,827,200
Neuberger Berman Inc.                        64,477     1,820,186
SICOR Inc.(1)                               108,560     1,812,952
BISYS Group Inc. (The)(1)                   111,019     1,811,830
Gentex Corp.(1)                              70,682     1,798,150
Krispy Kreme Doughnuts Inc.(1)               52,123     1,764,885
Viad Corp.                                   81,694     1,751,519
Packaging Corporation of America(1)          96,857     1,744,395
Hubbell Inc. Class B                         54,835     1,716,335

32                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
GTECH Holdings Corp.(1)                      52,416  $  1,711,907
Dial Corp. (The)                             88,174     1,710,576
Eaton Vance Corp.                            63,907     1,708,234
Steris Corp.(1)                              64,472     1,686,588
Wilmington Trust Corp.                       60,582     1,684,180
National Instruments Corp.(1)                47,388     1,671,375
99 Cents Only Stores(1)                      65,002     1,657,551
PETsMART Inc.(1)                            129,068     1,626,257
Harte-Hanks Inc.                             84,414     1,612,307
Corinthian Colleges Inc.(1)                  40,444     1,597,538
Reynolds & Reynolds Co. (The) Class A        62,543     1,582,338
Chico's FAS Inc.(1)                          78,730     1,574,600
Michaels Stores Inc.(1)                      62,548     1,564,325
Certegy Inc.(1)                              61,586     1,551,967
HON Industries Inc.                          54,436     1,551,426
Edwards Lifesciences Corp.(1)                55,694     1,526,016
Cheesecake Factory (The)(1)                  46,501     1,500,587
Donaldson Co. Inc.                           40,198     1,470,443
Investors Financial Services Corp.           60,150     1,464,652
DPL Inc.                                    117,312     1,461,708
Applebee's International Inc.                51,237     1,436,685
Timberland Co. Class A(1)                    34,029     1,422,752
Tootsie Roll Industries Inc.                 49,275     1,405,806
Cytyc Corp.(1)                              107,448     1,402,196
CarMax Inc.(1)                               95,622     1,393,213
Acxiom Corp.(1)                              82,729     1,392,329
Roslyn Bancorp Inc.                          76,928     1,383,165
Philadelphia Suburban Corp.                  62,885     1,380,326
Pier 1 Imports Inc.                          86,093     1,365,435
Lam Research Corp.(1)                       116,816     1,330,417
Waddell & Reed Financial Inc. Class A        74,458     1,308,227
Education Management Corp.(1)                32,833     1,305,768
Pharmaceutical Resources Inc.(1)             30,390     1,290,967
Valassis Communications Inc.(1)              48,765     1,287,396
Lancaster Colony Corp.                       33,545     1,286,417
Covance Inc.(1)                              55,499     1,283,137
Cree Inc.(1)                                 67,923     1,257,934
ADTRAN Inc.(1)                               34,524     1,239,757
Westamerica Bancorp                          30,938     1,221,742
Ruby Tuesday Inc.                            59,385     1,211,454
DeVry Inc.(1)                                64,866     1,211,048
Apria Healthcare Group Inc.(1)               50,899     1,189,001
FMC Technologies Inc.(1)                     60,633     1,164,154
Church & Dwight Co. Inc.                     36,985     1,122,865
AGCO Corp.(1)                                69,575     1,120,157
Herman Miller Inc.                           68,140     1,097,054
Blyth Inc.                                   42,706     1,086,014
SanDisk Corp.(1)                             63,941     1,075,488
Claire's Stores Inc.                         45,339     1,070,454
Charles River Laboratories International
  Inc.(1)                                    41,857     1,068,191
Sepracor Inc.(1)                             78,057     1,056,892
Semtech Corp.(1)                             67,787     1,026,973
IMC Global Inc.                             106,622     1,025,704
RF Micro Devices Inc.(1)                    169,264     1,020,493
AMETEK Inc.                                  30,463     1,005,584
Western Gas Resources Inc.                   30,637       997,234
Scholastic Corp.(1)                          36,330       977,277
American Eagle Outfitters Inc.(1)            66,021       958,559
Rollins Inc.                                 41,520       956,206
Catalina Marketing Corp.(1)                  49,548       952,808
Cabot Microelectronics Corp.(1)              22,598       946,178
Albemarle Corp.                              38,667       941,541
Readers Digest Association Inc. (The)        90,891       927,997
LifePoint Hospitals Inc.(1)                  36,637       919,955
Varian Inc.(1)                               31,353       898,577
Sensient Technologies Corp.                  43,969       880,259
Henry (Jack) & Associates Inc.               81,327       861,253
Overture Services Inc.(1)                    54,976       833,986
Broadwing Inc.(1)                           203,011       812,044
Vertex Pharmaceuticals Inc.(1)               70,830       787,630
Micrel Inc.(1)                               85,015       783,838
Nordson Corp.                                31,179       751,102
Federal Signal Corp.                         44,239       628,194
Investment Technology Group Inc.(1)          44,450       620,967
Plantronics Inc.(1)                          41,186       601,727
Gartner Inc. Class B(1)                      76,005       572,318
Mentor Graphics Corp.(1)                     61,758       552,117
Titan Corp. (The)(1)                         72,374       539,186
Macrovision Corp.(1)                         44,863       537,907

SCHEDULES OF INVESTMENTS                                                      33
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Sotheby's Holdings Inc. Class A(1)           57,033  $    523,563
VISX Inc.(1)                                 47,840       507,104
Internet Security Systems Inc.(1)            45,916       455,946
Interstate Bakeries Corp.                    41,520       435,960
Crompton Corp.                              104,314       422,472
CSG Systems International Inc.(1)            47,863       414,972
Solutia Inc.                                 95,936       148,701

TOTAL COMMON STOCKS
  (Cost: $356,310,940)                                309,488,518

SHORT TERM INSTRUMENTS - 0.40%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       78,142        78,142

BlackRock Temp Cash Money Market Fund     1,164,619     1,164,619

Goldman Sachs Financial Square Prime
  Obligation Fund                             6,341         6,341
TOTAL SHORT TERM INSTRUMENTS
   (Cost: $1,249,102)                                   1,249,102

TOTAL INVESTMENTS IN SECURITIES - 100.39%
  (Cost $357,560,042)                                 310,737,620

Other Assets, Less Liabilities - (0.39%)               (1,221,394)
                                                     ------------
NET ASSETS - 100.00%                                 $309,516,226
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

34                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.96%
National Commerce Financial Corp.           326,669  $  7,742,055
Valero Energy Corp.                         179,623     7,432,800
GreenPoint Financial Corp.                  155,334     6,960,517
Compass Bancshares Inc.                     204,027     6,379,924
Dean Foods Co.(1)                           145,258     6,233,021
ENSCO International Inc.                    237,328     6,054,237
L-3 Communications Holdings Inc.(1)         150,354     6,039,720
Sovereign Bancorp Inc.                      415,719     5,757,708
Ocean Energy Inc.                           282,803     5,656,060
Banknorth Group Inc.                        256,667     5,597,907
Lennar Corp.                                103,347     5,534,232
SCANA Corp.                                 176,243     5,273,191
Fidelity National Financial Inc.            152,046     5,192,371
Republic Services Inc.(1)                   260,764     5,173,558
Old Republic International Corp.            191,863     5,132,335
Mohawk Industries Inc.(1)                   105,684     5,066,491
Radian Group Inc.                           148,761     4,965,642
Wisconsin Energy Corp.                      184,838     4,694,885
Pioneer Natural Resources Co.(1)            186,682     4,685,718
Everest Re Group Ltd.                        80,966     4,632,065
Pepco Holdings Inc.                         260,422     4,531,343
D.R. Horton Inc.                            233,279     4,478,957
First Virginia Banks Inc.                   114,096     4,475,986
SPX Corp.(1)                                128,158     4,377,877
Tyson Foods Inc. Class A                    559,639     4,337,202
Hibernia Corp. Class A                      250,698     4,251,838
Energy East Corp.                           230,752     4,107,386
Omnicare Inc.                               150,033     4,082,398
Pogo Producing Co.                           97,400     3,873,598
Questar Corp.                               130,358     3,854,686
Associated Bancorp                          118,673     3,836,698
Telephone & Data Systems Inc.                93,381     3,820,217
Liberty Property Trust                      121,505     3,803,107
Mercantile Bankshares Corp.                 109,554     3,718,263
AMB Property Corp.                          131,524     3,715,553
Lear Corp.(1)                               104,618     3,698,246
PMI Group Inc. (The)                        143,666     3,670,666
Belo (A.H.) Corp.                           179,657     3,639,851
Millennium Pharmaceuticals Inc.(1)          457,995     3,599,841
Lyondell Chemical Co.                       254,379     3,548,587
City National Corp.                          79,423     3,489,847
Storage Technology Corp.(1)                 171,221     3,462,089
Park Place Entertainment Corp.(1)           478,299     3,405,489
Intersil Corp. Class A(1)                   217,756     3,388,283
NSTAR                                        84,397     3,377,568
Leucadia National Corp.                      92,723     3,313,920
Ceridian Corp.(1)                           236,203     3,302,118
Edwards (A.G.) Inc.                         127,114     3,292,253
Constellation Brands Inc.(1)                144,006     3,268,936
Bowater Inc.                                 87,970     3,268,085
Community Health Systems Inc.(1)            157,232     3,221,684
Astoria Financial Corp.                     138,553     3,218,586
Triad Hospitals Inc.(1)                     118,892     3,198,195
MDU Resources Group Inc.                    114,057     3,184,471
Henry Schein Inc.(1)                         70,021     3,157,947
Puget Energy Inc.                           147,509     3,143,417
Noble Energy Inc.                            91,171     3,126,254
Protective Life Corp.                       109,289     3,120,201
Smithfield Foods Inc.(1)                    174,101     3,085,070
Hospitality Properties Trust                 99,535     3,040,794
New Plan Excel Realty Trust                 154,247     3,021,699
Northeast Utilities                         216,034     3,007,193
National-Oilwell Inc.(1)                    134,032     3,000,976
Bank of Hawaii Corp.                         96,689     2,978,021
Harris Corp.                                105,590     2,932,234
Mandalay Resort Group(1)                    104,967     2,892,891
Pride International Inc.(1)                 213,945     2,886,118
3Com Corp.(1)                               574,787     2,833,700
ALLETE Inc.                                 136,401     2,831,685
Mack-Cali Realty Corp.                       91,433     2,831,680
Varco International Inc.(1)                 154,175     2,822,944
CheckFree Corp.(1)                          125,529     2,821,892
PepsiAmericas Inc.                          239,170     2,812,639
National Fuel Gas Co.                       128,239     2,804,587
First American Corp.                        114,893     2,803,389
Pentair Inc.                                 78,337     2,769,213
Tidewater Inc.                               96,403     2,768,694
Smucker (J.M.) Co. (The)                     79,138     2,767,456
United Dominion Realty Trust Inc.           170,491     2,724,446
Great Plains Energy Inc.                    110,100     2,628,087
Vishay Intertechnology Inc.(1)              254,182     2,587,573
Webster Financial Corp.                      73,166     2,569,590
HCC Insurance Holdings Inc.                  99,137     2,533,942
Unitrin Inc.                                107,693     2,495,247
FirstMerit Corp.                            134,511     2,480,383
Lubrizol Corp.                               81,869     2,456,889
Apogent Technologies Inc.(1)                167,403     2,440,736

SCHEDULES OF INVESTMENTS                                                     35
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
E*TRADE Group Inc.(1)                       575,135  $  2,421,318
StanCorp Financial Group Inc.                46,767     2,410,839
Independence Community Bank Corp.            90,986     2,406,580
Clayton Homes Inc.                          216,588     2,391,132
CNF Inc.                                     78,406     2,387,463
Hawaiian Electric Industries Inc.            58,258     2,374,596
Alliant Energy Corp.                        145,901     2,344,629
AGL Resources Inc.                           99,161     2,343,174
Cabot Corp.                                  98,054     2,339,568
Arrow Electronics Inc.(1)                   158,971     2,336,874
Grant Prideco Inc.(1)                       192,515     2,321,731
Peabody Energy Corp.                         83,241     2,321,591
Vectren Corp.                               107,867     2,320,219
OGE Energy Corp.                            124,819     2,242,997
Teleflex Inc.                                62,631     2,235,927
Lee Enterprises Inc.                         70,673     2,227,613
Colonial BancGroup Inc. (The)               196,820     2,214,225
Neiman-Marcus Group Inc. Class A(1)          76,332     2,212,865
American Financial Group Inc.               109,909     2,181,694
CBRL Group Inc.                              79,190     2,173,765
Toll Brothers Inc.(1)                       112,169     2,164,862
Tech Data Corp.(1)                           89,859     2,151,224
Martin Marietta Materials Inc.               77,683     2,144,828
Swift Transportation Co. Inc.(1)            133,089     2,129,424
Airgas Inc.(1)                              114,567     2,120,635
ONEOK Inc.                                  115,309     2,114,767
Imation Corp.(1)                             56,110     2,088,414
WGL Holdings Inc.                            77,304     2,047,783
BorgWarner Inc.                              42,783     2,046,739
Helmerich & Payne Inc.                       79,594     2,039,198
WPS Resources Corp.                          50,734     2,029,360
Advanced Fibre Communications Inc.(1)       133,730     2,024,672
International Rectifier Corp.(1)            101,987     2,006,084
Precision Castparts Corp.                    83,930     2,000,052
Avnet Inc.(1)                               190,020     1,991,410
Carlisle Companies Inc.                      48,713     1,972,389
Harsco Corp.                                 64,472     1,965,751
Werner Enterprises Inc.                     101,446     1,953,850
Barnes & Noble Inc.(1)                      102,789     1,951,963
Sybase Inc.(1)                              150,545     1,949,558
Fairchild Semiconductor International
  Inc. Class A(1)                           186,105     1,946,658
Rayonier Inc.                                44,101     1,943,090
RPM International Inc.                      183,928     1,931,244
Borders Group Inc.(1)                       125,959     1,851,597
Media General Inc. Class A                   36,024     1,773,822
Furniture Brands International Inc.(1)       89,541     1,751,422
Saks Inc.(1)                                226,659     1,743,008
LaBranche & Co. Inc.                         94,669     1,740,016
Cytec Industries Inc.(1)                     61,805     1,721,269
IndyMac Bancorp Inc.                         87,851     1,708,702
Payless ShoeSource Inc.(1)                  108,170     1,692,861
Hunt (J.B.) Transport Services Inc.(1)       62,448     1,681,100
Wallace Computer Services Inc.               67,212     1,674,251
Avocent Corp.(1)                             71,719     1,673,921
Olin Corp.                                   91,945     1,670,641
Forest Oil Corp.(1)                          74,744     1,666,791
Provident Financial Group Inc.               77,539     1,646,153
Alexander & Baldwin Inc.                     65,563     1,629,896
Superior Industries International Inc.       44,036     1,604,231
Arch Coal Inc.                               83,339     1,584,274
Kennametal Inc.                              56,018     1,575,786
McDATA Corp. Class A(1)                     181,781     1,561,499
MONY Group Inc. (The)                        74,626     1,559,683
ArvinMeritor Inc.                           108,950     1,524,210
AmerUs Group Co.                             62,062     1,523,001
Activision Inc.(1)                          105,271     1,521,166
Airborne Inc.                                77,406     1,517,932
Universal Corp.                              40,092     1,513,874
Extended Stay America Inc.(1)               149,508     1,510,031
DQE Inc.                                    118,232     1,441,248
Emmis Communications Corp.(1)                85,177     1,437,788
Callaway Golf Co.                           120,599     1,432,716
PNM Resources Inc.                           62,232     1,399,598
Westar Energy Inc.                          113,718     1,378,262
Ferro Corp.                                  64,331     1,374,753
PacifiCare Health Systems Inc.(1)            56,946     1,374,676
IDACORP Inc.                                 60,221     1,373,039
Cypress Semiconductor Corp.(1)              197,862     1,365,248
Lattice Semiconductor Corp.(1)              178,669     1,347,164
Bob Evans Farms Inc.                         55,754     1,343,114
York International Corp.                     63,084     1,324,764
Perrigo Co.                                 111,154     1,320,510
Integrated Device Technology Inc.(1)        164,791     1,308,441
Polycom Inc.(1)                             158,269     1,278,814
Trinity Industries Inc.                      73,016     1,257,336


36                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Ohio Casualty Corp.(1)                       96,977  $  1,252,943
BJ's Wholesale Club Inc.(1)                 110,435     1,247,915
Minerals Technologies Inc.                   32,051     1,221,464
Kelly Services Inc. Class A                  56,517     1,216,246
Tecumseh Products Co. Class A                29,397     1,204,689
Pittston Brink's Group                       86,654     1,201,024
Black Hills Corp.                            43,537     1,196,832
Macromedia Inc.(1)                           98,945     1,195,256
Banta Corp.                                  40,292     1,187,808
ICN Pharmaceuticals Inc.                    133,212     1,186,919
Allmerica Financial Corp.(1)                 84,504     1,185,591
Atmel Corp.(1)                              740,697     1,185,115
United Rentals Inc.(1)                      121,784     1,171,562
Greater Bay Bancorp                          81,910     1,171,313
Copart Inc.(1)                              147,550     1,133,184
GATX Corp.                                   77,899     1,127,978
Silicon Valley Bancshares(1)                 61,898     1,125,925
EGL Inc.(1)                                  74,792     1,111,409
Ascential Software Corp.(1)                 383,637     1,074,184
KEMET Corp.(1)                              137,137     1,069,669
Protein Design Labs Inc.(1)                 141,669     1,048,351
Price Communications Corp.(1)                86,758     1,037,626
Granite Construction Inc.                    65,658     1,030,831
Flowserve Corp.(1)                           87,809     1,022,975
Sylvan Learning Systems Inc.(1)              64,146     1,018,638
Quantum Corp.(1)                            274,691       991,635
Bandag Inc.                                  30,452       971,114
Legato Systems Inc.(1)                      184,756       947,798
Keane Inc.(1)                               113,808       930,949
Longs Drug Stores Corp.                      61,369       920,535
Overseas Shipholding Group Inc.              54,800       915,160
Ruddick Corp.                                74,056       910,889
Potlatch Corp.                               45,790       889,700
FMC Corp.(1)                                 55,800       874,944
Horace Mann Educators Corp.                  65,217       855,647
MPS Group Inc.(1)                           163,120       851,486
Wausau-Mosinee Paper Corp.                   81,962       836,012
Six Flags Inc.(1)                           148,601       832,166
AmeriCredit Corp.(1)                        248,104       818,743
Modine Manufacturing Co.                     53,998       809,430
Dycom Industries Inc.(1)                     76,127       786,392
Glatfelter Co.                               69,989       746,083
Newport Corp.(1)                             61,677       728,405
CommScope Inc.(1)                            95,027       712,703
Hanover Compressor Co.(1)                   106,768       693,992
Alaska Air Group Inc.(1)                     42,594       667,022
Credence Systems Corp.(1)                    97,623       663,836
RSA Security Inc.(1)                         91,032       646,327
Advent Software Inc.(1)                      52,579       639,834
Plexus Corp.(1)                              67,335       616,115
Aquila Inc.                                 291,273       605,848
TriQuint Semiconductor Inc.(1)              212,389       598,937
Sequa Corp. Class A(1)                       16,688       571,564
AK Steel Holding Corp.(1)                   173,310       563,257
Longview Fibre Co.                           81,702       543,318
Sierra Pacific Resources(1)                 163,643       520,385
Retek Inc.(1)                                85,268       491,996
Unifi Inc.(1)                                85,609       411,779
Korn/Ferry International(1)                  60,407       395,666
LTX Corp.(1)                                 78,441       392,205
Wind River Systems Inc.(1)                  125,787       374,845
Powerwave Technologies Inc.(1)              106,563       362,314
Carpenter Technology Corp.                   35,479       360,112
Quanta Services Inc.(1)                     109,802       351,366
Transaction Systems Architects Inc.
  Class A(1)                                 56,141       333,478
InFocus Corp.(1)                             62,769       310,079

TOTAL COMMON STOCKS
  (Cost: $659,026,266)                                546,566,724

SHORT TERM INSTRUMENTS - 0.00%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       24,105        24,105
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $24,105)                                          24,105

TOTAL INVESTMENTS IN SECURITIES - 99.96%
  (Cost $659,050,371)                                 546,590,829
Other Assets, Less Liabilities - 0.04%                    191,918
                                                     ------------
NET ASSETS - 100.00%                                 $546,782,747
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                     37

Schedule of Investments

iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
COMMON STOCKS - 99.91%
NVR Inc.(1)                                  24,491  $    8,057,539
Cephalon Inc.(1)                            189,402       7,564,716
Alliant Techsystems Inc.(1)                 131,034       7,077,146
Zebra Technologies Corp. Class A(1)         107,078       6,895,823
Mid Atlantic Medical Services Inc.(1)       164,287       6,661,838
Harman International Industries Inc.        110,690       6,483,113
Newfield Exploration Co.(1)                 177,125       6,002,766
Scotts Co. (The) Class A(1)                 105,964       5,488,935
Cullen/Frost Bankers Inc.                   175,324       5,326,343
Renal Care Group Inc.(1)                    166,138       5,180,183
Pharmaceutical Product Development
  Inc.(1)                                   190,795       5,123,037
Medicis Pharmaceutical Corp. Class A(1)      91,673       5,096,102
Washington Federal Inc.                     238,636       5,025,674
O'Reilly Automotive Inc.(1)                 182,972       4,958,541
Hudson United Bancorp                       154,563       4,760,540
Performance Food Group Co.(1)               155,023       4,753,005
Whitney Holding Corp.                       137,422       4,688,839
Timken Co. (The)                            293,398       4,582,877
Graco Inc.                                  155,915       4,381,211
Raymond James Financial Inc.                169,094       4,374,462
UGI Corp.                                    95,436       4,361,425
ITT Educational Services Inc.(1)            154,773       4,333,644
NBTY Inc.(1)                                228,159       4,325,895
First Midwest Bancorp Inc.                  160,987       4,155,074
IDEXX Laboratories Inc.(1)                  118,081       4,129,293
Piedmont Natural Gas Co.                    113,921       4,061,284
United Bancshares Inc.                      144,810       4,011,237
AptarGroup Inc.                             123,376       3,991,214
Priority Healthcare Corp. Class B(1)        149,197       3,976,100
Accredo Health Inc.(1)                      163,363       3,976,092
Respironics Inc.(1)                         115,376       3,965,589
Cerner Corp.(1)                             121,922       3,947,834
Polaris Industries Inc.                      77,994       3,877,862
Global Payments Inc.                        127,021       3,876,681
Ethan Allen Interiors Inc.                  129,706       3,817,248
Energen Corp.                               118,932       3,812,960
Shurgard Storage Centers Inc. Class A       122,660       3,808,593
Ryland Group Inc.                            88,115       3,805,687
Downey Financial Corp.                       95,905       3,779,616
FactSet Research Systems Inc.               116,059       3,766,115
Regis Corp.                                 149,670       3,728,280
First Bancorp                               137,201       3,701,683
Diagnostic Products Corp.                    98,024       3,661,196
ResMed Inc.(1)                              113,529       3,630,657
Zale Corp.(1)                               110,186       3,607,490
Corn Products International Inc.            122,468       3,571,167
Oshkosh Truck Corp.                          57,154       3,560,694
South Financial Group Inc. (The)            162,620       3,520,723
M.D.C. Holdings Inc.                         91,034       3,493,885
Southwest Bancorp of Texas Inc.(1)          116,244       3,490,807
Pacific Sunwear of California Inc.(1)       169,478       3,448,877
Community First Bankshares Inc.             134,478       3,435,913
Sonic Corp.(1)                              133,456       3,397,790
Commercial Federal Corp.                    155,183       3,370,575
La-Z-Boy Inc.                               194,769       3,365,608
Jeffries Group Inc.                          92,363       3,320,450
Florida Rock Industries Inc.                 98,089       3,320,313
Atmos Energy Corp.                          155,807       3,312,457
Waste Connections Inc.(1)                    95,967       3,310,862
Heartland Express Inc.(1)                   171,708       3,293,359
CACI International Inc. Class A(1)           98,562       3,288,028
Essex Property Trust Inc.                    62,714       3,276,806
Hilb, Rogal & Hamilton Co.                  104,863       3,275,920
Tom Brown Inc.(1)                           134,774       3,261,531
Chittenden Corp.                            124,650       3,258,351
Idex Corp.                                  111,634       3,237,386
Invacare Corp.                              102,607       3,231,094
Arbitron Inc.(1)                            101,503       3,217,645
P.F. Chang's China Bistro Inc.(1)            86,101       3,185,737
UCBH Holdings Inc.                           72,200       3,175,356
Cooper Companies Inc.                       106,145       3,173,735
Alpharma Inc. Class A                       176,357       3,162,081
AnnTaylor Stores Corp.(1)                   153,983       3,161,271
Take-Two Interactive Software Inc.(1)       140,593       3,142,254
Landstar System Inc.(1)                      54,326       3,123,745
Roper Industries Inc.                       107,725       3,107,866

38                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
CLARCOR Inc.                                 85,569  $    3,097,598
Cognex Corp.(1)                             146,155       3,094,101
Staten Island Bancorp Inc.                  206,850       3,086,202
Linens 'N Things Inc.(1)                    151,368       3,075,798
Patina Oil & Gas Corp.                       93,476       3,075,360
Panera Bread Co. Class A(1)                 100,061       3,050,860
Stone Energy Corp.(1)                        90,464       3,037,781
New Jersey Resources Corp.                   92,841       3,031,259
Unit Corp.(1)                               148,851       3,020,187
Toro Co.                                     42,789       2,997,369
Delta & Pine Land Co.                       131,156       2,965,437
Evergreen Resources Inc.(1)                  65,230       2,955,571
Skyworks Solutions Inc.(1)                  474,212       2,954,341
TECHNE Corp.(1)                             142,649       2,948,555
Mueller Industries Inc.(1)                  117,656       2,937,870
Anixter International Inc.(1)               128,581       2,914,931
Hyperion Solutions Corp.(1)                 119,807       2,905,320
Briggs & Stratton Corp.                      74,354       2,887,909
Kroll Inc.(1)                               133,954       2,867,955
Standard-Pacific Corp.                      112,297       2,864,696
Lennox International Inc.                   198,459       2,857,810
Quiksilver Inc.(1)                           93,188       2,853,417
Simpson Manufacturing Co. Inc.(1)            84,137       2,843,831
Susquehanna Bancshares Inc.                 136,082       2,819,619
Flowers Foods Inc.                          102,500       2,807,475
Delphi Financial Group Inc. Class A          70,753       2,772,103
Cymer Inc.(1)                               117,207       2,771,946
Flir Systems Inc.(1)                         58,273       2,762,723
Fossil Inc.(1)                              159,084       2,739,426
Mentor Corp.                                159,259       2,724,921
Cimarex Energy Co.(1)                       139,838       2,719,849
INAMED Corp.(1)                              75,145       2,687,937
MAF Bancorp Inc.                             79,864       2,687,424
Smith (A.O.) Corp.                           99,872       2,676,570
New Century Financial Corp.                  85,639       2,670,310
Philadelphia Consolidated
  Holding Corp.(1)                           74,062       2,666,232
Maverick Tube Corp.(1)                      143,179       2,663,129
Flagstar Bancorp Inc.                       100,897       2,660,654
Cabot Oil & Gas Corp.                       110,388       2,649,312
American Italian Pasta Co. Class A(1)        60,683       2,624,540
Tetra Tech Inc.(1)                          183,280       2,591,579
Ralcorp Holdings Inc.(1)                     99,223       2,583,767
CEC Entertainment Inc.(1)                    94,561       2,573,005
Colonial Properties Trust                    77,605       2,567,173
Albany International Corp. Class A          111,142       2,546,263
Kellwood Co.                                 87,828       2,541,742
East West Bancorp Inc.                       82,002       2,529,762
Knight Transportation Inc.(1)               127,455       2,509,589
Baldor Electric Co.                         117,264       2,509,450
Burlington Coat Factory Warehouse Corp.     152,846       2,491,390
LandAmerica Financial Group Inc.             62,583       2,487,674
Hot Topic Inc.(1)                           106,687       2,486,874
EMCOR Group Inc.(1)                          51,253       2,472,957
Thor Industries Inc.                         98,204       2,458,046
Harland (John H.) Co.                       101,052       2,456,574
Fred's Inc.                                  88,169       2,455,507
TrustCo Bank Corp. NY                       254,973       2,455,390
Yellow Corp.(1)                             100,940       2,435,682
Massey Energy Co.                           258,794       2,432,664
St. Mary Land & Exploration Co.              95,967       2,403,973
SEACOR SMIT Inc.(1)                          68,507       2,397,745
Kronos Inc.(1)                               68,406       2,397,630
Capital Automotive                           96,129       2,397,457
Dionex Corp.(1)                              72,285       2,387,574
Varian Semiconductor Equipment
  Associates Inc.(1)                        117,269       2,385,251
United Stationers Inc.(1)                   111,564       2,381,891
SCP Pool Corp.(1)                            79,917       2,374,334
Benchmark Electronics Inc.(1)                83,370       2,361,872
Kansas City Southern Industries Inc.(1)     209,422       2,351,809
USFreightways Corp.                          92,565       2,342,820
Wolverine World Wide Inc.                   139,161       2,330,947
Southwest Gas Corp.                         114,085       2,321,630
Southern Union Co.(1)                       190,959       2,320,152
CAL Dive International Inc.(1)              128,249       2,309,764
CH Energy Group Inc.                         54,961       2,291,874
Sybron Dental Specialties Inc.(1)           130,644       2,279,738

SCHEDULES OF INVESTMENTS                                                     39
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
RLI Corp.                                    84,793  $    2,278,388
Watson Wyatt & Co. Holdings(1)              113,254       2,276,405
Jack in the Box Inc.(1)                     125,512       2,273,022
MacDermid Inc.                              110,469       2,259,091
Fuller (H.B.) Co.                            97,508       2,254,385
Russ Berrie & Co. Inc.                       70,351       2,251,232
ADVO Inc.(1)                                 68,077       2,246,541
Brady Corp. Class A                          79,428       2,246,224
Gables Residential Trust                     83,624       2,237,778
Georgia Gulf Corp.                          111,054       2,235,517
Pinnacle Systems Inc.(1)                    214,520       2,233,153
Roadway Corp.                                66,500       2,229,080
SERENA Software Inc.(1)                     139,626       2,228,571
Selective Insurance Group Inc.               90,804       2,228,330
Adaptec Inc.(1)                             368,398       2,221,440
Spinnaker Exploration Co.(1)                113,984       2,213,569
ABM Industries Inc.                         167,952       2,206,889
Northwest Natural Gas Co.                    87,745       2,202,400
Pediatrix Medical Group Inc.(1)              86,736       2,180,543
US Oncology Inc.(1)                         306,790       2,178,209
Arkansas Best Corp.                          85,642       2,177,020
Hutchinson Technology Inc.(1)                87,669       2,167,178
Engineered Support Systems Inc.              55,005       2,153,446
Cambrex Corp.                                89,442       2,148,397
Integra LifeSciences Holdings Corp.(1)       93,008       2,139,184
Curtiss-Wright Corp.                         35,217       2,130,628
Waypoint Financial Corp.                    122,717       2,118,095
Rare Hospitality International Inc.(1)       75,573       2,103,952
Kilroy Realty Corp.                          94,378       2,085,754
Analogic Corp.                               45,676       2,081,501
Vintage Petroleum Inc.                      217,602       2,067,219
Lone Star Technologies Inc.(1)               97,570       2,060,678
Progress Software Corp.(1)                  114,754       2,059,834
Owens & Minor Inc.                          117,223       2,057,264
Tractor Supply Co.(1)                        62,144       2,051,995
AMERIGROUP Corp.(1)                          69,947       2,046,649
SkyWest Inc.                                198,101       2,042,421
Men's Wearhouse Inc. (The)(1)               136,475       2,041,666
Kirby Corp.(1)                               82,708       2,034,617
ATMI Inc.(1)                                105,588       2,033,625
Casey's General Store Inc.                  170,630       2,030,497
Power Integrations Inc.(1)                   97,904       2,029,550
Dime Community Bancshares                    88,560       2,021,825
Cleco Corp.                                 161,044       2,021,102
Technitrol Inc.(1)                          137,911       2,019,017
Avid Technology Inc.(1)                      90,837       2,011,131
NDCHealth Corp.                             119,471       2,003,529
UniSource Energy Corp.                      114,952       1,988,670
Mercury Computer Systems Inc.(1)             72,905       1,983,016
Argosy Gaming Co.(1)                         99,120       1,980,418
BARRA Inc.(1)                                66,696       1,980,204
Cost Plus Inc.(1)                            74,822       1,969,315
Black Box Corp.                              66,342       1,965,713
Biosite Inc.(1)                              50,766       1,949,922
Too Inc.(1)                                 117,166       1,946,127
Kaydon Corp.                                103,216       1,942,525
Triarc Companies Inc.(1)                     69,672       1,940,365
Provident Bankshares Corp.                   83,926       1,937,012
Russell Corp.                               110,218       1,928,815
DRS Technologies Inc.(1)                     77,061       1,927,296
Hydril Co.(1)                                77,072       1,926,029
CUNO Inc.(1)                                 57,130       1,921,282
Acuity Brands Inc.                          141,880       1,908,286
Hughes Supply Inc.                           81,738       1,903,678
Steel Dynamics Inc.(1)                      162,828       1,896,946
Trimble Navigation Ltd.(1)                   99,574       1,885,932
Coherent Inc.(1)                            100,517       1,884,694
Irwin Financial Corp.                        95,056       1,852,641
Oceaneering International Inc.(1)            84,776       1,852,356
El Paso Electric Co.(1)                     170,793       1,844,564
Anchor BanCorp Wisconsin Inc.                83,882       1,841,210
SurModics Inc.(1)                            59,505       1,839,300
Sunrise Assisted Living Inc.(1)              76,201       1,828,824
Haemonetics Corp.(1)                         83,313       1,820,389
Fremont General Corp.                       257,719       1,791,147
Sterling Bancshares Inc.                    150,426       1,788,565
THQ Inc.(1)                                 136,449       1,784,753
FEI Co.(1)                                  111,620       1,781,455
AmSurg Corp.(1)                              70,351       1,772,845
Hain Celestial Group Inc.(1)                117,076       1,769,018
Quanex Corp.                                 55,785       1,768,385


40                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Valmont Industries Inc.                      81,762  $    1,766,059
FirstFed Financial Corp.(1)                  57,968       1,750,054
Exar Corp.(1)                               137,483       1,747,409
Winnebago Industries Inc.                    64,232       1,747,110
American Management Systems Inc.(1)         144,607       1,746,853
Avista Corp.                                164,214       1,739,026
Manhattan Associates Inc.(1)                 99,178       1,738,590
CARBO Ceramics Inc.                          52,670       1,730,209
UIL Holdings Corp.                           49,522       1,718,413
G&K Services Inc. Class A                    70,981       1,703,544
DSP Group Inc.(1)                            93,269       1,690,967
Wintrust Financial Corp.                     58,827       1,682,452
United Natural Foods Inc.(1)                 65,703       1,675,427
Cato Corp. Class A                           87,787       1,671,464
Aztar Corp.(1)                              124,337       1,669,846
Verity Inc.(1)                              119,624       1,656,792
Group 1 Automotive Inc.(1)                   77,019       1,648,207
Reliance Steel & Aluminum Co.               108,740       1,641,974
Brown Shoe Co. Inc.                          60,419       1,635,542
IHOP Corp.(1)                                71,936       1,621,437
CONMED Corp.(1)                              98,539       1,617,025
Rogers Corp.(1)                              54,218       1,611,359
American Medical Systems Holdings
  Inc.(1)                                   110,990       1,603,805
Forward Air Corp.(1)                         73,700       1,603,786
Landry's Restaurants Inc.                    95,378       1,602,350
Papa John's International Inc.(1)            63,970       1,601,169
Nautilus Group Inc. (The)                   111,933       1,596,165
UICI(1)                                     165,647       1,591,868
Axcelis Technologies Inc.(1)                336,543       1,591,848
W-H Energy Services Inc.(1)                  92,520       1,583,942
Christopher & Banks Corp.(1)                 88,680       1,569,636
Tredegar Corp.                              131,263       1,568,593
K-Swiss Inc. Class A                         61,272       1,565,500
PRG-Schultz International Inc.(1)           216,897       1,563,827
Ryan's Family Steak Houses Inc.(1)          147,705       1,551,050
MAXIMUS Inc.(1)                              72,923       1,547,426
Veeco Instruments Inc.(1)                   100,190       1,546,934
Paxar Corp.(1)                              135,073       1,546,586
Coca-Cola Bottling Co. Consolidated          30,902       1,542,010
CDI Corp.(1)                                 65,969       1,537,078
Frontier Oil Corp.                           89,489       1,530,262
Remington Oil & Gas Corp.(1)                 89,836       1,529,907
Southwestern Energy Co.(1)                  116,025       1,519,928
Manitowoc Co. Inc. (The)                     90,375       1,519,204
Lone Star Steakhouse & Saloon Inc.           71,621       1,517,649
Laclede Group Inc. (The)                     65,334       1,515,749
BankUnited Financial Corp. Class A(1)        85,851       1,515,270
Rock-Tenn Co. Class A                       118,369       1,515,123
Aaron Rents Inc.                             74,195       1,512,094
Gymboree Corp.(1)                           100,176       1,506,647
Cubic Corp.                                  91,290       1,489,853
Seacoast Financial Services Corp.            81,429       1,486,153
Province Healthcare Co.(1)                  166,018       1,469,259
Schulman (A.) Inc.                          100,903       1,466,121
Glenborough Realty Trust Inc.                94,675       1,463,675
Griffon Corp.(1)                            112,529       1,451,624
Thomas Industries Inc.                       58,430       1,449,064
Watts Industries Inc. Class A                92,437       1,440,168
Standard Register Co. (The)                  96,158       1,432,754
Arch Chemicals Inc.                          76,540       1,431,298
WD-40 Co.                                    56,969       1,412,831
Actel Corp.(1)                               82,457       1,406,716
Stewart Information Services Corp.(1)        60,568       1,405,783
Teledyne Technologies Inc.(1)               110,666       1,401,032
Riggs National Corp.                         97,392       1,397,575
MICROS Systems Inc.(1)                       59,420       1,396,964
Offshore Logistics Inc.(1)                   76,877       1,387,630
Texas Industries Inc.                        71,903       1,382,695
Zenith National Insurance Corp.              64,104       1,375,031
Datascope Corp.                              50,501       1,367,567
Marcus Corp.                                100,530       1,367,208
Barnes Group Inc.                            64,553       1,365,941
Commercial Metals Co.                        97,108       1,354,657
Global Imaging Systems Inc.(1)               73,077       1,351,924
Dress Barn Inc.(1)                          100,210       1,347,824
Pep Boys-Manny, Moe & Jack Inc.             177,341       1,347,792
Woodward Governor Co.                        38,474       1,346,205
WMS Industries Inc.(1)                      105,298       1,342,550

SCHEDULES OF INVESTMENTS                                                     41
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Jo-Ann Stores Inc.(1)                        67,055  $    1,341,100
ICU Medical Inc.(1)                          48,330       1,329,607
Advanced Medical Optics Inc.(1)              98,147       1,320,077
Photronics Inc.(1)                          110,200       1,310,278
AFC Enterprises Inc.(1)                      97,275       1,309,321
Regal-Beloit Corp.                           85,469       1,308,530
Sierra Health Services Inc.(1)              100,951       1,302,268
InVision Technologies Inc.(1)                57,840       1,299,665
Action Performance Companies Inc.            61,377       1,298,124
PolyMedica Corp.                             42,556       1,295,830
Shaw Group Inc. (The)(1)                    128,837       1,294,812
O'Charley's Inc.(1)                          67,443       1,292,882
FileNET Corp.(1)                            122,681       1,286,924
NCO Group Inc.(1)                            88,521       1,283,554
Phillips-Van Heusen Corp.                   103,702       1,280,720
URS Corp.(1)                                110,891       1,278,573
ElkCorp                                      67,069       1,274,311
International Multifoods Corp.(1)            65,938       1,273,922
Enzo Biochem Inc.(1)                         97,245       1,270,992
Inter-Tel Inc.                               84,196       1,263,782
Coinstar Inc.(1)                             75,254       1,263,515
Viasys Healthcare Inc.(1)                    89,558       1,253,812
DuPont Photomasks Inc.(1)                    62,128       1,246,288
American States Water Co.                    51,825       1,238,617
Central Parking Corp.                       123,855       1,238,550
PolyOne Corp.                               313,130       1,221,207
Insituform Technologies Inc. Class A(1)      90,597       1,218,530
EDO Corp.                                    67,260       1,217,406
Brooks Automation Inc.(1)                   125,846       1,216,931
Triumph Group Inc.(1)                        54,170       1,216,117
Financial Federal Corp.(1)                   63,616       1,215,066
Esterline Technologies Corp.(1)              71,598       1,210,722
Information Holdings Inc.(1)                 74,545       1,200,174
Watsco Inc.                                  87,565       1,197,889
PAREXEL International Corp.(1)               87,286       1,197,564
Kopin Corp.(1)                              237,091       1,194,939
ANSYS Inc.(1)                                49,886       1,194,770
Atwood Oceanics Inc.(1)                      47,307       1,194,029
Electro Scientific Industries Inc.(1)        94,681       1,189,193
Vital Sign Inc.                              44,713       1,187,130
Arctic Cat Inc.                              75,567       1,179,601
Boston Private Financial Holdings Inc.       77,955       1,166,207
Aeroflex Inc.(1)                            205,191       1,161,381
ShopKo Stores Inc.(1)                        99,550       1,159,758
Dendrite International Inc.(1)              136,417       1,159,544
Shuffle Master Inc.(1)                       57,539       1,159,468
Imagistics International Inc.(1)             62,207       1,158,294
Itron Inc.(1)                                68,931       1,151,837
Schweitzer-Mauduit International Inc.        51,047       1,148,558
Bowne & Co. Inc.                            114,655       1,146,550
Stride Rite Corp.                           134,605       1,144,143
Regeneron Pharmaceuticals Inc.(1)           151,255       1,137,438
New England Business Service Inc.            44,297       1,134,003
General Communication Inc. Class A(1)       190,492       1,133,427
Libbey Inc.                                  45,642       1,122,793
Pre-Paid Legal Services Inc.(1)              64,959       1,122,492
School Specialty Inc.(1)                     62,944       1,118,515
Nautica Enterprises Inc.(1)                 114,911       1,114,637
Tetra Technologies Inc.(1)                   48,442       1,114,166
Insight Enterprises Inc.(1)                 157,427       1,109,860
StarTek Inc.(1)                              48,469       1,107,517
Hooper Holmes Inc.                          219,936       1,099,680
eFunds Corp.(1)                             159,462       1,095,504
Checkpoint Systems Inc.(1)                  111,097       1,093,194
SPS Technologies Inc.(1)                     44,751       1,091,924
Applied Industrial Technologies Inc.         65,274       1,090,729
Noven Pharmaceuticals Inc.(1)                77,095       1,088,581
OshKosh B'Gosh Inc. Class A                  41,853       1,088,178
MGI Pharma Inc.(1)                           86,053       1,085,128
Microsemi Corp.(1)                           98,719       1,080,973
First Republic Bank(1)                       50,021       1,080,454
Websense Inc.(1)                             73,391       1,076,646
Genesco Inc.(1)                              74,690       1,062,092
Stewart & Stevenson Services Inc.            97,347       1,061,082
Chemed Corp.                                 33,469       1,060,633
CIMA Labs Inc.(1)                            48,641       1,055,510

42                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Cohu Inc.                                    71,940  $    1,052,482
C&D Technologies Inc.                        87,853       1,052,479
CIBER Inc.(1)                               220,235       1,048,319
Sola International Inc.(1)                   83,973       1,037,906
Duane Reade Inc.(1)                          81,835       1,037,668
Park Electrochemical Corp.                   67,764       1,025,947
Cable Design Technologies Corp.(1)          154,186       1,025,337
Viasat Inc.(1)                               89,905       1,022,220
Monaco Coach Corp.(1)                        98,648       1,021,993
Allen Telecom Inc.(1)                       104,358       1,017,490
TBC Corp.(1)                                 72,628       1,016,792
Wellman Inc.                                108,865       1,015,710
Methode Electronics Inc. Class A            124,568       1,009,001
Armor Holdings Inc.(1)                      100,655       1,006,550
Intermagnetics General Corp.(1)              56,308       1,004,535
Gardner Denver Inc.(1)                       54,363       1,000,279
Ionics Inc.(1)                               59,972         992,537
JDA Software Group Inc.(1)                   97,089         981,570
Myers Industries Inc.                       102,717         980,947
Deltic Timber Corp.                          40,719         973,184
RehabCare Group Inc.(1)                      54,140         966,399
Possis Medical Inc.(1)                       59,508         961,649
Atlantic Coast Airlines
  Holdings Inc.(1)                          154,435         959,041
GBC Bancorp                                  39,440         952,476
Advanced Energy Industries Inc.(1)          109,687         942,211
Pegasus Solutions Inc.(1)                    84,082         941,718
Universal Forest Products Inc.               60,608         939,424
Boston Communications Group Inc.(1)          59,413         930,408
J&J Snack Foods Corp.(1)                     30,685         930,369
Ultratech Stepper Inc.(1)                    77,322         925,544
GenCorp. Inc.                               147,739         923,369
Pioneer-Standard Electronics Inc.           109,035         920,255
Belden Inc.                                  85,249         916,427
Orthodontic Centers of America Inc.(1)      175,088         912,208
MemberWorks Inc.(1)                          43,585         910,491
Photon Dynamics Inc.(1)                      54,891         898,017
Hancock Fabrics Inc.                         64,543         897,148
ArthroCare Corp.(1)                          71,653         893,513
Nuevo Energy Co.(1)                          65,553         888,243
Systems & Computer Technology Corp.(1)      115,782         885,732
ESS Technology Inc.(1)                      147,911         881,550
DIMON Inc.                                  152,839         875,767
Chesapeake Corp.                             51,813         875,122
Plains Resource Inc.(1)                      82,004         874,983
Standard Microsystems Corp.(1)               57,095         867,273
Jakks Pacific Inc.(1)                        83,305         863,040
Lindsay Manufacturing Co.                    40,087         861,870
Lawson Products Inc.                         32,484         846,858
Rainbow Technologies Inc.(1)                 89,610         845,022
OM Group Inc.                                96,325         842,844
Steak n Shake Company (The)(1)               91,892         839,893
SOURCECORP Inc.(1)                           59,790         837,658
Children's Place Retail
  Stores Inc. (The)(1)                       90,584         834,279
Vicor Corp.(1)                              144,640         824,448
Prima Energy Corp.(1)                        43,608         817,214
SWS Group Inc.                               57,916         815,457
Kulicke & Soffa Industries Inc.(1)          170,815         811,371
Dril-Quip Inc.(1)                            59,099         807,883
Rudolph Technologies Inc.(1)                 55,814         806,512
Sturm Ruger & Co. Inc.                       91,968         805,640
NUI Corp.                                    54,846         800,752
Labor Ready Inc.(1)                         140,320         799,824
Spherion Corp.(1)                           201,463         799,808
Lance Inc.                                   99,435         799,457
Haverty Furniture Companies Inc.             74,283         798,542
Prime Hospitality Corp.(1)                  154,100         795,156
Cash America International Inc.              83,450         791,106
Swift Energy Co.(1)                          92,928         790,817
Standex International Corp.                  41,400         788,670
Mobile Mini Inc.(1)                          48,814         780,048
Apogee Enterprises Inc.                      94,526         777,098
Jill (J.) Group Inc. (The)(1)                66,633         772,943
Helix Technology Corp.                       89,222         768,201
Consolidated Graphics Inc.(1)                45,459         764,166
Veritas DGC Inc.(1)                         113,835         757,003
Kaman Corp. Class A                          77,344         756,424
Impath Inc.(1)                               55,800         753,300

SCHEDULES OF INVESTMENTS                                                     43
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
Bel Fuse Inc. Class B                        37,361  $      750,956
Skyline Corp.                                28,679         748,522
Wet Seal Inc. Class A(1)                    100,802         735,855
Cascade Natural Gas Corp.                    37,752         732,389
Advanced Marketing Services Inc.             64,821         725,347
Stein Mart Inc.(1)                          141,867         723,522
Heidrick & Struggles
  International Inc.(1)                      62,051         719,792
CTS Corp.                                   117,667         717,769
K2 Inc.(1)                                   91,962         709,947
Radiant Systems Inc.(1)                      95,575         707,255
Curative Health Services Inc.(1)             40,977         699,887
RTI International Metals Inc.(1)             71,015         695,947
JLG Industries Inc.                         146,865         693,203
Central Vermont Public Service Corp.         40,064         689,101
Pericom Semiconductor Corp.(1)               88,113         685,519
Harmonic Inc.(1)                            205,306         683,669
Pope & Talbot Inc.                           53,436         670,622
Tollgrade Communications Inc.(1)             46,334         664,893
SPSS Inc.(1)                                 58,667         664,110
Robbins & Myers Inc.                         49,026         659,890
Quaker Chemical Corp.                        31,870         650,148
Cleveland-Cliffs Inc.(1)                     34,811         649,225
Caraustar Industries Inc.(1)                 95,387         645,770
Oxford Industries Inc.                       25,694         633,357
Presidential Life Corp.                     100,252         630,585
Input/Output Inc.(1)                        174,740         629,064
PC-Tel Inc.(1)                               68,090         613,491
TALX Corp.                                   47,247         612,794
National Presto Industries Inc.              23,360         610,864
Buckeye Technologies Inc.(1)                126,377         600,291
Building Materials Holdings Corp.            44,901         597,632
Administaff Inc.(1)                          95,323         595,769
Coachmen Industries Inc.                     54,105         595,155
Supertex Inc.(1)                             43,249         594,674
Hologic Inc.(1)                              67,742         583,326
X-Rite Inc.                                  69,138         581,451
Audiovox Corp. Class A(1)                    78,217         579,588
Footstar Inc.(1)                             68,910         578,844
Interface Inc. Class A                      175,046         577,652
Bally Total Fitness Holding Corp.(1)        113,353         574,700
Keithley Instruments Inc.                    52,799         570,757
MRO Software Inc.(1)                         82,924         568,859
Great Atlantic & Pacific Tea Co.(1)         131,655         567,433
Planar Systems Inc.(1)                       47,601         559,788
Wabash National Corp.(1)                     87,668         552,308
Symmetricom Inc.(1)                         144,182         546,450
Bio-Technology General Corp.(1)             200,758         540,039
Mesa Air Group Inc.(1)                      107,795         535,741
Volt Information Sciences Inc.(1)            52,013         533,653
Ryerson Tull Inc.                            84,836         530,225
Midway Games Inc.(1)                        158,862         525,833
4Kids Entertainment Inc.(1)                  43,110         508,698
Angelica Corp.                               29,750         507,237
Frontier Airlines Inc.(1)                   101,796         505,926
Concord Communications Inc.(1)               58,516         501,482
Fleetwood Enterprises Inc.(1)               122,860         498,812
Gerber Scientific Inc.(1)                    75,629         497,639
Bei Technologies Inc.                        50,443         489,297
Material Sciences Corp.(1)                   48,002         483,380
Lydall Inc.(1)                               54,757         481,862
Milacron Inc.                               115,371         478,790
Concord Camera Corp.(1)                      95,419         478,049
Standard Motor Products Inc.                 42,926         476,479
Network Equipment Technologies Inc.(1)       76,832         463,297
CryoLife Inc.(1)                             67,280         460,868
Insurance Auto Auctions Inc.(1)              41,867         460,537
Tower Automotive Inc.(1)                    193,900         459,543
Nature's Sunshine Products Inc.              51,996         456,005
Goody's Family Clothing Inc.(1)             112,533         453,508
Century Aluminum Co.                         70,584         448,208
Department 56 Inc.(1)                        44,702         438,974
Netegrity Inc.(1)                           116,906         433,721
Pinnacle Entertainment Inc.(1)               88,677         432,744
Bassett Furniture Industries Inc.            40,072         420,756
Metro One Telecommunications Inc.(1)         84,385         420,237
Nelson (Thomas) Inc.(1)                      49,134         418,130
Roxio Inc.(1)                                67,177         416,497
AAR Corp.                                   108,874         411,544

44                                   2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600 INDEX FUND
March 31, 2003

Security                                     Shares           Value
-------------------------------------------------------------------
C-COR.net Corp.(1)                          124,299  $      410,187
Artesyn Technologies Inc.(1)                131,245         406,859
OMNOVA Solutions Inc.(1)                    135,891         400,878
RadiSys Corp.(1)                             60,374         400,280
Salton Inc.(1)                               37,797         396,869
NYFIX Inc.(1)                               106,307         394,399
Applica Inc.(1)                              80,637         394,315
Ultimate Electronics Inc.(1)                 49,591         394,248
Astec Industries Inc.(1)                     67,266         390,815
Alliance Semiconductor Corp.(1)             121,884         390,029
On Assignment Inc.(1)                        91,426         386,732
Three-Five Systems Inc.(1)                   74,187         378,354
Midas Inc.(1)                                51,209         373,826
Stillwater Mining Co.(1)                    148,716         371,790
CPI Corp.                                    27,885         366,130
Osteotech Inc.(1)                            58,384         363,732
Phoenix Technologies Ltd.(1)                 85,393         362,920
SBS Technologies Inc.(1)                     49,900         362,773
Butler Manufacturing Co.                     21,865         358,586
Theragenics Corp.(1)                        103,081         356,660
Nash Finch Co.                               41,383         348,859
Bell Microproducts Inc.(1)                   67,200         343,392
Fedders Corp.                               103,601         340,847
Enesco Group Inc.(1)                         47,519         340,711
Green Mountain Power Corp.                   16,806         339,649
IMCO Recycling Inc.(1)                       52,520         333,502
Royal Appliance Manufacturing Co.(1)         44,458         326,322
Intermet Corp.                               88,765         323,105
Captaris Inc.(1)                            110,690         319,894
Penford Corp.                                26,616         318,594
Champion Enterprises Inc.(1)                171,146         314,909
AstroPower Inc.(1)                           74,697         312,233
Steel Technologies Inc.                      33,308         298,473
Brush Engineered Materials Inc.(1)           57,779         292,940
Catapult Communications Corp.(1)             45,358         288,477
Ashworth Inc.(1)                             44,404         281,965
Commonwealth Industries Inc.                 55,655         274,936
Ziz Corp.(1)                                 63,646         273,678
QRS Corp.(1)                                 54,899         269,554
NorthWestern Corp.                          127,867         268,521
Castle (A.M.) & Co.(1)                       53,918         256,110
Cross (A.T.) Co. Class A(1)                  53,666         255,450
Huffy Corp.(1)                               51,644         254,088
Digi International Inc.(1)                   74,280         241,410
BE Aerospace Inc.(1)                        122,871         233,455
Haggar Corp.                                 21,448         227,778
Concerto Software Inc.(1)                    39,816         218,988
SCPIE Holdings Inc.                          34,299         214,026
Brooktrout Inc.(1)                           41,086         197,624
MapInfo Corp.(1)                             50,557         195,656
Magnetek Inc.(1)                             79,192         190,061
Wolverine Tube Inc.(1)                       41,089         184,490
Meade Instruments Corp.(1)                   66,225         176,821
ArQule Inc.(1)                               71,203         171,599
Carreker Corp.(1)                            77,851         159,595
Computer Task Group Inc.(1)                  69,745         134,608
SCM Microsystems Inc.(1)                     52,221         130,553
Flow International Corp.(1)                  51,517         103,034
TOTAL COMMON STOCKS
  (Cost: $1,328,571,779)                              1,021,392,874

SHORT TERM INSTRUMENTS - 0.29%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       79,798          79,798
BlackRock Temp Cash Money Market Fund     2,870,758       2,870,758

Goldman Sachs Financial Square Prime
  Obligation Fund                            15,630          15,630
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,966,186)                                      2,966,186

TOTAL INVESTMENTS IN SECURITIES - 100.20%
  (Cost $1,331,537,965)                               1,024,359,060
Other Assets, Less Liabilities - (0.20%)                 (2,063,103)
                                                     --------------
NET ASSETS - 100.00%                                 $1,022,295,957
                                                     ==============

(1) Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      45

Schedule of Investments

iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.96%
NVR Inc.(1)                                  15,306  $  5,035,674
Cephalon Inc.(1)                            118,368     4,727,618
Alliant Techsystems Inc.(1)                  81,891     4,422,933
Zebra Technologies Corp. Class A(1)          66,920     4,309,648
Mid Atlantic Medical Services Inc.(1)       102,674     4,163,431
Harman International Industries Inc.         69,179     4,051,814
Newfield Exploration Co.(1)                 110,700     3,751,623
Scotts Co. (The) Class A(1)                  66,227     3,430,559
Cullen/Frost Bankers Inc.                   109,577     3,328,949
Renal Care Group Inc.(1)                    103,836     3,237,606
Pharmaceutical Product
  Development Inc.(1)                       119,246     3,201,874
Medicis Pharmaceutical Corp. Class A(1)      57,295     3,185,029
O'Reilly Automotive Inc.(1)                 114,360     3,099,156
Hudson United Bancorp                        96,603     2,975,372
Performance Food Group Co.(1)                96,893     2,970,739
Graco Inc.                                   97,450     2,738,345
UGI Corp.                                    59,650     2,726,005
ITT Educational Services Inc.(1)             96,737     2,708,636
NBTY Inc.(1)                                142,605     2,703,791
First Midwest Bancorp Inc.                  100,429     2,592,072
IDEXX Laboratories Inc.(1)                   73,805     2,580,961
United Bancshares Inc.                       90,336     2,502,307
Accredo Health Inc.(1)                      101,910     2,480,388
Priority Healthcare Corp. Class B(1)         93,072     2,480,369
Respironics Inc.(1)                          71,973     2,473,784
Cerner Corp.(1)                              76,058     2,462,758
Polaris Industries Inc.                      48,654     2,419,077
Global Payments Inc.                         79,236     2,418,283
Ethan Allen Interiors Inc.                   80,912     2,381,240
FactSet Research Systems Inc.                72,397     2,349,283
Regis Corp.                                  93,363     2,325,672
First Bancorp                                85,585     2,309,083
Diagnostic Products Corp.                    61,147     2,283,840
ResMed Inc.(1)                               70,817     2,264,728
Oshkosh Truck Corp.                          35,651     2,221,057
Southwest Bancorp of Texas Inc.(1)           72,509     2,177,445
Pacific Sunwear of California Inc.(1)       105,712     2,151,239
Community First Bankshares Inc.              83,882     2,143,185
Sonic Corp.(1)                               83,244     2,119,392
La-Z-Boy Inc.                               121,492     2,099,382
Florida Rock Industries Inc.                 61,181     2,070,977
Waste Connections Inc.(1)                    59,859     2,065,136
Heartland Express Inc.(1)                   107,104     2,054,255
CACI International Inc. Class A(1)           61,477     2,050,873
Essex Property Trust Inc.                    39,117     2,043,863
Hilb, Rogal & Hamilton Co.                   65,407     2,043,315
Chittenden Corp.                             77,750     2,032,385
Idex Corp.                                   69,630     2,019,270
Invacare Corp.                               64,000     2,015,360
Arbitron Inc.(1)                             63,311     2,006,959
P.F. Chang's China Bistro Inc.(1)            53,703     1,987,011
UCBH Holdings Inc.                           45,032     1,980,507
Cooper Companies Inc.                        66,205     1,979,529
Take-Two Interactive Software Inc.(1)        87,689     1,959,849
Landstar System Inc.(1)                      33,884     1,948,330
Roper Industries Inc.                        67,190     1,938,431
CLARCOR Inc.                                 53,370     1,931,994
Cognex Corp.(1)                              91,161     1,929,878
Patina Oil & Gas Corp.                       58,301     1,918,103
Panera Bread Co. Class A(1)                  62,410     1,902,881
New Jersey Resources Corp.                   57,905     1,890,598
Toro Co.                                     26,687     1,869,424
Delta & Pine Land Co.                        81,794     1,849,362
Evergreen Resources Inc.(1)                  40,683     1,843,347
TECHNE Corp.(1)                              88,969     1,838,989
Hyperion Solutions Corp.(1)                  74,717     1,811,887
Kroll Inc.(1)                                83,540     1,788,591
Quiksilver Inc.(1)                           58,119     1,779,604
Simpson Manufacturing Co. Inc.(1)            52,471     1,773,520
Cymer Inc.(1)                                73,100     1,728,815
Flir Systems Inc.(1)                         36,341     1,722,927
Fossil Inc.(1)                               99,215     1,708,482
Mentor Corp.                                 99,321     1,699,382
INAMED Corp.(1)                              46,863     1,676,290
Cabot Oil & Gas Corp.                        68,840     1,652,160
American Italian Pasta Co. Class A(1)        37,843     1,636,710
CEC Entertainment Inc.(1)                    58,968     1,604,519
East West Bancorp Inc.                       51,136     1,577,546
Knight Transportation Inc.(1)                79,483     1,565,020

46                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Baldor Electric Co.                          73,125  $  1,564,875
Hot Topic Inc.(1)                            66,530     1,550,814
Thor Industries Inc.                         61,237     1,532,762
Harland (John H.) Co.                        63,013     1,531,846
Fred's Inc.                                  54,980     1,531,193
TrustCo Bank Corp. NY                       159,001     1,531,180
Yellow Corp.(1)                              62,944     1,518,839
St. Mary Land & Exploration Co.              59,841     1,499,017
Kronos Inc.(1)                               42,657     1,495,128
Dionex Corp.(1)                              45,074     1,488,794
Varian Semiconductor Equipment
  Associates Inc.(1)                         73,127     1,487,403
SCP Pool Corp.(1)                            49,832     1,480,509
CAL Dive International Inc.(1)               79,968     1,440,224
Sybron Dental Specialties Inc.(1)            81,461     1,421,494
Watson Wyatt & Co. Holdings(1)               70,617     1,419,402
MacDermid Inc.                               68,879     1,408,576
ADVO Inc.(1)                                 42,576     1,405,008
Brady Corp. Class A                          49,523     1,400,510
Georgia Gulf Corp.                           69,242     1,393,841
Pinnacle Systems Inc.(1)                    133,765     1,392,494
Roadway Corp.                                41,465     1,389,907
SERENA Software Inc.(1)                      87,060     1,389,565
Arkansas Best Corp.                          53,399     1,357,403
Engineered Support Systems Inc.              34,295     1,342,649
Integra LifeSciences Holdings Corp.(1)       57,989     1,333,747
Tractor Supply Co.(1)                        38,923     1,285,237
Progress Software Corp.(1)                   71,539     1,284,125
Owens & Minor Inc.                           73,081     1,282,572
AMERIGROUP Corp.(1)                          43,770     1,280,710
ATMI Inc.(1)                                 65,832     1,267,924
Power Integrations Inc.(1)                   61,043     1,265,421
Dime Community Bancshares                    55,210     1,260,444
Avid Technology Inc.(1)                      56,835     1,258,327
NDCHealth Corp.                              74,482     1,249,063
Argosy Gaming Co.(1)                         62,019     1,239,140
Mercury Computer Systems Inc.(1)             45,452     1,236,294
BARRA Inc.(1)                                41,581     1,234,540
Cost Plus Inc.(1)                            46,645     1,227,696
Biosite Inc.(1)                              31,764     1,220,055
Too Inc.(1)                                  73,043     1,213,244
Kaydon Corp.                                 64,347     1,211,011
Hydril Co.(1)                                48,233     1,205,343
DRS Technologies Inc.(1)                     48,040     1,201,480
CUNO Inc.(1)                                 35,616     1,197,766
Trimble Navigation Ltd.(1)                   62,299     1,179,943
SurModics Inc.(1)                            37,094     1,146,576
Haemonetics Corp.(1)                         51,934     1,134,758
Sterling Bancshares Inc.                     94,131     1,119,218
AmSurg Corp.(1)                              44,022     1,109,354
Valmont Industries Inc.                      51,158     1,105,013
Winnebago Industries Inc.                    40,242     1,094,582
Manhattan Associates Inc.(1)                 61,818     1,083,670
CARBO Ceramics Inc.                          32,960     1,082,736
G&K Services Inc. Class A                    44,425     1,066,200
Wintrust Financial Corp.                     36,811     1,052,795
United Natural Foods Inc.(1)                 40,951     1,044,251
Rogers Corp.(1)                              33,926     1,008,281
American Medical Systems
  Holdings Inc.(1)                           69,459     1,003,683
Papa John's International Inc.(1)            40,026     1,001,851
Forward Air Corp.(1)                         45,934       999,570
Nautilus Group Inc. (The)                    69,761       994,792
Christopher & Banks Corp.(1)                 55,263       978,155
K-Swiss Inc. Class A                         38,185       975,627
Coca-Cola Bottling Co. Consolidated          19,335       964,816
MAXIMUS Inc.(1)                              45,445       964,343
Frontier Oil Corp.                           56,025       958,027
Remington Oil & Gas Corp.(1)                 56,217       957,376
Manitowoc Co. Inc. (The)                     56,552       950,639
Gymboree Corp.(1)                            62,428       938,917
Cubic Corp.                                  57,259       934,467
WD-40 Co.                                    35,498       880,350
MICROS Systems Inc.(1)                       37,208       874,760
Teledyne Technologies Inc.(1)                68,956       872,983
WMS Industries Inc.(1)                       66,083       842,558
ICU Medical Inc.(1)                          30,315       833,996
Advanced Medical Optics Inc.(1)              61,562       828,009
AFC Enterprises Inc.(1)                      60,876       819,391
Sierra Health Services Inc.(1)               63,324       816,880
InVision Technologies Inc.(1)                36,280       815,212
FileNET Corp.(1)                             76,951       807,216

SCHEDULES OF INVESTMENTS                                                      47
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Enzo Biochem Inc.(1)                         61,008  $    797,375
Inter-Tel Inc.                               52,815       792,753
Coinstar Inc.(1)                             47,202       792,522
EDO Corp.                                    42,189       763,621
Kopin Corp.(1)                              148,709       749,493
ANSYS Inc.(1)                                31,291       749,419
Shuffle Master Inc.(1)                       36,137       728,197
Boston Private Financial Holdings Inc.       48,557       726,413
Itron Inc.(1)                                43,421       725,565
New England Business Service Inc.            27,937       715,187
Regeneron Pharmaceuticals Inc.(1)            94,334       709,392
Pre-Paid Legal Services Inc.(1)              40,912       706,959
Libbey Inc.                                  28,669       705,257
StarTek Inc.(1)                              30,534       697,702
Noven Pharmaceuticals Inc.(1)                48,547       685,484
OshKosh B'Gosh Inc. Class A                  26,359       685,334
MGI Pharma Inc.(1)                           54,201       683,475
Websense Inc.(1)                             46,187       677,563
Genesco Inc.(1)                              46,715       664,287
Intermagnetics General Corp.(1)              35,514       633,570
Possis Medical Inc.(1)                       37,224       601,540
Advanced Energy Industries Inc.(1)           69,123       593,767
Boston Communications Group Inc.(1)          37,441       586,326
MemberWorks Inc.(1)                          27,378       571,926
ArthroCare Corp.(1)                          45,170       563,270
Hancock Fabrics Inc.                         40,455       562,324
Photon Dynamics Inc.(1)                      34,296       561,083
Plains Resource Inc.(1)                      51,706       551,703
Lindsay Manufacturing Co.                    25,123       540,144
Rainbow Technologies Inc.(1)                 56,496       532,757
Prima Energy Corp.(1)                        27,332       512,202
Kulicke & Soffa Industries Inc.(1)          106,879       507,675
Rudolph Technologies Inc.(1)                 34,983       505,504
Labor Ready Inc.(1)                          87,948       501,304
Jill (J.) Group Inc. (The)(1)                41,761       484,428
Helix Technology Corp.                       55,911       481,394
Advanced Marketing Services Inc.             41,093       459,831
Radiant Systems Inc.(1)                      59,903       443,282
Harmonic Inc.(1)                            128,803       428,914
Quaker Chemical Corp.                        19,998       407,959
X-Rite Inc.                                  43,698       367,500
Keithley Instruments Inc.                    33,431       361,389
MRO Software Inc.(1)                         52,652       361,193
Planar Systems Inc.(1)                       30,133       354,364
Wabash National Corp.(1)                     55,426       349,184
Midway Games Inc.(1)                        100,448       332,483
4Kids Entertainment Inc.(1)                  27,060       319,308
Concord Communications Inc.(1)               37,030       317,347
Bei Technologies Inc.                        31,056       301,243
Champion Enterprises Inc.(1)                110,771       203,819
Catapult Communications Corp.(1)             28,458       180,993
Ziz Corp.(1)                                 40,503       174,163
QRS Corp.(1)                                 34,407       168,938
TOTAL COMMON STOCKS
  (Cost: $348,032,583)                                312,647,818

SHORT TERM INSTRUMENTS - 0.45%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      187,722       187,722
BlackRock Temp Cash Money Market Fund     1,214,588     1,214,588
Goldman Sachs Financial Square Prime
  Obligation Fund                             6,613         6,613
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,408,923)                                    1,408,923

TOTAL INVESTMENTS IN SECURITIES - 100.41%
  (Cost $349,441,506)                                 314,056,741
Other Assets, Less Liabilities - (0.41%)               (1,284,348)
                                                     ------------
NET ASSETS - 100.00%                                 $312,772,393
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

48                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.94%
Washington Federal Inc.                     220,799  $  4,650,027
Whitney Holding Corp.                       127,137     4,337,914
Timken Co. (The)                            271,438     4,239,862
Raymond James Financial Inc.                156,433     4,046,922
Piedmont Natural Gas Co.                    105,374     3,756,583
AptarGroup Inc.                             114,117     3,691,685
Energen Corp.                               109,997     3,526,504
Shurgard Storage Centers Inc. Class A       113,447     3,522,529
Ryland Group Inc.                            81,497     3,519,855
Downey Financial Corp.                       88,700     3,495,667
Zale Corp.(1)                               101,898     3,336,141
Corn Products International Inc.            113,258     3,302,603
South Financial Group Inc. (The)            150,384     3,255,814
M.D.C. Holdings Inc.                         84,187     3,231,097
Commercial Federal Corp.                    143,499     3,116,798
Jeffries Group Inc.                          85,410     3,070,490
Atmos Energy Corp.                          144,073     3,062,992
Tom Brown Inc.(1)                           124,615     3,015,683
Alpharma Inc. Class A                       163,060     2,923,666
AnnTaylor Stores Corp.(1)                   142,370     2,922,856
Staten Island Bancorp Inc.                  191,252     2,853,480
Linens 'N Things Inc.(1)                    139,955     2,843,886
Stone Energy Corp.(1)                        83,628     2,808,228
Unit Corp.(1)                               137,611     2,792,127
Skyworks Solutions Inc.(1)                  438,495     2,731,824
Mueller Industries Inc.(1)                  108,767     2,715,912
Anixter International Inc.(1)               118,864     2,694,647
Briggs & Stratton Corp.                      68,736     2,669,706
Standard-Pacific Corp.                      103,814     2,648,295
Lennox International Inc.                   183,458     2,641,795
Flowers Foods Inc.                           95,241     2,608,651
Susquehanna Bancshares Inc.                 125,799     2,606,555
Delphi Financial Group Inc. Class A          65,398     2,562,294
Cimarex Energy Co.(1)                       129,253     2,513,971
MAF Bancorp Inc.                             73,818     2,483,976
Smith (A.O.) Corp.                           92,309     2,473,881
New Century Financial Corp.                  79,150     2,467,976
Philadelphia Consolidated
  Holding Corp.(1)                           68,455     2,464,380
Maverick Tube Corp.(1)                      132,317     2,461,096
Flagstar Bancorp Inc.                        93,255     2,459,134
Tetra Tech Inc.(1)                          169,405     2,395,387
Ralcorp Holdings Inc.(1)                     91,709     2,388,102
Colonial Properties Trust                    71,723     2,372,597
Albany International Corp. Class A          102,706     2,352,994
Kellwood Co.                                 81,167     2,348,973
Burlington Coat Factory Warehouse Corp.     141,257     2,302,489
LandAmerica Financial Group Inc.             57,833     2,298,862
EMCOR Group Inc.(1)                          47,362     2,285,217
Massey Energy Co.                           239,105     2,247,587
SEACOR SMIT Inc.(1)                          63,306     2,215,710
Capital Automotive                           88,826     2,215,320
United Stationers Inc.(1)                   103,092     2,201,014
Benchmark Electronics Inc.(1)                77,040     2,182,543
Kansas City Southern Industries Inc.(1)     193,520     2,173,230
USFreightways Corp.                          85,535     2,164,891
Wolverine World Wide Inc.                   128,586     2,153,816
Southwest Gas Corp.                         105,412     2,145,134
Southern Union Co.(1)                       176,448     2,143,843
CH Energy Group Inc.                         50,782     2,117,609
RLI Corp.                                    78,343     2,105,076
Jack in the Box Inc.(1)                     115,961     2,100,054
Fuller (H.B.) Co.                            90,093     2,082,950
Russ Berrie & Co. Inc.                       64,995     2,079,840
Gables Residential Trust                     77,259     2,067,451
Selective Insurance Group Inc.               83,895     2,058,783
Adaptec Inc.(1)                             340,393     2,052,570
Spinnaker Exploration Co.(1)                105,537     2,049,529
ABM Industries Inc.                         155,780     2,046,949
Northwest Natural Gas Co.                    81,065     2,034,732
Pediatrix Medical Group Inc.(1)              80,110     2,013,965
US Oncology Inc.(1)                         283,425     2,012,318
Hutchinson Technology Inc.(1)                80,995     2,002,196
Cambrex Corp.                                82,628     1,984,725
Curtiss-Wright Corp.                         32,530     1,968,065
Waypoint Financial Corp.                    113,360     1,956,594
Rare Hospitality International Inc.(1)       69,811     1,943,538
Kilroy Realty Corp.                          87,186     1,926,811
Analogic Corp.                               42,189     1,922,595
Lone Star Technologies Inc.(1)               90,439     1,910,072
Vintage Petroleum Inc.                      200,995     1,909,453
SkyWest Inc.                                182,981     1,886,534

SCHEDULES OF INVESTMENTS                                                      49
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Men's Wearhouse Inc. (The)(1)               126,055  $  1,885,783
Kirby Corp.(1)                               76,389     1,879,169
Casey's General Store Inc.                  157,599     1,875,428
Cleco Corp.                                 149,286     1,873,539
Technitrol Inc.(1)                          127,382     1,864,872
UniSource Energy Corp.                      106,571     1,843,678
Black Box Corp.                              61,274     1,815,549
Triarc Companies Inc.(1)                     64,585     1,798,692
Provident Bankshares Corp.                   77,803     1,795,693
Russell Corp.                               102,172     1,788,010
Acuity Brands Inc.                          131,650     1,770,692
Steel Dynamics Inc.(1)                      150,939     1,758,439
Hughes Supply Inc.                           75,485     1,758,046
Coherent Inc.(1)                             92,823     1,740,431
Irwin Financial Corp.                        88,109     1,717,244
Oceaneering International Inc.(1)            78,582     1,717,017
El Paso Electric Co.(1)                     158,316     1,709,813
Anchor BanCorp Wisconsin Inc.                77,607     1,703,474
Sunrise Assisted Living Inc.(1)              70,626     1,695,024
Fremont General Corp.                       238,792     1,659,604
THQ Inc.(1)                                 126,541     1,655,156
FEI Co.(1)                                  103,452     1,651,094
Hain Celestial Group Inc.(1)                108,094     1,633,300
Quanex Corp.                                 51,497     1,632,455
FirstFed Financial Corp.(1)                  53,969     1,629,324
American Management Systems Inc.(1)         134,590     1,625,847
Avista Corp.                                152,868     1,618,872
Exar Corp.(1)                               126,943     1,613,446
UIL Holdings Corp.                           46,095     1,599,497
DSP Group Inc.(1)                            86,448     1,567,302
Cato Corp. Class A                           81,024     1,542,697
Aztar Corp.(1)                              114,770     1,541,361
Group 1 Automotive Inc.(1)                   71,684     1,534,038
Verity Inc.(1)                              110,467     1,529,968
Reliance Steel & Aluminum Co.               101,202     1,528,150
Brown Shoe Co. Inc.                          56,022     1,516,516
IHOP Corp.(1)                                66,955     1,509,166
CONMED Corp.(1)                              91,340     1,498,889
Landry's Restaurants Inc.                    88,409     1,485,271
Axcelis Technologies Inc.(1)                313,176     1,481,322
UICI(1)                                     153,535     1,475,471
W-H Energy Services Inc.(1)                  85,731     1,467,715
PRG-Schultz International Inc.(1)           201,880     1,455,555
Tredegar Corp.                              121,634     1,453,526
Ryan's Family Steak Houses Inc.(1)          137,778     1,446,807
Veeco Instruments Inc.(1)                    92,870     1,433,913
CDI Corp.(1)                                 61,534     1,433,742
Paxar Corp.(1)                              125,171     1,433,208
Lone Star Steakhouse & Saloon Inc.           66,802     1,415,534
Aaron Rents Inc.                             69,195     1,410,194
Southwestern Energy Co.(1)                  107,054     1,402,407
Laclede Group Inc. (The)                     60,282     1,398,542
Rock-Tenn Co. Class A                       109,229     1,398,131
BankUnited Financial Corp. Class A(1)        79,206     1,397,986
Seacoast Financial Services Corp.            75,956     1,386,265
Province Healthcare Co.(1)                  154,787     1,369,865
Glenborough Realty Trust Inc.                88,314     1,365,334
Schulman (A.) Inc.                           93,507     1,358,657
Thomas Industries Inc.                       54,499     1,351,575
Watts Industries Inc. Class A                86,211     1,343,167
Griffon Corp.(1)                            103,821     1,339,291
Arch Chemicals Inc.                          71,363     1,334,488
Standard Register Co. (The)                  89,296     1,330,510
Actel Corp.(1)                               76,894     1,311,812
Stewart Information Services Corp.(1)        56,489     1,311,110
Riggs National Corp.                         90,833     1,303,454
Offshore Logistics Inc.(1)                   71,697     1,294,131
Texas Industries Inc.                        67,054     1,289,448
Zenith National Insurance Corp.              59,777     1,282,217
Marcus Corp.                                 93,757     1,275,095
Datascope Corp.                              47,083     1,275,008
Barnes Group Inc.                            60,200     1,273,832
Commercial Metals Co.                        89,868     1,253,659
Pep Boys-Manny, Moe & Jack Inc.             164,235     1,248,186
Global Imaging Systems Inc.(1)               67,391     1,246,734
Dress Barn Inc.(1)                           92,430     1,243,184
Woodward Governor Co.                        35,483     1,241,550
Jo-Ann Stores Inc.(1)                        61,836     1,236,720
Regal-Beloit Corp.                           79,706     1,220,299
Photronics Inc.(1)                          101,648     1,208,595
Shaw Group Inc. (The)(1)                    119,694     1,202,925
O'Charley's Inc.(1)                          62,617     1,200,368
Action Performance Companies Inc.            56,587     1,196,815
NCO Group Inc.(1)                            82,529     1,196,671
PolyMedica Corp.(1)                          39,248     1,195,102
Phillips-Van Heusen Corp.                    96,266     1,188,885

50                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
URS Corp.(1)                                102,233  $  1,178,746
ElkCorp                                      61,838     1,174,922
International Multifoods Corp.(1)            60,799     1,174,637
Viasys Healthcare Inc.(1)                    83,478     1,168,692
American States Water Co.                    48,317     1,154,776
DuPont Photomasks Inc.(1)                    57,294     1,149,318
Central Parking Corp.                       114,798     1,147,980
PolyOne Corp.                               291,866     1,138,277
Insituform Technologies Inc. Class A(1)      84,445     1,135,785
Triumph Group Inc.(1)                        50,501     1,133,747
Financial Federal Corp.(1)                   59,165     1,130,052
Brooks Automation Inc.(1)                   116,032     1,122,029
Information Holdings Inc.(1)                 69,483     1,118,676
Watsco Inc.                                  81,628     1,116,671
Esterline Technologies Corp.(1)              65,990     1,115,891
Atwood Oceanics Inc.(1)                      44,108     1,113,286
Electro Scientific Industries Inc.(1)        88,310     1,109,174
PAREXEL International Corp.(1)               80,471     1,104,062
Vital Sign Inc.                              41,211     1,094,152
Arctic Cat Inc.                              70,010     1,092,856
Dendrite International Inc.(1)              127,175     1,080,988
Imagistics International Inc.(1)             57,997     1,079,904
Aeroflex Inc.(1)                            190,676     1,079,226
Schweitzer-Mauduit International Inc.        47,592     1,070,820
Stride Rite Corp.                           125,968     1,070,728
ShopKo Stores Inc.(1)                        91,737     1,068,736
Bowne & Co. Inc.                            106,416     1,064,160
General Communication Inc. Class A(1)       176,810     1,052,020
School Specialty Inc.(1)                     58,675     1,042,655
Nautica Enterprises Inc.(1)                 107,099     1,038,860
Insight Enterprises Inc.(1)                 146,732     1,034,461
Tetra Technologies Inc.(1)                   44,951     1,033,873
Hooper Holmes Inc.                          204,108     1,020,540
eFunds Corp.(1)                             148,004     1,016,787
Checkpoint Systems Inc.(1)                  103,090     1,014,406
SPS Technologies Inc.(1)                     41,527     1,013,259
Applied Industrial Technologies Inc.         60,637     1,013,244
Microsemi Corp.(1)                           92,376     1,011,517
First Republic Bank(1)                       46,725     1,009,260
Chemed Corp.                                 31,195       988,570
Stewart & Stevenson Services Inc.            90,324       984,532
C&D Technologies Inc.                        81,908       981,258
CIMA Labs Inc.(1)                            45,135       979,430
Cohu Inc.                                    66,763       976,743
CIBER Inc.(1)                               204,326       972,592
Sola International Inc.(1)                   77,979       963,820
Duane Reade Inc.(1)                          75,934       962,843
Allen Telecom Inc.(1)                        97,324       948,909
Viasat Inc.(1)                               83,430       948,599
Cable Design Technologies Corp.(1)          142,635       948,523
Park Electrochemical Corp.                   62,647       948,476
Monaco Coach Corp.(1)                        91,548       948,437
Wellman Inc.                                101,461       946,631
TBC Corp.(1)                                 67,379       943,306
Armor Holdings Inc.(1)                       93,390       933,900
Gardner Denver Inc.(1)                       50,435       928,004
Ionics Inc.(1)                               55,894       925,046
JDA Software Group Inc.(1)                   90,094       910,850
Myers Industries Inc.                        95,302       910,134
Methode Electronics Inc. Class A            112,069       907,759
Deltic Timber Corp.                          37,777       902,870
RehabCare Group Inc.(1)                      50,223       896,481
Atlantic Coast Airlines Holdings Inc.(1)    143,278       889,756
GBC Bancorp                                  36,581       883,431
Pegasus Solutions Inc.(1)                    77,984       873,421
Universal Forest Products Inc.               56,230       871,565
J&J Snack Foods Corp.(1)                     28,446       862,483
Ultratech Stepper Inc.(1)                    71,720       858,488
GenCorp. Inc.                               137,231       857,694
Pioneer-Standard Electronics Inc.           101,353       855,419
Belden Inc.                                  79,090       850,218
Orthodontic Centers of America Inc.(1)      162,970       849,074
Nuevo Energy Co.(1)                          61,351       831,306
Systems & Computer Technology Corp.(1)      107,204       820,111
ESS Technology Inc.(1)                      137,192       817,664
DIMON Inc.                                  141,777       812,382
Standard Microsystems Corp.(1)               53,470       812,209
Chesapeake Corp.                             48,043       811,446
Jakks Pacific Inc.(1)                        77,257       800,383
OM Group Inc.                                90,010       787,588
Steak n Shake Company (The)(1)               85,995       785,994
Lawson Products Inc.                         30,118       785,176

SCHEDULES OF INVESTMENTS                                                      51
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Children's Place Retail
  Stores Inc. (The)(1)                       85,011  $    782,951
SOURCECORP Inc.(1)                           55,444       776,770
Vicor Corp.(1)                              134,130       764,541
SWS Group Inc.                               54,240       763,699
NUI Corp.                                    51,327       749,374
Dril-Quip Inc.(1)                            54,789       748,966
Sturm Ruger & Co. Inc.                       85,278       747,035
Spherion Corp.(1)                           186,808       741,628
Lance Inc.                                   92,209       741,360
Cash America International Inc.              78,136       740,729
Haverty Furniture Companies Inc.             68,872       740,374
Prime Hospitality Corp.(1)                  142,902       737,374
Swift Energy Co.(1)                          86,171       733,315
Standex International Corp.                  38,322       730,034
Mobile Mini Inc.(1)                          45,646       729,423
Apogee Enterprises Inc.                      87,995       723,407
Consolidated Graphics Inc.(1)                42,226       709,819
Veritas DGC Inc.(1)                         106,531       708,431
Bel Fuse Inc. Class B                        34,975       702,998
Skyline Corp.                                26,850       700,785
Impath Inc.(1)                               51,736       698,436
Wet Seal Inc. Class A(1)                     94,334       688,638
Cascade Natural Gas Corp.                    35,343       685,654
Kaman Corp. Class A                          69,528       679,984
Stein Mart Inc.(1)                          132,847       677,520
Heidrick & Struggles
  International Inc.(1)                      58,032       673,171
CTS Corp.                                   108,487       661,771
K2 Inc.(1)                                   84,850       655,042
Curative Health Services Inc.(1)             38,324       654,574
JLG Industries Inc.                         137,503       649,014
RTI International Metals Inc.(1)             66,159       648,358
Central Vermont Public Service Corp.         37,339       642,231
Pericom Semiconductor Corp.(1)               82,163       639,228
Pope & Talbot Inc.                           49,952       626,898
SPSS Inc.(1)                                 54,838       620,766
Tollgrade Communications Inc.(1)             43,094       618,399
Robbins & Myers Inc.                         45,904       617,868
Cleveland-Cliffs Inc.(1)                     32,457       605,323
Caraustar Industries Inc.(1)                 89,296       604,534
Presidential Life Corp.                      94,069       591,694
Oxford Industries Inc.                       23,924       589,727
Input/Output Inc.(1)                        161,870       582,732
PC-Tel Inc.(1)                               63,314       570,459
National Presto Industries Inc.              21,760       569,024
TALX Corp.                                   43,335       562,055
Buckeye Technologies Inc.(1)                118,127       561,103
Coachmen Industries Inc.                     50,641       557,051
Administaff Inc.(1)                          89,102       556,887
Building Materials Holdings Corp.            41,805       556,425
Supertex Inc.(1)                             40,421       555,789
Audiovox Corp. Class A(1)                    73,096       541,641
Hologic Inc.(1)                              62,674       539,686
Footstar Inc.(1)                             64,139       538,768
Bally Total Fitness Holding Corp.(1)        106,118       538,018
Interface Inc. Class A                      162,770       537,141
Great Atlantic & Pacific Tea Co.(1)         123,213       531,048
Symmetricom Inc.(1)                         133,671       506,613
Bio-Technology General Corp.(1)             186,705       502,236
Mesa Air Group Inc.(1)                      100,878       501,364
Volt Information Sciences Inc.(1)            48,418       496,769
Ryerson Tull Inc.                            78,916       493,225
Angelica Corp.                               27,621       470,938
Frontier Airlines Inc.(1)                    94,112       467,737
Fleetwood Enterprises Inc.(1)               114,078       463,157
Gerber Scientific Inc.(1)                    70,340       462,837
Material Sciences Corp.(1)                   44,598       449,102
Lydall Inc.(1)                               50,920       448,096
Concord Camera Corp.(1)                      88,754       444,658
Milacron Inc.                               107,105       444,486
Standard Motor Products Inc.                 39,964       443,600
Network Equipment Technologies Inc.(1)       72,506       437,211
Tower Automotive Inc.(1)                    181,541       430,252
Insurance Auto Auctions Inc.(1)              39,111       430,221
CryoLife Inc.(1)                             62,116       425,495
Nature's Sunshine Products Inc.              48,273       423,354
Goody's Family Clothing Inc.(1)             102,947       414,876
Century Aluminum Co.                         65,220       414,147
Department 56 Inc.(1)                        41,546       407,982
Netegrity Inc.(1)                           108,471       402,427
Pinnacle Entertainment Inc.(1)               81,988       400,101
Bassett Furniture Industries Inc.            37,226       390,873
Nelson (Thomas) Inc.(1)                      45,891       390,532

52                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Metro One Telecommunications Inc.(1)         78,394  $    390,402
Roxio Inc.(1)                                61,390       380,618
AAR Corp.                                   100,657       380,482
C-COR.net Corp.(1)                          114,940       379,302
OMNOVA Solutions Inc.(1)                    128,516       379,122
Artesyn Technologies Inc.(1)                121,213       375,760
Salton Inc.(1)                               35,552       373,296
RadiSys Corp.(1)                             55,736       369,530
Ultimate Electronics Inc.(1)                 46,334       368,355
Alliance Semiconductor Corp.(1)             114,532       366,502
NYFIX Inc.(1)                                98,196       364,307
Astec Industries Inc.(1)                     62,517       363,224
Applica Inc.(1)                              74,244       363,053
On Assignment Inc.(1)                        83,419       352,862
Stillwater Mining Co.(1)                    138,945       347,363
Midas Inc.(1)                                47,298       345,275
Three-Five Systems Inc.(1)                   67,692       345,229
SBS Technologies Inc.(1)                     46,326       336,790
Osteotech Inc.(1)                            53,636       334,152
Phoenix Technologies Ltd.(1)                 78,583       333,978
CPI Corp.                                    25,388       333,344
Butler Manufacturing Co.                     19,920       326,688
Theragenics Corp.(1)                         93,978       325,164
Enesco Group Inc.(1)                         44,780       321,073
Bell Microproducts Inc.(1)                   62,053       317,091
Nash Finch Co.                               37,605       317,010
Green Mountain Power Corp.                   15,645       316,185
Fedders Corp.                                93,512       307,655
IMCO Recycling Inc.(1)                       48,144       305,714
Intermet Corp.                               82,433       300,056
Captaris Inc.(1)                            103,165       298,147
Penford Corp.                                24,866       297,646
Royal Appliance Manufacturing Co.(1)         40,431       296,764
AstroPower Inc.(1)                           69,768       291,630
Steel Technologies Inc.                      30,950       277,343
Brush Engineered Materials Inc.(1)           53,839       272,964
Ashworth Inc.(1)                             41,356       262,611
Commonwealth Industries Inc.                 51,750       255,645
NorthWestern Corp.                          120,808       253,697
Castle (A.M.) & Co.(1)                       49,985       237,429
Cross (A.T.) Co. Class A(1)                  48,708       231,850
Huffy Corp.(1)                               46,856       230,532
Haggar Corp.                                 20,793       220,822
Digi International Inc.(1)                   67,823       220,425
BE Aerospace Inc.(1)                        112,101       212,992
Concerto Software Inc.(1)                    37,959       208,775
SCPIE Holdings Inc.                          31,661       197,565
MapInfo Corp.(1)                             48,974       189,529
Brooktrout Inc.(1)                           39,369       189,365
Magnetek Inc.(1)                             75,031       180,074
Wolverine Tube Inc.(1)                       39,537       177,521
Meade Instruments Corp.(1)                   63,182       168,696
ArQule Inc.(1)                               67,595       162,904
Carreker Corp.(1)                            75,946       155,689
Computer Task Group Inc.(1)                  67,340       129,966
SCM Microsystems Inc.(1)                     50,679       126,698
Flow International Corp.(1)                  48,868        97,736
TOTAL COMMON STOCKS
  (Cost: $629,281,023)                                482,678,421

SHORT TERM INSTRUMENTS - 0.03%
BlackRock Temp Cash Money Market Fund       127,239       127,239
Goldman Sachs Financial Square Prime
  Obligation Fund                               693           693
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $127,932)                                        127,932

TOTAL INVESTMENTS IN SECURITIES - 99.97%
  (Cost $629,408,955)                                 482,806,353
Other Assets, Less Liabilities - 0.03%                    141,724
                                                     ------------
NET ASSETS - 100.00%                                 $482,948,077
                                                     ============

(1) Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      53

Statements of Assets and Liabilities

iSHARES TRUST
March 31, 2003

                                                                                   iSHARES S&P
                                                    ------------------------------------------------------------------------
                                                                                                                      MidCap
                                                                       500/BARRA     500/BARRA          MidCap     400/BARRA
                                                               500        Growth         Value             400        Growth
                                                        Index Fund    Index Fund    Index Fund      Index Fund    Index Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                 $6,376,785,933  $823,611,654  $890,467,492  $1,302,326,826  $357,560,042
                                                    --------------  ------------  ------------  --------------  ------------
Investments in securities, at value (including
  securities on loan(1)) (Note 1)                   $4,678,397,700  $704,966,477  $669,850,480  $1,156,982,268  $310,737,620
Receivables:
  Investment securities sold                             7,997,408       879,643     2,364,438         470,830     5,701,901
  Dividends and interest                                 5,793,905       943,494       870,612         835,463       112,762
  iShares sold                                             606,649        21,629             -               -             -
                                                    --------------  ------------  ------------  --------------  ------------
Total Assets                                         4,692,795,662   706,811,243   673,085,530   1,158,288,561   316,552,283
                                                    --------------  ------------  ------------  --------------  ------------

LIABILITIES
Payables:
  Investment securities purchased                       10,826,943     1,034,997     2,847,845               -     5,740,630
  Collateral for securities on loan (Note 5)                     -             -             -       1,928,920     1,170,960
  iShares redeemed                                               -             -             -         737,142             -
  Advisory fees (Note 2)                                   645,524       195,043       199,075         372,497       124,467
                                                    --------------  ------------  ------------  --------------  ------------
Total Liabilities                                       11,472,467     1,230,040     3,046,920       3,038,559     7,036,057
                                                    --------------  ------------  ------------  --------------  ------------
NET ASSETS                                          $4,681,323,195  $705,581,203  $670,038,610  $1,155,250,002  $309,516,226
                                                    ==============  ============  ============  ==============  ============

Net assets consist of:
  Paid-in capital                                   $6,608,353,310  $890,830,572  $956,074,952  $1,347,025,364  $417,650,857
  Undistributed net investment income                    3,339,768       416,122       550,851         410,681        36,928
  Accumulated net realized loss                       (231,981,650)  (67,020,314)  (65,970,181)    (46,841,485)  (61,349,137)
  Net unrealized depreciation                       (1,698,388,233) (118,645,177) (220,617,012)   (145,344,558)  (46,822,422)
                                                    --------------  ------------  ------------  --------------  ------------
NET ASSETS                                          $4,681,323,195  $705,581,203  $670,038,610  $1,155,250,002  $309,516,226
                                                    ==============  ============  ============  ==============  ============
iShares outstanding                                     55,050,000    15,900,000    16,600,000      14,100,000     3,500,000
                                                    ==============  ============  ============  ==============  ============
Net asset value per iShare                          $        85.04  $      44.38  $      40.36  $        81.93  $      88.43
                                                    ==============  ============  ============  ==============  ============

(1) Securities on loan with market values of $-, $-, $-, $1,859,479 and $1,128,805, respectively. See Note 5.

See notes to financial statements.

54                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
March 31, 2003

                                                                                                iSHARES S&P
                                                                        --------------------------------------------------------
                                                                              MidCap                      SmallCap      SmallCap
                                                                           400/BARRA        SmallCap     600/BARRA     600/BARRA
                                                                               Value             600        Growth         Value
                                                                          Index Fund      Index Fund    Index Fund    Index Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                     $659,050,371  $1,331,537,965  $349,441,506  $629,408,955
                                                                        ------------  --------------  ------------  ------------
Investments in securities, at value (including securities on loan(1))
  (Note 1)                                                              $546,590,829  $1,024,359,060  $314,056,741  $482,806,353
Receivables:
  Investment securities sold                                                       -      10,735,181             -     4,587,971
  Dividends and interest                                                     591,018         820,143       185,821       489,500
  iShares redeemed                                                                 -               -       212,189             -
                                                                        ------------  --------------  ------------  ------------
Total Assets                                                             547,181,847   1,035,914,384   314,454,751   487,883,824
                                                                        ------------  --------------  ------------  ------------

LIABILITIES
Payables:
  Investment securities purchased                                                  -      10,402,556       334,613     4,608,893
  Collateral for securities on loan (Note 5)                                       -       2,886,388     1,221,201       127,932
  iShares redeemed                                                           172,966               -             -             -
  Due to bank                                                                      -               -             -         1,594
  Advisory fees (Note 2)                                                     226,134         329,483       126,544       197,328
                                                                        ------------  --------------  ------------  ------------
Total Liabilities                                                            399,100      13,618,427     1,682,358     4,935,747
                                                                        ------------  --------------  ------------  ------------
NET ASSETS                                                              $546,782,747  $1,022,295,957  $312,772,393  $482,948,077
                                                                        ============  ==============  ============  ============

Net assets consist of:
  Paid-in capital                                                       $689,268,109  $1,387,227,683  $389,015,437  $668,602,547
  Undistributed net investment income                                        226,889         582,784       106,054       345,891
  Accumulated net realized loss                                          (30,252,709)    (58,335,605)  (40,964,333)  (39,397,759)
  Net unrealized depreciation                                           (112,459,542)   (307,178,905)  (35,384,765) (146,602,602)
                                                                        ------------  --------------  ------------  ------------
NET ASSETS                                                              $546,782,747  $1,022,295,957  $312,772,393  $482,948,077
                                                                        ============  ==============  ============  ============
iShares outstanding                                                        7,300,000      11,150,000     5,000,000     7,250,000
                                                                        ============  ==============  ============  ============
Net asset value per iShare                                              $      74.90  $        91.69  $      62.55  $      66.61
                                                                        ============  ==============  ============  ============

(1) Securities on loan with market values of $-, $2,791,067, $1,165,701 and $92,658, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS                                                          55

Statements of Operations

iSHARES TRUST
Year Ended March 31, 2003

                                                                    iShares S&P
                                 ------------------------------------------------------------------------------
                                                                                                        MidCap
                                                      500/BARRA       500/BARRA          MidCap      400/BARRA
                                             500         Growth           Value             400         Growth
                                      Index Fund     Index Fund      Index Fund      Index Fund     Index Fund
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends(1)                   $    71,526,503   $   7,424,139   $  14,081,154   $   9,243,052   $  1,749,772
  Interest                                48,106           5,334           8,250           3,427            670
  Securities lending
    income                               150,710           9,612          31,076         101,911         42,344
                                 ---------------   -------------   -------------   -------------   ------------
Total investment income               71,725,319       7,439,085      14,120,480       9,348,390      1,792,786
                                 ---------------   -------------   -------------   -------------   ------------
EXPENSES (NOTE 2)
  Advisory fees                        3,846,690         974,122       1,159,105       1,590,398        797,655
                                 ---------------   -------------   -------------   -------------   ------------
Total expenses                         3,846,690         974,122       1,159,105       1,590,398        797,655
                                 ---------------   -------------   -------------   -------------   ------------
Net investment income                 67,878,629       6,464,963      12,961,375       7,757,992        995,131
                                 ---------------   -------------   -------------   -------------   ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                     (193,078,581)    (53,654,394)    (42,825,335)    (33,394,063)   (49,458,182)
    In-kind redemptions               97,110,481       4,662,698       9,014,635       8,920,224     13,543,059
                                 ---------------   -------------   -------------   -------------   ------------
  Net realized loss                  (95,968,100)    (48,991,696)    (33,810,700)    (24,473,839)   (35,915,123)
                                 ---------------   -------------   -------------   -------------   ------------
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments                   (1,135,337,649)    (99,683,967)   (184,623,296)   (180,427,971)   (61,617,995)
                                 ---------------   -------------   -------------   -------------   ------------
Net realized and
  unrealized loss                 (1,231,305,749)   (148,675,663)   (218,433,996)   (204,901,810)   (97,533,118)
                                 ---------------   -------------   -------------   -------------   ------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                     $(1,163,427,120)  $(142,210,700)  $(205,472,621)  $(197,143,818)  $(96,537,987)
                                 ===============   =============   =============   =============   ============

(1) Net of foreign withholding tax of $165,052, $7,895, $39,587, $- and $-, respectively.

See notes to financial statements.

56                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
Year Ended March 31, 2003

                                                          iShares S&P
                                     --------------------------------------------------------
                                           MidCap                     SmallCap       SmallCap
                                        400/BARRA       SmallCap     600/BARRA      600/BARRA
                                            Value            600        Growth          Value
                                       Index Fund     Index Fund    Index Fund     Index Fund
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends(1)                      $   9,818,018  $   9,929,487  $  1,693,225  $   6,808,287
  Interest                                  5,470          1,898           986          1,888
  Securities lending income                67,635        368,708        93,397        160,756
                                    -------------  -------------  ------------  -------------
Total investment income                 9,891,123     10,300,093     1,787,608      6,970,931
                                    -------------  -------------  ------------  -------------
EXPENSES (NOTE 2)
  Advisory fees                         1,409,989      2,296,268       760,915      1,405,295
                                    -------------  -------------  ------------  -------------
Total expenses                          1,409,989      2,296,268       760,915      1,405,295
                                    -------------  -------------  ------------  -------------
Net investment income                   8,481,134      8,003,825     1,026,693      5,565,636
                                    -------------  -------------  ------------  -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                       (26,417,876)   (56,561,654)  (34,227,132)   (40,279,347)
    In-kind redemptions                18,906,478     77,145,662    27,284,940     28,411,024
                                    -------------  -------------  ------------  -------------
  Net realized gain (loss)             (7,511,398)    20,584,008    (6,942,192)   (11,868,323)
                                    -------------  -------------  ------------  -------------
  Net change in unrealized
    appreciation
    (depreciation) on
    investments                      (152,862,965)  (384,623,872)  (48,776,742)  (186,992,108)
                                    -------------  -------------  ------------  -------------
Net realized and unrealized
  loss                               (160,374,363)  (364,039,864)  (55,718,934)  (198,860,431)
                                    -------------  -------------  ------------  -------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS         $(151,893,229) $(356,036,039) $(54,692,241) $(193,294,795)
                                    =============  =============  ============  =============

(1) Net of foreign withholding tax of $-, $5,729, $2,712 and $1,250, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS                                                          57

Statements of Changes in Net Assets

iSHARES TRUST

                                                                      iShares S&P                     iShares S&P
                                    iShares S&P 500                    500/BARRA                       500/BARRA
                                       Index Fund                  Growth Index Fund                Value Index Fund
                             ------------------------------  ------------------------------  ------------------------------
                                    For the         For the         For the         For the         For the         For the
                                 year ended      year ended      year ended      year ended      year ended      year ended
                             March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income      $   67,878,629  $   38,836,042    $  6,464,963    $  2,481,384    $ 12,961,375    $  7,216,829
  Net realized gain
    (loss)                      (95,968,100)     63,144,147     (48,991,696)    (15,416,282)    (33,810,700)    (13,995,175)
  Net change in
    unrealized
    appreciation
    (depreciation)           (1,135,337,649)    (36,155,639)    (99,683,967)     14,927,613    (184,623,296)     (9,270,516)
                             --------------  --------------    ------------    ------------    ------------    ------------
Net increase (decrease)
  in net assets resulting
  from operations            (1,163,427,120)     65,824,550    (142,210,700)      1,992,715    (205,472,621)    (16,048,862)
                             --------------  --------------    ------------    ------------    ------------    ------------

DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                      (66,399,553)    (37,970,041)     (6,226,352)     (2,312,036)    (12,637,254)     (7,172,724)
                             --------------  --------------    ------------    ------------    ------------    ------------
Total distributions to
  iShareholders                 (66,399,553)    (37,970,041)     (6,226,352)     (2,312,036)    (12,637,254)     (7,172,724)
                             --------------  --------------    ------------    ------------    ------------    ------------

iSHARES TRANSACTIONS:
  iShares sold                3,434,257,041   2,604,641,421     511,069,171     395,680,297     435,565,285     301,439,774
  iShares redeemed           (1,732,053,170) (1,300,388,729)   (121,706,589)    (72,225,408)   (133,467,384)    (59,871,433)
                             --------------  --------------    ------------    ------------    ------------    ------------
Net increase in net
  assets from iShares
  transactions                1,702,203,871   1,304,252,692     389,362,582     323,454,889     302,097,901     241,568,341
                             --------------  --------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS          472,377,198   1,332,107,201     240,925,530     323,135,568      83,988,026     218,346,755

NET ASSETS:
Beginning of year             4,208,945,997   2,876,838,796     464,655,673     141,520,105     586,050,584     367,703,829
                             --------------  --------------    ------------    ------------    ------------    ------------
End of year                  $4,681,323,195  $4,208,945,997    $705,581,203    $464,655,673    $670,038,610    $586,050,584
                             ==============  ==============    ============    ===========     ============    ============
Undistributed net
  investment income
  included in net assets
  at end of year             $    3,339,768  $    2,079,880    $    416,122    $    187,493    $    550,851    $    286,251
                             ==============  ==============    ============    ============    ============    ============

iSHARES ISSUED AND REDEEMED:
  iShares sold                   37,700,000      22,350,000      10,750,000       6,700,000       9,000,000       5,300,000
  iShares redeemed              (19,250,000)    (10,500,000)     (2,750,000)     (1,300,000)     (2,900,000)     (1,000,000)
                             --------------  --------------    ------------    ------------    ------------    ------------
Net increase in iShares
  outstanding                    18,450,000      11,850,000       8,000,000       5,400,000       6,100,000       4,300,000
                             ==============  ==============    ============    ============    ============    ============

See notes to financial statements.

58                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                 iShares S&P Midcap              iShares S&P MidCap              iShares S&P MidCap
                                        400                          400/BARRA                       400/BARRA
                                     Index Fund                  Growth Index Fund                Value Index Fund
                           ------------------------------  ------------------------------  ------------------------------
                                  For the         For the         For the         For the         For the         For the
                               year ended      year ended      year ended      year ended      year ended      year ended
                           March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income    $    7,757,992    $  3,163,082   $     995,131    $    228,843    $  8,481,134    $  3,204,933
  Net realized gain
    (loss)                    (24,473,839)     (5,841,964)    (35,915,123)    (10,683,892)     (7,511,398)      5,179,642
  Net change in
    unrealized
    appreciation
    (depreciation)           (180,427,971)     63,400,847     (61,617,995)     39,991,393    (152,862,965)     41,089,722
                           --------------    ------------   -------------    ------------    ------------    ------------
Net increase (decrease)
  in net assets resulting
  from operations            (197,143,818)     60,721,965     (96,537,987)     29,536,344    (151,893,229)     49,474,297
                           --------------    ------------   -------------    ------------    ------------    ------------

DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                     (7,413,297)     (3,053,610)       (977,567)       (223,214)     (8,270,124)     (3,078,287)
                           --------------    ------------   -------------    ------------    ------------    ------------
Total distributions to
  iShareholders                (7,413,297)     (3,053,610)       (977,567)       (223,214)     (8,270,124)     (3,078,287)
                           --------------    ------------   -------------    ------------    ------------    ------------

iSHARES TRANSACTIONS:
  iShares sold                786,121,958     425,727,004     303,430,190     183,707,326     287,277,766     364,997,732
  iShares redeemed            (31,885,415)    (33,829,653)   (148,757,596)   (122,753,731)    (35,014,705)    (34,754,239)
                           --------------    ------------    ------------    ------------    ------------    ------------
Net increase in net
  assets from iShares
  transactions                754,236,543     391,897,351     154,672,594      60,953,595     252,263,061     330,243,493
                           --------------    ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS        549,679,428     449,565,706      57,157,040      90,266,725      92,099,708     376,639,503

NET ASSETS:
Beginning of year             605,570,574     156,004,868     252,359,186     162,092,461     454,683,039      78,043,536
                           --------------    ------------    ------------    ------------    ------------    ------------
End of year                $1,155,250,002    $605,570,574    $309,516,226    $252,359,186    $546,782,747    $454,683,039
                           ==============    ============    ============    ============    ============    ============

Undistributed net
  investment income
  included in net assets
  at end of year           $      410,681    $    150,182    $     36,928    $     19,364    $    226,889    $    154,828
                           ==============    ============    ============    ============    ============    ============

iSHARES ISSUED AND REDEEMED:
  iShares sold                  8,850,000       4,250,000       2,900,000       1,650,000       3,150,000       4,050,000
  iShares redeemed               (350,000)       (350,000)     (1,550,000)     (1,100,000)       (450,000)       (400,000)
                           --------------    ------------    ------------    ------------    ------------    ------------
Net increase in iShares
  outstanding                   8,500,000       3,900,000       1,350,000         550,000       2,700,000       3,650,000
                           ==============    ============    ============    ============    ============    ============

See notes to financial statements.

FINANCIAL STATEMENTS                                                          59
iSHARES TRUST

                                   iShares S&P SmallCap             iShares S&P SmallCap             iShares S&P SmallCap
                                           600                           600/BARRA                        600/BARRA
                                        Index Fund                   Growth Index Fund                 Value Index Fund
                             -------------------------------   ------------------------------   ------------------------------
                                    For the          For the          For the         For the          For the         For the
                                 year ended       year ended       year ended      year ended       year ended      year ended
                             March 31, 2003   March 31, 2002   March 31, 2003  March 31, 2002   March 31, 2003  March 31, 2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income      $    8,003,825   $    3,171,520    $   1,026,693    $    114,032    $   5,565,636    $  1,844,762
  Net realized gain
    (loss)                       20,584,008       (3,721,395)      (6,942,192)     (4,192,798)     (11,868,323)      4,270,203
  Net change in
    unrealized
    appreciation
    (depreciation)             (384,623,872)      88,741,661      (48,776,742)     17,701,679     (186,992,108)     41,827,684
                             --------------   --------------    -------------    ------------    -------------    ------------
Net increase (decrease)
  in net assets resulting
  from operations              (356,036,039)      88,191,786      (54,692,241)     13,622,913     (193,294,795)     47,942,649
                             --------------   --------------    -------------    ------------    -------------    ------------

DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                       (7,704,600)      (2,909,646)        (920,639)       (121,208)      (5,389,255)     (1,654,566)
                             --------------   --------------    -------------    ------------    -------------    ------------
Total distributions to
  iShareholders                  (7,704,600)      (2,909,646)        (920,639)       (121,208)      (5,389,255)     (1,654,566)
                             --------------   --------------    -------------    ------------    -------------    ------------

iSHARES TRANSACTIONS:
  iShares sold                  846,248,846      961,277,810      394,436,900     165,841,201      499,925,865     375,496,634
  iShares redeemed             (585,024,165)    (129,829,500)    (217,527,125)    (15,029,622)    (275,904,030)    (28,664,094)
                             --------------   --------------    -------------    ------------    -------------    ------------
Net increase in net
  assets from iShares
  transactions                  261,224,681      831,448,310      176,909,775     150,811,579      224,021,835     346,832,540
                             --------------   --------------    -------------    ------------    -------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS                   (102,515,958)     916,730,450      121,296,895     164,313,284       25,337,785     393,120,623

NET ASSETS:

Beginning of year             1,124,811,915      208,081,465      191,475,498      27,162,214      457,610,292      64,489,669
                             --------------   --------------    -------------    ------------    -------------    ------------
End of year                  $1,022,295,957   $1,124,811,915    $ 312,772,393    $191,475,498    $ 482,948,077    $457,610,292
                             ==============   ==============    =============    ============    =============    ============

Undistributed net
  investment income
  included in net assets
  at end of year             $      582,784   $      338,579    $     106,054    $          -    $     345,891    $    228,480
                             ==============   ==============    =============    ============    =============    ============

iSHARES ISSUED AND REDEEMED:
  iShares sold                    7,700,000        8,450,000        5,900,000       2,200,000        6,150,000       4,350,000
  iShares redeemed               (5,700,000)      (1,350,000)      (3,300,000)       (200,000)      (3,750,000)       (350,000)
                             --------------   --------------    -------------    ------------    -------------    ------------
Net increase in iShares
  outstanding                     2,000,000        7,100,000        2,600,000       2,000,000        2,400,000       4,000,000
                             ==============   ==============    =============    ============    =============    ============

See notes to financial statements

60                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                        iShares S&P 500/BARRA
                                    iShares S&P 500 Index Fund                            Growth Index Fund
                           ---------------------------------------------  -------------------------------------------------
                                                             Period from                                         Period from
                                                         May 15, 2000(1)                                     May 22, 2000(1)
                            Year ended     Year ended                 to       Year ended       Year ended                to
                         Mar. 31, 2003  Mar. 31, 2002      Mar. 31, 2001    Mar. 31, 2003    Mar. 31, 2002     Mar. 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period        $   115.00     $   116.24        $   145.24         $  58.82         $  56.61        $  82.15
                             ----------     ----------        ----------         --------         --------        --------
Income from investment
  operations:
  Net investment income            1.53           1.39              1.06             0.51             0.43            0.25
  Net realized and
    unrealized gain
    (loss)                       (29.97)         (1.25)           (28.98)          (14.44)            2.19          (25.44)
                             ----------     ----------        ----------         --------         --------        --------
Total from investment
  operations                     (28.44)          0.14            (27.92)          (13.93)            2.62          (25.19)
                             ----------     ----------        ----------         --------         --------        --------
Less distributions from:
  Net investment income           (1.52)         (1.38)            (1.01)           (0.51)           (0.41)          (0.24)
  Net realized gain                   -              -             (0.07)               -                -           (0.11)
                             ----------     ----------        ----------         --------         --------        --------
Total distributions               (1.52)         (1.38)            (1.08)           (0.51)           (0.41)          (0.35)
                             ----------     ----------        ----------         --------         --------        --------
Net asset value, end of
  period                     $    85.04     $   115.00        $   116.24         $  44.38         $  58.82        $  56.61
                             ==========     ==========        ==========         ========         ========        ========

Total return                     (24.80)%         0.13%           (19.32)%(2)      (23.72)%           4.64%         (30.75)%(2)
                             ==========     ==========        ==========         ========         ========        ========

Ratios/supplemental data:
  Net assets, end of
    period (000s)            $4,681,323     $4,208,946        $2,876,839         $705,581         $464,656        $141,520
  Ratio of expenses to
    average net assets(3)         0.09%          0.09%             0.09%             0.18%            0.18%           0.18%
  Ratio of net investment
    income to average net
    assets(3)                     1.67%          1.27%             1.06%             1.19%            0.82%           0.45%
  Portfolio turnover
    rate(4)                          5%             3%                5%               17%              28%             31%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized for periods of less than one year.
(4) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS                                                          61
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares S&P 500/BARRA                             iShares S&P MidCap
                                           Value Index Fund                                  400 Index Fund
                           ----------------------------------------------   --------------------------------------------------
                                                              Period from                                          Period from
                                                          May 22, 2000(1)                                      May 22, 2000(1)
                              Year ended     Year ended                to       Year ended       Year ended                 to
                           Mar. 31, 2003  Mar. 31, 2002     Mar. 31, 2001    Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period           $  55.81       $  59.31       $     60.20       $   108.14         $  91.77           $  92.63
                                --------       --------       -----------       ----------         --------           --------
Income from investment
  operations:

  Net investment income             0.85           0.83              0.65             0.76             0.75               0.72
  Net realized and
    unrealized gain
    (loss)                        (15.46)         (3.49)            (0.78)          (26.22)           16.37              (0.59)
                                --------       --------       -----------       ----------         --------           --------
Total from investment
  operations                      (14.61)         (2.66)            (0.13)          (25.46)           17.12               0.13
                                --------       --------       -----------       ----------         --------           --------
Less distributions from:
  Net investment income            (0.84)         (0.84)            (0.61)           (0.75)           (0.75)             (0.69)
  Net realized gain                    -              -             (0.15)               -                -              (0.30)
                                --------       --------       -----------       ----------         --------           --------
Total distributions                (0.84)         (0.84)            (0.76)           (0.75)           (0.75)             (0.99)
                                --------       --------       -----------       ----------         --------           --------
Net asset value, end of
  period                        $  40.36       $  55.81       $     59.31       $    81.93         $ 108.14           $  91.77
                                ========       ========       ===========       ==========         ========           ========

Total return                      (26.29)%        (4.48)%           (0.27)%(2)      (23.59)%          18.75%              0.04%(2)
                                ========       ========       ===========       ==========         ========           ========

Ratios/Supplemental data:
  Net assets, end of
    period (000s)               $670,039       $586,051       $   367,704       $1,155,250         $605,571           $156,005
  Ratio of expenses to
    average net assets(3)           0.18%          0.18%             0.18%            0.20%            0.20%              0.20%
  Ratio of net investment
    income to average net
    assets(3)                       2.01%          1.56%             1.51%            0.98%            0.87%              0.86%
  Portfolio turnover
    rate(4)                           22%            17%                9%              12%              14%                32%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized for periods of less than one year.
(4) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares S&P MidCap                                  iShares S&P MidCap
                                             400/BARRA                                           400/BARRA
                                         Growth Index Fund                                    Value Index Fund
                           ------------------------------------------------   ----------------------------------------------
                                                            Period from                                          Period from
                                                        Jul. 24, 2000(1)                                     Jul. 24, 2000(1)
                             Year ended     Year ended               to          Year ended      Year ended               to
                          Mar. 31, 2003  Mar. 31, 2002    Mar. 31, 2001       Mar. 31, 2003   Mar. 31, 2002    Mar. 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period          $ 117.38       $ 101.31         $ 135.73            $  98.84        $  82.15          $ 72.40
                               --------       --------         --------            --------        --------          -------
Income from investment
  operations:
  Net investment income            0.27           0.14             0.01                1.18            1.06             0.78
  Net realized and
    unrealized gain
    (loss)                       (28.95)         16.07           (33.95)             (23.96)          16.69             9.86
                               --------       --------         --------            --------        --------          -------
Total from investment
  operations                     (28.68)         16.21           (33.94)             (22.78)          17.75            10.64
                               --------       --------         --------            --------        --------          -------
Less distributions from:
  Net investment income           (0.27)         (0.14)           (0.01)              (1.16)          (1.06)           (0.75)
  Net realized gain                   -              -            (0.47)                  -               -            (0.14)
                               --------       --------         --------            --------        --------          -------
Total distributions               (0.27)         (0.14)           (0.48)              (1.16)          (1.06)           (0.89)
                               --------       --------         --------            --------        --------          -------
Net asset value, end of
  period                       $  88.43       $ 117.38         $ 101.31            $  74.90        $  98.84          $ 82.15
                               ========       ========         ========            ========        ========          =======

Total return                     (24.45)%        16.03%          (25.08)%(2)         (23.13)%         21.79%           14.71%(2)
                               ========       ========         ========            ========        ========          =======

Ratios/Supplemental data:
  Net assets, end of
    period (000s)              $309,516       $252,359         $162,092            $546,783        $454,683          $78,044
  Ratio of expenses to
    average net assets(3)          0.25%          0.25%            0.25%               0.25%           0.25%            0.25%
  Ratio of net investment
    income to average net
    assets(3)                      0.31%          0.15%            0.06%               1.50%           1.43%            1.58%
  Portfolio turnover
    rate(4)                          58%            50%              67%                 11%             13%              17%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized for periods of less than one year.
(4) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements

FINANCIAL HIGHLIGHTS                                                          63
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                          iShares S&P SmallCap
                                         iShares S&P SmallCap                                  600/BARRA
                                            600 Index Fund                                 Growth Index Fund
                           -----------------------------------------------  ----------------------------------------------
                                                               Period from                                     Period from
                                                           May 22, 2000(1)                                Jul. 24, 2000(1)
                              Year ended     Year ended                 to     Year ended     Year ended                to
                           Mar. 31, 2003  Mar. 31, 2002      Mar. 31, 2001  Mar. 31, 2003  Mar. 31, 2002     Mar. 31, 2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period         $   122.93      $  101.50           $  97.95       $  79.78       $  67.91           $ 83.34
                              ----------      ---------           --------       --------       --------           -------
Income from investment
  operations:
  Net investment income             0.69           0.57               0.38           0.19           0.09              0.00(5)
  Net realized and
    unrealized gain (loss)        (31.26)         21.43               4.63         (17.25)         11.87            (14.81)
                              ----------      ---------           --------       --------       --------           -------
Total from investment
  operations                      (30.57)         22.00               5.01         (17.06)         11.96            (14.81)
                              ----------      ---------           --------       --------       --------           -------
Less distributions from:
  Net investment income            (0.67)         (0.57)             (0.34)         (0.17)         (0.09)            (0.00)(5)
  Net realized gain                    -              -              (1.12)             -              -             (0.62)
                              ----------      ---------           --------       --------       --------           -------
Total distributions                (0.67)         (0.57)             (1.46)         (0.17)         (0.09)            (0.62)
                              ----------      ---------           --------       --------       --------           -------
Net asset value, end of
  period                      $    91.69      $  122.93           $ 101.50       $  62.55       $  79.78           $ 67.91
                              ==========      =========           ========       ========       ========           =======

Total return                      (24.91)%        21.74%              5.08%(2)    (21.39)%        17.60%            (17.86)%(2)
                              ==========      =========           ========       ========       ========           =======

Ratios/supplemental data:
  Net assets, end of
    period (000s)             $1,022,296     $1,124,812           $208,081       $312,772       $191,475           $27,162
  Ratio of expenses to
    average net assets(3)           0.20%          0.20%              0.20%          0.25%          0.25%             0.25%
  Ratio of net investment
    income to average net
    assets(3)                       0.70%          0.60%              0.61%          0.34%          0.14%             0.00%(6)
  Portfolio turnover
    rate(4)                           17%            16%                28%            57%            49%               77%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized for periods of less than one year.
(4) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(5) Rounds to less than $0.01.
(6) Rounds to less than 0.01%.

See notes to financial statements.

64                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iShares S&P Smallcap
                                                       600/BARRA
                                                   Value Index Fund
                                     ----------------------------------------------
                                                                        Period from
                                                                   Jul. 24, 2000(1)
                                        Year ended     Year ended                to
                                     Mar. 31, 2003  Mar. 31, 2002     Mar. 31, 2001
-----------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $  94.35       $  75.87            $ 68.34
                                         --------       --------            -------
Income from investment operations:
  Net investment income                      0.71           0.60               0.43
  Net realized and unrealized gain
    (loss)                                 (27.75)         18.48               7.82
                                         --------       --------            -------
Total from investment operations           (27.04)         19.08               8.25
                                         --------       --------            -------
Less distributions from:
  Net investment income                     (0.70)         (0.60)             (0.38)
  Net realized gain                             -              -              (0.34)
                                         --------       --------            -------
Total distributions                         (0.70)         (0.60)             (0.72)
                                         --------       --------            -------
Net asset value, end of period           $  66.61       $  94.35            $ 75.87
                                         ========       ========            =======

Total return                               (28.75)%        25.29%             12.13%(2)
                                         ========       ========            =======

Ratios/Supplemental data:
  Net assets, end of period (000s)       $482,948       $457,610            $64,490
  Ratio of expenses to average net
    assets(3)                                0.25%          0.25%              0.25%
  Ratio of net investment income to
    average net assets(3)                    0.99%          0.92%              0.98%
  Portfolio turnover rate(4)                   14%            14%                17%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized for periods of less than one year.
(4) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS                                                          65

Notes to the Financial Statements

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth and iShares S&P SmallCap 600/BARRA Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION
Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

66                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At March 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

-----------------------------------------------------------------------------------------
                                       Undistributed   Undistributed  Total Distributable
iShares Index Fund                   Ordinary Income  Long-Term Gain             Earnings
-----------------------------------------------------------------------------------------
S&P 500                                  $3,290,053            $   -           $3,290,053
S&P 500/BARRA Growth                        416,122                -              416,122
S&P 500/BARRA Value                         537,366                -              537,366
S&P MidCap 400                              329,236                -              329,236
S&P MidCap 400/BARRA Growth                  36,928                -               36,928
S&P MidCap 400/BARRA Value                  110,992                -              110,992
S&P SmallCap 600                            501,928                -              501,928
S&P SmallCap 600/BARRA Growth               106,054                -              106,054
S&P SmallCap 600/BARRA Value                271,701                -              271,701
-----------------------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES
Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2003.

From November 1, 2002 to March 31, 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2004.

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    iShares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    S&P 500                                             $   17,937,775
    S&P 500/BARRA Growth                                    20,273,669
    S&P 500/BARRA Value                                     12,291,879
    S&P MidCap 400                                          15,879,500
    S&P MidCap 400/BARRA Growth                             19,591,971
    ------------------------------------------------------------------

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    iShares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    S&P MidCap 400/BARRA Value                          $   17,760,092
    S&P SmallCap 600                                        10,034,527
    S&P SmallCap 600/BARRA Growth                           22,762,377
    S&P SmallCap 600/BARRA Value                            14,227,146
    ------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS                                             67
iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

    -------------------------------------------------------------------------
                                           Expiring     Expiring
    iShares Index Fund                         2010         2011        Total
    -------------------------------------------------------------------------
    S&P 500                             $16,570,119 $109,148,380 $125,718,499
    S&P 500/BARRA Growth                  9,841,895   24,099,560   33,941,455
    S&P 500/BARRA Value                   5,134,741   23,315,922   28,450,663
    S&P MidCap 400                        4,458,220    4,023,734    8,481,954
    S&P MidCap 400/BARRA Growth          11,111,322   22,971,326   34,082,648
    S&P MidCap 400/BARRA Value            1,442,036    4,082,966    5,525,002
    S&P SmallCap 600                      3,199,196   22,944,237   26,143,433
    S&P SmallCap 600/BARRA Growth         4,230,989    8,134,573   12,365,562
    S&P SmallCap 600/BARRA Value          4,241,868   12,218,694   16,460,562
    -------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

For the year ended March 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at March 31, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

68                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    S&P 500                                                 0.09%
    S&P 500/BARRA Growth                                    0.18
    S&P 500/BARRA Value                                     0.18
    S&P MidCap 400                                          0.20
    S&P MidCap 400/BARRA Growth                             0.25
    ------------------------------------------------------------

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    S&P MidCap 400/BARRA Value                              0.25%
    S&P SmallCap 600                                        0.20
    S&P SmallCap 600/BARRA Growth                           0.25
    S&P SmallCap 600/BARRA Value                            0.25
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through March 31, 2003, BGI did not lend any securities of the Funds, and thus did not earn any securities lending agent fees from the Funds. The securities on loan for the Funds as of March 31, 2003 were outstanding loans for which Investors Bank served as securities lending agent. Following March 31, 2003, BGI began lending securities out of the Funds, and all outstanding loans originated by Investors Bank were transferred to BGI.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS                                             69
iSHARES TRUST

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of March 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended March 31, 2003 were as follows:

    -------------------------------------------------------------------
    iShares Index Fund                          Purchases         Sales
    -------------------------------------------------------------------
    S&P 500                                  $210,610,112  $207,486,528
    S&P 500/BARRA Growth                       93,424,350    93,025,771
    S&P 500/BARRA Value                       141,123,989   140,392,737
    S&P MidCap 400                             96,349,513    94,070,612
    S&P MidCap 400/BARRA Growth               182,396,128   182,385,175
    S&P MidCap 400/BARRA Value                 61,126,283    77,741,032
    S&P SmallCap 600                          192,469,890   191,976,220
    S&P SmallCap 600/BARRA Growth             173,855,904   173,575,070
    S&P SmallCap 600/BARRA Value               79,822,158    90,170,016
    -------------------------------------------------------------------

In-kind transactions for the year ended March 31, 2003 were as follows:

    -----------------------------------------------------------------------
                                                    In-Kind         In-Kind
    iShares Index Fund                            Purchases           Sales
    -----------------------------------------------------------------------
    S&P 500                                  $3,429,714,266  $1,729,602,019
    S&P 500/BARRA Growth                        510,459,437     121,570,160
    S&P 500/BARRA Value                         434,849,792     133,256,228
    S&P MidCap 400                              811,600,996      59,173,289
    S&P MidCap 400/BARRA Growth                 303,394,043     148,733,428
    S&P MidCap 400/BARRA Value                  446,503,601     177,246,599
    S&P SmallCap 600                            870,778,806     610,205,165
    S&P SmallCap 600/BARRA Growth               396,218,661     219,581,852
    S&P SmallCap 600/BARRA Value                679,181,906     444,665,535
    -----------------------------------------------------------------------

70                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At March 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------
                                                                                            Net
                                           Tax    Unrealized        Unrealized       Unrealized
iShares Index Fund                        Cost  Appreciation      Depreciation     Depreciation
-----------------------------------------------------------------------------------------------
S&P 500                         $6,465,061,594  $          -   $(1,786,663,894) $(1,786,663,894)
S&P 500/BARRA Growth               836,416,843             -      (131,450,366)    (131,450,366)
S&P 500/BARRA Value                915,681,646             -      (245,831,166)    (245,831,166)
S&P MidCap 400                   1,324,725,411    22,586,304      (190,329,447)    (167,743,143)
S&P MidCap 400/BARRA Growth        365,234,560     3,702,929       (58,199,869)     (54,496,940)
S&P MidCap 400/BARRA Value         665,902,089     7,799,840      (127,111,100)    (119,311,260)
S&P SmallCap 600                 1,353,614,755     4,800,465      (334,056,160)    (329,255,695)
S&P SmallCap 600/BARRA Growth      355,277,902     3,903,888       (45,125,049)     (41,221,161)
S&P SmallCap 600/BARRA Value       638,044,818             -      (155,238,465)    (155,238,465)
-----------------------------------------------------------------------------------------------

4.   iSHARES TRANSACTIONS

At March 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at March 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.   LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held

NOTES TO THE FINANCIAL STATEMENTS                                             71
iSHARES TRUST

by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

72                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series Funds (the "Funds"), as listed on the table of contents, at March 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 2, 2003

REPORT OF INDEPENDENT ACCOUNTANTS                                             73

Tax Information (Unaudited)

iSHARES TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2003 qualified for the dividends-received deduction:

    --------------------------------------------------------------
                                                        Dividends-
                                                          Received
    iShares Index Fund                                   Deduction
    --------------------------------------------------------------
    S&P 500                                                  98.40%
    S&P 500/BARRA Growth                                    100.00
    S&P 500/BARRA Value                                      99.97
    S&P MidCap 400                                          100.00
    S&P MidCap 400/BARRA Growth                              99.96
    --------------------------------------------------------------

    --------------------------------------------------------------
                                                        Dividends-
                                                          Received
    iShares Index Fund                                   Deduction
    --------------------------------------------------------------
    S&P MidCap 400/BARRA Value                              100.00%
    S&P SmallCap 600                                         99.92
    S&P SmallCap 600/BARRA Growth                            99.85
    S&P SmallCap 600/BARRA Value                             99.97
    --------------------------------------------------------------

74                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                           iShares S&P 500 Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                          Number   Percentage of
Premium/Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% .......................................      -            -%
Greater than 0.5% and Less than 1.0% ....................      6         0.88%
BETWEEN 0.5% AND -0.5% ..................................    664        96.93%
Less than -0.5% and Greater than -1.0% ..................     10         1.46%
Less than -1.0% .........................................      5         0.73%
                                                             ---       ------
                                                             685       100.00%
                                                             ===       ======

SUPPLEMENTAL INFORMATION                                                      75
iSHARES TRUST

                    iShares S&P 500/BARRA Growth Index Fund
              Period Covered: July 1, 2000 through March 31, 2003

                                          Number   Percentage of
Premium/Discount Range                    of Days   Total Days
----------------------                    -------  -------------
Greater than 1.0%                              -            -%
Greater than 0.5% and Less than 1.0%          13         1.90%
Between 0.5% and -0.5%                       652        95.18%
Less than -0.5% and Greater than -1.0%        14         2.04%
Less than -1.0%                                6         0.88%
                                           -----    ---------
                                             685       100.00%
                                           =====    =========



                     iShares S&P 500/BARRA Value Index Fund
              Period Covered: July 1, 2000 through March 31, 2003

                                          Number   Percentage of
Premium/Discount Range                    of Days   Total Days
----------------------                    -------  -------------
Greater than 1.0%                              1         0.15%
Greater than 0.5% and Less than 1.0%           5         0.73%
Between 0.5% and -0.5%                       667        97.37%
Less than -0.5% and Greater than -1.0%         8         1.17%
Less than -1.0%                                4         0.58%
                                           -----    ---------
                                             685       100.00%
                                           =====    =========


                       iShares S&P MidCap 400 Index Fund
              Period Covered: July 1, 2000 through March 31, 2003

                                          Number   Percentage of
Premium/Discount Range                    of Days   Total Days
----------------------                    -------  -------------
Greater than 1.0%                              -            -%
Greater than 0.5% and Less than 1.0%           8         1.17%
Between 0.5% and -0.5%                       661        96.49%
Less than -0.5% and Greater than -1.0%        11         1.61%
Less than -1.0%                                5         0.73%
                                           -----    ---------
                                             685       100.00%
                                           =====    =========

76                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                 iShares S&P MidCap 400/BARRA Growth Index Fund
             Period Covered: October 1, 2000 through March 31, 2003


                                                     Number   Percentage of
Premium/Discount Range                               of Days   Total Days
----------------------                               -------  -------------
Greater than 1.0% ..................................      -            -%
Greater than 0.5% and Less than 1.0% ...............      9         1.45%
BETWEEN 0.5% AND -0.5% .............................    594        95.49%
Less than -0.5% and Greater than -1.0% .............     11         1.77%
Less than -1.0% ....................................      8         1.29%
                                                      -----    ---------
                                                        622       100.00%
                                                      =====    =========

                 iShares S&P MiDcap 400/BARRA Value Index Fund
             Period Covered: October 1, 2000 through March 31, 2003


                                                     Number   Percentage of
Premium/Discount Range                               of Days   Total Days
----------------------                               -------  -------------
Greater than 1.0% ..................................      -            -%
Greater than 0.5% and Less than 1.0% ...............      9         1.45%
BETWEEN 0.5% AND -0.5% .............................    599        96.30%
Less than -0.5% and Greater than -1.0% .............      9         1.45%
Less than -1.0% ....................................      5         0.80%
                                                      -----    ---------
                                                        622       100.00%
                                                      =====    =========


                      iShares S&P SmallCap 600 Index Fund
              Period Covered: July 1, 2000 through March 31, 2003

                                                     Number   Percentage of
Premium/Discount Range                               of Days   Total Days
----------------------                               -------  -------------
Greater than 1.0% ..................................      -            -%
Greater than 0.5% and Less than 1.0% ...............      9         1.31%
BETWEEN 0.5% AND -0.5% .............................    653        95.33%
Less than -0.5% and Greater than -1.0% .............     18         2.63%
Less than -1.0% ....................................      5         0.73%
                                                      -----    ---------
                                                        685       100.00%
                                                      =====    =========

SUPPLEMENTAL INFORMATION                                                      77
iSHARES TRUST

                iShares S&P Smallcap 600/BARRA Growth Index Fund
             Period Covered: October 1, 2000 through March 31, 2003

                                                       Number   Percentage of
Premium/Discount Range                                 of Days   Total Days
----------------------                                 -------  -------------
Greater than 1.0% ..................................        1         0.16%
Greater than 0.5% and Less than 1.0% ...............       11         1.77%
BETWEEN 0.5% AND -0.5% .............................      587        94.38%
Less than -0.5% and Greater than -1.0% .............       18         2.89%
Less than -1.0% ....................................        5         0.80%
                                                        -----    ---------
                                                          622       100.00%
                                                        =====    =========


                iShares S&P Smallcap 600/BARRA Value Index Fund
             Period Covered: October 1, 2000 through March 31, 2003


                                                       Number   Percentage of
Premium/Discount Range                                 of Days   Total Days
----------------------                                 -------  -------------
Greater than 1.0% ..................................        -            -%
Greater than 0.5% and Less than 1.0% ...............       18         2.89%
BETWEEN 0.5% AND -0.5% .............................      575        92.44%
Less than -0.5% and Greater than -1.0% .............       23         3.71%
Less than -1.0% ....................................        6         0.96%
                                                        -----    ---------
                                                          622       100.00%
                                                        =====    =========

78                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                              Interested Trustees

                             Position(s),           Principal Occupation(s)
 Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (58)   Trustee (since      Managing Director and Chief          Director (since 2002) of
Barclays Global           January 1, 2002),   Executive Officer (1999-2003) for    iShares, Inc.; Chairman of the
Investors                 Chairman (since     Barclays Global Investors, N.A.      Board of Directors (since 1998) of
45 Fremont Street         February 28, 2002)  ("BGI") Global Individual Investor   BGFA; Director (since 1998) of BGI;
San Francisco, CA 94105   and President.      Business; Global H.R. Director       Director of various Barclays
                                              (from 1996-1999) for BGI.            subsidiaries (since 1997).

*Nathan Most (89)         Trustee (since      Consultant to BGI (1998-2002),       Director (since 1996) and President
P.O. Box 193              December 16,        American Stock Exchange (1996-2000)  (1996-2002) of iShares, Inc.
Burlingame, CA 94011      1999)               and the Hong Kong Stock Exchange
                                              (1998 to present); Consultant to
                                              the Amsterdam Stock Exchange
                                              (1997-1998); Consultant to the
                                              Pacific Stock Exchange
                                              (1997-1998).

---------------------
* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

TRUSTEES INFORMATION                                                          79
iSHARES TRUST

                              Independent Trustees

                              Position(s),           Principal Occupation(s)
  Name, Age and Address    Length of Service           During Past 5 Years                      Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)       Trustee (since      Retired Vice President of                    Director (since 1996) of
520 Main Street            January 1, 2002)    Investment Management (1984-2000)            iShares, Inc.; Trustee and member
Ridgefield, CT 06877                           of Verizon Corporation; Advisory             of the Executive Committee (since
                                               Board member of Ibbotson                     1991) of The Common Fund Institutional
                                               Associates (1992-1998); former Vice           Funds, a non-profit organization;
                                               Chairman and Executive Committee             Member of the Board of Managers of
                                               Member (1994-1998) of the Committee          JP Morgan Private Equity Funds.
                                               on Investment of Employee Benefit
                                               Assets of the Financial Executive
                                               Institute.

Richard K. Lyons (42)      Trustee (since      Professor, University of                     Director (since 2001) of
Haas School of Business,   February 15, 2000)  California, Berkeley: Haas School            iShares, Inc.; Trustee (since
UC Berkeley                                    of Business (since 1993);                    2001) of Barclays Global Investors
Berkeley, CA 94720                             Consultant for IMF World Bank,               Funds and Master Investment
                                               Federal Reserve Bank, and Citibank           Portfolio; Board of Trustees:
                                               N.A. (since 2000).                           Matthews Asian Funds since 1995
                                                                                            (oversees 6 portfolios).

George C. Parker (64)      Trustee (since      Dean Witter Distinguished Professor          Director (since 2001) of
Graduate School of         February 15, 2000)  of Finance (since 1994); Associate           iShares, Inc.; Board of Directors:
Business (Room K301)                           Dean for Academic Affairs, Director          Affinity Group (since 1998);
Stanford University                            of MBA Program, and Professor,               Bailard, Biehl and Kaiser, Inc.
521 Memorial Way                               Stanford University: Graduate                (since 1985); California Casualty
Stanford, CA 94305                             School of Business (1993-2001).              Group of Insurance Companies (since
                                                                                            1978); Continental Airlines, Inc.
                                                                                            (since 1996); Community First
                                                                                            Financial Group (since 1995);
                                                                                            Dresdner/RCM Mutual Funds
                                                                                            (1994-2002); Tyon Ranch Company
                                                                                            (since 1999).

W. Allen Reed (55)         Trustee (since      President and Chief Executive Officer        Director (since 1996) of iShares, Inc.;
General Motors Investment  January 1, 2002)    (since 1994) of General Motors               Director (since 1994) of General Motors
Management Corp.                               Investment Management Corporation.           Investment Management Corporation;
767 Fifth Avenue                                                                            Director (1995-1998) of Taubman
New York, NY 10153                                                                          Centers, Inc. (a real estate investment
                                                                                            trust); Director (since 1992) of
                                                                                            FLIR Systems (an imaging technology
                                                                                            company); Director (since 1994) of
                                                                                            General Motors Acceptance Corporation;
                                                                                            Director (since 1994) of GMAC Insurance
                                                                                            Holdings, Inc.; Director (since 1995)
                                                                                            of Global Emerging Markets Fund;
                                                                                            Director (since 2000) of Temple Inland
                                                                                            Industries; Chairman (since 1995) of
                                                                                            the Investment Advisory Committee of
                                                                                            Howard Hughes Medical Institute.


80                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                          Officers who are not Trustees

                                                             Principal Occupation(s)                 Directorships Held by
  Name, Age and Address            Position                    During Past 5 Years                         Officers
----------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (41)            Vice President          Chief Executive Officer of the         Board of Trustees for Barclays
Barclays Global Investors                                Individual Investor Business of        Global Investors Funds and Master
45 Fremont Street                                        BGI.; The Boston Consulting Group      Investment Portfolio (since 2001).
San Francisco, CA 94105                                  (until 1997).

Michael Latham (37)              Secretary, Treasurer    Director of Mutual Fund Delivery in    None.
Barclays Global Investors        and Principal           the U.S. Individual Investor
45 Fremont Street                Financial Officer       Business of BGI (since 2000); Head
San Francisco, CA 94105                                  of Operations, BGI Europe
                                                         (1997-2000).

Donna M. Rogers (36)             Assistant Treasurer     Senior Director (formerly              None.
Investors Bank & Trust Co.                               Director), Mutual Fund
200 Clarendon Street                                     Administration at Investors Bank &
Boston, MA 02116                                         Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)          Assistant Treasurer     Director (formerly Manager), Mutual    None.
Investors Bank & Trust Co.                               Fund Administration, Reporting and
200 Clarendon Street                                     Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)             Assistant Secretary     Senior Director & Senior Counsel,      None.
Investors Bank & Trust Co.                               Mutual Fund Administration, IBT
200 Clarendon Street                                     (since 1995).
Boston, MA 02116

Sandra I. Madden (36)            Assistant Secretary     Senior Associate Counsel, Mutual       None.
Investors Bank & Trust Co.                               Fund Administration, IBT (since
200 Clarendon Street                                     1999); Associate, Scudder Kemper
Boston, MA 02116                                         Investments, Inc. (1996-1999).

Lois Towers (52)                 Assistant Vice          U.S. Compliance Officer, BGI           None.
Barclays Global Investors        President - AML         (since 1999).
45 Fremont Street                Compliance Officer
San Francisco, CA 94105


TRUSTEES INFORMATION                                                          81

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market                                                           Fixed Income
iShares Dow Jones U.S. Total Market Index Fund (IYY)                   iShares Lehman 1-3 Year Treasury Bond Fund (SHY)
iShares Russell 3000 Index Fund (IWV)                                  iShares Lehman 7-10 Year Treasury Bond Fund (IEF)
iShares Russell 3000 Growth Index Fund (IWZ)                           iShares Lehman 20+ Year Treasury Bond Fund (TLT)
iShares Russell 3000 Value Index Fund (IWW)                            iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Large Cap                                                              Global Sector
iShares Russell 1000 Index Fund (IWB)                                  iShares S&P Global Energy Sector Index Fund (IXC)
iShares Russell 1000 Growth Index Fund (IWF)                           iShares S&P Global Financials Sector Index Fund (IXG)
iShares Russell 1000 Value Index Fund (IWD)                            iShares S&P Global Healthcare Sector Index Fund (IXJ)
iShares S&P 100 Index Fund (OEF)                                       iShares S&P Global Technology Sector Index Fund (IXN)
iShares S&P 500 Index Fund (IVV)                                       iShares S&P Global Telecommunications Sector Index Fund (IXP)
iShares S&P 500/BARRA Growth Index Fund (IVW)
iShares S&P 500/BARRA Value Index Fund (IVE)                           International/Broad Market
                                                                       iShares MSCI EAFE Index Fund (EFA)
Mid Cap                                                                iShares MSCI Emerging Markets Index Fund (EEM)
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP)                         International/Regional
iShares Russell Midcap Value Index Fund (IWS)                          iShares MSCI EMU Index Fund (EZU)
iShares S&P MidCap 400 Index Fund (IJH)                                iShares MSCI Pacific ex-Japan Index Fund (EPP)
iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)                   iShares S&P Europe 350 Index Fund (IEV)
iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)
                                                                       International/Developed Country
Small Cap                                                              iShares MSCI Australia Index Fund (EWA)
iShares Russell 2000 Index Fund (IWM)                                  iShares MSCI Austria Index Fund (EWO)
iShares Russell 2000 Growth Index Fund (IWO)                           iShares MSCI Belgium Index Fund (EWK)
iShares Russell 2000 Value Index Fund (IWN)                            iShares MSCI Canada Index Fund (EWC)
iShares S&P SmallCap 600 Index Fund (IJR)                              iShares MSCI France Index Fund (EWQ)
iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)                 iShares MSCI Germany Index Fund (EWG)
iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)                  iShares MSCI Hong Kong Index Fund (EWH)
                                                                       iShares MSCI Italy Index Fund (EWI)
Sector & Industry                                                      iShares MSCI Japan Index Fund (EWJ)
iShares Cohen & Steers Realty Majors Index Fund (ICF)                  iShares MSCI Netherlands Index Fund (EWN)
iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)         iShares MSCI Singapore Index Fund (EWS)
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)       iShares MSCI Spain Index Fund (EWP)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)   iShares MSCI Sweden Index Fund (EWD)
iShares Dow Jones U.S. Energy Sector Index Fund (IYE)                  iShares MSCI Switzerland Index Fund (EWL)
iShares Dow Jones U.S. Financial Sector Index Fund (IYF)               iShares MSCI United Kingdom Index Fund (EWU)
iShares Dow Jones U.S. Financial Services Index Fund (IYG)             iShares S&P/TOPIX 150 Index Fund (ITF)
iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)
iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)              International/Emerging Country
iShares Dow Jones U.S. Real Estate Index Fund (IYR)                    iShares MSCI Brazil Index Fund (EWZ)
iShares Dow Jones U.S. Technology Sector Index Fund (IYW)              iShares MSCI Malaysia Index Fund (EWM)
iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)      iShares MSCI Mexico Index Fund (EWW)
iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)               iShares MSCI South Africa Index Fund (EZA)
iShares Goldman Sachs Natural Resources Index Fund (IGE)               iShares MSCI South Korea Index Fund (EWY)
iShares Goldman Sachs Networking Index Fund (IGN)                      iShares MSCI Taiwan Index Fund (EWT)
iShares Goldman Sachs Semiconductor Index Fund (IGW)                   iShares S&P Latin America 40 Index Fund (ILF)
iShares Goldman Sachs Software Index Fund (IGV)
iShares Goldman Sachs Technology Index Fund (IGM)                      Global/Broad Market
iShares Nasdaq Biotechnology Index Fund (IBB)                          iShares S&P Global 100 Index Fund (IOO)


This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

82                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C) 2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.



  iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iShares (1 800 474 2737) www.iShares.com
                                                                      iShares(R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 2003

                                     [PHOTO]

INDUSTRIAL STRENGTH
   INVESTMENT TOOLS

   iSHARES RUSSELL 3000 INDEX FUND
   iSHARES RUSSELL 3000 GROWTH INDEX FUND
   iSHARES RUSSELL 3000 VALUE INDEX FUND
   iSHARES RUSSELL MIDCAP INDEX FUND
   iSHARES RUSSELL MIDCAP GROWTH INDEX FUND iSHARES RUSSELL MIDCAP VALUE INDEX FUND

Table of Contents

Shareholder Letter .....................................................    1
Market Overview ........................................................    3
Managers' Discussion & Analysis ........................................    6
Schedules of Investments ...............................................   10
  iShares Russell 3000 Index Fund ......................................   10
  iShares Russell 3000 Growth Index Fund ...............................   46
  iShares Russell 3000 Value Index Fund ................................   69
  iShares Russell Midcap Index Fund ....................................   95
  iShares Russell Midcap Growth Index Fund .............................  105
  iShares Russell Midcap Value Index Fund ..............................  111
Financial Statements ...................................................  119
Financial Highlights ...................................................  123
Notes to the Financial Statements ......................................  126
Report of Independent Accountants ......................................  132
Tax Information (Unaudited) ............................................  133
Supplemental Information (Unaudited) ...................................  134
Trustees Information (Unaudited) .......................................  137
iShares Family of Funds ................................................  142

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. By the end of 2002, the fixed income iShares funds held $3.8 billion in assets and Business Week named them one of the best new products of the year./1/

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.ishares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew in 2002, reaching $31 billion as of December 31.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

    /s/ Garrett F. Bouton                    /s/ Lee Kranefuss

    Garrett F. Bouton                        Lee Kranefuss
    President and Chairman of the Board      Vice President of the Board of
    of Trustees for iShares Trust            Trustees for iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

For complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

_____________________
/1/Business Week, 12/16/02.
/2/Morningstar Principia, BGI analysis 6/02.

Shareholder Letter                                                             1

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iShares Annual Report to Shareholders

Market Overview

U.S. Equity Markets

The three-year slide in equity markets has continued in 2003. Performance improved in the final quarter of 2002 but the looming threat of war in Iraq in 2003 saw many investors once more running for cover. The final onset on war on March 20 did initially trigger a strong rally in stocks. However, by period end, U.S. equities were trading lower again, down on the start of 2003 and nearly 25% down in the twelve months under review, based on the S&P 500 Index. Equities remain above the lows of last October but a fuller recovery may depend on how soon the war in Iraq can be fully resolved. A protracted struggle could undermine market confidence and retard economic recovery, adding to the prospect of a successive fourth year of decline in equity markets.

Undoubtedly, the war has been a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes, many of which may still play out. Not unreasonably, analogies often have been drawn between the present market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there remains a potential for global deflation and prolonged recession as policy makers struggle to find the right blend of monetary and fiscal policies in an environment where global productive capacity continues to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Investor confidence, understandably, has been badly shaken by these events and, in certain respects, industry too has become more inward looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment is down more than 10% in the last two years.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remain real concerns that the malaise in manufacturing could spread to the broader economy inducing a so-called "double-dip" recession. With war fears now overlaying this troublesome economic background, many investors have naturally sought the relative safety of bonds and cash.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bonds rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond values fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year into early January. By early March, bond prices had edged upward as the threat of war and the diminishing prospect of sustained economic recovery once more added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices fell and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, are substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the current perception of many is that inflation is not, and should not, become a concern in an environment where cost-cutting remains the norm and where producers still have difficulty passing on cost increases in final product prices.

Market Overview                                                                3

The other traditional concern for bond investors is the state of government finances. So far the prospect of increased bond supply on the back of an escalating federal budget deficit has done little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it is another restraining factor in a market that now offers only limited value.

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risk in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

The UK economy has fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market which has supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February, the lowest level for UK interest rates for 48 years. As elsewhere, UK equities fell with concerns over the pensions industry and the solvency of the insurance sector adding to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, the Nikkei Dow hitting a new 20-year low in March. After more than a decade, Japan remains in the grip of deflation. Consumer prices have fallen for three years in a row thus raising the real value of debt and, in turn, putting further pressure on the banking system.

4                                     2003 iShares Annual Report to Shareholders

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES RUSSELL 3000 INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell 3000               (24.73)% (24.66)% (24.66)% (14.37)% (14.37)% (14.18)% (35.84)% (35.83)% (35.43)%
Russell 3000 Growth        (27.21)% (27.05)% (27.08)% (27.34)% (27.32)% (27.25)% (57.62)% (57.58)% (57.36)%
Russell 3000 Value         (22.92)% (22.79)% (22.79)%  (6.24)%  (6.20)%  (6.04)% (15.89)% (15.80)% (15.37)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                                    [GRAPHIC]

                                Sector Breakout

                               RUSSELL 3000 INDEX

Consumer Discretionary  13.46%
Consumer Staples         8.42%
Energy                   6.01%
Financials              21.24%
Health Care             15.94%
Industrials             10.89%
Information Technology  14.52%
Materials                2.93%
Telecomm Services        3.36%
Utilities                3.23%

                                    [GRAPHIC]

                           RUSSELL 3000 GROWTH INDEX

Consumer Discretionary  14.58%
Consumer Staples        10.47%
Energy                   1.53%
Financials               9.72%
Health Care             27.05%
Industrials             12.74%
Information Technology  22.41%
Materials                0.70%
Telecomm Services        0.65%
Utilities                0.15%

                                    [GRAPHIC]

                            RUSSELL 3000 VALUE INDEX

Consumer Discretionary  12.26%
Consumer Staples         6.23%
Energy                  10.79%
Financials              33.48%
Health Care              4.11%
Industrials              8.92%
Information Technology   6.12%
Materials                5.31%
Telecomm Services        6.26%
Utilities                6.52%

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index. For the 12-month period ended March 31, 2003 (the "reporting period"), the Index declined 24.66%. The iShares Russell 3000 Growth Index Fund (the "Growth Fund") and the iShares Russell 3000 Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the

6                                     2003 iShares Annual Report to Shareholders
growth and value components of the Russell 3000 Index, as measured by the Russell 3000 Growth Index and the Russell 3000 Value Index, respectively. During the reporting period, the Russell 3000 Growth Index declined 27.08% and the Russell 3000 Value Index declined 22.79%. For the same period, the iShares Russell 3000 Index Fund declined 24.73%; the Growth Fund was down 27.21% and the Value Fund declined 22.92%.

Market-weary investors found no relief during the reporting period. The same themes that had weighed on equity markets in previous reporting periods continued relentlessly, eroding investor confidence and driving down stock prices. Economic news continued to portray an economy not yet out of the throes of recession: although GDP growth for the first quarter of 2002 was a heady 6.1%, the second quarter GDP growth was a much slower 1.3%, third quarter growth bounced back to 4.0%, only to be followed by a disappointing fourth quarter rate of only 0.70%. Consumer spending, which had been a bright spot on the economic landscape, began to slow. Labor markets remained soft, and the dollar continued its slide against major foreign currencies. Corporations continued to announce layoffs and issue earnings warnings at a steady rate. As tensions in the Middle East mounted, the outlook for economic recovery grew more uncertain. By January, market behavior largely became a barometer for sentiment about the impending war in Iraq. Markets generally trended downward through mid-March as anxiety grew about an impending war. At the onset of the invasion, equities rebounded, gaining strength when it appeared that the war would be brief and victorious. On March 21, the Dow Jones Industrial Average closed at 8521, after gaining 1000 points in seven trading days. However, reports of casualties and less encouraging news on the war's progress were reflected in the markets, which slumped through the remaining days of the reporting period.

Within the Russell 3000 Index (the "Index"), every sector logged a double-digit decline for the reporting period. Technology-related groups continued to suffer the steepest declines: information technology (14.52% of the Index as of March 31, 2003) lost 35.30%, while telecommunications services (3.36% of the Index as of March 31, 2003) fell 34.64%. Utilities (3.23% of the Index as of March 31, 2003) declined 30.76%, consumer discretionary stocks (13.46% of the Index as of March 31, 2003) fell 26.82%, and materials (2.93% of the Index as of March 31) lost 23.63%. The best performing sector was energy (6.01% of the Index as of March 31, 2003), which fell 16.12%.

Nine of the Index's ten largest holdings posted losses during the reporting period. The largest weighting at 2.93% of the Index as of March 31, 2003, General Electric registered the largest decline, falling 29.94%. Citigroup (2.08% of the Index as of March 31, 2003) lost 24.19%, and IBM (1.55% of the Index as of March 31, 2003) declined 24.00%. Pfizer (2.25% of the Index as of March 31, 2003 lost 20.30%, Microsoft (2.50% of the Index as of March 31, 2003) fell 19.45%, and Exxon Mobil (2.74% of the Index as of March 31, 2003) lost 18.19%. The sole positive contribution came from Procter & Gamble (1.34% of the Index as of March 31, 2003), which gained 1.48%.

                                    [GRAPHIC]

                        iShares Russell 3000 Index Funds

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

           iShares Russell  iShares Russell 3000  iShares Russell 3000  Russell 3000  Russell 3000  Russell 3000
           3000 Index Fund     Growth Index Fund      Value Index Fund         Index  Growth Index   Value Index
                   $10,000                                                  $10,000
                   $10,451                                     $10,000      $10,458
                   $10,260               $10,000               $ 9,937      $ 10,274       $10,000       $10,000
                   $11,026               $10,450               $10,480      $ 11,035       $10,437       $10,470
9/30/2000          $10,520               $ 9,486               $10,558      $ 10,536       $ 9,481       $10,555
                   $10,373               $ 9,019               $10,797      $ 10,386       $ 9,010       $10,795
                   $ 9,419               $ 7,670               $10,404      $  9,429       $ 7,661       $10,406
                   $ 9,574               $ 7,468               $10,959      $  9,587       $ 7,464       $10,965
                   $ 9,900               $ 7,989               $11,016      $  9,915       $ 7,986       $11,025
                   $ 8,995               $ 6,651               $10,726      $  9,009       $ 6,649       $10,738
3/31/2001          $ 8,410               $ 5,937               $10,361      $  8,422       $ 5,934       $10,373
                   $ 9,082               $ 6,684               $10,866      $  9,097       $ 6,683       $10,879
                   $ 9,154               $ 6,605               $11,108      $  9,170       $ 6,603       $11,126
                   $ 8,983               $ 6,474               $10,909      $  9,001       $ 6,476       $10,928
                   $ 8,833               $ 6,284               $10,870      $  8,853       $ 6,287       $10,890
                   $ 8,311               $ 5,777               $10,460      $  8,330       $ 5,781       $10,481
9/30/2001          $ 7,579               $ 5,176               $ 9,695      $  7,596       $ 5,180       $ 9,714
                   $ 7,737               $ 5,448               $ 9,623      $  7,773       $ 5,466       $ 9,652
                   $ 8,330               $ 5,965               $10,190      $  8,371       $ 5,986       $10,223
                   $ 8,446               $ 5,977               $10,453      $  8,489       $ 5,999       $10,491
                   $ 8,339               $ 5,864               $10,386      $  8,383       $ 5,886       $10,426
                   $ 8,168               $ 5,611               $10,404      $  8,212       $ 5,632       $10,445
3/31/2002          $ 8,523               $ 5,822               $10,915      $  8,572       $ 5,846       $10,961
                   $ 8,077               $ 5,371               $10,596      $  8,122       $ 5,393       $10,643
                   $ 7,983               $ 5,228               $10,616      $  8,027       $ 5,249       $10,664
                   $ 7,408               $ 4,746               $10,033      $  7,449       $ 4,766       $10,081
                   $ 6,823               $ 4,453               $ 9,064      $  6,857       $ 4,472       $ 9,103
                   $ 6,852               $ 4,464               $ 9,122      $  6,889       $ 4,484       $ 9,164
9/30/2002          $ 6,132               $ 4,009               $ 8,134      $  6,165       $ 4,028       $ 8,170
                   $ 6,619               $ 4,365               $ 8,699      $  6,656       $ 4,387       $ 8,740
                   $ 7,016               $ 4,613               $ 9,249      $  7,059       $ 4,637       $ 9,301
                   $ 6,619               $ 4,295               $ 8,848      $  6,660       $ 4,317       $ 8,897
                   $ 6,457               $ 4,189               $ 8,630      $  6,497       $ 4,211       $ 8,679
                   $ 6,350               $ 4,163               $ 8,394      $  6,390       $ 4,186       $ 8,444
3/31/2003          $ 6,416               $ 4,238               $ 8,411      $  6,457       $ 4,263       $ 8,463

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES RUSSELL MIDCAP INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
iSHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell Midcap             (21.50)% (21.45)% (21.50)% (11.67)% (11.65)% (11.66)% (19.09)% (19.05)% (19.00)%
Russell Midcap Growth      (26.24)% (26.21)% (26.11)% (18.19)% (18.18)% (18.07)% (29.01)% (28.99)% (28.73)%
Russell Midcap Value       (19.69)% (19.65)% (19.65)%  (8.43)%  (8.41)%  (8.37)% (13.96)% (13.92)% (13.81)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (07/17/01, 07/17/01, and 07/17/01, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (07/20/01, 07/20/01 and 07/20/01, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                                    [GRAPHIC]

                                SECTOR BREAKOUT

                              RUSSELL MIDCAP INDEX

Consumer Discretionary  18.01%
Consumer Staples         3.69%
Energy                   6.10%
Financials              20.20%
Health Care             13.06%
Industrials             10.68%
Information Technology  13.51%
Materials                5.62%
Telecomm Services        1.44%
Utilities                7.69%

                                    [GRAPHIC]

                          RUSSELL MIDCAP GROWTH INDEX

Consumer Discretionary  21.17%
Consumer Staples         3.72%
Energy                   4.70%
Financials               5.48%
Health Care             24.93%
Industrials             12.60%
Information Technology  22.23%
Materials                2.66%
Telecomm Services        2.07%
Utilities                0.44%

                                    [GRAPHIC]

                           RUSSELL MIDCAP VALUE INDEX

Consumer Discretionary  15.63%
Consumer Staples         3.66%
Energy                   7.15%
Financials              31.24%
Health Care              4.17%
Industrials              9.24%
Information Technology   6.97%
Materials                7.84%
Telecomm Services        0.98%
Utilities               13.12%

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. For the 12-month period ended March 31, 2003 (the "reporting period"), the Index

8                                     2003 iShares Annual Report to Shareholders
declined 21.50%. The iShares Russell Midcap Growth Index Fund (the "Growth Fund") and the iShares Russell Midcap Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell Midcap Index, as measured by the Russell Midcap Growth Index and the Russell Midcap Value Index, respectively. During the reporting period, the Russell Midcap Growth Index declined 26.11% and the Russell Midcap Value Index declined 19.65%. For the same period, the iShares Russell Midcap Index Fund declined 21.50%; the Growth Fund was down 26.24% and the Value Fund declined 19.69%.

Equity markets continued to face downward pressure during the reporting period. The economic outlook failed to show sustained signs of recovery: a strong first quarter GDP growth figure of 6.1% gave cause for optimism, but was followed by a tepid 1.3% figure for the second quarter; similarly, a strong third quarter 4.0% rate was followed by a disappointing fourth quarter rate of only 0.70%. Manufacturing activity slowed, and the economy created fewer jobs than had been anticipated. The dollar continued to slide against major foreign currencies. Notably, consumer confidence, which had risen strongly following the September 11, 2001 attacks, appeared to have peaked during the reporting period. Within corporate America, the picture remained bleak as companies increasingly missed their earnings targets. And, as continued geopolitical tension and the threat of war in the Middle East heightened, stock market jitters escalated. As the possibility of an invasion in Iraq became reality, the price of oil surged to nearly $40 per barrel. Markets registered a strong rally in response to the onset of war, only to stumble when the likelihood of a quick victory diminished.

The widespread decline in equities left no sector untouched, but growth-oriented technology stocks endured the steepest declines. Within the Russell Midcap Index (the "Index"), information technology (13.51% of the Index as of March 31, 2003) declined 40.72%. Industrials (10.68% of the Index as of March 31, 2003) declined 24.40%, and materials (5.62% of the Index as of March 31, 2003) fell 22.13%. Consumer discretionary (18.01% of the Index as of March 31, 2003) lost 21.74%, and utilities (7.69% of the Index as of March 31) lost 20.54%. The best performing sector, energy (6.10% of the Index) declined 6.41%.

All of the Index's ten largest holdings posted gains during the reporting period. Because of the large number of holdings in the Index, these ten holdings combined represent only 5% of the Index. Zimmer Holdings (0.48% of the Index as of March 31, 2003) gained 42.82%. Yahoo! (0.47% of the Index as of March 31,
2003) climbed 30.05%, and Burlington Resources (0.48% of the Index as of March 31, 2003) returned 20.63%. The largest holding at 0.56% of the Index, Wellpoint Health Networks gained 20.54%. The weakest performance came from Bed Bath and Beyond (0.51% of the Index as of March 31), which posted a 2.34% gain.

                                    [GRAPHIC]

                       iShares Russell Midcap Index Funds

                          GROWTH OF $10,000 INVESTMENT
                                SINCE INCEPTION

                   iShares            iShares           iShares
            Russell Midcap     Russell Midcap    Russell Midcap  Russell Midcap  Russell Midcap  Russell Midcap
                Index Fund  Growth Index Fund  Value Index Fund           Index    Growth Index     Value Index
                   $10,000            $10,000           $10,000         $10,000         $10,000         $10,000
                   $ 9,602            $ 9,253           $ 9,807         $ 9,603         $ 9,257         $ 9,810
9/30/2001          $ 8,443            $ 7,721           $ 8,870         $ 8,445         $ 7,727         $ 8,874
                   $ 8,778            $ 8,530           $ 8,919         $ 8,780         $ 8,539         $ 8,921
                   $ 9,511            $ 9,447           $ 9,540         $ 9,515         $ 9,459         $ 9,546
12/31/2001         $ 9,890            $ 9,805           $ 9,934         $ 9,898         $ 9,818         $ 9,942
                   $ 9,829            $ 9,483           $10,031         $ 9,839         $ 9,499         $10,042
                   $ 9,722            $ 8,945           $10,191         $ 9,734         $ 8,961         $10,205
3/31/2002          $10,307            $ 9,625           $10,712         $10,318         $ 9,644         $10,726
                   $10,106            $ 9,116           $10,704         $10,118         $ 9,134         $10,719
                   $ 9,989            $ 8,841           $10,686         $10,004         $ 8,862         $10,703
6/30/2002          $ 9,322            $ 7,865           $10,206         $ 9,334         $ 7,884         $10,226
                   $ 8,421            $ 7,101           $ 9,221         $ 8,423         $ 7,117         $ 9,224
                   $ 8,467            $ 7,075           $ 9,328         $ 8,469         $ 7,092         $ 9,331
9/30/2002          $ 7,685            $ 6,511           $ 8,385         $ 7,687         $ 6,529         $ 8,389
                   $ 8,073            $ 7,014           $ 8,649         $ 8,075         $ 7,035         $ 8,656
                   $ 8,631            $ 7,561           $ 9,192         $ 8,636         $ 7,586         $ 9,201
12/31/2002         $ 8,291            $ 7,104           $ 8,972         $ 8,296         $ 7,128         $ 8,982
                   $ 8,122            $ 7,032           $ 8,722         $ 8,128         $ 7,058         $ 8,733
                   $ 8,014            $ 6,971           $ 8,576         $ 8,021         $ 6,997         $ 8,588
3/31/2003          $ 8,091            $ 7,100           $ 8,603         $ 8,100         $ 7,127         $ 8,618

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Schedule of Investments

iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.88%
General Electric Co.                      1,130,186  $ 28,819,743
Exxon Mobil Corp.                           770,534    26,930,163
Microsoft Corp.                           1,017,674    24,637,888
Pfizer Inc.                                 709,505    22,108,176
Citigroup Inc.                              592,945    20,426,955
Johnson & Johnson                           342,131    19,799,121
Wal-Mart Stores Inc.                        309,525    16,104,586
International Business Machines Corp.       194,511    15,255,498
Merck & Co. Inc.                            257,237    14,091,443
Procter & Gamble Co.                        147,587    13,142,622
American International Group Inc.           261,121    12,912,433
Intel Corp.                                 759,279    12,361,062
Bank of America Corp.                       174,812    11,684,434
Verizon Communications Inc.                 309,239    10,931,599
Cisco Systems Inc./1/                       830,905    10,785,147
Coca-Cola Co. (The)                         230,451     9,328,656
Wells Fargo & Company                       194,278     8,740,567
PepsiCo Inc.                                200,800     8,032,000
ChevronTexaco Corp.                         121,233     7,837,713
Amgen Inc./1/                               134,182     7,722,174
SBC Communications Inc.                     379,344     7,609,641
Fannie Mae                                  113,094     7,390,693
Altria Group Inc.                           242,989     7,279,950
Comcast Corp. Class A/1/                    247,538     7,077,111
Dell Computer Corp./1/                      256,772     7,012,443
Abbott Laboratories                         177,244     6,666,147
Home Depot Inc.                             266,904     6,501,781
Viacom Inc. Class B/1/                      177,058     6,466,158
Pharmacia Corp.                             146,865     6,359,255
Lilly (Eli) and Co.                         109,425     6,253,639
Medtronic Inc.                              137,887     6,221,461
3M Co.                                       44,221     5,750,057
Wyeth                                       150,635     5,697,016
JP Morgan Chase & Co.                       226,134     5,361,637
Wachovia Corp.                              155,448     5,296,113
AOL Time Warner Inc./1/                     486,513     5,283,531
Oracle Corp./1/                             467,768     5,074,815
Morgan Stanley                              125,123     4,798,467
Hewlett-Packard Co.                         307,237     4,777,535
Bristol-Myers Squibb Co.                    220,027     4,649,171
Anheuser-Busch Companies Inc.                99,557     4,640,352
Bank One Corp.                              133,433     4,619,450
BellSouth Corp.                             212,906     4,613,673
American Express Co.                        133,989     4,452,454
Du Pont (E.I.) de Nemours and Co.           112,812     4,383,874
Freddie Mac                                  78,820     4,185,342
U.S. Bancorp                                217,144     4,121,393
ConocoPhillips                               76,840     4,118,624
Walt Disney Co. (The)                       231,646     3,942,615
Washington Mutual Inc.                      110,665     3,903,155
Gillette Co. (The)                          120,148     3,717,379
Merrill Lynch & Co. Inc.                    104,989     3,716,611
Lowe's Companies Inc.                        88,236     3,601,794
Walgreen Co.                                116,252     3,427,109
Colgate-Palmolive Co.                        62,151     3,383,500
Texas Instruments Inc.                      197,018     3,225,185
First Data Corp.                             86,863     3,214,800
QUALCOMM Inc.                                87,515     3,155,791
United Technologies Corp.                    53,716     3,103,710
Target Corp.                                103,009     3,014,043
Cardinal Health Inc.                         52,213     2,974,575
Schering-Plough Corp.                       166,553     2,969,640
Fifth Third Bancorp                          57,940     2,905,112
Liberty Media Corp. Class A/1/              295,050     2,870,837
Dow Chemical Co. (The)                      103,218     2,849,849
FleetBoston Financial Corp.                 119,061     2,843,177
UnitedHealth Group Inc.                      30,892     2,831,870
Kimberly-Clark Corp.                         58,901     2,677,639
Allstate Corp. (The)                         80,499     2,670,152
Marsh & McLennan Companies Inc.              62,181     2,650,776
United Parcel Service Inc. Class B           44,241     2,521,737
Applied Materials Inc./1/                   186,507     2,346,258
HCA Inc.                                     56,071     2,319,097
Boeing Co. (The)                             90,882     2,277,503
Southern Co.                                 79,784     2,269,057
Automatic Data Processing Inc.               70,461     2,169,494
Emerson Electric Co.                         47,720     2,164,102
General Motors Corp.                         63,802     2,145,023
Motorola Inc.                               258,321     2,133,731
Gannett Co. Inc.                             30,218     2,128,254
McDonald's Corp.                            144,273     2,086,188
Lockheed Martin Corp.                        42,422     2,017,166
Clear Channel Communications Inc./1/         58,514     1,984,795
Honeywell International Inc.                 92,803     1,982,272

10                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                  Shares         Value
------------------------------------------------------------------------------
Forest Laboratories Inc./1/                               36,364  $  1,962,565
Dominion Resources Inc.                                   34,761     1,924,717
National City Corp.                                       69,104     1,924,546
Caterpillar Inc.                                          38,991     1,918,357
Sysco Corp.                                               75,255     1,914,487
General Mills Inc.                                        41,567     1,893,377
AFLAC Inc.                                                58,785     1,884,059
Kohls Corp./1/                                            33,070     1,871,101
Goldman Sachs Group Inc. (The)                            27,371     1,863,418
FedEx Corp.                                               33,834     1,863,238
Alcoa Inc.                                                96,125     1,862,902
Prudential Financial Inc.                                 63,580     1,859,715
SLM Corp.                                                 16,713     1,853,806
International Paper Co.                                   54,839     1,853,558
Exelon Corp.                                              36,583     1,844,149
EMC Corp./1/                                             252,382     1,824,722
MBNA Corp.                                               120,389     1,811,854
BB&T Corp.                                                54,429     1,710,703
Bank of New York Co. Inc. (The)                           82,602     1,693,341
AT&T Wireless Services Inc./1/                           253,894     1,675,700
Sara Lee Corp.                                            89,043     1,665,104
Lehman Brothers Holdings Inc.                             27,704     1,599,906
Alltel Corp.                                              35,245     1,577,566
Union Pacific Corp.                                       28,580     1,571,900
Costco Wholesale Corp./1/                                 51,551     1,548,077
Ford Motor Company                                       205,669     1,546,631
Avon Products Inc.                                        26,823     1,530,252
Travelers Property Casualty Corp. Class B                107,625     1,518,589
Northrop Grumman Corp.                                    17,518     1,503,044
Cendant Corp./1/                                         117,788     1,495,908
SunTrust Banks Inc.                                       28,228     1,486,204
Duke Energy Corp.                                        100,870     1,466,650
Boston Scientific Corp./1/                                35,949     1,465,281
Illinois Tool Works Inc.                                  25,112     1,460,263
eBay Inc./1/                                              17,014     1,451,124
AT&T Corp.                                                86,500     1,401,300
Waste Management Inc.                                     65,663     1,390,742
PNC Financial Services Group                              32,238     1,366,246
Harley-Davidson Inc.                                      34,333     1,363,363
Maxim Integrated Products Inc.                            36,709     1,325,929
Progressive Corp. (The)                                   21,819     1,294,085
Anadarko Petroleum Corp.                                  28,214     1,283,737
Raytheon Co.                                              45,121     1,280,083
Occidental Petroleum Corp.                                42,586     1,275,877
Baxter International Inc.                                 68,049     1,268,433
WellPoint Health Networks Inc./1/                         16,518     1,267,757
Southwest Airlines Co.                                    87,668     1,258,912
Guidant Corp./1/                                          34,637     1,253,859
McGraw-Hill Companies Inc. (The)                          22,084     1,227,650
ConAgra Foods Inc.                                        60,986     1,224,599
Entergy Corp.                                             25,346     1,220,410
General Motors Corp. Class H/1/                          108,655     1,216,936
Equity Office Properties Trust                            47,362     1,205,363
Sun Microsystems Inc./1/                                 368,676     1,201,884
Sprint Corp. (FON Group)                                 101,162     1,188,654
Weyerhaeuser Co.                                          24,805     1,186,423
Kroger Co./1/                                             90,220     1,186,393
FPL Group Inc.                                            19,998     1,178,482
State Street Corp.                                        36,936     1,168,286
Heinz (H.J.) Co.                                          39,831     1,163,065
Omnicom Group Inc.                                        21,266     1,151,979
Bed Bath & Beyond Inc./1/                                 33,182     1,146,106
Baker Hughes Inc.                                         38,284     1,145,840
Analog Devices Inc./1/                                    41,492     1,141,030
General Dynamics Corp.                                    20,594     1,134,112
Starbucks Corp./1/                                        43,881     1,130,375
Apache Corp.                                              18,184     1,122,674
Mattel Inc.                                               49,610     1,116,225
Linear Technology Corp.                                   36,087     1,114,006
KeyCorp                                                   48,343     1,090,618
Burlington Resources Inc.                                 22,798     1,087,693
Burlington Northern Santa Fe Corp.                        43,559     1,084,619
TJX Companies Inc.                                        61,276     1,078,458
Zimmer Holdings Inc./1/                                   22,014     1,070,541
Air Products & Chemicals Inc.                             25,763     1,067,361
Mellon Financial Corp.                                    50,030     1,063,638
CVS Corp.                                                 44,536     1,062,184
Yahoo! Inc./1/                                            44,211     1,061,948
Anthem Inc./1/                                            16,028     1,061,855
Deere & Co.                                               26,980     1,059,235
Progress Energy Inc.                                      26,872     1,052,039
Stryker Corp.                                             15,266     1,048,011
Praxair Inc.                                              18,590     1,047,547
Allergan Inc.                                             15,237     1,039,316
Wrigley (William Jr.) Co.                                 18,363     1,037,510

Schedules of Investments                                                      11
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
American Electric Power Co. Inc.                         45,000  $  1,028,250
Halliburton Co.                                          49,501     1,026,156
Golden West Financial Corp.                              14,251     1,025,074
Masco Corp.                                              54,941     1,023,001
Paychex Inc.                                             37,071     1,018,340
Nextel Communications Inc. Class A/1/                    75,884     1,016,087
Gap Inc. (The)                                           69,838     1,011,953
Becton, Dickinson & Co.                                  29,374     1,011,641
Newmont Mining Corp.                                     38,580     1,008,867
SouthTrust Corp.                                         39,435     1,006,776
Tribune Co.                                              22,067       993,236
FirstEnergy Corp.                                        31,462       991,053
Hartford Financial Services Group Inc.                   28,044       989,673
Lexmark International Inc./1/                            14,679       982,759
Eastman Kodak Co.                                        33,162       981,595
St. Jude Medical Inc./1/                                 20,022       976,073
Staples Inc./1/                                          53,080       972,956
Electronic Data Systems Corp.                            54,415       957,704
Safeway Inc./1/                                          49,944       945,440
MedImmune Inc./1/                                        28,460       934,342
Biomet Inc.                                              30,484       934,335
Hancock (John) Financial Services Inc.                   33,503       930,713
Consolidated Edison Inc.                                 24,170       929,820
Tenet Healthcare Corp./1/                                55,493       926,733
Public Service Enterprise Group Inc.                     25,195       924,405
Kraft Foods Inc.                                         31,858       898,396
Schwab (Charles) Corp. (The)                            124,112       896,089
Block (H & R) Inc.                                       20,834       889,403
Principal Financial Group Inc.                           32,766       889,269
Xilinx Inc./1/                                           37,983       889,182
MetLife Inc.                                             33,665       888,083
Genentech Inc./1/                                        25,134       879,941
Pitney Bowes Inc.                                        27,296       871,288
PPG Industries Inc.                                      19,174       864,364
Newell Rubbermaid Inc.                                   30,310       859,289
Kellogg Co.                                              27,993       857,985
Regions Financial Corp.                                  26,088       845,251
Marathon Oil Corp.                                       35,239       844,679
Clorox Co.                                               18,071       834,338
Adobe Systems Inc.                                       27,050       833,951
Danaher Corp.                                            12,644       831,469
Gilead Sciences Inc./1/                                  19,554       821,072
Yum! Brands Inc./1/                                      33,741       820,919
Norfolk Southern Corp.                                   44,080       818,125
Aetna Inc.                                               16,571       816,950
AmSouth Bancorp                                          41,050       816,074
Chubb Corp.                                              18,388       814,956
Veritas Software Corp./1/                                46,334       814,552
Genzyme Corp. - General Division/1/                      22,247       810,903
St. Paul Companies Inc.                                  25,322       805,240
Electronic Arts Inc./1/                                  13,728       805,010
Intuit Inc./1/                                           21,616       804,115
Devon Energy Corp.                                       16,370       789,361
EchoStar Communications Corp./1/                         27,287       788,049
International Game Technology Inc./1/                     9,619       787,796
Best Buy Co. Inc./1/                                     29,045       783,344
Sears, Roebuck and Co.                                   32,171       776,930
KLA-Tencor Corp./1/                                      21,507       773,005
McKesson Corp.                                           30,970       772,082
Unocal Corp.                                             29,209       768,489
Comerica Inc.                                            20,282       768,282
Corning Inc./1/                                         129,925       758,762
Albertson's Inc.                                         39,950       753,057
Equity Residential                                       31,264       752,524
Fortune Brands Inc.                                      17,075       732,005
Cox Communications Inc. Class A/1/                       23,504       731,209
Charter One Financial Inc.                               26,368       729,339
Johnson Controls Inc.                                    10,006       724,835
Ecolab Inc.                                              14,643       722,339
Ameren Corp.                                             18,329       715,747
Xerox Corp.(1)                                           81,971       713,148
DTE Energy Co.                                           18,304       707,450
Computer Associates International Inc.                   51,785       707,383
Capital One Financial Corp.                              23,551       706,766
M&T Bank Corp.                                            8,955       703,684
Bear Stearns Companies Inc. (The)                        10,694       701,526
Archer-Daniels-Midland Co.                               64,831       700,175
Marriott International Inc. Class A                      21,872       695,748
Agilent Technologies Inc./1/                             52,781       694,070
CSX Corp.                                                24,195       690,041
Moody's Corp.                                            14,828       685,498
Fiserv Inc./1/                                           21,774       685,446
SunGard Data Systems Inc./1/                             32,130       684,369

12                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                  Shares         Value
------------------------------------------------------------------------------
Northern Trust Corp.                                      22,278  $    678,365
Countrywide Financial Corp.                               11,734       674,705
Cinergy Corp.                                             20,026       673,875
USA Interactive/1/                                        25,067       671,545
Apollo Group Inc. Class A/1/                              13,444       670,856
CIGNA Corp.                                               14,644       669,524
Hershey Foods Corp.                                       10,630       666,076
Computer Sciences Corp./1/                                20,273       659,886
New York Times Co. Class A                                15,270       658,901
AmerisourceBergen Corp.                                   12,541       658,402
Lucent Technologies Inc./1/                              445,017       654,175
Jefferson-Pilot Corp.                                     16,945       652,044
PPL Corp.                                                 18,292       651,378
May Department Stores Co. (The)                           32,711       650,622
Avery Dennison Corp.                                      11,080       650,064
Marshall & Ilsley Corp.                                   25,321       647,205
MBIA Inc.                                                 16,727       646,331
TXU Corp.                                                 35,946       641,636
Symantec Corp./1/                                         16,329       639,770
Franklin Resources Inc.                                   19,361       637,171
AON Corp.                                                 30,738       635,662
Mylan Laboratories Inc.                                   21,705       624,019
PACCAR Inc.                                               12,408       623,750
Limited Brands Inc.                                       48,318       621,853
BJ Services Co./1/                                        17,772       611,179
Union Planters Corp.                                      23,088       606,984
Loews Corp.                                               15,232       606,843
Genuine Parts Co.                                         19,833       605,105
Federated Department Stores Inc.(1)                       21,514       602,822
Synovus Financial Corp.                                   33,480       598,957
Penney (J.C.) Co. Inc. (Holding Co.)                      30,440       597,842
PG&E Corp./1/                                             44,331       596,252
Altera Corp./1/                                           43,462       588,475
Xcel Energy Inc.                                          45,262       579,806
First Tennessee National Corp.                            14,444       573,571
Apple Computer Inc./1/                                    40,456       572,048
KeySpan Corp.                                             17,696       570,696
Simon Property Group Inc.                                 15,907       569,948
Amazon.com Inc./1/                                        21,653       563,628
Lincoln National Corp.                                    20,022       560,616
Family Dollar Stores Inc.                                 18,139       560,132
Dover Corp.                                               23,056       558,416
National Commerce Financial Corp.                         23,536       557,803
Eaton Corp.                                                7,924       554,284
Knight Ridder Inc.                                         9,450       552,825
ITT Industries Inc.                                       10,285       549,322
Cincinnati Financial Corp.                                15,662       549,266
North Fork Bancorp Inc.                                   18,618       548,300
Concord EFS Inc./1/                                       58,018       545,369
SAFECO Corp.                                              15,497       541,930
Starwood Hotels & Resorts Worldwide Inc.                  22,757       541,389
Qwest Communications International Inc./1/               154,514       539,254
Campbell Soup Co.                                         25,478       535,038
Quest Diagnostics Inc./1/                                  8,896       531,002
UST Inc.                                                  19,186       529,534
Rohm & Haas Co.                                           17,762       528,952
Popular Inc.                                              15,516       527,389
EOG Resources Inc.                                        13,189       521,757
Health Management Associates Inc. Class A                 27,458       521,702
Parker Hannifin Corp.                                     13,398       519,039
MeadWestvaco Corp.                                        22,759       518,450
Constellation Energy Group Inc.                           18,685       518,135
Sempra Energy                                             20,635       515,050
Edison International/1/                                   37,158       508,693
Biogen Inc./1/                                            16,894       506,144
Micron Technology Inc./1/                                 62,143       505,844
NiSource Inc.                                             27,540       501,228
AutoZone Inc./1/                                           7,266       499,247
Torchmark Corp.                                           13,827       495,007
Caremark Rx Inc./1/                                       27,270       494,950
Coca-Cola Enterprises Inc.                                26,362       492,706
Huntington Bancshares Inc.                                26,325       489,382
Monsanto Co.                                              29,558       484,751
Affiliated Computer Services Inc. Class A/1/              10,950       484,647
Ambac Financial Group Inc.                                 9,538       481,860
Laboratory Corp. of America Holdings/1/                   16,223       481,012
Valero Energy Corp.                                       11,516       476,532
PeopleSoft Inc./1/                                        31,125       476,213
American Standard Companies Inc./1/                        6,908       475,063
Kinder Morgan Inc.                                        10,343       465,435
Novellus Systems Inc./1/                                  17,036       464,572

Schedules of Investments                                                      13
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------
ProLogis                                                    18,291  $    463,128
Harrah's Entertainment Inc./1/                              12,943       462,065
Kerr-McGee Corp.                                            11,361       461,370
Compass Bancshares Inc.                                     14,592       456,292
Microchip Technology Inc.                                   22,713       451,989
Plum Creek Timber Co. Inc.                                  20,864       450,454
IMS Health Inc.                                             28,654       447,289
Zions Bancorporation                                        10,419       445,725
CenturyTel Inc.                                             16,040       442,704
Cintas Corp.                                                13,432       441,913
RadioShack Corp.                                            19,821       441,810
IDEC Pharmaceuticals Corp./1/                               12,802       440,632
Hilton Hotels Corp.                                         37,762       438,417
Archstone-Smith Trust                                       19,936       437,795
Delphi Corp.                                                63,911       436,512
Dean Foods Co./1/                                           10,160       435,966
GreenPoint Financial Corp.                                   9,630       431,520
ENSCO International Inc.                                    16,827       429,257
Nike Inc. Class B                                            8,314       427,506
Univision Communications Inc. Class A/1/                    17,325       424,636
BEA Systems Inc./1/                                         40,705       414,784
Varian Medical Systems Inc./1/                               7,680       414,182
BMC Software Inc./1/                                        27,427       413,873
Office Depot Inc./1/                                        34,943       413,376
Sovereign Bancorp Inc.                                      29,721       411,636
Duke Realty Corp.                                           15,210       410,366
Fox Entertainment Group Inc. Class A/1/                     15,386       410,345
Leggett & Platt Inc.                                        22,339       408,357
Smith International Inc./1/                                 11,590       408,316
MGIC Investment Corp.                                       10,377       407,505
Interpublic Group of Companies Inc.                         43,316       402,839
Express Scripts Inc./1/                                      7,205       401,174
El Paso Corp.                                               66,194       400,474
Ocean Energy Inc.                                           19,796       395,920
Chiron Corp./1/                                             10,500       393,750
JDS Uniphase Corp./1/                                      137,932       393,106
Georgia-Pacific Corp.                                       28,230       392,397
Banknorth Group Inc.                                        17,959       391,686
Sherwin-Williams Co. (The)                                  14,800       391,164
Dollar General Corp.                                        31,767       387,875
Coach Inc./1/                                               10,083       386,481
Expeditors International Washington Inc.                    10,692       384,377
McCormick & Co. Inc.                                        15,913       384,140
Applera Corp. - Applied Biosystems Group                    24,193       382,975
Rockwell Automation Inc.                                    18,485       382,640
Rockwell Collins Inc.                                       20,784       381,802
General Growth Properties Inc.                               7,074       381,642
Centex Corp.                                                 6,989       379,922
SCANA Corp.                                                 12,670       379,086
Network Appliance Inc./1/                                   33,859       378,882
Sealed Air Corp./1/                                          9,439       378,787
Grainger (W.W.) Inc.                                         8,828       378,721
Liz Claiborne Inc.                                          12,197       377,131
Jones Apparel Group Inc./1/                                 13,671       374,996
Bard (C.R.) Inc.                                             5,937       374,387
Lincare Holdings Inc./1/                                    12,188       374,050
QLogic Corp./1/                                             10,038       372,811
Fidelity National Financial Inc.                            10,902       372,303
Sigma-Aldrich Corp.                                          8,311       369,756
Kimco Realty Corp.                                          10,509       369,076
Textron Inc.                                                13,405       368,101
DST Systems Inc./1/                                         13,529       367,989
Pactiv Corp./1/                                             18,122       367,877
Old Republic International Corp.                            13,738       367,492
Murphy Oil Corp.                                             8,304       366,788
Synopsys Inc./1/                                             8,548       363,803
VF Corp.                                                     9,654       363,280
New York Community Bancorp Inc.                             12,113       360,967
Wendy's International Inc.                                  13,103       360,464
Estee Lauder Companies Inc. Class A                         11,844       359,584
Ball Corp.                                                   6,434       358,374
Pepsi Bottling Group Inc.                                   19,933       357,399
Whirlpool Corp.                                              7,264       356,154
Legg Mason Inc.                                              7,295       355,558
Darden Restaurants Inc.                                     19,814       353,680
Amerada Hess Corp.                                           7,961       352,354
Siebel Systems Inc./1/                                      43,963       352,144
Republic Services Inc./1/                                   17,666       350,493
National Semiconductor Corp./1/                             20,498       349,286
Sprint Corp. (PCS Group)/1/                                 80,096       349,219
TCF Financial Corp.                                          8,716       348,989
Thermo Electron Corp./1/                                    19,091       345,547

14                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
ServiceMaster Co. (The)                                    34,437  $    344,370
Brinker International Inc./1/                              11,221       342,240
Public Storage Inc.                                        11,241       340,602
Unisys Corp./1/                                            36,760       340,398
Radian Group Inc.                                          10,142       338,540
Nucor Corp.                                                 8,829       337,003
Apartment Investment & Management Co. Class A               9,207       335,871
XTO Energy Inc.                                            17,616       334,704
King Pharmaceuticals Inc./1/                               28,028       334,374
Watson Pharmaceuticals Inc./1/                             11,557       332,495
Equifax Inc.                                               16,521       330,255
Pioneer Natural Resources Co./1/                           13,111       329,086
Vulcan Materials Co.                                       10,868       328,540
Whole Foods Market Inc./1/                                  5,904       328,499
Wisconsin Energy Corp.                                     12,900       327,660
ChoicePoint Inc./1/                                         9,660       327,474
T. Rowe Price Group Inc.                                   12,004       325,536
Ross Stores Inc.                                            9,003       325,458
First Virginia Banks Inc.                                   8,271       324,471
Molex Inc.                                                 15,025       322,737
Dun & Bradstreet Corp./1/                                   8,431       322,486
Lennar Corp.                                                6,020       322,371
Citizens Communications Co./1/                             32,157       320,927
R.J. Reynolds Tobacco Holdings Inc.                         9,931       320,374
Black & Decker Corp.                                        9,160       319,318
Tiffany & Co.                                              12,750       318,750
Health Net Inc./1/                                         11,886       318,188
Engelhard Corp.                                            14,776       316,502
L-3 Communications Holdings Inc./1/                         7,870       316,138
Janus Capital Group Inc.                                   27,412       312,223
Pinnacle West Capital Corp.                                 9,351       310,827
Hibernia Corp. Class A                                     18,325       310,792
Jabil Circuit Inc./1/                                      17,692       309,610
Waters Corp./1/                                            14,561       308,111
Phelps Dodge Corp./1/                                       9,438       306,546
Oxford Health Plans Inc./1/                                10,077       305,938
Fluor Corp.                                                 9,073       305,579
Pepco Holdings Inc.                                        17,464       303,874
Cadence Design Systems Inc./1/                             30,008       300,080
Brown-Forman Corp. Class B                                  3,888       298,987
Juniper Networks Inc./1/                                   36,493       298,148
Hillenbrand Industries Inc.                                 5,830       297,213
SPX Corp./1/                                                8,697       297,090
Cablevision Systems Corp./1/                               15,598       296,206
WebMD Corp./1/                                             32,758       295,477
Washington Post Company (The) Class B                         433       295,029
Deluxe Corp.                                                7,300       292,949
Vornado Realty Trust                                        8,172       292,558
Rouse Co. (The)                                             8,401       290,255
Energy East Corp.                                          16,284       289,855
Abercrombie & Fitch Co. Class A/1/                          9,624       289,009
Boston Properties Inc.                                      7,563       286,638
First Health Group Corp./1/                                11,117       282,816
Diebold Inc.                                                8,310       282,041
Associated Bancorp                                          8,668       280,236
Solectron Corp./1/                                         92,736       280,063
Mohawk Industries Inc./1/                                   5,824       279,203
Sunoco Inc.                                                 7,611       278,334
Pulte Homes Inc.                                            5,539       277,781
Agere Systems Inc. Class B/1/                             184,667       277,000
DENTSPLY International Inc.                                 7,938       276,163
Broadcom Corp. Class A/1/                                  22,100       272,935
Westwood One Inc./1/                                        8,719       272,382
Tellabs Inc./1/                                            46,999       272,124
Equitable Resources Inc.                                    7,243       271,685
Mercantile Bankshares Corp.                                 7,974       270,638
CDW Computer Centers Inc./1/                                6,627       270,382
AMB Property Corp.                                          9,542       269,561
AutoNation Inc./1/                                         21,126       269,356
Iron Mountain Inc./1/                                       7,038       269,203
UNUMProvident Corp.                                        27,437       268,883
American Power Conversion Corp./1/                         18,851       268,438
Valley National Bancorp                                    10,873       267,802
Fair Isaac and Co. Inc.                                     5,260       267,313
Energizer Holdings Inc./1/                                 10,471       266,906
Smurfit-Stone Container Corp./1/                           19,954       266,565
Liberty Property Trust                                      8,495       265,894
PMI Group Inc. (The)                                       10,356       264,596
Barr Laboratories Inc./1/                                   4,642       264,594
Lear Corp./1/                                               7,441       263,039
Pogo Producing Co.                                          6,591       262,124
Patterson Dental Co./1/                                     5,676       260,699
Commerce Bancorp Inc.                                       6,558       260,615
Cooper Cameron Corp./1/                                     5,263       260,571

Schedules of Investments                                                      15
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                  Shares         Value
------------------------------------------------------------------------------
Sabre Holdings Corp./1/                                   16,376  $    260,542
Convergys Corp./1/                                        19,705       260,106
Questar Corp.                                              8,760       259,033
Manpower Inc.                                              8,664       258,880
Citrix Systems Inc./1/                                    19,671       258,870
Commerce Bancshares Inc.                                   7,065       258,226
International Flavors & Fragrances Inc.                    8,303       258,140
Mercury Interactive Corp./1/                               8,692       257,979
Patterson-UTI Energy Inc./1/                               7,963       257,683
Omnicare Inc.                                              9,466       257,570
Pall Corp.                                                12,799       255,980
Dollar Tree Stores Inc./1/                                12,812       254,959
Eastman Chemical Co.                                       8,789       254,793
Scripps (E.W.) Co. Class A                                 3,356       254,183
Williams Companies Inc.                                   55,030       252,037
D.R. Horton Inc.                                          13,026       250,099
Millennium Pharmaceuticals Inc./1/                        31,763       249,657
Allied Capital Corp.                                      12,490       249,550
AvalonBay Communities Inc.                                 6,758       249,370
Scientific-Atlanta Inc.                                   18,041       247,883
CH Robinson Worldwide Inc.                                 7,540       246,558
Career Education Corp./1/                                  5,040       246,557
Storage Technology Corp./1/                               12,161       245,895
NSTAR                                                      6,141       245,763
Outback Steakhouse Inc.                                    6,908       244,405
Teradyne Inc./1/                                          20,938       243,718
Lamar Advertising Co./1/                                   8,293       243,400
Advanced Micro Devices Inc./1/                            39,092       241,589
Gallagher (Arthur J.) & Co.                                9,829       241,302
Network Associates Inc./1/                                17,466       241,205
Comverse Technology Inc./1/                               21,312       241,039
Telephone & Data Systems Inc.                              5,884       240,714
Bemis Co.                                                  5,698       239,658
Sanmina-SCI Corp./1/                                      59,295       239,552
AdvancePCS/1/                                              8,424       238,736
Edwards (A.G.) Inc.                                        9,211       238,565
Ashland Inc.                                               8,005       237,508
Federated Investors Inc. Class B                           9,238       235,107
Sonoco Products Co.                                       11,217       234,772
Robert Half International Inc./1/                         17,599       234,243
SUPERVALU Inc.                                            15,056       233,368
Doral Financial Corp.                                      6,591       232,992
Ceridian Corp./1/                                         16,642       232,655
Valspar Corp. (The)                                        5,676       232,319
Puget Energy Inc.                                         10,888       232,023
Universal Health Services Inc. Class B/1/                  5,661       230,799
Bank of Hawaii Corp.                                       7,475       230,230
UnionBanCal Corp.                                          5,820       229,424
MDU Resources Group Inc.                                   8,160       227,827
Celgene Corp./1/                                           8,722       227,470
Scios Inc./1/                                              5,155       227,129
Symbol Technologies Inc.                                  26,337       226,762
Autoliv Inc.                                              11,290       225,461
MGM Grand Inc./1/                                          7,705       225,371
Triad Hospitals Inc./1/                                    8,351       224,642
Hasbro Inc.                                               16,142       224,212
Protective Life Corp.                                      7,843       223,918
Fulton Financial Corp.                                    11,887       223,594
Smithfield Foods Inc./1/                                  12,618       223,591
SEI Investment Co.                                         8,519       223,198
Bowater Inc.                                               6,005       223,086
Noble Energy Inc.                                          6,505       223,056
Beckman Coulter Inc.                                       6,544       222,692
VeriSign Inc./1/                                          25,458       222,503
Jacobs Engineering Group Inc./1/                           5,286       222,065
Park Place Entertainment Corp./1/                         31,093       221,382
Williams-Sonoma Inc./1/                                   10,093       220,027
Rent-A-Center Inc./1/                                      4,015       219,661
Donnelley (R.R.) & Sons Co.                               11,978       219,437
Gentex Corp./1/                                            8,588       218,479
Health Care Property Investors Inc.                        6,504       216,908
Hospitality Properties Trust                               7,078       216,233
Markel Corp./1/                                              964       215,647
Astoria Financial Corp.                                    9,267       215,272
IVAX Corp./1/                                             17,507       214,461
CenterPoint Energy Inc.                                   30,398       214,306
Intersil Corp. Class A/1/                                 13,745       213,872
Manor Care Inc./1/                                        11,113       213,703
Mid Atlantic Medical Services Inc./1/                      5,270       213,699
Viad Corp.                                                 9,919       212,663
New Plan Excel Realty Trust                               10,855       212,649
CIENA Corp./1/                                            48,593       212,351
Rowan Companies Inc.                                      10,782       211,974
Dial Corp. (The)                                          10,917       211,790

16                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
TECO Energy Inc.                                           19,826  $    210,750
GTECH Holdings Corp./1/                                     6,441       210,363
Northeast Utilities                                        15,038       209,329
National-Oilwell Inc./1/                                    9,340       209,123
Cephalon Inc./1/                                            5,222       208,567
Wilmington Trust Corp.                                      7,451       207,138
KB Home                                                     4,539       206,298
BISYS Group Inc. (The)/1/                                  12,575       205,224
Weingarten Realty Investors                                 5,231       204,584
Steris Corp./1/                                             7,782       203,577
NVR Inc./1/                                                   617       202,993
Henry Schein Inc./1/                                        4,472       201,687
Belo (A.H.) Corp.                                           9,936       201,303
3Com Corp./1/                                              40,776       201,026
Developers Diversified Realty Corp.                         8,307       200,614
Western Digital Corp./1/                                   22,056       199,827
Tyson Foods Inc. Class A                                   25,757       199,617
City National Corp.                                         4,536       199,312
Level 3 Communications Inc./1/                             38,621       199,284
Temple-Inland Inc.                                          5,305       198,407
Providian Financial Corp./1/                               30,211       198,184
Alliant Techsystems Inc./1/                                 3,668       198,109
Berkley (W.R.) Corp.                                        4,619       197,924
Alberto-Culver Co. Class B                                  4,012       197,711
Catellus Development Corp./1/                               9,395       197,295
Lyondell Chemical Co.                                      14,117       196,932
Harris Corp.                                                7,074       196,445
Autodesk Inc.                                              12,871       196,411
First American Corp.                                        8,008       195,395
Newfield Exploration Co./1/                                 5,755       195,037
Pentair Inc.                                                5,509       194,743
Dow Jones & Co. Inc.                                        5,489       194,530
United Dominion Realty Trust Inc.                          12,142       194,029
HON Industries Inc.                                         6,775       193,087
Brunswick Corp.                                            10,089       191,691
Reynolds & Reynolds Co. (The) Class A                       7,550       191,015
PETsMART Inc./1/                                           15,029       189,365
ADC Telecommunications Inc./1/                             91,701       188,904
Michaels Stores Inc./1/                                     7,537       188,500
Edwards Lifesciences Corp./1/                               6,866       188,128
Fastenal Co.                                                6,672       188,084
LSI Logic Corp./1/                                         41,570       187,896
Bausch & Lomb Inc.                                          5,712       187,868
Cheesecake Factory (The)/1/                                 5,793       186,940
Toys R Us Inc./1/                                          22,302       186,668
Stanley Works (The)                                         7,772       186,450
Constellation Brands Inc./1/                                8,211       186,390
Webster Financial Corp.                                     5,282       185,504
Reebok International Ltd./1/                                5,632       185,011
NVIDIA Corp./1/                                            14,378       184,757
Host Marriott Corp./1/                                     26,597       184,051
Great Plains Energy Inc.                                    7,690       183,560
Vishay Intertechnology Inc./1/                             17,959       182,823
AES Corp. (The)/1/                                         50,449       182,625
ALLETE Inc.                                                 8,792       182,522
Invitrogen Corp./1/                                         5,955       182,402
Hormel Foods Corp.                                          8,586       181,766
DPL Inc.                                                   14,525       180,981
National Fuel Gas Co.                                       8,275       180,974
Millipore Corp./1/                                          5,508       180,112
HCC Insurance Holdings Inc.                                 7,041       179,968
Certegy Inc./1/                                             7,140       179,928
Eaton Vance Corp.                                           6,721       179,652
Cullen/Frost Bankers Inc.                                   5,906       179,424
Humana Inc./1/                                             18,682       179,347
Smucker (J.M.) Co. (The)                                    5,112       178,767
Neuberger Berman Inc.                                       6,318       178,357
Hubbell Inc. Class B                                        5,695       178,253
Investors Financial Services Corp.                          7,320       178,242
Meredith Corp.                                              4,650       177,537
Entercom Communications Corp./1/                            4,025       176,738
Tidewater Inc.                                              6,151       176,657
FirstMerit Corp.                                            9,577       176,600
Lubrizol Corp.                                              5,883       176,549
Emulex Corp./1/                                             9,214       176,448
Nordstrom Inc.                                             10,856       175,867
Harman International Industries Inc.                        2,997       175,534
Renal Care Group Inc./1/                                    5,629       175,512
Medicis Pharmaceutical Corp. Class A/1/                     3,153       175,275
Fisher Scientific International Inc./1/                     6,262       175,086
StanCorp Financial Group Inc.                               3,389       174,703
Applebee's International Inc.                               6,226       174,577
Foot Locker Inc.                                           16,255       173,928
NCR Corp./1/                                                9,457       173,441

Schedules of Investments                                                      17
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
Hudson City Bancorp Inc.                                  8,563  $    173,315
Goodrich (B.F.) Co.                                      12,245       172,165
Zebra Technologies Corp. Class A/1/                       2,672       172,077
Pier 1 Imports Inc.                                      10,832       171,796
Pride International Inc./1/                              12,726       171,674
Navistar International Corp./1/                           6,956       171,187
Brown & Brown Inc.                                        5,456       170,827
Cabot Corp.                                               7,148       170,551
Cytyc Corp./1/                                           13,063       170,472
Corinthian Colleges Inc./1/                               4,310       170,245
BancorpSouth Inc.                                         9,249       170,182
Hawaiian Electric Industries Inc.                         4,172       170,051
Maytag Corp.                                              8,929       169,919
CarMax Inc./1/                                           11,610       169,158
AGL Resources Inc.                                        7,134       168,576
Macerich Co. (The)                                        5,299       167,872
Apogent Technologies Inc./1/                             11,512       167,845
Alliant Energy Corp.                                     10,415       167,369
Vectren Corp.                                             7,776       167,262
Snap-On Inc.                                              6,744       166,981
Tektronix Inc./1/                                         9,736       166,972
Lam Research Corp./1/                                    14,621       166,519
Arrow Electronics Inc./1/                                11,312       166,286
Sky Financial Group Inc.                                  8,413       165,484
Washington Federal Inc.                                   7,851       165,342
iStar Financial Inc.                                      5,636       164,402
Chesapeake Energy Corp.                                  20,845       163,842
Annaly Mortgage Management Inc.                           9,369       163,676
Chico's FAS Inc./1/                                       8,122       162,440
OGE Energy Corp.                                          8,989       161,532
Quintiles Transnational Corp./1/                         13,283       161,521
Transatlantic Holdings Inc.                               2,458       161,122
Donaldson Co. Inc.                                        4,388       160,513
Covance Inc./1/                                           6,941       160,476
Varco International Inc./1/                               8,726       159,773
Lee Enterprises Inc.                                      5,044       158,987
Independence Community Bank Corp.                         6,008       158,912
Old National Bancorp                                      7,380       157,932
Stericycle Inc./1/                                        4,201       157,916
CheckFree Corp./1/                                        7,019       157,787
Whitney Holding Corp.                                     4,619       157,600
CBRL Group Inc.                                           5,717       156,932
Krispy Kreme Doughnuts Inc./1/                            4,634       156,907
BRE Properties Inc. Class A                               5,321       156,703
CNF Inc.                                                  5,113       155,691
Performance Food Group Co./1/                             5,071       155,477
Hudson United Bancorp                                     5,044       155,355
Cree Inc./1/                                              8,378       155,161
Mack-Cali Realty Corp.                                    4,980       154,231
Del Monte Foods Co./1/                                   20,638       153,959
Valassis Communications Inc./1/                           5,819       153,622
Acxiom Corp./1/                                           9,103       153,203
Coors (Adolf) Company Class B                             3,158       153,163
Arden Realty Inc.                                         6,681       151,525
Graco Inc.                                                5,385       151,318
Ruby Tuesday Inc.                                         7,410       151,164
Pan Pacific Retail Properties Inc.                        3,990       151,022
Martin Marietta Materials Inc.                            5,467       150,944
Colonial BancGroup Inc. (The)                            13,412       150,885
CarrAmerica Realty Corp.                                  5,941       150,604
Corporate Executive Board Co. (The)/1/                    4,195       149,426
Big Lots Inc./1/                                         13,281       149,411
CenterPoint Properties Corp.                              2,582       149,240
Leucadia National Corp.                                   4,151       148,357
Roslyn Bancorp Inc.                                       8,249       148,317
Peoples Energy Corp.                                      4,130       147,730
Westamerica Bancorp                                       3,738       147,614
Helmerich & Payne Inc.                                    5,748       147,264
Waddell & Reed Financial Inc. Class A                     8,369       147,043
Imation Corp./1/                                          3,941       146,684
Affymetrix Inc./1/                                        5,597       145,522
FNB Corp. - Florida Shares                                5,066       145,090
Freeport-McMoRan Copper & Gold Inc./1/                    8,492       144,789
WGL Holdings Inc.                                         5,462       144,688
Philadelphia Suburban Corp.                               6,584       144,519
Cognizant Technology Solutions Corp./1/                   2,140       144,129
Precision Castparts Corp.                                 6,045       144,052
Dreyer's Grand Ice Cream Inc.                             2,077       143,978
Advanced Fibre Communications Inc./1/                     9,507       143,936
UGI Corp.                                                 3,139       143,452

18                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                Shares         Value
----------------------------------------------------------------------------
Brocade Communications Systems Inc./1/                  29,330  $    143,130
Coventry Health Care Inc./1/                             4,345       142,950
Pharmaceutical Product Development Inc./1/               5,307       142,498
SICOR Inc./1/                                            8,522       142,317
First Midwest Bancorp Inc.                               5,514       142,316
BorgWarner Inc.                                          2,968       141,989
Harsco Corp.                                             4,628       141,108
UTStarcom Inc./1/                                        7,043       140,790
Teleflex Inc.                                            3,933       140,408
International Rectifier Corp./1/                         7,138       140,404
Hispanic Broadcasting Corp./1/                           6,789       140,261
WPS Resources Corp.                                      3,506       140,240
Herman Miller Inc.                                       8,708       140,199
Carlisle Companies Inc.                                  3,457       139,974
Rayonier Inc.                                            3,167       139,538
InterDigital Communications Corp./1/                     6,161       139,442
Tech Data Corp./1/                                       5,814       139,187
Avnet Inc./1/                                           13,257       138,933
Nicor Inc.                                               5,061       138,267
ITT Educational Services Inc./1/                         4,936       138,208
Sybase Inc./1/                                          10,667       138,138
E*TRADE Group Inc./1/                                   32,717       137,739
Realty Income Corp.                                      3,850       137,638
RPM International Inc.                                  13,030       136,815
Borders Group Inc./1/                                    9,256       136,063
Neurocrine Biosciences Inc./1/                           3,236       135,200
Crescent Real Estate Equities Co.                        9,387       134,985
Calpine Corp./1/                                        40,882       134,911
Thornburg Mortgage Inc.                                  6,526       134,631
DaVita Inc./1/                                           6,488       134,496
Fairchild Semiconductor International Inc. Class A/1/   12,853       134,442
Harte-Hanks Inc.                                         7,036       134,388
Camden Property Trust                                    4,147       134,363
AGCO Corp./1/                                            8,299       133,614
ONEOK Inc.                                               7,257       133,093
AptarGroup Inc.                                          4,114       133,088
Ryder System Inc.                                        6,386       130,977
Compuware Corp./1/                                      38,466       130,400
Federal Realty Investment Trust                          4,293       130,378
IndyMac Bancorp Inc.                                     6,691       130,140
Ryland Group Inc.                                        3,002       129,656
Polaris Industries Inc.                                  2,607       129,620
Cytec Industries Inc./1/                                 4,634       129,057
FTI Consulting Inc./1/                                   2,790       128,954
Weight Watchers International Inc./1/                    2,795       128,710
Edwards (J.D.) & Co./1/                                 11,631       128,174
Mandalay Resort Group/1/                                 4,636       127,768
Park National Corp.                                      1,367       127,541
HRPT Properties Trust                                   14,969       127,386
Piedmont Natural Gas Co.                                 3,572       127,342
Church & Dwight Co. Inc.                                 4,188       127,148
First Industrial Realty Trust Inc.                       4,487       127,072
Respironics Inc./1/                                      3,693       126,932
Charles River Laboratories International Inc./1/         4,968       126,783
Delta Air Lines Inc.                                    14,210       126,469
Key Energy Services Inc./1/                             12,533       126,333
Amylin Pharmaceuticals Inc./1/                           7,797       126,311
BearingPoint Inc./1/                                    19,808       126,177
Chelsea Property Group Inc.                              3,387       126,166
Maxtor Corp./1/                                         22,336       125,752
Rambus Inc./1/                                           9,487       125,323
AMETEK Inc.                                              3,793       125,207
Energen Corp.                                            3,903       125,130
Highwoods Properties Inc.                                6,115       124,991
Global Payments Inc.                                     4,094       124,949
FMC Technologies Inc./1/                                 6,496       124,723
Unitrin Inc.                                             5,381       124,678
Crown Castle International Corp./1/                     22,660       124,630
Accredo Health Inc./1/                                   5,118       124,567
International Speedway Corp. Class A                     3,103       124,306
Boise Cascade Corp.                                      5,689       124,305
Grant Prideco Inc./1/                                   10,306       124,290
Lancaster Colony Corp.                                   3,236       124,097
DeVry Inc./1/                                            6,630       123,782
IDEXX Laboratories Inc./1/                               3,538       123,724
Timken Co. (The)                                         7,888       123,211
O'Reilly Automotive Inc./1/                              4,540       123,034
Diamond Offshore Drilling Inc.                           6,321       122,691
Allied Waste Industries Inc./1/                         15,347       122,623
Airgas Inc./1/                                           6,600       122,166
Circuit City Stores Inc.                                23,468       122,034

Schedules of Investments                                                      19
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
Regis Corp.                                                 4,898  $    122,009
Trustmark Corp.                                             5,098       121,128
Dana Corp.                                                 17,109       120,790
Alexander & Baldwin Inc.                                    4,856       120,720
IMC Global Inc.                                            12,517       120,414
Neiman-Marcus Group Inc. Class A/1/                         4,134       119,845
American Capital Strategies Ltd.                            5,343       119,683
South Financial Group Inc. (The)                            5,517       119,443
Payless ShoeSource Inc./1/                                  7,629       119,394
Citizens Banking Corp.                                      5,045       119,264
Human Genome Sciences Inc./1/                              13,941       119,196
Clayton Homes Inc.                                         10,765       118,846
Zale Corp./1/                                               3,630       118,846
Mettler Toledo International Inc./1/                        3,987       118,773
Hilb, Rogal & Hamilton Co.                                  3,789       118,368
United Bancshares Inc.                                      4,269       118,251
Wiley (John) & Sons Inc. Class A                            5,203       118,004
National Instruments Corp./1/                               3,335       117,625
Packaging Corporation of America/1/                         6,526       117,533
99 Cents Only Stores/1/                                     4,598       117,249
SanDisk Corp./1/                                            6,947       116,849
Shurgard Storage Centers Inc. Class A                       3,758       116,686
Owens-Illinois Inc./1/                                     12,907       116,679
Claire's Stores Inc.                                        4,935       116,515
Integrated Circuit Systems Inc./1/                          5,354       116,182
IKON Office Solutions Inc.                                 16,335       115,978
Readers Digest Association Inc. (The)                      11,356       115,945
PerkinElmer Inc.                                           13,019       115,739
Reliant Resources Inc./1/                                  32,438       115,479
Pacific Capital Bancorp                                     3,880       115,003
Community First Bankshares Inc.                             4,493       114,796
Community Health Systems Inc./1/                            5,598       114,703
Healthcare Realty Trust Inc.                                4,686       114,432
ResMed Inc./1/                                              3,571       114,201
Health Care REIT Inc.                                       4,353       114,049
Commercial Federal Corp.                                    5,245       113,921
AmerUs Group Co.                                            4,635       113,743
Corn Products International Inc.                            3,897       113,637
Universal Corp.                                             3,009       113,620
PMC-Sierra Inc./1/                                         19,091       113,591
PepsiAmericas Inc.                                          9,655       113,543
LifePoint Hospitals Inc./1/                                 4,513       113,321
Scotts Co. (The) Class A/1/                                 2,186       113,235
Furniture Brands International Inc./1/                      5,789       113,233
Alliance Data Systems Corp./1/                              6,629       112,693
Raymond James Financial Inc.                                4,349       112,509
Education Management Corp./1/                               2,818       112,072
Washington Real Estate Investment Trust                     4,315       112,061
Mercury General Corp.                                       2,951       111,990
Avocent Corp./1/                                            4,798       111,985
Reckson Associates Realty Corp.                             5,950       111,860
Expedia Inc./1/                                             2,158       111,482
Airborne Inc.                                               5,682       111,424
United States Steel Corp.                                  11,332       111,394
Swift Transportation Co. Inc./1/                            6,906       110,496
Sepracor Inc./1/                                            8,160       110,486
McClatchy Co. (The) Class A                                 2,058       110,288
Electronics For Imaging Inc./1/                             6,210       109,849
ArvinMeritor Inc.                                           7,851       109,835
CACI International Inc. Class A/1/                          3,291       109,788
Semtech Corp./1/                                            7,218       109,353
MONY Group Inc. (The)                                       5,229       109,286
Applied Micro Circuits Corp./1/                            33,479       109,142
Kennametal Inc.                                             3,869       108,835
RF Micro Devices Inc./1/                                   18,021       108,649
Ethan Allen Interiors Inc.                                  3,690       108,597
Alleghany Corp./1/                                            663       108,556
Apria Healthcare Group Inc./1/                              4,647       108,554
ICOS Corp./1/                                               5,793       108,387
Radio One Inc. Class D/1/                                   8,172       108,197
Waste Connections Inc./1/                                   3,121       107,675
Cabot Microelectronics Corp./1/                             2,558       107,103
Oshkosh Truck Corp.                                         1,719       107,094
Cousins Properties Inc.                                     4,139       106,993
Home Properties of New York Inc.                            3,220       106,904
Atmos Energy Corp.                                          5,021       106,746
Erie Indemnity Co. Class A                                  2,939       106,686
Arbitron Inc./1/                                            3,356       106,385
Saks Inc./1/                                               13,811       106,207
Wallace Computer Services Inc.                              4,263       106,191
DoubleClick Inc./1/                                        13,653       106,084
Affiliated Managers Group Inc./1/                           2,543       105,713
Pixar Inc./1/                                               1,950       105,456
Sonic Corp./1/                                              4,073       103,699

20                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
Lafarge North America Inc.                                  3,556    $  103,302
Cerner Corp./1/                                             3,186       103,163
CLARCOR Inc.                                                2,842       102,880
Cooper Companies Inc.                                       3,436       102,736
New Jersey Resources Corp.                                  3,137       102,423
Crane Co.                                                   5,879       102,412
Olin Corp.                                                  5,623       102,170
Chittenden Corp.                                            3,902       102,000
TMP Worldwide Inc./1/                                       9,485       101,774
Pacific Sunwear of California Inc./1/                       4,999       101,730
Take-Two Interactive Software Inc./1/                       4,549       101,670
AnnTaylor Stores Corp./1/                                   4,948       101,582
Sensient Technologies Corp.                                 5,066       101,421
Rite Aid Corp./1/                                          44,931       100,645
Dillards Inc. Class A                                       7,780       100,518
ImClone Systems Inc./1/                                     6,053       100,359
Ameritrade Holding Corp./1/                                20,205       100,217
UCBH Holdings Inc.                                          2,275       100,055
IDACORP Inc.                                                4,388       100,046
Ingram Micro Inc. Class A/1/                                9,064        99,976
Provident Financial Group Inc.                              4,702        99,823
American Tower Corp. Class A/1/                            18,078        99,791
Winn-Dixie Stores Inc.                                      7,535        99,613
American Greetings Corp. Class A/1/                         7,585        99,363
Barnes & Noble Inc./1/                                      5,208        98,900
Toll Brothers Inc./1/                                       5,114        98,700
Cummins Inc.                                                4,012        98,695
Bob Evans Farms Inc.                                        4,092        98,576
First Bancorp                                               3,653        98,558
Crown Holdings Inc./1/                                     17,746        98,313
Southwest Bancorp of Texas Inc./1/                          3,265        98,048
Unit Corp./1/                                               4,828        97,960
Briggs & Stratton Corp.                                     2,503        97,217
Great Lakes Chemical Corp.                                  4,373        97,081
Roper Industries Inc.                                       3,360        96,936
Landstar System Inc./1/                                     1,685        96,887
Varian Inc./1/                                              3,377        96,785
Downey Financial Corp.                                      2,455        96,752
International Bancshares Corp.                              2,488        96,559
Skyworks Solutions Inc./1/                                 15,497        96,546
Staten Island Bancorp Inc.                                  6,464        96,443
Commerce Group Inc.                                         2,819        96,410
LaBranche & Co. Inc.                                        5,238        96,274
PNM Resources Inc.                                          4,270        96,032
DQE Inc.                                                    7,871        95,947
Louisiana-Pacific Corp./1/                                 12,085        95,834
TECHNE Corp./1/                                             4,636        95,826
Blyth Inc.                                                  3,768        95,820
Integrated Device Technology Inc./1/                       12,066        95,804
Toro Co.                                                    1,367        95,758
La-Z-Boy Inc.                                               5,535        95,645
PacifiCare Health Systems Inc./1/                           3,956        95,498
Intergraph Corp./1/                                         5,503        95,422
Callaway Golf Co.                                           8,029        95,385
Susquehanna Bancshares Inc.                                 4,587        95,043
Arch Coal Inc.                                              4,999        95,031
Evergreen Resources Inc./1/                                 2,097        95,015
Donnelley (R.H.) Corp./1/                                   3,195        94,828
American National Insurance Co.                             1,216        94,763
Friedman, Billings, Ramsey Group, Inc. Class A/1/          10,469        94,741
CBL & Associates Properties Inc.                            2,334        94,737
York International Corp.                                    4,510        94,710
Getty Images Inc./1/                                        3,435        94,325
Cymer Inc./1/                                               3,966        93,796
Cypress Semiconductor Corp./1/                             13,583        93,723
Service Corp. International/1/                             33,661        93,578
Hollywood Entertainment Corp./1/                            5,826        93,449
Delta & Pine Land Co.                                       4,127        93,311
Vertex Pharmaceuticals Inc./1/                              8,388        93,275
Post Properties Inc.                                        3,844        92,833
Ventas Inc.                                                 8,001        92,812
Patina Oil & Gas Corp.                                      2,820        92,778
Worthington Industries Inc.                                 7,759        92,565
BJ's Wholesale Club Inc./1/                                 8,185        92,490
Prentiss Properties Trust                                   3,411        92,438
Idex Corp.                                                  3,187        92,423
Diagnostic Products Corp.                                   2,473        92,367
St. Mary Land & Exploration Co.                             3,687        92,359
Gemstar-TV Guide International Inc./1/                     25,143        92,250
SL Green Realty Corp.                                       3,016        92,169
Tom Brown Inc./1/                                           3,799        91,936
Polycom Inc./1/                                            11,367        91,845
Invacare Corp.                                              2,912        91,699
Scholastic Corp./1/                                         3,399        91,433
Cooper Tire & Rubber Co.                                    7,464        91,061

Schedules of Investments                                                      21
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                             Shares         Value
-------------------------------------------------------------------------
EMCOR Group Inc./1/                                   1,885      $ 90,951
Pharmaceutical Resources Inc./1/                      2,141        90,950
Hyperion Solutions Corp./1/                           3,736        90,598
NBTY Inc./1/                                          4,769        90,420
Cimarex Energy Co./1/                                 4,645        90,345
Allegheny Energy Inc.                                14,506        90,082
Standard-Pacific Corp.                                3,527        89,974
Broadwing Inc./1/                                    22,484        89,936
Minerals Technologies Inc.                            2,357        89,825
St. Joe Company (The)                                 3,295        89,624
Visteon Corp.                                        15,087        89,617
Amphenol Corp. Class A/1/                             2,183        88,957
Forest City Enterprises Inc. Class A                  2,556        88,898
Timberland Co. Class A/1/                             2,125        88,846
Ralcorp Holdings Inc./1/                              3,403        88,614
Novell Inc./1/                                       41,187        88,552
Essex Property Trust Inc.                             1,692        88,407
Activision Inc./1/                                    6,106        88,232
W Holding Co. Inc.                                    4,792        87,981
Goodyear Tire & Rubber Co. (The)                     16,983        87,802
Overture Services Inc./1/                             5,747        87,182
Regency Centers Corp.                                 2,639        86,955
Black Hills Corp.                                     3,161        86,896
Pittston Brink's Group                                6,269        86,888
LandAmerica Financial Group Inc.                      2,183        86,774
American Eagle Outfitters Inc./1/                     5,975        86,751
Millennium Chemicals Inc.                             7,417        86,631
Allmerica Financial Corp./1/                          6,174        86,621
Superior Industries International Inc.                2,376        86,558
Station Casinos Inc./1/                               4,100        86,551
ADTRAN Inc./1/                                        2,402        86,256
Texas Regional Bancshares Inc. Class A                2,845        85,878
LNR Property Corp.                                    2,531        85,295
Banta Corp.                                           2,879        84,873
ICN Pharmaceuticals Inc.                              9,505        84,690
Charter Municipal Mortgage Acceptance Co.             4,816        84,617
Linens 'N Things Inc./1/                              4,161        84,552
Avaya Inc./1/                                        41,327        84,307
Trizec Properties Inc.                                9,910        84,235
East West Bancorp Inc.                                2,725        84,066
Tupperware Corp.                                      6,076        83,970
Perrigo Co.                                           7,059        83,861
Macromedia Inc./1/                                    6,937        83,799
Harleysville Group Inc.                               3,358        83,782
Mills Corp.                                           2,681        83,647
Stone Energy Corp./1/                                 2,487        83,513
Hercules Inc./1/                                      9,567        83,233
Polo Ralph Lauren Corp./1/                            3,621        82,921
Andrx Group/1/                                        7,004        82,717
Silicon Valley Bancshares/1/                          4,544        82,655
Werner Enterprises Inc.                               4,284        82,510
Cox Radio Inc. Class A/1/                             3,986        82,351
Tootsie Roll Industries Inc.                          2,886        82,339
M.D.C. Holdings Inc.                                  2,144        82,287
IDT Corp./1/                                          5,484        82,150
Alexandria Real Estate Equities Inc.                  1,951        82,040
Hot Topic Inc./1/                                     3,516        81,958
Ariba Inc./1/                                        29,057        81,941
Kellwood Co.                                          2,830        81,900
American Italian Pasta Co. Class A/1/                 1,893        81,872
Tetra Tech Inc./1/                                    5,789        81,856
CEC Entertainment Inc./1/                             2,998        81,576
Mueller Industries Inc./1/                            3,265        81,527
Dynegy Inc. Class A                                  31,176        81,369
Brookline Bancorp Inc.                                6,478        81,105
Harland (John H.) Co.                                 3,336        81,098
Extended Stay America Inc./1/                         7,978        80,578
Quiksilver Inc./1/                                    2,622        80,286
Catalina Marketing Corp./1/                           4,167        80,131
Henry (Jack) & Associates Inc.                        7,557        80,029
BlackRock Inc./1/                                     1,838        80,027
Westar Energy Inc.                                    6,588        79,847
Phoenix Companies Inc.                               11,019        79,778
Kronos Inc./1/                                        2,269        79,528
USFreightways Corp.                                   3,138        79,423
Ferro Corp.                                           3,716        79,411
TrustCo Bank Corp. NY                                 8,245        79,399
Abgenix Inc./1/                                       9,122        79,361
Ascential Software Corp./1/                          28,340        79,352
EarthLink Inc./1/                                    13,799        79,344
Capitol Federal Financial                             2,645        79,297
Investment Technology Group Inc./1/                   5,660        79,070
Liberty Corp.                                         1,810        78,916
FactSet Research Systems Inc.                         2,425        78,691

22                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                Shares        Value
---------------------------------------------------------------------------
Cognex Corp./1/                                          3,714     $ 78,625
Jeffries Group Inc.                                      2,186       78,587
Mentor Corp.                                             4,592       78,569
Beazer Homes USA Inc./1/                                 1,333       78,394
Ohio Casualty Corp./1/                                   6,067       78,386
Anixter International Inc./1/                            3,450       78,211
First Commonwealth Financial Corp.                       6,713       78,206
Yellow Corp./1/                                          3,238       78,133
Perot Systems Corp. Class A/1/                           7,613       78,109
Cabot Oil & Gas Corp.                                    3,245       77,880
KEMET Corp./1/                                           9,977       77,821
Wolverine World Wide Inc.                                4,640       77,720
Foundry Networks Inc./1/                                 9,640       77,506
Flir Systems Inc./1/                                     1,634       77,468
ARAMARK Corp. Class B/1/                                 3,380       77,402
Maverick Tube Corp./1/                                   4,149       77,171
Pinnacle Systems Inc./1/                                 7,355       76,566
Panera Bread Co. Class A/1/                              2,509       76,499
S&T Bancorp Inc.                                         2,979       76,173
Federal Signal Corp.                                     5,352       75,998
Gables Residential Trust                                 2,834       75,838
Fuller (H.B.) Co.                                        3,276       75,741
CVB Financial Corp.                                      3,901       75,601
Kansas City Southern Industries Inc./1/                  6,732       75,600
Greater Bay Bancorp                                      5,284       75,561
Albemarle Corp.                                          3,100       75,485
CH Energy Group Inc.                                     1,810       75,477
Forest Oil Corp./1/                                      3,382       75,419
CAL Dive International Inc./1/                           4,177       75,228
Lattice Semiconductor Corp./1/                           9,950       75,023
Atmel Corp./1/                                          46,785       74,856
Silicon Laboratories Inc./1/                             2,862       74,841
Mirant Corp./1/                                         46,609       74,574
Talbots Inc. (The)                                       2,894       74,492
Protein Design Labs Inc./1/                             10,065       74,481
Curtiss-Wright Corp.                                     1,227       74,233
Matthews International Corp. Class A                     3,203       74,181
Sybron Dental Specialties Inc./1/                        4,251       74,180
Otter Tail Corp.                                         2,862       74,126
United Stationers Inc./1/                                3,462       73,914
Trinity Industries Inc.                                  4,276       73,633
Massey Energy Co.                                        7,815       73,461
Adaptec Inc./1/                                         12,178       73,433
Southwest Gas Corp.                                      3,602       73,301
Northwest Natural Gas Co.                                2,919       73,267
Impac Mortgage Holdings Inc.                             5,633       73,173
MAF Bancorp Inc.                                         2,168       72,953
Thomas & Betts Corp./1/                                  5,142       72,914
Republic Bancorp Inc.                                    6,186       72,871
People's Bank                                            2,885       72,846
Florida Rock Industries Inc.                             2,149       72,744
Documentum Inc./1/                                       5,531       72,567
American Financial Group Inc.                            3,654       72,532
Chemical Financial Corp.                                 2,733       72,507
Grey Wolf Inc./1/                                       18,395       72,476
Hutchinson Technology Inc./1/                            2,919       72,158
Advance Auto Parts Inc./1/                               1,553       71,826
Varian Semiconductor Equipment Associates Inc./1/        3,531       71,821
Lennox International Inc.                                4,982       71,741
Flowers Foods Inc.                                       2,617       71,680
Selective Insurance Group Inc.                           2,920       71,657
Baldor Electric Co.                                      3,347       71,626
Sirius Satellite Radio Inc./1/                          97,464       71,149
Benchmark Electronics Inc./1/                            2,510       71,108
Tecumseh Products Co. Class A                            1,734       71,059
Waypoint Financial Corp.                                 4,100       70,766
SEACOR SMIT Inc./1/                                      2,021       70,735
UMB Financial Corp.                                      1,927       70,721
Western Gas Resources Inc.                               2,168       70,568
Alliance Gaming Corp./1/                                 4,704       70,560
ADVO Inc./1/                                             2,133       70,389
Flowserve Corp./1/                                       6,034       70,296
Nationwide Health Properties Inc.                        5,462       70,187
Priority Healthcare Corp. Class B/1/                     2,632       70,143
Owens & Minor Inc.                                       3,994       70,095
P.F. Chang's China Bistro Inc./1/                        1,890       69,930
GATX Corp.                                               4,827       69,895
Jack in the Box Inc./1/                                  3,838       69,506
Total System Services Inc.                               4,437       69,483
Dionex Corp./1/                                          2,103       69,462
Emmis Communications Corp./1/                            4,094       69,107
Bio-Rad Laboratories Inc. Class A/1/                     1,932       69,069
MEMC Electronics Materials Inc./1/                       6,137       69,041

Schedules of Investments                                                      23
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                               Shares          Value
----------------------------------------------------------------------------
OfficeMax Inc./1/                                      13,399       $ 69,005
Applera Corp. - Celera
  Genomics Group/1/                                     8,003         68,986
Media General Inc. Class A                              1,400         68,936
University of Phoenix Online/1/                         1,615         68,880
Peabody Energy Corp.                                    2,460         68,609
Trimeris Inc./1/                                        1,661         68,400
Iomega Corp./1/                                         6,159         68,365
Micrel Inc./1/                                          7,410         68,320
Wilson Greatbatch Technologies Inc./1/                  2,438         68,240
Cathay Bancorp Inc.                                     1,744         68,086
Black Box Corp.                                         2,289         67,823
Philadelphia Consolidated Holding Corp./1/              1,881         67,716
Price Communications Corp./1/                           5,655         67,634
Thoratec Corp./1/                                       5,320         67,511
Mentor Graphics Corp./1/                                7,546         67,461
Red Hat Inc./1/                                        12,418         67,430
OSI Pharmaceuticals Inc./1/                             4,193         67,088
CNA Financial Corp./1/                                  2,991         66,998
Lincoln Electric Holding Inc.                           3,694         66,714
Nationwide Financial Services Inc.                      2,725         66,408
First Financial Bancorp                                 4,183         66,342
Pediatrix Medical Group Inc./1/                         2,635         66,244
Too Inc./1/                                             3,983         66,158
CMS Energy Corp.                                       14,996         66,132
Lone Star Technologies Inc./1/                          3,130         66,106
Fred's Inc.                                             2,367         65,921
Commercial Net Lease Realty Inc.                        4,346         65,625
Technitrol Inc./1/                                      4,479         65,573
Hunt (J.B.) Transport Services Inc./1/                  2,425         65,281
Parametric Technology Corp./1/                         30,068         65,248
Mercury Computer Systems Inc./1/                        2,394         65,117
First Citizens BancShares Inc. Class A                    691         65,016
Premcor Inc./1/                                         2,525         64,867
Hancock Holding Co.                                     1,507         64,831
Brandywine Realty Trust                                 2,932         64,504
Provident Bankshares Corp.                              2,785         64,278
Potlatch Corp.                                          3,303         64,177
SCP Pool Corp./1/                                       2,155         64,025
First Charter Corp.                                     3,653         63,781
InterMune Inc./1/                                       2,972         63,749
IGEN International Inc./1/                              1,800         63,702
Alpharma Inc. Class A                                   3,551         63,669
Hotels.com Class A/1/                                   1,103         63,616
Rare Hospitality International Inc./1/                  2,284         63,587
Cambrex Corp.                                           2,646         63,557
Kilroy Realty Corp.                                     2,870         63,427
Gartner Inc. Class A/1/                                 9,088         63,162
Heartland Express Inc./1/                               3,283         62,968
Florida East Coast Industries Inc.                      2,570         62,836
Georgia Gulf Corp.                                      3,107         62,544
Nordson Corp.                                           2,592         62,441
Hughes Supply Inc.                                      2,680         62,417
AMCORE Financial Inc.                                   2,865         62,371
Grey Global Group Inc.                                    101         62,316
NDCHealth Corp.                                         3,713         62,267
Glimcher Realty Trust                                   3,243         62,266
Acuity Brands Inc.                                      4,629         62,260
NBT Bancorp Inc.                                        3,570         62,225
Borland Software Corp./1/                               6,759         62,183
Connetics Corp./1/                                      3,710         62,142
American Axle & Manufacturing Holdings Inc./1/          2,953         62,131
Progress Software Corp./1/                              3,448         61,892
Kroll Inc./1/                                           2,890         61,875
Medicines Co. (The)/1/                                  3,312         61,736
Martek Biosciences Corp./1/                             2,159         61,575
FirstFed Financial Corp./1/                             2,038         61,527
Kaydon Corp.                                            3,269         61,523
Coherent Inc./1/                                        3,264         61,200
Sun Communities Inc.                                    1,708         61,146
Cost Plus Inc./1/                                       2,320         61,062
SkyWest Inc.                                            5,902         60,850
Plantronics Inc./1/                                     4,151         60,646
National Penn Bancshares Inc.                           2,239         60,565
Avid Technology Inc./1/                                 2,733         60,509
ProAssurance Corp./1/                                   2,572         60,493
Cleco Corp.                                             4,820         60,491
Terex Corp./1/                                          4,889         60,428
Titan Corp. (The)/1/                                    8,106         60,390
El Paso Electric Co./1/                                 5,584         60,307
Andrew Corp./1/                                        10,930         60,115
Arkansas Best Corp.                                     2,362         60,042
Umpqua Holdings Corp.                                   3,300         59,697

24                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                           Shares            Value
--------------------------------------------------------------------------
Capital Automotive                                  2,392        $  59,656
UniSource Energy Corp.                              3,443           59,564
Alkermes Inc./1/                                    6,541           59,327
DRS Technologies Inc./1/                            2,370           59,274
THQ Inc./1/                                         4,530           59,252
Albany International Corp. Class A                  2,584           59,199
McDATA Corp. Class A/1/                             6,890           59,185
Brady Corp. Class A                                 2,085           58,964
Choice Hotels International Inc./1/                 2,412           58,805
Hovnanian Enterprises Inc. Class A/1/               1,701           58,770
MacDermid Inc.                                      2,870           58,692
AmeriCredit Corp./1/                               17,727           58,499
Harbor Florida Bancshares Inc.                      2,503           58,470
Sylvan Learning Systems Inc./1/                     3,673           58,327
Dycom Industries Inc./1/                            5,646           58,323
VISX Inc./1/                                        5,502           58,321
Blockbuster Inc.                                    3,398           58,106
Penn National Gaming Inc./1/                        3,269           58,025
WesBanco Inc.                                       2,472           58,018
Avista Corp.                                        5,472           57,948
Sycamore Networks Inc./1/                          18,987           57,910
US Oncology Inc./1/                                 8,144           57,822
Macrovision Corp./1/                                4,820           57,792
Granite Construction Inc.                           3,678           57,745
Exar Corp./1/                                       4,535           57,640
Rollins Inc.                                        2,502           57,621
CUNO Inc./1/                                        1,711           57,541
Interactive Data Corp./1/                           4,105           57,511
Power Integrations Inc./1/                          2,773           57,484
Anthracite Capital Inc.                             5,022           57,452
Kimball International Inc. Class B                  4,099           57,185
ATMI Inc./1/                                        2,969           57,183
Trust Co. of New Jersey (The)                       2,092           57,153
Simpson Manufacturing Co. Inc./1/                   1,690           57,122
AmSurg Corp./1/                                     2,265           57,078
Quanex Corp.                                        1,795           56,902
EGL Inc./1/                                         3,826           56,854
Copart Inc./1/                                      7,394           56,786
Senior Housing Properties Trust                     4,916           56,780
Taubman Centers Inc.                                3,334           56,778
Trimble Navigation Ltd./1/                          2,996           56,744
Argosy Gaming Co./1/                                2,830           56,543
Quantum Corp./1/                                   15,654           56,511
American Management Systems Inc./1/                 4,670           56,414
GlobeSpanVirata Inc./1/                            12,516           56,322
Delphi Financial Group Inc. Class A                 1,430           56,027
Six Flags Inc./1/                                   9,990           55,944
Strayer Education Inc.                              1,019           55,943
Pacific Northwest Bancorp                           2,014           55,889
Harleysville National Corp.                         2,296           55,862
Enzon Pharmaceuticals Inc./1/                       4,920           55,842
United Rentals Inc./1/                              5,781           55,613
AVX Corp.                                           6,174           55,566
Colonial Properties Trust                           1,679           55,541
Aztar Corp./1/                                      4,130           55,466
Ryan's Family Steak Houses Inc./1/                  5,277           55,414
Horace Mann Educators Corp.                         4,220           55,366
Engineered Support Systems Inc.                     1,414           55,358
Sandy Spring Bancorp Inc.                           1,696           55,342
Dime Community Bancshares                           2,421           55,271
Brown Shoe Co. Inc.                                 2,041           55,250
City Holding Co.                                    2,014           55,103
F&M Bancorp                                         1,251           55,057
Insight Communications Co. Inc./1/                  4,605           55,030
Columbia Sportswear Co./1/                          1,476           54,863
MPS Group Inc./1/                                  10,506           54,841
G&K Services Inc. Class A                           2,284           54,816
ABM Industries Inc.                                 4,170           54,794
Rogers Corp./1/                                     1,843           54,774
Joy Global Inc./1/                                  5,057           54,767
Vintage Petroleum Inc.                              5,758           54,701
Oceaneering International Inc./1/                   2,502           54,669
Corrections Corp. of America/1/                     3,130           54,650
Nuveen Investments Inc. Class A                     2,442           54,579
Casey's General Store Inc.                          4,578           54,478
BioMarin Pharmaceutical Inc./1/                     4,797           54,446
Overseas Shipholding Group Inc.                     3,251           54,292
PSS World Medical Inc./1/                           8,320           54,246
Reinsurance Group of America Inc.                   2,055           54,005
Southern Union Co./1/                               4,440           53,946
Wesco Financial Corp.                                 181           53,938
Longs Drug Stores Corp.                             3,592           53,880
United Natural Foods Inc./1/                        2,109           53,780
Keane Inc./1/                                       6,566           53,710
Seacoast Financial Services Corp.                   2,919           53,274
Anchor BanCorp Wisconsin Inc.                       2,427           53,273

Schedules of Investments                                                      25
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Legato Systems Inc./1/                       10,384  $     53,270
Amkor Technology Inc./1/                     10,302        53,261
Axcelis Technologies Inc./1/                 11,249        53,208
Southwestern Energy Co./1/                    4,055        53,121
New Century Financial Corp.                   1,702        53,070
Connecticut Bankshares Inc.                   1,277        53,034
CV Therapeutics Inc./1/                       2,937        52,954
Spinnaker Exploration Co./1/                  2,725        52,920
DSP Group Inc./1/                             2,914        52,831
Loews Corporation - Carolina Group            2,852        52,762
Crompton Corp.                               13,014        52,707
Tractor Supply Co./1/                         1,591        52,535
Cyberonics Inc./1/                            2,443        52,256
Kirby Corp./1/                                2,123        52,226
Cumulus Media Inc. Class A/1/                 3,578        52,096
Metro-Goldwyn-Mayer Inc./1/                   4,952        51,996
Interstate Bakeries Corp.                     4,950        51,975
Extreme Networks Inc./1/                     12,000        51,960
BOK Financial Corp./1/                        1,589        51,913
INAMED Corp./1/                               1,449        51,831
FMC Corp./1/                                  3,294        51,650
Mediacom Communications Corp./1/              5,863        51,594
Frontier Oil Corp.                            3,008        51,437
Knight Transportation Inc./1/                 2,612        51,430
MGE Energy Inc.                               1,940        51,371
Schulman (A.) Inc.                            3,534        51,349
Biosite Inc./1/                               1,333        51,201
USEC Inc.                                     9,249        50,870
Tesoro Petroleum Corp./1/                     6,863        50,786
Nu Skin Enterprises Inc. Class A              5,034        50,692
Vicuron Pharmaceuticals Inc./1/               4,678        50,663
BARRA Inc./1/                                 1,697        50,384
Yankee Candle Co. Inc. (The)/1/               2,954        50,307
United Defense Industries Inc./1/             2,323        50,270
NPS Pharmaceuticals Inc./1/                   3,243        50,137
Summit Properties Inc.                        2,707        50,080
Moog Inc. Class A/1/                          1,636        50,062
Entegris Inc./1/                              5,024        50,039
CSG Systems International Inc./1/             5,758        49,922
Net.B@nk Inc.                                 5,368        49,869
Vitesse Semiconductor Corp./1/               23,268        49,794
Manitowoc Co. Inc. (The)                      2,959        49,741
Sterling Bancshares Inc.                      4,178        49,676
CONMED Corp./1/                               3,026        49,657
UIL Holdings Corp.                            1,430        49,621
Entertainment Properties Trust                1,871        49,581
Equity One Inc.                               3,241        49,555
Laclede Group Inc. (The)                      2,136        49,555
Journal Register Co./1/                       3,242        49,473
Alfa Corp.                                    4,239        49,219
Heritage Property Investment Trust Inc.       1,962        49,148
Gateway Inc./1/                              20,816        49,126
NetIQ Corp./1/                                4,402        49,126
Advanced Digital Information Corp./1/         7,128        49,112
United National Bancorp                       2,087        49,065
Modine Manufacturing Co.                      3,273        49,062
Smith (A.O.) Corp.                            1,827        48,964
SurModics Inc./1/                             1,584        48,961
Province Healthcare Co./1/                    5,530        48,941
MB Financial Inc.                             1,366        48,903
Sunrise Assisted Living Inc./1/               2,032        48,768
Jones Lang LaSalle Inc./1/                    3,565        48,698
Commonwealth Telephone Enterprises
  Inc./1/                                     1,251        48,564
Nautilus Group Inc. (The)                     3,402        48,513
Newport Corp./1/                              4,098        48,397
Veeco Instruments Inc./1/                     3,127        48,281
La Quinta Corp.                              15,748        48,031
Men's Wearhouse Inc. (The)/1/                 3,205        47,947
Lexington Corp. Properties Trust              2,808        47,876
IHOP Corp./1/                                 2,123        47,852
Hollinger International Inc.                  6,055        47,834
WD-40 Co.                                     1,914        47,467
Alabama National Bancorp                      1,157        47,437
First Financial Bankshares Inc.               1,335        47,392
RAIT Investment Trust                         2,087        47,250
PanAmSat Corp./1/                             3,336        47,104
Pulitzer Inc.                                 1,081        47,099
Texas Industries Inc.                         2,449        47,094
Shaw Group Inc. (The)/1/                      4,677        47,004
Boyd Gaming Corp./1/                          3,668        46,767
MSC Industrial Direct Co. Inc.
  Class A/1/                                  2,922        46,723
MICROS Systems Inc./1/                        1,985        46,667
Genlyte Group Inc. (The)/1/                   1,409        46,596

26                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Advanced Neuromodulation
  Systems Inc./1/                             1,085  $     46,546
21st Century Insurance Group                  3,753        46,537
Tekelec/1/                                    5,361        46,533
Russell Corp.                                 2,648        46,340
Fremont General Corp.                         6,645        46,183
Teledyne Technologies Inc./1/                 3,646        46,158
Genesis Health Ventures Inc./1/               3,098        46,036
Credence Systems Corp./1/                     6,748        45,886
Odyssey Healthcare Inc./1/                    1,929        45,852
Glacier Bancorp Inc.                          1,713        45,840
Ruddick Corp.                                 3,710        45,633
Chateau Communities Inc.                      2,419        45,598
Manufactured Home Communities Inc.            1,540        45,584
Advanced Medical Optics Inc./1/               3,387        45,555
Telik Inc./1/                                 3,387        45,521
RLI Corp.                                     1,692        45,464
Alaska Air Group Inc./1/                      2,896        45,351
Unizan Financial Corp.                        2,475        45,342
Bedford Property Investors Inc.               1,734        45,327
Digital Insight Corp./1/                      3,246        45,282
Airtran Holdings Inc./1/                      6,719        45,219
Stage Stores Inc./1/                          2,132        45,156
Arch Chemicals Inc.                           2,411        45,086
Micromuse Inc./1/                             8,663        45,048
Gaylord Entertainment Co./1/                  2,506        44,983
Christopher & Banks Corp./1/                  2,539        44,940
Wausau-Mosinee Paper Corp.                    4,403        44,911
Integra LifeSciences Holdings Corp./1/        1,952        44,896
Group 1 Automotive Inc./1/                    2,096        44,854
Superior Energy Services Inc./1/              5,245        44,845
webMethods Inc./1/                            4,901        44,746
Libbey Inc.                                   1,815        44,649
KV Pharmaceuticals Co./1/                     2,466        44,635
Wintrust Financial Corp.                      1,558        44,559
Endo Pharmaceuticals Holdings Inc./1/         3,301        44,530
Mid-State Bancshares                          2,658        44,415
United States Cellular Corp./1/               1,876        44,292
Informatica Corp./1/                          6,863        44,266
Charming Shoppes Inc./1/                     12,641        44,243
Roadway Corp.                                 1,319        44,213
CommScope Inc./1/                             5,895        44,212
Dollar Thrifty Automotive Group Inc./1/       2,654        44,189
ESCO Technologies Inc./1/                     1,347        44,182
Empire District Electric Co. (The)            2,509        44,158
South Jersey Industries Inc.                  1,399        44,138
Viasys Healthcare Inc./1/                     3,149        44,086
Conexant Systems Inc./1/                     29,577        44,070
Lone Star Steakhouse & Saloon Inc.            2,078        44,033
Cray Inc./1/                                  6,648        44,010
Thor Industries Inc.                          1,758        44,003
ElkCorp                                       2,314        43,966
Arrow International Inc.                      1,081        43,964
Wabtec Corp.                                  3,785        43,944
EastGroup Properties Inc.                     1,718        43,912
Pennsylvania Real Estate
  Investment Trust                            1,531        43,863
Hecla Mining Co./1/                          13,314        43,803
BankAtlantic Bancorp Inc. Class A             4,473        43,791
Sotheby's Holdings Inc. Class A/1/            4,769        43,779
Frontier Financial Corp.                      1,776        43,778
Westport Resources Corp./1/                   2,163        43,584
OmniVision Technologies Inc./1/               2,100        43,512
Actel Corp./1/                                2,549        43,486
Marvel Enterprises Inc./1/                    3,145        43,464
Chiquita Brands International Inc./1/         3,957        43,408
Paxar Corp./1/                                3,791        43,407
UICI/1/                                       4,503        43,274
Resources Connection Inc./1/                  2,032        43,241
American States Water Co.                     1,808        43,211
Vignette Corp./1/                            28,375        43,130
Advent Software Inc./1/                       3,541        43,090
Handleman Co./1/                              2,926        43,012
Watson Wyatt & Co. Holdings/1/                2,139        42,994
California Water Service Group                1,668        42,951
Kelly Services Inc. Class A                   1,993        42,889
W-H Energy Services Inc./1/                   2,505        42,886
Corus Bankshares Inc.                         1,074        42,863
RealNetworks Inc./1/                         10,375        42,849
Hain Celestial Group Inc./1/                  2,825        42,686
Student Loan Corp.                              437        42,651
FEI Co./1/                                    2,671        42,629
Plexus Corp./1/                               4,657        42,612
TriQuint Semiconductor Inc./1/               15,055        42,455

Schedules of Investments                                                      27
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
CPB Inc.                                      1,668  $     42,451
Newpark Resources Inc./1/                     9,366        42,428
Thomas Industries Inc.                        1,709        42,383
Suffolk Bancorp                               1,374        42,360
Sovran Self Storage Inc.                      1,485        42,293
Stewart Information Services Corp./1/         1,819        42,219
Gymboree Corp./1/                             2,804        42,172
Anworth Mortgage Asset Corp.                  3,225        42,118
Internet Security Systems Inc./1/             4,241        42,113
Griffon Corp./1/                              3,253        41,964
First Sentinel Bancorp Inc.                   3,032        41,902
Headwaters Inc./1/                            2,982        41,897
Zoran Corp./1/                                3,238        41,803
FileNET Corp./1/                              3,970        41,645
United Community Banks Inc.                   1,806        41,628
Hearst-Argyle Television Inc./1/              2,008        41,546
Esterline Technologies Corp./1/               2,456        41,531
MFA Mortgage Investments Inc.                 4,796        41,485
Sonus Networks Inc./1/                       18,399        41,398
First Federal Capital Corp.                   2,036        41,351
Genesis Microchip Inc./1/                     3,304        41,234
Sonic Automotive Inc./1/                      2,805        41,234
Bandag Inc.                                   1,292        41,202
Sterling Financial Corp. (Pennsylvania)       1,827        41,181
Independent Bank Corp. (Michigan)             2,047        41,145
Identix Inc./1/                               9,136        41,112
Coinstar Inc./1/                              2,440        40,968
Community Bank System Inc.                    1,301        40,890
XM Satellite Radio Holdings Inc. Class
  A/1/                                        6,941        40,882
Investors Real Estate Trust                   4,386        40,834
Steel Dynamics Inc./1/                        3,500        40,775
Cross Country Inc./1/                         3,545        40,767
Pep Boys-Manny, Moe & Jack Inc.               5,346        40,630
S1 Corp./1/                                   7,923        40,566
Zoll Medical Corp./1/                           991        40,492
Weis Markets Inc.                             1,322        40,466
Shuffle Master Inc./1/                        2,008        40,463
Primedia Inc./1/                             16,471        40,354
CONSOL Energy Inc.                            2,438        40,300
BankUnited Financial Corp. Class A/1/         2,276        40,171
Landry's Restaurants Inc.                     2,391        40,169
Aquila Inc.                                  19,267        40,075
Saxon Capital Inc./1/                         3,009        40,050
Triarc Companies Inc./1/                      1,435        39,965
Haemonetics Corp./1/                          1,829        39,964
Reliance Steel & Aluminum Co.                 2,646        39,955
Stride Rite Corp.                             4,694        39,899
Kopin Corp./1/                                7,892        39,776
ANSYS Inc./1/                                 1,660        39,757
RSA Security Inc./1/                          5,589        39,682
Aeroflex Inc./1/                              7,005        39,648
Digital River Inc./1/                         2,895        39,633
Hudson River Bancorp Inc.                     1,722        39,572
Northwest Airlines Corp./1/                   5,732        39,551
PAREXEL International Corp./1/                2,881        39,527
First Financial Holdings Inc.                 1,602        39,521
Papa John's International Inc./1/             1,578        39,497
Regal-Beloit Corp.                            2,574        39,408
United Online Inc./1/                         2,285        39,393
SureWest Communications                       1,435        39,247
Longview Fibre Co.                            5,888        39,155
National Health Investors Inc.                2,548        39,112
Mid-America Apartment Communities Inc.        1,647        39,034
California Pizza Kitchen Inc./1/              1,695        38,985
Bay View Capital Corp./1/                     7,130        38,858
Photronics Inc./1/                            3,253        38,678
Imagistics International Inc./1/              2,075        38,636
Rayovac Corp./1/                              3,559        38,615
Redwood Trust Inc.                            1,182        38,415
Brooks Automation Inc./1/                     3,970        38,390
Novastar Financial Inc.                       1,124        38,385
Topps Co. (The)/1/                            4,525        38,372
Flagstar Bancorp Inc.                         1,450        38,236
Remington Oil & Gas Corp./1/                  2,245        38,232
Littelfuse Inc./1/                            2,135        38,195
Lin TV Corp. Class A/1/                       1,860        38,149
K-Swiss Inc. Class A                          1,493        38,146
Knight Trading Group Inc./1/                  9,774        38,119
Symyx Technologies Inc./1/                    2,535        38,050
Continental Airlines Inc. Class B/1/          7,431        38,047
Hanover Compressor Co./1/                     5,852        38,038
Itron Inc./1/                                 2,274        37,999
Cornerstone Realty Income Trust Inc.          5,456        37,974

28                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
MAXIMUS Inc./1/                               1,788  $     37,941
First Financial Corp.                           802        37,903
Bowne & Co. Inc.                              3,789        37,890
Verity Inc./1/                                2,722        37,700
Exult Inc./1/                                 5,130        37,603
Speedway Motorsports Inc.                     1,594        37,602
Electro Scientific Industries Inc./1/         2,993        37,592
Schweitzer-Mauduit International Inc.         1,668        37,530
Nektar Therapeutics/1/                        5,936        37,516
AMR Corp./1/                                 17,853        37,491
First Merchants Corp.                         1,643        37,477
Enterasys Networks Inc./1/                   20,160        37,296
Sierra Pacific Resources/1/                  11,728        37,295
Manhattan Associates Inc./1/                  2,127        37,286
Triumph Group Inc./1/                         1,660        37,267
Enzo Biochem Inc./1/                          2,849        37,236
West Corp./1/                                 2,103        37,202
Fossil Inc./1/                                2,158        37,161
Tanox Inc./1/                                 2,866        37,115
eFunds Corp./1/                               5,393        37,050
M/I Schottenstein Homes Inc.                  1,290        36,997
Chemed Corp.                                  1,165        36,919
Nextel Partners Inc. Class A/1/               7,323        36,908
TIBCO Software Inc./1/                        8,782        36,884
Global Industries Ltd./1/                     7,909        36,856
Insituform Technologies Inc. Class A/1/       2,739        36,840
Tetra Technologies Inc./1/                    1,600        36,800
Albany Molecular Research Inc./1/             2,466        36,768
Boca Resorts Inc. Class A/1/                  3,335        36,718
Offshore Logistics Inc./1/                    2,034        36,714
Adolor Corp./1/                               3,702        36,687
Analogic Corp.                                  804        36,639
Sierra Health Services Inc./1/                2,833        36,546
Western Wireless Corp. Class A/1/             6,502        36,541
Actuant Corp. Class A/1/                      1,039        36,521
Action Performance Companies Inc.             1,720        36,378
CIMA Labs Inc./1/                             1,675        36,347
R&G Financial Corp. Class B                   1,652        36,344
Koger Equity Inc.                             2,366        36,200
Woodward Governor Co.                         1,033        36,145
Anteon International Corp./1/                 1,609        36,122
Winnebago Industries Inc.                     1,328        36,122
CoStar Group Inc./1/                          1,614        36,023
Commercial Metals Co.                         2,578        35,963
Microsemi Corp./1/                            3,280        35,916
Noven Pharmaceuticals Inc./1/                 2,542        35,893
Steelcase Inc. Class A                        3,753        35,841
ShopKo Stores Inc./1/                         3,074        35,812
Tompkins Trustco Inc.                           793        35,685
PolyOne Corp.                                 9,121        35,572
Datascope Corp.                               1,312        35,529
C&D Technologies Inc.                         2,960        35,461
Fidelity Bankshares Inc.                      1,933        35,451
Cohu Inc.                                     2,423        35,448
Applied Industrial Technologies Inc.          2,121        35,442
Quest Software Inc./1/                        3,936        35,424
AK Steel Holding Corp./1/                    10,895        35,409
Regal Entertainment Group Class A             1,972        35,397
Sterling Financial
  Corp. (Washington)/1/                       1,665        35,331
Franklin Electric Co. Inc.                      749        35,188
Phillips-Van Heusen Corp.                     2,847        35,160
MKS Instruments Inc./1/                       2,810        35,125
Insight Enterprises Inc./1/                   4,982        35,123
Valmont Industries Inc.                       1,625        35,100
Ligand Pharmaceuticals Inc. Class B/1/        5,408        35,098
PFF Bancorp Inc.                              1,093        35,074
Guitar Center Inc./1/                         1,720        35,036
Tennant Co.                                   1,108        34,902
First Community Bancshares Inc.               1,057        34,881
Hydril Co./1/                                 1,394        34,836
Bright Horizons Family
  Solutions Inc./1/                           1,242        34,801
AtheroGenics Inc./1/                          3,714        34,763
Russ Berrie & Co. Inc.                        1,085        34,720
Farmer Brothers Co.                             113        34,696
Universal Health Realty Income Trust          1,335        34,577
Community Trust Bancorp Inc.                  1,369        34,567
Silicon Graphics Inc./1/                     22,568        34,529
Mid Atlantic Realty Trust                     1,886        34,382
RehabCare Group Inc./1/                       1,922        34,308
American Medical Systems
  Holdings Inc./1/                            2,365        34,174

Schedules of Investments                                                      29
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Genesco Inc./1/                               2,402  $     34,156
Omega Financial Corp.                           982        34,125
Parkway Properties Inc.                         905        34,100
Checkpoint Systems Inc./1/                    3,465        34,096
ILEX Oncology Inc./1/                         3,676        34,040
Oriental Financial Group Inc.                 1,575        34,020
Websense Inc./1/                              2,317        33,990
Burlington Coat Factory Warehouse Corp.       2,085        33,985
Cell Therapeutics Inc./1/                     4,097        33,964
CARBO Ceramics Inc.                           1,028        33,770
PolyMedica Corp.                              1,109        33,769
Holly Corp.                                   1,179        33,767
Mykrolis Corp./1/                             4,037        33,709
Sola International Inc./1/                    2,725        33,681
AMLI Residential Properties Trust             1,597        33,617
Stewart & Stevenson Services Inc.             3,083        33,605
Penn Virginia Corp.                             875        33,600
Ionics Inc./1/                                2,025        33,514
Cable Design Technologies Corp./1/            5,038        33,503
International Multifoods Corp./1/             1,728        33,385
O'Charley's Inc./1/                           1,741        33,375
CDI Corp./1/                                  1,431        33,342
Town & Country Trust (The)                    1,650        33,330
Dress Barn Inc./1/                            2,476        33,302
Aaron Rents Inc.                              1,634        33,301
Palm Inc./1/                                  3,333        33,293
Retek Inc./1/                                 5,768        33,281
CNET Networks Inc./1/                        13,252        33,263
Hooper Holmes Inc.                            6,640        33,200
ProQuest Co./1/                               1,606        33,196
FelCor Lodging Trust Inc.                     5,327        33,187
Central Garden & Pet Co./1/                   1,533        33,174
United Community Financial Corp.              3,782        33,093
Wellman Inc.                                  3,539        33,019
Corixa Corp./1/                               4,803        32,853
Range Resources Corp./1/                      5,753        32,850
Photon Dynamics Inc./1/                       2,007        32,835
United Surgical Partners International
  Inc./1/                                     1,774        32,801
United Therapeutics Inc./1/                   1,897        32,704
Kramont Realty Trust                          2,171        32,565
ProBusiness Services Inc./1/                  2,443        32,541
Jarden Corp./1/                               1,251        32,526
Pegasus Solutions Inc./1/                     2,904        32,525
Washington Trust Bancorp Inc.                 1,609        32,518
Jo-Ann Stores Inc./1/                         1,623        32,460
Inter-Tel Inc.                                2,161        32,437
Possis Medical Inc./1/                        2,006        32,417
Genta Inc./1/                                 4,539        32,395
New England Business Service Inc.             1,265        32,384
Tredegar Corp.                                2,708        32,361
Landauer Inc.                                   881        32,333
Integra Bank Corp.                            1,885        32,328
Old Second Bancorp Inc.                         853        32,261
SERENA Software Inc./1/                       2,020        32,241
Bank Mutual Corp.                             1,272        32,143
MGI Pharma Inc./1/                            2,542        32,055
PS Business Parks Inc.                        1,076        32,011
Exelixis Inc./1/                              4,795        31,935
RFS Hotel Investors Inc.                      3,291        31,923
Meritage Corp./1/                               950        31,854
School Specialty Inc./1/                      1,788        31,773
Cato Corp. Class A                            1,668        31,759
Houston Exploration Co./1/                    1,175        31,725
Odyssey Re Holdings Corp.                     1,757        31,714
NCI Building Systems Inc./1/                  2,041        31,656
NACCO Industries Inc.                           688        31,648
Forward Air Corp./1/                          1,453        31,619
Movie Gallery Inc./1/                         1,815        31,617
SPS Technologies Inc./1/                      1,294        31,574
Boston Private Financial Holdings Inc.        2,109        31,551
ICU Medical Inc./1/                           1,142        31,418
Capital City Bank Group Inc.                    803        31,405
Mine Safety Appliances Co.                      882        31,399
PRG-Schultz International Inc./1/             4,352        31,378
IDX Systems Corp./1/                          1,998        31,331
Irwin Financial Corp.                         1,600        31,184
Methode Electronics Inc. Class A              3,830        31,023
Spartech Corp.                                1,604        31,021
OshKosh B'Gosh Inc. Class A                   1,190        30,940
Local Financial Corp./1/                      2,142        30,888
First Niagara Financial Group Inc.            2,624        30,835
NCO Group Inc./1/                             2,126        30,827
Gardner Denver Inc./1/                        1,668        30,691

30                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
Finish Line Inc. (The)/1/                                   2,045  $     30,675
REMEC Inc./1/                                               6,386        30,653
Universal Compression Holdings Inc./1/                      1,756        30,642
AMERIGROUP Corp./1/                                         1,042        30,489
Getty Realty Corp.                                          1,622        30,461
Duane Reade Inc./1/                                         2,399        30,419
JDA Software Group Inc./1/                                  3,002        30,350
Ventana Medical Systems Inc./1/                             1,510        30,336
Eclipsys Corp./1/                                           3,799        30,282
Stewart Enterprises Inc. Class A/1/                        11,210        30,267
Berry Petroleum Co. Class A                                 2,015        30,225
Simmons First National Corp. Class A                          838        30,210
Park Electrochemical Corp.                                  1,994        30,189
Atrix Laboratories Inc./1/                                  2,148        30,179
Glenborough Realty Trust Inc.                               1,946        30,085
Keystone Property Trust                                     1,746        30,031
PETCO Animal Supplies Inc./1/                               1,586        29,896
Belden Inc.                                                 2,776        29,842
Monaco Coach Corp./1/                                       2,858        29,609
Allen Telecom Inc./1/                                       3,032        29,562
Walter Industries Inc.                                      3,387        29,535
Power-One Inc./1/                                           6,709        29,520
F5 Networks Inc./1/                                         2,331        29,441
EDO Corp.                                                   1,624        29,394
Gold Bancorp Inc.                                           3,662        29,333
CSK Auto Corp./1/                                           3,223        29,329
First Community Bancorp                                     1,014        29,316
VCA Antech Inc./1/                                          1,894        29,300
U.S. Restaurant Properties Inc.                             2,076        29,272
NUI Corp.                                                   2,001        29,215
Valhi Inc.                                                  2,653        29,183
Myriad Genetics Inc./1/                                     2,872        28,978
Esperion Therapeutics Inc./1/                               2,909        28,945
Arctic Cat Inc.                                             1,851        28,894
FBL Financial Group Inc. Class A                            1,463        28,894
Saul Centers Inc.                                           1,251        28,836
Triad Guaranty Inc./1/                                        839        28,828
WMS Industries Inc./1/                                      2,260        28,815
WSFS Financial Corp.                                          911        28,788
Cubic Corp.                                                 1,760        28,723
Intermagnetics General Corp./1/                             1,610        28,722
Palm Harbor Homes Inc./1/                                   2,032        28,692
Dendrite International Inc./1/                              3,375        28,687
Magnum Hunter Resources Inc./1/                             5,151        28,637
Chesapeake Corp.                                            1,694        28,612
Deltic Timber Corp.                                         1,196        28,584
TBC Corp./1/                                                2,039        28,546
Independent Bank Corp. (Massachusetts)                      1,426        28,534
ArthroCare Corp./1/                                         2,288        28,531
Ultratech Stepper Inc./1/                                   2,382        28,513
U.S. Industries Inc./1/                                     7,195        28,492
Centex Construction Products Inc.                             791        28,476
Barnes Group Inc.                                           1,345        28,460
Openwave Systems Inc./1/                                   20,027        28,438
Systems & Computer Technology Corp./1/                      3,707        28,359
OceanFirst Financial Corp.                                  1,318        28,324
Atlantic Coast Airlines Holdings Inc./1/                    4,558        28,305
Sterling Bancorp NY Shares                                  1,148        28,287
LTX Corp./1/                                                5,655        28,275
Cell Genesys Inc./1/                                        3,825        28,267
E.piphany Inc./1/                                           7,093        28,230
Hancock Fabrics Inc.                                        2,025        28,147
Unifi Inc./1/                                               5,835        28,066
Nautica Enterprises Inc./1/                                 2,892        28,052
SangStat Medical Corp./1/                                   2,855        28,008
InVision Technologies Inc./1/                               1,245        27,975
Echelon Corp./1/                                            2,647        27,952
Marcus Corp.                                                2,051        27,894
Atwood Oceanics Inc./1/                                     1,105        27,890
Korn/Ferry International/1/                                 4,257        27,883
Regeneron Pharmaceuticals Inc./1/                           3,697        27,801
URS Corp./1/                                                2,411        27,799
Spanish Broadcasting System Inc. Class A/1/                 4,520        27,753
Eon Labs Inc./1/                                            1,039        27,741
OM Group Inc.                                               3,170        27,738
eSpeed, Inc./1/                                             2,383        27,714
Kaman Corp. Class A                                         2,833        27,707
First Busey Corp. Class A                                   1,183        27,682
CIBER Inc./1/                                               5,794        27,579
Watsco Inc.                                                 2,016        27,579
Standard Register Co. (The)                                 1,850        27,565

Schedules of Investments                                                      31
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                  Shares         Value
------------------------------------------------------------------------------
Kulicke & Soffa Industries Inc./1/                         5,796  $     27,531
Pioneer-Standard Electronics Inc.                          3,255        27,472
Antigenics Inc./1/                                         3,313        27,465
Financial Federal Corp./1/                                 1,433        27,370
Unova Inc./1/                                              5,081        27,285
Saga Communications Inc./1/                                1,576        27,265
Wright Medical Group Inc./1/                               1,556        27,261
Diversa Corp./1/                                           2,911        27,247
IBERIABANK Corp.                                             669        27,228
Per-Se Technologies Inc./1/                                3,414        27,141
Westcorp Inc.                                              1,460        27,112
Apogee Enterprises Inc.                                    3,297        27,105
Nabi Biopharmaceuticals/1/                                 4,514        27,084
Medarex Inc./1/                                            8,379        27,064
West Pharmaceutical Services Inc.                          1,379        27,028
Corporate Office Properties Trust                          1,811        26,984
State Auto Financial Corp.                                 1,593        26,969
Plains Resource Inc./1/                                    2,526        26,952
Rainbow Technologies Inc./1/                               2,857        26,942
Equity Inns Inc.                                           4,605        26,939
UnitedGlobalCom Inc. Class A/1/                            8,814        26,883
Watts Industries Inc. Class A                              1,724        26,860
AMC Entertainment Inc./1/                                  3,094        26,825
Fidelity National Information Solutions Inc./1/            1,511        26,820
Denbury Resources Inc./1/                                  2,474        26,793
DIMON Inc.                                                 4,667        26,742
First Republic Bank/1/                                     1,238        26,741
Boston Communications Group Inc./1/                        1,705        26,700
CorVel Corp./1/                                              818        26,650
StarTek Inc./1/                                            1,164        26,597
Labor Ready Inc./1/                                        4,641        26,454
Kadant Inc./1/                                             1,613        26,437
Insignia Financial Group Inc./1/                           2,416        26,431
Jakks Pacific Inc./1/                                      2,549        26,408
Orthodontic Centers of America Inc./1/                     5,066        26,394
American Healthways Inc./1/                                1,389        26,391
Pre-Paid Legal Services Inc./1/                            1,527        26,387
Impath Inc./1/                                             1,951        26,338
MTS Systems Corp.                                          2,437        26,320
Cubist Pharmaceuticals Inc./1/                             3,281        26,281
Prime Hospitality Corp./1/                                 5,085        26,239
Silicon Image Inc./1/                                      6,586        26,212
Silgan Holdings Inc./1/                                    1,182        26,205
General Communication Inc. Class A/1/                      4,398        26,168
DuPont Photomasks Inc./1/                                  1,303        26,138
Select Medical Corp./1/                                    1,833        26,120
Bank of Granite Corp.                                      1,569        26,061
Peoples Holding Co.                                          611        26,029
Scientific Games Corp. Class A/1/                          4,817        26,012
Navigant Consulting Co./1/                                 4,900        25,970
Port Financial Corp.                                         542        25,902
Texas Genco Holdings Inc.                                  1,489        25,894
Artisan Components Inc./1/                                 1,599        25,841
Churchill Downs Inc.                                         760        25,840
ExpressJet Holdings Inc./1/                                3,150        25,830
Lindsay Manufacturing Co.                                  1,201        25,822
Entravision Communications Corp./1/                        4,776        25,790
Comstock Resources Inc./1/                                 2,553        25,785
Armor Holdings Inc./1/                                     2,575        25,750
Energy Partners Ltd./1/                                    2,519        25,694
JetBlue Airways Corp./1/                                     926        25,659
Arris Group Inc./1/                                        6,934        25,656
Crown American Realty Trust                                2,610        25,630
Trex Co. Inc./1/                                             793        25,598
Agile Software Corp./1/                                    3,969        25,481
i2 Technologies Inc./1/                                   32,153        25,401
Sinclair Broadcast Group Inc. Class A/1/                   3,228        25,372
Standard Microsystems Corp./1/                             1,668        25,337
Vector Group Ltd.                                          2,303        25,333
WebEx Communications Inc./1/                               2,445        25,281
Sequa Corp. Class A/1/                                       738        25,277
Allegheny Technologies Inc.                                8,708        25,253
Helix Technology Corp.                                     2,929        25,219
Raytech Corp./1/                                           4,295        25,212
Mobile Mini Inc./1/                                        1,577        25,200
Farmers Capital Bank Corp.                                   784        25,088
MSC.Software Corp./1/                                      3,236        25,079
ScanSoft Inc./1/                                           5,565        25,043
Community Banks Inc.                                         860        25,026
Veritas DGC Inc./1/                                        3,761        25,011
Heidrick & Struggles International Inc./1/                 2,156        25,010
Ameron International Corp.                                   418        24,996

32                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
Carpenter Technology Corp.                                  2,447  $     24,837
Orbital Sciences Corp./1/                                   4,804        24,837
SonoSite Inc./1/                                            1,582        24,837
Packeteer Inc./1/                                           2,532        24,814
Trammell Crow Co./1/                                        3,114        24,787
Daktronics Inc./1/                                          1,592        24,756
Transaction Systems Architects Inc. Class A/1/              4,156        24,687
Spherion Corp./1/                                           6,206        24,638
West Coast Bancorp                                          1,722        24,504
Greif Inc. Class A                                          1,362        24,489
Seacoast Banking Corp. of Florida                           1,260        24,431
Alexion Pharmaceuticals Inc./1/                             2,006        24,393
3TEC Energy Corp./1/                                        1,618        24,367
Maxygen Inc./1/                                             3,345        24,352
Oakley Inc./1/                                              2,950        24,338
First Essex Bancorp Inc.                                      783        24,289
CCBT Financial Companies Inc.                               1,104        24,288
Cascade Natural Gas Corp.                                   1,251        24,269
Swift Energy Co./1/                                         2,850        24,254
Playtex Products Inc./1/                                    3,007        24,236
Nuevo Energy Co./1/                                         1,788        24,227
Quicksilver Resources Inc./1/                               1,018        24,198
Ocular Sciences Inc./1/                                     1,740        24,186
Sports Authority Inc. (The)/1/                              3,461        24,158
Immucor Inc./1/                                             1,102        24,134
USB Holding Co. Inc.                                        1,477        24,075
Cash America International Inc.                             2,539        24,070
RTI International Metals Inc./1/                            2,456        24,069
Southern Peru Copper Corp.                                  1,647        24,046
Bel Fuse Inc. Class B                                       1,188        23,879
Standex International Corp.                                 1,251        23,832
Tanger Factory Outlet Centers Inc.                            771        23,801
Intuitive Surgical Inc./1/                                  3,670        23,708
Parker Drilling Co./1/                                      9,987        23,669
ValueVision Media Inc. Class A/1/                           2,349        23,654
Jill (J.) Group Inc. (The)/1/                               2,028        23,525
Century Business Services Inc./1/                           9,149        23,513
BSB Bancorp Inc.                                            1,084        23,491
Incyte Corp./1/                                             7,844        23,454
Powerwave Technologies Inc./1/                              6,896        23,446
Second Bancorp Inc.                                         1,057        23,413
Hawthorne Financial Corp./1/                                  792        23,412
First Indiana Corp.                                         1,481        23,400
Robert Mondavi Corp. (The) Class A/1/                       1,167        23,398
American Physicians Capital Inc./1/                         1,101        23,341
Fisher Communications Inc.                                    521        23,263
North Pittsburgh Systems Inc.                               1,720        23,237
JLG Industries Inc.                                         4,921        23,227
United Fire & Casualty Co.                                    779        23,214
MCG Capital Corp.                                           2,322        23,197
GameStop Corp./1/                                           1,933        23,196
Riggs National Corp.                                        1,614        23,161
Hanger Orthopedic Group Inc./1/                             2,026        23,157
Connecticut Water Service Inc.                                872        23,152
National Western Life Insurance Co. Class A/1/                247        23,122
Steak n Shake Company (The)/1/                              2,529        23,115
GenCorp. Inc.                                               3,675        22,969
SureBeam Corporation Class A/1/                             6,541        22,959
SY Bancorp Inc.                                               637        22,932
CTS Corp.                                                   3,757        22,918
Movado Group Inc.                                           1,205        22,895
Peoples Bancorp Inc.                                          987        22,859
Pathmark Stores Inc./1/                                     3,415        22,812
SWS Group Inc.                                              1,617        22,767
Lance Inc.                                                  2,826        22,721
Pharmacopeia Inc./1/                                        2,586        22,679
Praecis Pharmaceuticals Inc./1/                             5,859        22,674
Viasat Inc./1/                                              1,992        22,649
Universal Forest Products Inc.                              1,461        22,646
Beverly Enterprises Inc./1/                                11,209        22,642
J&J Snack Foods Corp./1/                                      746        22,619
Troy Financial Corp.                                          882        22,517
Lakeland Bancorp Inc.                                       1,415        22,499
Asyst Technologies Inc./1/                                  4,148        22,482
EPIQ Systems Inc./1/                                        1,169        22,445
TeleTech Holdings Inc./1/                                   4,129        22,420
InFocus Corp./1/                                            4,535        22,403
Merit Medical Systems Inc./1/                               1,176        22,403
Forrester Research Inc./1/                                  1,585        22,364
SOURCECORP Inc./1/                                          1,595        22,346
Multimedia Games Inc./1/                                    1,162        22,345
Central Vermont Public Service Corp.                        1,296        22,291
First National Corp.                                          878        22,257

Schedules of Investments                                                      33
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------
Golden Telecom Inc./1/                                       1,490  $     22,201
Pope & Talbot Inc.                                           1,768        22,188
CKE Restaurant Inc./1/                                       5,040        22,176
Wind River Systems Inc./1/                                   7,440        22,171
Prima Energy Corp./1/                                        1,182        22,151
FIRSTFED AMERICA BANCORP INC.                                  790        22,120
Union Bankshares Corp.                                         825        22,117
Herley Industries Inc./1/                                    1,286        22,106
Digene Corp./1/                                              1,334        22,064
Tejon Ranch Co./1/                                             834        22,059
Zenith National Insurance Corp.                              1,028        22,051
Urstadt Biddle Properties Inc. Class A                       1,840        22,043
Harmonic Inc./1/                                             6,590        21,945
Cleveland-Cliffs Inc./1/                                     1,172        21,858
Prosperity Bancshares Inc.                                   1,316        21,819
Computer Network Technology Corp./1/                         3,169        21,803
FreeMarkets Inc./1/                                          3,985        21,798
Right Management Consultants Inc./1/                         1,676        21,771
Tuesday Morning Corp./1/                                     1,104        21,727
Royal Gold Inc.                                              1,489        21,725
Tularik Inc./1/                                              4,300        21,715
Arrow Financial Corp.                                          757        21,688
Gabelli Asset Management Inc. Class A/1/                       787        21,682
Information Holdings Inc./1/                                 1,346        21,671
Main Street Banks Inc.                                       1,173        21,642
Flushing Financial Corp.                                     1,243        21,628
Great Southern Bancorp Inc.                                    584        21,608
Building Materials Holdings Corp.                            1,623        21,602
FNB Corp. - Virginia Shares                                    772        21,577
Columbia Banking System Inc./1/                              1,569        21,574
Northwest Bancorp Inc.                                       1,333        21,555
McGrath Rentcorp                                               952        21,515
Young Broadcasting Inc. Class A/1/                           1,759        21,513
Argonaut Group Inc.                                          2,510        21,460
Penwest Pharmaceuticals Co./1/                               1,340        21,440
New Focus Inc./1/                                            6,853        21,381
CCC Information Services Group Inc./1/                       1,320        21,358
Anaren Inc./1/                                               2,467        21,340
eResearch Technology Inc./1/                                   791        21,230
GBC Bancorp                                                    879        21,228
Sturm Ruger & Co. Inc.                                       2,411        21,120
Kansas City Life Insurance Co.                                 494        21,114
Priceline.com Inc./1/                                       12,869        21,105
LaSalle Hotel Properties                                     1,765        21,092
NBC Capital Corp.                                              878        21,072
CFS Bancorp Inc.                                             1,533        21,017
Wild Oats Markets Inc./1/                                    2,263        20,955
Molecular Devices Corp./1/                                   1,725        20,873
Plains Exploration & Production Co./1/                       2,526        20,840
PennRock Financial Services Corp.                              739        20,766
MedQuist Inc./1/                                             1,217        20,750
Haverty Furniture Companies Inc.                             1,930        20,747
Interwoven Inc./1/                                          11,386        20,723
Isle of Capri Casinos Inc./1/                                1,772        20,679
Oil States International Inc./1/                             1,723        20,676
Wet Seal Inc. Class A/1/                                     2,829        20,652
RailAmerica Inc./1/                                          3,376        20,594
Myers Industries Inc.                                        2,156        20,590
Federal Agricultural Mortgage Corp./1/                         944        20,570
American Woodmark Corp.                                        466        20,555
Advisory Board Co. (The)/1/                                    588        20,551
Oak Technology Inc./1/                                       5,798        20,467
City Bank                                                      907        20,407
ESS Technology Inc./1/                                       3,418        20,371
II-VI Inc./1/                                                1,227        20,368
Ennis Business Forms Inc.                                    1,793        20,315
Central Parking Corp.                                        2,031        20,310
Harris Interactive Inc./1/                                   3,704        20,298
Blair Corp.                                                    863        20,289
Silicon Storage Technology Inc./1/                           8,801        20,242
Consolidated Graphics Inc./1/                                1,202        20,206
Skyline Corp.                                                  774        20,201
1st Source Corp.                                             1,576        20,173
First Place Financial Corp.                                  1,327        20,170
Integral Systems Inc./1/                                       949        20,119
Virginia Financial Group Inc.                                  751        20,089
Camden National Corp.                                          798        20,070
Caraustar Industries Inc./1/                                 2,961        20,046
United Auto Group Inc./1/                                    1,700        19,975
First Bancorp North Carolina                                   793        19,960
Allegiant Bancorp Inc.                                       1,179        19,925
ValueClick Inc./1/                                           6,573        19,916

34                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                                   Shares         Value
-------------------------------------------------------------------------------
Vital Sign Inc.                                               745  $     19,780
BancFirst Corp.                                               447        19,717
7-Eleven Inc./1/                                            2,828        19,683
Serologicals Corp./1/                                       2,314        19,669
Gentiva Health Services Inc.                                2,337        19,607
Renaissance Learning Inc./1/                                1,110        19,569
Banner Corp.                                                1,238        19,560
Hibbet Sporting Goods Inc./1/                                 789        19,513
Midwest Banc Holdings Inc.                                  1,069        19,477
PMA Capital Corp. Class A                                   2,877        19,477
Pericom Semiconductor Corp./1/                              2,502        19,466
Middlesex Water Co.                                           880        19,457
St. Francis Capital Corp.                                     851        19,428
Baldwin & Lyons Inc. Class B                                  978        19,413
Pixelworks Inc./1/                                          3,529        19,410
Riverstone Networks Inc./1/                                13,864        19,410
LookSmart Ltd./1/                                           7,025        19,389
Transkaryotic Therapies Inc./1/                             3,275        19,388
Magna Entertainment Corp. Class A/1/                        4,494        19,369
Input/Output Inc./1/                                        5,379        19,364
Keynote Systems Inc./1/                                     2,068        19,232
ScanSource Inc./1/                                          1,024        19,200
SonicWALL Inc./1/                                           5,325        19,170
Instinet Group Inc.                                         5,457        19,154
Cascade Bancorp                                             1,303        19,102
Stratex Networks Inc./1/                                    9,214        19,073
CuraGen Corp./1/                                            4,645        19,044
Great Lakes REIT Inc.                                       1,339        19,000
Standard Commercial Corp.                                   1,210        18,985
FuelCell Energy Inc./1/                                     3,758        18,978
MemberWorks Inc./1/                                           904        18,885
Steven Madden Ltd./1/                                       1,202        18,835
AFC Enterprises Inc./1/                                     1,399        18,831
Lightbridge Inc./1/                                         2,951        18,827
Safeguard Scientifics Inc./1/                              13,345        18,816
Genesee & Wyoming Inc. Class A/1/                           1,213        18,801
Bombay Co. Inc. (The)/1/                                    3,434        18,715
Solutia Inc.                                               12,035        18,654
Calgon Carbon Corp.                                         3,801        18,625
Tollgrade Communications Inc./1/                            1,295        18,583
Oxford Industries Inc.                                        751        18,512
Excel Technology Inc./1/                                      910        18,500
Ramco-Gershenson Properties Trust                             841        18,477
Coachmen Industries Inc.                                    1,668        18,348
GulfMark Offshore Inc./1/                                   1,364        18,346
American National Bankshares Inc.                             741        18,295
German American Bancorp                                     1,041        18,270
Kenneth Cole Productions Class A/1/                           833        18,243
Frontier Airlines Inc./1/                                   3,668        18,230
Keystone Automotive Industries Inc./1/                      1,028        18,216
SJW Corp.                                                     238        18,207
Curative Health Services Inc./1/                            1,065        18,190
Clark/Bardes Inc./1/                                        1,517        18,143
Advanced Energy Industries Inc./1/                          2,112        18,142
Footstar Inc./1/                                            2,159        18,136
Aspect Communications Corp./1/                              5,861        18,052
American Pharmaceutical Partners Inc./1/                      942        18,039
Urban Outfitters Inc./1/                                      801        18,023
Universal American Financial Corp./1/                       3,153        18,004
GrafTech International Ltd./1/                              6,311        17,986
World Fuel Services Corp.                                     883        17,978
Quaker City Bancorp Inc./1/                                   529        17,954
NetScreen Technologies Inc./1/                              1,069        17,938
Align Technology Inc./1/                                    2,961        17,914
Bio-Technology General Corp./1/                             6,645        17,875
Siliconix Inc./1/                                             750        17,850
Oneida Ltd.                                                 1,668        17,848
Financial Institutions Inc.                                   900        17,838
WFS Financial Inc./1/                                         921        17,812
SPSS Inc./1/                                                1,570        17,772
Inverness Medical Innovations Inc./1/                         888        17,769
Applied Films Corporation/1/                                1,098        17,732
Learning Tree International Inc./1/                         1,308        17,684
Quaker Chemical Corp.                                         865        17,646
Interface Inc. Class A                                      5,331        17,592
Salem Communications Corp. Class A/1/                       1,079        17,588
USG Corp./1/                                                4,223        17,568
Apex Mortgage Capital Inc.                                  2,915        17,519
TALX Corp.                                                  1,350        17,510
Isis Pharmaceuticals Inc./1/                                4,890        17,506
Courier Corp.                                                 355        17,488
PTEK Holdings Inc./1/                                       4,682        17,464
Hologic Inc./1/                                             2,028        17,463
Alexander's Inc./1/                                           273        17,431

Schedules of Investments                                                      35
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
SeaChange International Inc./1/               2,410  $     17,424
Riviana Foods Inc.                              746        17,397
NL Industries Inc.                            1,080        17,388
Octel Corp.                                   1,198        17,359
PC-Tel Inc./1/                                1,925        17,344
AC Moore Arts & Crafts Inc./1/                1,254        17,343
Harvest Natural Resources Inc./1/             3,568        17,340
Cobalt Corp./1/                               1,196        17,282
Stepan Co.                                      750        17,280
FalconStor Software Inc./1/                   4,484        17,263
West Marine Inc./1/                           1,030        17,253
Aksys Ltd./1/                                 2,461        17,227
WatchGuard Technologies Inc./1/               2,867        17,202
OraSure Technologies Inc./1/                  2,942        17,181
Encore Acquisition Co./1/                       930        17,158
MIM Corp./1/                                  2,309        17,133
Bally Total Fitness Holding Corp./1/          3,379        17,132
SCS Transportation Inc./1/                    1,619        17,129
Electronics Boutique Holdings Corp./1/        1,017        17,075
Rudolph Technologies Inc./1/                  1,172        16,935
Advanta Corp. Class B                         2,233        16,926
Wabash National Corp./1/                      2,686        16,922
Innkeepers USA Trust                          2,592        16,848
Global Imaging Systems Inc./1/                  908        16,798
Casella Waste Systems Inc. Class A/1/         2,036        16,797
Mesa Air Group Inc./1/                        3,368        16,739
Planar Systems Inc./1/                        1,420        16,699
Alloy Inc./1/                                 3,326        16,663
Register.com/1/                               3,018        16,659
Friedman's Inc.                               1,735        16,656
CT Communications Inc.                        1,739        16,625
Gorman-Rupp Co. (The)                           843        16,607
X-Rite Inc.                                   1,969        16,559
Rock-Tenn Co. Class A                         1,290        16,512
Gene Logic Inc./1/                            3,253        16,493
Aeropostale Inc./1/                           1,244        16,483
National Healthcare Corp./1/                    892        16,457
Central Coast Bancor/1/                       1,031        16,393
ChipPAC Inc. Class A/1/                       4,551        16,384
Aviall Inc./1/                                2,114        16,362
CIRCOR International Inc.                     1,202        16,335
Administaff Inc./1/                           2,607        16,294
United Industrial Corp.                       1,305        16,247
Citizens First Bancorp Inc.                     836        16,218
Chattem Inc./1/                               1,052        16,190
Mission West Properties Inc.                  1,721        16,177
Advanced Marketing Services Inc.              1,444        16,158
MatrixOne Inc./1/                             4,767        16,112
Universal Electronics Inc./1/                 1,668        16,096
K2 Inc./1/                                    2,080        16,058
Stamps.com Inc./1/                            3,829        16,044
Correctional Properties Trust                   777        16,037
Supertex Inc./1/                              1,165        16,019
Midland Co. (The)                               894        16,003
Ryerson Tull Inc.                             2,543        15,894
MTR Gaming Group Inc./1/                      2,397        15,892
Lawson Products Inc.                            608        15,851
Electro Rent Corp./1/                         1,668        15,846
Avatar Holdings/1/                              620        15,835
Peapack-Gladstone Financial Corp.               631        15,807
Tier Technologies Inc. Class B/1/             1,557        15,757
Cirrus Logic Inc./1/                          7,837        15,752
Maxwell Shoe Co. Inc. Class A/1/              1,412        15,744
PracticeWorks Inc./1/                         1,532        15,734
Capitol Bancorp Ltd.                            743        15,714
AMN Healthcare Services Inc./1/               1,429        15,690
National Presto Industries Inc.                 600        15,690
NeoPharm Inc./1/                              1,362        15,677
NS Group Inc./1/                              2,076        15,674
Presidential Life Corp.                       2,491        15,668
Integrated Electrical Services Inc./1/        3,661        15,632
infoUSA Inc./1/                               3,255        15,624
Tower Automotive Inc./1/                      6,586        15,609
Concurrent Computer Corp./1/                  7,045        15,569
Acadia Realty Trust                           1,933        15,503
Fleetwood Enterprises Inc./1/                 3,795        15,408
Gibraltar Steel Corp.                           825        15,378
Boykin Lodging Co.                            2,085        15,366
aaiPharma Inc./1/                             1,782        15,361
Presstek Inc./1/                              3,419        15,351
Penn Engineering & Manufacturing Corp.        1,329        15,310
Lexicon Genetics Inc./1/                      3,823        15,254
Hanmi Financial Corp.                           893        15,181
Stoneridge Inc./1/                            1,576        15,177
Citizens Inc./1/                              2,496        15,101

36                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Woodhead Industries Inc.                      1,270  $     15,100
Audiovox Corp. Class A/1/                     2,033        15,065
LSI Industries Inc.                           1,661        15,032
Republic Bancshares Inc./1/                     751        14,982
Glatfelter Co.                                1,405        14,977
Lydall Inc./1/                                1,698        14,942
Roxio Inc./1/                                 2,408        14,930
TALK America Holdings Inc./1/                 2,058        14,918
Gladstone Capital Corp.                         924        14,858
Collins & Aikman Corp./1/                     3,650        14,855
EMS Technologies Inc./1/                      1,064        14,853
Angelica Corp.                                  871        14,851
Wireless Facilities Inc./1/                   2,569        14,823
Berkshire Hills Bancorp Inc.                    641        14,743
Conceptus Inc./1/                             1,638        14,742
Boston Beer Co. Inc. Class A/1/               1,169        14,683
Vicor Corp./1/                                2,564        14,615
Stein Mart Inc./1/                            2,865        14,612
Gulf Island Fabrication Inc./1/                 835        14,596
Time Warner Telecom Inc. Class A/1/           4,497        14,570
Sports Resorts International Inc./1/          2,905        14,554
ITLA Capital Corp./1/                           439        14,509
Crawford & Co. Class B                        3,487        14,471
Onyx Pharmaceuticals Inc./1/                  1,737        14,469
Therasense Inc./1/                            2,164        14,456
Universal Display Corp./1/                    1,767        14,454
CB Bancshares Inc.                              296        14,439
aQuantive, Inc./1/                            3,237        14,405
Meristar Hospitality Corp.                    4,224        14,404
Insurance Auto Auctions Inc./1/               1,307        14,377
1-800 CONTACTS INC./1/                          707        14,317
VitalWorks Inc./1/                            3,727        14,312
Centene Corp./1/                                487        14,225
Lithia Motors Inc. Class A/1/                 1,153        14,182
Concord Camera Corp./1/                       2,828        14,168
Sapient Corp./1/                              9,259        14,166
Hickory Tech Corp.                            1,575        14,129
Covenant Transport Inc. Class A/1/              829        14,085
CSS Industries Inc.                             435        14,085
Strattec Security Corp./1/                      320        14,080
Kensey Nash Corp./1/                            687        14,070
Interchange Financial Services Corp.            820        14,063
Akamai Technologies Inc./1/                   9,934        14,007
Magma Design Automation Inc./1/               1,805        13,989
State Bancorp Inc.                              755        13,968
Alderwoods Group Inc./1/                      3,990        13,961
AMCOL International Corp.                     2,458        13,961
General Cable Corp.                           3,768        13,942
Robbins & Myers Inc.                          1,034        13,918
Digimarc Corp./1/                             1,194        13,898
Stanley Furniture Co. Inc.                      653        13,876
Playboy Enterprises Inc. Class B/1/           1,625        13,813
MRO Software Inc./1/                          2,013        13,809
CNA Surety Corp.                              1,723        13,784
Capstead Mortgage Corp.                       1,207        13,772
Resource America Inc. Class A                 1,727        13,747
DVI Inc./1/                                   1,607        13,740
CryoLife Inc./1/                              2,004        13,727
Energy Conversion Devices Inc./1/             1,616        13,720
Datastream Systems Inc./1/                    2,005        13,674
Intertan Inc./1/                              2,909        13,672
Columbia Bancorp                                557        13,646
Regent Communications Inc./1/                 2,872        13,642
UniFirst Corp.                                  883        13,642
Superior Financial Corp.                        737        13,627
Coastal Bancorp Inc.                            451        13,620
Navigant International Inc./1/                1,291        13,620
Buckle Inc. (The)/1/                            769        13,611
Pilgrim's Pride Corp. Class B                 1,704        13,598
Alaris Medical Inc./1/                        1,315        13,597
ABC Bancorp                                     991        13,567
Entrust Inc./1/                               5,422        13,555
MainSource Financial Group Inc.                 576        13,536
Ribapharm Inc.(1)                             2,613        13,535
OMNOVA Solutions Inc./1/                      4,583        13,520
Kos Pharmaceuticals Inc./1/                     772        13,487
Encore Wire Corp./1/                          1,586        13,481
C-COR.net Corp./1/                            4,084        13,477
RadiSys Corp./1/                              2,031        13,466
@Road Inc./1/                                 1,985        13,418
Manugistics Group Inc./1/                     5,882        13,411
Arena Pharmaceuticals Inc./1/                 2,033        13,377
Humboldt Bancorp                              1,046        13,347
Elizabeth Arden Inc./1/                       1,352        13,304
Cascade Corp.                                   920        13,248
AsiaInfo Holdings Inc./1/                     3,284        13,235

Schedules of Investments                                                      37
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Boyds Collection Ltd. (The)/1/                2,449  $     13,225
Concord Communications Inc./1/                1,538        13,181
First Consulting Group Inc./1/                2,019        13,123
Interpore International/1/                    1,637        13,096
Peet's Coffee & Tea Inc./1/                     789        13,082
Kindred Healthcare Inc./1/                    1,155        13,064
j2 Global Communications Inc./1/                455        12,963
Bank of the Ozarks Inc.                         464        12,927
LSB Bancshares Inc.                             824        12,854
Monolithic System Technology Inc./1/          1,825        12,848
Ocwen Financial Corp./1/                      4,249        12,832
Sharper Image Corp./1/                          712        12,823
PICO Holdings Inc./1/                         1,030        12,813
Macatawa Bank Corp.                             595        12,804
Dover Downs Gaming & Entertainment Inc.       1,293        12,788
Oplink Communications Inc./1/                13,027        12,766
Three-Five Systems Inc./1/                    2,502        12,760
Gray Television Inc. Class A                  1,203        12,752
Geron Corp./1/                                2,410        12,749
Bassett Furniture Industries Inc.             1,211        12,715
iDine Rewards Network Inc./1/                 1,700        12,665
Artesyn Technologies Inc./1/                  4,078        12,642
Galyan's Trading Co./1/                       1,012        12,640
Radiant Systems Inc./1/                       1,708        12,639
TriZetto Group Inc. (The)/1/                  3,053        12,609
D&K Healthcare Resources Inc.                 1,224        12,607
Intrado Inc./1/                               1,593        12,585
HEICO Corp.                                   1,410        12,549
PennFed Financial Services Inc.                 471        12,505
SpectraLink Corp./1/                          1,706        12,505
Brookstone Inc./1/                              766        12,486
Cardiac Science Inc./1/                       5,475        12,483
Cerus Corp./1/                                1,414        12,443
Lexar Media Inc./1/                           3,784        12,412
Butler Manufacturing Co.                        755        12,382
Lakeland Financial Corp.                        495        12,375
First State Bancorp                             578        12,363
Southwest Water Co.                             985        12,313
Stillwater Mining Co./1/                      4,914        12,285
OSI Systems Inc./1/                             777        12,284
Vastera Inc./1/                               3,222        12,276
First South Bancorp Inc.                        374        12,252
Provident Bancorp Inc.                          388        12,222
Terayon Communication Systems Inc./1/         7,145        12,218
Graphic Packaging
  International Corp./1/                      2,219        12,204
ManTech International Corp. Class A/1/          821        12,166
Hypercom Corp./1/                             3,241        12,154
Genencor International Inc./1/                1,193        12,109
Secure Computing Corp./1/                     3,290        12,107
Quixote Corp.                                   766        12,103
Bei Technologies Inc.                         1,245        12,076
BKF Capital Group Inc./1/                       742        12,057
SRA International Inc. Class A/1/               508        12,040
SBS Technologies Inc./1/                      1,656        12,039
Pacific Union Bank/1/                         1,040        12,033
Santander BanCorp                               900        12,024
PrivateBancorp Inc.                             530        12,015
Phoenix Technologies Ltd./1/                  2,826        12,011
Immunomedics Inc./1/                          4,511        11,999
TiVo Inc./1/                                  2,336        11,960
On Assignment Inc./1/                         2,806        11,869
Charles River Associates Inc./1/                694        11,867
Aaon Inc./1/                                    934        11,862
World Acceptance Corp./1/                     1,317        11,853
TRC Companies Inc./1/                           902        11,834
Interpool Inc.                                  879        11,823
Centillium Communications Inc./1/             2,919        11,822
TriCo Bancshares                                467        11,815
Buckeye Technologies Inc./1/                  2,486        11,808
Caminus Corp./1/                              1,322        11,753
Theragenics Corp./1/                          3,384        11,709
Columbia Laboratories Inc./1/                 2,996        11,684
First Oak Brook Bancshares Class A              384        11,670
CoBiz Inc.                                      838        11,648
Tweeter Home Entertainment
  Group Inc./1/                               2,441        11,644
Bryn Mawr Bank Corp.                            325        11,641
Unitil Corp.                                    465        11,625
Schawk Inc.                                   1,198        11,621
Monro Muffler Brake Inc./1/                     552        11,592
Winston Hotels Inc.                           1,745        11,552
Global Power Equipment Group Inc./1/          2,257        11,511

38                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Astec Industries Inc./1/                      1,979  $     11,498
Drexler Technology Corp./1/                     790        11,455
Euronet Worldwide Inc./1/                     1,428        11,424
White Electronic Designs Corp./1/             1,685        11,424
Great American Financial Resources Inc.         751        11,385
Children's Place Retail Stores
  Inc. (The)/1/                               1,236        11,384
Nature's Sunshine Products Inc.               1,298        11,383
Finisar Corp./1/                             14,584        11,376
Impax Laboratories Inc./1/                    2,533        11,373
RPC Inc.                                      1,243        11,373
Yardville National Bancorp                      668        11,363
EnergySouth Inc.                                428        11,321
NN Inc.                                       1,291        11,310
Sipex Corp./1/                                3,003        11,261
Financial Industries Corp.                      779        11,249
Ciphergen Biosystems Inc./1/                  1,994        11,246
4Kids Entertainment Inc./1/                     953        11,245
Ixia/1/                                       2,313        11,241
Midway Games Inc./1/                          3,383        11,198
First of Long Island Corp.                      325        11,196
Syntel Inc./1/                                  584        11,195
Pinnacle Entertainment Inc./1/                2,286        11,156
Southwest Bancorp Inc.                          488        11,126
Value Line Inc.                                 241        11,122
Skechers U.S.A. Inc. Class A/1/               1,711        11,104
Starrett (LS) Co. Class A                       793        11,102
Racing Champions Ertl Corp./1/                  722        11,083
Aether Systems Inc./1/                        3,514        11,069
Massbank Corp.                                  402        11,063
National Processing Inc./1/                     794        11,052
Navigators Group Inc./1/                        429        11,034
Associated Estates Realty Corp.               2,005        11,027
Warwick Community Bancorp                       371        10,982
Tyler Technologies Inc./1/                    3,110        10,978
MRV Communications Inc./1/                    9,700        10,961
CPI Corp.                                       834        10,950
William Lyon Homes Inc./1/                      433        10,942
TriPath Imaging Inc./1/                       2,574        10,940
Roanoke Electric Steel Corp.                  1,256        10,927
Indevus Pharmaceuticals Inc./1/               4,552        10,925
Lufkin Industries Inc.                          570        10,916
Exact Sciences Corp./1/                       1,056        10,887
Gart Sports Co./1/                              570        10,876
U.S. Physical Therapy Inc./1/                   976        10,853
Salix Pharmaceuticals Ltd./1/                 1,598        10,818
Powell Industries Inc./1/                       774        10,790
Charter Communications Inc. Class A/1/       12,989        10,781
VIVUS Inc./1/                                 3,106        10,778
Transmeta Corp./1/                           10,752        10,752
AAR Corp.                                     2,844        10,750
Guilford Pharmaceuticals Inc./1/              2,904        10,745
Netro Corp./1/                                3,993        10,741
Netegrity Inc./1/                             2,890        10,722
Royal Bancshares of Pennsylvania Class A        550        10,703
Cole National Corp./1/                        1,189        10,701
Overland Storage Inc./1/                        742        10,663
Volt Information Sciences Inc./1/             1,035        10,619
Ameristar Casinos Inc./1/                       990        10,613
Immunogen Inc./1/                             4,517        10,570
Dril-Quip Inc./1/                               771        10,540
Cepheid Inc./1/                               2,511        10,521
Charter Financial Corp.                         347        10,518
NYFIX Inc./1/                                 2,835        10,518
Healthcare Services Group Inc./1/               887        10,515
Nash Finch Co.                                1,245        10,495
Great Atlantic & Pacific Tea Co./1/           2,421        10,435
Partners Trust Financial Group Inc.             611        10,387
Metro One Telecommunications Inc./1/          2,081        10,363
Orthologic Corp./1/                           3,046        10,326
Brush Engineered Materials Inc./1/            2,035        10,317
Rent-Way Inc./1/                              2,865        10,314
CompuCredit Corp./1/                          1,642        10,312
Department 56 Inc./1/                         1,048        10,291
PEC Solutions Inc./1/                           872        10,272
Option Care Inc./1/                           1,205        10,218
LodgeNet Entertainment Corp./1/               1,202        10,217
Material Sciences Corp./1/                    1,006        10,130
Xicor Inc./1/                                 2,494        10,126
Champion Enterprises Inc./1/                  5,496        10,113
CardioDynamics International Corp./1/         3,346        10,105
Closure Medical Corp./1/                        780        10,093
Allscripts Healthcare Solutions Inc./1/       3,668        10,087

Schedules of Investments                                                      39
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Young Innovations Inc./1/                       458  $     10,081
Parkvale Financial Corp.                        456        10,032
Applica Inc./1/                               2,044         9,995
Sykes Enterprises Inc./1/                     2,559         9,955
SeeBeyond Technology Corp./1/                 4,913         9,924
World Wrestling Entertainment Inc./1/         1,294         9,912
Answerthink Inc./1/                           4,502         9,904
Alico Inc.                                      408         9,898
Ultimate Electronics Inc./1/                  1,242         9,874
Zygo Corp./1/                                 1,734         9,849
Sizeler Property Investors Inc.               1,057         9,820
Vail Resorts Inc./1/                            878         9,790
Cornell Cos Inc./1/                           1,164         9,778
Steinway Musical Instruments Inc./1/            654         9,660
NetFlix Inc./1/                                 474         9,646
Metris Companies Inc.                         4,099         9,633
Zomax Inc./1/                                 3,320         9,628
Quanta Services Inc./1/                       3,002         9,606
Sauer-Danfoss Inc.                            1,209         9,599
Bradley Pharmaceuticals Inc./1/                 710         9,571
Merchants Bancshares Inc.                       392         9,549
Luminex Corp./1/                              2,043         9,541
Turnstone Systems Inc./1/                     3,371         9,540
Alliance Semiconductor Corp./1/               2,974         9,517
LabOne Inc./1/                                  494         9,509
Nara Bancorp Inc.                               742         9,446
Republic Bancorp Inc. Class A                   820         9,430
Sanderson Farms Inc.                            489         9,374
Computer Horizons Corp./1/                    3,035         9,348
Proton Energy Systems Inc./1/                 3,795         9,336
Grace (W.R.) & Co./1/                         6,289         9,308
Neose Technologies Inc./1/                    1,301         9,276
Standard Motor Products Inc.                    834         9,257
Century Bancorp Inc. Class A                    337         9,217
Allos Therapeutics Inc./1/                    2,301         9,204
MAPICS Inc./1/                                1,386         9,148
Aspen Technology Inc./1/                      3,806         9,134
Dura Automotive Systems Inc./1/               1,624         9,094
Summit Bancshares Inc.                          475         9,082
Shoe Carnival Inc./1/                           594         9,041
LeCroy Corp./1/                                 925         9,010
AstroPower Inc./1/                            2,152         8,995
Coastal Financial Corp.                         761         8,987
Neoforma Inc./1/                                703         8,900
Dave & Buster's Inc./1/                         982         8,887
Bentley Pharmaceuticals Inc./1/               1,107         8,878
Integrated Defense Technologies Inc./1/         624         8,861
Bell Microproducts Inc./1/                    1,731         8,845
U.S. Concrete Inc./1/                         2,105         8,841
Schnitzer Steel Industries Inc. Class A         364         8,824
Wackenhut Corrections Corp./1/                  900         8,820
Aftermarket Technology Corp./1/                 779         8,803
Prime Medical Service Inc./1/                 1,191         8,778
American Superconductor Corp./1/              2,413         8,759
Whitehall Jewellers Inc./1/                   1,029         8,747
Array BioPharma Inc./1/                       2,044         8,728
Ingles Markets Inc. Class A                     913         8,719
Redback Networks Inc./1/                     15,009         8,705
First Defiance Financial Corp.                  468         8,681
Caliper Technologies Corp./1/                 2,477         8,669
Epix Medical Inc./1/                          1,079         8,632
Charlotte Russe Holding Inc./1/               1,064         8,597
Vans Inc./1/                                  2,026         8,590
Green Mountain Coffee Roasters Inc./1/          467         8,583
Franklin Financial Corp.                        292         8,503
Vesta Insurance Group                         3,792         8,494
Seaboard Corp.                                   42         8,484
WESCO International Inc./1/                   2,419         8,467
Research Frontiers Inc./1/                    1,185         8,461
BostonFed Bancorp Inc.                          368         8,412
SoundView Technology Group Inc./1/            6,563         8,401
Petroleum Helicopters Inc./1/                   317         8,381
Sun Bancorp Inc. - New Jersey Shares/1/         570         8,356
Deb Shops Inc.                                  447         8,350
MIPS Technologies Inc. Class A/1/             4,587         8,348
Pomeroy Computer Resources/1/                 1,195         8,329
Tenneco Automotive Inc./1/                    3,685         8,328
Bone Care International Inc./1/               1,167         8,321
Century Aluminum Co.                          1,304         8,280
Comfort Systems USA Inc./1/                   3,746         8,279
LTC Properties Inc.                           1,314         8,265

40                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003


Security                                     Shares         Value
-----------------------------------------------------------------
Beasley Broadcast Group Inc. Class A/1/         851  $      8,263
Shenandoah Telecommunications Co.               303         8,263
POZEN Inc./1/                                 2,174         8,261
Crown Media Holdings Inc./1/                  3,000         8,250
Nu Horizons Electronics Corp./1/              1,680         8,249
Semitool Inc./1/                              2,014         8,237
Sun Bancorp Inc. - Pennsylvania Shares          422         8,233
Buca Inc./1/                                  1,492         8,206
Keithley Instruments Inc.                       758         8,194
QRS Corp./1/                                  1,653         8,116
Manufacturers Services Ltd./1/                1,726         8,112
Horizon Organic Holding Corp./1/                618         8,096
Microtune Inc./1/                             3,828         8,077
Proxim Corp. Class A/1/                      13,430         8,058
Paxson Communications Corp./1/                3,690         8,044
Portal Software Inc./1/                      11,152         8,029
Interland Inc./1/                            12,066         7,964
Cantel Medical Corp./1/                         621         7,930
Salton Inc./1/                                  753         7,907
NorthWestern Corp.                            3,749         7,873
ANADIGICS Inc./1/                             3,698         7,840
American Medical Security Group Inc./1/         592         7,838
Summit America Television Inc./1/             3,284         7,813
Kforce Inc./1/                                2,881         7,779
Plug Power Inc./1/                            1,532         7,752
Computer Programs & Systems Inc./1/             316         7,742
Ulticom Inc./1/                               1,204         7,730
Drugstore.com Inc./1/                         2,018         7,729
Credit Acceptance Corp./1/                    1,576         7,722
Medical Staffing Network
  Holdings Inc./1/                              725         7,685
Integrated Silicon Solution Inc./1/           3,270         7,684
SS&C Technologies Inc./1/                       628         7,630
Ducommun Inc./1/                                747         7,619
LendingTree Inc./1/                             650         7,586
Embarcadero Technologies Inc./1/              1,199         7,579
Infonet Services Corp. Class B/1/             5,906         7,560
Virage Logic Corp./1/                         1,202         7,513
Compucom Systems Inc./1/                      2,145         7,507
deCODE genetics Inc./1/                       4,055         7,502
Hexcel Corp./1/                               2,578         7,502
La Jolla Pharmaceutical Co./1/                4,434         7,493
Martha Stewart Living Omnimedia Inc.
  Class A/1/                                    911         7,479
Midas Inc./1/                                 1,024         7,475
Spartan Motors Inc.                             851         7,455
Mail-Well Inc./1/                             3,660         7,430
National Health Realty Inc.                     557         7,419
American Home Mortgage Holdings Inc.            741         7,417
Penford Corp.                                   618         7,397
Zymogenetics Inc./1/                            800         7,360
Cholestech Corp./1/                             904         7,359
SEMCO Energy Inc.                             2,085         7,339
TransMontaigne Inc./1/                        1,741         7,330
Del Laboratories Inc./1/                        389         7,317
Milacron Inc.                                 1,746         7,246
Kosan Biosciences Inc./1/                     1,622         7,234
Avigen Inc./1/                                2,450         7,178
1-800-FLOWERS.COM Inc./1/                     1,061         7,130
Quaker Fabric Corp.                           1,296         7,128
SITEL Corp./1/                                6,786         7,125
ADE Corp./1/                                  1,196         7,116
PLATO Learning Inc./1/                        1,586         7,105
Verint Systems Inc./1/                          420         7,098
SuperGen Inc./1/                              2,534         7,070
AVANIR Pharmaceuticals Class A/1/             6,665         7,065
Intermet Corp.                                1,940         7,062
Inet Technologies Inc./1/                     1,191         7,027
BE Aerospace Inc./1/                          3,695         7,020
Oregon Steel Mills Inc./1/                    2,953         6,940
Net2Phone Inc./1/                             2,052         6,854
Dynamics Research Corp./1/                      524         6,843
Actuate Corp./1/                              4,923         6,838
FSI International Inc./1/                     2,919         6,801
Lifeline Systems Inc./1/                        331         6,759
Biopure Corp./1/                              2,019         6,743
Quidel Corp./1/                               2,037         6,742
P.A.M. Transportation Services Inc./1/          308         6,739
Mesaba Holdings Inc./1/                       1,193         6,717
RMH Teleservices Inc./1/                      1,028         6,682
Wellsford Real Properties Inc./1/               460         6,679
Trico Marine Services Inc./1/                 2,574         6,667

Schedules of Investments                                                      41
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003


Security                                     Shares         Value
-----------------------------------------------------------------
Raindance Communications Inc./1/              3,964  $      6,660
Factory 2-U Stores Inc./1/                    1,618         6,634
Specialty Laboratories Inc./1/                  787         6,611
SpeechWorks International Inc./1/             2,849         6,610
APAC Customer Services Inc./1/                2,845         6,600
Chicago Pizza & Brewery Inc./1/                 939         6,592
Arden Group Inc. Class A/1/                     124         6,567
PDF Solutions Inc./1/                         1,034         6,566
Mestek Inc./1/                                  358         6,548
Rex Stores Corp./1/                             645         6,547
Drew Industries Inc./1/                         430         6,540
Nuance Communications Inc./1/                 2,995         6,529
Sanchez Computer Associates Inc./1/           1,587         6,523
ABIOMED Inc./1/                               1,668         6,505
InterCept Inc./1/                             1,576         6,477
ParkerVision Inc./1/                          1,147         6,469
Dover Motorsports Inc.                        2,033         6,465
Mothers Work Inc./1/                            291         6,446
Syntroleum Corp./1/                           2,493         6,407
PDI Inc./1/                                     864         6,394
Maui Land & Pineapple Co. Inc./1/               325         6,386
Cherokee Inc./1/                                422         6,330
IXYS Corp./1/                                 1,196         6,327
Alamo Group Inc.                                539         6,285
PriceSmart Inc./1/                              420         6,279
Richardson Electronics Ltd.                     756         6,268
Peregrine Pharmaceuticals Inc./1/            12,530         6,265
Triton PCS Holdings Inc. Class A/1/           2,844         6,257
Coldwater Creek Inc./1/                         659         6,254
Texas Biotech Corp./1/                        5,037         6,246
Nelson (Thomas) Inc./1/                         733         6,238
Vical Inc./1/                                 2,454         6,209
Mattson Technology Inc./1/                    3,404         6,195
Northwest Pipe Co./1/                           499         6,188
Dynacq International Inc./1/                    455         6,161
Trans World Entertainment Corp./1/            2,683         6,144
MapInfo Corp./1/                              1,585         6,134
Terra Industries Inc./1/                      4,503         6,124
EMC Insurance Group Inc.                        322         6,086
NASB Financial Inc.                             270         6,075
StorageNetworks Inc./1/                       6,716         6,044
Sequenom Inc./1/                              3,267         6,008
Modtech Holdings Inc./1/                        861         5,993
Banc Corp. (The)                              1,203         5,979
MarineMax Inc./1/                               656         5,917
Neurogen Corp./1/                             1,625         5,915
Lannett Co. Inc./1/                             534         5,901
Lawson Software Inc./1/                       1,269         5,888
First Horizon Pharmaceutical Corp./1/         2,325         5,882
IMCO Recycling Inc./1/                          923         5,861
MasTec Inc./1/                                2,589         5,825
Magnetek Inc./1/                              2,426         5,822
National Beverage Corp./1/                      416         5,812
Finlay Enterprises Inc./1/                      459         5,811
Horizon Offshore Inc./1/                      1,709         5,811
Championship Auto Racing Teams Inc./1/        1,587         5,808
Westfield Financial Inc.                        377         5,806
NYMAGIC Inc.                                    298         5,766
NetScout Systems Inc./1/                      2,060         5,745
Water Pik Technologies Inc./1/                  819         5,733
Champps Entertainment Inc./1/                   685         5,727
Technical Olympic USA Inc./1/                   335         5,645
Applied Molecular Evolution Inc./1/           2,033         5,631
Bruker Daltonics Inc./1/                      1,861         5,566
Marine Products Corp.                           596         5,543
UAL Corp./1/                                  6,580         5,527
Princeton Review Inc. (The)/1/                1,327         5,467
Vitria Technology Inc./1/                     8,026         5,458
3D Systems Corp./1/                           1,167         5,438
Willow Grove Bancorp Inc.                       366         5,417
NetRatings Inc./1/                              833         5,415
eUniverse Inc./1/                             1,050         5,344
Capstone Turbine Corp./1/                     7,421         5,343
Ladish Co. Inc./1/                            1,196         5,322
Acme Communications Inc./1/                     819         5,283
Party City Corp./1/                             658         5,264
AMERCO/1/                                     1,299         5,249
Bioreliance Corp./1/                            271         5,236
Ambassadors Group Inc./1/                       433         5,235
Merix Corp./1/                                1,305         5,220
ON Semiconductor Corp./1/                     4,107         5,216
Remedy Temp Inc./1/                             433         5,209
WCI Communities Inc./1/                         497         5,199
ArQule Inc./1/                                2,155         5,194
Wilsons The Leather Experts Inc./1/           1,291         5,138

42                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND

March 31, 2003


Security                                     Shares         Value
-----------------------------------------------------------------
HealthExtras Inc./1/                          1,321  $      5,086
California First National Bancorp               496         5,059
Embrex Inc./1/                                  639         5,048
Coca-Cola Bottling Co. Consolidated             100         4,990
Dominion Homes Inc./1/                          366         4,978
Genzyme Corp. - Biosurgery Division/1/        4,190         4,948
Covansys Corp./1/                             2,083         4,937
Inter Parfums Inc.                              670         4,924
Bebe Stores Inc./1/                             417         4,921
OPNET Technologies Inc./1/                      895         4,896
Homestore.com Inc./1/                         8,703         4,874
Asbury Automotive Group Inc./1/                 609         4,872
PLX Technology Inc./1/                        2,029         4,829
NATCO Group Inc. Class A/1/                     848         4,791
Illumina Inc./1/                              2,112         4,773
EMCORE Corp./1/                               2,876         4,745
Meridian Resource Corp. (The)/1/              4,088         4,701
Altiris Inc./1/                                 376         4,696
Medis Technologies Ltd./1/                      891         4,562
DiamondCluster International Inc. Class
  A/1/                                        3,256         4,558
Goody's Family Clothing Inc./1/               1,115         4,493
Trikon Technologies Inc./1/                   1,305         4,489
PetroQuest Energy Inc./1/                     2,947         4,450
Harvard Bioscience Inc./1/                    1,183         4,436
Escalade Inc./1/                                324         4,429
Aphton Corp./1/                               1,770         4,425
TTM Technologies Inc./1/                      1,283         4,414
FPIC Insurance Group Inc./1/                    589         4,376
Monarch Casino & Resort Inc./1/                 478         4,355
iGATE Corp./1/                                1,511         4,291
HealthTronics Surgical Services Inc./1/         520         4,248
Smart & Final Inc./1/                         1,286         4,244
MetaSolv Inc./1/                              2,973         4,222
Information Resources Inc./1/                 3,282         4,201
Independence Holding Co.                        217         4,173
SCM Microsystems Inc./1/                      1,668         4,170
Nastech Pharmaceutical Co. Inc./1/              490         4,165
Carmike Cinemas Inc./1/                         216         4,158
Matria Healthcare Inc./1/                       426         4,154
Witness Systems Inc./1/                       1,298         4,154
Carreker Corp./1/                             2,026         4,153
PC Connection Inc./1/                           785         4,121
Active Power Inc./1/                          3,679         4,084
Tasty Baking Company                            491         4,051
Cache Inc./1/                                   398         4,000
Kendle International Inc./1/                  1,180         3,977
ITXC Corp./1/                                 2,837         3,972
Digitas Inc./1/                               1,220         3,941
Progenics Pharmaceuticals Inc./1/               881         3,894
Synplicity Inc./1/                            1,219         3,889
Radiologix Inc./1/                            1,718         3,883
Kyphon Inc./1/                                  435         3,820
Ariad Pharmaceuticals Inc./1/                 2,962         3,791
Wyndham International Inc. Class A/1/        17,994         3,779
Daisytek International Corp./1/               2,020         3,777
ONYX Software Corp./1/                        4,280         3,766
Castle (A.M.) & Co./1/                          790         3,752
Benihana Inc./1/                                362         3,729
Chordiant Software Inc./1/                    3,265         3,624
ICT Group Inc./1/                               354         3,420
Pain Therapeutics Inc./1/                     1,993         3,408
Sangamo BioSciences Inc./1/                   1,187         3,407
Restoration Hardware Inc./1/                  1,356         3,404
Virbac Corp./1/                                 646         3,372
Luby's Inc./1/                                2,551         3,367
Sypris Solutions Inc.                           424         3,341
Avanex Corp./1/                               4,211         3,285
RCN Corp./1/                                  4,555         3,280
Nanometrics Inc./1/                             838         3,268
Res-Care Inc./1/                              1,106         3,230
General Binding Corp./1/                        405         3,199
Flow International Corp./1/                   1,583         3,166
I-many Inc./1/                                4,211         3,158
Somera Communications Inc./1/                 3,387         3,150
Michael Baker Corp./1/                          363         3,129
Q-Med Inc./1/                                   456         3,114
Guess? Inc./1/                                  874         3,111
Catapult Communications Corp./1/                486         3,091
August Technology Corp./1/                      783         3,069
Virco Manufacturing Corp.                       316         3,046
Checkers Drive-in Restaurants Inc./1/           536         3,044
Durect Corp./1/                               2,142         2,999
Alliance Imaging Inc./1/                        950         2,983
AEP Industries Inc./1/                          333         2,880

Schedules of Investments                                                      43
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003


Security                                     Shares         Value
-----------------------------------------------------------------
Alamosa Holdings Inc./1/                      7,968  $      2,868
Allegiance Telecom Inc./1/                    9,537         2,861
GSI Commerce Inc./1/                          1,679         2,838
Exploration Company of
  Delaware (The)/1/                             939         2,826
Seattle Genetics Inc./1/                      1,177         2,801
Acclaim Entertainment Inc./1/                 7,153         2,790
Price Legacy Corporation/1/                   1,070         2,729
Monterey Pasta Co./1/                           909         2,727
Urologix Inc./1/                              1,248         2,696
U.S. Xpress Enterprises Inc. Class A/1/         356         2,691
ATA Holdings Corp./1/                           715         2,681
Discovery Partners
  International Inc./1/                         963         2,648
Med-Design Corp. (The)/1/                       839         2,634
Omnicell Inc./1/                                795         2,631
EarthShell Corp./1/                           5,328         2,611
RITA Medical Systems Inc./1/                    608         2,584
Acacia Research -
  Acacia Technologies/1/                      2,129         2,576
Quovadx Inc./1/                               1,333         2,573
CompX International Inc.                        417         2,494
Alaska Communications Systems Group
  Inc./1/                                     1,233         2,466
Fleming Companies Inc.                        4,911         2,455
DocuCorp International Inc./1/                  744         2,448
Revlon Inc. Class A/1/                          874         2,412
ProxyMed Inc./1/                                320         2,400
Inforte Corp./1/                                406         2,399
Rigel Pharmaceuticals Inc./1/                 3,242         2,399
UbiquiTel Inc./1/                             6,307         2,397
NIC Inc./1/                                   1,368         2,394
Lifecore Biomedical Inc./1/                     657         2,378
Tellium Inc./1/                               4,469         2,369
Novadigm Inc./1/                              1,272         2,353
Seminis Inc. Class A/1/                         812         2,347
IMPCO Technologies Inc./1/                    1,162         2,336
Ceres Group Inc./1/                           1,395         2,302
Synaptics Inc./1/                               306         2,295
Foamex International Inc./1/                  2,034         2,278
Johnson Outdoors Inc. Class A/1/                256         2,278
Paradyne Networks Inc./1/                     1,748         2,272
MedCath Corp./1/                                438         2,260
Tripos Inc./1/                                  446         2,252
Omega Healthcare Investors Inc./1/              964         2,217
Endocardial Solutions Inc./1/                   799         2,213
Electroglas Inc./1/                           2,502         2,202
Acacia Research - CombiMatrix/1/              1,170         2,200
Infogrames Inc./1/                            1,226         2,182
Tropical Sportswear
  International Corp./1/                        474         2,157
Inrange Technologies Corp./1/                 1,168         2,137
DHB Industries Inc./1/                          962         2,136
US Unwired Inc./1/                            7,111         2,133
Centennial Communications Corp./1/            1,164         2,107
Midwest Express Holdings Inc./1/              1,618         2,087
Gaiam Inc./1/                                   379         2,035
Nassda Corp./1/                                 306         2,020
Bio-Reference Laboratories Inc./1/              476         1,994
Private Media Group Inc./1/                   1,662         1,961
Handspring Inc./1/                            3,147         1,951
Overstock.com Inc./1/                           200         1,950
Viewpoint Corp./1/                            4,217         1,940
Stratos Lightwave Inc./1/                       596         1,860
Read-Rite Corp./1/                            2,753         1,789
DJ Orthopedics Inc./1/                          456         1,783
Culp Inc./1/                                    392         1,748
Bridgeford Food Corp.                           200         1,746
NaPro BioTherapeutics Inc./1/                 2,572         1,672
Liquidmetal Technologies/1/                     306         1,659
Atlas Air Worldwide Holdings Inc./1/          2,038         1,630
Sonic Innovations Inc./1/                       667         1,601
BriteSmile Inc./1/                              133         1,527
Mossimo Inc./1/                                 306         1,475
Bush Industries Inc. Class A                    896         1,460
AXT Inc./1/                                   2,156         1,445
Pegasystems Inc./1/                             356         1,420
Penton Media Inc./1/                          2,569         1,413
Next Level Communications Inc./1/             1,172         1,383
Optical Communication Products Inc./1/        1,392         1,350
Advanced Power Technology Inc./1/               401         1,227
dELiA*s Corp. Class A/1/                      3,437         1,203
ClearOne Communications Inc./1,2/               845         1,200
Columbus McKinnon Corp./1/                      744         1,198
SimpleTech Inc./1/                              456         1,140

44                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 INDEX FUND
March 31, 2003


Security                                     Shares         Value
-----------------------------------------------------------------
Protection One Inc./1/                          712  $      1,132
Aurora Foods Inc./1/                          2,858         1,086
MedSource Technologies Inc./1/                  559         1,012
Therma-Wave Inc./1/                           2,093           942
Penn Traffic Company (The)/1/                   756           937
Hall Kinion & Associates Inc./1/                612           906
Suntron Corp./1/                                256           819
Bruker AXS Inc./1/                              556           745
DDi Corp./1/                                  4,952           743
MCSi Inc./1/                                  2,180           741
AirGate PCS Inc./1/                           2,616           654
Ascent Media Group Inc. Class A/1/              500           580
Women First HealthCare Inc./1/                1,085           543
Cross Media Marketing Corp./1/                1,177           412
Deltagen Inc./1/                              1,357           366
SONICblue Inc./1/                            10,769           302
FAO Inc./1/                                   1,191           250
TOTAL COMMON STOCKS
  (Cost: $1,319,180,391)                              983,953,101

SHORT TERM INSTRUMENTS - 0.10%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      893,713       893,713
BlackRock Temp Cash Money Market Fund       118,965       118,965
Goldman Sachs Financial Square Prime
  Obligation Fund                               648           648
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,013,326)                                    1,013,326

TOTAL INVESTMENTS IN
  SECURITIES - 99.98%
  (Cost $1,320,193,717)                               984,966,427
Other Assets, Less Liabilities - 0.02%                    174,019
                                                     ------------
NET ASSETS - 100.00%                                 $985,140,446
                                                     ============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

Schedules of Investments                                                      45

Schedule of Investments

iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS - 99.90%
General Electric Co.                       127,666  $ 3,255,483
Microsoft Corp.                            114,967    2,783,351
Pfizer Inc.                                 80,154    2,497,599
Johnson & Johnson                           38,651    2,236,733
Wal-Mart Stores Inc.                        34,968    1,819,385
Intel Corp.                                 85,832    1,397,345
Cisco Systems Inc./1/                       93,934    1,219,263
Merck & Co. Inc.                            16,840      922,495
PepsiCo Inc.                                22,703      908,120
Coca-Cola Co. (The)                         22,174      897,604
Procter & Gamble Co.                         9,896      881,239
Amgen Inc./1/                               15,171      873,091
Fannie Mae                                  12,787      835,630
International Business Machines Corp.       10,178      798,261
Dell Computer Corp./1/                      29,033      792,891
Abbott Laboratories                         20,042      753,780
Home Depot Inc.                             30,180      735,185
Pharmacia Corp.                             16,607      719,083
Medtronic Inc.                              15,592      703,511
Wyeth                                       17,034      644,226
American International Group Inc.           12,929      639,339
Lilly (Eli) and Co.                         11,107      634,765
Oracle Corp./1/                             52,902      573,934
Altria Group Inc.                           16,784      502,849
3M Co.                                       3,610      469,408
Freddie Mac                                  8,287      440,040
Citigroup Inc.                              12,272      422,770
Lowe's Companies Inc.                        9,979      407,343
Walgreen Co.                                13,113      386,571
Texas Instruments Inc.                      22,223      363,791
First Data Corp.                             9,826      363,660
QUALCOMM Inc.                                9,887      356,525
Anheuser-Busch Companies Inc.                7,510      350,041
Target Corp.                                11,645      340,733
Colgate-Palmolive Co.                        6,209      338,018
Cardinal Health Inc.                         5,889      335,496
Fifth Third Bancorp                          6,552      328,517
UnitedHealth Group Inc.                      3,488      319,745
American Express Co.                         9,457      314,256
Viacom Inc. Class B/1/                       8,032      293,329
United Parcel Service Inc. Class B           5,005      285,285
Marsh & McLennan Companies Inc.              6,650      283,490
AOL Time Warner Inc./1/                     25,894      281,209
Applied Materials Inc./1/                   21,077      265,149
HCA Inc.                                     6,328      261,726
Gillette Co. (The)                           8,014      247,953
Automatic Data Processing Inc.               7,969      245,366
Forest Laboratories Inc./1/                  4,109      221,763
Sysco Corp.                                  8,519      216,723
Kohls Corp./1/                               3,738      211,496
SLM Corp.                                    1,887      209,306
MBNA Corp.                                  13,612      204,861
Bristol-Myers Squibb Co.                     9,233      195,093
Boston Scientific Corp./1/                   4,054      165,241
Boeing Co. (The)                             6,550      164,143
eBay Inc./1/                                 1,912      163,074
Motorola Inc.                               19,191      158,518
Harley-Davidson Inc.                         3,885      154,273
General Mills Inc.                           3,352      152,684
Kimberly-Clark Corp.                         3,358      152,655
Maxim Integrated Products Inc.               4,150      149,898
Baxter International Inc.                    7,729      144,069
WellPoint Health Networks Inc./1/            1,869      143,446
Guidant Corp./1/                             3,929      142,230
Schering-Plough Corp.                        7,531      134,278
Omnicom Group Inc.                           2,401      130,062
Bed Bath & Beyond Inc./1/                    3,751      129,560
United Technologies Corp.                    2,234      129,081
Analog Devices Inc./1/                       4,692      129,030
Starbucks Corp./1/                           4,966      127,924
Linear Technology Corp.                      4,076      125,826
TJX Companies Inc.                           6,931      121,986
Baker Hughes Inc.                            4,054      121,336
Zimmer Holdings Inc./1/                      2,481      120,651
Yahoo! Inc./1/                               5,007      120,268
Stryker Corp.                                1,720      118,078
McGraw-Hill Companies Inc. (The)             2,110      117,295
Allergan Inc.                                1,718      117,185
EMC Corp./1/                                16,004      115,709
Paychex Inc.                                 4,209      115,621
Mattel Inc.                                  5,127      115,358
Nextel Communications Inc. Class A/1/        8,595      115,087
Gap Inc. (The)                               7,915      114,688

46                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Clear Channel Communications Inc./1/         3,353  $   113,734
Lexmark International Inc./1/                1,657      110,936
Staples Inc./1/                              6,005      110,072
St. Jude Medical Inc./1/                     2,250      109,688
MedImmune Inc./1/                            3,223      105,811
Biomet Inc.                                  3,445      105,589
Tenet Healthcare Corp./1/                    6,278      104,843
Kroger Co./1/                                7,842      103,122
AFLAC Inc.                                   3,214      103,009
Newmont Mining Corp.                         3,929      102,743
Schwab (Charles) Corp. (The)                14,000      101,080
Xilinx Inc./1/                               4,297      100,593
Block (H & R) Inc.                           2,351      100,364
Anthem Inc./1/                               1,475       97,719
AT&T Wireless Services Inc./1/              14,398       95,027
Adobe Systems Inc.                           3,060       94,340
Danaher Corp.                                1,433       94,234
Sara Lee Corp.                               5,023       93,930
Gilead Sciences Inc./1/                      2,202       92,462
Electronic Data Systems Corp.                5,191       91,362
Electronic Arts Inc./1/                      1,549       90,833
Intuit Inc./1/                               2,436       90,619
Genentech Inc./1/                            2,577       90,221
EchoStar Communications Corp./1/             3,118       90,048
State Street Corp.                           2,830       89,513
Costco Wholesale Corp./1/                    2,972       89,249
International Game Technology Inc./1/        1,086       88,943
Best Buy Co. Inc./1/                         3,291       88,758
Wells Fargo & Company                        1,951       87,775
KLA-Tencor Corp./1/                          2,439       87,663
Progressive Corp. (The)                      1,453       86,177
Ecolab Inc.                                  1,644       81,099
Capital One Financial Corp.                  2,668       80,067
Veritas Software Corp./1/                    4,519       79,444
Wrigley (William Jr.) Co.                    1,406       79,439
Illinois Tool Works Inc.                     1,355       78,793
Genzyme Corp. - General Division/1/          2,155       78,550
Moody's Corp.                                1,672       77,297
SunGard Data Systems Inc./1/                 3,615       77,000
Fiserv Inc./1/                               2,443       76,906
Apollo Group Inc. Class A/1/                 1,518       75,748
Yum! Brands Inc./1/                          3,032       73,769
McKesson Corp.                               2,944       73,394
Symantec Corp./1/                            1,844       72,248
General Motors Corp. Class H/1/              6,430       72,016
Southwest Airlines Co.                       4,961       71,240
BJ Services Co./1/                           2,002       68,849
Synovus Financial Corp.                      3,804       68,054
Altera Corp./1/                              4,953       67,064
Anadarko Petroleum Corp.                     1,473       67,021
Bank of New York Co. Inc. (The)              3,254       66,707
Sun Microsystems Inc./1/                    20,228       65,943
Mylan Laboratories Inc.                      2,263       65,061
Heinz (H.J.) Co.                             2,192       64,006
Amazon.com Inc./1/                           2,436       63,409
Family Dollar Stores Inc.                    2,042       63,057
USA Interactive/1/                           2,306       61,778
Concord EFS Inc./1/                          6,565       61,711
Quest Diagnostics Inc./1/                    1,007       60,108
Pitney Bowes Inc.                            1,868       59,627
Health Management Associates Inc. Class
  A                                          3,117       59,223
Mellon Financial Corp.                       2,739       58,231
Halliburton Co.                              2,792       57,878
AmerisourceBergen Corp.                      1,094       57,435
Biogen Inc./1/                               1,916       57,403
Caremark Rx Inc./1/                          3,140       56,991
Affiliated Computer Services Inc.
  Class A/1/                                 1,239       54,838
AutoZone Inc./1/                               797       54,762
Laboratory Corp. of America Holdings/1/      1,829       54,230
PeopleSoft Inc./1/                           3,531       54,024
Avery Dennison Corp.                           909       53,331
Masco Corp.                                  2,852       53,104
Coca-Cola Enterprises Inc.                   2,805       52,425
New York Times Co. Class A                   1,191       51,392
IMS Health Inc.                              3,263       50,935
Microchip Technology Inc.                    2,555       50,845
Kellogg Co.                                  1,634       50,082
Cintas Corp.                                 1,518       49,942
RadioShack Corp.                             2,230       49,707
Harrah's Entertainment Inc./1/               1,389       49,587
IDEC Pharmaceuticals Corp./1/                1,439       49,529
Lockheed Martin Corp.                        1,041       49,500

Schedules of Investments                                                      47
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Univision Communications Inc.
  Class A/1/                                 1,954  $    47,893
Comcast Corp. Class A/1/                     1,675       47,888
BEA Systems Inc./1/                          4,627       47,149
Varian Medical Systems Inc./1/                 874       47,135
Novellus Systems Inc./1/                     1,717       46,823
Clorox Co.                                     995       45,939
American Standard Companies Inc./1/            665       45,732
Smith International Inc./1/                  1,290       45,447
Interpublic Group of Companies Inc.          4,886       45,440
Express Scripts Inc./1/                        805       44,822
Chiron Corp./1/                              1,195       44,812
Dollar General Corp.                         3,636       44,396
Safeway Inc./1/                              2,296       43,463
Coach Inc./1/                                1,128       43,236
Expeditors International
  Washington Inc.                            1,202       43,212
Network Appliance Inc./1/                    3,796       42,477
Lincare Holdings Inc./1/                     1,368       41,984
Marriott International Inc. Class A          1,316       41,862
QLogic Corp./1/                              1,124       41,745
DST Systems Inc./1/                          1,526       41,507
Synopsys Inc./1/                               961       40,900
Applera Corp. - Applied
  Biosystems Group                           2,557       40,477
Pepsi Bottling Group Inc.                    2,244       40,235
Siebel Systems Inc./1/                       4,991       39,978
Sprint Corp. (PCS Group)/1/                  9,166       39,964
ENSCO International Inc.                     1,563       39,872
Darden Restaurants Inc.                      2,218       39,591
Sealed Air Corp./1/                            968       38,846
King Pharmaceuticals Inc./1/                 3,200       38,176
Northern Trust Corp.                         1,234       37,575
Whole Foods Market Inc./1/                     675       37,557
Agilent Technologies Inc./1/                 2,846       37,425
Hershey Foods Corp.                            594       37,220
Ross Stores Inc.                             1,028       37,162
Corning Inc./1/                              6,297       36,774
ChoicePoint Inc./1/                          1,084       36,748
Tiffany & Co.                                1,430       35,750
L-3 Communications Holdings Inc./1/            880       35,350
Brinker International Inc./1/                1,154       35,197
Nike Inc. Class B                              682       35,068
Equifax Inc.                                 1,715       34,283
Oxford Health Plans Inc./1/                  1,123       34,094
Cadence Design Systems Inc./1/               3,401       34,010
Brown-Forman Corp. Class B                     442       33,990
Black & Decker Corp.                           969       33,779
Deluxe Corp.                                   828       33,228
Waters Corp./1/                              1,565       33,115
National Semiconductor Corp./1/              1,924       32,785
Abercrombie & Fitch Co. Class A/1/           1,086       32,613
Kinder Morgan Inc.                             712       32,040
Ocean Energy Inc.                            1,597       31,940
Murphy Oil Corp.                               722       31,891
Jabil Circuit Inc./1/                        1,807       31,622
Mohawk Industries Inc./1/                      650       31,161
Alcoa Inc.                                   1,600       31,008
DENTSPLY International Inc.                    887       30,859
CDW Computer Centers Inc./1/                   755       30,804
Molex Inc.                                   1,431       30,738
General Dynamics Corp.                         555       30,564
Waste Management Inc.                        1,439       30,478
First Health Group Corp./1/                  1,198       30,477
Qwest Communications
  International Inc./1/                      8,730       30,468
Barr Laboratories Inc./1/                      534       30,438
Westwood One Inc./1/                           969       30,272
Fair Isaac and Co. Inc.                        592       30,085
UST Inc.                                     1,079       29,780
Juniper Networks Inc./1/                     3,644       29,771
Estee Lauder Companies Inc. Class A            970       29,449
Mercury Interactive Corp./1/                   992       29,443
Sabre Holdings Corp./1/                      1,845       29,354
Dollar Tree Stores Inc./1/                   1,471       29,273
Patterson Dental Co./1/                        637       29,257
Micron Technology Inc./1/                    3,589       29,214
Convergys Corp./1/                           2,207       29,132
Dun & Bradstreet Corp./1/                      760       29,070
Commerce Bancorp Inc.                          729       28,970
Career Education Corp./1/                      569       27,835
CH Robinson Worldwide Inc.                     851       27,828
Network Associates Inc./1/                   1,996       27,565
Patterson-UTI Energy Inc./1/                   849       27,474

48                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
Cooper Cameron Corp./1/                        553  $    27,379
Limited Brands Inc.                          2,126       27,362
Gallagher (Arthur J.) & Co.                  1,109       27,226
AdvancePCS/1/                                  950       26,923
Kraft Foods Inc.                               950       26,790
Starwood Hotels & Resorts
  Worldwide Inc.                             1,122       26,692
Federated Investors Inc. Class B             1,048       26,672
Burlington Resources Inc.                      553       26,384
Scios Inc./1/                                  596       26,260
Robert Half International Inc./1/            1,963       26,128
BMC Software Inc./1/                         1,718       25,925
Universal Health Services Inc. Class
  B/1/                                         634       25,848
Beckman Coulter Inc.                           751       25,557
SEI Investment Co.                             964       25,257
Celgene Corp./1/                               967       25,219
Williams-Sonoma Inc./1/                      1,150       25,070
Scripps (E.W.) Co. Class A                     330       24,994
Citrix Systems Inc./1/                       1,896       24,951
Gentex Corp./1/                                964       24,524
Mid Atlantic Medical Services Inc./1/          601       24,371
Wendy's International Inc.                     881       24,236
IVAX Corp./1/                                1,949       23,875
Cephalon Inc./1/                               594       23,724
TCF Financial Corp.                            591       23,664
Legg Mason Inc.                                474       23,103
BISYS Group Inc. (The)/1/                    1,405       22,930
Allied Capital Corp.                         1,141       22,797
Rent-A-Center Inc./1/                          415       22,705
Level 3 Communications Inc./1/               4,400       22,704
McCormick & Co. Inc.                           930       22,450
NVR Inc./1/                                     68       22,372
JDS Uniphase Corp./1/                        7,790       22,202
Alliant Techsystems Inc./1/                    408       22,036
Steris Corp./1/                                840       21,974
PETsMART Inc./1/                             1,709       21,533
Teradyne Inc./1/                             1,837       21,383
Reynolds & Reynolds Co. (The) Class A          844       21,353
Fastenal Co.                                   754       21,255
Michaels Stores Inc./1/                        844       21,108
NVIDIA Corp.(1)                              1,642       21,100
Cheesecake Factory (The)/1/                    642       20,717
Ceridian Corp./1/                            1,480       20,690
Fox Entertainment Group Inc. Class A/1/        768       20,483
Investors Financial Services Corp.             830       20,210
Certegy Inc./1/                                800       20,160
Eaton Vance Corp.                              754       20,154
Applebee's International Inc.                  715       20,049
Millipore Corp./1/                             611       19,980
Fisher Scientific International Inc./1/        714       19,963
Viad Corp.                                     926       19,853
Iron Mountain Inc./1/                          519       19,852
Amerada Hess Corp.                             445       19,696
Honeywell International Inc.                   920       19,651
Doral Financial Corp.                          550       19,443
Cytyc Corp./1/                               1,475       19,249
Manpower Inc.                                  641       19,153
Brown & Brown Inc.                             611       19,130
Macerich Co. (The)                             603       19,103
Harman International Industries Inc.           326       19,094
Corinthian Colleges Inc./1/                    481       18,999
Neuberger Berman Inc.                          671       18,942
Maytag Corp.                                   994       18,916
Lamar Advertising Co./1/                       641       18,813
Lam Research Corp./1/                        1,635       18,621
Chico's FAS Inc./1/                            931       18,620
Covance Inc./1/                                796       18,404
Jacobs Engineering Group Inc./1/               438       18,400
Stericycle Inc./1/                             481       18,081
Zebra Technologies Corp. Class A/1/            278       17,903
Krispy Kreme Doughnuts Inc./1/                 526       17,810
Entercom Communications Corp./1/               401       17,608
Agere Systems Inc. Class B/1/               11,566       17,349
Ruby Tuesday Inc.                              837       17,075
Cognizant Technology Solutions Corp./1/        253       17,040
Graco Inc.                                     605       17,000
Corporate Executive Board Co. (The)/1/         476       16,955
Catellus Development Corp./1/                  807       16,947
Citizens Communications Co./1/               1,681       16,776
Affymetrix Inc./1/                             641       16,666
Brocade Communications Systems Inc./1/       3,402       16,602
Dreyer's Grand Ice Cream Inc.                  239       16,567
WebMD Corp./1/                               1,816       16,380

Schedules of Investments                                                      49
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Becton, Dickinson & Co.                        475  $    16,359
Chesapeake Energy Corp.                      2,075       16,309
Waddell & Reed Financial Inc. Class A          928       16,305
Millennium Pharmaceuticals Inc./1/           2,047       16,089
Pharmaceutical Product
  Development Inc./1/                          599       16,084
Omnicare Inc.                                  591       16,081
InterDigital Communications Corp./1/           709       16,047
Emulex Corp./1/                                835       15,990
UTStarcom Inc./1/                              799       15,972
Solectron Corp./1/                           5,274       15,927
Broadcom Corp. Class A/1/                    1,286       15,882
Freeport-McMoRan Copper & Gold Inc./1/         931       15,874
GTECH Holdings Corp./1/                        481       15,709
Herman Miller Inc.                             969       15,601
North Fork Bancorp Inc.                        524       15,432
ITT Educational Services Inc./1/               551       15,428
Intersil Corp. Class A/1/                      991       15,420
Federal Realty Investment Trust                506       15,367
DaVita Inc./1/                                 733       15,195
Neurocrine Biosciences Inc./1/                 361       15,083
FTI Consulting Inc./1/                         324       14,975
Renal Care Group Inc./1/                       480       14,966
Henry Schein Inc./1/                           331       14,928
Respironics Inc./1/                            434       14,917
Weight Watchers International Inc./1/          320       14,736
SICOR Inc./1/                                  875       14,613
Medicis Pharmaceutical Corp. Class A/1/        262       14,565
Fairchild Semiconductor International
  Inc. Class A/1/                            1,392       14,560
Sanmina-SCI Corp./1/                         3,604       14,560
National-Oilwell Inc./1/                       650       14,554
Leggett & Platt Inc.                           791       14,459
Charles River Laboratories International
  Inc./1/                                      565       14,419
Polaris Industries Inc.                        290       14,419
Edwards Lifesciences Corp./1/                  525       14,385
Rambus Inc./1/                               1,083       14,306
Chelsea Property Group Inc.                    383       14,267
Dow Jones & Co. Inc.                           402       14,247
AMETEK Inc.                                    430       14,194
IDEXX Laboratories Inc./1/                     405       14,163
Edwards (J.D.) & Co./1/                      1,280       14,106
Outback Steakhouse Inc.                        398       14,081
International Rectifier Corp./1/               712       14,005
Noble Energy Inc.                              407       13,956
Watson Pharmaceuticals Inc./1/                 480       13,810
BearingPoint Inc./1/                         2,156       13,734
Tellabs Inc./1/                              2,368       13,711
SPX Corp./1/                                   398       13,596
Grant Prideco Inc./1/                        1,127       13,592
Wiley (John) & Sons Inc. Class A               599       13,585
DeVry Inc./1/                                  727       13,573
Comverse Technology Inc./1/                  1,200       13,572
Rowan Companies Inc.                           689       13,546
Accredo Health Inc./1/                         555       13,508
Key Energy Services Inc./1/                  1,336       13,467
Stanley Works (The)                            561       13,458
Global Payments Inc.                           440       13,429
New York Community Bancorp Inc.                449       13,380
Mettler Toledo International Inc./1/           449       13,376
99 Cents Only Stores/1/                        524       13,362
Pacific Capital Bancorp                        443       13,131
United Bancshares Inc.                         472       13,074
Integrated Circuit Systems Inc./1/             602       13,063
Triad Hospitals Inc./1/                        484       13,020
Hilb, Rogal & Hamilton Co.                     416       12,996
National Instruments Corp./1/                  368       12,979
CarMax Inc./1/                                 882       12,851
Newfield Exploration Co./1/                    379       12,844
LifePoint Hospitals Inc./1/                    511       12,831
Western Digital Corp./1/                     1,410       12,775
International Flavors & Fragrances Inc.        410       12,747
Expedia Inc./1/                                246       12,708
Symbol Technologies Inc.                     1,475       12,700
RF Micro Devices Inc./1/                     2,106       12,697
PMC-Sierra Inc./1/                           2,127       12,656
Education Management Corp./1/                  317       12,607
ResMed Inc./1/                                 394       12,600
Pixar Inc./1/                                  232       12,547
Performance Food Group Co./1/                  409       12,540
VeriSign Inc./1/                             1,430       12,498
CIENA Corp./1/                               2,848       12,446

50                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Dial Corp. (The)                               636  $    12,338
Washington Real Estate Investment Trust        475       12,336
Apria Healthcare Group Inc./1/                 522       12,194
Acxiom Corp./1/                                716       12,050
CACI International Inc. Class A/1/             361       12,043
T. Rowe Price Group Inc.                       443       12,014
Cabot Microelectronics Corp./1/                286       11,975
Semtech Corp./1/                               790       11,969
Pacific Sunwear of California Inc./1/          588       11,966
Sonic Corp./1/                                 470       11,966
Donaldson Co. Inc.                             326       11,925
O'Reilly Automotive Inc./1/                    439       11,897
Ameritrade Holding Corp./1/                  2,369       11,750
Cooper Companies Inc.                          392       11,721
Cerner Corp./1/                                358       11,592
First Bancorp                                  428       11,547
UCBH Holdings Inc.                             262       11,523
Varco International Inc./1/                    629       11,517
CLARCOR Inc.                                   318       11,512
Unit Corp./1/                                  565       11,464
Take-Two Interactive Software Inc./1/          508       11,354
Harris Corp.                                   408       11,330
Airgas Inc./1/                                 611       11,310
Allied Waste Industries Inc./1/              1,406       11,234
Avocent Corp./1/                               476       11,110
International Bancshares Corp.                 286       11,100
Landstar System Inc./1/                        191       10,983
Evergreen Resources Inc./1/                    241       10,920
TECHNE Corp./1/                                528       10,914
Harte-Hanks Inc.                               570       10,887
Olin Corp.                                     598       10,866
Amylin Pharmaceuticals Inc./1/                 670       10,854
LSI Logic Corp./1/                           2,353       10,636
Waste Connections Inc./1/                      308       10,626
Roper Industries Inc.                          368       10,617
Intergraph Corp./1/                            606       10,508
Diagnostic Products Corp.                      280       10,458
Hyperion Solutions Corp./1/                    430       10,427
Thermo Electron Corp./1/                       573       10,371
Invacare Corp.                                 329       10,360
BJ's Wholesale Club Inc./1/                    915       10,339
Cymer Inc./1/                                  437       10,335
Patina Oil & Gas Corp.                         313       10,298
Varian Inc./1/                                 358       10,260
Activision Inc./1/                             709       10,245
Del Monte Foods Co./1/                       1,369       10,213
Tidewater Inc.                                 354       10,167
Shurgard Storage Centers Inc. Class A          327       10,153
Hispanic Broadcasting Corp./1/                 491       10,144
Manor Care Inc./1/                             525       10,096
Timberland Co. Class A/1/                      240       10,034
Alliance Data Systems Corp./1/                 590       10,030
Apogent Technologies Inc./1/                   686       10,002
Pharmaceutical Resources Inc./1/               235        9,983
Alexandria Real Estate Equities Inc.           237        9,966
Chittenden Corp.                               380        9,944
Amphenol Corp. Class A/1/                      244        9,943
Essex Property Trust Inc.                      190        9,927
NBTY Inc./1/                                   520        9,859
Hilton Hotels Corp.                            848        9,845
Overture Services Inc./1/                      646        9,800
Regis Corp.                                    392        9,765
Computer Associates International Inc.         712        9,726
Affiliated Managers Group Inc./1/              233        9,686
Staten Island Bancorp Inc.                     649        9,683
Pride International Inc./1/                    714        9,632
Community Health Systems Inc./1/               468        9,589
St. Joe Company (The)                          352        9,574
Andrx Group/1/                                 807        9,531
Mills Corp.                                    305        9,516
Tootsie Roll Industries Inc.                   332        9,462
Perrigo Co.                                    792        9,409
Hot Topic Inc./1/                              401        9,347
Brookline Bancorp Inc.                         746        9,340
Henry (Jack) & Associates Inc.                 875        9,266
Cognex Corp./1/                                435        9,209
Quintiles Transnational Corp./1/               757        9,205
Flir Systems Inc./1/                           194        9,198
BlackRock Inc./1/                              211        9,187
Catalina Marketing Corp./1/                    477        9,173
Big Lots Inc./1/                               808        9,090
CheckFree Corp./1/                             401        9,014
Maverick Tube Corp./1/                         483        8,984

Schedules of Investments                                                      51
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Foundry Networks Inc./1/                     1,113  $     8,949
ARAMARK Corp. Class B/1/                       390        8,931
Invitrogen Corp./1/                            291        8,913
TrustCo Bank Corp. NY                          925        8,908
Linens 'N Things Inc./1/                       438        8,900
CEC Entertainment Inc./1/                      327        8,898
American Eagle Outfitters Inc./1/              610        8,857
Investment Technology Group Inc./1/            634        8,857
Constellation Brands Inc./1/                   390        8,853
FactSet Research Systems Inc.                  272        8,826
Cree Inc./1/                                   473        8,760
Sepracor Inc./1/                               647        8,760
Panera Bread Co. Class A/1/                    287        8,751
Ball Corp.                                     157        8,745
Getty Images Inc./1/                           318        8,732
Providian Financial Corp./1/                 1,328        8,712
Advance Auto Parts Inc./1/                     188        8,695
Kronos Inc./1/                                 248        8,692
Grey Wolf Inc./1/                            2,205        8,688
ADC Telecommunications Inc./1/               4,196        8,644
Perot Systems Corp. Class A/1/                 841        8,629
Documentum Inc./1/                             657        8,620
DoubleClick Inc./1/                          1,108        8,609
Diamond Offshore Drilling Inc.                 443        8,599
Silicon Laboratories Inc./1/                   328        8,577
CAL Dive International Inc./1/                 475        8,555
Mentor Corp.                                   496        8,487
Advanced Micro Devices Inc./1/               1,365        8,436
Smucker (J.M.) Co. (The)                       241        8,428
Advanced Fibre Communications Inc./1/          556        8,418
Baldor Electric Co.                            392        8,389
Church & Dwight Co. Inc.                       276        8,379
Cypress Semiconductor Corp./1/               1,203        8,301
Priority Healthcare Corp. Class B/1/           311        8,288
University of Phoenix Online/1/                193        8,231
Matthews International Corp. Class A           355        8,222
Otter Tail Corp.                               317        8,210
Valspar Corp. (The)                            199        8,145
Varian Semiconductor Equipment
  Associates Inc./1/                           396        8,055
Furniture Brands International Inc./1/         411        8,039
S&T Bancorp Inc.                               312        7,978
CVB Financial Corp.                            411        7,965
AGCO Corp./1/                                  489        7,873
Pinnacle Systems Inc./1/                       751        7,818
Polycom Inc./1/                                967        7,813
Arbitron Inc./1/                               244        7,735
Cathay Bancorp Inc.                            198        7,730
Fred's Inc.                                    277        7,714
AES Corp. (The)/1/                           2,128        7,703
Computer Sciences Corp./1/                     236        7,682
Coventry Health Care Inc./1/                   233        7,666
Wilson Greatbatch Technologies Inc./1/         272        7,613
Trimeris Inc./1/                               184        7,577
P.F. Chang's China Bistro Inc./1/              204        7,548
Mercury Computer Systems Inc./1/               277        7,534
Mentor Graphics Corp./1/                       840        7,510
Total System Services Inc.                     479        7,501
Bio-Rad Laboratories Inc. Class A/1/           209        7,472
Talbots Inc. (The)                             289        7,439
Micrel Inc./1/                                 802        7,394
Sigma-Aldrich Corp.                            165        7,341
TMP Worldwide Inc./1/                          684        7,339
Flowserve Corp./1/                             629        7,328
Price Communications Corp./1/                  611        7,308
Jeffries Group Inc.                            203        7,298
Oshkosh Truck Corp.                            117        7,289
Lincoln Electric Holding Inc.                  403        7,278
Foot Locker Inc.                               679        7,265
Too Inc./1/                                    437        7,259
Skyworks Solutions Inc./1/                   1,163        7,245
Progress Software Corp./1/                     402        7,216
SanDisk Corp./1/                               429        7,216
Medicines Co. (The)/1/                         387        7,214
Macromedia Inc./1/                             597        7,212
Sybase Inc./1/                                 556        7,200
Alliance Gaming Corp./1/                       477        7,155
E*TRADE Group Inc./1/                        1,690        7,115
American Italian Pasta Co. Class A/1/          164        7,093
Swift Transportation Co. Inc./1/               443        7,088
Kroll Inc./1/                                  331        7,087
UGI Corp.                                      155        7,084
Albany International Corp. Class A             309        7,079
SCP Pool Corp./1/                              238        7,071

52                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Borland Software Corp./1/                      766  $     7,047
Martek Biosciences Corp./1/                    247        7,044
Plantronics Inc./1/                            482        7,042
DRS Technologies Inc./1/                       281        7,028
Quiksilver Inc./1/                             229        7,012
Penn National Gaming Inc./1/                   391        6,940
Red Hat Inc./1/                              1,273        6,912
McDATA Corp. Class A/1/                        801        6,881
InterMune Inc./1/                              320        6,864
Hotels.com Class A/1/                          119        6,863
ATMI Inc./1/                                   353        6,799
AmSurg Corp./1/                                269        6,779
International Speedway Corp. Class A           169        6,770
ADVO Inc./1/                                   205        6,765
Health Net Inc./1/                             251        6,719
Hovnanian Enterprises Inc. Class A/1/          194        6,703
ImClone Systems Inc./1/                        404        6,698
Power Integrations Inc./1/                     323        6,696
THQ Inc./1/                                    511        6,684
Rare Hospitality International Inc./1/         240        6,682
Brady Corp. Class A                            236        6,674
Connetics Corp./1/                             397        6,650
Carlisle Companies Inc.                        164        6,640
National Penn Bancshares Inc.                  243        6,573
Human Genome Sciences Inc./1/                  768        6,566
Rollins Inc.                                   285        6,564
BioMarin Pharmaceutical Inc./1/                578        6,560
Engineered Support Systems Inc.                167        6,538
Copart Inc./1/                                 851        6,536
VISX Inc./1/                                   611        6,477
Radio One Inc. Class D/1/                      488        6,461
Cost Plus Inc./1/                              245        6,448
Dime Community Bancshares                      282        6,438
Alkermes Inc./1/                               708        6,422
Compuware Corp./1/                           1,890        6,407
Unisys Corp./1/                                688        6,371
Simpson Manufacturing Co. Inc./1/              187        6,321
Enzon Pharmaceuticals Inc./1/                  555        6,299
ABM Industries Inc.                            479        6,294
Pier 1 Imports Inc.                            396        6,281
Applied Micro Circuits Corp./1/              1,925        6,275
Titan Corp. (The)/1/                           839        6,251
Ethan Allen Interiors Inc.                     211        6,210
Pediatrix Medical Group Inc./1/                247        6,210
Strayer Education Inc.                         113        6,204
Avid Technology Inc./1/                        279        6,177
Grey Global Group Inc.                          10        6,170
Nuveen Investments Inc. Class A                276        6,169
United Natural Foods Inc./1/                   241        6,146
Autodesk Inc.                                  400        6,104
Knight Transportation Inc./1/                  310        6,104
Glimcher Realty Trust                          313        6,010
Southwest Bancorp of Texas Inc./1/             200        6,006
Rogers Corp./1/                                202        6,003
Pioneer Natural Resources Co./1/               239        5,999
NPS Pharmaceuticals Inc./1/                    388        5,998
BARRA Inc./1/                                  202        5,997
Cyberonics Inc./1/                             280        5,989
Vicuron Pharmaceuticals Inc./1/                552        5,978
Yankee Candle Co. Inc. (The)/1/                351        5,978
Anchor BanCorp Wisconsin Inc.                  272        5,970
Atmel Corp./1/                               3,729        5,966
Mediacom Communications Corp./1/               674        5,931
Hollywood Entertainment Corp./1/               369        5,919
Airtran Holdings Inc./1/                       879        5,916
Axcelis Technologies Inc./1/                 1,250        5,912
Harleysville National Corp.                    243        5,912
Ryan's Family Steak Houses Inc./1/             562        5,902
Biosite Inc./1/                                153        5,877
Entegris Inc./1/                               590        5,876
Columbia Sportswear Co./1/                     158        5,873
Lone Star Technologies Inc./1/                 278        5,871
CSG Systems International Inc./1/              677        5,870
East West Bancorp Inc.                         190        5,861
Macrovision Corp./1/                           487        5,839
Superior Industries International Inc.         160        5,829
Provident Financial Group Inc.                 273        5,796
Cox Radio Inc. Class A/1/                      280        5,785
Legato Systems Inc./1/                       1,126        5,776
ITT Industries Inc.                            108        5,768
Commonwealth Telephone
  Enterprises Inc./1/                          148        5,745
Southwestern Energy Co./1/                     438        5,738
Extreme Networks Inc./1/                     1,321        5,720

Schedules of Investments                                                      53
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Black Box Corp.                                192  $     5,689
Delta & Pine Land Co.                          251        5,675
IGEN International Inc./1/                     160        5,662
Frontier Oil Corp.                             330        5,643
Donnelley (R.H.) Corp./1/                      189        5,610
INAMED Corp./1/                                156        5,580
Gemstar-TV Guide International Inc./1/       1,515        5,559
Marvel Enterprises Inc./1/                     401        5,542
Arch Coal Inc.                                 290        5,513
MEMC Electronics Materials Inc./1/             490        5,513
Odyssey Healthcare Inc./1/                     231        5,491
Spinnaker Exploration Co./1/                   281        5,457
Christopher & Banks Corp./1/                   308        5,452
Integra LifeSciences Holdings Corp./1/         237        5,451
Integrated Device Technology Inc./1/           685        5,439
Fluor Corp.                                    161        5,422
Superior Energy Services Inc./1/               632        5,404
Cray Inc./1/                                   814        5,389
Province Healthcare Co./1/                     608        5,381
Rouse Co. (The)                                155        5,355
Scholastic Corp./1/                            199        5,353
Chateau Communities Inc.                       283        5,335
Dionex Corp./1/                                161        5,318
Sonus Networks Inc./1/                       2,362        5,315
KV Pharmaceuticals Co./1/                      293        5,303
Endo Pharmaceuticals Holdings Inc./1/          391        5,275
Station Casinos Inc./1/                        249        5,256
Exar Corp./1/                                  411        5,224
Tekelec/1/                                     600        5,208
Headwaters Inc./1/                             370        5,198
Hecla Mining Co./1/                          1,580        5,198
Ariba Inc./1/                                1,843        5,197
Sotheby's Holdings Inc. Class A/1/             566        5,196
Community First Bankshares Inc.                203        5,187
Sylvan Learning Systems Inc./1/                326        5,177
New Century Financial Corp.                    166        5,176
IHOP Corp./1/                                  229        5,162
SurModics Inc./1/                              167        5,162
Telik Inc./1/                                  383        5,148
Keane Inc./1/                                  628        5,137
Haemonetics Corp./1/                           235        5,135
Resources Connection Inc./1/                   241        5,128
Tupperware Corp.                               370        5,113
OmniVision Technologies Inc./1/                246        5,097
PerkinElmer Inc.                               571        5,076
Digital Insight Corp./1/                       363        5,064
Hudson United Bancorp                          164        5,051
WD-40 Co.                                      203        5,034
Micromuse Inc./1/                              966        5,023
Frontier Financial Corp.                       203        5,004
Cimarex Energy Co./1/                          257        4,999
Storage Technology Corp./1/                    247        4,994
FEI Co./1/                                     312        4,980
W Holding Co. Inc.                             271        4,976
Argosy Gaming Co./1/                           249        4,975
Thor Industries Inc.                           198        4,956
Chiquita Brands International Inc./1/          450        4,936
Harland (John H.) Co.                          203        4,935
Advanced Neuromodulation
  Systems Inc./1/                              115        4,933
W-H Energy Services Inc./1/                    288        4,931
Toro Co.                                        70        4,904
Pennsylvania Real Estate
  Investment Trust                             171        4,899
AmeriCredit Corp./1/                         1,477        4,874
Identix Inc./1/                              1,082        4,869
Plexus Corp./1/                                531        4,859
Nautilus Group Inc. (The)                      340        4,848
Libbey Inc.                                    197        4,846
MICROS Systems Inc./1/                         206        4,843
Informatica Corp./1/                           748        4,825
Manufactured Home Communities Inc.             163        4,825
American Tower Corp. Class A/1/                868        4,791
Tech Data Corp./1/                             200        4,788
Suffolk Bancorp                                155        4,779
NDCHealth Corp.                                284        4,763
Newell Rubbermaid Inc.                         168        4,763
Trimble Navigation Ltd./1/                     251        4,754
United Community Banks Inc.                    206        4,748
D.R. Horton Inc.                               246        4,723
Shuffle Master Inc./1/                         234        4,715
Sybron Dental Specialties Inc./1/              270        4,712
Coinstar Inc./1/                               280        4,701
Idex Corp.                                     162        4,698

54                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Genesis Microchip Inc./1/                      376  $     4,692
Actel Corp./1/                                 275        4,691
Cross Country Inc./1/                          407        4,680
ANSYS Inc./1/                                  195        4,670
Gymboree Corp./1/                              310        4,662
Nextel Partners Inc. Class A/1/                925        4,662
Internet Security Systems Inc./1/              469        4,657
Rite Aid Corp./1/                            2,074        4,646
ElkCorp                                        244        4,636
Vishay Intertechnology Inc./1/                 450        4,581
Pogo Producing Co.                             115        4,574
Crown Castle International Corp./1/            831        4,570
Itron Inc./1/                                  273        4,562
Arrow Electronics Inc./1/                      310        4,557
S1 Corp./1/                                    890        4,557
SureWest Communications                        166        4,540
Zoll Medical Corp./1/                          111        4,535
SkyWest Inc.                                   439        4,526
Pacific Northwest Bancorp                      163        4,523
Digital River Inc./1/                          330        4,518
Calpine Corp./1/                             1,365        4,504
CONSOL Energy Inc.                             272        4,496
Umpqua Holdings Corp.                          248        4,486
Kopin Corp./1/                                 889        4,481
Advent Software Inc./1/                        368        4,478
Exult Inc./1/                                  607        4,449
Veeco Instruments Inc./1/                      288        4,447
Ferro Corp.                                    208        4,445
Forest Oil Corp./1/                            198        4,415
United National Bancorp                        187        4,396
Ascential Software Corp./1/                  1,565        4,382
California Pizza Kitchen Inc./1/               190        4,370
AtheroGenics Inc./1/                           466        4,362
Aeroflex Inc./1/                               769        4,353
Symyx Technologies Inc./1/                     290        4,353
Schweitzer-Mauduit International Inc.          193        4,343
Fossil Inc./1/                                 251        4,322
Wintrust Financial Corp.                       151        4,319
webMethods Inc./1/                             472        4,309
Oceaneering International Inc./1/              197        4,304
Westamerica Bancorp                            109        4,304
Rockwell Collins Inc.                          234        4,299
Quest Software Inc./1/                         477        4,293
Manhattan Associates Inc./1/                   244        4,277
CUNO Inc./1/                                   127        4,271
Paxar Corp./1/                                 371        4,248
Teleflex Inc.                                  119        4,248
Winnebago Industries Inc.                      156        4,243
DSP Group Inc./1/                              234        4,242
Oriental Financial Group Inc.                  195        4,212
Action Performance Companies Inc.              199        4,209
Photronics Inc./1/                             354        4,209
Lattice Semiconductor Corp./1/                 558        4,207
FileNET Corp./1/                               398        4,175
Stone Energy Corp./1/                          124        4,164
West Corp./1/                                  234        4,139
MAXIMUS Inc./1/                                195        4,138
Group 1 Automotive Inc./1/                     193        4,130
Jack in the Box Inc./1/                        228        4,129
Black Hills Corp.                              150        4,123
CPB Inc.                                       162        4,123
Blyth Inc.                                     162        4,120
Sun Communities Inc.                           115        4,117
Electro Scientific Industries Inc./1/          326        4,095
Cox Communications Inc. Class A/1/             131        4,075
Landauer Inc.                                  111        4,074
Owens & Minor Inc.                             232        4,072
Albany Molecular Research Inc./1/              272        4,056
Microsemi Corp./1/                             370        4,052
Genta Inc./1/                                  567        4,047
American Power Conversion Corp./1/             284        4,044
Sierra Health Services Inc./1/                 313        4,038
MSC Industrial Direct Co. Inc. Class
  A/1/                                         251        4,013
Cambrex Corp.                                  167        4,011
Parametric Technology Corp./1/               1,845        4,004
Websense Inc./1/                               272        3,990
Western Wireless Corp. Class A/1/              709        3,985
Adolor Corp./1/                                402        3,984
Cohu Inc.                                      272        3,979
RealNetworks Inc./1/                           962        3,973
Glacier Bancorp Inc.                           148        3,960
Papa John's International Inc./1/              158        3,955
Jarden Corp./1/                                151        3,926
MGI Pharma Inc./1/                             311        3,922

Schedules of Investments                                                      55
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
TriQuint Semiconductor Inc./1/               1,390  $     3,920
Federal Signal Corp.                           276        3,919
Heartland Express Inc./1/                      204        3,913
Energizer Holdings Inc./1/                     153        3,900
New England Business Service Inc.              152        3,891
Retek Inc./1/                                  674        3,889
Applera Corp. - Celera
  Genomics Group/1/                            451        3,888
Texas Regional Bancshares Inc. Class A         129        3,885
CARBO Ceramics Inc.                            118        3,876
Georgia Gulf Corp.                             192        3,865
Global Industries Ltd./1/                      829        3,863
Banta Corp.                                    131        3,862
Watson Wyatt & Co. Holdings/1/                 192        3,859
Town & Country Trust (The)                     191        3,858
Newpark Resources Inc./1/                      851        3,855
Adaptec Inc./1/                                639        3,853
Mine Safety Appliances Co.                     108        3,845
Noven Pharmaceuticals Inc./1/                  272        3,841
Magnum Hunter Resources Inc./1/                689        3,831
American Capital Strategies Ltd.               171        3,830
Franklin Electric Co. Inc.                      81        3,805
Enzo Biochem Inc./1/                           291        3,803
Payless ShoeSource Inc./1/                     243        3,803
Hydril Co./1/                                  152        3,798
Atrix Laboratories Inc./1/                     270        3,793
Scotts Co. (The) Class A/1/                     73        3,781
Speedway Motorsports Inc.                      160        3,774
Advanced Medical Optics Inc./1/                280        3,766
Zale Corp./1/                                  115        3,765
Topps Co. (The)/1/                             443        3,757
GlobeSpanVirata Inc./1/                        829        3,730
Insituform Technologies Inc. Class A/1/        277        3,726
Hollinger International Inc.                   471        3,721
Donnelley (R.R.) & Sons Co.                    203        3,719
Amkor Technology Inc./1/                       719        3,717
Possis Medical Inc./1/                         230        3,717
SERENA Software Inc./1/                        232        3,703
Getty Realty Corp.                             197        3,700
Ambac Financial Group Inc.                      73        3,688
Insight Enterprises Inc./1/                    523        3,687
CoStar Group Inc./1/                           165        3,683
Movie Gallery Inc./1/                          211        3,676
Cato Corp. Class A                             193        3,675
Janus Capital Group Inc.                       322        3,668
ProBusiness Services Inc./1/                   275        3,663
PolyMedica Corp.                               120        3,654
Readers Digest Association Inc. (The)          356        3,635
JDA Software Group Inc./1/                     357        3,609
First Niagara Financial Group Inc.             307        3,608
United Surgical Partners
  International Inc./1/                        195        3,606
Genlyte Group Inc. (The)/1/                    109        3,605
O'Charley's Inc./1/                            188        3,604
Mid Atlantic Realty Trust                      197        3,591
General Communication Inc. Class A/1/          603        3,588
Sterling Financial Corp. (Pennsylvania)        159        3,584
PETCO Animal Supplies Inc./1/                  190        3,582
Benchmark Electronics Inc./1/                  126        3,570
American Medical Systems
  Holdings Inc./1/                             247        3,569
Tompkins Trustco Inc.                           79        3,555
AMERIGROUP Corp./1/                            121        3,540
Eclipsys Corp./1/                              444        3,539
F5 Networks Inc./1/                            280        3,536
Bright Horizons Family Solutions Inc./1/       126        3,531
Technitrol Inc./1/                             241        3,528
Tennant Co.                                    112        3,528
First Community Bancorp                        122        3,527
ICU Medical Inc./1/                            128        3,521
Inter-Tel Inc.                                 233        3,497
Wright Medical Group Inc./1/                   199        3,486
MKS Instruments Inc./1/                        278        3,475
Boston Private Financial Holdings Inc.         232        3,471
Crown American Realty Trust                    353        3,466
Guitar Center Inc./1/                          170        3,463
Jones Apparel Group Inc./1/                    126        3,456
Photon Dynamics Inc./1/                        211        3,452
Hooper Holmes Inc.                             687        3,435
Intermagnetics General Corp./1/                192        3,425
InVision Technologies Inc./1/                  152        3,415
Dendrite International Inc./1/                 401        3,408
ILEX Oncology Inc./1/                          367        3,398

56                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
City Holding Co.                               124  $     3,393
Echelon Corp./1/                               320        3,379
Tektronix Inc./1/                              197        3,379
NBT Bancorp Inc.                               193        3,364
eFunds Corp./1/                                487        3,346
Aaron Rents Inc.                               164        3,342
Saga Communications Inc./1/                    193        3,339
Remington Oil & Gas Corp./1/                   196        3,338
Washington Trust Bancorp Inc.                  165        3,335
Forward Air Corp./1/                           153        3,329
Plains Resource Inc./1/                        312        3,329
Manitowoc Co. Inc. (The)                       198        3,328
Anteon International Corp./1/                  148        3,323
OshKosh B'Gosh Inc. Class A                    127        3,302
MGE Energy Inc.                                124        3,284
eSpeed, Inc./1/                                282        3,280
Orbital Sciences Corp./1/                      632        3,267
Select Medical Corp./1/                        229        3,263
IDX Systems Corp./1/                           208        3,262
Mykrolis Corp./1/                              390        3,257
Ventana Medical Systems Inc./1/                162        3,255
Atlantic Coast Airlines Holdings Inc./1/       521        3,235
Regeneron Pharmaceuticals Inc./1/              430        3,234
SangStat Medical Corp./1/                      329        3,227
Newport Corp./1/                               273        3,224
PRG-Schultz International Inc./1/              447        3,223
Silicon Image Inc./1/                          809        3,220
Cubic Corp.                                    197        3,215
MacDermid Inc.                                 157        3,211
Armor Holdings Inc./1/                         320        3,200
TIBCO Software Inc./1/                         759        3,188
Zoran Corp./1/                                 244        3,150
Kirby Corp./1/                                 128        3,149
Myriad Genetics Inc./1/                        312        3,148
AnnTaylor Stores Corp./1/                      153        3,141
Ligand Pharmaceuticals Inc. Class B/1/         483        3,135
Immucor Inc./1/                                143        3,132
Nordson Corp.                                  130        3,132
CBRL Group Inc.                                114        3,129
Ingram Micro Inc. Class A/1/                   283        3,121
Berry Petroleum Co. Class A                    208        3,120
ArthroCare Corp./1/                            250        3,117
Independent Bank Corp. (Massachusetts)         155        3,102
Artisan Components Inc./1/                     191        3,087
Advanced Digital Information Corp./1/          445        3,066
Shaw Group Inc. (The)/1/                       305        3,065
Sonic Automotive Inc./1/                       208        3,058
Barnes & Noble Inc./1/                         161        3,057
NetIQ Corp./1/                                 273        3,047
ScanSoft Inc./1/                               674        3,033
West Pharmaceutical Services Inc.              154        3,018
Rayovac Corp./1/                               278        3,016
Penwest Pharmaceuticals Co./1/                 188        3,008
Kulicke & Soffa Industries Inc./1/             631        2,997
Scientific Games Corp. Class A/1/              555        2,997
HCC Insurance Holdings Inc.                    117        2,991
Impath Inc./1/                                 221        2,983
Vector Group Ltd.                              270        2,970
WebEx Communications Inc./1/                   287        2,968
ProQuest Co./1/                                143        2,956
Atwood Oceanics Inc./1/                        117        2,953
Briggs & Stratton Corp.                         76        2,952
Primedia Inc./1/                             1,203        2,947
Teledyne Technologies Inc./1/                  232        2,937
American Management Systems Inc./1/            243        2,935
Vitesse Semiconductor Corp./1/               1,370        2,932
XTO Energy Inc.                                154        2,926
Duane Reade Inc./1/                            230        2,916
Genesco Inc./1/                                205        2,915
Labor Ready Inc./1/                            511        2,913
Ocular Sciences Inc./1/                        209        2,905
eResearch Technology Inc./1/                   108        2,899
Orthodontic Centers of America Inc./1/         555        2,892
Metro-Goldwyn-Mayer Inc./1/                    275        2,888
Financial Federal Corp./1/                     151        2,884
StarTek Inc./1/                                126        2,879
Merit Medical Systems Inc./1/                  151        2,877
Fidelity National Information
  Solutions Inc./1/                            162        2,875
Connecticut Water Service Inc.                 108        2,867
Powerwave Technologies Inc./1/                 840        2,856
Cubist Pharmaceuticals Inc./1/                 355        2,844
Helix Technology Corp.                         330        2,841

Schedules of Investments                                                      57
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
MAF Bancorp Inc.                                84  $     2,827
Pre-Paid Legal Services Inc./1/                163        2,817
American Healthways Inc./1/                    148        2,812
Sandy Spring Bancorp Inc.                       86        2,806
Oak Technology Inc./1/                         792        2,796
Sterling Bancshares Inc.                       235        2,794
Packeteer Inc./1/                              285        2,793
Meredith Corp.                                  73        2,787
First Busey Corp. Class A                      119        2,785
Great Southern Bancorp Inc.                     75        2,775
Harmonic Inc./1/                               833        2,774
CONMED Corp./1/                                169        2,773
TeleTech Holdings Inc./1/                      510        2,769
Spanish Broadcasting System Inc. Class
  A/1/                                         450        2,763
Priceline.com Inc./1/                        1,682        2,758
Blockbuster Inc.                               161        2,753
Cumulus Media Inc. Class A/1/                  188        2,737
SY Bancorp Inc.                                 76        2,736
Jill (J.) Group Inc. (The)/1/                  234        2,714
ValueVision Media Inc. Class A/1/              268        2,699
Apogee Enterprises Inc.                        328        2,696
Navigant Consulting Co./1/                     508        2,692
Oakley Inc./1/                                 326        2,690
Lindsay Manufacturing Co.                      125        2,688
FreeMarkets Inc./1/                            491        2,686
PanAmSat Corp./1/                              190        2,683
Forrester Research Inc./1/                     190        2,681
CorVel Corp./1/                                 82        2,672
Alfa Corp.                                     230        2,671
SonoSite Inc./1/                               170        2,669
FMC Corp./1/                                   169        2,650
Cabot Corp.                                    111        2,648
Littelfuse Inc./1/                             148        2,648
Herley Industries Inc./1/                      154        2,647
McGrath Rentcorp                               117        2,644
RehabCare Group Inc./1/                        148        2,642
Daktronics Inc./1/                             168        2,612
North Pittsburgh Systems Inc.                  193        2,607
Curtiss-Wright Corp.                            43        2,601
Claire's Stores Inc.                           110        2,597
ScanSource Inc./1/                             138        2,588
Lin TV Corp. Class A/1/                        125        2,564
Interstate Bakeries Corp.                      244        2,562
LookSmart Ltd./1/                              925        2,553
Intuitive Surgical Inc./1/                     395        2,552
Digene Corp./1/                                154        2,547
AFC Enterprises Inc./1/                        189        2,544
Integral Systems Inc./1/                       120        2,544
MSC.Software Corp./1/                          328        2,542
Asyst Technologies Inc./1/                     468        2,537
ICN Pharmaceuticals Inc.                       284        2,530
Conexant Systems Inc./1/                     1,687        2,514
Lance Inc.                                     312        2,508
First Financial Bankshares Inc.                 70        2,485
Stage Stores Inc./1/                           117        2,478
WSFS Financial Corp.                            78        2,465
R&G Financial Corp. Class B                    112        2,464
CSK Auto Corp./1/                              270        2,457
Per-Se Technologies Inc./1/                    309        2,457
Lakeland Bancorp Inc.                          154        2,449
Callaway Golf Co.                              206        2,447
Tularik Inc./1/                                482        2,434
Houston Exploration Co./1/                      90        2,430
EPIQ Systems Inc./1/                           126        2,419
ESS Technology Inc./1/                         404        2,408
Multimedia Games Inc./1/                       125        2,404
Federal Agricultural Mortgage Corp./1/         110        2,397
Vignette Corp./1/                            1,569        2,385
Sensient Technologies Corp.                    119        2,382
Arrow Financial Corp.                           83        2,378
Steel Dynamics Inc./1/                         204        2,377
Prima Energy Corp./1/                          126        2,361
PennRock Financial Services Corp.               84        2,360
Excel Technology Inc./1/                       116        2,358
Serologicals Corp./1/                          276        2,346
Wet Seal Inc. Class A/1/                       321        2,343
Main Street Banks Inc.                         126        2,325
Standard Register Co. (The)                    156        2,324
Trex Co. Inc./1/                                72        2,324
EDO Corp.                                      128        2,317
Planar Systems Inc./1/                         197        2,317
Tractor Supply Co./1/                           70        2,311
Royal Gold Inc.                                158        2,305

58                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Ennis Business Forms Inc.                      203  $     2,300
Antigenics Inc./1/                             277        2,296
Gartner Inc. Class A/1/                        330        2,293
Silicon Storage Technology Inc./1/             997        2,293
Renaissance Learning Inc./1/                   130        2,292
School Specialty Inc./1/                       129        2,292
Palm Harbor Homes Inc./1/                      162        2,287
Tejon Ranch Co./1/                              86        2,275
Eon Labs Inc./1/                                85        2,269
Right Management Consultants Inc./1/           174        2,260
HON Industries Inc.                             79        2,251
American Woodmark Corp.                         51        2,250
Williams Companies Inc.                        491        2,249
Wild Oats Markets Inc./1/                      242        2,241
GulfMark Offshore Inc./1/                      166        2,233
Bel Fuse Inc. Class B                          111        2,231
CNET Networks Inc./1/                          889        2,231
Tuesday Morning Corp./1/                       113        2,224
Verity Inc./1/                                 160        2,216
Gabelli Asset Management Inc.
  Class A/1/                                    80        2,204
Lennar Corp.                                    41        2,196
Tanger Factory Outlet Centers Inc.              71        2,192
ChipPAC Inc. Class A/1/                        607        2,185
Aksys Ltd./1/                                  312        2,184
Vulcan Materials Co.                            72        2,177
Courier Corp.                                   44        2,167
AC Moore Arts & Crafts Inc./1/                 156        2,157
Acuity Brands Inc.                             160        2,152
MedQuist Inc./1/                               126        2,148
PracticeWorks Inc./1/                          209        2,146
Monaco Coach Corp./1/                          207        2,145
Curative Health Services Inc./1/               125        2,135
Midwest Banc Holdings Inc.                     117        2,132
Hibbet Sporting Goods Inc./1/                   86        2,127
Isis Pharmaceuticals Inc./1/                   594        2,127
Transkaryotic Therapies Inc./1/                359        2,125
Electronics Boutique Holdings Corp./1/         126        2,116
MIM Corp./1/                                   285        2,115
Virginia Financial Group Inc.                   79        2,113
Geron Corp./1/                                 397        2,100
FMC Technologies Inc./1/                       109        2,093
G&K Services Inc. Class A                       87        2,088
Northwest Bancorp Inc.                         129        2,086
TALX Corp.                                     160        2,075
Extended Stay America Inc./1/                  203        2,050
NetScreen Technologies Inc./1/                 122        2,047
Information Holdings Inc./1/                   127        2,045
K-Swiss Inc. Class A                            80        2,044
OraSure Technologies Inc./1/                   350        2,044
Vital Sign Inc.                                 77        2,044
Pixelworks Inc./1/                             371        2,041
VitalWorks Inc./1/                             528        2,028
CCC Information Services Group Inc./1/         125        2,022
Quicksilver Resources Inc./1/                   85        2,020
Conceptus Inc./1/                              224        2,016
Markel Corp./1/                                  9        2,013
Regal Entertainment Group Class A              112        2,010
Community Banks Inc.                            69        2,008
Global Imaging Systems Inc./1/                 108        1,998
VCA Antech Inc./1/                             129        1,996
Middlesex Water Co.                             90        1,990
Hologic Inc./1/                                231        1,989
Molecular Devices Corp./1/                     164        1,984
Urban Outfitters Inc./1/                        88        1,980
Alexander's Inc./1/                             31        1,979
Riverstone Networks Inc./1/                  1,406        1,968
Kelly Services Inc. Class A                     91        1,958
Peapack-Gladstone Financial Corp.               78        1,954
Mesa Air Group Inc./1/                         393        1,953
LTX Corp./1/                                   390        1,950
Diversa Corp./1/                               208        1,947
j2 Global Communications Inc./1/                68        1,937
infoUSA Inc./1/                                401        1,925
Advisory Board Co. (The)/1/                     55        1,922
Hanmi Financial Corp.                          113        1,921
Interchange Financial Services Corp.           112        1,921
aaiPharma Inc./1/                              222        1,914
Ventas Inc.                                    165        1,914
Tier Technologies Inc. Class B/1/              189        1,913
Wind River Systems Inc./1/                     638        1,901
Strattec Security Corp./1/                      43        1,892
Salem Communications Corp. Class A/1/          116        1,891
Net.B@nk Inc.                                  203        1,886

Schedules of Investments                                                      59
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Tetra Technologies Inc./1/                      82  $     1,886
Men's Wearhouse Inc. (The)/1/                  126        1,885
AMN Healthcare Services Inc./1/                171        1,878
Peet's Coffee & Tea Inc./1/                    113        1,874
Arrow International Inc.                        46        1,871
Therasense Inc./1/                             280        1,870
GameStop Corp./1/                              155        1,860
II-VI Inc./1/                                  112        1,859
Maxtor Corp./1/                                330        1,858
EGL Inc./1/                                    125        1,857
United Stationers Inc./1/                       87        1,857
Siliconix Inc./1/                               78        1,856
Sturm Ruger & Co. Inc.                         211        1,848
Columbia Bancorp                                75        1,837
Quaker Chemical Corp.                           90        1,836
Viasat Inc./1/                                 161        1,831
Alloy Inc./1/                                  365        1,829
Capitol Bancorp Ltd.                            86        1,819
General Cable Corp.                            491        1,817
Presstek Inc./1/                               404        1,814
Universal Electronics Inc./1/                  188        1,814
Akamai Technologies Inc./1/                  1,286        1,813
Financial Institutions Inc.                     91        1,804
Riviana Foods Inc.                              77        1,796
Roxio Inc./1/                                  289        1,792
Advanced Energy Industries Inc./1/             208        1,787
First Community Bancshares Inc.                 54        1,782
Inverness Medical Innovations Inc./1/           89        1,781
Concurrent Computer Corp./1/                   802        1,772
Openwave Systems Inc./1/                     1,243        1,765
Kensey Nash Corp./1/                            86        1,761
Learning Tree International Inc./1/            130        1,758
Advanced Marketing Services Inc.               157        1,757
Systems & Computer Technology Corp./1/         229        1,752
E.piphany Inc./1/                              439        1,747
Universal Corp.                                 46        1,737
Rudolph Technologies Inc./1/                   120        1,734
First State Bancorp                             81        1,733
Supertex Inc./1/                               126        1,733
Cobalt Corp./1/                                119        1,720
FalconStor Software Inc./1/                    446        1,717
Concord Communications Inc./1/                 200        1,714
Citizens Inc./1/                               283        1,712
City Bank                                       76        1,710
Radiant Systems Inc./1/                        231        1,709
Tyler Technologies Inc./1/                     483        1,705
Racing Champions Ertl Corp./1/                 111        1,704
Spartech Corp.                                  88        1,702
VIVUS Inc./1/                                  489        1,697
@Road Inc./1/                                  251        1,696
Esperion Therapeutics Inc./1/                  170        1,691
Circuit City Stores Inc.                       324        1,685
Universal Display Corp./1/                     206        1,685
Beverly Enterprises Inc./1/                    833        1,683
Alberto-Culver Co. Class B                      34        1,676
Energy Conversion Devices Inc./1/              197        1,673
Humboldt Bancorp                               131        1,672
Interpore International/1/                     209        1,672
CIMA Labs Inc./1/                               77        1,671
D&K Healthcare Resources Inc.                  162        1,669
Transaction Systems Architects Inc.
  Class A/1/                                   280        1,663
CTS Corp.                                      272        1,659
Deltic Timber Corp.                             69        1,649
Borders Group Inc./1/                          112        1,646
MTR Gaming Group Inc./1/                       247        1,638
Orthologic Corp./1/                            481        1,631
Monolithic System Technology Inc./1/           231        1,626
Power-One Inc./1/                              369        1,624
Pall Corp.                                      81        1,620
MatrixOne Inc./1/                              478        1,616
Hancock Fabrics Inc.                           116        1,612
Drexler Technology Corp./1/                    111        1,609
Republic Bancorp Inc.                          136        1,602
TiVo Inc./1/                                   312        1,597
Sycamore Networks Inc./1/                      520        1,586
Sports Resorts International Inc./1/           315        1,578
Bryn Mawr Bank Corp.                            44        1,576
Woodward Governor Co.                           45        1,575
Central Coast Bancorp/1/                        99        1,574
i2 Technologies Inc./1/                      1,991        1,573
Nu Skin Enterprises Inc. Class A               156        1,571
MRO Software Inc./1/                           228        1,564

60                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Salix Pharmaceuticals Ltd./1/                  231  $     1,564
Kaydon Corp.                                    83        1,562
Western Gas Resources Inc.                      48        1,562
Vastera Inc./1/                                407        1,551
Exact Sciences Corp./1/                        150        1,546
Frontier Airlines Inc./1/                      311        1,546
Keynote Systems Inc./1/                        166        1,544
Intrado Inc./1/                                195        1,540
Administaff Inc./1/                            246        1,537
American Pharmaceutical
  Partners Inc./1/                              80        1,532
Independent Bank Corp. (Michigan)               76        1,528
iDine Rewards Network Inc./1/                  205        1,527
OceanFirst Financial Corp.                      71        1,526
Southwest Water Co.                            122        1,525
Florida Rock Industries Inc.                    45        1,523
TRC Companies Inc./1/                          116        1,522
Cepheid Inc./1/                                363        1,521
1-800 CONTACTS INC./1/                          75        1,519
Hickory Tech Corp.                             169        1,516
Aaon Inc./1/                                   119        1,511
SpectraLink Corp./1/                           206        1,510
Boyd Gaming Corp./1/                           118        1,504
Entrust Inc./1/                                599        1,497
Syntel Inc./1/                                  78        1,495
United Industrial Corp.                        120        1,494
Valmont Industries Inc.                         69        1,490
WFS Financial Inc./1/                           77        1,489
Galyan's Trading Co./1/                        119        1,486
Agile Software Corp./1/                        231        1,483
Isle of Capri Casinos Inc./1/                  127        1,482
REMEC Inc./1/                                  307        1,474
SeeBeyond Technology Corp./1/                  728        1,471
Boston Beer Co. Inc. Class A/1/                117        1,470
Cerus Corp./1/                                 167        1,470
Bradley Pharmaceuticals Inc./1/                109        1,469
Bei Technologies Inc.                          151        1,465
AsiaInfo Holdings Inc./1/                      363        1,463
Tanox Inc./1/                                  113        1,463
Centillium Communications Inc./1/              361        1,462
Cardiac Science Inc./1/                        639        1,457
Sports Authority Inc. (The)/1/                 208        1,452
PrivateBancorp Inc.                             64        1,451
Gart Sports Co./1/                              76        1,450
MemberWorks Inc./1/                             69        1,441
Playboy Enterprises Inc. Class B/1/            169        1,437
White Electronic Designs Corp./1/              212        1,437
Cascade Natural Gas Corp.                       74        1,436
Secure Computing Corp./1/                      389        1,432
Global Power Equipment Group Inc./1/           280        1,428
United Rentals Inc./1/                         148        1,424
Sharper Image Corp./1/                          79        1,423
Friedman, Billings, Ramsey Group, Inc.
  Class A/1/                                   157        1,421
CryoLife Inc./1/                               207        1,418
Immunomedics Inc./1/                           530        1,410
Children's Place Retail Stores
  Inc. (The)/1/                                153        1,409
Ribapharm Inc./1/                              268        1,388
LabOne Inc./1/                                  72        1,386
Computer Network Technology Corp./1/           201        1,383
RPC Inc.                                       151        1,382
SeaChange International Inc./1/                191        1,381
Gorman-Rupp Co. (The)                           70        1,379
Phoenix Technologies Ltd./1/                   324        1,377
Interwoven Inc./1/                             756        1,376
FuelCell Energy Inc./1/                        272        1,374
Ixia/1/                                        282        1,371
Euronet Worldwide Inc./1/                      171        1,368
Trust Co. of New Jersey (The)                   50        1,366
Alaris Medical Inc./1/                         131        1,355
Credence Systems Corp./1/                      197        1,340
Lexar Media Inc./1/                            408        1,338
Plains Exploration & Production Co./1/         162        1,337
Crawford & Co. Class B                         322        1,336
Cascade Bancorp                                 91        1,334
Quidel Corp./1/                                402        1,331
Mirant Corp./1/                                831        1,330
Old Second Bancorp Inc.                         35        1,324
LaBranche & Co. Inc.                            72        1,323
Sanderson Farms Inc.                            69        1,323
First National Corp.                            52        1,318
Impax Laboratories Inc./1/                     293        1,316
MGM Grand Inc./1/                               45        1,316

Schedules of Investments                                                      61
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Centene Corp./1/                                45  $     1,314
U.S. Physical Therapy Inc./1/                  118        1,312
PEC Solutions Inc./1/                          111        1,308
Option Care Inc./1/                            154        1,306
NN Inc.                                        149        1,305
Digimarc Corp./1/                              112        1,304
J&J Snack Foods Corp./1/                        43        1,304
CardioDynamics International Corp./1/          431        1,302
Greater Bay Bancorp                             91        1,301
Coastal Financial Corp.                        110        1,299
Arctic Cat Inc.                                 83        1,296
OSI Systems Inc./1/                             82        1,296
Mandalay Resort Group/1/                        47        1,295
Magma Design Automation Inc./1/                167        1,294
Elizabeth Arden Inc./1/                        131        1,289
CuraGen Corp./1/                               313        1,283
Boyds Collection Ltd. (The)/1/                 237        1,280
Quixote Corp.                                   81        1,280
Alabama National Bancorp                        31        1,271
Triad Guaranty Inc./1/                          37        1,271
Palm Inc./1/                                   127        1,269
Ameristar Casinos Inc./1/                      118        1,265
Overland Storage Inc./1/                        88        1,265
Whitehall Jewellers Inc./1/                    148        1,258
USB Holding Co. Inc.                            77        1,255
National Processing Inc./1/                     90        1,253
New Focus Inc./1/                              400        1,248
Indevus Pharmaceuticals Inc./1/                519        1,246
Skechers U.S.A. Inc. Class A/1/                192        1,246
Meritage Corp./1/                               37        1,241
Cholestech Corp./1/                            152        1,237
Bentley Pharmaceuticals Inc./1/                154        1,235
Avaya Inc./1/                                  605        1,234
Genencor International Inc./1/                 120        1,218
First South Bancorp Inc.                        37        1,212
American Home Mortgage Holdings Inc.           121        1,211
CoBiz Inc.                                      87        1,209
Integrated Defense Technologies Inc./1/         85        1,207
Glatfelter Co.                                 113        1,205
NYFIX Inc./1/                                  324        1,202
EMS Technologies Inc./1/                        86        1,201
Chattem Inc./1/                                 78        1,200
Metro One Telecommunications Inc./1/           241        1,200
Brooks Automation Inc./1/                      124        1,199
Midway Games Inc./1/                           359        1,188
TriZetto Group Inc. (The)/1/                   287        1,185
Prosperity Bancshares Inc.                      71        1,177
7-Eleven Inc./1/                               168        1,169
OSI Pharmaceuticals Inc./1/                     73        1,168
On Assignment Inc./1/                          276        1,167
JetBlue Airways Corp./1/                        42        1,164
Lakeland Financial Corp.                        46        1,150
Harvest Natural Resources Inc./1/              236        1,147
Nara Bancorp Inc.                               90        1,146
Allos Therapeutics Inc./1/                     285        1,140
PAREXEL International Corp./1/                  83        1,139
Aeropostale Inc./1/                             85        1,126
Harbor Florida Bancshares Inc.                  48        1,121
Portal Software Inc./1/                      1,557        1,121
Shenandoah Telecommunications Co.               41        1,118
LSI Industries Inc.                            123        1,113
Sterling Bancorp NY Shares                      45        1,109
Wackenhut Corrections Corp./1/                 113        1,107
Xicor Inc./1/                                  272        1,104
First of Long Island Corp.                      32        1,102
Intertan Inc./1/                               234        1,100
Datastream Systems Inc./1/                     161        1,098
SS&C Technologies Inc./1/                       90        1,094
Harvard Bioscience Inc./1/                     291        1,091
Luminex Corp./1/                               233        1,088
Dril-Quip Inc./1/                               79        1,080
New Jersey Resources Corp.                      33        1,077
Schawk Inc.                                    111        1,077
MAPICS Inc./1/                                 163        1,076
Kenneth Cole Productions Class A/1/             49        1,073
Buca Inc./1/                                   195        1,072
Provident Bancorp Inc.                          34        1,071
Stanley Furniture Co. Inc.                      50        1,063
IXYS Corp./1/                                  200        1,058
Young Innovations Inc./1/                       48        1,056
First Consulting Group Inc./1/                 162        1,053
Investors Real Estate Trust                    113        1,052
HealthExtras Inc./1/                           273        1,051

62                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Franklin Financial Corp.                        36  $     1,048
Horizon Organic Holding Corp./1/                80        1,048
1-800-FLOWERS.COM Inc./1/                      156        1,048
Cantel Medical Corp./1/                         82        1,047
SRA International Inc. Class A/1/               44        1,043
Ultimate Electronics Inc./1/                   131        1,041
Nash Finch Co.                                 123        1,037
Susquehanna Bancshares Inc.                     50        1,036
Kosan Biosciences Inc./1/                      232        1,035
La Jolla Pharmaceutical Co./1/                 610        1,031
Array BioPharma Inc./1/                        240        1,025
Redback Networks Inc./1/                     1,761        1,021
WatchGuard Technologies Inc./1/                170        1,020
Bob Evans Farms Inc.                            42        1,012
AstroPower Inc./1/                             241        1,007
Spartan Motors Inc.                            115        1,007
Martha Stewart Living Omnimedia Inc.
  Class A/1/                                   122        1,002
Plug Power Inc./1/                             197          997
Gables Residential Trust                        37          990
SonicWALL Inc./1/                              274          986
Manugistics Group Inc./1/                      430          980
Bank of the Ozarks Inc.                         35          975
Columbia Laboratories Inc./1/                  250          975
eUniverse Inc./1/                              191          972
Closure Medical Corp./1/                        75          970
Epix Medical Inc./1/                           121          968
SOURCECORP Inc./1/                              69          967
Dynacq International Inc./1/                    71          961
Texas Genco Holdings Inc.                       55          956
ArvinMeritor Inc.                               68          951
Peoples Bancorp Inc.                            41          950
Aftermarket Technology Corp./1/                 84          949
Pacific Union Bank/1/                           82          949
Lawson Software Inc./1/                        204          947
Time Warner Telecom Inc. Class A/1/            290          940
Lifeline Systems Inc./1/                        46          939
Inet Technologies Inc./1/                      159          938
TriCo Bancshares                                37          936
APAC Customer Services Inc./1/                 403          935
World Wrestling Entertainment Inc./1/          122          935
Regent Communications Inc./1/                  196          931
Wabtec Corp.                                    80          929
Dynamics Research Corp./1/                      71          927
EnergySouth Inc.                                35          926
MFA Mortgage Investments Inc.                  107          926
Ciphergen Biosystems Inc./1/                   164          925
TTM Technologies Inc./1/                       268          922
CPI Corp.                                       70          919
Champps Entertainment Inc./1/                  109          911
Oneida Ltd.                                     85          910
Nationwide Health Properties Inc.               70          900
Russ Berrie & Co. Inc.                          28          896
NetFlix Inc./1/                                 44          895
C-COR.net Corp./1/                             270          891
National Healthcare Corp./1/                    48          886
Chicago Pizza & Brewery Inc./1/                126          885
Del Laboratories Inc./1/                        47          884
Ambassadors Group Inc./1/                       73          883
Young Broadcasting Inc. Class A/1/              72          881
WCI Communities Inc./1/                         84          879
Zygo Corp./1/                                  153          869
RSA Security Inc./1/                           122          866
Keithley Instruments Inc.                       80          865
RMH Teleservices Inc./1/                       132          858
MIPS Technologies Inc. Class A/1/              471          857
PDF Solutions Inc./1/                          135          857
Research Frontiers Inc./1/                     120          857
Silicon Valley Bancshares/1/                    47          855
Aether Systems Inc./1/                         271          854
Merchants Bancshares Inc.                       35          853
MRV Communications Inc./1/                     754          852
PLATO Learning Inc./1/                         190          851
Semitool Inc./1/                               208          851
Penford Corp.                                   71          850
Haverty Furniture Companies Inc.                79          849
Vintage Petroleum Inc.                          89          846
Stein Mart Inc./1/                             165          842
Kos Pharmaceuticals Inc./1/                     48          839
Transmeta Corp./1/                             837          837
Westcorp Inc.                                   45          836
RadiSys Corp./1/                               126          835
MCG Capital Corp.                               83          829
Princeton Review Inc. (The)/1/                 200          824

Schedules of Investments                                                      63
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
First Financial Holdings Inc.                   33  $       814
Clark/Bardes Inc./1/                            68          813
United Online Inc./1/                           47          810
Biopure Corp./1/                               240          802
Sangamo BioSciences Inc./1/                    279          801
Virage Logic Corp./1/                          128          800
La-Z-Boy Inc.                                   46          795
InterCept Inc./1/                              193          793
Bioreliance Corp./1/                            41          792
Actuate Corp./1/                               569          790
Sanchez Computer Associates Inc./1/            192          789
Steak n Shake Company (The)/1/                  86          786
Collins & Aikman Corp./1/                      193          785
Computer Programs & Systems Inc./1/             32          784
Netegrity Inc./1/                              211          783
Beasley Broadcast Group Inc. Class A/1/         80          777
Nastech Pharmaceutical Co. Inc./1/              91          774
Aspen Technology Inc./1/                       322          773
QRS Corp./1/                                   157          771
Chemical Financial Corp.                        29          769
American National Bankshares Inc.               31          765
Covansys Corp./1/                              322          763
Allscripts Healthcare Solutions Inc./1/        276          759
Medis Technologies Ltd./1/                     148          758
Green Mountain Coffee Roasters Inc./1/          41          754
St. Mary Land & Exploration Co.                 30          752
Arris Group Inc./1/                            202          747
Caminus Corp./1/                                84          747
MapInfo Corp./1/                               193          747
Peregrine Pharmaceuticals Inc./1/            1,489          745
Marine Products Corp.                           80          744
HealthTronics Surgical Services Inc./1/         91          743
Matria Healthcare Inc./1/                       76          741
Saul Centers Inc.                               32          738
Charlotte Russe Holding Inc./1/                 91          735
Sapient Corp./1/                               480          734
Dover Downs Gaming & Entertainment Inc.         74          732
Wireless Facilities Inc./1/                    126          727
Emmis Communications Corp./1/                   43          726
Finisar Corp./1/                               930          725
Universal Health Realty Income Trust            28          725
ExpressJet Holdings Inc./1/                     88          722
P.A.M. Transportation Services Inc./1/          33          722
NASB Financial Inc.                             32          720
Park Electrochemical Corp.                      47          712
First Horizon Pharmaceutical Corp./1/          281          711
Mission West Properties Inc.                    75          705
Zymogenetics Inc./1/                            76          699
Lannett Co. Inc./1/                             63          696
American States Water Co.                       29          693
Hexcel Corp./1/                                238          693
Provident Bankshares Corp.                      30          692
Mothers Work Inc./1/                            31          687
Endocardial Solutions Inc./1/                  247          684
Texas Biotech Corp./1/                         552          684
AVANIR Pharmaceuticals Class A/1/              644          683
Factory 2-U Stores Inc./1/                     166          681
Embrex Inc./1/                                  86          679
WESCO International Inc./1/                    194          679
Tasty Baking Company                            82          677
Enterasys Networks Inc./1/                     364          673
OPNET Technologies Inc./1/                     122          667
Vicor Corp./1/                                 117          667
DuPont Photomasks Inc./1/                       33          662
Dress Barn Inc./1/                              49          659
Verint Systems Inc./1/                          39          659
Crompton Corp.                                 162          656
Jones Lang LaSalle Inc./1/                      48          656
World Fuel Services Corp.                       32          652
Bone Care International Inc./1/                 91          649
ParkerVision Inc./1/                           115          649
PetroQuest Energy Inc./1/                      429          648
Lydall Inc./1/                                  73          642
Watts Industries Inc. Class A                   41          639
Deb Shops Inc.                                  34          635
Genesee & Wyoming Inc. Class A/1/               41          635
Synplicity Inc./1/                             198          632
NIC Inc./1/                                    359          628
Virbac Corp./1/                                120          626
Radiologix Inc./1/                             276          624
Royal Bancshares of Pennsylvania Class A        32          623
Syntroleum Corp./1/                            242          622

64                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Second Bancorp Inc.                             28  $       620
Mid-State Bancshares                            37          618
Barnes Group Inc.                               29          614
Credit Acceptance Corp./1/                     124          608
Party City Corp./1/                             76          608
Seacoast Banking Corp. of Florida               31          601
General Binding Corp./1/                        76          600
Kyphon Inc./1/                                  68          597
Gladstone Capital Corp.                         37          595
Gulf Island Fabrication Inc./1/                 34          594
Triton PCS Holdings Inc. Class A/1/            270          594
Zomax Inc./1/                                  203          589
Aphton Corp./1/                                235          587
Summit America Television Inc./1/              246          585
Caliper Technologies Corp./1/                  167          584
Restoration Hardware Inc./1/                   229          575
Escalade Inc./1/                                42          574
Bebe Stores Inc./1/                             48          566
Applied Films Corporation/1/                    35          565
American Superconductor Corp./1/               155          563
PLX Technology Inc./1/                         236          562
Q-Med Inc./1/                                   82          560
Durect Corp./1/                                397          556
Thomas & Betts Corp./1/                         39          553
Exploration Company of
  Delaware (The)/1/                            183          551
Granite Construction Inc.                       35          549
Sypris Solutions Inc.                           69          544
Griffon Corp./1/                                42          542
SureBeam Corporation Class A/1/                154          541
Ulticom Inc./1/                                 84          539
Chordiant Software Inc./1/                     480          533
Embarcadero Technologies Inc./1/                83          525
ANADIGICS Inc./1/                              247          524
Tetra Tech Inc./1/                              37          523
Merix Corp./1/                                 130          520
RITA Medical Systems Inc./1/                   122          519
Grace (W.R.) & Co./1/                          349          517
National Beverage Corp./1/                      37          517
Benihana Inc./1/                                50          515
Keystone Automotive Industries Inc./1/          29          514
Seacoast Financial Services Corp.               28          511
First Financial Bancorp                         32          508
Monterey Pasta Co./1/                          169          507
ONYX Software Corp./1/                         571          502
Shoe Carnival Inc./1/                           33          502
Paxson Communications Corp./1/                 230          501
Ariad Pharmaceuticals Inc./1/                  391          500
Carreker Corp./1/                              242          496
Progenics Pharmaceuticals Inc./1/              112          495
Hanover Compressor Co./1/                       75          487
C&D Technologies Inc.                           40          479
Overstock.com Inc./1/                           49          478
Catapult Communications Corp./1/                75          477
Medical Staffing Network
  Holdings Inc./1/                              45          477
SCS Transportation Inc./1/                      45          476
Woodhead Industries Inc.                        40          476
Altiris Inc./1/                                 38          475
SPSS Inc./1/                                    42          475
Bruker Daltonics Inc./1/                       158          473
Acme Communications Inc./1/                     73          471
Insight Communications Co. Inc./1/              39          466
Bank of Granite Corp.                           28          465
Mobile Mini Inc./1/                             29          463
Novadigm Inc./1/                               246          455
SpeechWorks International Inc./1/              196          455
Nuance Communications Inc./1/                  207          451
Nassda Corp./1/                                 68          449
Hanger Orthopedic Group Inc./1/                 39          446
Checkers Drive-in Restaurants Inc./1/           78          443
LendingTree Inc./1/                             38          443
Lifecore Biomedical Inc./1/                    122          442
I-many Inc./1/                                 588          441
Horizon Offshore Inc./1/                       129          439
Saxon Capital Inc./1/                           33          439
Tripos Inc./1/                                  87          439
StorageNetworks Inc./1/                        486          437
EarthShell Corp./1/                            882          432
Powell Industries Inc./1/                       31          432
Witness Systems Inc./1/                        134          429
CompuCredit Corp./1/                            68          427
Arden Group Inc. Class A/1/                      8          424
Valhi Inc.                                      38          418

Schedules of Investments                                                      65
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
GSI Commerce Inc./1/                           246  $       416
Value Line Inc.                                  9          415
Omnicell Inc./1/                               125          414
SimpleTech Inc./1/                             164          410
LeCroy Corp./1/                                 42          409
CBL & Associates Properties Inc.                10          406
Capstone Turbine Corp./1/                      558          402
AEP Industries Inc./1/                          46          398
F&M Bancorp                                      9          396
Trikon Technologies Inc./1/                    115          396
Heidrick & Struggles
  International Inc./1/                         34          394
First Sentinel Bancorp Inc.                     28          387
Gaiam Inc./1/                                   72          387
Virco Manufacturing Corp.                       40          386
Farmers Capital Bank Corp.                      12          384
NATCO Group Inc. Class A/1/                     68          384
Vitria Technology Inc./1/                      561          381
Bio-Reference Laboratories Inc./1/              90          377
CKE Restaurant Inc./1/                          85          374
Tropical Sportswear
  International Corp./1/                        82          373
Acclaim Entertainment Inc./1/                  948          370
Seattle Genetics Inc./1/                       155          369
ICT Group Inc./1/                               38          367
Encore Wire Corp./1/                            43          365
Med-Design Corp. (The)/1/                      116          364
Urologix Inc./1/                               168          363
US Unwired Inc./1/                           1,202          361
Gold Bancorp Inc.                               45          360
WMS Industries Inc./1/                          28          357
Monarch Casino & Resort Inc./1/                 39          355
Sykes Enterprises Inc./1/                       91          354
Inter Parfums Inc.                              48          353
Manufacturers Services Ltd./1/                  75          353
ON Semiconductor Corp./1/                      278          353
Inrange Technologies Corp./1/                  191          350
OM Group Inc.                                   40          350
Coca-Cola Bottling Co. Consolidated              7          349
LodgeNet Entertainment Corp./1/                 41          349
Ultratech Stepper Inc./1/                       29          347
Answerthink Inc./1/                            157          345
Cache Inc./1/                                   34          342
RCN Corp./1/                                   473          341
Central Parking Corp.                           34          340
Netro Corp./1/                                 125          336
Somera Communications Inc./1/                  360          335
August Technology Corp./1/                      85          333
PDI Inc./1/                                     45          333
Acacia Research -
  Acacia Technologies/1/                       268          324
Knight Trading Group Inc./1/                    81          316
Wausau-Mosinee Paper Corp.                      31          316
Bridgeford Food Corp.                           36          314
IMCO Recycling Inc./1/                          49          311
Synaptics Inc./1/                               41          308
Weis Markets Inc.                               10          306
BE Aerospace Inc./1/                           160          304
Pegasystems Inc./1/                             76          303
Handspring Inc./1/                             480          298
Sizeler Property Investors Inc.                 32          297
DocuCorp International Inc./1/                  90          296
Private Media Group Inc./1/                    249          294
X-Rite Inc.                                     35          294
SBS Technologies Inc./1/                        40          291
Tellium Inc./1/                                549          291
Sonic Innovations Inc./1/                      121          290
EMCOR Group Inc./1/                              6          289
Centex Construction Products Inc.                8          288
Pain Therapeutics Inc./1/                      167          286
Specialty Laboratories Inc./1/                  34          286
Acacia Research - CombiMatrix/1/               149          280
Digitas Inc./1/                                 86          278
Inforte Corp./1/                                47          278
EMCORE Corp./1/                                167          276
First Oak Brook Bancshares Class A               9          274
Analogic Corp.                                   6          273
Century Bancorp Inc. Class A                    10          273
DHB Industries Inc./1/                         123          273
Exelixis Inc./1/                                41          273
Active Power Inc./1/                           245          272
UnitedGlobalCom Inc. Class A/1/                 89          271
Rigel Pharmaceuticals Inc./1/                  359          266
Align Technology Inc./1/                        43          260

66                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Fleming Companies Inc.                         516  $       258
Camden National Corp.                           10          251
Paradyne Networks Inc./1/                      193          251
Flowers Foods Inc.                               9          247
Lightbridge Inc./1/                             38          242
NBC Capital Corp.                               10          240
Cirrus Logic Inc./1/                           119          239
GrafTech International Ltd./1/                  84          239
First Republic Bank/1/                          11          238
Sun Bancorp Inc. - Pennsylvania Shares          12          234
Pathmark Stores Inc./1/                         34          227
Pericom Semiconductor Corp./1/                  29          226
Viewpoint Corp./1/                             484          223
Allegiance Telecom Inc./1/                     728          218
Bally Total Fitness Holding Corp./1/            43          218
NetScout Systems Inc./1/                        77          215
NaPro BioTherapeutics Inc./1/                  329          214
Gray Television Inc. Class A                    20          212
Avanex Corp./1/                                270          211
Unitil Corp.                                     8          200
CCBT Financial Companies Inc.                    9          198
Thomas Industries Inc.                           8          198
MedSource Technologies Inc./1/                 109          197
International Multifoods Corp./1/               10          193
Zenith National Insurance Corp.                  9          193
Apex Mortgage Capital Inc.                      32          192
Allegiant Bancorp Inc.                          11          186
Charter Financial Corp.                          6          182
Electroglas Inc./1/                            206          181
MB Financial Inc.                                5          179
dELiA*s Corp. Class A/1/                       484          169
Monro Muffler Brake Inc./1/                      8          168
Neurogen Corp./1/                               45          164
DiamondCluster International Inc. Class
  A/1/                                         116          162
Tweeter Home Entertainment
  Group Inc./1/                                 34          162
Flagstar Bancorp Inc.                            6          158
Advanced Power Technology Inc./1/               51          156
Bruker AXS Inc./1/                             115          154
California Water Service Group                   6          154
Mossimo Inc./1/                                 32          154
Partners Trust Financial Group Inc.              9          153
Summit Bancshares Inc.                           8          153
Coldwater Creek Inc./1/                         16          152
State Bancorp Inc.                               8          148
Centennial Communications Corp./1/              80          145
Flow International Corp.(1)                     72          144
Flushing Financial Corp.                         8          139
BriteSmile Inc./1/                              12          138
Infogrames Inc./1/                              75          133
Theragenics Corp./1/                            38          131
Tredegar Corp.                                  11          131
Alamosa Holdings Inc./1/                       362          130
Therma-Wave Inc./1/                            281          126
Stratos Lightwave Inc./1/                       40          125
Northwest Pipe Co./1/                           10          124
Optical Communication Products Inc./1/         128          124
ClearOne Communications Inc./1,2/               86          122
Drew Industries Inc./1/                          8          122
First Federal Capital Corp.                      6          122
Standard Microsystems Corp./1/                   8          122
Cherokee Inc./1/                                 8          120
Jo-Ann Stores Inc./1/                            6          120
4Kids Entertainment Inc./1/                     10          118
FNB Corp. - Virginia Shares                      4          112
MetaSolv Inc./1/                                79          112
Kendle International Inc./1/                    33          111
LSB Bancshares Inc.                              7          109
Women First HealthCare Inc./1/                 217          109
Illumina Inc./1/                                48          108
Checkpoint Systems Inc./1/                      10           98
BKF Capital Group Inc./1/                        6           97
Irwin Financial Corp.                            5           97
Steven Madden Ltd./1/                            6           94
First Essex Bancorp Inc.                         3           93
Jakks Pacific Inc./1/                            9           93
Nature's Sunshine Products Inc.                 10           88
Foamex International Inc./1/                    78           87
Liquidmetal Technologies/1/                     16           87
Local Financial Corp./1/                         6           87
Michael Baker Corp./1/                          10           86
Penton Media Inc./1/                           157           86

Schedules of Investments                                                      67
iSHARES RUSSELL 3000 GROWTH INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
AXT Inc./1/                                    127  $        85
Charles River Associates Inc./1/                 5           85
AirGate PCS Inc./1/                            324           81
BSB Bancorp Inc.                                 3           65
Cole National Corp./1/                           7           63
World Acceptance Corp./1/                        7           63
FAO Inc./1/                                    286           60
Warwick Community Bancorp                        2           59
Standex International Corp.                      3           57
Hall Kinion & Associates Inc./1/                37           55
Lawson Products Inc.                             2           52
Raindance Communications Inc./1/                31           52
William Lyon Homes Inc./1/                       2           51
PriceSmart Inc./1/                               3           45
Cross Media Marketing Corp./1/                 109           38
3D Systems Corp./1/                              8           37
Buckle Inc. (The)/1/                             2           35
DDi Corp./1/                                   230           34
PC Connection Inc./1/                            6           32
Suntron Corp./1/                                10           32
Alliance Imaging Inc./1/                         8           25
MCSi Inc./1/                                    72           24
ATA Holdings Corp./1/                            6           22
Res-Care Inc./1/                                 6           18
TOTAL COMMON STOCKS
  (Cost: $70,560,329)                                57,349,007
SHORT TERM INSTRUMENTS - 0.07%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      35,480  $    35,480
BlackRock Temp Cash Money Market Fund        3,517        3,517
Goldman Sachs Financial Square Prime
  Obligation Fund                               19           19
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $39,016)                                        39,016

TOTAL INVESTMENTS IN
  SECURITIES - 99.97%
  (Cost $70,599,345)                                 57,388,023
Other Assets, Less Liabilities - 0.03%                   18,263
                                                    -----------
NET ASSETS - 100.00%                                $57,406,286
                                                    ===========

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

68                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS - 99.87%
Exxon Mobil Corp.                          158,234  $ 5,530,278
Citigroup Inc.                              99,468    3,426,673
Bank of America Corp.                       35,907    2,400,024
Verizon Communications Inc.                 63,516    2,245,291
International Business Machines Corp.       21,440    1,681,539
Wells Fargo & Company                       36,345    1,635,162
ChevronTexaco Corp.                         24,895    1,609,462
SBC Communications Inc.                     77,896    1,562,594
American International Group Inc.           30,135    1,490,176
Comcast Corp. Class A/1/                    47,776    1,365,916
Merck & Co. Inc.                            22,236    1,218,088
JP Morgan Chase & Co.                       46,420    1,100,618
Procter & Gamble Co.                        12,332    1,098,165
Wachovia Corp.                              31,909    1,087,140
Morgan Stanley                              25,682      984,905
Hewlett-Packard Co.                         63,062      980,614
Bank One Corp.                              27,386      948,103
BellSouth Corp.                             43,697      946,914
Du Pont (E.I.) de Nemours and Co.           23,152      899,687
U.S. Bancorp                                44,561      845,768
ConocoPhillips                              15,755      844,468
Walt Disney Co. (The)                       47,533      809,012
Washington Mutual Inc.                      22,707      800,876
Viacom Inc. Class B/1/                      21,765      794,858
Merrill Lynch & Co. Inc.                    21,576      763,790
Bristol-Myers Squibb Co.                    28,428      600,684
Liberty Media Corp. Class A/1/              60,534      588,996
Dow Chemical Co. (The)                      21,177      584,697
FleetBoston Financial Corp.                 24,428      583,341
Altria Group Inc.                           19,366      580,205
AOL Time Warner Inc./1/                     52,768      573,060
Allstate Corp. (The)                        16,554      549,096
Southern Co.                                16,415      466,843
Emerson Electric Co.                         9,826      445,609
General Motors Corp.                        13,093      440,187
Gannett Co. Inc.                             6,208      437,229
McDonald's Corp.                            29,698      429,433
United Technologies Corp.                    6,946      401,340
Caterpillar Inc.                             8,030      395,076
National City Corp.                         14,174      394,746
Dominion Resources Inc.                      7,112      393,791
FedEx Corp.                                  6,945      382,461
Goldman Sachs Group Inc. (The)               5,615      382,269
Prudential Financial Inc.                   13,024      380,952
International Paper Co.                     11,241      379,946
Exelon Corp.                                 7,495      377,823
Honeywell International Inc.                17,355      370,703
Schering-Plough Corp.                       20,473      365,034
BB&T Corp.                                  11,153      350,539
American Express Co.                        10,322      343,000
3M Co.                                       2,524      328,196
Lehman Brothers Holdings Inc.                5,679      327,962
Lockheed Martin Corp.                        6,847      325,575
Alcoa Inc.                                  16,785      325,293
Union Pacific Corp.                          5,894      324,170
Alltel Corp.                                 7,234      323,794
Ford Motor Company                          42,167      317,096
Anheuser-Busch Companies Inc.                6,790      316,482
Avon Products Inc.                           5,501      313,832
Gillette Co. (The)                          10,080      311,875
Travelers Property Casualty Corp.
  Class B                                   22,053      311,168
Northrop Grumman Corp.                       3,580      307,164
Cendant Corp./1/                            24,114      306,248
SunTrust Banks Inc.                          5,793      305,001
Duke Energy Corp.                           20,677      300,644
AT&T Corp.                                  17,741      287,404
Coca-Cola Co. (The)                          7,079      286,558
PNC Financial Services Group                 6,585      279,072
Kimberly-Clark Corp.                         5,984      272,033
Raytheon Co.                                 9,258      262,649
Occidental Petroleum Corp.                   8,716      261,131
Entergy Corp.                                5,223      251,487
ConAgra Foods Inc.                          12,486      250,719
Equity Office Properties Trust               9,689      246,585
Sprint Corp. (FON Group)                    20,711      243,354
FPL Group Inc.                               4,122      242,909
Weyerhaeuser Co.                             5,077      242,833
Apache Corp.                                 3,746      231,293
Waste Management Inc.                       10,846      229,718
Bank of New York Co. Inc. (The)             11,138      228,329

Schedules of Investments                                                      69
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
KeyCorp                                      9,898  $   223,299
Burlington Northern Santa Fe Corp.           8,924      222,208
Air Products & Chemicals Inc.                5,278      218,668
CVS Corp.                                    9,132      217,798
Progress Energy Inc.                         5,560      217,674
Deere & Co.                                  5,525      216,911
Praxair Inc.                                 3,807      214,524
American Electric Power Co. Inc.             9,260      211,591
Golden West Financial Corp.                  2,914      209,604
SouthTrust Corp.                             8,077      206,206
Tribune Co.                                  4,552      204,886
Hartford Financial Services Group Inc.       5,763      203,376
FirstEnergy Corp.                            6,435      202,702
Eastman Kodak Co.                            6,840      202,464
Clear Channel Communications Inc./1/         5,931      201,180
AFLAC Inc.                                   6,220      199,351
Public Service Enterprise Group Inc.         5,217      191,412
Hancock (John) Financial Services Inc.       6,837      189,932
Consolidated Edison Inc.                     4,935      189,849
MetLife Inc.                                 6,932      182,866
Principal Financial Group Inc.               6,711      182,137
Becton, Dickinson & Co.                      5,194      178,881
General Dynamics Corp.                       3,241      178,482
PPG Industries Inc.                          3,959      178,472
Burlington Resources Inc.                    3,715      177,243
Regions Financial Corp.                      5,347      173,243
Marathon Oil Corp.                           7,224      173,159
AT&T Wireless Services Inc./1/              26,067      172,042
Sara Lee Corp.                               9,147      171,049
Aetna Inc.                                   3,428      169,000
Boeing Co. (The)                             6,712      168,203
Norfolk Southern Corp.                       9,037      167,727
Chubb Corp.                                  3,771      167,131
AmSouth Bancorp                              8,390      166,793
Newell Rubbermaid Inc.                       5,877      166,613
St. Paul Companies Inc.                      5,196      165,233
EMC Corp./1/                                22,777      164,678
Devon Energy Corp.                           3,361      162,067
Sears, Roebuck and Co.                       6,637      160,284
Illinois Tool Works Inc.                     2,715      157,877
Comerica Inc.                                4,162      157,657
Unocal Corp.                                 5,973      157,150
Albertson's Inc.                             8,296      156,380
Costco Wholesale Corp./1/                    5,205      156,306
Equity Residential                           6,406      154,192
Fortune Brands Inc.                          3,498      149,959
Johnson Controls Inc.                        2,064      149,516
Motorola Inc.                               18,091      149,432
Charter One Financial Inc.                   5,364      148,368
Ameren Corp.                                 3,774      147,375
Xerox Corp./1/                              16,792      146,090
Bear Stearns Companies Inc. (The)            2,218      145,501
M&T Bank Corp.                               1,845      144,980
DTE Energy Co.                               3,751      144,976
Archer-Daniels-Midland Co.                  13,300      143,640
Anadarko Petroleum Corp.                     3,156      143,598
Cox Communications Inc. Class A/1/           4,615      143,573
CSX Corp.                                    4,944      141,003
Countrywide Financial Corp.                  2,434      139,955
Cinergy Corp.                                4,125      138,806
CIGNA Corp.                                  3,010      137,617
Kraft Foods Inc.                             4,825      136,065
PPL Corp.                                    3,807      135,567
Lucent Technologies Inc./1/                 91,759      134,886
Jefferson-Pilot Corp.                        3,499      134,642
May Department Stores Co. (The)              6,723      133,720
Marshall & Ilsley Corp.                      5,203      132,989
MBIA Inc.                                    3,437      132,806
TXU Corp.                                    7,407      132,215
Lilly (Eli) and Co.                          2,310      132,016
AON Corp.                                    6,329      130,884
Franklin Resources Inc.                      3,963      130,422
Southwest Airlines Co.                       8,988      129,068
PACCAR Inc.                                  2,559      128,641
Computer Associates International Inc.       9,309      127,161
Sun Microsystems Inc./1/                    38,960      127,010
Federated Department Stores Inc./1/          4,451      124,717
Loews Corp.                                  3,120      124,301
Union Planters Corp.                         4,722      124,141
Genuine Parts Co.                            4,056      123,749
PG&E Corp./1/                                9,160      123,202
Computer Sciences Corp./1/                   3,778      122,974

70                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Heinz (H.J.) Co.                             4,202  $   122,698
Penney (J.C.) Co. Inc. (Holding Co.)         6,233      122,416
General Motors Corp. Class H/1/             10,797      120,926
Xcel Energy Inc.                             9,328      119,492
First Tennessee National Corp.               2,983      118,455
KeySpan Corp.                                3,643      117,487
Apple Computer Inc./1/                       8,306      117,447
Simon Property Group Inc.                    3,275      117,343
Safeway Inc./1/                              6,135      116,136
Eaton Corp.                                  1,652      115,557
Lincoln National Corp.                       4,127      115,556
Knight Ridder Inc.                           1,960      114,660
Dover Corp.                                  4,723      114,391
Masco Corp.                                  6,115      113,861
National Commerce Financial Corp.            4,800      113,760
Cincinnati Financial Corp.                   3,242      113,697
General Mills Inc.                           2,483      113,101
Mellon Financial Corp.                       5,292      112,508
SAFECO Corp.                                 3,188      111,484
Campbell Soup Co.                            5,244      110,124
Rohm & Haas Co.                              3,687      109,799
Progressive Corp. (The)                      1,826      108,300
Popular Inc.                                 3,183      108,190
Parker Hannifin Corp.                        2,772      107,387
Constellation Energy Group Inc.              3,863      107,121
EOG Resources Inc.                           2,703      106,931
MeadWestvaco Corp.                           4,654      106,018
Sempra Energy                                4,232      105,631
Edison International/1/                      7,676      105,084
Halliburton Co.                              5,069      105,080
ITT Industries Inc.                          1,936      103,402
NiSource Inc.                                5,677      103,321
Huntington Bancshares Inc.                   5,488      102,022
Torchmark Corp.                              2,829      101,278
Monsanto Co.                                 6,098      100,007
Valero Energy Corp.                          2,381       98,526
ProLogis                                     3,752       95,001
Kerr-McGee Corp.                             2,334       94,784
Compass Bancshares Inc.                      2,983       93,278
Plum Creek Timber Co. Inc.                   4,299       92,815
Ambac Financial Group Inc.                   1,831       92,502
CenturyTel Inc.                              3,334       92,018
Zions Bancorporation                         2,144       91,720
Archstone-Smith Trust                        4,123       90,541
Dean Foods Co./1/                            2,103       90,240
GreenPoint Financial Corp.                   1,993       89,306
Delphi Corp.                                13,059       89,193
Corning Inc./1/                             15,143       88,435
Clorox Co.                                   1,896       87,538
Office Depot Inc./1/                         7,231       85,543
Duke Realty Corp.                            3,144       84,825
Kellogg Co.                                  2,763       84,686
Sovereign Bancorp Inc.                       6,091       84,360
North Fork Bancorp Inc.                      2,861       84,256
MGIC Investment Corp.                        2,120       83,252
Banknorth Group Inc.                         3,781       82,464
El Paso Corp.                               13,611       82,347
Georgia-Pacific Corp.                        5,832       81,065
Colgate-Palmolive Co.                        1,476       80,353
Sherwin-Williams Co. (The)                   3,038       80,294
Rockwell Automation Inc.                     3,817       79,012
General Growth Properties Inc.               1,458       78,659
SCANA Corp.                                  2,615       78,241
Grainger (W.W.) Inc.                         1,822       78,164
Limited Brands Inc.                          6,060       77,992
Centex Corp.                                 1,433       77,898
Bard (C.R.) Inc.                             1,228       77,438
State Street Corp.                           2,447       77,399
Liz Claiborne Inc.                           2,491       77,022
Fidelity National Financial Inc.             2,236       76,359
Textron Inc.                                 2,754       75,625
Kimco Realty Corp.                           2,140       75,157
Pactiv Corp./1/                              3,702       75,151
Agilent Technologies Inc./1/                 5,698       74,929
Old Republic International Corp.             2,795       74,766
VF Corp.                                     1,986       74,733
Whirlpool Corp.                              1,503       73,692
Republic Services Inc./1/                    3,604       71,503
Hilton Hotels Corp.                          6,154       71,448
Hershey Foods Corp.                          1,132       70,931
Rockwell Collins Inc.                        3,856       70,835
Jones Apparel Group Inc./1/                  2,582       70,824

Schedules of Investments                                                      71
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Northern Trust Corp.                         2,322  $    70,705
ServiceMaster Co. (The)                      7,064       70,640
Pitney Bowes Inc.                            2,208       70,479
Public Storage Inc.                          2,318       70,235
Radian Group Inc.                            2,102       70,165
Nucor Corp.                                  1,825       69,660
Apartment Investment & Management Co.
  Class A                                    1,901       69,348
Wrigley (William Jr.) Co.                    1,223       69,100
Wisconsin Energy Corp.                       2,694       68,428
Marriott International Inc. Class A          2,086       66,356
First Virginia Banks Inc.                    1,677       65,789
Engelhard Corp.                              3,035       65,010
Pinnacle West Capital Corp.                  1,929       64,120
Hibernia Corp. Class A                       3,743       63,481
Vulcan Materials Co.                         2,099       63,453
Phelps Dodge Corp./1/                        1,951       63,368
XTO Energy Inc.                              3,325       63,175
R.J. Reynolds Tobacco Holdings Inc.          1,951       62,939
Sigma-Aldrich Corp.                          1,407       62,597
Pepco Holdings Inc.                          3,579       62,275
Lennar Corp.                                 1,162       62,225
Starwood Hotels & Resorts
  Worldwide Inc.                             2,612       62,139
Hillenbrand Industries Inc.                  1,201       61,227
Freddie Mac                                  1,151       61,118
Washington Post Company (The) Class B           89       60,641
Vornado Realty Trust                         1,676       60,001
Cablevision Systems Corp./1/                 3,154       59,894
Energy East Corp.                            3,358       59,772
Boston Properties Inc.                       1,549       58,707
Ball Corp.                                   1,039       57,872
Pulte Homes Inc.                             1,150       57,673
Unisys Corp./1/                              6,220       57,597
Associated Bancorp                           1,779       57,515
Sunoco Inc.                                  1,572       57,488
Leggett & Platt Inc.                         3,138       57,363
Janus Capital Group Inc.                     5,022       57,201
Diebold Inc.                                 1,681       57,053
Kroger Co./1/                                4,309       56,663
Pioneer Natural Resources Co./1/             2,235       56,099
Mercantile Bankshares Corp.                  1,637       55,560
Qwest Communications
  International Inc./1/                     15,914       55,540
UNUMProvident Corp.                          5,664       55,507
Equitable Resources Inc.                     1,476       55,365
AMB Property Corp.                           1,957       55,285
Liberty Property Trust                       1,748       54,712
Valley National Bancorp                      2,213       54,506
Fluor Corp.                                  1,611       54,258
UST Inc.                                     1,963       54,179
Lear Corp./1/                                1,530       54,085
Smurfit-Stone Container Corp./1/             4,028       53,810
PMI Group Inc. (The)                         2,105       53,783
AutoNation Inc./1/                           4,193       53,461
Questar Corp.                                1,787       52,842
Eastman Chemical Co.                         1,812       52,530
Commerce Bancshares Inc.                     1,433       52,376
AvalonBay Communities Inc.                   1,397       51,549
Micron Technology Inc./1/                    6,235       50,753
Health Net Inc./1/                           1,884       50,435
Scientific-Atlanta Inc.                      3,663       50,330
Rouse Co. (The)                              1,454       50,236
Telephone & Data Systems Inc.                1,221       49,951
New York Community Bancorp Inc.              1,675       49,915
Pall Corp.                                   2,490       49,800
Bemis Co.                                    1,178       49,547
NSTAR                                        1,234       49,385
Edwards (A.G.) Inc.                          1,886       48,847
SUPERVALU Inc.                               3,121       48,376
Thermo Electron Corp./1/                     2,653       48,019
Ashland Inc.                                 1,618       48,006
Puget Energy Inc.                            2,234       47,607
American Power Conversion Corp./1/           3,338       47,533
Fox Entertainment Group Inc. Class A/1/      1,782       47,526
Sonoco Products Co.                          2,248       47,051
Energizer Holdings Inc./1/                   1,843       46,978
UnionBanCal Corp.                            1,188       46,831
Williams Companies Inc.                     10,193       46,684
MDU Resources Group Inc.                     1,649       46,040
Protective Life Corp.                        1,605       45,823
Smithfield Foods Inc./1/                     2,585       45,806

72                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Autoliv Inc.                                 2,284  $    45,611
Hasbro Inc.                                  3,283       45,601
Bowater Inc.                                 1,222       45,397
Pogo Producing Co.                           1,140       45,338
Fulton Financial Corp.                       2,409       45,313
Park Place Entertainment Corp./1/            6,341       45,148
Bank of Hawaii Corp.                         1,455       44,814
T. Rowe Price Group Inc.                     1,650       44,746
Hospitality Properties Trust                 1,463       44,695
Health Care Property Investors Inc.          1,334       44,489
CenterPoint Energy Inc.                      6,291       44,352
MGM Grand Inc./1/                            1,501       43,904
New Plan Excel Realty Trust                  2,208       43,255
KB Home                                        941       42,768
TECO Energy Inc.                             4,016       42,690
Wilmington Trust Corp.                       1,534       42,645
D.R. Horton Inc.                             2,214       42,509
New York Times Co. Class A                     985       42,503
Watson Pharmaceuticals Inc./1/               1,476       42,465
Temple-Inland Inc.                           1,125       42,075
Developers Diversified Realty Corp.          1,736       41,924
Northeast Utilities                          3,010       41,899
Belo (A.H.) Corp.                            2,056       41,655
Weingarten Realty Investors                  1,059       41,418
Markel Corp./1/                                185       41,384
Anthem Inc./1/                                 624       41,340
Lyondell Chemical Co.                        2,963       41,334
Astoria Financial Corp.                      1,775       41,233
City National Corp.                            937       41,172
3Com Corp./1/                                8,303       40,934
Tyson Foods Inc. Class A                     5,255       40,726
First American Corp.                         1,669       40,724
Berkley (W.R.) Corp.                           950       40,708
Pentair Inc.                                 1,150       40,653
Storage Technology Corp./1/                  2,006       40,561
JDS Uniphase Corp./1/                       14,111       40,216
Brunswick Corp.                              2,102       39,938
United Dominion Realty Trust Inc.            2,495       39,870
McGraw-Hill Companies Inc. (The)               703       39,080
Alberto-Culver Co. Class B                     780       38,438
Avery Dennison Corp.                           653       38,312
BMC Software Inc./1/                         2,530       38,178
Bausch & Lomb Inc.                           1,160       38,152
Host Marriott Corp./1/                       5,492       38,005
Toys R Us Inc./1/                            4,539       37,991
Reebok International Ltd./1/                 1,152       37,843
Great Plains Energy Inc.                     1,581       37,738
Donnelley (R.R.) & Sons Co.                  2,055       37,648
Webster Financial Corp.                      1,071       37,614
Kinder Morgan Inc.                             831       37,395
McCormick & Co. Inc.                         1,544       37,272
SPX Corp./1/                                 1,087       37,132
ALLETE Inc.                                  1,783       37,015
DPL Inc.                                     2,963       36,919
Hormel Foods Corp.                           1,743       36,899
Amerada Hess Corp.                             831       36,780
FirstMerit Corp.                             1,987       36,640
Cullen/Frost Bankers Inc.                    1,192       36,213
National Fuel Gas Co.                        1,655       36,195
Lubrizol Corp.                               1,195       35,862
Hubbell Inc. Class B                         1,144       35,807
StanCorp Financial Group Inc.                  694       35,776
Goodrich (B.F.) Co.                          2,541       35,726
Nordstrom Inc.                               2,202       35,672
NCR Corp./1/                                 1,931       35,415
Navistar International Corp./1/              1,438       35,389
AGL Resources Inc.                           1,494       35,303
HON Industries Inc.                          1,238       35,283
Humana Inc./1/                               3,646       35,002
Citizens Communications Co./1/               3,502       34,950
Hudson City Bancorp Inc.                     1,726       34,934
BancorpSouth Inc.                            1,891       34,794
iStar Financial Inc.                         1,180       34,421
Sky Financial Group Inc.                     1,746       34,344
Hawaiian Electric Industries Inc.              841       34,279
Washington Federal Inc.                      1,622       34,159
Yum! Brands Inc./1/                          1,400       34,062
Vectren Corp.                                1,577       33,921
Advanced Micro Devices Inc./1/               5,485       33,897
Alliant Energy Corp.                         2,105       33,827
Annaly Mortgage Management Inc.              1,929       33,700
Snap-On Inc.                                 1,358       33,624

Schedules of Investments                                                      73
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Valspar Corp. (The)                            812  $    33,235
OGE Energy Corp.                             1,818       32,669
Lee Enterprises Inc.                         1,025       32,308
Independence Community Bank Corp.            1,220       32,269
Transatlantic Holdings Inc.                    490       32,120
Old National Bancorp                         1,499       32,079
CNF Inc.                                     1,053       32,064
Meredith Corp.                                 839       32,033
AmerisourceBergen Corp.                        604       31,710
BRE Properties Inc. Class A                  1,074       31,629
Colonial BancGroup Inc. (The)                2,800       31,500
HCC Insurance Holdings Inc.                  1,232       31,490
Pan Pacific Retail Properties Inc.             831       31,453
Whitney Holding Corp.                          920       31,390
Valassis Communications Inc.(1)              1,183       31,231
CarrAmerica Realty Corp.                     1,231       31,206
Martin Marietta Materials Inc.               1,129       31,172
Coors (Adolf) Company Class B                  641       31,088
Legg Mason Inc.                                637       31,047
Electronic Data Systems Corp.                1,755       30,888
CenterPoint Properties Corp.                   532       30,750
Mack-Cali Realty Corp.                         991       30,691
Arden Realty Inc.                            1,353       30,686
Tellabs Inc.(1)                              5,253       30,415
Marsh & McLennan Companies Inc.                711       30,310
Imation Corp.(1)                               810       30,148
WebMD Corp.(1)                               3,335       30,082
Wendy's International Inc.                   1,093       30,068
Cabot Corp.                                  1,256       29,968
Leucadia National Corp.                        837       29,914
WGL Holdings Inc.                            1,126       29,828
BorgWarner Inc.                                622       29,756
Helmerich & Payne Inc.                       1,160       29,719
Peoples Energy Corp.                           829       29,653
Vishay Intertechnology Inc.(1)               2,893       29,451
WPS Resources Corp.                            731       29,240
Autodesk Inc.                                1,916       29,238
Philadelphia Suburban Corp.                  1,327       29,128
FNB Corp. - Florida Shares                   1,016       29,098
First Midwest Bancorp Inc.                   1,124       29,010
Solectron Corp.(1)                           9,599       28,989
Precision Castparts Corp.                    1,213       28,906
Harsco Corp.                                   937       28,569
International Flavors & Fragrances Inc.        918       28,541
TCF Financial Corp.                            712       28,508
Nicor Inc.                                   1,038       28,358
Thornburg Mortgage Inc.                      1,373       28,325
Rayonier Inc.                                  640       28,198
RPM International Inc.                       2,666       27,993
Roslyn Bancorp Inc.                          1,545       27,779
ONEOK Inc.                                   1,509       27,675
Realty Income Corp.                            773       27,635
Avnet Inc.(1)                                2,632       27,583
Tektronix Inc.(1)                            1,603       27,491
Crescent Real Estate Equities Co.            1,895       27,250
Ryder System Inc.                            1,328       27,237
Camden Property Trust                          838       27,151
AptarGroup Inc.                                836       27,045
Broadcom Corp. Class A(1)                    2,161       26,688
CBRL Group Inc.                                968       26,572
Arrow Electronics Inc.(1)                    1,780       26,166
Park National Corp.                            280       26,124
IndyMac Bancorp Inc.                         1,340       26,063
Timken Co. (The)                             1,662       25,960
First Industrial Realty Trust Inc.             914       25,884
Ryland Group Inc.                              599       25,871
Boise Cascade Corp.                          1,182       25,827
Energen Corp.                                  799       25,616
Agere Systems Inc. Class B(1)               17,075       25,612
Delta Air Lines Inc.                         2,874       25,579
Cytec Industries Inc.(1)                       917       25,538
HRPT Properties Trust                        2,985       25,402
Piedmont Natural Gas Co.                       710       25,312
Lancaster Colony Corp.                         658       25,234
Highwoods Properties Inc.                    1,229       25,121
USA Interactive(1)                             935       25,049
Unitrin Inc.                                 1,080       25,024
South Financial Group Inc. (The)             1,151       24,919
Borders Group Inc.(1)                        1,684       24,755
Citizens Banking Corp.                       1,045       24,704
Packaging Corporation of America(1)          1,370       24,674
Dana Corp.                                   3,469       24,491

74                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Comverse Technology Inc./1/                  2,163  $    24,464
Neiman-Marcus Group Inc. Class A/1/            839       24,323
McKesson Corp.                                 974       24,282
IMC Global Inc.                              2,518       24,223
Providian Financial Corp./1/                 3,683       24,160
Genzyme Corp. - General Division/1/            661       24,093
Trustmark Corp.                              1,012       24,045
Veritas Software Corp./1/                    1,361       23,926
McClatchy Co. (The) Class A                    446       23,901
Manor Care Inc./1/                           1,242       23,884
Healthcare Realty Trust Inc.                   976       23,834
Mandalay Resort Group/1/                       864       23,812
Nike Inc. Class B                              463       23,807
Reliant Resources Inc./1/                    6,673       23,756
Owens-Illinois Inc./1/                       2,621       23,694
IKON Office Solutions Inc.                   3,336       23,686
Health Care REIT Inc.                          899       23,554
Clayton Homes Inc.                           2,132       23,537
Alexander & Baldwin Inc.                       946       23,518
Westamerica Bancorp                            595       23,497
Outback Steakhouse Inc.                        664       23,492
Raymond James Financial Inc.                   905       23,412
Pier 1 Imports Inc.                          1,468       23,282
Reckson Associates Realty Corp.              1,236       23,237
Ocean Energy Inc.                            1,160       23,200
Omnicare Inc.                                  851       23,156
ADC Telecommunications Inc./1/              11,237       23,148
AmerUs Group Co.                               942       23,117
AES Corp. (The)/1/                           6,382       23,103
United States Steel Corp.                    2,333       22,933
Hudson United Bancorp                          744       22,915
Constellation Brands Inc./1/                 1,009       22,904
Symbol Technologies Inc.                     2,657       22,877
Commercial Federal Corp.                     1,052       22,849
Atmos Energy Corp.                           1,073       22,812
Sanmina-SCI Corp./1/                         5,646       22,810
Mercury General Corp.                          599       22,732
Corn Products International Inc.               778       22,686
Maxtor Corp./1/                              4,019       22,627
Erie Indemnity Co. Class A                     622       22,579
Kennametal Inc.                                799       22,476
Alleghany Corp./1/                             137       22,382
ICOS Corp./1/                                1,196       22,377
Circuit City Stores Inc.                     4,301       22,365
VeriSign Inc./1/                             2,558       22,357
Home Properties of New York Inc.               673       22,344
FMC Technologies Inc./1/                     1,163       22,330
Millennium Pharmaceuticals Inc./1/           2,834       22,275
Electronics For Imaging Inc./1/              1,256       22,217
Foot Locker Inc.                             2,055       21,988
Airborne Inc.                                1,118       21,924
MONY Group Inc. (The)                        1,049       21,924
CIENA Corp./1/                               4,980       21,763
Cousins Properties Inc.                        837       21,636
Saks Inc./1/                                 2,806       21,578
Wallace Computer Services Inc.                 865       21,547
Triad Hospitals Inc./1/                        799       21,493
Teleflex Inc.                                  600       21,420
Lafarge North America Inc.                     734       21,323
Dillards Inc. Class A                        1,620       20,930
Newmont Mining Corp.                           800       20,920
PepsiAmericas Inc.                           1,766       20,768
Smucker (J.M.) Co. (The)                       590       20,632
Crane Co.                                    1,183       20,608
ArvinMeritor Inc.                            1,467       20,523
Dial Corp. (The)                             1,053       20,428
DQE Inc.                                     1,672       20,382
Crown Holdings Inc./1/                       3,674       20,354
American Greetings Corp. Class A/1/          1,547       20,266
Toll Brothers Inc./1/                        1,048       20,226
Estee Lauder Companies Inc. Class A            665       20,189
Noble Energy Inc.                              584       20,025
Winn-Dixie Stores Inc.                       1,514       20,015
IDACORP Inc.                                   872       19,882
Cummins Inc.                                   802       19,729
Mattel Inc.                                    871       19,597
Universal Corp.                                519       19,597
Tech Data Corp./1/                             816       19,535
Downey Financial Corp.                         494       19,469
PacifiCare Health Systems Inc./1/              806       19,457
LSI Logic Corp./1/                           4,295       19,413
Commerce Group Inc.                            565       19,323

Schedules of Investments                                                      75
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Great Lakes Chemical Corp.                     869  $    19,292
Louisiana-Pacific Corp./1/                   2,422       19,206
York International Corp.                       914       19,194
Prentiss Properties Trust                      708       19,187
New Jersey Resources Corp.                     586       19,133
Invitrogen Corp./1/                            624       19,113
Service Corp. International/1/               6,830       18,987
Claire's Stores Inc.                           803       18,959
Calpine Corp./1/                             5,743       18,952
PNM Resources Inc.                             842       18,937
Standard-Pacific Corp.                         742       18,928
Post Properties Inc.                           783       18,909
American National Insurance Co.                241       18,781
Iron Mountain Inc./1/                          490       18,742
Tom Brown Inc./1/                              772       18,682
Worthington Industries Inc.                  1,566       18,682
Vertex Pharmaceuticals Inc./1/               1,673       18,604
SL Green Realty Corp.                          605       18,489
Goodyear Tire & Rubber Co. (The)             3,576       18,488
Broadwing Inc./1/                            4,585       18,340
Harris Corp.                                   659       18,300
Minerals Technologies Inc.                     479       18,255
Cooper Tire & Rubber Co.                     1,496       18,251
Allegheny Energy Inc.                        2,937       18,239
St. Mary Land & Exploration Co.                728       18,236
Regency Centers Corp.                          553       18,221
Payless ShoeSource Inc./1/                   1,161       18,170
Visteon Corp.                                3,047       18,099
Ralcorp Holdings Inc./1/                       695       18,098
Novell Inc./1/                               8,408       18,077
EMCOR Group Inc./1/                            374       18,045
CBL & Associates Properties Inc.               444       18,022
Manpower Inc.                                  603       18,018
Rowan Companies Inc.                           915       17,989
Zale Corp./1/                                  549       17,974
Forest City Enterprises Inc. Class A           515       17,912
Crown Castle International Corp./1/          3,244       17,842
LaBranche & Co. Inc.                           970       17,829
Trizec Properties Inc.                       2,095       17,808
Bob Evans Farms Inc.                           735       17,706
UGI Corp.                                      385       17,595
Scotts Co. (The) Class A/1/                    339       17,560
Pittston Brink's Group                       1,260       17,464
La-Z-Boy Inc.                                1,010       17,453
Western Digital Corp./1/                     1,923       17,422
Murphy Oil Corp.                               393       17,359
Pride International Inc./1/                  1,285       17,335
American Capital Strategies Ltd.               773       17,315
Allmerica Financial Corp./1/                 1,234       17,313
Kellwood Co.                                   598       17,306
Newfield Exploration Co./1/                    510       17,284
M.D.C. Holdings Inc.                           450       17,271
IDT Corp./1/                                 1,150       17,227
Harleysville Group Inc.                        689       17,191
Tidewater Inc.                                 598       17,175
Readers Digest Association Inc. (The)        1,677       17,122
ADTRAN Inc./1/                                 476       17,093
Millennium Chemicals Inc.                    1,459       17,041
Werner Enterprises Inc.                        884       17,026
Genentech Inc./1/                              486       17,015
Liberty Corp.                                  387       16,873
LandAmerica Financial Group Inc.               424       16,854
Susquehanna Bancshares Inc.                    813       16,845
Hercules Inc./1/                             1,929       16,782
CheckFree Corp./1/                             742       16,680
Charter Municipal Mortgage Acceptance
  Co.                                          948       16,656
Quintiles Transnational Corp./1/             1,367       16,623
Lamar Advertising Co./1/                       566       16,612
EarthLink Inc./1/                            2,880       16,560
Carlisle Companies Inc.                        406       16,439
Anixter International Inc./1/                  725       16,436
Dynegy Inc. Class A                          6,290       16,417
Mueller Industries Inc./1/                     655       16,355
Beazer Homes USA Inc./1/                       277       16,290
Sensient Technologies Corp.                    808       16,176
Friedman, Billings, Ramsey Group, Inc.
  Class A/1/                                 1,784       16,147
Yellow Corp./1/                                669       16,143
ENSCO International Inc.                       628       16,020
Polo Ralph Lauren Corp./1/                     699       16,007
Wolverine World Wide Inc.                      954       15,980

76                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Westar Energy Inc.                           1,318  $    15,974
Capitol Federal Financial                      530       15,889
CH Energy Group Inc.                           380       15,846
Ohio Casualty Corp./1/                       1,226       15,840
First Commonwealth Financial Corp.           1,358       15,821
USFreightways Corp.                            625       15,819
Phoenix Companies Inc.                       2,184       15,812
Ventas Inc.                                  1,360       15,776
Impac Mortgage Holdings Inc.                 1,214       15,770
Apogent Technologies Inc./1/                 1,081       15,761
Kansas City Southern Industries Inc./1/      1,395       15,666
Abgenix Inc./1/                              1,796       15,625
KEMET Corp./1/                               1,997       15,577
Southwest Gas Corp.                            763       15,527
Cree Inc./1/                                   836       15,483
National-Oilwell Inc./1/                       690       15,449
Ingram Micro Inc. Class A/1/                 1,400       15,442
Tetra Tech Inc./1/                           1,092       15,441
Albemarle Corp.                                633       15,414
Intersil Corp. Class A/1/                      985       15,327
Cabot Oil & Gas Corp.                          635       15,240
Premcor Inc./1/                                593       15,234
LNR Property Corp.                             452       15,232
Protein Design Labs Inc./1/                  2,058       15,229
AnnTaylor Stores Corp./1/                      741       15,213
Fuller (H.B.) Co.                              658       15,213
Sirius Satellite Radio Inc./1/              20,606       15,042
Coventry Health Care Inc./1/                   456       15,002
GTECH Holdings Corp./1/                        453       14,795
Northwest Natural Gas Co.                      589       14,784
Avaya Inc./1/                                7,246       14,782
Hutchinson Technology Inc./1/                  594       14,684
Selective Insurance Group Inc.                 596       14,626
Henry Schein Inc./1/                           324       14,612
E*TRADE Group Inc./1/                        3,470       14,609
Del Monte Foods Co./1/                       1,957       14,599
Compuware Corp./1/                           4,304       14,591
Peabody Energy Corp.                           523       14,586
Waypoint Financial Corp.                       845       14,585
American Standard Companies Inc./1/            212       14,579
Sybase Inc./1/                               1,124       14,556
Briggs & Stratton Corp.                        374       14,526
Baker Hughes Inc.                              485       14,516
Community First Bankshares Inc.                564       14,410
Barnes & Noble Inc./1/                         755       14,337
People's Bank                                  567       14,317
Tecumseh Products Co. Class A                  349       14,302
Thoratec Corp./1/                            1,119       14,200
Media General Inc. Class A                     288       14,181
Lennox International Inc.                      984       14,170
Callaway Golf Co.                            1,192       14,161
American Financial Group Inc.                  711       14,113
Gables Residential Trust                       526       14,076
Silicon Valley Bancshares/1/                   773       14,061
Trinity Industries Inc.                        816       14,052
Massey Energy Co.                            1,494       14,044
GATX Corp.                                     969       14,031
UMB Financial Corp.                            381       13,983
Nationwide Financial Services Inc.             572       13,940
Philadelphia Consolidated Holding
  Corp./1/                                     387       13,932
Hunt (J.B.) Transport Services Inc./1/         517       13,918
Iomega Corp./1/                              1,253       13,908
Dow Jones & Co. Inc.                           392       13,892
CMS Energy Corp.                             3,148       13,883
SEACOR SMIT Inc./1/                            396       13,860
Chemical Financial Corp.                       522       13,849
Advanced Fibre Communications Inc./1/          908       13,747
PerkinElmer Inc.                             1,544       13,726
Big Lots Inc./1/                             1,214       13,657
OfficeMax Inc./1/                            2,650       13,648
Brandywine Realty Trust                        619       13,618
Flowers Foods Inc.                             497       13,613
AGCO Corp./1/                                  843       13,572
Jacobs Engineering Group Inc./1/               321       13,485
Extended Stay America Inc./1/                1,326       13,393
Stanley Works (The)                            558       13,386
Commercial Net Lease Realty Inc.               882       13,318
Hancock Holding Co.                            309       13,293
CNA Financial Corp./1/                         593       13,283
Thomas & Betts Corp./1/                        935       13,258
Dun & Bradstreet Corp./1/                      346       13,234
First Citizens BancShares Inc. Class A         140       13,173

Schedules of Investments                                                      77
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
International Speedway Corp. Class A           328  $    13,140
Nationwide Health Properties Inc.            1,020       13,107
Quantum Corp./1/                             3,618       13,061
ProAssurance Corp./1/                          553       13,007
Emmis Communications Corp./1/                  768       12,964
Hughes Supply Inc.                             555       12,926
Potlatch Corp.                                 660       12,824
Florida East Coast Industries Inc.             523       12,787
First Financial Bancorp                        803       12,736
American Axle & Manufacturing Holdings
  Inc./1/                                      604       12,708
ICN Pharmaceuticals Inc.                     1,423       12,679
Toro Co.                                       181       12,679
Colonial Properties Trust                      383       12,670
Florida Rock Industries Inc.                   374       12,660
Mirant Corp./1/                              7,885       12,616
Varco International Inc./1/                    688       12,597
Greater Bay Bancorp                            878       12,555
Rite Aid Corp./1/                            5,594       12,531
Coherent Inc./1/                               667       12,506
Arkansas Best Corp.                            491       12,481
Andrew Corp./1/                              2,266       12,463
American Tower Corp. Class A/1/              2,252       12,431
Kilroy Realty Corp.                            559       12,354
First Charter Corp.                            705       12,309
Terex Corp./1/                                 994       12,286
AMCORE Financial Inc.                          564       12,278
Capital Automotive                             489       12,196
Senior Housing Properties Trust              1,048       12,104
El Paso Electric Co./1/                      1,119       12,085
Anthracite Capital Inc.                      1,054       12,058
Alpharma Inc. Class A                          671       12,031
Quanex Corp.                                   378       11,983
Provident Bankshares Corp.                     518       11,955
Delphi Financial Group Inc. Class A            305       11,950
Doral Financial Corp.                          338       11,948
Human Genome Sciences Inc./1/                1,394       11,919
Choice Hotels International Inc./1/            485       11,824
FirstFed Financial Corp./1/                    391       11,804
Cleco Corp.                                    940       11,797
CarMax Inc./1/                                 806       11,743
CV Therapeutics Inc./1/                        651       11,738
Edwards Lifesciences Corp./1/                  428       11,727
Brown Shoe Co. Inc.                            431       11,667
Joy Global Inc./1/                           1,073       11,621
Avista Corp.                                 1,094       11,585
Blyth Inc.                                     452       11,494
UniSource Energy Corp.                         664       11,487
WesBanco Inc.                                  488       11,453
Republic Bancorp Inc.                          971       11,438
Southern Union Co./1/                          937       11,385
OSI Pharmaceuticals Inc./1/                    711       11,376
National Semiconductor Corp./1/                667       11,366
United Stationers Inc./1/                      532       11,358
SanDisk Corp./1/                               674       11,337
US Oncology Inc./1/                          1,596       11,332
MPS Group Inc./1/                            2,167       11,312
Dycom Industries Inc./1/                     1,093       11,291
Applied Micro Circuits Corp./1/              3,454       11,260
Interactive Data Corp./1/                      802       11,236
Allied Capital Corp.                           562       11,229
Connecticut Bankshares Inc.                    270       11,213
Taubman Centers Inc.                           658       11,206
Six Flags Inc./1/                            2,000       11,200
Corrections Corp. of America/1/                637       11,122
Western Gas Resources Inc.                     341       11,100
Loews Corporation - Carolina Group             599       11,081
Horace Mann Educators Corp.                    841       11,034
AVX Corp.                                    1,224       11,016
Tesoro Petroleum Corp./1/                    1,475       10,915
Insight Communications Co. Inc./1/             912       10,898
Granite Construction Inc.                      691       10,849
Radio One Inc. Class D/1/                      816       10,804
Kimball International Inc. Class B             774       10,798
Church & Dwight Co. Inc.                       352       10,687
PSS World Medical Inc./1/                    1,637       10,673
Aztar Corp./1/                                 793       10,650
Moog Inc. Class A/1/                           348       10,649
Longs Drug Stores Corp.                        709       10,635
Teradyne Inc./1/                               913       10,627
Equity One Inc.                                691       10,565
Lexington Corp. Properties Trust               619       10,554

78                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Molex Inc.                                     490  $    10,525
Casey's General Store Inc.                     884       10,520
Black Hills Corp.                              382       10,501
United Defense Industries Inc./1/              485       10,495
BOK Financial Corp./1/                         321       10,487
Overseas Shipholding Group Inc.                626       10,454
RAIT Investment Trust                          460       10,414
Donaldson Co. Inc.                             284       10,389
Provident Financial Group Inc.                 489       10,381
Heritage Property Investment Trust Inc.        414       10,371
Novellus Systems Inc./1/                       379       10,335
USEC Inc.                                    1,878       10,329
Banta Corp.                                    349       10,289
Entertainment Properties Trust                 388       10,282
Reinsurance Group of America Inc.              390       10,249
Smith (A.O.) Corp.                             382       10,238
Ceridian Corp./1/                              732       10,233
Schulman (A.) Inc.                             703       10,215
Ethan Allen Interiors Inc.                     347       10,212
Idex Corp.                                     352       10,208
Fremont General Corp.                        1,458       10,133
Wesco Financial Corp.                           34       10,132
Texas Regional Bancshares Inc. Class A         334       10,096
W Holding Co. Inc.                             548       10,061
RLI Corp.                                      372        9,996
Swift Transportation Co. Inc./1/               624        9,984
Laclede Group Inc. (The)                       427        9,906
Sunrise Assisted Living Inc./1/                411        9,864
Modine Manufacturing Co.                       657        9,848
Thomas Industries Inc.                         394        9,771
La Quinta Corp.                              3,185        9,714
Summit Properties Inc.                         525        9,713
Russell Corp.                                  554        9,695
Gateway Inc./1/                              4,088        9,648
UIL Holdings Corp.                             278        9,647
Crompton Corp.                               2,380        9,639
Westport Resources Corp./1/                    475        9,571
Seacoast Financial Services Corp.              524        9,563
Journal Register Co./1/                        626        9,553
Hispanic Broadcasting Corp./1/                 459        9,483
Genesis Health Ventures Inc./1/                638        9,481
Gemstar-TV Guide International Inc./1/       2,583        9,477
Donnelley (R.H.) Corp./1/                      319        9,468
F&M Bancorp                                    215        9,462
Arch Coal Inc.                                 497        9,448
Integrated Device Technology Inc./1/         1,179        9,361
Dollar Thrifty Automotive Group Inc./1/        561        9,341
Cimarex Energy Co./1/                          480        9,336
Texas Industries Inc.                          485        9,327
Curtiss-Wright Corp.                           154        9,317
BankAtlantic Bancorp Inc. Class A              949        9,291
MAF Bancorp Inc.                               276        9,287
Student Loan Corp.                              95        9,272
Catellus Development Corp./1/                  441        9,261
First Merchants Corp.                          405        9,238
Scholastic Corp./1/                            342        9,200
Charming Shoppes Inc./1/                     2,627        9,194
United Rentals Inc./1/                         955        9,187
Kaydon Corp.                                   488        9,184
Unizan Financial Corp.                         499        9,142
Roadway Corp.                                  272        9,117
21st Century Insurance Group                   734        9,102
United States Cellular Corp./1/                385        9,090
EastGroup Properties Inc.                      355        9,074
Anworth Mortgage Asset Corp.                   692        9,038
XM Satellite Radio Holdings Inc. Class
  A/1/                                       1,534        9,035
Empire District Electric Co. (The)             513        9,029
Gartner Inc. Class A/1/                      1,299        9,028
Vintage Petroleum Inc.                         948        9,006
Trust Co. of New Jersey (The)                  329        8,988
ESCO Technologies Inc./1/                      274        8,987
Pulitzer Inc.                                  206        8,975
Gaylord Entertainment Co./1/                   499        8,957
Acuity Brands Inc.                             665        8,944
Harbor Florida Bancshares Inc.                 382        8,924
Oshkosh Truck Corp.                            143        8,909
CommScope Inc./1/                            1,187        8,902
Aquila Inc.                                  4,279        8,900
Ruddick Corp.                                  723        8,893
Stewart Information Services Corp./1/          383        8,889
Alaska Air Group Inc./1/                       564        8,832
Renal Care Group Inc./1/                       283        8,824

Schedules of Investments                                                      79
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Diamond Offshore Drilling Inc.                 452  $     8,773
Acxiom Corp./1/                                521        8,768
South Jersey Industries Inc.                   275        8,676
Ascential Software Corp./1/                  3,091        8,655
Benchmark Electronics Inc./1/                  305        8,641
Stone Energy Corp./1/                          257        8,630
MB Financial Inc.                              241        8,628
Southwest Bancorp of Texas Inc./1/             287        8,619
Community Bank System Inc.                     274        8,612
Delta & Pine Land Co.                          380        8,592
Lone Star Steakhouse & Saloon Inc.             405        8,582
BankUnited Financial Corp. Class A/1/          486        8,578
Arch Chemicals Inc.                            457        8,546
UICI/1/                                        885        8,505
Northwest Airlines Corp./1/                  1,232        8,501
Bedford Property Investors Inc.                325        8,495
Triarc Companies Inc./1/                       305        8,494
Hollywood Entertainment Corp./1/               528        8,469
Pep Boys-Manny, Moe & Jack Inc.              1,112        8,451
Viad Corp.                                     393        8,426
Landry's Restaurants Inc.                      499        8,383
EGL Inc./1/                                    561        8,336
Viasys Healthcare Inc./1/                      595        8,330
Wausau-Mosinee Paper Corp.                     816        8,323
Reliance Steel & Aluminum Co.                  551        8,320
Sycamore Networks Inc./1/                    2,728        8,320
Ferro Corp.                                    389        8,313
Federal Signal Corp.                           584        8,293
Performance Food Group Co./1/                  270        8,278
Station Casinos Inc./1/                        391        8,254
Handleman Co./1/                               561        8,247
Jack in the Box Inc./1/                        455        8,240
Corus Bankshares Inc.                          206        8,221
California Water Service Group                 318        8,188
Novastar Financial Inc.                        239        8,162
PFF Bancorp Inc.                               254        8,151
Offshore Logistics Inc./1/                     450        8,123
Esterline Technologies Corp./1/                479        8,100
Regal-Beloit Corp.                             528        8,084
Sovran Self Storage Inc.                       283        8,060
Hain Celestial Group Inc./1/                   532        8,039
Jones Lang LaSalle Inc./1/                     588        8,032
Redwood Trust Inc.                             247        8,028
Adaptec Inc./1/                              1,330        8,020
Bandag Inc.                                    251        8,004
Mylan Laboratories Inc.                        278        7,992
Ariba Inc./1/                                2,833        7,989
Wabtec Corp.                                   688        7,988
Mid-State Bancshares                           478        7,987
Nektar Therapeutics/1/                       1,262        7,976
Hudson River Bancorp Inc.                      347        7,974
National Health Investors Inc.                 519        7,967
Hearst-Argyle Television Inc./1/               385        7,966
M/I Schottenstein Homes Inc.                   276        7,916
Harland (John H.) Co.                          325        7,901
First Financial Corp.                          166        7,845
Saxon Capital Inc./1/                          586        7,800
Superior Industries International Inc.         214        7,796
Bay View Capital Corp./1/                    1,429        7,788
Medicis Pharmaceutical Corp. Class A/1/        140        7,783
Juniper Networks Inc./1/                       951        7,770
Forest Oil Corp./1/                            348        7,760
Commercial Metals Co.                          556        7,756
Applied Industrial Technologies Inc.           464        7,753
Regis Corp.                                    311        7,747
ImClone Systems Inc./1/                        467        7,743
Longview Fibre Co.                           1,163        7,734
First Federal Capital Corp.                    380        7,718
Nu Skin Enterprises Inc. Class A               765        7,704
ShopKo Stores Inc./1/                          661        7,701
Bowne & Co. Inc.                               767        7,670
Imagistics International Inc./1/               411        7,653
Furniture Brands International Inc./1/         391        7,648
Central Garden & Pet Co./1/                    353        7,639
Sterling Financial Corp. (Washington)/1/       360        7,639
Cornerstone Realty Income Trust Inc.         1,095        7,621
AMR Corp./1/                                 3,628        7,619
Continental Airlines Inc. Class B/1/         1,473        7,542
Mid-America Apartment
  Communities Inc.                             318        7,537
Sierra Pacific Resources/1/                  2,354        7,486
Alabama National Bancorp                       182        7,462

80                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Koger Equity Inc.                              487  $     7,451
Corixa Corp./1/                              1,089        7,449
Datascope Corp.                                273        7,393
IBERIABANK Corp.                               181        7,367
Flagstar Bancorp Inc.                          279        7,357
Actuant Corp. Class A/1/                       209        7,346
Amylin Pharmaceuticals Inc./1/                 452        7,322
Emulex Corp./1/                                381        7,296
PS Business Parks Inc.                         244        7,259
Griffon Corp./1/                               562        7,250
First Sentinel Bancorp Inc.                    524        7,242
Blockbuster Inc.                               422        7,216
Lattice Semiconductor Corp./1/                 954        7,193
AK Steel Holding Corp./1/                    2,212        7,189
Tupperware Corp.                               520        7,186
Men's Wearhouse Inc. (The)/1/                  480        7,181
FelCor Lodging Trust Inc.                    1,152        7,177
Triumph Group Inc./1/                          319        7,162
Stewart & Stevenson Services Inc.              656        7,150
Credence Systems Corp./1/                    1,051        7,147
Technitrol Inc./1/                             488        7,144
Kramont Realty Trust                           476        7,140
Sealed Air Corp./1/                            177        7,103
PolyOne Corp.                                1,821        7,102
TMP Worldwide Inc./1/                          661        7,093
American States Water Co.                      296        7,074
Community Trust Bancorp Inc.                   280        7,070
MFA Mortgage Investments Inc.                  817        7,067
Boca Resorts Inc. Class A/1/                   641        7,057
Net.B@nk Inc.                                  758        7,042
Arbitron Inc./1/                               221        7,006
Stride Rite Corp.                              824        7,004
Ionics Inc./1/                                 422        6,984
First Financial Holdings Inc.                  283        6,982
Steelcase Inc. Class A                         727        6,943
Chemed Corp.                                   218        6,908
Holly Corp.                                    240        6,874
SPS Technologies Inc./1/                       281        6,856
Applera Corp. - Celera Genomics Group/1/       795        6,853
Odyssey Re Holdings Corp.                      379        6,841
Penn Virginia Corp.                            178        6,835
Wellman Inc.                                   732        6,830
Sybron Dental Specialties Inc./1/              391        6,823
Checkpoint Systems Inc./1/                     692        6,809
United Online Inc./1/                          394        6,793
Harte-Hanks Inc.                               354        6,761
Nordson Corp.                                  280        6,745
Cable Design Technologies Corp./1/           1,013        6,736
Knight Trading Group Inc./1/                 1,722        6,716
G&K Services Inc. Class A                      279        6,696
AMLI Residential Properties Trust              318        6,694
Burlington Coat Factory Warehouse Corp.        410        6,683
Keystone Property Trust                        388        6,674
Weis Markets Inc.                              218        6,673
Integra Bank Corp.                             389        6,671
Tredegar Corp.                                 558        6,668
Community Health Systems Inc./1/               325        6,659
Silicon Graphics Inc./1/                     4,351        6,657
Investors Real Estate Trust                    712        6,629
Boyd Gaming Corp./1/                           519        6,617
Coca-Cola Enterprises Inc.                     354        6,616
Tractor Supply Co./1/                          200        6,604
Owens & Minor Inc.                             376        6,599
Parkway Properties Inc.                        175        6,594
Universal Compression Holdings Inc./1/         377        6,579
Range Resources Corp./1/                     1,151        6,572
Capital City Bank Group Inc.                   168        6,570
United Therapeutics Inc./1/                    381        6,568
Allen Telecom Inc./1/                          673        6,562
Skyworks Solutions Inc./1/                   1,051        6,548
Gardner Denver Inc./1/                         355        6,532
East West Bancorp Inc.                         211        6,509
Fidelity Bankshares Inc.                       354        6,492
RFS Hotel Investors Inc.                       669        6,489
Citrix Systems Inc./1/                         491        6,462
Phillips-Van Heusen Corp.                      523        6,459
NCI Building Systems Inc./1/                   415        6,437
Hanover Compressor Co./1/                      984        6,396
Cell Therapeutics Inc./1/                      767        6,358
United Community Financial Corp.               726        6,353
Exelixis Inc./1/                               952        6,340
CDI Corp./1/                                   272        6,338

Schedules of Investments                                                      81
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Finish Line Inc. (The)/1/                      422  $     6,330
Omega Financial Corp.                          182        6,325
URS Corp./1/                                   548        6,318
Irwin Financial Corp.                          323        6,295
Pegasus Solutions Inc./1/                      562        6,294
First Financial Bankshares Inc.                177        6,284
C&D Technologies Inc.                          524        6,278
Methode Electronics Inc. Class A               775        6,277
U.S. Restaurant Properties Inc.                445        6,275
RSA Security Inc./1/                           879        6,241
MacDermid Inc.                                 305        6,237
International Multifoods Corp./1/              322        6,221
Bank Mutual Corp.                              245        6,191
Brooks Automation Inc./1/                      640        6,189
Jo-Ann Stores Inc./1/                          307        6,140
Sepracor Inc./1/                               453        6,134
NCO Group Inc./1/                              423        6,133
Simmons First National Corp. Class A           170        6,129
Analogic Corp.                                 134        6,107
Marcus Corp.                                   447        6,079
U.S. Industries Inc./1/                      1,533        6,071
Sola International Inc./1/                     489        6,044
Nabi Biopharmaceuticals/1/                   1,003        6,018
Local Financial Corp./1/                       417        6,013
NBT Bancorp Inc.                               345        6,013
CIBER Inc./1/                                1,259        5,993
Stewart Enterprises Inc. Class A/1/          2,212        5,972
FMC Corp./1/                                   380        5,958
GlobeSpanVirata Inc./1/                      1,319        5,935
Metro-Goldwyn-Mayer Inc./1/                    564        5,922
Heartland Express Inc./1/                      306        5,869
WMS Industries Inc./1/                         459        5,852
Interstate Bakeries Corp.                      557        5,848
Chesapeake Corp.                               346        5,844
Gold Bancorp Inc.                              729        5,839
Peoples Holding Co.                            137        5,836
Parametric Technology Corp./1/               2,684        5,824
Georgia Gulf Corp.                             289        5,818
Sandy Spring Bancorp Inc.                      178        5,808
Russ Berrie & Co. Inc.                         181        5,792
AMC Entertainment Inc./1/                      666        5,774
Ultratech Stepper Inc./1/                      482        5,770
Sterling Bancshares Inc.                       485        5,767
DoubleClick Inc./1/                            736        5,719
PAREXEL International Corp./1/                 416        5,708
Pioneer-Standard Electronics Inc.              674        5,689
Valhi Inc.                                     517        5,687
Denbury Resources Inc./1/                      525        5,686
Cox Radio Inc. Class A/1/                      274        5,661
Corporate Office Properties Trust              379        5,647
Belden Inc.                                    523        5,622
Enterasys Networks Inc./1/                   3,020        5,587
Comstock Resources Inc./1/                     552        5,575
Universal Health Realty Income Trust           215        5,569
Korn/Ferry International/1/                    850        5,567
Equity Inns Inc.                               949        5,552
Nuevo Energy Co./1/                            409        5,542
Unifi Inc./1/                                1,150        5,532
Raytech Corp./1/                               942        5,530
Dress Barn Inc./1/                             411        5,528
Farmer Brothers Co.                             18        5,527
American Management Systems Inc./1/            457        5,521
Cumulus Media Inc. Class A/1/                  379        5,518
Cell Genesys Inc./1/                           745        5,506
Greif Inc. Class A                             306        5,502
Sinclair Broadcast Group Inc. Class A/1/       700        5,502
Brinker International Inc./1/                  180        5,490
Nautica Enterprises Inc./1/                    564        5,471
DIMON Inc.                                     954        5,466
Shurgard Storage Centers Inc. Class A          176        5,465
Quiksilver Inc./1/                             178        5,450
Allegheny Technologies Inc.                  1,878        5,446
Ameron International Corp.                      91        5,442
Jabil Circuit Inc./1/                          309        5,407
Jakks Pacific Inc./1/                          521        5,398
Spherion Corp./1/                            1,358        5,391
NACCO Industries Inc.                          117        5,382
TBC Corp./1/                                   384        5,376
Rainbow Technologies Inc./1/                   570        5,375
Alliance Data Systems Corp./1/                 316        5,372
Prime Hospitality Corp./1/                   1,040        5,366
Glenborough Realty Trust Inc.                  347        5,365

82                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares       Value
---------------------------------------------------------------
Entravision Communications Corp./1/            991  $     5,351
Kadant Inc./1/                                 326        5,343
Boston Communications Group Inc./1/            341        5,340
Harrah's Entertainment Inc./1/                 149        5,319
Trammell Crow Co./1/                           668        5,317
Port Financial Corp.                           111        5,305
3TEC Energy Corp./1/                           350        5,271
Walter Industries Inc.                         604        5,267
Silgan Holdings Inc./1/                        237        5,254
Watsco Inc.                                    384        5,253
CONMED Corp./1/                                320        5,251
MEMC Electronics Materials Inc./1/             465        5,231
Sun Communities Inc.                           146        5,227
Stage Stores Inc./1/                           246        5,210
FIRSTFED AMERICA BANCORP INC.                  186        5,208
PC-Tel Inc./1/                                 577        5,199
NUI Corp.                                      356        5,198
OM Group Inc.                                  593        5,189
Hawthorne Financial Corp./1/                   175        5,173
Medarex Inc./1/                              1,598        5,162
National Western Life Insurance Co.
  Class A/1/                                    55        5,149
Independent Bank Corp. (Michigan)              255        5,125
Playtex Products Inc./1/                       631        5,086
Arrow International Inc.                       125        5,084
Unova Inc./1/                                  945        5,075
Kaman Corp. Class A                            517        5,056
Golden Telecom Inc./1/                         339        5,051
Harris Interactive Inc./1/                     919        5,036
MTS Systems Corp.                              464        5,011
Newport Corp./1/                               423        4,996
West Coast Bancorp                             351        4,995
Insignia Financial Group Inc./1/               456        4,989
Alexion Pharmaceuticals Inc./1/                410        4,986
Cambrex Corp.                                  207        4,972
FBL Financial Group Inc. Class A               251        4,957
Urstadt Biddle Properties Inc. Class A         413        4,948
United Fire & Casualty Co.                     166        4,947
Southern Peru Copper Corp.                     338        4,935
Watts Industries Inc. Class A                  316        4,923
Equifax Inc.                                   246        4,918
Centex Construction Products Inc.              136        4,896
Kirby Corp./1/                                 198        4,871
Fisher Communications Inc.                     109        4,867
Standard Microsystems Corp./1/                 320        4,861
Old Second Bancorp Inc.                        128        4,841
Meritage Corp./1/                              144        4,828
Park Electrochemical Corp.                     318        4,815
Arris Group Inc./1/                          1,297        4,799
RTI International Metals Inc./1/               489        4,792
Universal Forest Products Inc.                 309        4,790
Ramco-Gershenson Properties Trust              218        4,789
First Place Financial Corp.                    315        4,788
REMEC Inc./1/                                  991        4,757
NetIQ Corp./1/                                 424        4,732
Sequa Corp. Class A/1/                         138        4,727
Saul Centers Inc.                              205        4,725
State Auto Financial Corp.                     279        4,723
Align Technology Inc./1/                       780        4,719
Vitesse Semiconductor Corp./1/               2,197        4,702
Atmel Corp./1/                               2,936        4,698
Conexant Systems Inc./1/                     3,153        4,698
Consolidated Graphics Inc./1/                  279        4,690
Century Business Services Inc./1/            1,824        4,688
UnitedGlobalCom Inc. Class A/1/              1,537        4,688
Valmont Industries Inc.                        217        4,687
Cash America International Inc.                494        4,683
Veritas DGC Inc./1/                            703        4,675
Troy Financial Corp.                           183        4,672
Maxygen Inc./1/                                640        4,659
Praecis Pharmaceuticals Inc./1/              1,197        4,632
Scripps (E.W.) Co. Class A                      61        4,620
Cypress Semiconductor Corp./1/                 667        4,602
Incyte Corp./1/                              1,537        4,596
Churchill Downs Inc.                           135        4,590
SJW Corp.                                       60        4,590
ValueClick Inc./1/                           1,515        4,590
JLG Industries Inc.                            972        4,588
SkyWest Inc.                                   445        4,588
Kelly Services Inc. Class A                    213        4,584
First Republic Bank/1/                         212        4,579
Pharmacopeia Inc./1/                           519        4,552

Schedules of Investments                                                      83
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Bank of Granite Corp.                          273  $     4,535
Instinet Group Inc.                          1,289        4,524
Oil States International Inc./1/               377        4,524
Energy Partners Ltd./1/                        443        4,519
Carpenter Technology Corp.                     445        4,517
LaSalle Hotel Properties                       378        4,517
City Holding Co.                               165        4,514
Vignette Corp./1/                            2,967        4,510
Anaren Inc./1/                                 521        4,507
Tanox Inc./1/                                  348        4,507
Union Bankshares Corp.                         168        4,504
CIMA Labs Inc./1/                              207        4,492
PanAmSat Corp./1/                              318        4,490
United Auto Group Inc./1/                      382        4,489
Parker Drilling Co./1/                       1,893        4,486
Applera Corp. - Applied
  Biosystems Group                             283        4,480
Alfa Corp.                                     385        4,470
Polycom Inc./1/                                552        4,460
Dionex Corp./1/                                135        4,459
Standex International Corp.                    234        4,458
Riggs National Corp.                           310        4,449
Swift Energy Co./1/                            522        4,442
Bombay Co. Inc. (The)/1/                       813        4,431
GenCorp. Inc.                                  706        4,412
First Essex Bancorp Inc.                       142        4,405
Barnes Group Inc.                              208        4,401
Pope & Talbot Inc.                             350        4,393
Farmers Capital Bank Corp.                     137        4,384
DuPont Photomasks Inc./1/                      218        4,373
Central Vermont Public Service Corp.           253        4,352
CKE Restaurant Inc./1/                         989        4,352
German American Bancorp                        246        4,317
SWS Group Inc.                                 306        4,308
Palm Inc./1/                                   429        4,285
Advanced Digital Information Corp./1/          621        4,279
BancFirst Corp.                                 97        4,279
SureBeam Corporation Class A/1/              1,219        4,279
Magna Entertainment Corp. Class A/1/           989        4,263
Texas Genco Holdings Inc.                      245        4,261
Pathmark Stores Inc./1/                        637        4,255
West Marine Inc./1/                            254        4,255
Maxwell Shoe Co. Inc. Class A/1/               378        4,215
Flushing Financial Corp.                       242        4,211
Argonaut Group Inc.                            492        4,207
Robert Mondavi Corp. (The) Class A/1/          209        4,190
Gentiva Health Services Inc.                   496        4,161
GBC Bancorp                                    172        4,154
Shaw Group Inc. (The)/1/                       413        4,151
1st Source Corp.                               324        4,147
First Bancorp North Carolina                   164        4,128
InFocus Corp./1/                               834        4,120
Heidrick & Struggles International
  Inc./1/                                      355        4,118
Affiliated Managers Group Inc./1/               99        4,115
Blair Corp.                                    175        4,114
Great Lakes REIT Inc.                          288        4,087
Cleveland-Cliffs Inc./1/                       219        4,084
ExpressJet Holdings Inc./1/                    498        4,084
Seacoast Banking Corp. of Florida              210        4,072
PMA Capital Corp. Class A                      601        4,069
Caraustar Industries Inc./1/                   600        4,062
Hanger Orthopedic Group Inc./1/                355        4,058
Steel Dynamics Inc./1/                         347        4,043
NDCHealth Corp.                                241        4,042
First Indiana Corp.                            255        4,029
Innkeepers USA Trust                           619        4,023
Encore Acquisition Co./1/                      218        4,022
Friedman's Inc.                                419        4,022
Kansas City Life Insurance Co.                  94        4,018
Tollgrade Communications Inc./1/               280        4,018
O'Reilly Automotive Inc./1/                    148        4,011
Second Bancorp Inc.                            179        3,965
JetBlue Airways Corp./1/                       143        3,963
Columbia Banking System Inc./1/                288        3,960
St. Francis Capital Corp.                      173        3,950
Myers Industries Inc.                          413        3,944
American Physicians Capital Inc./1/            186        3,943
Sterling Bancorp NY Shares                     160        3,942
Allied Waste Industries Inc./1/                493        3,939
Citizens First Bancorp Inc.                    203        3,938
Quaker City Bancorp Inc./1/                    116        3,937
PTEK Holdings Inc./1/                        1,053        3,928

84                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Wabash National Corp./1/                       622  $     3,919
Onyx Pharmaceuticals Inc./1/                   469        3,907
BSB Bancorp Inc.                               180        3,901
Esperion Therapeutics Inc./1/                  392        3,900
Movado Group Inc.                              205        3,895
Standard Commercial Corp.                      248        3,891
aQuantive, Inc./1/                             874        3,889
RailAmerica Inc./1/                            637        3,886
Woodward Governor Co.                          111        3,884
Black Box Corp.                                131        3,882
Stratex Networks Inc./1/                     1,866        3,863
Mobile Mini Inc./1/                            241        3,851
Footstar Inc./1/                               458        3,847
Oceaneering International Inc./1/              176        3,846
CUNO Inc./1/                                   114        3,834
Airgas Inc./1/                                 207        3,832
Correctional Properties Trust                  185        3,818
Stamps.com Inc./1/                             911        3,817
Triad Guaranty Inc./1/                         111        3,814
Banner Corp.                                   240        3,792
VCA Antech Inc./1/                             245        3,790
MGE Energy Inc.                                143        3,787
Regal Entertainment Group Class A              211        3,787
Skyline Corp.                                  145        3,785
Umpqua Holdings Corp.                          209        3,781
Amkor Technology Inc./1/                       731        3,779
Safeguard Scientifics Inc./1/                2,662        3,753
TALK America Holdings Inc./1/                  517        3,748
Solutia Inc.                                 2,417        3,746
Calgon Carbon Corp.                            763        3,739
Advanta Corp. Class B                          493        3,737
MCG Capital Corp.                              373        3,726
CCBT Financial Companies Inc.                  169        3,718
Coachmen Industries Inc.                       338        3,718
Building Materials Holdings Corp.              279        3,713
Allegiant Bancorp Inc.                         219        3,701
DSP Group Inc./1/                              204        3,699
Genlyte Group Inc. (The)/1/                    111        3,671
Input/Output Inc./1/                         1,018        3,665
Alderwoods Group Inc./1/                     1,045        3,656
Monro Muffler Brake Inc./1/                    174        3,654
Zenith National Insurance Corp.                170        3,647
Lightbridge Inc./1/                            570        3,637
Apex Mortgage Capital Inc.                     605        3,636
Baldwin & Lyons Inc. Class B                   183        3,633
Register.com/1/                                657        3,627
USG Corp./1/                                   870        3,619
Angelica Corp.                                 212        3,615
CT Communications Inc.                         378        3,614
CNET Networks Inc./1/                        1,437        3,607
Camden National Corp.                          143        3,596
Teledyne Technologies Inc./1/                  284        3,595
Black & Decker Corp.                           103        3,591
International Rectifier Corp./1/               182        3,580
Manitowoc Co. Inc. (The)                       212        3,564
Littelfuse Inc./1/                             199        3,560
Spartech Corp.                                 184        3,559
Bio-Technology General Corp./1/              1,322        3,556
K2 Inc./1/                                     460        3,551
Oxford Industries Inc.                         144        3,550
PennFed Financial Services Inc.                133        3,531
Lin TV Corp. Class A/1/                        172        3,528
Graphic Packaging International Corp./1/       639        3,514
Sonic Automotive Inc./1/                       239        3,513
Westcorp Inc.                                  188        3,491
Aspect Communications Corp./1/               1,131        3,483
Casella Waste Systems Inc. Class A/1/          421        3,473
Chittenden Corp.                               133        3,466
Cooper Cameron Corp./1/                         70        3,466
Central Parking Corp.                          346        3,460
Getty Images Inc./1/                           126        3,460
MSC Industrial Direct Co. Inc. Class
  A/1/                                         216        3,454
First Community Bancshares Inc.                104        3,432
Entercom Communications Corp./1/                78        3,425
Robbins & Myers Inc.                           254        3,419
CB Bancshares Inc.                              70        3,415
Champion Enterprises Inc./1/                 1,854        3,411
Verity Inc./1/                                 245        3,393
Gibraltar Steel Corp.                          182        3,392
MainSource Financial Group Inc.                144        3,384
Macromedia Inc./1/                             280        3,382
Tower Automotive Inc./1/                     1,425        3,377

Schedules of Investments                                                      85
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Interface Inc. Class A                       1,016  $     3,353
SOURCECORP Inc./1/                             239        3,348
Waste Connections Inc./1/                       97        3,347
X-Rite Inc.                                    397        3,339
Universal American Financial Corp./1/          583        3,329
Tetra Technologies Inc./1/                     144        3,312
ITLA Capital Corp./1/                          100        3,305
CFS Bancorp Inc.                               241        3,304
Steak n Shake Company (The)/1/                 361        3,300
Concord Camera Corp./1/                        658        3,297
K-Swiss Inc. Class A                           129        3,296
American Italian Pasta Co. Class A/1/           76        3,287
Ryerson Tull Inc.                              524        3,275
GrafTech International Ltd./1/               1,146        3,266
Fleetwood Enterprises Inc./1/                  801        3,252
Navigant International Inc./1/                 308        3,249
Arctic Cat Inc.                                208        3,247
Aviall Inc./1/                                 417        3,228
NS Group Inc./1/                               427        3,224
Agile Software Corp./1/                        502        3,223
Applied Films Corporation/1/                   199        3,214
Keystone Automotive Industries Inc./1/         181        3,207
Meristar Hospitality Corp.                     940        3,205
Neose Technologies Inc./1/                     449        3,201
Bally Total Fitness Holding Corp./1/           630        3,194
Pericom Semiconductor Corp./1/                 410        3,190
Lexicon Genetics Inc./1/                       797        3,180
Stepan Co.                                     138        3,180
R&G Financial Corp. Class B                    144        3,168
Rock-Tenn Co. Class A                          247        3,162
Berkshire Hills Bancorp Inc.                   137        3,151
Lone Star Technologies Inc./1/                 149        3,147
Arena Pharmaceuticals Inc./1/                  477        3,139
Octel Corp.                                    216        3,130
Yardville National Bancorp                     184        3,130
NBC Capital Corp.                              130        3,120
Coastal Bancorp Inc.                           103        3,111
Patterson-UTI Energy Inc./1/                    96        3,107
UniFirst Corp.                                 201        3,105
Glacier Bancorp Inc.                           116        3,104
Midland Co. (The)                              173        3,097
Presidential Life Corp.                        490        3,082
FNB Corp. - Virginia Shares                    110        3,074
Gene Logic Inc./1/                             604        3,062
Macatawa Bank Corp.                            142        3,056
Integrated Electrical Services Inc./1/         711        3,036
Boykin Lodging Co.                             410        3,022
Lithia Motors Inc. Class A/1/                  244        3,001
Peoples Bancorp Inc.                           129        2,988
NL Industries Inc.                             183        2,946
Cirrus Logic Inc./1/                         1,462        2,939
Openwave Systems Inc./1/                     2,070        2,939
Cascade Corp.                                  204        2,938
ProQuest Co./1/                                142        2,935
Navigators Group Inc./1/                       114        2,932
Electro Rent Corp./1/                          308        2,926
Brookstone Inc./1/                             179        2,918
Penn Engineering &
  Manufacturing Corp.                          253        2,915
CIRCOR International Inc.                      214        2,908
ABC Bancorp                                    211        2,889
Avatar Holdings/1/                             113        2,886
Steven Madden Ltd./1/                          184        2,883
Rayovac Corp./1/                               265        2,875
Buckeye Technologies Inc./1/                   605        2,874
Kindred Healthcare Inc./1/                     254        2,873
SICOR Inc./1/                                  172        2,872
World Fuel Services Corp.                      141        2,871
Hypercom Corp./1/                              758        2,842
Audiovox Corp. Class A/1/                      382        2,831
Covenant Transport Inc. Class A/1/             166        2,820
Deltic Timber Corp.                            118        2,820
Pilgrim's Pride Corp. Class B                  351        2,801
ManTech International Corp. Class A/1/         188        2,786
NeoPharm Inc./1/                               242        2,785
Stoneridge Inc./1/                             288        2,773
OceanFirst Financial Corp.                     129        2,772
Zebra Technologies Corp. Class A/1/             43        2,769
HEICO Corp.                                    310        2,759
E.piphany Inc./1/                              693        2,758
CNA Surety Corp.                               344        2,752
Resource America Inc. Class A                  345        2,746

86                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Schnitzer Steel Industries Inc. Class A        113  $     2,739
Pinnacle Entertainment Inc./1/                 560        2,733
Jeffries Group Inc.                             76        2,732
Avocent Corp./1/                               117        2,731
Genesee & Wyoming Inc. Class A/1/              176        2,728
Hollinger International Inc.                   345        2,725
Acadia Realty Trust                            339        2,719
Glimcher Realty Trust                          141        2,707
Insurance Auto Auctions Inc./1/                246        2,706
Superior Financial Corp.                       146        2,700
Cascade Natural Gas Corp.                      138        2,677
National Presto Industries Inc.                102        2,667
OMNOVA Solutions Inc./1/                       904        2,667
Lawson Products Inc.                           102        2,659
AmeriCredit Corp./1/                           802        2,647
SCS Transportation Inc./1/                     250        2,645
Time Warner Telecom Inc. Class A/1/            812        2,631
New Focus Inc./1/                              839        2,618
Winston Hotels Inc.                            394        2,608
AMCOL International Corp.                      459        2,607
Bassett Furniture Industries Inc.              246        2,583
Terayon Communication Systems Inc./1/        1,510        2,582
Neuberger Berman Inc.                           91        2,569
Keynote Systems Inc./1/                        276        2,567
Lufkin Industries Inc.                         134        2,566
LSB Bancshares Inc.                            164        2,558
Neoforma Inc./1/                               200        2,532
Ocwen Financial Corp./1/                       837        2,528
Clark/Bardes Inc./1/                           211        2,524
RehabCare Group Inc./1/                        141        2,517
Buckle Inc. (The)/1/                           142        2,513
Computer Horizons Corp./1/                     813        2,504
William Lyon Homes Inc./1/                      99        2,502
Hancock Fabrics Inc.                           179        2,488
Prosperity Bancshares Inc.                     150        2,487
Systems & Computer Technology Corp./1/         324        2,479
IGEN International Inc./1/                      70        2,477
Stillwater Mining Co./1/                       989        2,473
Southwest Bancorp Inc.                         108        2,462
i2 Technologies Inc./1/                      3,110        2,457
Three-Five Systems Inc./1/                     480        2,448
State Bancorp Inc.                             132        2,442
Charter Communications Inc. Class A/1/       2,940        2,440
Financial Industries Corp.                     169        2,440
Santander BanCorp                              182        2,432
Capstead Mortgage Corp.                        212        2,419
DVI Inc./1/                                    282        2,411
Power-One Inc./1/                              548        2,411
Sports Authority Inc. (The)/1/                 344        2,401
SonicWALL Inc./1/                              666        2,398
Sylvan Learning Systems Inc./1/                151        2,398
Healthcare Services Group Inc./1/              202        2,395
U.S. Concrete Inc./1/                          569        2,390
Wireless Facilities Inc./1/                    413        2,383
Charles River Associates Inc./1/               139        2,377
Department 56 Inc./1/                          242        2,376
WatchGuard Technologies Inc./1/                396        2,376
Cornell Cos Inc./1/                            281        2,360
CSS Industries Inc.                             72        2,331
Quanta Services Inc./1/                        726        2,323
Sterling Financial Corp. (Pennsylvania)        103        2,322
Alico Inc.                                      95        2,305
Great American Financial Resources Inc.        151        2,289
Prime Medical Service Inc./1/                  309        2,277
Young Broadcasting Inc. Class A/1/             186        2,275
Parkvale Financial Corp.                       103        2,266
Rent-A-Center Inc./1/                           41        2,243
TIBCO Software Inc./1/                         533        2,239
Immunogen Inc./1/                              954        2,232
Group 1 Automotive Inc./1/                     104        2,226
J&J Snack Foods Corp./1/                        73        2,213
Gray Television Inc. Class A                   208        2,205
Watson Wyatt & Co. Holdings/1/                 109        2,191
Plains Exploration & Production Co./1/         265        2,186
Material Sciences Corp./1/                     217        2,185
Drugstore.com Inc./1/                          570        2,183
Lydall Inc./1/                                 248        2,182
Cole National Corp./1/                         242        2,178
CSK Auto Corp./1/                              239        2,175
Haverty Furniture Companies Inc.               202        2,171
Steris Corp./1/                                 83        2,171
Primedia Inc./1/                               880        2,156

Schedules of Investments                                                      87
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Oplink Communications Inc./1/                2,198  $     2,154
Dave & Buster's Inc./1/                        237        2,145
AAR Corp.                                      566        2,138
Argosy Gaming Co./1/                           107        2,138
USB Holding Co. Inc.                           131        2,135
4Kids Entertainment Inc./1/                    180        2,124
Massbank Corp.                                  77        2,119
Zoran Corp./1/                                 164        2,117
ADVO Inc./1/                                    64        2,112
Pacific Northwest Bancorp                       76        2,109
Turnstone Systems Inc./1/                      744        2,106
Roanoke Electric Steel Corp.                   242        2,105
SoundView Technology Group Inc./1/           1,637        2,095
Alliance Gaming Corp./1/                       139        2,085
Microtune Inc./1/                              984        2,076
Theragenics Corp./1/                           600        2,076
Republic Bancshares Inc./1/                    104        2,075
Applica Inc./1/                                424        2,073
SPSS Inc./1/                                   183        2,072
Republic Bancorp Inc. Class A                  180        2,070
Diversa Corp./1/                               221        2,069
New Century Financial Corp.                     66        2,058
Rent-Way Inc./1/                               571        2,056
Warwick Community Bancorp                       69        2,042
POZEN Inc./1/                                  536        2,037
Vail Resorts Inc./1/                           182        2,029
Woodhead Industries Inc.                       170        2,021
Pediatrix Medical Group Inc./1/                 80        2,011
Ligand Pharmaceuticals Inc. Class B/1/         309        2,005
MemberWorks Inc./1/                             96        2,005
First Defiance Financial Corp.                 108        2,003
Beverly Enterprises Inc./1/                    991        2,002
Sauer-Danfoss Inc.                             252        2,001
Standard Register Co. (The)                    134        1,997
Chesapeake Energy Corp.                        254        1,996
Ingles Markets Inc. Class A                    209        1,996
Steinway Musical Instruments Inc./1/           135        1,994
Sipex Corp./1/                                 530        1,988
Astec Industries Inc./1/                       342        1,987
Harvest Natural Resources Inc./1/              408        1,983
Artesyn Technologies Inc./1/                   639        1,981
CuraGen Corp./1/                               482        1,976
First Oak Brook Bancshares Class A              65        1,975
Starrett (LS) Co. Class A                      141        1,974
Charter Financial Corp.                         65        1,970
Trimble Navigation Ltd./1/                     104        1,970
Advanced Medical Optics Inc./1/                144        1,937
Associated Estates Realty Corp.                352        1,936
Mission West Properties Inc.                   206        1,936
Sun Bancorp Inc. - New Jersey Shares/1/        132        1,935
Great Atlantic & Pacific Tea Co./1/            448        1,931
Guilford Pharmaceuticals Inc./1/               522        1,931
Nature's Sunshine Products Inc.                219        1,921
Interwoven Inc./1/                           1,047        1,906
EDO Corp.                                      105        1,900
TriPath Imaging Inc./1/                        447        1,900
Eon Labs Inc./1/                                71        1,896
Tenneco Automotive Inc./1/                     839        1,896
Dura Automotive Systems Inc./1/                338        1,893
World Acceptance Corp./1/                      210        1,890
Butler Manufacturing Co.                       115        1,886
Computer Network Technology Corp./1/           274        1,885
Monaco Coach Corp./1/                          181        1,875
Sun Bancorp Inc. - Pennsylvania Shares          96        1,873
Viasat Inc./1/                                 164        1,865
American National Bankshares Inc.               75        1,852
Gladstone Capital Corp.                        115        1,849
Southwestern Energy Co./1/                     141        1,847
Bell Microproducts Inc./1/                     361        1,845
Compucom Systems Inc./1/                       527        1,844
Comfort Systems USA Inc./1/                    831        1,837
Tweeter Home Entertainment
  Group Inc./1/                                385        1,836
Interland Inc./1/                            2,775        1,831
Brush Engineered Materials Inc./1/             361        1,830
Regent Communications Inc./1/                  385        1,829
Unitil Corp.                                    73        1,825
LTC Properties Inc.                            290        1,824
SBS Technologies Inc./1/                       250        1,818
deCODE genetics Inc./1/                        980        1,813
BostonFed Bancorp Inc.                          79        1,806
Infonet Services Corp. Class B/1/            1,410        1,805

88                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Community Banks Inc.                            62  $     1,804
Wintrust Financial Corp.                        63        1,802
Keane Inc./1/                                  220        1,800
Tompkins Trustco Inc.                           40        1,800
Alliance Semiconductor Corp./1/                562        1,798
SuperGen Inc./1/                               641        1,788
American Medical Security Group Inc./1/        135        1,787
Rex Stores Corp./1/                            176        1,786
Volt Information Sciences Inc./1/              174        1,785
Flowserve Corp./1/                             152        1,771
Petroleum Helicopters Inc./1/                   67        1,771
NorthWestern Corp.                             843        1,770
Oneida Ltd.                                    165        1,766
Netro Corp./1/                                 656        1,765
Exar Corp./1/                                  138        1,754
PICO Holdings Inc./1/                          141        1,754
Mykrolis Corp./1/                              210        1,753
National Healthcare Corp./1/                    95        1,753
Intermet Corp.                                 481        1,751
Partners Trust Financial Group Inc.            103        1,751
LTX Corp./1/                                   350        1,750
Gulf Island Fabrication Inc./1/                100        1,748
School Specialty Inc./1/                        98        1,741
Global Payments Inc.                            57        1,740
BKF Capital Group Inc./1/                      107        1,739
Anteon International Corp./1/                   77        1,729
Interpool Inc.                                 128        1,722
Remington Oil & Gas Corp./1/                   101        1,720
Metris Companies Inc.                          731        1,718
Wilsons The Leather Experts Inc./1/            431        1,715
National Health Realty Inc.                    128        1,705
Nu Horizons Electronics Corp./1/               347        1,704
CompuCredit Corp./1/                           271        1,702
Chattem Inc./1/                                110        1,693
Sizeler Property Investors Inc.                182        1,691
Answerthink Inc./1/                            768        1,690
Pomeroy Computer Resources/1/                  242        1,687
American Eagle Outfitters Inc./1/              116        1,684
Encore Wire Corp./1/                           198        1,683
Sapient Corp./1/                             1,088        1,665
Vesta Insurance Group                          742        1,662
Vans Inc./1/                                   391        1,658
Proxim Corp. Class A/1/                      2,761        1,657
Oregon Steel Mills Inc./1/                     704        1,654
TransMontaigne Inc./1/                         391        1,646
Key Energy Services Inc./1/                    163        1,643
Vicor Corp./1/                                 288        1,642
Banc Corp. (The)                               327        1,625
Century Aluminum Co.                           253        1,607
Transaction Systems Architects Inc.
  Class A/1/                                   268        1,592
Collins & Aikman Corp./1/                      390        1,587
Ciphergen Biosystems Inc./1/                   281        1,585
Wellsford Real Properties Inc./1/              109        1,583
Palm Harbor Homes Inc./1/                      112        1,581
SeaChange International Inc./1/                218        1,576
Standard Motor Products Inc.                   142        1,576
First National Corp.                            62        1,572
GameStop Corp./1/                              131        1,572
Houston Exploration Co./1/                      58        1,566
Milacron Inc.                                  377        1,565
LendingTree Inc./1/                            134        1,564
Salton Inc./1/                                 148        1,554
NetFlix Inc./1/                                 76        1,547
Water Pik Technologies Inc./1/                 221        1,547
Westfield Financial Inc.                       100        1,540
Quaker Fabric Corp.                            278        1,529
Alamo Group Inc.                               131        1,527
Shoe Carnival Inc./1/                          100        1,522
Red Hat Inc./1/                                280        1,520
Crown Media Holdings Inc./1/                   551        1,515
IHOP Corp./1/                                   67        1,510
Summit Bancshares Inc.                          79        1,510
S&T Bancorp Inc.                                59        1,509
Avid Technology Inc./1/                         68        1,506
Drew Industries Inc./1/                         99        1,506
United National Bancorp                         64        1,505
Sykes Enterprises Inc./1/                      386        1,502
Ducommun Inc./1/                               147        1,499
Mail-Well Inc./1/                              735        1,492
FSI International Inc./1/                      640        1,491
webMethods Inc./1/                             163        1,488

Schedules of Investments                                                      89
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003

Security                                    Shares        Value
---------------------------------------------------------------
Aeropostale Inc./1/                            112  $     1,484
SEMCO Energy Inc.                              421        1,482
C-COR.net Corp./1/                             445        1,468
TriQuint Semiconductor Inc./1/                 519        1,464
Sequenom Inc./1/                               794        1,460
FuelCell Energy Inc./1/                        288        1,454
7-Eleven Inc./1/                               208        1,448
ArQule Inc./1/                                 596        1,436
Trico Marine Services Inc./1/                  553        1,432
Quicksilver Resources Inc./1/                   60        1,426
Powell Industries Inc./1/                      102        1,422
Nelson (Thomas) Inc./1/                        167        1,421
Royal Bancshares of Pennsylvania Class A        73        1,421
Raindance Communications Inc./1/               842        1,415
Fairchild Semiconductor International
  Inc. Class A/1/                              135        1,412
Goody's Family Clothing Inc./1/                347        1,398
Net2Phone Inc./1/                              418        1,396
Integrated Silicon Solution Inc./1/            593        1,394
Willow Grove Bancorp Inc.                       94        1,391
Grace (W.R.) & Co./1/                          938        1,388
Cascade Bancorp                                 94        1,378
Wind River Systems Inc./1/                     462        1,377
Olin Corp.                                      75        1,363
Proton Energy Systems Inc./1/                  554        1,363
Kenneth Cole Productions Class A/1/             62        1,358
FPIC Insurance Group Inc./1/                   182        1,352
Finlay Enterprises Inc./1/                     106        1,342
RealNetworks Inc./1/                           325        1,342
Manugistics Group Inc./1/                      588        1,341
II-VI Inc./1/                                   80        1,328
Remedy Temp Inc./1/                            110        1,323
MarineMax Inc./1/                              146        1,317
Asbury Automotive Group Inc./1/                164        1,312
First of Long Island Corp.                      38        1,309
Isle of Capri Casinos Inc./1/                  112        1,307
Avigen Inc./1/                                 444        1,301
Gorman-Rupp Co. (The)                           66        1,300
Res-Care Inc./1/                               443        1,294
SITEL Corp./1/                               1,230        1,292
LodgeNet Entertainment Corp./1/                151        1,283
Terra Industries Inc./1/                       942        1,281
Price Legacy Corporation/1/                    501        1,278
Matria Healthcare Inc./1/                      131        1,277
Manufacturers Services Ltd./1/                 270        1,269
American Pharmaceutical Partners Inc./1/        66        1,264
Mestek Inc./1/                                  69        1,262
Modtech Holdings Inc./1/                       181        1,260
Kforce Inc./1/                                 466        1,258
Titan Corp. (The)/1/                           168        1,252
Independence Holding Co.                        65        1,250
Zomax Inc./1/                                  423        1,227
CTS Corp.                                      199        1,214
Seaboard Corp.                                   6        1,212
Specialty Laboratories Inc./1/                 143        1,201
Deb Shops Inc.                                  64        1,196
Columbia Sportswear Co./1/                      32        1,189
eFunds Corp./1/                                171        1,175
First Consulting Group Inc./1/                 180        1,170
WSFS Financial Corp.                            37        1,169
Vical Inc./1/                                  461        1,166
iGATE Corp./1/                                 409        1,162
Maui Land & Pineapple Co. Inc./1/               59        1,159
Lakeland Financial Corp.                        46        1,150
Homestore.com Inc./1/                        2,037        1,141
UAL Corp./1/                                 1,358        1,141
Aether Systems Inc./1/                         359        1,131
ADE Corp./1/                                   186        1,107
PriceSmart Inc./1/                              74        1,106
Midas Inc./1/                                  150        1,095
Hexcel Corp./1/                                376        1,094
Finisar Corp./1/                             1,397        1,090
CCC Information Services Group Inc./1/          67        1,084
Genesco Inc./1/                                 76        1,081
Technical Olympic USA Inc./1/                   64        1,078
Richardson Electronics Ltd.                    128        1,061
Staten Island Bancorp Inc.                      71        1,059
Talbots Inc. (The)                              41        1,055
Per-Se Technologies Inc./1/                    132        1,049
Dover Downs Gaming &
  Entertainment Inc.                           105        1,038

90                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Duane Reade Inc./1/                             81  $     1,027
Magnetek Inc./1/                               428        1,027
WFS Financial Inc./1/                           53        1,025
Cherokee Inc./1/                                68        1,020
Championship Auto Racing Teams Inc./1/         277        1,014
Dover Motorsports Inc.                         319        1,014
City Bank                                       45        1,012
Mesaba Holdings Inc./1/                        179        1,008
Northwest Pipe Co./1/                           81        1,004
BE Aerospace Inc./1/                           525          997
CPB Inc.                                        39          993
Global Industries Ltd./1/                      213          993
Genzyme Corp. - Biosurgery Division/1/         839          991
ABIOMED Inc./1/                                249          971
Coldwater Creek Inc./1/                        102          968
Illumina Inc./1/                               428          967
LeCroy Corp./1/                                 99          964
MasTec Inc./1/                                 428          963
Discovery Partners International Inc./1/       350          962
Ladish Co. Inc./1/                             216          961
TriCo Bancshares                                38          961
AMERCO/1/                                      236          954
Verint Systems Inc./1/                          56          946
NetRatings Inc./1/                             145          942
Transmeta Corp./1/                             942          942
Synaptics Inc./1/                              125          938
Stein Mart Inc./1/                             181          923
MatrixOne Inc./1/                              270          913
Virginia Financial Group Inc.                   34          910
IMCO Recycling Inc./1/                         142          902
Papa John's International Inc./1/               36          901
Seminis Inc. Class A/1/                        310          896
EMS Technologies Inc./1/                        64          893
MAXIMUS Inc./1/                                 42          891
Varian Inc./1/                                  31          888
Trans World Entertainment Corp./1/             387          886
West Pharmaceutical Services Inc.               45          882
Century Bancorp Inc. Class A                    32          875
RadiSys Corp./1/                               132          875
LSI Industries Inc.                             96          869
SCM Microsystems Inc./1/                       346          865
Bank of the Ozarks Inc.                         31          864
O'Charley's Inc./1/                             45          863
Quovadx Inc./1/                                447          863
3D Systems Corp./1/                            185          862
eUniverse Inc./1/                              168          855
NASB Financial Inc.                             38          855
Applied Molecular Evolution Inc./1/            307          850
Guess? Inc./1/                                 238          847
Pacific Union Bank/1/                           73          845
Meridian Resource Corp. (The)/1/               727          836
Newpark Resources Inc./1/                      183          829
Zymogenetics Inc./1/                            90          828
Caliper Technologies Corp./1/                  235          822
Medical Staffing Network Holdings
  Inc./1/                                       77          816
Smart & Final Inc./1/                          247          815
ProxyMed Inc./1/                               108          810
U.S. Xpress Enterprises Inc. Class A/1/        107          809
Trex Co. Inc./1/                                25          807
Alaris Medical Inc./1/                          77          796
EnergySouth Inc.                                30          793
MRV Communications Inc./1/                     699          790
Omega Healthcare Investors Inc./1/             342          787
Computer Programs & Systems Inc./1/             32          784
Aaron Rents Inc.                                38          774
Information Resources Inc./1/                  605          774
Mattson Technology Inc./1/                     422          768
West Corp./1/                                   43          761
Magma Design Automation Inc./1/                 98          759
Ulticom Inc./1/                                118          758
Netegrity Inc./1/                              201          746
PC Connection Inc./1/                          142          746
P.A.M. Transportation Services Inc./1/          34          744
Ceres Group Inc./1/                            447          738
Datastream Systems Inc./1/                     108          737
Daisytek International Corp./1/                393          735
Neurogen Corp./1/                              202          735
Carmike Cinemas Inc./1/                         38          731
Luby's Inc./1/                                 552          729
Mid Atlantic Realty Trust                       40          729
EMC Insurance Group Inc.                        38          718
Avanex Corp./1/                                918          716

Schedules of Investments                                                      91
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Linens 'N Things Inc./1/                        35  $       711
Castle (A.M.) & Co./1/                         148          703
PDI Inc./1/                                     95          703
Lawson Software Inc./1/                        151          701
NetScout Systems Inc./1/                       251          700
MedCath Corp./1/                               135          697
MetaSolv Inc./1/                               489          694
ITXC Corp./1/                                  495          693
Alliance Imaging Inc./1/                       218          685
Summit America Television Inc./1/              288          685
Wyndham International Inc. Class A/1/        3,258          684
Centene Corp./1/                                23          672
Rare Hospitality International Inc./1/          24          668
California First National Bancorp               65          663
Veeco Instruments Inc./1/                       42          648
Perot Systems Corp. Class A/1/                  63          646
Virco Manufacturing Corp.                       66          636
Michael Baker Corp./1/                          72          621
Vastera Inc./1/                                163          621
American Superconductor Corp./1/               170          617
Johnson Outdoors Inc. Class A/1/                69          614
ILEX Oncology Inc./1/                           66          611
Merchants Bancshares Inc.                       25          609
Liquidmetal Technologies/1/                    112          607
Paxson Communications Corp./1/                 278          606
Bel Fuse Inc. Class B                           30          603
Kendle International Inc./1/                   178          600
Overstock.com Inc./1/                           61          595
Tasty Baking Company                            72          594
Sturm Ruger & Co. Inc.                          67          587
Internet Security Systems Inc./1/               59          586
Sharper Image Corp./1/                          32          576
Riverstone Networks Inc./1/                    409          573
Culp Inc./1/                                   128          571
Nanometrics Inc./1/                            146          569
SRA International Inc. Class A/1/               24          569
Hologic Inc./1/                                 66          568
Ameristar Casinos Inc./1/                       51          547
StorageNetworks Inc./1/                        606          545
TriZetto Group Inc. (The)/1/                   132          545
Glatfelter Co.                                  51          544
Spinnaker Exploration Co./1/                    28          544
DJ Orthopedics Inc./1/                         138          540
Galyan's Trading Co./1/                         43          537
Nuance Communications Inc./1/                  246          536
Digitas Inc./1/                                165          533
Frontier Airlines Inc./1/                      107          532
DHB Industries Inc./1/                         239          531
Capitol Bancorp Ltd.                            25          529
Credit Acceptance Corp./1/                     104          510
Aspen Technology Inc./1/                       212          509
Capstone Turbine Corp./1/                      699          503
Intertan Inc./1/                               107          503
ANADIGICS Inc./1/                              236          500
Right Management Consultants Inc./1/            38          494
Alaska Communications Systems Group
  Inc./1/                                      246          492
Ribapharm Inc./1/                               95          492
Apogee Enterprises Inc.                         59          485
Horizon Offshore Inc./1/                       141          479
Inforte Corp./1/                                80          473
SpeechWorks International Inc./1/              204          473
NYMAGIC Inc.                                    24          464
Molecular Devices Corp./1/                      38          460
Vitria Technology Inc./1/                      669          455
Advent Software Inc./1/                         37          450
Paxar Corp./1/                                  39          447
Paradyne Networks Inc./1/                      339          441
Dominion Homes Inc./1/                          32          435
Boston Private Financial Holdings Inc.          29          434
CPI Corp.                                       33          433
Active Power Inc./1/                           387          430
Hall Kinion & Associates Inc./1/               289          428
UbiquiTel Inc./1/                            1,110          422
Kos Pharmaceuticals Inc./1/                     24          419
National Beverage Corp./1/                      30          419
Penford Corp.                                   35          419
IMPCO Technologies Inc./1/                     207          416
Electro Scientific Industries Inc./1/           33          414
Columbia Laboratories Inc./1/                  106          413
Kyphon Inc./1/                                  47          413
Merix Corp./1/                                 102          408

92                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Asyst Technologies Inc./1/                      75  $       406
Columbus McKinnon Corp./1/                     250          402
DiamondCluster International Inc. Class
  A/1/                                         287          402
Revlon Inc. Class A/1/                         145          400
Protection One Inc./1/                         251          399
CompX International Inc.                        66          395
Seattle Genetics Inc./1/                       166          395
Midwest Express Holdings Inc./1/               303          391
FileNET Corp./1/                                37          388
Zygo Corp./1/                                   67          381
RCN Corp./1/                                   526          379
Optical Communication Products Inc./1/         389          377
Cardiac Science Inc./1/                        165          376
Altiris Inc./1/                                 30          375
Elizabeth Arden Inc./1/                         38          374
Advanced Marketing Services Inc.                33          369
Alamosa Holdings Inc./1/                     1,012          364
Foamex International Inc./1/                   324          363
EMCORE Corp./1/                                217          358
Dynamics Research Corp./1/                      27          353
Digimarc Corp./1/                               30          349
Tennant Co.                                     11          347
Bush Industries Inc. Class A                   210          342
Aftermarket Technology Corp./1/                 30          339
ArthroCare Corp./1/                             27          337
Wet Seal Inc. Class A/1/                        46          336
Caminus Corp./1/                                37          329
Flow International Corp./1/                    163          326
MKS Instruments Inc./1/                         26          325
Centennial Communications Corp./1/             178          322
Read-Rite Corp./1/                             491          319
Allegiance Telecom Inc./1/                   1,041          312
Insituform Technologies Inc. Class A/1/         23          309
Handspring Inc./1/                             497          308
AVANIR Pharmaceuticals Class A/1/              288          305
Atlas Air Worldwide Holdings Inc./1/           377          302
Topps Co. (The)/1/                              35          297
Skechers U.S.A. Inc. Class A/1/                 45          292
Mossimo Inc./1/                                 60          289
Dril-Quip Inc./1/                               21          287
Entrust Inc./1/                                115          287
Acacia Research -
  Acacia Technologies/1/                       235          284
First State Bancorp                             13          278
Acacia Research - CombiMatrix/1/               145          273
Tellium Inc./1/                                516          273
ATA Holdings Corp./1/                           72          270
Penn Traffic Company (The)/1/                  217          269
Gart Sports Co./1/                              14          267
Epix Medical Inc./1/                            33          264
NATCO Group Inc. Class A/1/                     45          254
Option Care Inc./1/                             30          254
Orthodontic Centers of America Inc./1/          46          240
Speedway Motorsports Inc.                       10          236
Syntroleum Corp./1/                             90          231
Stratos Lightwave Inc./1/                       71          222
Bone Care International Inc./1/                 31          221
Next Level Communications Inc./1/              182          215
Arden Group Inc. Class A/1/                      4          212
Acme Communications Inc./1/                     32          206
Provident Bancorp Inc.                           6          189
Aurora Foods Inc./1/                           494          188
Pixelworks Inc./1/                              33          182
Roxio Inc./1/                                   26          161
IXYS Corp./1/                                   30          159
MTR Gaming Group Inc./1/                        24          159
Ascent Media Group Inc. Class A/1/             136          158
Medis Technologies Ltd./1/                      30          154
Alloy Inc./1/                                   30          150
Stanley Furniture Co. Inc.                       7          149
ON Semiconductor Corp./1/                      116          147
Electroglas Inc./1/                            166          146
PLATO Learning Inc./1/                          32          143
MCSi Inc./1/                                   378          129
Bruker AXS Inc./1/                              90          121
MapInfo Corp./1/                                30          116
AXT Inc./1/                                    172          115
Texas Biotech Corp./1/                          90          112
Allscripts Healthcare Solutions Inc./1/         39          107
TTM Technologies Inc./1/                        30          103
Trikon Technologies Inc./1/                     29          100

Schedules of Investments                                                      93
iSHARES RUSSELL 3000 VALUE INDEX FUND
March 31, 2003


Security                                    Shares        Value
---------------------------------------------------------------
Bio-Reference Laboratories Inc./1/              23  $        96
Suntron Corp./1/                                30           96
Nash Finch Co.                                  11           93
Advanced Power Technology Inc./1/               30           92
Value Line Inc.                                  2           92
Fleming Companies Inc.                         172           86
Sangamo BioSciences Inc./1/                     30           86
DDi Corp./1/                                   570           85
Checkers Drive-in Restaurants Inc./1/           13           74
SONICblue Inc./1/                            1,994           56
Penton Media Inc./1/                            90           50
Somera Communications Inc./1/                   45           42
Infogrames Inc./1/                              21           37
Deltagen Inc./1/                               107           29
Tropical Sportswear
  International Corp./1/                         4           18
Therma-Wave Inc./1/                             28           13
TOTAL COMMON STOCKS
  (Cost: $113,565,010)                               97,844,292

SHORT TERM INSTRUMENTS - 0.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     127,614      127,614
BlackRock Temp Cash Money Market Fund        1,346  $     1,346
Goldman Sachs Financial Square Prime
  Obligation Fund                                7            7
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $128,967)                                      128,967

TOTAL INVESTMENTS IN
  SECURITIES - 100.00%
  (Cost $113,693,977)                                97,973,259
Other Assets, Less Liabilities - 0.00%                    4,124
                                                    -----------
NET ASSETS - 100.00%                                $97,977,383
                                                    ===========

/1/  Non-income earning securities.

See notes to financial statements.

94                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003


Security                                   Shares         Value
---------------------------------------------------------------
COMMON STOCKS - 99.93%
WellPoint Health Networks Inc./1/          14,254  $  1,093,995
Entergy Corp.                              21,856     1,052,366
Bed Bath & Beyond Inc./1/                  28,622       988,604
Starbucks Corp./1/                         37,855       975,145
Apache Corp.                               15,676       967,818
Mattel Inc.                                42,775       962,438
Burlington Resources Inc.                  19,725       941,080
Zimmer Holdings Inc./1/                    19,045       926,158
Anthem Inc./1/                             13,890       920,213
Yahoo! Inc./1/                             38,285       919,606
Stryker Corp.                              13,198       906,043
Praxair Inc.                               16,019       902,671
Allergan Inc.                              13,168       898,189
Halliburton Co.                            42,722       885,627
Nextel Communications Inc. Class A/1/      65,726       880,071
Becton, Dickinson & Co.                    25,336       872,572
Newmont Mining Corp.                       33,364       872,469
SouthTrust Corp.                           34,003       868,097
FirstEnergy Corp.                          27,176       856,044
Lexmark International Inc./1/              12,724       851,872
Eastman Kodak Co.                          28,614       846,974
St. Jude Medical Inc./1/                   17,282       842,498
Staples Inc./1/                            45,804       839,587
Biomet Inc.                                26,283       805,574
MedImmune Inc./1/                          24,527       805,221
Consolidated Edison Inc.                   20,855       802,292
Public Service Enterprise Group Inc.       21,816       800,429
Block (H & R) Inc.                         18,001       768,463
Pitney Bowes Inc.                          23,607       753,535
PPG Industries Inc.                        16,553       746,209
Newell Rubbermaid Inc.                     26,112       740,275
Regions Financial Corp.                    22,499       728,968
Marathon Oil Corp.                         30,387       728,376
Danaher Corp.                              10,963       720,927
Clorox Co.                                 15,552       718,036
Adobe Systems Inc.                         23,281       717,753
Gilead Sciences Inc./1/                    16,896       709,463
Yum! Brands Inc./1/                        29,086       707,662
Norfolk Southern Corp.                     38,076       706,691
Veritas Software Corp./1/                  40,150       705,837
AmSouth Bancorp                            35,485       705,442
Aetna Inc.                                 14,272       703,610
Genzyme Corp. - General Division/1/        19,196       699,694
St. Paul Companies Inc.                    21,974       698,773
Intuit Inc./1/                             18,675       694,710
Electronic Arts Inc./1/                    11,828       693,594
International Game Technology Inc./1/       8,336       682,718
Devon Energy Corp.                         14,114       680,577
KLA-Tencor Corp./1/                        18,558       667,012
McKesson Corp.                             26,712       665,930
Unocal Corp.                               25,197       662,933
Corning Inc./1/                           112,651       657,882
Equity Residential                         26,866       646,665
Johnson Controls Inc.                       8,695       629,866
Fortune Brands Inc.                        14,686       629,589
Charter One Financial Inc.                 22,710       628,159
Ecolab Inc.                                12,620       622,545
Xerox Corp./1/                             70,666       614,794
Ameren Corp.                               15,646       610,976
Computer Associates International Inc.     44,689       610,452
M&T Bank Corp.                              7,753       609,231
Bear Stearns Companies Inc. (The)           9,261       607,522
DTE Energy Co.                             15,690       606,418
Archer-Daniels-Midland Co.                 55,853       603,212
Marriott International Inc. Class A        18,904       601,336
CSX Corp.                                  20,845       594,499
Fiserv Inc./1/                             18,769       590,848
Moody's Corp.                              12,757       589,756
SunGard Data Systems Inc./1/               27,687       589,733
Countrywide Financial Corp.                10,139       582,992
Apollo Group Inc. Class A/1/               11,608       579,239
Cinergy Corp.                              17,084       574,877
Hershey Foods Corp.                         9,157       573,778
Jefferson-Pilot Corp.                      14,772       568,427
AmerisourceBergen Corp.                    10,778       565,845
New York Times Co. Class A                 13,098       565,179
PPL Corp.                                  15,840       564,062
Avery Dennison Corp.                        9,607       563,643
Computer Sciences Corp./1/                 17,294       562,920
May Department Stores Co. (The)            28,255       561,992
MBIA Inc.                                  14,447       558,232
Marshall & Ilsley Corp.                    21,838       558,179
Symantec Corp./1/                          14,105       552,634

Schedules of Investments                                                      95
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
-----------------------------------------------------------------
AON Corp.                                    26,711  $    552,383
PACCAR Inc.                                  10,688       537,286
Mylan Laboratories Inc.                      18,447       530,351
BJ Services Co./1/                           15,241       524,138
Loews Corp.                                  13,112       522,382
Union Planters Corp.                         19,839       521,567
Federated Department Stores Inc./1/          18,612       521,508
Genuine Parts Co.                            16,951       517,175
Synovus Financial Corp.                      28,744       514,230
Penney (J.C.) Co. Inc. (Holding Co.)         26,178       514,136
PG&E Corp./1/                                38,116       512,660
Altera Corp./1/                              37,586       508,914
Xcel Energy Inc.                             38,803       497,066
KeySpan Corp.                                15,316       493,941
First Tennessee National Corp.               12,401       492,444
Apple Computer Inc./1/                       34,826       492,440
Simon Property Group Inc.                    13,725       491,767
Amazon.com Inc./1/                           18,614       484,522
Family Dollar Stores Inc.                    15,634       482,778
Lincoln National Corp.                       17,222       482,216
Dover Corp.                                  19,847       480,694
National Commerce Financial Corp.            20,191       478,527
Eaton Corp.                                   6,827       477,549
ITT Industries Inc.                           8,882       474,388
Knight Ridder Inc.                            8,105       474,143
Cincinnati Financial Corp.                   13,472       472,463
North Fork Bancorp Inc.                      15,941       469,462
SAFECO Corp.                                 13,389       468,213
Starwood Hotels & Resorts
  Worldwide Inc.                             19,516       464,286
Qwest Communications
  International Inc./1/                     132,933       463,936
Quest Diagnostics Inc./1/                     7,723       460,986
Rohm & Haas Co.                              15,316       456,110
Popular Inc.                                 13,361       454,140
UST Inc.                                     16,428       453,413
EOG Resources Inc.                           11,347       448,887
Health Management Associates Inc. Class A    23,604       448,476
Parker Hannifin Corp.                        11,511       445,936
MeadWestvaco Corp.                           19,566       445,713
Constellation Energy Group Inc.              16,046       444,956
Sempra Energy                                17,733       442,616
Edison International/1/                      31,892       436,601
Biogen Inc./1/                               14,528       435,259
NiSource Inc.                                23,856       434,179
Caremark Rx Inc./1/                          23,680       429,792
Coca-Cola Enterprises Inc.                   22,822       426,543
Torchmark Corp.                              11,874       425,089
AutoZone Inc./1/                              6,176       424,353
Huntington Bancshares Inc.                   22,645       420,971
Affiliated Computer Services Inc.
  Class A/1/                                  9,488       419,939
Monsanto Co.                                 25,532       418,725
Laboratory Corp. of America Holdings/1/      13,941       413,351
PeopleSoft Inc./1/                           26,914       411,784
Ambac Financial Group Inc.                    8,135       410,980
Valero Energy Corp.                           9,888       409,165
American Standard Companies Inc./1/           5,884       404,643
Novellus Systems Inc./1/                     14,730       401,687
Kinder Morgan Inc.                            8,902       400,590
Harrah's Entertainment Inc./1/               11,167       398,662
Kerr-McGee Corp.                              9,815       398,587
ProLogis                                     15,708       397,727
Plum Creek Timber Co. Inc.                   18,086       390,477
Compass Bancshares Inc.                      12,478       390,187
Microchip Technology Inc.                    19,524       388,528
IMS Health Inc.                              24,676       385,192
Zions Bancorporation                          8,988       384,507
CenturyTel Inc.                              13,827       381,625
Cintas Corp.                                 11,595       381,475
RadioShack Corp.                             17,025       379,487
IDEC Pharmaceuticals Corp./1/                11,005       378,781
Dean Foods Co./1/                             8,823       378,595
Archstone-Smith Trust                        17,169       377,031
Hilton Hotels Corp.                          32,464       376,907
Delphi Corp.                                 54,870       374,762
GreenPoint Financial Corp.                    8,303       372,057
ENSCO International Inc.                     14,544       371,017
Univision Communications Inc.
  Class A/1/                                 14,918       365,640
BEA Systems Inc./1/                          35,277       359,473
BMC Software Inc./1/                         23,772       358,719
Varian Medical Systems Inc./1/                6,641       358,149

96                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Office Depot Inc./1/                       30,173  $    356,947
Duke Realty Corp.                          13,139       354,490
Sovereign Bancorp Inc.                     25,494       353,092
Leggett & Platt Inc.                       19,173       350,482
MGIC Investment Corp.                       8,919       350,249
Smith International Inc./1/                 9,924       349,623
Express Scripts Inc./1/                     6,197       345,049
Ocean Energy Inc.                          17,133       342,660
Banknorth Group Inc.                       15,664       341,632
Chiron Corp./1/                             9,099       341,212
Georgia-Pacific Corp.                      24,465       340,064
JDS Uniphase Corp./1/                     118,197       336,861
Dollar General Corp.                       27,552       336,410
Sherwin-Williams Co. (The)                 12,690       335,397
Coach Inc./1/                               8,683       332,819
Expeditors International
  Washington Inc.                           9,213       331,207
Rockwell Automation Inc.                   15,973       330,641
Sealed Air Corp./1/                         8,218       329,788
Applera Corp. - Applied
  Biosystems Group                         20,798       329,232
Rockwell Collins Inc.                      17,898       328,786
McCormick & Co. Inc.                       13,619       328,763
General Growth Properties Inc.              6,072       327,584
Grainger (W.W.) Inc.                        7,617       326,769
Centex Corp.                                5,999       326,106
Bard (C.R.) Inc.                            5,141       324,191
Network Appliance Inc./1/                  28,968       324,152
Liz Claiborne Inc.                         10,434       322,619
Jones Apparel Group Inc./1/                11,759       322,549
Lincare Holdings Inc./1/                   10,508       322,491
SCANA Corp.                                10,729       321,012
QLogic Corp./1/                             8,630       320,518
Fidelity National Financial Inc.            9,344       319,098
Sigma-Aldrich Corp.                         7,160       318,548
DST Systems Inc./1/                        11,709       318,485
Textron Inc.                               11,576       317,877
Murphy Oil Corp.                            7,182       317,229
Kimco Realty Corp.                          8,956       314,535
Pactiv Corp./1/                            15,490       314,447
Synopsys Inc./1/                            7,377       313,965
New York Community Bancorp Inc.            10,497       312,811
Old Republic International Corp.           11,658       311,852
VF Corp.                                    8,285       311,765
Wendy's International Inc.                 11,315       311,276
Estee Lauder Companies Inc. Class A        10,245       311,038
Ball Corp.                                  5,555       309,413
Whirlpool Corp.                             6,296       308,693
Pepsi Bottling Group Inc.                  17,188       308,181
Legg Mason Inc.                             6,299       307,013
Siebel Systems Inc./1/                     38,146       305,549
Amerada Hess Corp.                          6,869       304,022
Sprint Corp. (PCS Group)/1/                69,361       302,414
Darden Restaurants Inc.                    16,939       302,361
TCF Financial Corp.                         7,487       299,779
National Semiconductor Corp./1/            17,547       299,001
Republic Services Inc./1/                  15,068       298,949
ServiceMaster Co. (The)                    29,501       295,010
Public Storage Inc.                         9,727       294,728
Radian Group Inc.                           8,796       293,610
Brinker International Inc./1/               9,596       292,678
Apartment Investment & Management Co.
  Class A                                   8,002       291,913
Thermo Electron Corp./1/                   16,127       291,899
Unisys Corp./1/                            31,437       291,107
Nucor Corp.                                 7,623       290,970
King Pharmaceuticals Inc./1/               24,270       289,541
XTO Energy Inc.                            15,104       286,976
Wisconsin Energy Corp.                     11,254       285,852
Whole Foods Market Inc./1/                  5,117       284,710
Watson Pharmaceuticals Inc./1/              9,886       284,420
Equifax Inc.                               14,135       282,559
Pioneer Natural Resources Co./1/           11,249       282,350
ChoicePoint Inc./1/                         8,297       281,268
Vulcan Materials Co.                        9,288       280,776
Ross Stores Inc.                            7,742       279,873
T. Rowe Price Group Inc.                   10,304       279,434
Dun & Bradstreet Corp./1/                   7,303       279,340
Lennar Corp.                                5,201       278,514
Molex Inc.                                 12,871       276,469
Citizens Communications Co./1/             27,523       274,680
Black & Decker Corp.                        7,878       274,627
First Virginia Banks Inc.                   6,996       274,453
Tiffany & Co.                              10,882       272,050

Schedules of Investments                                                      97
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Engelhard Corp.                            12,682  $    271,648
R.J. Reynolds Tobacco Holdings Inc.         8,386       270,532
L-3 Communications Holdings Inc./1/         6,714       269,701
Pinnacle West Capital Corp.                 8,096       269,111
Health Net Inc./1/                         10,025       268,369
Jabil Circuit Inc./1/                      15,179       265,633
Hibernia Corp. Class A                     15,638       265,220
Phelps Dodge Corp./1/                       8,165       265,199
Fluor Corp.                                 7,869       265,028
Janus Capital Group Inc.                   23,142       263,587
Oxford Health Plans Inc./1/                 8,614       261,521
Pepco Holdings Inc.                        14,973       260,530
Brown-Forman Corp. Class B                  3,380       259,922
Waters Corp./1/                            12,273       259,697
Cadence Design Systems Inc./1/             25,893       258,930
Juniper Networks Inc./1/                   31,663       258,687
SPX Corp./1/                                7,547       257,806
Washington Post Company (The) Class B         378       257,554
Hillenbrand Industries Inc.                 5,030       256,429
Rouse Co. (The)                             7,309       252,526
WebMD Corp./1/                             27,963       252,226
Deluxe Corp.                                6,282       252,097
Vornado Realty Trust                        7,024       251,459
Cablevision Systems Corp./1/               13,234       251,314
Energy East Corp.                          14,115       251,247
Abercrombie & Fitch Co. Class A/1/          8,336       250,330
Boston Properties Inc.                      6,488       245,895
Solectron Corp./1/                         80,418       242,862
Pulte Homes Inc.                            4,804       240,921
Associated Bancorp                          7,446       240,729
Mohawk Industries Inc./1/                   5,017       240,515
Agere Systems Inc. Class B/1/             160,043       240,064
First Health Group Corp./1/                 9,417       239,568
Sunoco Inc.                                 6,548       239,460
Diebold Inc.                                7,030       238,598
DENTSPLY International Inc.                 6,833       237,720
CDW Computer Centers Inc./1/                5,771       235,457
Broadcom Corp. Class A/1/                  18,927       233,748
Westwood One Inc./1/                        7,464       233,175
UNUMProvident Corp.                        23,775       232,995
Tellabs Inc./1/                            40,230       232,932
Mercantile Bankshares Corp.                 6,854       232,625
Equitable Resources Inc.                    6,182       231,887
AMB Property Corp.                          8,197       231,565
Iron Mountain Inc./1/                       6,038       230,954
Barr Laboratories Inc./1/                   4,048       230,736
Fair Isaac and Co. Inc.                     4,515       229,452
American Power Conversion Corp./1/         16,093       229,164
Valley National Bancorp                     9,288       228,763
Liberty Property Trust                      7,308       228,740
Energizer Holdings Inc./1/                  8,943       227,957
AutoNation Inc./1/                         17,756       226,389
Commerce Bancorp Inc.                       5,673       225,445
Lear Corp./1/                               6,373       225,286
Smurfit-Stone Container Corp./1/           16,833       224,872
PMI Group Inc. (The)                        8,795       224,712
Sabre Holdings Corp./1/                    14,118       224,617
Pogo Producing Co.                          5,633       224,024
Mercury Interactive Corp./1/                7,543       223,876
Patterson-UTI Energy Inc./1/                6,893       223,057
Cooper Cameron Corp./1/                     4,502       222,894
Convergys Corp./1/                         16,884       222,869
Patterson Dental Co./1/                     4,844       222,485
Questar Corp.                               7,511       222,100
Pall Corp.                                 11,062       221,240
Dollar Tree Stores Inc./1/                 11,106       221,009
Manpower Inc.                               7,384       220,634
Commerce Bancshares Inc.                    6,035       220,579
Citrix Systems Inc./1/                     16,708       219,877
International Flavors & Fragrances Inc.     7,061       219,526
Eastman Chemical Co.                        7,569       219,425
Omnicare Inc.                               8,046       218,932
D.R. Horton Inc.                           11,290       216,768
Scripps (E.W.) Co. Class A                  2,859       216,541
Millennium Pharmaceuticals Inc./1/         27,527       216,362
Career Education Corp./1/                   4,403       215,395
AvalonBay Communities Inc.                  5,832       215,201
CH Robinson Worldwide Inc.                  6,565       214,675
Williams Companies Inc.                    46,672       213,758
Lamar Advertising Co./1/                    7,218       211,848
Scientific-Atlanta Inc.                    15,309       210,346
Allied Capital Corp.                       10,483       209,450
Storage Technology Corp./1/                10,346       209,196

98                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Network Associates Inc./1/                 15,138  $    209,056
Telephone & Data Systems Inc.               5,093       208,355
Teradyne Inc./1/                           17,864       207,937
Sanmina-SCI Corp./1/                       51,269       207,127
NSTAR                                       5,174       207,063
Outback Steakhouse Inc.                     5,849       206,938
Gallagher (Arthur J.) & Co.                 8,420       206,711
Bemis Co.                                   4,908       206,430
Comverse Technology Inc./1/                18,237       206,260
Advanced Micro Devices Inc./1/             33,314       205,881
Federated Investors Inc. Class B            8,011       203,880
AdvancePCS/1/                               7,193       203,850
Edwards (A.G.) Inc.                         7,870       203,833
SUPERVALU Inc.                             13,057       202,384
Ceridian Corp./1/                          14,425       201,661
Ashland Inc.                                6,780       201,163
Robert Half International Inc./1/          15,036       200,129
Valspar Corp. (The)                         4,887       200,025
Doral Financial Corp.                       5,634       199,162
Sonoco Products Co.                         9,420       197,161
Universal Health Services Inc. Class
  B/1/                                      4,819       196,471
UnionBanCal Corp.                           4,971       195,957
MGM Grand Inc./1/                           6,635       194,074
Jacobs Engineering Group Inc./1/            4,617       193,960
MDU Resources Group Inc.                    6,940       193,765
SEI Investment Co.                          7,386       193,513
Beckman Coulter Inc.                        5,685       193,461
Symbol Technologies Inc.                   22,434       193,157
Celgene Corp./1/                            7,394       192,836
Puget Energy Inc.                           9,043       192,706
Smithfield Foods Inc./1/                   10,822       191,766
Triad Hospitals Inc./1/                     7,114       191,367
Protective Life Corp.                       6,701       191,314
Autoliv Inc.                                9,568       191,073
Hasbro Inc.                                13,753       191,029
Noble Energy Inc.                           5,567       190,892
Williams-Sonoma Inc./1/                     8,744       190,619
Fulton Financial Corp.                     10,087       189,736
Bowater Inc.                                5,095       189,279
Park Place Entertainment Corp./1/          26,549       189,029
VeriSign Inc./1/                           21,624       188,994
Bank of Hawaii Corp.                        6,113       188,280
Gentex Corp./1/                             7,393       188,078
Rent-A-Center Inc./1/                       3,433       187,819
Donnelley (R.R.) & Sons Co.                10,225       187,322
Mid Atlantic Medical Services Inc./1/       4,605       186,733
Hospitality Properties Trust                6,101       186,386
Health Care Property Investors Inc.         5,585       186,260
Viad Corp.                                  8,669       185,863
CenterPoint Energy Inc.                    26,237       184,971
CIENA Corp./1/                             42,120       184,064
Markel Corp./1/                               817       182,763
GTECH Holdings Corp./1/                     5,590       182,569
Intersil Corp. Class A/1/                  11,671       181,601
New Plan Excel Realty Trust                 9,266       181,521
IVAX Corp./1/                              14,768       180,908
Rowan Companies Inc.                        9,183       180,538
Manor Care Inc./1/                          9,381       180,397
Cephalon Inc./1/                            4,504       179,890
Astoria Financial Corp.                     7,741       179,823
TECO Energy Inc.                           16,903       179,679
KB Home                                     3,953       179,664
Dial Corp. (The)                            9,258       179,605
Wilmington Trust Corp.                      6,406       178,087
Steris Corp./1/                             6,780       177,365
National-Oilwell Inc./1/                    7,896       176,791
Henry Schein Inc./1/                        3,913       176,476
Northeast Utilities                        12,653       176,130
BISYS Group Inc. (The)/1/                  10,744       175,342
Weingarten Realty Investors                 4,455       174,235
Belo (A.H.) Corp.                           8,580       173,831
Level 3 Communications Inc./1/             33,525       172,989
Temple-Inland Inc.                          4,618       172,713
City National Corp.                         3,910       171,805
Berkley (W.R.) Corp.                        4,001       171,443
3Com Corp./1/                              34,754       171,337
Lyondell Chemical Co.                      12,279       171,292
Newfield Exploration Co./1/                 5,052       171,212
Developers Diversified Realty Corp.         7,089       171,199
Autodesk Inc.                              11,210       171,065
Alliant Techsystems Inc./1/                 3,165       170,942
First American Corp.                        6,984       170,410
Alberto-Culver Co. Class B                  3,453       170,164
Tyson Foods Inc. Class A                   21,943       170,058

Schedules of Investments                                                      99
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Pentair Inc.                                4,810  $    170,034
NVR Inc./1/                                   515       169,435
Providian Financial Corp./1/               25,656       168,303
Dow Jones & Co. Inc.                        4,732       167,702
Catellus Development Corp./1/               7,984       167,664
United Dominion Realty Trust Inc.          10,469       167,295
Brunswick Corp.                             8,790       167,010
Harris Corp.                                5,976       165,954
HON Industries Inc.                         5,757       164,075
PETsMART Inc./1/                           13,015       163,989
LSI Logic Corp./1/                         36,161       163,448
Constellation Brands Inc./1/                7,153       162,373
Michaels Stores Inc./1/                     6,467       161,740
Reynolds & Reynolds Co. (The) Class A       6,387       161,591
Fastenal Co.                                5,729       161,501
NVIDIA Corp./1/                            12,564       161,447
Bausch & Lomb Inc.                          4,869       160,141
Stanley Works (The)                         6,668       159,965
ADC Telecommunications Inc./1/             77,520       159,691
Cheesecake Factory (The)/1/                 4,939       159,382
Edwards Lifesciences Corp./1/               5,811       159,221
Great Plains Energy Inc.                    6,670       159,213
Toys R Us Inc./1/                          19,012       159,130
Host Marriott Corp./1/                     22,952       158,828
Reebok International Ltd./1/                4,830       158,666
Vishay Intertechnology Inc./1/             15,566       158,462
Webster Financial Corp.                     4,491       157,724
HCC Insurance Holdings Inc.                 6,080       155,405
Millipore Corp./1/                          4,733       154,769
Hormel Foods Corp.                          7,296       154,456
ALLETE Inc.                                 7,438       154,413
Certegy Inc./1/                             6,125       154,350
Neuberger Berman Inc.                       5,464       154,249
DPL Inc.                                   12,329       153,619
Applebee's International Inc.               5,466       153,267
AES Corp. (The)/1/                         42,304       153,140
Investors Financial Services Corp.          6,289       153,137
FirstMerit Corp.                            8,297       152,997
National Fuel Gas Co.                       6,994       152,959
Eaton Vance Corp.                           5,720       152,896
Meredith Corp.                              4,001       152,758
Emulex Corp./1/                             7,969       152,606
Renal Care Group Inc./1/                    4,892       152,533
Cullen/Frost Bankers Inc.                   4,996       151,778
Invitrogen Corp./1/                         4,955       151,772
Humana Inc./1/                             15,797       151,651
Lubrizol Corp.                              5,014       150,470
Entercom Communications Corp./1/            3,422       150,260
Tidewater Inc.                              5,216       149,804
Nordstrom Inc.                              9,242       149,720
Medicis Pharmaceutical Corp. Class A/1/     2,690       149,537
Hubbell Inc. Class B                        4,769       149,270
Goodrich (B.F.) Co.                        10,611       149,191
StanCorp Financial Group Inc.               2,893       149,134
Fisher Scientific International Inc./1/     5,321       148,775
Navistar International Corp./1/             6,044       148,743
Zebra Technologies Corp. Class A/1/         2,307       148,571
Harman International Industries Inc.        2,534       148,416
NCR Corp./1/                                8,090       148,371
Brown & Brown Inc.                          4,729       148,065
Cytyc Corp./1/                             11,325       147,791
Hudson City Bancorp Inc.                    7,272       147,185
CarMax Inc./1/                             10,056       146,516
Foot Locker Inc.                           13,683       146,408
Pier 1 Imports Inc.                         9,202       145,944
Pride International Inc./1/                10,815       145,894
BancorpSouth Inc.                           7,928       145,875
Cabot Corp.                                 6,082       145,117
Hawaiian Electric Industries Inc.           3,534       144,046
Maytag Corp.                                7,564       143,943
Arrow Electronics Inc./1/                   9,790       143,913
Sky Financial Group Inc.                    7,304       143,670
Washington Federal Inc.                     6,821       143,650
Apogent Technologies Inc./1/                9,829       143,307
iStar Financial Inc.                        4,894       142,758
Vectren Corp.                               6,616       142,310
Lam Research Corp./1/                      12,444       141,725
Chico's FAS Inc./1/                         7,076       141,520
Alliant Energy Corp.                        8,803       141,464
Annaly Mortgage Management Inc.             8,092       141,367
Quintiles Transnational Corp./1/           11,624       141,348
Tektronix Inc./1/                           8,195       140,544
Snap-On Inc.                                5,676       140,538
Varco International Inc./1/                 7,616       139,449

100                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Donaldson Co. Inc.                          3,761  $    137,577
Krispy Kreme Doughnuts Inc./1/              4,044       136,930
OGE Energy Corp.                            7,606       136,680
CheckFree Corp./1/                          6,074       136,544
Lee Enterprises Inc.                        4,323       136,261
Hudson United Bancorp                       4,418       136,074
Transatlantic Holdings Inc.                 2,048       134,246
Old National Bancorp                        6,263       134,028
Independence Community Bank Corp.           5,060       133,837
CBRL Group Inc.                             4,849       133,105
CNF Inc.                                    4,365       132,914
Whitney Holding Corp.                       3,883       132,488
BRE Properties Inc. Class A                 4,488       132,172
Colonial BancGroup Inc. (The)              11,717       131,816
Performance Food Group Co./1/               4,287       131,439
Coors (Adolf) Company Class B               2,710       131,435
CarrAmerica Realty Corp.                    5,181       131,338
Martin Marietta Materials Inc.              4,745       131,009
Graco Inc.                                  4,648       130,609
Valassis Communications Inc./1/             4,940       130,416
Ruby Tuesday Inc.                           6,344       129,418
CenterPoint Properties Corp.                2,239       129,414
Mack-Cali Realty Corp.                      4,175       129,300
Westamerica Bancorp                         3,272       129,211
Acxiom Corp./1/                             7,650       128,749
Arden Realty Inc.                           5,649       128,119
Affymetrix Inc./1/                          4,912       127,712
Big Lots Inc./1/                           11,320       127,350
Leucadia National Corp.                     3,520       125,805
Dreyer's Grand Ice Cream Inc.               1,813       125,677
Waddell & Reed Financial Inc. Class A       7,111       124,940
Helmerich & Payne Inc.                      4,868       124,718
BorgWarner Inc.                             2,603       124,528
SICOR Inc./1/                               7,451       124,432
Peoples Energy Corp.                        3,457       123,657
Pharmaceutical Product
  Development Inc./1/                       4,583       123,058
Philadelphia Suburban Corp.                 5,593       122,766
FNB Corp. - Florida Shares                  4,285       122,722
UTStarcom Inc./1/                           6,135       122,639
First Midwest Bancorp Inc.                  4,734       122,185
Brocade Communications Systems Inc./1/     25,031       122,151
International Rectifier Corp./1/            6,207       122,092
Advanced Fibre Communications Inc./1/       8,057       121,983
Roslyn Bancorp Inc.                         6,784       121,976
Coventry Health Care Inc./1/                3,705       121,894
Freeport-McMoRan Copper & Gold Inc./1/      7,130       121,567
Precision Castparts Corp.                   5,064       120,675
Teleflex Inc.                               3,375       120,488
Harsco Corp.                                3,924       119,643
Herman Miller Inc.                          7,410       119,301
Rayonier Inc.                               2,702       119,050
Hispanic Broadcasting Corp./1/              5,732       118,423
Nicor Inc.                                  4,325       118,159
Tech Data Corp./1/                          4,908       117,498
Borders Group Inc./1/                       7,979       117,291
RPM International Inc.                     11,157       117,149
AGCO Corp./1/                               7,270       117,047
Fairchild Semiconductor International
  Inc. Class A/1/                          11,156       116,692
Sybase Inc./1/                              8,994       116,472
E*TRADE Group Inc./1/                      27,577       116,099
Avnet Inc./1/                              11,040       115,699
Crescent Real Estate Equities Co.           7,942       114,206
Ryder System Inc.                           5,565       114,138
Camden Property Trust                       3,517       113,951
Calpine Corp./1/                           34,493       113,827
AptarGroup Inc.                             3,515       113,710
Harte-Hanks Inc.                            5,936       113,378
DaVita Inc./1/                              5,469       113,372
Polaris Industries Inc.                     2,272       112,964
Weight Watchers International Inc./1/       2,453       112,961
Charles River Laboratories International
  Inc./1/                                   4,338       110,706
Compuware Corp./1/                         32,531       110,280
Park National Corp.                         1,180       110,094
Global Payments Inc.                        3,596       109,750
FMC Technologies Inc./1/                    5,681       109,075
Mandalay Resort Group/1/                    3,957       109,055
First Industrial Realty Trust Inc.          3,845       108,890
IndyMac Bancorp Inc.                        5,597       108,862

Schedules of Investments                                                     101
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Ryland Group Inc.                           2,514  $    108,580
Edwards (J.D.) & Co./1/                     9,821       108,227
International Speedway Corp. Class A        2,701       108,202
Boise Cascade Corp.                         4,937       107,873
Delta Air Lines Inc.                       12,026       107,031
Church & Dwight Co. Inc.                    3,518       106,806
BearingPoint Inc./1/                       16,740       106,634
Circuit City Stores Inc.                   20,410       106,132
Lancaster Colony Corp.                      2,767       106,112
O'Reilly Automotive Inc./1/                 3,911       105,988
Highwoods Properties Inc.                   5,158       105,430
Accredo Health Inc./1/                      4,317       105,071
Timken Co. (The)                            6,722       104,998
Unitrin Inc.                                4,523       104,798
Grant Prideco Inc./1/                       8,680       104,681
DeVry Inc./1/                               5,567       103,936
Packaging Corporation of America/1/         5,768       103,882
Wiley (John) & Sons Inc. Class A            4,567       103,580
Citizens Banking Corp.                      4,376       103,449
Allied Waste Industries Inc./1/            12,947       103,447
Mettler Toledo International Inc./1/        3,472       103,431
Diamond Offshore Drilling Inc.              5,305       102,970
99 Cents Only Stores/1/                     4,035       102,892
Dana Corp.                                 14,510       102,441
Neiman-Marcus Group Inc. Class A/1/         3,523       102,132
IMC Global Inc.                            10,566       101,645
Trustmark Corp.                             4,256       101,123
Zale Corp./1/                               3,085       101,003
National Instruments Corp./1/               2,859       100,837
Reliant Resources Inc./1/                  28,275       100,659
Community Health Systems Inc./1/            4,911       100,626
Human Genome Sciences Inc./1/              11,736       100,343
Integrated Circuit Systems Inc./1/          4,617       100,189
IKON Office Solutions Inc.                 14,023        99,563
Alliance Data Systems Corp./1/              5,847        99,399
Expedia Inc./1/                             1,920        99,187
Clayton Homes Inc.                          8,931        98,598
Scotts Co. (The) Class A/1/                 1,903        98,575
Owens-Illinois Inc./1/                     10,876        98,319
Reckson Associates Realty Corp.             5,224        98,211
Raymond James Financial Inc.                3,790        98,047
Readers Digest Association Inc. (The)       9,564        97,648
AmerUs Group Co.                            3,951        96,958
PerkinElmer Inc.                           10,902        96,919
PMC-Sierra Inc./1/                         16,256        96,723
LifePoint Hospitals Inc./1/                 3,846        96,573
McClatchy Co. (The) Class A                 1,798        96,355
Swift Transportation Co. Inc./1/            6,014        96,224
Mercury General Corp.                       2,534        96,165
United States Steel Corp.                   9,745        95,793
Furniture Brands International Inc./1/      4,897        95,785
Applied Micro Circuits Corp./1/            29,263        95,397
Education Management Corp./1/               2,396        95,289
Radio One Inc. Class D/1/                   7,166        94,878
ICOS Corp./1/                               5,062        94,710
Pixar Inc./1/                               1,721        93,072
ArvinMeritor Inc.                           6,622        92,642
Alleghany Corp./1/                            565        92,561
RF Micro Devices Inc./1/                   15,342        92,497
MONY Group Inc. (The)                       4,405        92,065
Ethan Allen Interiors Inc.                  3,092        90,998
Cousins Properties Inc.                     3,520        90,992
Saks Inc./1/                               11,791        90,673
Erie Indemnity Co. Class A                  2,497        90,641
Semtech Corp./1/                            5,977        90,552
PepsiAmericas Inc.                          7,691        90,446
Lafarge North America Inc.                  3,095        89,910
Affiliated Managers Group Inc./1/           2,156        89,625
Rite Aid Corp./1/                          39,419        88,299
Cerner Corp./1/                             2,723        88,171
Ingram Micro Inc. Class A/1/                7,961        87,810
Dillards Inc. Class A                       6,796        87,804
Provident Financial Group Inc.              4,117        87,404
Crane Co.                                   4,952        86,264
TMP Worldwide Inc./1/                       8,027        86,130
Toll Brothers Inc./1/                       4,406        85,036
American Greetings Corp. Class A/1/         6,444        84,416
LaBranche & Co. Inc.                        4,570        83,997
IDACORP Inc.                                3,681        83,927
Winn-Dixie Stores Inc.                      6,309        83,405
Cummins Inc.                                3,380        83,148
Downey Financial Corp.                      2,108        83,076
Cypress Semiconductor Corp./1/             11,963        82,545
Barnes & Noble Inc./1/                      4,341        82,436

102                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
York International Corp.                    3,846  $     80,766
Integrated Device Technology Inc./1/       10,171        80,758
La-Z-Boy Inc.                               4,654        80,421
Gemstar-TV Guide International Inc./1/     21,885        80,296
Getty Images Inc./1/                        2,899        79,607
Diagnostic Products Corp.                   2,129        79,518
Scholastic Corp./1/                         2,946        79,247
Cymer Inc./1/                               3,336        78,896
Polycom Inc./1/                             9,759        78,853
Callaway Golf Co.                           6,631        78,776
BJ's Wholesale Club Inc./1/                 6,949        78,524
American National Insurance Co.             1,001        78,008
Vertex Pharmaceuticals Inc./1/              7,002        77,862
Activision Inc./1/                          5,362        77,481
Goodyear Tire & Rubber Co. (The)           14,925        77,162
Cimarex Energy Co./1/                       3,948        76,789
Amphenol Corp. Class A/1/                   1,884        76,773
Regency Centers Corp.                       2,327        76,675
Cooper Tire & Rubber Co.                    6,280        76,616
St. Joe Company (The)                       2,807        76,350
Timberland Co. Class A/1/                   1,822        76,178
American Eagle Outfitters Inc./1/           5,242        76,109
Visteon Corp.                              12,805        76,062
Allegheny Energy Inc.                      12,221        75,892
Forest City Enterprises Inc. Class A        2,162        75,194
Trizec Properties Inc.                      8,774        74,579
Macromedia Inc./1/                          6,083        73,483
Pittston Brink's Group                      5,299        73,444
Andrx Group/1/                              6,183        73,021
Tootsie Roll Industries Inc.                2,553        72,835
BlackRock Inc./1/                           1,671        72,755
Allmerica Financial Corp./1/                5,163        72,437
IDT Corp./1/                                4,834        72,413
ICN Pharmaceuticals Inc.                    8,120        72,349
Avaya Inc./1/                              35,322        72,057
Extended Stay America Inc./1/               7,045        71,154
Henry (Jack) & Associates Inc.              6,631        70,222
Catalina Marketing Corp./1/                 3,607        69,363
Hercules Inc./1/                            7,949        69,156
Perot Systems Corp. Class A/1/              6,734        69,091
Silicon Valley Bancshares/1/                3,794        69,013
CEC Entertainment Inc./1/                   2,534        68,950
Polo Ralph Lauren Corp./1/                  3,002        68,746
Dynegy Inc. Class A                        26,247        68,505
Cox Radio Inc. Class A/1/                   3,306        68,302
ARAMARK Corp. Class B/1/                    2,943        67,395
Investment Technology Group Inc./1/         4,814        67,252
Phoenix Companies Inc.                      9,194        66,565
Forest Oil Corp./1/                         2,977        66,387
Capitol Federal Financial                   2,202        66,016
Albemarle Corp.                             2,686        65,404
KEMET Corp./1/                              8,369        65,278
Advance Auto Parts Inc./1/                  1,386        64,102
Atmel Corp./1/                             39,770        63,632
Talbots Inc. (The)                          2,460        63,320
Greater Bay Bancorp                         4,423        63,249
Mirant Corp./1/                            39,356        62,970
Adaptec Inc./1/                            10,417        62,815
Flowserve Corp./1/                          5,386        62,747
University of Phoenix Online/1/             1,465        62,482
Peabody Energy Corp.                        2,210        61,637
People's Bank                               2,427        61,282
Emmis Communications Corp./1/               3,605        60,852
Media General Inc. Class A                  1,230        60,565
GATX Corp.                                  4,044        58,557
American Financial Group Inc.               2,948        58,518
CMS Energy Corp.                           13,210        58,256
Nationwide Financial Services Inc.          2,372        57,806
Premcor Inc./1/                             2,232        57,340
Total System Services Inc.                  3,614        56,595
Micrel Inc./1/                              6,075        56,012
CNA Financial Corp./1/                      2,454        54,970
American Axle & Manufacturing Holdings
  Inc./1/                                   2,570        54,073
SkyWest Inc.                                5,223        53,849
Titan Corp. (The)/1/                        7,137        53,171
Hotels.com Class A/1/                         916        52,830
Andrew Corp./1/                             9,583        52,706
Blockbuster Inc.                            2,958        50,582
Copart Inc./1/                              6,550        50,304
United Rentals Inc./1/                      5,147        49,514
AmeriCredit Corp./1/                       14,922        49,243
Columbia Sportswear Co./1/                  1,291        47,986
Nuveen Investments Inc. Class A             2,123        47,449

Schedules of Investments                                                     103
iSHARES RUSSELL MIDCAP INDEX FUND
March 31, 2003

Security                                   Shares         Value
---------------------------------------------------------------
Six Flags Inc./1/                           8,464  $     47,398
Interactive Data Corp./1/                   3,359        47,060
Loews Corporation - Carolina Group          2,539        46,972
AVX Corp.                                   5,157        46,413
Metro-Goldwyn-Mayer Inc./1/                 4,359        45,770
BOK Financial Corp./1/                      1,389        45,379
CSG Systems International Inc./1/           5,157        44,711
Amkor Technology Inc./1/                    8,531        44,105
Reinsurance Group of America Inc.           1,667        43,809
Wesco Financial Corp.                         144        42,912
Cumulus Media Inc. Class A/1/               2,870        41,787
Gateway Inc./1/                            17,227        40,656
PanAmSat Corp./1/                           2,859        40,369
Advanced Medical Optics Inc./1/             2,934        39,462
Student Loan Corp.                            403        39,333
MSC Industrial Direct Co. Inc. Class
  A/1/                                      2,459        39,319
Advent Software Inc./1/                     3,193        38,856
United States Cellular Corp./1/             1,639        38,697
21st Century Insurance Group                3,115        38,626
Shaw Group Inc. (The)/1/                    3,779        37,979
Conexant Systems Inc./1/                   25,255        37,630
Sonic Automotive Inc./1/                    2,543        37,382
Aquila Inc.                                17,539        36,481
Northwest Airlines Corp./1/                 5,240        36,156
RealNetworks Inc./1/                        8,614        35,576
Lin TV Corp. Class A/1/                     1,665        34,149
Hearst-Argyle Television Inc./1/            1,638        33,890
CONSOL Energy Inc.                          2,041        33,738
West Corp./1/                               1,859        32,886
AMR Corp./1/                               15,186        31,891
Continental Airlines Inc. Class B/1/        6,222        31,857
Regal Entertainment Group Class A           1,770        31,772
AK Steel Holding Corp./1/                   9,270        30,127
Steelcase Inc. Class A                      2,948        28,153
MKS Instruments Inc./1/                     2,246        28,075
PETCO Animal Supplies Inc./1/               1,419        26,748
OM Group Inc.                               2,717        23,774
JetBlue Airways Corp./1/                      845        23,415
Orthodontic Centers of America Inc./1/      4,490        23,393
Entravision Communications Corp./1/         4,262        23,015
Allegheny Technologies Inc.                 7,865        22,808
Texas Genco Holdings Inc.                   1,308        22,746
i2 Technologies Inc./1/                    28,440        22,468
UnitedGlobalCom Inc. Class A/1/             7,142        21,783
GameStop Corp./1/                           1,732        20,784
Instinet Group Inc.                         5,313        18,649
AMN Healthcare Services Inc./1/             1,383        15,185
Ribapharm Inc./1/                           2,534        13,126
National Processing Inc./1/                   734        10,217
Charter Communications Inc. Class A/1/     12,287        10,198
TOTAL COMMON STOCKS
  (COST: $210,486,261)                              193,625,981

SHORT TERM INSTRUMENTS - 0.11%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    154,068       154,068
BlackRock Temp Cash Money Market Fund      54,263        54,263
Goldman Sachs Financial Square Prime
  Obligation Fund                             295           295
TOTAL SHORT TERM INSTRUMENTS
  (COST: $208,626)                                      208,626

TOTAL INVESTMENTS IN
  SECURITIES - 100.04%
  (COST $210,694,887)                               193,834,607
OTHER ASSETS, LESS LIABILITIES - (0.04%)                (80,789)
                                                   ------------
NET ASSETS - 100.00%                               $193,753,818
                                                   ============

/1/  Non-income earning securities.

See notes to financial statements.

104                                   2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
COMMON STOCKS - 100.00%
WellPoint Health Networks Inc./1/           19,989  $  1,534,156
Bed Bath & Beyond Inc./1/                   40,142     1,386,505
Starbucks Corp./1/                          53,088     1,367,547
Zimmer Holdings Inc./1/                     26,670     1,296,962
Yahoo! Inc./1/                              53,690     1,289,634
Stryker Corp.                               18,481     1,268,721
Allergan Inc.                               18,435     1,257,451
Mattel Inc.                                 54,959     1,236,577
Nextel Communications Inc. Class A/1/       92,178     1,234,263
Lexmark International Inc./1/               17,815     1,192,714
St. Jude Medical Inc./1/                    24,202     1,179,848
Staples Inc./1/                             64,136     1,175,613
MedImmune Inc./1/                           34,397     1,129,254
Biomet Inc.                                 36,804     1,128,043
Newmont Mining Corp.                        42,157     1,102,406
Block (H & R) Inc.                          25,204     1,075,959
Anthem Inc./1/                              15,843     1,049,599
Danaher Corp.                               15,369     1,010,665
Adobe Systems Inc.                          32,684     1,007,648
Gilead Sciences Inc./1/                     23,661       993,525
Intuit Inc./1/                              26,188       974,194
Electronic Arts Inc./1/                     16,561       971,137
International Game Technology Inc./1/       11,668       955,609
KLA-Tencor Corp./1/                         25,970       933,414
Ecolab Inc.                                 17,711       873,684
Veritas Software Corp./1/                   48,162       846,688
Genzyme Corp. - General Division/1/         23,091       841,667
Moody's Corp.                               17,944       829,551
Fiserv Inc./1/                              26,265       826,822
SunGard Data Systems Inc./1/                38,729       824,928
Apollo Group Inc. Class A/1/                16,288       812,771
Yum! Brands Inc./1/                         32,540       791,698
McKesson Corp.                              31,625       788,411
Symantec Corp./1/                           19,791       775,411
BJ Services Co./1/                          21,520       740,073
Synovus Financial Corp.                     40,552       725,475
Altera Corp./1/                             52,767       714,465
Mylan Laboratories Inc.                     24,277       697,964
Amazon.com Inc./1/                          26,100       679,383
Family Dollar Stores Inc.                   21,931       677,229
Quest Diagnostics Inc./1/                   10,854       647,875
Pitney Bowes Inc.                           19,994       638,208
Health Management Associates Inc. Class
  A                                         33,135       629,565
Halliburton Co.                             29,914       620,117
AmerisourceBergen Corp.                     11,695       613,988
Biogen Inc./1/                              20,397       611,094
Caremark Rx Inc./1/                         33,384       605,920
AutoZone Inc./1/                             8,636       593,380
Affiliated Computer Services Inc. Class
  A/1/                                      13,311       589,145
Laboratory Corp. of
  America Holdings/1/                       19,569       580,221
PeopleSoft Inc./1/                          37,772       577,912
Avery Dennison Corp.                         9,682       568,043
Coca-Cola Enterprises Inc.                  30,006       560,812
New York Times Co. Class A                  12,733       549,429
Microchip Technology Inc.                   27,398       545,220
IMS Health Inc.                             34,630       540,574
Cintas Corp.                                16,280       535,612
RadioShack Corp.                            23,861       531,862
IDEC Pharmaceuticals Corp./1/               15,440       531,429
Harrah's Entertainment Inc./1/              14,843       529,895
Univision Communications Inc.
  Class A/1/                                20,939       513,215
BEA Systems Inc./1/                         49,483       504,232
Novellus Systems Inc./1/                    18,490       504,222
Varian Medical Systems Inc./1/               9,327       503,005
Clorox Co.                                  10,750       496,327
Smith International Inc./1/                 13,920       490,402
American Standard Companies Inc./1/          7,048       484,691
Express Scripts Inc./1/                      8,669       482,690
Chiron Corp./1/                             12,787       479,512
Dollar General Corp.                        38,638       471,770
Coach Inc./1/                               12,166       466,323
Expeditors International
  Washington Inc.                           12,924       464,618
Network Appliance Inc./1/                   40,690       455,321
Lincare Holdings Inc./1/                    14,765       453,138
QLogic Corp./1/                             12,103       449,505
Marriott International Inc. Class A         14,126       449,348

Schedules of Investments                                                     105
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
DST Systems Inc./1/                         16,427  $    446,814
Synopsys Inc./1/                            10,322       439,304
Applera Corp. - Applied
  Biosystems Group                          27,415       433,979
Pepsi Bottling Group Inc.                   24,088       431,898
Siebel Systems Inc./1/                      53,503       428,559
ENSCO International Inc.                    16,755       427,420
Sprint Corp. (PCS Group)/1/                 97,415       424,729
Darden Restaurants Inc.                     23,766       424,223
Sealed Air Corp./1/                         10,430       418,556
King Pharmaceuticals Inc./1/                34,039       406,085
Whole Foods Market Inc./1/                   7,195       400,330
Corning Inc./1/                             68,384       399,363
Hershey Foods Corp.                          6,350       397,891
ChoicePoint Inc./1/                         11,666       395,477
Ross Stores Inc.                            10,848       392,155
Tiffany & Co.                               15,285       382,125
L-3 Communications Holdings Inc./1/          9,433       378,924
Brinker International Inc./1/               12,358       376,919
Equifax Inc.                                18,361       367,036
Oxford Health Plans Inc./1/                 12,065       366,293
Brown-Forman Corp. Class B                   4,762       366,198
Black & Decker Corp.                        10,470       364,984
Cadence Design Systems Inc./1/              36,371       363,710
Waters Corp./1/                             17,117       362,196
Deluxe Corp.                                 8,827       354,228
National Semiconductor Corp./1/             20,705       352,813
Abercrombie & Fitch Co. Class A/1/          11,687       350,961
Ocean Energy Inc.                           17,132       342,640
Murphy Oil Corp.                             7,742       341,964
Kinder Morgan Inc.                           7,590       341,550
Jabil Circuit Inc./1/                       19,425       339,937
Mohawk Industries Inc./1/                    7,048       337,881
First Health Group Corp./1/                 13,128       333,976
DENTSPLY International Inc.                  9,572       333,010
CDW Computer Centers Inc./1/                 8,086       329,909
Molex Inc.                                  15,308       328,816
Westwood One Inc./1/                        10,486       327,583
Fair Isaac and Co. Inc.                      6,423       326,417
Barr Laboratories Inc./1/                    5,706       325,242
Qwest Communications
  International Inc./1/                     93,166       325,149
Estee Lauder Companies Inc. Class A         10,536       319,873
UST Inc.                                    11,579       319,580
Juniper Networks Inc./1/                    38,983       318,491
Commerce Bancorp Inc.                        7,948       315,854
Sabre Holdings Corp./1/                     19,833       315,543
Dun & Bradstreet Corp./1/                    8,227       314,683
Mercury Interactive Corp./1/                10,577       313,925
Convergys Corp./1/                          23,725       313,170
Patterson Dental Co./1/                      6,814       312,967
Dollar Tree Stores Inc./1/                  15,585       310,141
Career Education Corp./1/                    6,176       302,130
CH Robinson Worldwide Inc.                   9,184       300,317
Patterson-UTI Energy Inc./1/                 9,146       295,965
Network Associates Inc./1/                  21,250       293,462
Cooper Cameron Corp./1/                      5,886       291,416
Gallagher (Arthur J.) & Co.                 11,807       289,862
Starwood Hotels & Resorts
  Worldwide Inc.                            12,071       287,169
Federated Investors Inc. Class B            11,255       286,440
AdvancePCS/1/                               10,090       285,951
Robert Half International Inc./1/           21,087       280,668
Burlington Resources Inc.                    5,878       280,439
BMC Software Inc./1/                        18,394       277,565
Scripps (E.W.) Co. Class A                   3,641       275,769
Universal Health Services Inc. Class
  B/1/                                       6,762       275,687
Celgene Corp./1/                            10,460       272,797
Beckman Coulter Inc.                         7,998       272,172
SEI Investment Co.                          10,352       271,222
Citrix Systems Inc./1/                      20,545       270,372
Williams-Sonoma Inc./1/                     12,254       267,137
Gentex Corp./1/                             10,366       263,711
Mid Atlantic Medical Services Inc./1/        6,470       262,358
Wendy's International Inc.                   9,455       260,107
IVAX Corp./1/                               20,887       255,866
Cephalon Inc./1/                             6,336       253,060
TCF Financial Corp.                          6,284       251,611
Rent-A-Center Inc./1/                        4,536       248,165
BISYS Group Inc. (The)/1/                   15,085       246,187
Legg Mason Inc.                              5,043       245,796

106                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Level 3 Communications Inc./1/              47,018  $    242,613
McCormick & Co. Inc.                        10,041       242,390
NVR Inc./1/                                    735       241,815
Alliant Techsystems Inc./1/                  4,442       239,912
Allied Capital Corp.                        11,995       239,660
Steris Corp./1/                              9,115       238,448
JDS Uniphase Corp./1/                       82,674       235,621
PETsMART Inc./1/                            18,260       230,076
Teradyne Inc./1/                            19,627       228,458
Michaels Stores Inc./1/                      9,079       227,066
NVIDIA Corp./1/                             17,648       226,777
Fastenal Co.                                 8,044       226,760
Reynolds & Reynolds Co. (The) Class A        8,947       226,359
Cheesecake Factory (The)/1/                  6,978       225,180
Ceridian Corp./1/                           15,875       221,932
Millipore Corp./1/                           6,612       216,212
Certegy Inc./1/                              8,561       215,737
Investors Financial Services Corp.           8,810       214,523
Eaton Vance Corp.                            8,020       214,375
Applebee's International Inc.                7,643       214,310
Viad Corp.                                   9,993       214,250
Amerada Hess Corp.                           4,809       212,846
Iron Mountain Inc./1/                        5,537       211,790
Fisher Scientific International Inc./1/      7,470       208,861
Harman International Industries Inc.         3,546       207,689
Brown & Brown Inc.                           6,622       207,335
Cytyc Corp./1/                              15,881       207,247
Doral Financial Corp.                        5,858       207,080
Manpower Inc.                                6,900       206,172
Neuberger Berman Inc.                        7,217       203,736
Lamar Advertising Co./1/                     6,885       202,075
Maytag Corp.                                10,615       202,003
Lam Research Corp./1/                       17,471       198,977
Chico's FAS Inc./1/                          9,941       198,820
Jacobs Engineering Group Inc./1/             4,687       196,901
Krispy Kreme Doughnuts Inc./1/               5,668       191,918
Zebra Technologies Corp. Class A/1/          2,959       190,560
Entercom Communications Corp./1/             4,318       189,603
Agere Systems Inc. Class B/1/              123,390       185,085
Graco Inc.                                   6,584       185,010
Catellus Development Corp./1/                8,721       183,141
Ruby Tuesday Inc.                            8,905       181,662
Citizens Communications Co./1/              18,093       180,568
Affymetrix Inc./1/                           6,891       179,166
Waddell & Reed Financial Inc. Class A       10,103       177,510
Dreyer's Grand Ice Cream Inc.                2,553       176,974
Becton, Dickinson & Co.                      5,124       176,471
WebMD Corp./1/                              19,563       176,458
Millennium Pharmaceuticals Inc./1/          22,202       174,508
UTStarcom Inc./1/                            8,683       173,573
Brocade Communications
  Systems Inc./1/                           35,403       172,767
Pharmaceutical Product
  Development Inc./1/                        6,433       172,732
Omnicare Inc.                                6,299       171,396
Freeport-McMoRan Copper &
  Gold Inc./1/                              10,001       170,517
Broadcom Corp. Class A/1/                   13,807       170,516
Solectron Corp./1/                          56,339       170,144
Emulex Corp./1/                              8,875       169,956
GTECH Holdings Corp./1/                      5,133       167,644
Herman Miller Inc.                          10,397       167,392
North Fork Bancorp Inc.                      5,655       166,540
Henry Schein Inc./1/                         3,636       163,984
Intersil Corp. Class A/1/                   10,521       163,707
Medicis Pharmaceutical Corp. Class A/1/      2,894       160,877
Renal Care Group Inc./1/                     5,121       159,673
DaVita Inc./1/                               7,648       158,543
Polaris Industries Inc.                      3,186       158,408
Weight Watchers International Inc./1/        3,428       157,859
National-Oilwell Inc./1/                     7,017       157,111
SICOR Inc./1/                                9,370       156,479
Sanmina-SCI Corp./1/                        38,516       155,605
Edwards Lifesciences Corp./1/                5,678       155,577
Charles River Laboratories International
  Inc./1/                                    6,084       155,264
Fairchild Semiconductor International
  Inc. Class A/1/                           14,842       155,247
Leggett & Platt Inc.                         8,417       153,863
Dow Jones & Co. Inc.                         4,315       152,924
Outback Steakhouse Inc.                      4,320       152,842
Edwards (J.D.) & Co./1/                     13,762       151,657

Schedules of Investments                                                     107
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Noble Energy Inc.                            4,418  $    151,493
BearingPoint Inc./1/                        23,387       148,975
International Rectifier Corp./1/             7,556       148,627
Watson Pharmaceuticals Inc./1/               5,136       147,763
SPX Corp./1/                                 4,318       147,503
Accredo Health Inc./1/                       6,040       147,008
Tellabs Inc./1/                             25,284       146,394
Comverse Technology Inc./1/                 12,931       146,250
Grant Prideco Inc./1/                       12,116       146,119
Rowan Companies Inc.                         7,429       146,054
DeVry Inc./1/                                7,822       146,037
Stanley Works (The)                          6,073       145,691
Wiley (John) & Sons Inc. Class A             6,390       144,925
Mettler Toledo International Inc./1/         4,864       144,899
New York Community Bancorp Inc.              4,862       144,888
99 Cents Only Stores/1/                      5,670       144,585
Global Payments Inc.                         4,723       144,146
Newfield Exploration Co./1/                  4,226       143,219
National Instruments Corp./1/                4,001       141,115
Triad Hospitals Inc./1/                      5,230       140,687
Integrated Circuit Systems Inc./1/           6,478       140,573
Expedia Inc./1/                              2,700       139,482
International Flavors & Fragrances Inc.      4,459       138,630
CarMax Inc./1/                               9,497       138,371
LifePoint Hospitals Inc./1/                  5,457       137,025
PMC-Sierra Inc./1/                          22,810       135,719
Performance Food Group Co./1/                4,419       135,487
Symbol Technologies Inc.                    15,710       135,263
Education Management Corp./1/                3,368       133,945
VeriSign Inc./1/                            15,115       132,105
Pixar Inc./1/                                2,429       131,360
Dial Corp. (The)                             6,750       130,950
RF Micro Devices Inc./1/                    21,699       130,823
CIENA Corp./1/                              29,735       129,942
Donaldson Co. Inc.                           3,544       129,640
O'Reilly Automotive Inc./1/                  4,770       129,267
T. Rowe Price Group Inc.                     4,766       129,249
Acxiom Corp./1/                              7,648       128,716
Semtech Corp./1/                             8,369       126,790
Harris Corp.                                 4,457       123,771
Cerner Corp./1/                              3,819       123,659
Varco International Inc./1/                  6,651       121,780
Allied Waste Industries Inc./1/             15,127       120,865
Thermo Electron Corp./1/                     6,574       118,989
Harte-Hanks Inc.                             6,203       118,477
LSI Logic Corp./1/                          25,298       114,347
Diagnostic Products Corp.                    3,029       113,133
Hispanic Broadcasting Corp./1/               5,346       110,448
BJ's Wholesale Club Inc./1/                  9,753       110,209
Cymer Inc./1/                                4,639       109,712
Activision Inc./1/                           7,506       108,462
Amphenol Corp. Class A/1/                    2,656       108,232
Apogent Technologies Inc./1/                 7,413       108,082
Tidewater Inc.                               3,746       107,585
Timberland Co. Class A/1/                    2,567       107,326
Alliance Data Systems Corp./1/               6,291       106,947
Hilton Hotels Corp.                          9,171       106,475
St. Joe Company (The)                        3,879       105,509
Manor Care Inc./1/                           5,442       104,650
Computer Associates
  International Inc.                         7,593       103,720
BlackRock Inc./1/                            2,346       102,145
Andrx Group/1/                               8,647       102,121
Pride International Inc./1/                  7,557       101,944
Tootsie Roll Industries Inc.                 3,561       101,602
Affiliated Managers Group Inc./1/            2,430       101,015
Community Health Systems Inc./1/             4,912       100,647
Quintiles Transnational Corp./1/             8,141        98,995
Henry (Jack) & Associates Inc.               9,318        98,678
Big Lots Inc./1/                             8,727        98,179
CEC Entertainment Inc./1/                    3,598        97,902
Catalina Marketing Corp./1/                  5,079        97,669
CheckFree Corp./1/                           4,283        96,282
American Eagle Outfitters Inc./1/            6,604        95,883
ARAMARK Corp. Class B/1/                     4,142        94,852
Investment Technology Group Inc./1/          6,739        94,144
Invitrogen Corp./1/                          3,065        93,881
Constellation Brands Inc./1/                 4,133        93,819
Getty Images Inc./1/                         3,374        92,650
Diamond Offshore Drilling Inc.               4,765        92,489
Providian Financial Corp./1/                14,084        92,391
Ball Corp.                                   1,654        92,128

108                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Perot Systems Corp. Class A/1/               8,945  $     91,776
ADC Telecommunications Inc./1/              44,106        90,858
Advanced Micro Devices Inc./1/              14,531        89,802
Cypress Semiconductor Corp./1/              12,969        89,486
Advanced Fibre Communications Inc./1/        5,897        89,281
Advance Auto Parts Inc./1/                   1,924        88,985
AES Corp. (The)/1/                          24,553        88,882
Valspar Corp. (The)                          2,164        88,573
Church & Dwight Co. Inc.                     2,908        88,287
Furniture Brands International Inc./1/       4,495        87,922
University of Phoenix Online/1/              2,034        86,750
AGCO Corp./1/                                5,345        86,054
Polycom Inc./1/                             10,358        83,693
Coventry Health Care Inc./1/                 2,514        82,711
Macromedia Inc./1/                           6,840        82,627
Talbots Inc. (The)                           3,158        81,287
Sigma-Aldrich Corp.                          1,792        79,726
Total System Services Inc.                   5,087        79,662
Micrel Inc./1/                               8,592        79,218
TMP Worldwide Inc./1/                        7,331        78,662
Flowserve Corp./1/                           6,695        77,997
Computer Sciences Corp./1/                   2,396        77,990
Foot Locker Inc.                             7,281        77,907
Swift Transportation Co. Inc./1/             4,765        76,240
Sybase Inc./1/                               5,884        76,198
E*TRADE Group Inc./1/                       18,001        75,784
International Speedway Corp. Class A         1,876        75,153
Hotels.com Class A/1/                        1,295        74,689
Health Net Inc./1/                           2,646        70,833
Copart Inc./1/                               9,177        70,479
Human Genome Sciences Inc./1/                8,242        70,469
Radio One Inc. Class D/1/                    5,310        70,304
Unisys Corp./1/                              7,460        69,080
Ethan Allen Interiors Inc.                   2,330        68,572
Compuware Corp./1/                          20,170        68,376
Pier 1 Imports Inc.                          4,266        67,659
Applied Micro Circuits Corp./1/             20,472        66,739
Titan Corp. (The)/1/                         8,918        66,439
Nuveen Investments Inc. Class A              2,969        66,357
Autodesk Inc.                                4,312        65,801
Pioneer Natural Resources Co./1/             2,575        64,632
Columbia Sportswear Co./1/                   1,704        63,338
CSG Systems International Inc./1/            7,234        62,719
Atmel Corp./1/                              39,160        62,656
Provident Financial Group Inc.               2,929        62,183
Cox Radio Inc. Class A/1/                    2,980        61,567
Fluor Corp.                                  1,788        60,220
Rouse Co. (The)                              1,697        58,631
Integrated Device Technology Inc./1/         7,280        57,803
ITT Industries Inc.                          1,074        57,362
Scholastic Corp./1/                          2,106        56,651
Gemstar-TV Guide International Inc./1/      15,306        56,158
Storage Technology Corp./1/                  2,707        54,736
Hudson United Bancorp                        1,765        54,362
PerkinElmer Inc.                             6,108        54,300
AmeriCredit Corp./1/                        16,113        53,173
Cimarex Energy Co./1/                        2,694        52,398
Newell Rubbermaid Inc.                       1,842        52,221
D.R. Horton Inc.                             2,710        52,032
Advent Software Inc./1/                      4,182        50,891
Tech Data Corp./1/                           2,123        50,825
Vishay Intertechnology Inc./1/               4,915        50,035
SkyWest Inc.                                 4,849        49,993
Rite Aid Corp./1/                           21,949        49,166
Arrow Electronics Inc./1/                    3,304        48,569
Calpine Corp./1/                            14,493        47,827
Forest Oil Corp./1/                          2,107        46,986
CONSOL Energy Inc.                           2,827        46,730
Rockwell Collins Inc.                        2,469        45,356
West Corp./1/                                2,562        45,322
Teleflex Inc.                                1,257        44,875
Pogo Producing Co.                           1,126        44,781
Janus Capital Group Inc.                     3,927        44,729
American Power Conversion Corp./1/           3,105        44,215
Adaptec Inc./1/                              7,237        43,639
Advanced Medical Optics Inc./1/              3,184        42,825
Westamerica Bancorp                          1,079        42,610
RealNetworks Inc./1/                        10,158        41,953
Energizer Holdings Inc./1/                   1,621        41,319
Donnelley (R.R.) & Sons Co.                  2,189        40,102
Amkor Technology Inc./1/                     7,652        39,561
MSC Industrial Direct Co. Inc. Class
  A/1/                                       2,432        38,888

Schedules of Investments                                                     109
iSHARES RUSSELL MIDCAP GROWTH INDEX FUND
March 31, 2003


Security                                    Shares         Value
----------------------------------------------------------------
Zale Corp./1/                                1,171  $     38,339
Readers Digest Association Inc. (The)        3,754        38,328
Jones Apparel Group Inc./1/                  1,391        38,155
Scotts Co. (The) Class A/1/                    726        37,607
PETCO Animal Supplies Inc./1/                1,982        37,361
Ambac Financial Group Inc.                     727        36,728
MKS Instruments Inc./1/                      2,914        36,425
Tektronix Inc./1/                            2,075        35,586
Sonic Automotive Inc./1/                     2,331        34,266
Ingram Micro Inc. Class A/1/                 3,099        34,182
Barnes & Noble Inc./1/                       1,761        33,441
Shaw Group Inc. (The)/1/                     3,181        31,969
HCC Insurance Holdings Inc.                  1,225        31,311
Metro-Goldwyn-Mayer Inc./1/                  2,931        30,775
Orthodontic Centers of America Inc./1/       5,895        30,713
XTO Energy Inc.                              1,613        30,647
Blockbuster Inc.                             1,764        30,164
Cumulus Media Inc. Class A/1/                1,978        28,800
CBRL Group Inc.                              1,041        28,575
Lin TV Corp. Class A/1/                      1,388        28,468
PanAmSat Corp./1/                            2,015        28,452
Meredith Corp.                                 731        27,910
Callaway Golf Co.                            2,266        26,920
Cabot Corp.                                  1,118        26,675
ICN Pharmaceuticals Inc.                     2,981        26,561
Conexant Systems Inc./1/                    17,814        26,543
HON Industries Inc.                            861        24,538
Lennar Corp.                                   442        23,669
Extended Stay America Inc./1/                2,334        23,573
Williams Companies Inc.                      5,124        23,468
Vulcan Materials Co.                           720        21,766
Regal Entertainment Group Class A            1,158        20,786
FMC Technologies Inc./1/                     1,081        20,755
AMN Healthcare Services Inc./1/              1,890        20,752
GameStop Corp./1/                            1,631        19,572
Circuit City Stores Inc.                     3,545        18,434
Pall Corp.                                     909        18,180
Markel Corp./1/                                 81        18,120
Borders Group Inc./1/                        1,162        17,081
Alberto-Culver Co. Class B                     345        17,002
i2 Technologies Inc./1/                     21,013        16,600
Mandalay Resort Group/1/                       576        15,875
MGM Grand Inc./1/                              506        14,800
Greater Bay Bancorp                          1,032        14,758
United Rentals Inc./1/                       1,528        14,699
Ribapharm Inc./1/                            2,794        14,473
National Processing Inc./1/                  1,025        14,268
Mirant Corp./1/                              8,640        13,824
Avaya Inc./1/                                6,470        13,199
LaBranche & Co. Inc.                           712        13,087
Silicon Valley Bancshares/1/                   549         9,986
ArvinMeritor Inc.                              667         9,331
La-Z-Boy Inc.                                  510         8,813
JetBlue Airways Corp./1/                       304         8,424
Emmis Communications Corp./1/                  492         8,305
Texas Genco Holdings Inc.                      270         4,695
OM Group Inc.                                  411         3,596
UnitedGlobalCom Inc. Class A/1/                531         1,620
TOTAL COMMON STOCKS
  (Cost: $129,705,207)                               116,466,699

SHORT TERM INSTRUMENTS - 0.14%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      51,030        51,030
BlackRock Temp Cash Money
  Market Fund                              113,078       113,078
Goldman Sachs Financial Square Prime
  Obligation Fund                              616           616
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $164,724)                                       164,724

TOTAL INVESTMENTS IN
  SECURITIES - 100.14%
  (Cost $129,869,931)                                116,631,423
Other Assets, Less LiabilitieS - (0.14%)                (157,989)
                                                    ------------
NET ASSETS - 100.00%                                $116,473,434
                                                    ============

/1/  Non-income earning securities.

See Notes to Financial Statements.

110                                   2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
COMMON STOCKS - 99.92%
Entergy Corp.                               20,720  $    997,668
Apache Corp.                                14,860       917,459
Praxair Inc.                                15,186       855,731
SouthTrust Corp.                            32,232       822,883
FirstEnergy Corp.                           25,762       811,503
Eastman Kodak Co.                           27,122       802,811
Consolidated Edison Inc.                    19,765       760,360
Public Service Enterprise Group Inc.        20,680       758,749
Becton, Dickinson & Co.                     20,587       709,016
PPG Industries Inc.                         15,693       707,440
Burlington Resources Inc.                   14,722       702,387
Regions Financial Corp.                     21,327       690,995
Marathon Oil Corp.                          28,801       690,360
Norfolk Southern Corp.                      36,088       669,793
Aetna Inc.                                  13,570       669,001
AmSouth Bancorp                             33,630       668,564
Newell Rubbermaid Inc.                      23,559       667,898
St. Paul Companies Inc.                     20,827       662,299
Devon Energy Corp.                          13,420       647,112
Unocal Corp.                                23,954       630,230
Equity Residential                          25,537       614,676
Fortune Brands Inc.                         13,967       598,765
Johnson Controls Inc.                        8,241       596,978
Charter One Financial Inc.                  21,521       595,271
Xerox Corp./1/                              66,968       582,622
Ameren Corp.                                14,897       581,728
DTE Energy Co.                              14,989       579,325
M&T Bank Corp.                               7,330       575,991
Bear Stearns Companies Inc. (The)            8,756       574,394
Archer-Daniels-Midland Co.                  53,090       573,372
CSX Corp.                                   19,754       563,384
Countrywide Financial Corp.                  9,608       552,460
Cinergy Corp.                               16,268       547,418
Jefferson-Pilot Corp.                       13,974       537,720
PPL Corp.                                   15,069       536,607
May Department Stores Co. (The)             26,772       532,495
MBIA Inc.                                   13,741       530,952
Marshall & Ilsley Corp.                     20,761       530,651
AON Corp.                                   25,266       522,501
PACCAR Inc.                                 10,129       509,185
Computer Associates
  International Inc.                        37,191       508,029
Federated Department Stores Inc./1/         17,697       495,870
Union Planters Corp.                        18,858       495,777
Loews Corp.                                 12,421       494,853
Genuine Parts Co.                           16,213       494,659
Penney (J.C.) Co. Inc. (Holding Co.)        24,896       488,957
PG&E Corp./1/                               36,236       487,374
Computer Sciences Corp./1/                  14,883       484,442
Xcel Energy Inc.                            36,891       472,574
Simon Property Group Inc.                   13,060       467,940
KeySpan Corp.                               14,493       467,399
First Tennessee National Corp.              11,747       466,473
Apple Computer Inc./1/                      32,957       466,012
Lincoln National Corp.                      16,475       461,300
Dover Corp.                                 18,869       457,007
Eaton Corp.                                  6,532       456,913
National Commerce Financial Corp.           19,113       452,978
Knight Ridder Inc.                           7,729       452,146
Cincinnati Financial Corp.                  12,850       450,649
SAFECO Corp.                                12,676       443,280
Rohm & Haas Co.                             14,578       434,133
Popular Inc.                                12,649       429,940
EOG Resources Inc.                          10,826       428,277
MeadWestvaco Corp.                          18,643       424,688
Parker Hannifin Corp.                       10,955       424,397
Constellation Energy Group Inc.             15,304       424,380
Sempra Energy                               16,858       420,776
Halliburton Co.                             20,174       418,207
Edison International/1/                     30,400       416,176
NiSource Inc.                               22,746       413,977
ITT Industries Inc.                          7,730       412,859
Torchmark Corp.                             11,329       405,578
Huntington Bancshares Inc.                  21,732       403,998
Monsanto Co.                                24,353       399,389
Valero Energy Corp.                          9,428       390,131
Kerr-McGee Corp.                             9,357       379,988
ProLogis                                    14,981       379,319
Compass Bancshares Inc.                     11,910       372,426
Plum Creek Timber Co. Inc.                  17,235       372,104
Ambac Financial Group Inc.                   7,314       369,503

Schedules of Investments                                                     111
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Zions Bancorporation                         8,565  $    366,411
CenturyTel Inc.                             13,193       364,127
Dean Foods Co./1/                            8,401       360,487
Archstone-Smith Trust                       16,347       358,980
Delphi Corp.                                52,325       357,380
GreenPoint Financial Corp.                   7,907       354,313
Corning Inc./1/                             60,649       354,190
Clorox Co.                                   7,447       343,828
Office Depot Inc./1/                        28,785       340,527
Duke Realty Corp.                           12,537       338,248
North Fork Bancorp Inc.                     11,447       337,114
Sovereign Bancorp Inc.                      24,314       336,749
MGIC Investment Corp.                        8,505       333,991
Banknorth Group Inc.                        14,940       325,841
Georgia-Pacific Corp.                       23,347       324,523
Sherwin-Williams Co. (The)                  12,052       318,534
Rockwell Automation Inc.                    15,258       315,841
General Growth Properties Inc.               5,808       313,342
Grainger (W.W.) Inc.                         7,278       312,226
Bard (C.R.) Inc.                             4,914       309,877
Centex Corp.                                 5,671       308,276
Liz Claiborne Inc.                           9,908       306,355
SCANA Corp.                                 10,234       306,201
Fidelity National Financial Inc.             8,885       303,423
Kimco Realty Corp.                           8,566       300,838
Textron Inc.                                10,933       300,220
Pactiv Corp./1/                             14,778       299,993
Old Republic International Corp.            11,095       296,791
VF Corp.                                     7,878       296,449
Whirlpool Corp.                              6,001       294,229
Republic Services Inc./1/                   14,400       285,696
Hilton Hotels Corp.                         24,582       285,397
Jones Apparel Group Inc./1/                 10,300       282,529
Pitney Bowes Inc.                            8,828       281,790
Rockwell Collins Inc.                       15,317       281,373
ServiceMaster Co. (The)                     28,045       280,450
Hershey Foods Corp.                          4,475       280,403
Public Storage Inc.                          9,222       279,427
Radian Group Inc.                            8,345       278,556
Nucor Corp.                                  7,294       278,412
Apartment Investment & Management Co.
  Class A                                    7,590       276,883
Wisconsin Energy Corp.                      10,717       272,212
Marriott International Inc. Class A          8,391       266,918
First Virginia Banks Inc.                    6,664       261,429
Engelhard Corp.                             12,035       257,790
Pinnacle West Capital Corp.                  7,691       255,649
Hibernia Corp. Class A                      14,975       253,976
XTO Energy Inc.                             13,356       253,764
Vulcan Materials Co.                         8,391       253,660
R.J. Reynolds Tobacco Holdings Inc.          7,840       252,918
Phelps Dodge Corp./1/                        7,739       251,363
Lennar Corp.                                 4,633       248,097
Pepco Holdings Inc.                         14,242       247,811
Sigma-Aldrich Corp.                          5,567       247,676
Starwood Hotels & Resorts
  Worldwide Inc.                            10,363       246,536
Hillenbrand Industries Inc.                  4,793       244,347
Washington Post Company (The) Class B          356       242,564
Vornado Realty Trust                         6,686       239,359
Cablevision Systems Corp./1/                12,598       239,236
Energy East Corp.                           13,407       238,645
Boston Properties Inc.                       6,171       233,881
Ball Corp.                                   4,147       230,988
Unisys Corp./1/                             24,821       229,842
Pulte Homes Inc.                             4,566       228,985
Leggett & Platt Inc.                        12,504       228,573
Associated Bancorp                           7,059       228,217
Diebold Inc.                                 6,684       226,855
Sunoco Inc.                                  6,190       226,368
Pioneer Natural Resources Co./1/             8,891       223,164
Janus Capital Group Inc.                    19,535       222,504
Equitable Resources Inc.                     5,881       220,596
Qwest Communications
  International Inc./1/                     63,083       220,160
UNUMProvident Corp.                         22,444       219,951
AMB Property Corp.                           7,781       219,813
Mercantile Bankshares Corp.                  6,454       219,049
Valley National Bancorp                      8,829       217,458
UST Inc.                                     7,850       216,660

112                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Liberty Property Trust                       6,905  $    216,126
Smurfit-Stone Container Corp./1/            16,013       213,918
PMI Group Inc. (The)                         8,362       213,649
Lear Corp./1/                                6,022       212,878
Fluor Corp.                                  6,311       212,554
Questar Corp.                                7,134       210,952
AutoNation Inc./1/                          16,529       210,745
Commerce Bancshares Inc.                     5,717       208,956
Eastman Chemical Co.                         7,179       208,119
AvalonBay Communities Inc.                   5,514       203,467
Health Net Inc./1/                           7,592       203,238
Rouse Co. (The)                              5,843       201,876
Scientific-Atlanta Inc.                     14,538       199,752
Telephone & Data Systems Inc.                4,855       198,618
New York Community Bancorp Inc.              6,664       198,587
Pall Corp.                                   9,924       198,480
NSTAR                                        4,924       197,058
Bemis Co.                                    4,670       196,420
Edwards (A.G.) Inc.                          7,485       193,861
Thermo Electron Corp./1/                    10,698       193,634
SUPERVALU Inc.                              12,423       192,557
Ashland Inc.                                 6,442       191,134
Energizer Holdings Inc./1/                   7,390       188,371
Sonoco Products Co.                          8,951       187,344
Williams Companies Inc.                     40,836       187,029
American Power Conversion Corp./1/          13,108       186,658
UnionBanCal Corp.                            4,689       184,840
Puget Energy Inc.                            8,648       184,289
MDU Resources Group Inc.                     6,580       183,714
Pogo Producing Co.                           4,580       182,147
Smithfield Foods Inc./1/                    10,274       182,055
Protective Life Corp.                        6,372       181,921
Autoliv Inc.                                 9,098       181,687
Hasbro Inc.                                 13,075       181,612
Bank of Hawaii Corp.                         5,873       180,888
Bowater Inc.                                 4,855       180,363
Fulton Financial Corp.                       9,574       180,087
Park Place Entertainment Corp./1/           25,210       179,495
Hospitality Properties Trust                 5,822       177,862
T. Rowe Price Group Inc.                     6,554       177,738
Health Care Property Investors Inc.          5,314       177,222
CenterPoint Energy Inc.                     24,996       176,222
MGM Grand Inc./1/                            5,964       174,447
New Plan Excel Realty Trust                  8,798       172,353
TECO Energy Inc.                            16,096       171,100
KB Home                                      3,757       170,756
D.R. Horton Inc.                             8,888       170,650
Wilmington Trust Corp.                       6,109       169,830
Watson Pharmaceuticals Inc./1/               5,899       169,714
New York Times Co. Class A                   3,892       167,940
Northeast Utilities                         12,051       167,750
Astoria Financial Corp.                      7,171       166,582
Weingarten Realty Investors                  4,237       165,709
Belo (A.H.) Corp.                            8,162       165,362
Temple-Inland Inc.                           4,379       163,775
City National Corp.                          3,719       163,413
3Com Corp./1/                               33,090       163,134
Berkley (W.R.) Corp.                         3,804       163,001
Lyondell Chemical Co.                       11,676       162,880
Anthem Inc.(1)                               2,458       162,843
Storage Technology Corp./1/                  8,041       162,589
Developers Diversified Realty Corp.          6,731       162,554
First American Corp.                         6,643       162,089
Tyson Foods Inc. Class A                    20,872       161,758
Markel Corp./1/                                723       161,735
Pentair Inc.                                 4,565       161,373
JDS Uniphase Corp./1/                       56,067       159,791
Brunswick Corp.                              8,381       159,239
United Dominion Realty Trust Inc.            9,956       159,097
BMC Software Inc./1/                        10,121       152,726
Bausch & Lomb Inc.                           4,632       152,346
Toys R Us Inc./1/                           18,114       151,614
Alberto-Culver Co. Class B                   3,076       151,585
Great Plains Energy Inc.                     6,344       151,431
Reebok International Ltd./1/                 4,596       150,979
Host Marriott Corp./1/                      21,812       150,939
Donnelley (R.R.) & Sons Co.                  8,235       150,865
Webster Financial Corp.                      4,284       150,454
Avery Dennison Corp.                         2,538       148,904
Kinder Morgan Inc.                           3,298       148,410
McCormick & Co. Inc.                         6,108       147,447
Hormel Foods Corp.                           6,936       146,835

Schedules of Investments                                                     113
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
ALLETE Inc.                                  7,066  $    146,690
DPL Inc.                                    11,768       146,629
SPX Corp./1/                                 4,291       146,581
FirstMerit Corp.                             7,892       145,528
National Fuel Gas Co.                        6,654       145,523
Cullen/Frost Bankers Inc.                    4,757       144,518
Amerada Hess Corp.                           3,262       144,376
Lubrizol Corp.                               4,775       143,298
Nordstrom Inc.                               8,791       142,414
StanCorp Financial Group Inc.                2,758       142,175
Goodrich (B.F.) Co.                         10,103       142,048
Hubbell Inc. Class B                         4,537       142,008
Humana Inc./1/                              14,775       141,840
Navistar International Corp./1/              5,736       141,163
NCR Corp./1/                                 7,681       140,870
Hudson City Bancorp Inc.                     6,916       139,980
Citizens Communications Co./1/              13,990       139,620
HON Industries Inc.                          4,893       139,450
BancorpSouth Inc.                            7,549       138,902
Hawaiian Electric Industries Inc.            3,364       137,117
Washington Federal Inc.                      6,498       136,848
Sky Financial Group Inc.                     6,944       136,588
iStar Financial Inc.                         4,667       136,136
Vectren Corp.                                6,295       135,405
Alliant Energy Corp.                         8,385       134,747
Advanced Micro Devices Inc./1/              21,802       134,736
Yum! Brands Inc./1/                          5,532       134,594
Annaly Mortgage Management Inc.              7,704       134,589
Snap-On Inc.                                 5,401       133,729
Valspar Corp. (The)                          3,192       130,649
OGE Energy Corp.                             7,255       130,372
Lee Enterprises Inc.                         4,108       129,484
Transatlantic Holdings Inc.                  1,956       128,216
Old National Bancorp                         5,972       127,801
Independence Community Bank Corp.            4,819       127,463
CNF Inc.                                     4,168       126,916
Whitney Holding Corp.                        3,702       126,312
HCC Insurance Holdings Inc.                  4,941       126,292
Meredith Corp.                               3,305       126,185
BRE Properties Inc. Class A                  4,268       125,693
Colonial BancGroup Inc. (The)               11,160       125,550
CarrAmerica Realty Corp.                     4,925       124,849
Coors (Adolf) Company Class B                2,570       124,645
Martin Marietta Materials Inc.               4,509       124,493
Legg Mason Inc.                              2,552       124,384
Valassis Communications Inc./1/              4,701       124,106
Mack-Cali Realty Corp.                       3,987       123,477
CenterPoint Properties Corp.                 2,136       123,461
Arden Realty Inc.                            5,376       121,928
AmerisourceBergen Corp.                      2,317       121,643
Tellabs Inc./1/                             20,985       121,503
WebMD Corp./1/                              13,275       119,741
Leucadia National Corp.                      3,350       119,729
Cabot Corp.                                  5,014       119,634
Wendy's International Inc.                   4,344       119,503
Helmerich & Payne Inc.                       4,636       118,774
BorgWarner Inc.                              2,469       118,117
Peoples Energy Corp.                         3,301       118,077
Autodesk Inc.                                7,721       117,822
Vishay Intertechnology Inc./1/              11,508       117,151
Philadelphia Suburban Corp.                  5,319       116,752
First Midwest Bancorp Inc.                   4,506       116,300
FNB Corp. - Florida Shares                   4,056       116,164
Solectron Corp./1/                          38,178       115,298
Precision Castparts Corp.                    4,818       114,813
International Flavors &
  Fragrances Inc.                            3,690       114,722
TCF Financial Corp.                          2,846       113,954
Harsco Corp.                                 3,731       113,758
Rayonier Inc.                                2,578       113,587
Roslyn Bancorp Inc.                          6,281       112,932
Nicor Inc.                                   4,114       112,394
RPM International Inc.                      10,636       111,678
Avnet Inc./1/                               10,469       109,715
Tektronix Inc./1/                            6,391       109,606
Ryder System Inc.                            5,304       108,785
Crescent Real Estate Equities Co.            7,553       108,612
Camden Property Trust                        3,349       108,508
AptarGroup Inc.                              3,348       108,308
CBRL Group Inc.                              3,897       106,973
Broadcom Corp. Class A/1/                    8,609       106,321
Park National Corp.                          1,124       104,869

114                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Arrow Electronics Inc./1/                    7,077  $    104,032
First Industrial Realty Trust Inc.           3,668       103,878
IndyMac Bancorp Inc.                         5,314       103,357
Ryland Group Inc.                            2,391       103,267
Boise Cascade Corp.                          4,699       102,673
Agere Systems Inc. Class B/1/               68,163       102,244
Delta Air Lines Inc.                        11,445       101,860
Highwoods Properties Inc.                    4,923       100,626
Lancaster Colony Corp.                       2,618       100,398
Borders Group Inc./1/                        6,803       100,004
Unitrin Inc.                                 4,306        99,770
Packaging Corporation of America/1/          5,504        99,127
Citizens Banking Corp.                       4,181        98,839
Timken Co. (The)                             6,324        98,781
Comverse Technology Inc./1/                  8,684        98,216
Dana Corp.                                  13,830        97,640
Manor Care Inc./1/                           5,067        97,438
Neiman-Marcus Group Inc. Class A/1/          3,357        97,319
Providian Financial Corp./1/                14,812        97,167
McKesson Corp.                               3,895        97,102
IMC Global Inc.                             10,037        96,556
Trustmark Corp.                              4,055        96,347
Veritas Software Corp./1/                    5,443        95,688
Reliant Resources Inc./1/                   26,866        95,643
IKON Office Solutions Inc.                  13,363        94,877
Outback Steakhouse Inc.                      2,678        94,748
Westamerica Bancorp                          2,389        94,342
Clayton Homes Inc.                           8,503        93,873
Ocean Energy Inc.                            4,682        93,640
Owens-Illinois Inc./1/                      10,341        93,483
Reckson Associates Realty Corp.              4,964        93,323
Pier 1 Imports Inc.                          5,884        93,320
Raymond James Financial Inc.                 3,607        93,313
Genzyme Corp. - General Division/1/          2,560        93,312
Mandalay Resort Group/1/                     3,378        93,098
Hudson United Bancorp                        3,001        92,431
AmerUs Group Co.                             3,764        92,369
Omnicare Inc.                                3,384        92,079
Symbol Technologies Inc.                    10,657        91,757
McClatchy Co. (The) Class A                  1,707        91,478
Constellation Brands Inc./1/                 4,026        91,390
Sanmina-SCI Corp./1/                        22,541        91,066
United States Steel Corp.                    9,259        91,016
Mercury General Corp.                        2,396        90,928
ICOS Corp./1/                                4,818        90,145
ADC Telecommunications Inc./1/              43,717        90,057
VeriSign Inc./1/                            10,296        89,987
FMC Technologies Inc./1/                     4,666        89,587
Millennium Pharmaceuticals Inc./1/          11,326        89,022
Circuit City Stores Inc.                    17,044        88,629
AES Corp. (The)/1/                          24,466        88,567
Alleghany Corp./1/                             536        87,688
MONY Group Inc. (The)                        4,188        87,529
Triad Hospitals Inc./1/                      3,221        86,645
Cousins Properties Inc.                      3,351        86,623
Foot Locker Inc.                             8,091        86,574
CIENA Corp./1/                              19,772        86,404
Saks Inc./1/                                11,189        86,043
Lafarge North America Inc.                   2,938        85,349
Erie Indemnity Co. Class A                   2,347        85,196
PepsiAmericas Inc.                           7,176        84,390
Teleflex Inc.                                2,357        84,145
Dillards Inc. Class A                        6,491        83,864
Crane Co.                                    4,732        82,431
ArvinMeritor Inc.                            5,860        81,981
Newmont Mining Corp.                         3,132        81,902
Dial Corp. (The)                             4,220        81,868
Estee Lauder Companies Inc. Class A          2,677        81,274
Toll Brothers Inc./1/                        4,193        80,925
American Greetings Corp. Class A/1/          6,130        80,303
Winn-Dixie Stores Inc.                       6,016        79,532
IDACORP Inc.                                 3,484        79,435
Cummins Inc.                                 3,220        79,212
Noble Energy Inc.                            2,300        78,867
Invitrogen Corp./1/                          2,562        78,474
Downey Financial Corp.                       1,982        78,111
LSI Logic Corp./1/                          17,193        77,712
York International Corp.                     3,671        77,091
Tech Data Corp./1/                           3,210        76,847
Mattel Inc.                                  3,396        76,410
Iron Mountain Inc./1/                        1,979        75,697
Calpine Corp./1/                            22,815        75,289

Schedules of Investments                                                     115
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
American National Insurance Co.                956  $     74,501
Harris Corp.                                 2,678        74,368
Vertex Pharmaceuticals Inc./1/               6,686        74,348
Goodyear Tire & Rubber Co. (The)            14,195        73,388
Cooper Tire & Rubber Co.                     5,983        72,993
Regency Centers Corp.                        2,208        72,754
Allegheny Energy Inc.                       11,658        72,396
Rowan Companies Inc.                         3,675        72,251
Visteon Corp.                               12,117        71,975
Forest City Enterprises Inc. Class A         2,068        71,925
Trizec Properties Inc.                       8,372        71,162
LaBranche & Co. Inc.                         3,867        71,075
La-Z-Boy Inc.                                4,090        70,675
Zale Corp./1/                                2,145        70,227
Manpower Inc.                                2,348        70,158
Pittston Brink's Group                       5,023        69,619
Pride International Inc./1/                  5,149        69,460
Murphy Oil Corp.                             1,569        69,303
Allmerica Financial Corp./1/                 4,935        69,238
Tidewater Inc.                               2,409        69,186
Scotts Co. (The) Class A/1/                  1,332        68,998
IDT Corp./1/                                 4,602        68,938
Quintiles Transnational Corp./1/             5,511        67,014
Readers Digest Association Inc. (The)        6,520        66,569
Newfield Exploration Co./1/                  1,964        66,560
Dynegy Inc. Class A                         25,195        65,759
Hercules Inc./1/                             7,544        65,633
CheckFree Corp./1/                           2,910        65,417
Polo Ralph Lauren Corp./1/                   2,846        65,173
Lamar Advertising Co./1/                     2,197        64,482
Phoenix Companies Inc.                       8,786        63,611
ENSCO International Inc.                     2,472        63,061
Apogent Technologies Inc./1/                 4,325        63,058
KEMET Corp./1/                               8,004        62,431
Capitol Federal Financial                    2,078        62,298
Albemarle Corp.                              2,557        62,263
National-Oilwell Inc./1/                     2,758        61,752
Intersil Corp. Class A/1/                    3,960        61,618
Coventry Health Care Inc./1/                 1,847        60,766
Ingram Micro Inc. Class A/1/                 5,483        60,477
GTECH Holdings Corp./1/                      1,829        59,735
Avaya Inc./1/                               29,193        59,554
Sybase Inc./1/                               4,578        59,285
American Standard Companies Inc./1/            861        59,211
E*TRADE Group Inc./1/                       14,008        58,974
Peabody Energy Corp.                         2,106        58,736
Compuware Corp./1/                          17,282        58,586
Premcor Inc./1/                              2,272        58,368
Silicon Valley Bancshares/1/                 3,206        58,317
People's Bank                                2,299        58,050
Media General Inc. Class A                   1,178        58,005
Callaway Golf Co.                            4,787        56,870
Henry Schein Inc./1/                         1,253        56,510
American Financial Group Inc.                2,819        55,957
GATX Corp.                                   3,864        55,951
Barnes & Noble Inc./1/                       2,936        55,755
Advanced Fibre Communications Inc./1/        3,674        55,624
PerkinElmer Inc.                             6,252        55,580
CMS Energy Corp.                            12,578        55,469
Dow Jones & Co. Inc.                         1,565        55,464
Nationwide Financial Services Inc.           2,247        54,759
Big Lots Inc./1/                             4,851        54,574
Stanley Works (The)                          2,269        54,433
Dun & Bradstreet Corp./1/                    1,400        53,550
AGCO Corp./1/                                3,293        53,017
Extended Stay America Inc./1/                5,205        52,570
Emmis Communications Corp./1/                3,096        52,260
CNA Financial Corp./1/                       2,329        52,170
International Speedway Corp.
  Class A                                    1,299        52,038
American Axle & Manufacturing Holdings
  Inc./1/                                    2,440        51,338
Jacobs Engineering Group Inc./1/             1,212        50,916
Rite Aid Corp./1/                           22,627        50,684
Varco International Inc./1/                  2,758        50,499
Mirant Corp./1/                             31,474        50,358
Andrew Corp./1/                              9,133        50,231
Greater Bay Bancorp                          3,512        50,222
ICN Pharmaceuticals Inc.                     5,635        50,208
Doral Financial Corp.                        1,374        48,571
Human Genome Sciences Inc./1/                5,565        47,581
CarMax Inc./1/                               3,178        46,303

116                                   2003 iShares Annual Report to Shareholders
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Edwards Lifesciences Corp./1/                1,688  $     46,251
Applied Micro Circuits Corp./1/             13,849        45,148
Six Flags Inc./1/                            8,060        45,136
Interactive Data Corp./1/                    3,201        44,846
Loews Corporation - Carolina Group           2,423        44,825
National Semiconductor Corp./1/              2,624        44,713
AVX Corp.                                    4,887        43,983
Teradyne Inc./1/                             3,690        42,952
BOK Financial Corp./1/                       1,314        42,928
Radio One Inc. Class D/1/                    3,218        42,606
Donaldson Co. Inc.                           1,160        42,433
Allied Capital Corp.                         2,120        42,358
Reinsurance Group of America Inc.            1,593        41,864
Church & Dwight Co. Inc.                     1,373        41,684
Provident Financial Group Inc.               1,954        41,483
Ceridian Corp./1/                            2,939        41,087
Novellus Systems Inc./1/                     1,480        40,360
Swift Transportation Co. Inc./1/             2,501        40,016
Molex Inc.                                   1,853        39,802
Ethan Allen Interiors Inc.                   1,339        39,407
Wesco Financial Corp.                          132        39,336
Gateway Inc./1/                             16,379        38,654
Gemstar-TV Guide International Inc./1/      10,406        38,180
Cimarex Energy Co./1/                        1,949        37,908
Hispanic Broadcasting Corp./1/               1,823        37,663
Integrated Device Technology Inc./1/         4,701        37,326
United States Cellular Corp./1/              1,567        36,997
United Rentals Inc./1/                       3,840        36,941
Scholastic Corp./1/                          1,372        36,907
21st Century Insurance Group                 2,968        36,803
Student Loan Corp.                             377        36,795
Renal Care Group Inc./1/                     1,159        36,138
Diamond Offshore Drilling Inc.               1,821        35,346
Catellus Development Corp./1/                1,682        35,322
Acxiom Corp./1/                              2,084        35,074
Northwest Airlines Corp./1/                  5,024        34,666
Aquila Inc.                                 16,644        34,620
Performance Food Group Co./1/                1,086        33,297
Mylan Laboratories Inc.                      1,155        33,206
Medicis Pharmaceutical Corp.
  Class A/1/                                   596        33,132
Hearst-Argyle Television Inc./1/             1,566        32,401
Viad Corp.                                   1,473        31,581
Forest Oil Corp./1/                          1,413        31,510
Furniture Brands International Inc./1/       1,599        31,276
AMR Corp./1/                                14,424        30,290
Continental Airlines Inc. Class B/1/         5,877        30,090
Emulex Corp./1/                              1,561        29,893
Juniper Networks Inc./1/                     3,640        29,739
Adaptec Inc./1/                              4,917        29,650
Sealed Air Corp./1/                            735        29,496
AK Steel Holding Corp./1/                    8,883        28,870
TMP Worldwide Inc./1/                        2,658        28,520
Blockbuster Inc.                             1,632        27,907
Harte-Hanks Inc.                             1,450        27,695
Community Health Systems Inc./1/             1,346        27,580
Steelcase Inc. Class A                       2,785        26,597
Citrix Systems Inc./1/                       1,972        25,952
Coca-Cola Enterprises Inc.                   1,356        25,344
Cox Radio Inc. Class A/1/                    1,125        23,242
Metro-Goldwyn-Mayer Inc./1/                  2,178        22,869
Brinker International Inc./1/                  736        22,448
Jabil Circuit Inc./1/                        1,276        22,330
Alliance Data Systems Corp./1/               1,306        22,202
Entravision Communications Corp./1/          4,060        21,924
Allegheny Technologies Inc.                  7,457        21,625
Cumulus Media Inc. Class A/1/                1,439        20,952
Equifax Inc.                                 1,024        20,470
OM Group Inc.                                2,309        20,204
Harrah's Entertainment Inc./1/                 556        19,849
Scripps (E.W.) Co. Class A                     258        19,541
UnitedGlobalCom Inc. Class A/1/              6,265        19,108
PanAmSat Corp./1/                            1,350        19,062
Texas Genco Holdings Inc.                    1,081        18,799
Applera Corp. - Applied
  Biosystems Group                           1,186        18,774
Polycom Inc./1/                              2,292        18,519
SkyWest Inc.                                 1,794        18,496
Instinet Group Inc.                          5,163        18,122
Cypress Semiconductor Corp./1/               2,593        17,892
Conexant Systems Inc./1/                    11,964        17,826
Atmel Corp./1/                              11,140        17,824

Schedules of InvestmentS                                                     117
iSHARES RUSSELL MIDCAP VALUE INDEX FUND
March 31, 2003

Security                                    Shares         Value
----------------------------------------------------------------
Affiliated Managers Group Inc./1/              407  $     16,919
JetBlue Airways Corp./1/                       610        16,903
Allied Waste Industries Inc./1/              2,059        16,451
Regal Entertainment Group Class A              894        16,047
Amkor Technology Inc./1/                     2,981        15,412
International Rectifier Corp./1/               773        15,205
Cooper Cameron Corp./1/                        296        14,655
Shaw Group Inc. (The)/1/                     1,452        14,593
O'Reilly Automotive Inc./1/                    509        13,794
Entercom Communications Corp./1/               313        13,744
Macromedia Inc./1/                           1,130        13,650
Black & Decker Corp.                           389        13,561
Lin TV Corp. Class A/1/                        641        13,147
Getty Images Inc./1/                           474        13,016
Sonic Automotive Inc./1/                       870        12,789
Zebra Technologies Corp. Class A/1/            195        12,558
SICOR Inc./1/                                  741        12,375
MSC Industrial Direct Co. Inc.
  Class A/1/                                   757        12,104
Patterson-UTI Energy Inc./1/                   344        11,132
AmeriCredit Corp./1/                         3,162        10,435
Rent-A-Center Inc./1/                          189        10,340
i2 Technologies Inc./1/                     12,867        10,165
Neuberger Berman Inc.                          350         9,881
Charter Communications Inc.
  Class A/1/                                11,617         9,642
Steris Corp./1/                                344         8,999
Advanced Medical Optics Inc./1/                606         8,151
American Eagle Outfitters Inc./1/              543         7,884
Flowserve Corp./1/                             602         7,013
GameStop Corp./1/                              570         6,840
Global Payments Inc.                           200         6,104
Fairchild Semiconductor International
  Inc. Class A/1/                              578         6,046
RealNetworks Inc./1/                         1,375         5,679
Talbots Inc. (The)                             218         5,611
Titan Corp. (The)/1/                           731         5,446
Perot Systems Corp. Class A/1/                 324         3,324
Ribapharm Inc./1/                              485         2,512
Columbia Sportswear Co./1/                      67         2,490
Advent Software Inc./1/                        163         1,984
MKS Instruments Inc./1/                        157         1,962
West Corp./1/                                   97         1,716
Orthodontic Centers of America Inc./1/         257         1,339
TOTAL COMMON STOCKS
  (COST: $120,698,123)                               105,144,172

SHORT TERM INSTRUMENTS - 0.13%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     134,142       134,142
TOTAL SHORT TERM INSTRUMENTS
  (COST: $134,142)                                       134,142

TOTAL INVESTMENTS IN
  SECURITIES - 100.05%
  (COST $120,832,265)                                105,278,314
Other Assets, Less LiabilitieS - (0.05%)                 (52,422)
                                                    ------------
NET ASSETS - 100.00%                                $105,225,892
                                                    ============

/1/  Non-income earning securities.

See notes to financial statements.

118                                   2003 iShares Annual Report to Shareholders

Statements of Assets and Liabilities

iSHARES TRUST
March 31, 2003

                                                                  iShares Russell
                               -------------------------------------------------------------------------------------
                                         3000   3000 Growth    3000 Value        Midcap  Midcap Growth  Midcap Value
                                   Index Fund    Index Fund    Index Fund    Index Fund     Index Fund    Index Fund
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost            $1,320,193,717  $ 70,599,345  $113,693,977  $210,694,887   $129,869,931  $120,832,265
                               --------------  ------------  ------------  ------------   ------------  ------------
Investments in
  securities, at value
  (including securities
  on loan/1/) (Note 1)         $  984,966,427  $ 57,388,023  $ 97,973,259  $193,834,607   $116,631,423  $105,278,314
Receivables:
  Investment securities sold        2,088,486        57,210       567,149       307,620         95,432       292,745
  Dividends and interest            1,335,358        65,077       154,567       207,673         39,555       181,473
  iShares sold                              -             -             -        20,737              -             -
                               --------------  ------------  ------------  ------------   ------------  ------------
Total Assets                      988,390,271    57,510,310    98,694,975   194,370,637    116,766,410   105,752,532
                               --------------  ------------  ------------  ------------   ------------  ------------

LIABILITIES
Payables:
  Investment securities
    purchased                       2,808,057        77,621       677,562       505,804        137,369       483,834
  Collateral for
    securities on loan
    (Note 5)                          119,613         3,536         1,353        54,558        113,694             -
  Advisory fees (Note 2)              322,155        22,867        38,677        56,457         41,913        42,806
                               --------------  ------------  ------------  ------------   ------------  ------------
Total Liabilities                   3,249,825       104,024       717,592       616,819        292,976       526,640
                               --------------  ------------  ------------  ------------   ------------  ------------

NET ASSETS                     $  985,140,446  $ 57,406,286  $ 97,977,383  $193,753,818   $116,473,434  $105,225,892
                               ==============  ============  ============  ============   ============  ============

Net assets consist of:
  Paid-in capital              $1,370,678,381  $ 81,878,057  $117,004,324  $212,751,353   $140,199,572  $121,972,671
  Undistributed net
    investment income                 696,614        30,846       105,311       180,468         22,347       147,882
  Accumulated net
    realized loss                 (51,007,259)  (11,291,295)   (3,411,534)   (2,317,723)   (10,509,977)   (1,340,710)
  Net unrealized
    depreciation                 (335,227,290)  (13,211,322)  (15,720,718)  (16,860,280)   (13,238,508)  (15,553,951)
                               --------------   -----------  -----------   ------------    -----------   -----------
NET ASSETS                     $  985,140,446  $ 57,406,286  $ 97,977,383  $193,753,818   $116,473,434  $105,225,892
                               ==============  ============  ============  ============    ===========  ============

iShares outstanding                20,850,000     2,000,000     1,750,000     4,100,000      2,250,000     1,600,000
                               ==============  ============  ============  ============    ===========  ============
Net asset value per
  iShare                       $        47.25  $      28.70  $      55.99  $      47.26   $      51.77  $      65.77
                               ==============  ============  ============  ============   ============  ============

/1/ Securities on loan with market values of $112,758, $3,275, $1,150, $51,752, $107,847 and $-, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                         119

Statements of Operations

iSHARES TRUST
Year Ended March 31, 2003

                                                               iShares Russell
                           -------------------------------------------------------------------------------------------
                                   3000       3000 Growth      3000 Value          Midcap  Midcap Growth  Midcap Value
                             Index Fund        Index Fund      Index Fund      Index Fund     Index Fund    Index Fund
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/             $  18,613,176    $     520,765    $  1,952,321    $  1,729,437   $    345,053  $  1,989,643
  Interest                        13,820              421           1,475           1,187            270         1,213
  Securities lending
    income                        86,319            3,531           5,495          18,123         22,388         8,554
                           -------------    -------------    ------------    ------------   ------------  ------------
Total investment income       18,713,315          524,717       1,959,291       1,748,747        367,711     1,999,410
                           -------------    -------------    ------------    ------------   ------------  ------------
EXPENSES (NOTE 2)
  Advisory fees                2,160,932          121,224         199,522         205,399        206,460       200,920
                           -------------    -------------    ------------    ------------   ------------  ------------
Total expenses                 2,160,932          121,224         199,522         205,399        206,460       200,920
                           -------------    -------------    ------------    ------------   ------------  ------------
Net investment income         16,552,383          403,493       1,759,769       1,543,348        161,251     1,798,490
                           -------------    -------------    ------------    ------------   ------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
    (loss) from:
    Investments              (32,785,254)      (6,539,314)     (2,306,315)     (2,179,833)   (10,300,432)   (1,243,686)
    In-kind redemptions      (32,789,194)               -         619,423       2,302,961        578,570     1,584,467
                           -------------    -------------    ------------    ------------   ------------  ------------
  Net realized gain
    (loss)                   (65,574,448)      (6,539,314)     (1,686,892)        123,128     (9,721,862)      340,781
                           -------------    -------------    ------------    ------------   ------------  ------------
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments             (256,539,549)      (7,131,915)    (20,709,017)    (18,187,418)   (12,736,378)  (18,943,733)
                           -------------    -------------    ------------    ------------   ------------  ------------
Net realized and
  unrealized loss           (322,113,997)     (13,671,229)    (22,395,909)    (18,064,290)   (22,458,240)  (18,602,952)
                           -------------    -------------    ------------    ------------   ------------  ------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS               $(305,561,614)   $ (13,267,736)   $(20,636,140)   $(16,520,942)  $(22,296,989) $(16,804,462)
                           =============    =============    ============    ============   ============  ============

/1/    Net of foreign withholding tax of $1,865, $46, $234, $740, $162 and $804, respectively.

See notes to financial statements.

120                                   2003 iShares Annual Report to Shareholders

Statements of Changes in Net Assets

iSHARES TRUST


                                iShares Russell 3000            iShares Russell 3000            iShares Russell 3000
                                     Index Fund                  Growth Index Fund                Value Index Fund
                           ------------------------------  ------------------------------  ------------------------------
                                  For the         For the         For the         For the         For the         For the
                               year ended      year ended      year ended      year ended      year ended      year ended
                           March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS

OPERATIONS:
  Net investment income    $   16,552,383  $   11,379,955  $      403,493  $      140,575  $    1,759,769  $      862,510
  Net realized gain
    (loss)                    (65,574,448)     50,586,766      (6,539,314)     (2,927,873)     (1,686,892)       (843,422)
  Net change in
    unrealized
    appreciation
    (depreciation)           (256,539,549)        662,437      (7,131,915)      3,033,329     (20,709,017)      4,925,088
                           --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease)
  in net assets resulting
  from operations            (305,561,614)     62,629,158     (13,267,736)        246,031     (20,636,140)      4,944,176
                           --------------  --------------  --------------  --------------  --------------  --------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                    (16,410,948)    (10,680,502)       (377,724)       (134,625)     (1,695,779)       (819,516)
                           --------------  --------------  --------------  --------------  --------------  --------------
Total distributions to
  iShareholders               (16,410,948)    (10,680,502)       (377,724)       (134,625)     (1,695,779)       (819,516)
                           --------------  --------------  --------------  --------------  --------------  --------------
iSHARES TRANSACTIONS:
  iShares sold              1,912,763,393   1,578,633,222      43,245,935      27,600,774      56,990,205      30,371,648
  iShares redeemed         (1,966,586,993)   (658,154,490)              -     (20,257,453)     (3,392,837)              -
                           --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease)
  in net assets from
  iShares transactions        (53,823,600)    920,478,732      43,245,935       7,343,321      53,597,368      30,371,648
                           --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS                 (375,796,162)    972,427,388      29,600,475       7,454,727      31,265,449      34,496,308

NET ASSETS:

Beginning of year           1,360,936,608     388,509,220      27,805,811      20,351,084      66,711,934      32,215,626
                           --------------  --------------  --------------  --------------  --------------  --------------
End of year                $  985,140,446  $1,360,936,608  $   57,406,286  $   27,805,811     $97,977,383  $   66,711,934
                           ==============  ==============  ==============  ==============  ==============  ==============

Undistributed net
  investment income
  included in net assets
  at end of year           $      696,614  $      800,060  $       30,846  $        5,775  $      105,311  $       59,622
                           ==============  ==============  ==============  ==============  ==============  ==============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                 38,700,000      25,500,000       1,300,000         700,000         900,000         450,000
  iShares redeemed            (39,150,000)    (10,300,000)              -        (500,000)        (50,000)              -
                           --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease)
  in iShares outstanding         (450,000)     15,200,000       1,300,000         200,000         850,000         450,000
                           ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

Financial Statements                                                         121
iSHARES TRUST


                                iShares Russell Midcap            iShares Russell Midcap            iShares Russell Midcap
                                      Index Fund                    Growth Index Fund                  Value Index Fund
                           --------------------------------  --------------------------------  --------------------------------
                                             For the period                    For the period                    For the period
                                  For the  July 17, 2001/1/         For the  July 17, 2001/1/         For the  July 17, 2001/1/
                               year ended                to      year ended                to      year ended                to
                           March 31, 2003    March 31, 2002  March 31, 2003    March 31, 2002  March 31, 2003    March 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS

OPERATIONS:
  Net investment income    $    1,543,348  $        320,324  $      161,251  $         11,984  $    1,798,490    $      330,830
  Net realized gain (loss)        123,128          (427,251)     (9,721,862)         (235,733)        340,781          (219,446)
  Net change in
    unrealized
    appreciation
    (depreciation)            (18,187,418)        1,327,138     (12,736,378)         (502,130)    (18,943,733)        3,389,782
                           --------------  ----------------  --------------  ----------------  --------------    --------------
Net increase (decrease)
  in net assets resulting
  from operations             (16,520,942)        1,220,211     (22,296,989)         (725,879)    (16,804,462)        3,501,166
                           --------------  ----------------  --------------  ----------------  --------------    --------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                     (1,368,806)         (272,904)       (140,691)           (6,155)     (1,668,357)         (265,079)
                           --------------  ----------------  --------------  ----------------  --------------    --------------
Total distributions to
  iShareholders                (1,368,806)         (272,904)       (140,691)           (6,155)     (1,668,357)         (265,079)
                           --------------  ----------------  --------------  ----------------  --------------    --------------
iSHARES TRANSACTIONS:
  iShares sold                180,731,023        79,684,124      61,393,587        81,578,610      86,530,245        51,006,767
  iShares redeemed            (17,828,437)      (31,890,451)     (3,329,049)                -     (17,074,388)                -
                           --------------  ----------------  --------------  ----------------  --------------    --------------
Net increase in net
  assets from iShares
  transactions                162,902,586        47,793,673      58,064,538        81,578,610      69,455,857        51,006,767
                           --------------  ----------------  --------------  ----------------  --------------    --------------
INCREASE IN NET ASSETS        145,012,838        48,740,980      35,626,858        80,846,576      50,983,038        54,242,854

NET ASSETS:

Beginning of period            48,740,980                 -      80,846,576                 -      54,242,854                 -
                           --------------  ----------------  --------------  ----------------  --------------    --------------
End of period              $  193,753,818  $     48,740,980  $  116,473,434  $     80,846,576  $  105,225,892    $   54,242,854
                           ==============  ================  ==============  ================  ==============    ==============
Undistributed net
  investment income
  included in net assets
  at end of period         $      180,468  $         40,104  $       22,347  $          4,922  $      147,882    $       62,019
                           ==============  ================  ==============  ================  ==============    ==============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                  3,650,000         1,350,000       1,150,000         1,150,000       1,200,000           650,000
  iShares redeemed               (350,000)         (550,000)        (50,000)                -        (250,000)                -
                           --------------  ----------------  --------------  ----------------  --------------    --------------
Net increase in iShares
  outstanding                   3,300,000           800,000       1,100,000         1,150,000         950,000           650,000
                           ==============  ================  ==============  ================  ==============    ==============

/1/  Commencement of operations.

See notes to financial statements.

122                                   2003 iShares Annual Report to Shareholders

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell 3000                               iShares Russell 3000
                                              Index Fund                                     Growth Index Fund
                           ----------------------------------------------      ------------------------------------------------
                                                              Period from                                           Period from
                                                          May 22, 2000/1/                                      Jul. 24, 2000/1/
                              Year ended      Year ended               to         Year ended      Year ended                 to
                           Mar. 31, 2003   Mar. 31, 2002    Mar. 31, 2001      Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       63.89   $       63.69  $         76.23      $       39.72   $       40.70   $          68.63
                           -------------   -------------  ---------------      -------------   -------------   ----------------
Income from investment
  operations:
  Net investment income             0.90            0.65             0.51               0.23            0.20               0.06
  Net realized and
    unrealized gain (loss)        (16.65)           0.19           (12.56)            (11.03)          (0.99)            (27.93)
                           -------------   -------------  ---------------      -------------   -------------   ----------------
Total from investment
  operations                      (15.75)           0.84           (12.05)            (10.80)          (0.79)            (27.87)
                           -------------   -------------  ---------------      -------------   -------------   ----------------
Less distributions from:
  Net investment income            (0.89)          (0.64)           (0.48)             (0.22)          (0.19)             (0.06)
  Net realized gain                    -               -            (0.01)                 -               -              (0.00)/5/
                           -------------   -------------  ---------------      -------------   -------------   ----------------
Total distributions                (0.89)          (0.64)           (0.49)             (0.22)          (0.19)             (0.06)
                           -------------   -------------  ---------------      -------------   -------------   ----------------
Net asset value, end of
  period                   $       47.25   $       63.89  $         63.69      $       28.70   $       39.72   $          40.70
                           =============   =============  ===============      =============   =============   ================

Total return                      (24.73)%          1.35%          (15.90)%/2/        (27.21)%         (1.95)%           (40.62)%/2/
                           =============   =============  ===============      =============   =============   ================

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $     985,140   $   1,360,937  $       388,509      $      57,406   $      27,806   $         20,351
  Ratio of expenses to
    average net assets/3/           0.20%           0.20%            0.20%              0.25%           0.25%              0.25%
  Ratio of net investment
    income to average net
    assets/3/                       1.53%           1.20%            1.09%              0.83%           0.47%              0.20%
  Portfolio turnover
    rate/4/                            5%              6%               3%                15%             18%                 3%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

See notes to financial statements.

Financial Highlights                                                         123
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                                   iShares Russell
                                                    iShares Russell 3000                                Midcap
                                                      Value Index Fund                                Index Fund
                                    --------------------------------------------------     --------------------------------
                                                                           Period from                          Period from
                                                                      Jul. 24, 2000/1/                     Jul. 17, 2001/1/
                                       Year ended       Year ended                  to        Year ended                 to
                                    Mar. 31, 2003    Mar. 31, 2002       Mar. 31, 2001     Mar. 31, 2003      Mar. 31, 2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $       74.12    $       71.59    $          69.91     $       60.93   $          59.55
                                    -------------    -------------    ----------------     -------------   ----------------
Income from investment
  operations:
  Net investment income                      1.21             1.25                0.83              0.60               0.46
  Net realized and
    unrealized gain (loss)                 (18.13)            2.50                1.71            (13.67)              1.32
                                    -------------    -------------    ----------------     -------------   ----------------
Total from investment
  operations                               (16.92)            3.75                2.54            (13.07)              1.78
                                    -------------    -------------    ----------------     -------------   ----------------
Less distributions from:
  Net investment income                     (1.21)           (1.22)              (0.77)            (0.60)             (0.40)
  Net realized gain                             -                -               (0.09)                -                  -
                                    -------------    -------------    ----------------     -------------   ----------------
Total distributions                         (1.21)           (1.22)              (0.86)            (0.60)             (0.40)
                                    -------------    -------------    ----------------     -------------   ----------------
Net asset value, end of
  period                            $       55.99    $       74.12    $          71.59     $       47.26   $          60.93
                                    =============    =============    ================     =============   ================

Total return                               (22.92)%           5.34%               3.60%/2/        (21.50)%             3.08%/2/
                                    =============    =============    ================     =============   ================

Ratios/Supplemental data:
  Net assets, end of
    period (000s)                   $      97,977    $      66,712    $         32,216     $     193,754   $         48,741
  Ratio of expenses to
    average net assets/3/                    0.25%            0.25%               0.25%             0.20%              0.20%
  Ratio of net investment
    income to average net
    assets/3/                                2.20%            1.79%               1.67%             1.50%              1.40%
  Portfolio turnover
    rate/4/                                    16%              15%                  4%               15%                 7%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell                        iShares Russell
                                              Midcap                                 Midcap
                                         Growth Index Fund                      Value Index Fund
                                --------------------------------       --------------------------------
                                                     Period from                            Period from
                                                Jul. 17, 2001/1/                       Jul. 17, 2001/1/
                                   Year ended                 to          Year ended                 to
                                Mar. 31, 2003      Mar. 31, 2002       Mar. 31, 2003      Mar. 31, 2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $       70.30   $          73.06       $       83.45   $          78.86
                                -------------   ----------------       -------------   ----------------
Income from investment
  operations:
  Net investment income                  0.09               0.03                1.35               1.02
  Net realized and unrealized
    gain (loss)                        (18.54)             (2.77)             (17.70)              4.49
                                -------------   ----------------       -------------   ----------------
Total from investment
  operations                           (18.45)             (2.74)             (16.35)              5.51
                                -------------   ----------------       -------------   ----------------
Less distributions from:
  Net investment income                 (0.08)             (0.02)              (1.33)             (0.92)
                                -------------   ----------------       -------------   ----------------
Total distributions                     (0.08)             (0.02)              (1.33)             (0.92)
                                -------------   ----------------       -------------   ----------------
Net asset value, end of period  $       51.77   $          70.30       $       65.77   $          83.45
                                =============   ================       =============   ================

Total return                           (26.24)%            (3.75)%/2/         (19.69)%             7.14%/2/
                                =============   ================       =============   ================

Ratios/Supplemental data:
  Net assets, end of period
    (000s)                      $     116,473   $         80,847       $     105,226   $         54,243
  Ratio of expenses to average
    net assets/3/                        0.25%              0.25%               0.25%              0.25%
  Ratio of net investment
    income to average net
    assets/3/                            0.20%              0.08%               2.24%              1.91%
  Portfolio turnover rate/4/               31%                 5%                 24%                 6%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                        125

Notes to the Financial Statements

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

126                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

At March 31, 2003, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                              Undistributed   Undistributed  Total Distributable
iShares Index Fund          Ordinary Income  Long-term Gain             Earnings
--------------------------------------------------------------------------------
Russell 3000                $       604,899  $            -  $           604,899
Russell 3000 Growth                  29,921               -               29,921
Russell 3000 Value                   83,031               -               83,031
Russell Midcap                      158,859               -              158,859
Russell Midcap Growth                22,347               -               22,347
Russell Midcap Value                117,262               -              117,262
--------------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2003.

From November 1, 2002 to March 31, 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2004.

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    iShares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    Russell 3000                                        $    3,334,209
    Russell 3000 Growth                                         60,920
    Russell 3000 Value                                         377,897
    ------------------------------------------------------------------

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    iShares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    Russell Midcap                                      $      238,519
    Russell Midcap Growth                                       97,441
    Russell Midcap Value                                       240,091
    ------------------------------------------------------------------

Notes to the Financial Statements                                            127
iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

    -----------------------------------------------------------------------
                                           Expiring    Expiring
    iShares Index Fund                         2010        2011       Total
    -----------------------------------------------------------------------
    Russell 3000                        $21,789,321 $14,801,082 $36,590,403
    Russell 3000 Growth                   4,176,050   6,607,675  10,783,725
    Russell 3000 Value                      605,073   1,545,605   2,150,678
    Russell Midcap                           66,369   1,282,837   1,349,206
    Russell Midcap Growth                    40,231  10,035,874  10,076,105
    Russell Midcap Value                     30,986     477,717     508,703
    -----------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at March 31, 2003.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

128                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    Russell 3000                                            0.20%
    Russell 3000 Growth                                     0.25
    Russell 3000 Value                                      0.25
    ------------------------------------------------------------
    Russell Midcap                                          0.20%
    Russell Midcap Growth                                   0.25
    Russell Midcap Value                                    0.25
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through March 31, 2003, BGI did not lend any securities of the Funds and thus did not earn any securities lending agent fees. The securities on loan for the Funds as of March 31, 2003 were outstanding loans for which Investors Bank served as securities lending agent. Following March 31, 2003, BGI began lending securities out of the Funds, and all outstanding loans originated by Investors Bank were transferred to BGI.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

Notes to the Financial Statements                                            129
iSHARES TRUST

As of March 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended March 31, 2003 were as follows:

    ----------------------------------------------------------------------
    iShares Index Fund                           Purchases           Sales
    ----------------------------------------------------------------------
    Russell 3000                               $57,740,529     $57,068,640
    Russell 3000 Growth                          7,181,495       7,172,378
    Russell 3000 Value                          12,647,705      12,562,524
    Russell Midcap                              15,481,600      15,218,727
    Russell Midcap Growth                       26,234,639      26,182,179
    Russell Midcap Value                        19,440,416      19,145,464
    ----------------------------------------------------------------------

In-kind transactions for the year ended March 31, 2003 were as follows:

    ----------------------------------------------------------------------
                                                   In-kind         In-kind
    iShares Index Fund                           Purchases           Sales
    ----------------------------------------------------------------------
    Russell 3000                            $1,910,371,173  $1,963,747,784
    Russell 3000 Growth                         43,238,383               -
    Russell 3000 Value                          56,750,456       3,200,328
    Russell Midcap                             180,569,388      17,803,330
    Russell Midcap Growth                       61,387,601       3,308,711
    Russell Midcap Value                        86,328,080      16,997,574
    ----------------------------------------------------------------------

At March 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------
                                                                                      Net
                                          Tax    Unrealized     Unrealized     Unrealized
iShares Index Fund                       Cost  Appreciation   Depreciation   Depreciation
-----------------------------------------------------------------------------------------
Russell 3000                   $1,331,184,650  $          -  $(346,218,223) $(346,218,223)
Russell 3000 Growth                71,045,070       765,363    (14,422,410)   (13,657,047)
Russell 3000 Value                114,554,656     1,857,693    (18,439,090)   (16,581,397)
Russell Midcap                    211,403,276     5,309,159    (22,877,828)   (17,568,669)
Russell Midcap Growth             130,206,363     5,487,511    (19,062,451)   (13,574,940)
Russell Midcap Value              121,393,561     1,490,798    (17,606,045)   (16,115,247)
-----------------------------------------------------------------------------------------

130                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

4.  iSHARES TRANSACTIONS

At March 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at March 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Notes to the Financial Statements                                            131

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series (the "Funds"), as listed on the table of contents, at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 2, 2003

132                                   2003 iShares Annual Report to Shareholders

Tax Information (Unaudited)

iSHARES TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2003 qualified for the dividends-received deduction:

    --------------------------------------------------------------
                                                        Dividends-
                                                          Received
    iShares Index Fund                                   Deduction
    --------------------------------------------------------------
    Russell 3000                                            100.00%
    Russell 3000 Growth                                     100.00
    Russell 3000 Value                                       99.74
    --------------------------------------------------------------
    Russell Midcap                                           90.70%
    Russell Midcap Growth                                   100.00
    Russell Midcap Value                                     87.89
    --------------------------------------------------------------

Tax Information                                                              133

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                         iShares Russell 3000 Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                           Number  Percentage of
Premium/Discount Range                    of Days   Total Days
----------------------                    -------  -------------
Greater than 1.0%.......................      --           --%
Greater than 0.5% and Less than 1.0%....       9         1.31%
Between 0.5% and -0.5%..................     663        96.80%
Less than -0.5% and Greater than -1.0%..       9         1.31%
Less than -1.0%.........................       4         0.58%
                                           -----    ---------
                                             685       100.00%
                                           =====    =========

134                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

             iShares Russell 3000 Growth Index Fund
     Period Covered: October 1, 2000 through March 31, 2003

                                          Number   Percentage of
Premium/discount Range                    of Days   total Days
----------------------                    -------  -------------
Greater than 1.0%........................     --           --%
Greater than 0.5% and Less than 1.0%.....     15         2.41%
Between 0.5% and -0.5%...................    588        94.54%
Less than -0.5% and Greater than -1.0%...     14         2.25%
Less than -1.0%..........................      5         0.80%
                                           -----    ---------
                                             622       100.00%
                                           =====    =========

              iShares Russell 3000 Value Index Fund
      Period Covered: October 1, 2000 through March 31, 2003

                                          Number   Percentage of
Premium/discount Range                    of Days   total Days
----------------------                    -------  -------------
Greater than 1.0%........................     --           --%
Greater than 0.5% and Less than 1.0%.....      4         0.64%
Between 0.5% and -0.5%...................    606        97.43%
Less than -0.5% and Greater than -1.0%...      7         1.13%
Less than -1.0%..........................      5         0.80%
                                           -----    ---------
                                             622       100.00%
                                           =====    =========

                iShares Russell Midcap Index Fund
      Period Covered: October 1, 2001 through March 31, 2003

                                          Number   Percentage of
Premium/discount Range                    of Days   total Days
----------------------                    -------  -------------
Greater than 1.0%........................     --           --%
Greater than 0.5% and Less than 1.0%.....      6         1.60%
Between 0.5% and -0.5%...................    362        96.79%
Less than -0.5% and Greater than -1.0%...      4         1.08%
Less than -1.0%..........................      2         0.53%
                                           -----    ---------
                                             374       100.00%
                                           =====    =========

Supplemental Information                                                     135
iSHARES TRUST

                    iShares Russell Midcap Growth Index Fund
             Period Covered: October 1, 2001 through March 31, 2003

                                                      Number   Percentage of
Premium/Discount Range                                of Days   Total Days
----------------------                                -------  -------------
Greater than 1.0% ..................................       1         0.27%
Greater than 0.5% and Less than 1.0% ...............      10         2.67%
Between 0.5% and -0.5% .............................     356        95.18%
Less than -0.5% and Greater than -1.0% .............       6         1.61%
Less than -1.0% ....................................       1         0.27%
                                                       -----    ---------
                                                         374       100.00%
                                                       =====    =========

                    iShares Russell Midcap Value Index Fund
             Period Covered: October 1, 2001 through March 31, 2003

                                                      Number   Percentage of
Premium/Discount Range                                of Days   Total Days
----------------------                                -------  -------------
Greater than 0.5% and Less than 1.0% ................      3         0.80%
Between 0.5% and -0.5% ..............................    369        98.66%
Less than -0.5% and Greater than -1.0% ..............      2         0.54%
                                                       -----    ---------
                                                         374       100.00%
                                                       =====    =========
136                                   2003 iShares Annual Report to Shareholders

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                               Interested Trustees

                             Position(s),           Principal Occupation(s)
 Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (58)   Trustee (since      Managing Director and Chief          Director (since 2002) of
Barclays Global           January 1, 2002),   Executive Officer (1999-2003) for    iShares, Inc.; Chairman of the
Investors                 Chairman (since     Barclays Global Investors, N.A.      Board of Directors (since 1998) of
45 Fremont Street         February 28, 2002)  ("BGI") Global Individual Investor   BGFA; Director (since 1998) of BGI;
San Francisco, CA 94105   and President.      Business; Global H.R. Director       Director of various Barclays
                                              (from 1996-1999) for BGI.            subsidiaries (since 1997).

*Nathan Most (89)         Trustee (since      Consultant to BGI (1998-2002),       Director (since 1996) and President
P.O. Box 193              December 16, 1999)  American Stock Exchange (1996-2000)  (1996-2002) of iShares, Inc.
Burlingame, CA 94011                          and the Hong Kong Stock Exchange
                                              (1998 to present); Consultant to
                                              the Amsterdam Stock Exchange
                                              (1997-1998); Consultant to the
                                              Pacific Stock Exchange (1997-1998).

---------------------
  * Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

Trustees Information                                                         137
iSHARES TRUST

                              Independent Trustees

                              Position(s),           Principal Occupation(s)
  Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)       Trustee (since      Retired Vice President of            Director (since 1996) of
520 Main Street            January 1, 2002)    Investment Management (1984-2000)    iShares, Inc.; Trustee and member
Ridgefield, CT 06877                           of Verizon Corporation; Advisory     of the Executive Committee (since
                                               Board member of Ibbotson Associates  1991) of The Common Fund
                                               (1992-1998); former Vice Chairman    Institutional Funds, a non-profit
                                               and Executive Committee Member       organization; Member of the Board
                                               (1994-1998) of the Committee on      of Managers of JP Morgan Private
                                               Investment of Employee Benefit       Equity Funds.
                                               Assets of the Financial Executive
                                               Institute.

Richard K. Lyons (42)      Trustee (since      Professor, University of             Director (since 2001) of
Haas School of Business,   February 15, 2000)  California, Berkeley: Haas School    iShares, Inc.; Trustee (since
UC Berkeley                                    of Business (since 1993);            2001) of Barclays Global Investors
Berkeley, CA 94720                             Consultant for IMF World Bank,       Funds and Master Investment
                                               Federal Reserve Bank, and Citibank   Portfolio; Board of Trustees:
                                               N.A. (since 2000).                   Matthews Asian Funds since 1995
                                                                                    (oversees 6 portfolios).

George C. Parker (64)      Trustee (since      Dean Witter Distinguished Professor  Director (since 2001) of
Graduate School of         February 15, 2000)  of Finance (since 1994); Associate   iShares, Inc.; Board of Directors:
Business (Room K301)                           Dean for Academic Affairs, Director  Affinity Group (since 1998);
Stanford University                            of MBA Program, and Professor,       Bailard, Biehl and Kaiser, Inc.
521 Memorial Way                               Stanford University: Graduate        (since 1985); California Casualty
Stanford, CA 94305                             School of Business (1993-2001).      Group of Insurance Companies (since
                                                                                    1978); Continental Airlines, Inc.
                                                                                    (since 1996); Community First
                                                                                    Financial Group (since 1995);
                                                                                    Dresdner/RCM Mutual Funds
                                                                                    (1994-2002); Tyon Ranch Company
                                                                                    (since 1999).

W. Allen Reed (55)         Trustee (since      President and Chief Executive        Director (since 1996) of
General Motors Investment  January 1, 2002)    Officer (since 1994) of General      iShares, Inc.; Director (since
Management Corp.                               Motors Investment Management         1994) of General Motors Investment
767 Fifth Avenue                               Corporation.                         Management Corporation; Director
New York, NY 10153                                                                  (1995-1998) of Taubman
                                                                                    Centers, Inc. (a real estate
                                                                                    investment trust); Director (since
                                                                                    1992) of FLIR Systems (an imaging
                                                                                    technology company); Director
                                                                                    (since 1994) of General Motors
                                                                                    Acceptance Corporation; Director
                                                                                    (since 1994) of GMAC Insurance
                                                                                    Holdings, Inc.; Director (since
                                                                                    1995) of Global Emerging Markets
                                                                                    Fund; Director (since 2000) of
                                                                                    Temple Inland Industries; Chairman
                                                                                    (since 1995) of the Investment
                                                                                    Advisory Committee of Howard Hughes
                                                                                    Medical Institute.

138                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

                         Officers Who are not Trustees

                                                                Principal Occupation(s)               Directorships Held by
      Name, Age and Address               Position                During Past 5 Years                       Officers
----------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (41)               Vice President        Chief Executive Officer of the       Board of Trustees for Barclays
Barclays Global Investors                                 Individual Investor Business of      Global Investors Funds and Master
45 Fremont Street                                         BGI.; The Boston Consulting Group    Investment Portfolio (since 2001).
San Francisco, CA 94105                                   (until 1997).

Michael Latham (37)                 Secretary, Treasurer  Director of Mutual Fund Delivery in  None.
Barclays Global Investors           and Principal         the U.S. Individual Investor
45 Fremont Street                   Financial Officer     Business of BGI (since 2000); Head
San Francisco, CA 94105                                   of Operations, BGI Europe
                                                          (1997-2000).

Donna M. Rogers (36)                Assistant Treasurer   Senior Director (formerly            None.
Investors Bank & Trust Co.                                Director), Mutual Fund
200 Clarendon Street                                      Administration at Investors Bank &
Boston, MA 02116                                          Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)             Assistant Treasurer   Director (formerly Manager), Mutual  None.
Investors Bank & Trust Co.                                Fund Administration, Reporting and
200 Clarendon Street                                      Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)                Assistant Secretary   Senior Director & Senior Counsel,    None.
Investors Bank & Trust Co.                                Mutual Fund Administration, IBT
200 Clarendon Street                                      (since 1995).
Boston, MA 02116

Sandra I. Madden (36)               Assistant Secretary   Senior Associate Counsel, Mutual     None.
Investors Bank & Trust Co.                                Fund Administration, IBT (since
200 Clarendon Street                                      1999); Associate, Scudder Kemper
Boston, MA 02116                                          Investments, Inc. (1996-1999).

Lois Towers (52)                    Assistant Vice        U.S. Compliance Officer, BGI (since  None.
Barclays Global Investors           President -- AML      1999).
45 Fremont Street                   Compliance Officer
San Francisco, CA 94105

Trustees Information                                                         139

Notes:















140                                   2003 iShares Annual Report to Shareholders

Notes:






















Notes                                                                        141

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-ISHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

FIXED INCOME
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)


This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or
Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.
"GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of
Goldman, Sachs & Co.

142                                   2003 iShares Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares Barclays Global Investors Services (BGIS) assists in the marketing of iShares, BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS
                 1 800 iShares (1 800 474 2737) www.iShares.com
                                                                      iShares(R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                 MARCH 31, 2003


                                    [PHOTO]


          INDUSTRIAL STRENGTH
           INVESTMENT TOOLS




iSHARES RUSSELL 1000 INDEX FUND
iSHARES RUSSELL 1000 GROWTH INDEX FUND
iSHARES RUSSELL 1000 VALUE INDEX FUND
iSHARES RUSSELL 2000 INDEX FUND
iSHARES RUSSELL 2000 GROWTH INDEX FUND
iSHARES RUSSELL 2000 VALUE INDEX FUND

Table of Contents

Shareholder Letter ..............................................     1
Market Overview .................................................     3
Managers' Discussion & Analysis .................................     6
Schedules of Investments ........................................    10
  iShares Russell 1000 Index Fund ...............................    10
  iShares Russell 1000 Growth Index Fund ........................    23
  iShares Russell 1000 Value Index Fund .........................    31
  iShares Russell 2000 Index Fund ...............................    41
  iShares Russell 2000 Growth Index Fund ........................    67
  iShares Russell 2000 Value Index Fund .........................    84
Financial Statements ............................................   101
Financial Highlights ............................................   105
Notes to the Financial Statements ...............................   108
Report of Independent Accountants ...............................   114
Tax Information (Unaudited) .....................................   115
Supplemental Information (Unaudited) ............................   116
Trustees Information (Unaudited) ................................   119
iShares Family of Funds .........................................   122

To Our Shareholders

For many investors, the past year was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major U.S. equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties add to the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, last year iShares launched the first fixed income exchange traded funds. Based on investor demand for less volatile asset classes, iShares introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure a fund was introduced based on the GS $ InvesTop(TM) Index. By the end of 2002, the fixed income iShares funds held $3.8 billion in assets and Business Week named them one of the best new products of the year./1/

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and now fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew in 2002, reaching $31 billion as of December 31.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Garrett F. Bouton                                                   /s/ Lee Kranefuss
Garrett F. Bouton                                                       Lee Kranefuss
President and Chairman of the Board of Trustees for ishares Trust       Vice President of the Board of Trustees for ishares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

For complete information, including charges and expenses, request a prospectus by calling 1 800 iShares (1 800 474 2737). Read it carefully before you invest.

------------------------

/1/Business Week, 12/16/02.

/2/Morningstar Principia, BGI analysis 6/02.

SHAREHOLDER LETTER                                                             1

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Market Overview

U.S. Equity Markets

The three-year slide in equity markets has continued in 2003. Performance improved in the final quarter of 2002 but the looming threat of war in Iraq in 2003 saw many investors once more running for cover. The final onset on war on March 20 did initially trigger a strong rally in stocks. However, by period end, U.S. equities were trading lower again, down on the start of 2003 and nearly 25% down in the twelve months under review, based on the S&P 500 Index. Equities remain above the lows of last October but a fuller recovery may depend on how soon the war in Iraq can be fully resolved. A protracted struggle could undermine market confidence and retard economic recovery, adding to the prospect of a successive fourth year of decline in equity markets.

Undoubtedly, the war has been a significant factor in depressing market values. Indeed, since the tragic events of September 11, geopolitical risk has played an important factor in investment decision-making. However, the bear market has had at its roots very different economic and corporate causes, many of which may still play out. Not unreasonably, analogies often have been drawn between the present market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn has been moderated by the generally more enlightened economic management of today. Yet there remains a potential for global deflation and prolonged recession as policy makers struggle to find the right blend of monetary and fiscal policies in an environment where global productive capacity continues to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Investor confidence, understandably, has been badly shaken by these events and, in certain respects, industry too has become more inward looking. It appears that many businesses have been less inclined to undertake new investment as plans for business growth have been modified to reflect uncertain economic prospects. Business investment is down more than 10% in the last two years.

Resilient consumer spending, fuelled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November 2002 was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remain real concerns that the malaise in manufacturing could spread to the broader economy inducing a so-called "double-dip" recession. With war fears now overlaying this troublesome economic background, many investors have naturally sought the relative safety of bonds and cash.

U.S. Fixed Income Markets

What is bad for equities is often good for bonds. As equities hit low-points in early October, bonds rose to new highs. Indeed, yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond values fell again through the end of October as equities staged a rally.

The aggressive half-point cut in the federal funds rate to 1.25% in November initially failed to inspire a lasting rally in bonds as yields drifted sideways through to the end of the year into early January. By early March, bond prices had edged upward as the threat of war and the diminishing prospect of sustained economic recovery once more added to the relative attractiveness of bonds. At the onset of fighting, however, bond prices fell and yields retraced to higher levels as many investors shifted out of bonds into equities.

Short-term interest rates, after allowing for inflation, are substantially negative as of the end of the reporting period. This would normally be of some concern to bond investors particularly, as in the run up to the war, oil and gold prices had been rising and the dollar falling on the foreign exchange markets. Yet the current perception of many is that inflation is not, and should not, become a concern in an environment where cost-cutting remains the norm and where producers still have difficulty passing on cost increases in final product prices.

Market Overview                                                                3

The other traditional concern for bond investors is the state of government finances. So far the prospect of increased bond supply on the back of an escalating federal budget deficit has done little to dampen the enthusiasm for U.S. Treasuries. Nevertheless, it is another restraining factor in a market that now offers only limited value.

International Equity Markets

The downturn in U.S. equities was echoed in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery, and heightened geopolitical risk in the Middle East caused concern among some investors.

Economic growth in Europe in particular proved disappointing with Germany most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve Board with a half-point cut in interest rates to 2.75%. The ECB cited sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., many investors remained unimpressed and equities continued to drift lower. With forecasts for economic growth in the region still being pared back, the ECB cut rates again on March 6th, this time by 0.25%. Over the reporting period as a whole, European equity markets showed losses generally steeper than those incurred in the U.S.

The UK economy has fared more favorably, helped by a relatively expansive fiscal policy and a strong housing market which has supported consumer confidence and spending. Nevertheless, with consumer confidence at its weakest in five years and manufacturing investment hitting a 20-year low, the Bank of England cut the UK base rate by 0.25% to 3.75% in February, the lowest level for UK interest rates for 48 years. As elsewhere, UK equities fell with concerns over the pensions industry and the solvency of the insurance sector adding to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again, the Nikkei Dow hitting a new 20-year low in March. After more than a decade, Japan remains in the grip of deflation. Consumer prices have fallen for three years in a row thus raising the real value of debt and, in turn, putting further pressure on the banking system.

4                                     2003 iShares Annual Report to Shareholders

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES RUSSELL 1000 INDEX FUNDS
Performance as of 3/31/03

                                          Average Annual Total Returns                   Cumulative Total Returns
                           ----------------------------------------------------------  ----------------------------
                                Year Ended 3/31/03           Inception to 3/31/03          Inception to 3/31/03
                           ----------------------------  ----------------------------  ----------------------------
iSHARES INDEX FUND           NAV      MARKET    INDEX      NAV      MARKET    INDEX      NAV      MARKET    INDEX
Russell 1000               (24.59)%  (24.59)%  (24.51)%  (15.81)%  (15.86)%  (15.69)%  (39.08)%  (39.17)%  (38.82)%
Russell 1000 Growth        (26.87)%  (26.84)%  (26.76)%  (23.71)%  (23.75)%  (23.54)%  (53.89)%  (53.96)%  (53.59)%
Russell 1000 Value         (22.95)%  (22.85)%  (22.79)%   (6.99)%   (6.99)%   (6.83)%  (18.71)%  (18.72)%  (18.32)%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/15/00, 05/22/00 and 05/22/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/19/00, 05/26/00 and 05/26/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.


                                 Sector Breakout

                               RUSSELL 1000 INDEX

                                    [GRAPHIC]

                          Consumer Discretionary  13.47%
                          Consumer Staples         8.77%
                          Energy                   6.12%
                          Financials              21.09%
                          Health Care             16.15%
                          Industrials             10.62%
                          Information Technology  14.30%
                          Materials                2.81%
                          Telecomm Services        3.51%
                          Utilities                3.16%


  RUSSELL 1000 GROWTH INDEX

          [GRAPHIC]

Consumer Discretionary  14.68%
Consumer Staples        10.98%
Energy                   1.30%
Financials               9.28%
Health Care             27.56%
Industrials             12.64%
Information Technology  22.28%
Materials                0.60%
Telecomm Services        0.59%
Utilities                0.09%

   RUSSELL 1000 VALUE INDEX

          [GRAPHIC]

Consumer Discretionary  12.16%
Consumer Staples         6.40%
Energy                  11.30%
Financials              33.73%
Health Care              3.92%
Industrials              8.46%
Information Technology   5.75%
Materials                5.19%
Telecomm Services        6.63%
Utilities                6.46%

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index. For the one-year period ended March 31, 2003 (the "reporting period"), the Index declined 24.51%. the iShares Russell 1000 Growth Index Fund (the "Growth Fund") and the iShares Russell 1000 Value Index Fund (the

6                                     2003 iShares Annual Report to Shareholders

"Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 1000 Index, as measured by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. During the reporting period, the Russell 1000 Growth Index declined 26.76% and the Russell 1000 Value Index declined 22.79%. For the same period, the iShares Russell 1000 Index Fund declined 24.59%; the Growth Fund was down 26.87% and the Value Fund declined 22.95%.

Equity markets declined during the reporting period, facing downward pressure on economic, corporate and geopolitical fronts. Inconsistent economic indicators continued to cloud the economic horizon: despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was reported at a sluggish 1.3%, third quarter growth bounced back to 4.0%, to be followed by a disappointing fourth quarter rate of only 0.70%. Investor skepticism about equities, which had begun with the revelations of accounting scandals, was compounded by earnings warnings during the reporting period. By January, the threat of war began to dominate market behavior. After beginning the New Year with a short, upward spike, markets generally trended downward through mid-March as anxiety grew about an impending war. At the onset of war, equities rebounded, gaining strength when it appeared that the war would be brief. On March 21, the Dow Jones Industrial Average closed at 8521, after gaining 1000 points in seven trading days. However, reports of casualties and less encouraging news on the war's progress stalled the rally, and stocks sank through the end of March.

Responding to the sense of uncertainty on these fronts, investors generally retreated away from stocks. Reflecting this trend, all sectors within the Russell 1000 Index (the "Index") logged double-digit losses during the reporting period. The two sectors that were the most adversely affected were telecommunications services (3.51% of the Index as of March 31, 2003) and information technology (14.30% of the Index as of March 31, 2003), which declined 34.65% and 34.36%, respectively. Utilities (3.16% of the Index as of March 31, 2003) fell 32.02%. Financials (21.09% of the Index as of March 31,
2003), the largest weighting in the Index, declined 19.99%, and health care, at 16.15% the second largest weighting as of March 31, lost 18.40%.

In terms of individual Index holdings, the only position among the Index's ten largest holdings to post a gain was Procter & Gamble (1.43% of the Index as of March 31, 2003) which returned 1.48%. The largest weighting at 3.13% of the Index as of March 31, General Electric, fell 29.94%, and Citigroup (2.22% of the Index as of March 31, 2003) lost 24.19%. Microsoft (2.68% of the Index as of March 31, 2003) declined 19.45%, Exxon Mobil (2.93% of the Index as of
March 31, 2003) dropped 18.19%, and Wal-Mart Stores (1.75% of the Index as of March 31, 2003) declined 14.62%.

                        iShares Russell 1000 Index Funds
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                                    [GRAPHIC]

           iShares Russell 1000  iShares Russell 1000  iShares Russell 1000  Russell 1000  Russell 1000  Russell 1000
                    Index Fund     Growth Index Fund      Value Index Fund         Index  Growth Index   Value Index
                       $10,000               $10,000               $10,000       $10,000       $10,000       $10,000
                       $10,033               $10,987                $9,620       $10,043       $10,983        $9,634
                        $9,862               $10,503                $9,753        $9,876       $10,525        $9,755
                       $10,596               $11,467               $10,294       $10,607       $11,478       $10,298
Sep-2000               $10,100               $10,374               $10,382       $10,115       $10,393       $10,392
                        $9,983                $9,885               $10,640        $9,993        $9,901       $10,647
                        $9,070                $8,429               $10,244        $9,079        $8,441       $10,252
                        $9,178                $8,159               $10,756        $9,189        $8,174       $10,766
                        $9,478                $8,721               $10,794        $9,491        $8,739       $10,807
                        $8,594                $7,239               $10,492        $8,606        $7,255       $10,506
Mar-2001                $8,025                $6,453               $10,122        $8,034        $6,466       $10,135
                        $8,668                $7,269               $10,619        $8,680        $7,284       $10,632
                        $8,725                $7,163               $10,853        $8,739        $7,177       $10,871
                        $8,527                $6,993               $10,612        $8,541        $7,010       $10,630
                        $8,409                $6,817               $10,586        $8,424        $6,835       $10,608
                        $7,897                $6,259               $10,162        $7,911        $6,276       $10,182
Sep-2001                $7,228                $5,634                $9,448        $7,240        $5,649        $9,466
                        $7,373                $5,922                $9,367        $7,391        $5,946        $9,384
                        $7,939                $6,489                $9,908        $7,960        $6,517        $9,929
                        $8,022                $6,475               $10,140        $8,045        $6,505       $10,164
                        $7,920                $6,359               $10,060        $7,943        $6,390       $10,085
                        $7,761                $6,095               $10,074        $7,785        $6,125       $10,102
Mar-2002                $8,079                $6,305               $10,550        $8,105        $6,337       $10,579
                        $7,616                $5,789               $10,185        $7,641        $5,820       $10,216
                        $7,549                $5,649               $10,237        $7,573        $5,679       $10,268
                        $6,989                $5,126                $9,645        $7,014        $5,153        $9,678
                        $6,475                $4,844                $8,753        $6,495        $4,870        $8,778
                        $6,508                $4,858                $8,816        $6,529        $4,885        $8,845
Sep-2002                $5,809                $4,353                $7,836        $5,828        $4,378        $7,861
                        $6,290                $4,751                $8,415        $6,312        $4,780        $8,444
                        $6,655                $5,009                $8,938        $6,681        $5,039        $8,976
                        $6,279                $4,662                $8,550        $6,303        $4,691        $8,586
                        $6,126                $4,548                $8,342        $6,151        $4,577        $8,378
                        $6,031                $4,527                $8,118        $6,055        $4,556        $8,155
Mar-2003                $6,093                $4,611                $8,129        $6,118        $4,641        $8,169

Past performance is no guarantee of future results

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis

iSHARES RUSSELL 2000 INDEX FUNDS
Performance as of 3/31/03

                                       Average Annual Total Returns              Cumulative Total Returns
                           ----------------------------------------------------  -------------------------
                              Year Ended 3/31/03        Inception to 3/31/03       Inception to 3/31/03
                           -------------------------  -------------------------  -------------------------
ISHARES INDEX FUND           NAV    MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET    INDEX
Russell 2000               (26.99)% (27.01)% (26.96)%  (7.64)%  (7.74)%  (7.33)% (20.33)% (20.57)% (19.56)%
Russell 2000 Growth        (31.65)% (31.76)% (31.63)% (24.04)% (24.08)% (23.87)% (52.24)% (52.31)% (51.86)%
Russell 2000 Value         (23.35)% (23.24)% (23.27)%   2.75%    2.71%    3.09%    7.56%    7.45%    8.50%

"Total returns for the period since inception" are calculated from the inception date of each Fund (05/22/00, 07/24/00 and 07/24/00, respectively). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market returns ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (05/26/00, 07/28/00 and 07/28/00, respectively), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                               Sector Breakout

                             RUSSELL 2000 INDEX

                                 [GRAPHIC]

                       Consumer Discretionary  13.34%
                       Consumer Staples         3.46%
                       Energy                   4.43%
                       Financials              23.35%
                       Health Care             12.89%
                       Industrials             14.73%
                       Information Technology  17.70%
                       Materials                4.60%
                       Telecomm Services        1.31%
                       Utilities                4.19%

  RUSSELL 2000 GROWTH INDEX

           [GRAPHIC]

Consumer Discretionary  13.11%
Consumer Staples         2.95%
Energy                   4.95%
Financials              16.31%
Health Care             19.28%
Industrials             14.24%
Information Technology  24.47%
Materials                2.19%
Telecomm Services        1.43%
Utilities                1.07%

   RUSSELL 2000 VALUE INDEX

           [GRAPHIC]

Consumer Discretionary  13.57%
Consumer Staples         3.95%
Energy                   3.92%
Financials              30.19%
Health Care              6.67%
Industrials             15.21%
Information Technology  11.11%
Materials                6.96%
Telecomm Services        1.19%
Utilities                7.23%

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index"). For the 12-month period ended March 31, 2003 (the "reporting period"), the Index declined 26.96%. The iShares Russell 2000 Growth Index Fund (the "Growth Fund") and the iShares Russell 2000 Value Index Fund (the "Value Fund") seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the

8                                     2003 iShares Annual Report to Shareholders
growth and value components of the Index, as measured by the Russell 2000 Growth Index and the Russell 2000 Value Index, respectively. During the reporting period, the Russell 2000 Growth Index declined 31.63% and the Russell 2000 Value Index declined 23.27%. For the same period, the iShares Russell 2000 Index Fund declined 26.99%; the Growth Fund was down 31.65% and the Value Fund declined 23.35%.

Equity markets faced challenges from all fronts during the reporting period. Economic data painted an unclear picture for recovery. GDP growth followed a seesaw pattern throughout the year, failing to produce two consecutive quarters of significant strength. The labor market remained soft, consumer spending appeared to have peaked, and the U.S. dollar continued weakening. On the corporate front, profit warnings escalated during the period. During the third quarter of 2002, the number of companies issuing earnings warnings rose 28% over the second quarter. The investigations into corporate irregularities continued to expand during the reporting period, rattling investors' confidence in corporate leadership. Compounding the uncertainty, geopolitical tensions continued to mount, culminating in an invasion of Iraq in mid-March. As investors focused on the war, every perceived success and failure from the battlefront was reflected in the equity markets, which, despite a strong surge at the beginning of the war, drifted lower until the end of the reporting period.

As the investment landscape became more uncertain, investors increasingly abandoned their stock positions. Although every major sector in the Index posted declines for the reporting period, the losses were more severe among growth sectors. Leading the list was information technology stocks (17.70% of the Index as of March 31, 2003), which fell 44.73%. Telecommunications services (1.31% of the Index as of March 31, 2003) also registered heavy losses, declining 36.51%. Materials (4.60% of the Index as of March 31, 2003) fell 33.26%, and health care (12.89% of the Index as of March 31) declined 33.22%. The best performing sector was financials (23.35% of the Index), which lost a relatively slight 5.54%.

Within the Index's ten largest holdings, performance was mostly positive. Because of the large number of holdings in the Index, these ten holdings combined represent less than 3% of the Index. Corinthian Colleges (0.26% of the Index as of March 31, 2003) gained 56.28%, and Scios (0.36% of the Index as of March 31, 2003) climbed 52.30%. Western Digital (0.31% of the Index as of
March 31, 2003) returned 45.43%. Cree (0.24% of the Index as of March 31, 2003) rose 35.88%, and Pan Pacific Retail Properties (0.24% of the Index as of
March 31, 2003) gained 30.94%. The sole negative performer among the ten largest holdings was Del Monte Foods (0.24% of the Index as of March 31, 2003), which declined 23.33%.

                        iShares Russell 2000 Index Funds
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION
                                    [GRAPHIC]

               iShares Russell  iShares Russell 2000  iShares Russell 2000  Russell 2000  Russell 2000  Russell 2000
               2000 Index Fund     Growth Index Fund      Value Index Fund         Index  Growth Index   Value Index
                   $10,000                                                   $10,000
                   $10,977                                                   $10,981
                   $10,619             $10,000               $10,000         $10,627         $10,000       $10,000
                   $11,425             $10,431               $10,522         $11,438         $10,433       $10,529
 Sep-2000          $11,054              $9,910               $10,452         $11,102          $9,914       $10,469
                   $10,587              $9,108               $10,423         $10,607          $9,110       $10,432
                    $9,485              $7,452               $10,207          $9,518          $7,456       $10,220
                   $10,294              $7,905               $11,298         $10,335          $7,912       $11,318
                   $10,829              $8,546               $11,609         $10,873          $8,552       $11,630
                   $10,120              $7,374               $11,593         $10,160          $7,380       $11,614
 Mar-2001           $9,622              $6,703               $11,405          $9,663          $6,709       $11,428
                   $10,370              $7,523               $11,928         $10,419          $7,530       $11,957
                   $10,621              $7,695               $12,229         $10,675          $7,705       $12,264
                   $10,983              $7,894               $12,723         $11,043          $7,915       $12,757
                   $10,381              $7,221               $12,426         $10,446          $7,240       $12,471
                   $10,043              $6,766               $12,381         $10,108          $6,788       $12,428
 Sep-2001           $8,690              $5,673               $11,014          $8,748          $5,692       $11,056
                    $9,183              $6,201               $11,274          $9,260          $6,240       $11,344
                    $9,894              $6,718               $12,081          $9,976          $6,761       $12,160
                   $10,497              $7,129               $12,815         $10,592          $7,182       $12,904
                   $10,386              $6,874               $12,982         $10,482          $6,926       $13,076
                   $10,102              $6,429               $13,060         $10,195          $6,478       $13,155
 Mar-2002          $10,911              $6,987               $14,033         $11,013          $7,041       $14,139
                   $11,010              $6,835               $14,522         $11,113          $6,889       $14,637
                   $10,520              $6,436               $14,039         $10,620          $6,486       $14,153
                    $9,998              $5,891               $13,725         $10,093          $5,936       $13,840
                    $8,496              $4,990               $11,703          $8,569          $5,024       $11,783
                    $8,472              $4,986               $11,647          $8,548          $5,021       $11,731
 Sep-2002           $7,863              $4,626               $10,813          $7,934          $4,659       $10,894
                    $8,115              $4,858               $10,975          $8,189          $4,894       $11,057
                    $8,837              $5,339               $11,846          $8,919          $5,379       $11,940
                    $8,344              $4,971               $11,339          $8,422          $5,008       $11,430
                    $8,112              $4,834               $11,018          $8,189          $4,872       $11,107
                    $7,867              $4,706               $10,645          $7,942          $4,742       $10,734
 Mar-2003           $7,967              $4,776               $10,757          $8,044          $4,813       $10,849

Past performance is no guarantee of future results

Managers' Discussion & Analysis                                                9

Schedule of Investments

iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.89%
General Electric Co.                                  1,128,703  $ 28,781,926
Exxon Mobil Corp.                                       769,518    26,894,654
Microsoft Corp.                                       1,016,319    24,605,083
Pfizer Inc.                                             708,551    22,078,449
Citigroup Inc.                                          592,141    20,399,257
Johnson & Johnson                                       341,663    19,772,038
Wal-Mart Stores Inc.                                    309,092    16,082,057
International Business Machines Corp.                   194,237    15,234,008
Merck & Co. Inc.                                        257,014    14,079,227
Procter & Gamble Co.                                    147,458    13,131,135
American International Group Inc.                       260,892    12,901,109
Intel Corp.                                             758,616    12,350,268
Bank of America Corp.                                   174,657    11,674,074
Verizon Communications Inc.                             308,962    10,921,807
Cisco Systems Inc./1/                                   830,160    10,775,477
Coca-Cola Co. (The)                                     230,238     9,320,034
Wells Fargo & Company                                   194,097     8,732,424
PepsiCo Inc.                                            200,609     8,024,360
ChevronTexaco Corp.                                     121,117     7,830,214
Amgen Inc./1/                                           134,054     7,714,808
SBC Communications Inc.                                 378,982     7,602,379
Fannie Mae                                              112,985     7,383,570
Altria Group Inc.                                       242,758     7,273,030
Comcast Corp. Class A/1/                                247,298     7,070,250
Dell Computer Corp./1/                                  256,522     7,005,616
Abbott Laboratories                                     177,070     6,659,603
Home Depot Inc.                                         266,640     6,495,350
Viacom Inc. Class B/1/                                  176,883     6,459,767
Pharmacia Corp.                                         146,719     6,352,933
Lilly (Eli) and Co.                                     109,315     6,247,352
Medtronic Inc.                                          137,749     6,215,235
3M Co.                                                   44,176     5,744,205
Wyeth                                                   150,480     5,691,154
JP Morgan Chase & Co.                                   225,898     5,356,042
Wachovia Corp.                                          155,286     5,290,594
AOL Time Warner Inc./1/                                 486,010     5,278,069
Oracle Corp./1/                                         467,277     5,069,488
Morgan Stanley                                          124,990     4,793,366
Hewlett-Packard Co.                                     306,910     4,772,451
Bristol-Myers Squibb Co.                                219,789     4,644,142
Anheuser-Busch Companies Inc.                            99,448     4,635,271
Bank One Corp.                                          133,288     4,614,431
BellSouth Corp.                                         212,676     4,608,689
American Express Co.                                    133,842     4,447,570
Du Pont (E.I.) de Nemours and Co.                       112,687     4,379,017
Freddie Mac                                              78,732     4,180,669
U.S. Bancorp                                            216,901     4,116,781
ConocoPhillips                                           76,689     4,110,530
Walt Disney Co. (The)                                   231,382     3,938,122
Washington Mutual Inc.                                  110,456     3,895,783
Merrill Lynch & Co. Inc.                                104,775     3,709,035
Gillette Co. (The)                                      119,813     3,707,014
Lowe's Companies Inc.                                    88,065     3,594,813
Walgreen Co.                                            116,025     3,420,417
Colgate-Palmolive Co.                                    62,028     3,376,804
Texas Instruments Inc.                                  196,632     3,218,866
First Data Corp.                                         86,688     3,208,323
QUALCOMM Inc.                                            87,258     3,146,523
United Technologies Corp.                                53,649     3,099,839
Target Corp.                                            102,798     3,007,869
Cardinal Health Inc.                                     52,106     2,968,479
Schering-Plough Corp.                                   166,210     2,963,524
Fifth Third Bancorp                                      57,821     2,899,145
Liberty Media Corp. Class A/1/                          294,140     2,861,982
Dow Chemical Co. (The)                                  102,900     2,841,069
FleetBoston Financial Corp.                             118,694     2,834,413
UnitedHealth Group Inc.                                  30,822     2,825,453
Kimberly-Clark Corp.                                     58,822     2,674,048
Allstate Corp. (The)                                     80,422     2,667,598
Marsh & McLennan Companies Inc.                          62,086     2,646,726
United Parcel Service Inc. Class B                       44,193     2,519,001
Applied Materials Inc./1/                               185,891     2,338,509
HCA Inc.                                                 55,887     2,311,486
Boeing Co. (The)                                         90,577     2,269,860
Southern Co.                                             79,718     2,267,180
Automatic Data Processing Inc.                           70,357     2,166,292
Emerson Electric Co.                                     47,763     2,166,052
General Motors Corp.                                     63,633     2,139,341
Gannett Co. Inc.                                         30,223     2,128,606

10                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
Motorola Inc.                                           257,411  $  2,126,215
McDonald's Corp.                                        144,311     2,086,737
Lockheed Martin Corp.                                    42,441     2,018,070
Clear Channel Communications Inc./1/                     58,476     1,983,506
Honeywell International Inc.                             92,680     1,979,645
Forest Laboratories Inc./1/                              36,369     1,962,835
National City Corp.                                      69,022     1,922,263
Dominion Resources Inc.                                  34,616     1,916,688
Caterpillar Inc.                                         38,957     1,916,684
Sysco Corp.                                              75,194     1,912,935
General Mills Inc.                                       41,562     1,893,149
AFLAC Inc.                                               58,693     1,881,111
Kohls Corp./1/                                           33,060     1,870,535
FedEx Corp.                                              33,849     1,864,064
Goldman Sachs Group Inc. (The)                           27,343     1,861,511
Alcoa Inc.                                               95,908     1,858,697
Prudential Financial Inc.                                63,481     1,856,819
SLM Corp.                                                16,707     1,853,140
International Paper Co.                                  54,738     1,850,144
Exelon Corp.                                             36,529     1,841,427
EMC Corp./1/                                            252,018     1,822,090
MBNA Corp.                                              120,507     1,813,630
BB&T Corp.                                               54,320     1,707,278
Bank of New York Co. Inc. (The)                          82,509     1,691,434
AT&T Wireless Services Inc./1/                          253,618     1,673,879
Sara Lee Corp.                                           89,001     1,664,319
Lehman Brothers Holdings Inc.                            27,687     1,598,924
Alltel Corp.                                             35,299     1,579,983
Union Pacific Corp.                                      28,546     1,570,030
Ford Motor Company                                      205,652     1,546,503
Costco Wholesale Corp./1/                                51,464     1,545,464
Avon Products Inc.                                       26,795     1,528,655
Travelers Property Casualty Corp. Class B               107,550     1,517,530
Northrop Grumman Corp.                                   17,455     1,497,639
Cendant Corp./1/                                        117,596     1,493,469
SunTrust Banks Inc.                                      28,251     1,487,415
Duke Energy Corp.                                       100,917     1,467,333
Boston Scientific Corp./1/                               35,925     1,464,303
Illinois Tool Works Inc.                                 25,113     1,460,321
eBay Inc./1/                                             16,973     1,447,627
AT&T Corp.                                               86,536     1,401,883
Waste Management Inc.                                    65,560     1,388,561
Harley-Davidson Inc.                                     34,287     1,361,537
PNC Financial Services Group                             32,071     1,359,169
Maxim Integrated Products Inc.                           36,580     1,321,270
Progressive Corp. (The)                                  21,854     1,296,161
Anadarko Petroleum Corp.                                 28,171     1,281,780
Raytheon Co.                                             45,141     1,280,650
Occidental Petroleum Corp.                               42,492     1,273,060
Baxter International Inc.                                68,192     1,271,099
WellPoint Health Networks Inc./1/                        16,553     1,270,443
Guidant Corp./1/                                         34,707     1,256,393
Southwest Airlines Co.                                   87,453     1,255,825
McGraw-Hill Companies Inc. (The)                         22,058     1,226,204
ConAgra Foods Inc.                                       60,883     1,222,531
Entergy Corp.                                            25,290     1,217,713
General Motors Corp. Class H/1/                         108,521     1,215,435
Equity Office Properties Trust                           47,287     1,203,454
Sun Microsystems Inc./1/                                368,275     1,200,576
Sprint Corp. (FON Group)                                100,949     1,186,151
Kroger Co./1/                                            90,077     1,184,513
Weyerhaeuser Co.                                         24,738     1,183,219
FPL Group Inc.                                           19,990     1,178,011
State Street Corp.                                       36,929     1,168,064
Heinz (H.J.) Co.                                         39,780     1,161,576
Omnicom Group Inc.                                       21,225     1,149,758
Baker Hughes Inc.                                        38,269     1,145,391
Bed Bath & Beyond Inc./1/                                33,086     1,142,790
Analog Devices Inc./1/                                   41,379     1,137,922
General Dynamics Corp.                                   20,549     1,131,633
Starbucks Corp./1/                                       43,750     1,127,000
Apache Corp.                                             18,197     1,123,489
Mattel Inc.                                              49,436     1,112,310
Linear Technology Corp.                                  35,969     1,110,363
KeyCorp                                                  48,270     1,088,971
Burlington Resources Inc.                                22,819     1,088,694
Burlington Northern Santa Fe Corp.                       43,485     1,082,776
TJX Companies Inc.                                       61,169     1,076,574
Zimmer Holdings Inc./1/                                  22,031     1,071,368
Air Products & Chemicals Inc.                            25,736     1,066,242
Anthem Inc./1/                                           16,070     1,064,638

Schedules of Investments                                                      11
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
Yahoo! Inc./1/                                           44,236  $  1,062,549
Mellon Financial Corp.                                   49,925     1,061,405
CVS Corp.                                                44,462     1,060,419
Deere & Co.                                              26,943     1,057,782
Progress Energy Inc.                                     26,870     1,051,960
Stryker Corp.                                            15,251     1,046,981
Praxair Inc.                                             18,511     1,043,095
Allergan Inc.                                            15,213     1,037,679
Wrigley (William Jr.) Co.                                18,359     1,037,284
Masco Corp.                                              55,000     1,024,100
American Electric Power Co. Inc.                         44,808     1,023,863
Halliburton Co.                                          49,364     1,023,316
Golden West Financial Corp.                              14,196     1,021,118
Paychex Inc.                                             37,148     1,020,456
Nextel Communications Inc. Class A/1/                    76,035     1,018,109
Gap Inc. (The)                                           69,811     1,011,561
Newmont Mining Corp.                                     38,617     1,009,835
Becton, Dickinson & Co.                                  29,305     1,009,264
SouthTrust Corp.                                         39,409     1,006,112
FirstEnergy Corp.                                        31,433       990,139
Tribune Co.                                              21,984       989,500
Hartford Financial Services Group Inc.                   27,997       988,014
Lexmark International Inc./1/                            14,701       984,232
Eastman Kodak Co.                                        33,007       977,007
St. Jude Medical Inc./1/                                 20,030       976,462
Staples Inc./1/                                          53,004       971,563
Electronic Data Systems Corp.                            54,261       954,994
Safeway Inc./1/                                          49,980       946,121
Biomet Inc.                                              30,466       933,783
MedImmune Inc./1/                                        28,435       933,521
Consolidated Edison Inc.                                 24,097       927,012
Hancock (John) Financial Services Inc.                   33,309       925,324
Public Service Enterprise Group Inc.                     25,220       925,322
Tenet Healthcare Corp./1/                                55,387       924,963
Kraft Foods Inc.                                         31,835       897,747
Xilinx Inc./1/                                           38,147       893,021
Schwab (Charles) Corp. (The)                            123,661       892,832
Block (H & R) Inc.                                       20,837       889,532
MetLife Inc.                                             33,673       888,294
Principal Financial Group Inc.                           32,591       884,520
Genentech Inc./1/                                        25,122       879,521
Pitney Bowes Inc.                                        27,296       871,288
PPG Industries Inc.                                      19,145       863,057
Kellogg Co.                                              27,937       856,269
Newell Rubbermaid Inc.                                   30,196       856,057
Marathon Oil Corp.                                       35,281       845,686
Regions Financial Corp.                                  25,951       840,812
Adobe Systems Inc.                                       27,139       836,695
Danaher Corp.                                            12,673       833,376
Clorox Co.                                               17,960       829,213
Gilead Sciences Inc./1/                                  19,539       820,443
Yum! Brands Inc./1/                                      33,694       819,775
Aetna Inc.                                               16,600       818,380
Norfolk Southern Corp.                                   44,036       817,308
Veritas Software Corp./1/                                46,414       815,958
AmSouth Bancorp                                          40,970       814,484
Genzyme Corp. - General Division/1/                      22,305       813,017
Chubb Corp.                                              18,294       810,790
St. Paul Companies Inc.                                  25,406       807,911
Electronic Arts Inc./1/                                  13,706       803,720
Intuit Inc./1/                                           21,560       802,032
EchoStar Communications Corp./1/                         27,380       790,734
International Game Technology Inc./1/                     9,624       788,206
Devon Energy Corp.                                       16,323       787,095
Best Buy Co. Inc./1/                                     29,101       784,854
Sears, Roebuck and Co.                                   32,020       773,283
KLA-Tencor Corp./1/                                      21,452       771,028
Unocal Corp.                                             29,209       768,489
McKesson Corp.                                           30,779       767,320
Comerica Inc.                                            20,240       766,691
Corning Inc./1/                                         130,162       760,146
Albertson's Inc.                                         39,989       753,793
Equity Residential                                       31,242       751,995
Cox Communications Inc. Class A/1/                       23,472       730,214
Johnson Controls Inc.                                    10,067       729,253
Charter One Financial Inc.                               26,351       728,869
Fortune Brands Inc.                                      16,996       728,619
Ecolab Inc.                                              14,576       719,034
Xerox Corp./1/                                           81,874       712,304
Ameren Corp.                                             18,226       711,725

12                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
Computer Associates
  International Inc.                                     51,644    $  705,457
Capital One Financial Corp.                              23,469       704,305
DTE Energy Co.                                           18,207       703,701
M&T Bank Corp.                                            8,936       702,191
Bear Stearns Companies Inc. (The)                        10,703       702,117
Archer-Daniels-Midland Co.                               64,594       697,615
Marriott International Inc. Class A                      21,884       696,130
Agilent Technologies Inc./1/                             52,469       689,967
CSX Corp.                                                24,099       687,303
Fiserv Inc./1/                                           21,673       682,266
Moody's Corp.                                            14,742       681,523
SunGard Data Systems Inc./1/                             31,995       681,493
Northern Trust Corp.                                     22,275       678,274
USA Interactive/1/                                       25,191       674,867
Countrywide Financial Corp.                              11,732       674,590
CIGNA Corp.                                              14,684       671,352
Cinergy Corp.                                            19,908       669,904
Apollo Group Inc. Class A/1/                             13,411       669,209
Hershey Foods Corp.                                      10,659       667,893
New York Times Co. Class A                               15,261       658,512
Computer Sciences Corp./1/                               20,153       655,980
AmerisourceBergen Corp.                                  12,484       655,410
PPL Corp.                                                18,403       655,331
Jefferson-Pilot Corp.                                    16,973       653,121
Lucent Technologies Inc./1/                             442,999       651,209
Avery Dennison Corp.                                     11,077       649,888
May Department Stores Co. (The)                          32,662       649,647
MBIA Inc.                                                16,760       647,606
Marshall & Ilsley Corp.                                  25,290       646,412
TXU Corp.                                                36,029       643,118
Symantec Corp./1/                                        16,299       638,595
AON Corp.                                                30,811       637,171
Franklin Resources Inc.                                  19,259       633,814
PACCAR Inc.                                              12,331       619,879
Limited Brands Inc.                                      48,141       619,575
Mylan Laboratories Inc.                                  21,526       618,873
BJ Services Co./1/                                       17,741       610,113
Union Planters Corp.                                     23,086       606,931
Genuine Parts Co.                                        19,836       605,196
Federated Department Stores Inc./1/                      21,574       604,503
Loews Corp.                                              15,147       603,456
Synovus Financial Corp.                                  33,380       597,168
Penney (J.C.) Co. Inc. (Holding Co.)                     30,351       596,094
PG&E Corp./1/                                            44,317       596,064
Altera Corp./1/                                          43,445       588,245
Xcel Energy Inc.                                         45,196       578,961
KeySpan Corp.                                            17,811       574,405
Apple Computer Inc./1/                                   40,408       571,369
First Tennessee National Corp.                           14,351       569,878
Simon Property Group Inc.                                15,876       568,837
Lincoln National Corp.                                   20,002       560,056
Amazon.com Inc./1/                                       21,506       559,801
Family Dollar Stores Inc.                                18,120       559,546
Dover Corp.                                              23,087       559,167
National Commerce Financial Corp.                        23,512       557,234
Eaton Corp.                                               7,950       556,102
Knight Ridder Inc.                                        9,440       552,240
North Fork Bancorp Inc.                                  18,628       548,595
ITT Industries Inc.                                      10,259       547,933
Cincinnati Financial Corp.                               15,581       546,426
Concord EFS Inc./1/                                      57,871       543,987
SAFECO Corp.                                             15,489       541,650
Starwood Hotels & Resorts Worldwide Inc.                 22,688       539,748
Campbell Soup Co.                                        25,620       538,020
Qwest Communications International Inc./1/              153,444       535,520
Quest Diagnostics Inc./1/                                 8,942       533,748
Rohm & Haas Co.                                          17,810       530,382
Popular Inc.                                             15,535       528,035
UST Inc.                                                 19,088       526,829
Health Management Associates Inc. Class A                27,566       523,754
EOG Resources Inc.                                       13,161       520,649
Constellation Energy Group Inc.                          18,662       517,497
Parker Hannifin Corp.                                    13,341       516,830
Sempra Energy                                            20,677       516,098
MeadWestvaco Corp.                                       22,626       515,420
Edison International/1/                                  37,132       508,337
Micron Technology Inc./1/                                61,969       504,428
Biogen Inc./1/                                           16,808       503,568

Schedules of Investments                                                      13
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
NiSource Inc.                                            27,618    $  502,648
Caremark Rx Inc./1/                                      27,476       498,689
AutoZone Inc./1/                                          7,248       498,010
Coca-Cola Enterprises Inc.                               26,491       495,117
Torchmark Corp.                                          13,727       491,427
Huntington Bancshares Inc.                               26,370       490,218
Affiliated Computer Services Inc. Class A/1/             10,944       484,381
Monsanto Co.                                             29,450       482,980
Ambac Financial Group Inc.                                9,496       479,738
Laboratory Corp. of America Holdings/1/                  16,142       478,610
PeopleSoft Inc./1/                                       31,232       477,850
Valero Energy Corp.                                      11,471       474,670
American Standard Companies Inc./1/                       6,852       471,212
Novellus Systems Inc./1/                                 17,057       465,144
Kinder Morgan Inc.                                       10,304       463,680
ProLogis                                                 18,297       463,280
Harrah's Entertainment Inc./1/                           12,895       460,351
Kerr-McGee Corp.                                         11,332       460,193
Compass Bancshares Inc.                                  14,553       455,072
Plum Creek Timber Co. Inc.                               20,835       449,828
Microchip Technology Inc.                                22,509       447,929
Zions Bancorporation                                     10,457       447,350
CenturyTel Inc.                                          16,161       446,044
IMS Health Inc.                                          28,430       443,792
RadioShack Corp.                                         19,831       442,033
Cintas Corp.                                             13,418       441,452
Hilton Hotels Corp.                                      37,836       439,276
IDEC Pharmaceuticals Corp./1/                            12,730       438,154
Archstone-Smith Trust                                    19,908       437,180
Delphi Corp.                                             63,845       436,061
Dean Foods Co./1/                                        10,159       435,923
GreenPoint Financial Corp.                                9,723       435,688
ENSCO International Inc.                                 17,000       433,670
Univision Communications Inc. Class A/1/                 17,393       426,302
Nike Inc. Class B                                         8,244       423,906
Varian Medical Systems Inc./1/                            7,739       417,364
BMC Software Inc./1/                                     27,552       415,760
Office Depot Inc./1/                                     35,084       415,044
BEA Systems Inc./1/                                      40,648       414,203
Fox Entertainment Group Inc. Class A/1/                  15,440       411,785
Sovereign Bancorp Inc.                                   29,693       411,248
Duke Realty Corp.                                        15,230       410,905
Leggett & Platt Inc.                                     22,325       408,101
Smith International Inc./1/                              11,472       404,159
MGIC Investment Corp.                                    10,272       403,381
Interpublic Group of Companies Inc.                      43,243       402,160
Express Scripts Inc./1/                                   7,207       401,286
El Paso Corp.                                            66,070       399,723
Ocean Energy Inc.                                        19,917       398,340
Chiron Corp./1/                                          10,534       395,025
Banknorth Group Inc.                                     18,103       394,826
Georgia-Pacific Corp.                                    28,354       394,121
JDS Uniphase Corp./1/                                   137,914       393,055
Sherwin-Williams Co. (The)                               14,744       389,684
Dollar General Corp.                                     31,741       387,558
Coach Inc./1/                                            10,102       387,210
Expeditors International Washington Inc.                 10,606       381,286
Sealed Air Corp./1/                                       9,499       381,195
Rockwell Automation Inc.                                 18,386       380,590
McCormick & Co. Inc.                                     15,756       380,350
Applera Corp. - Applied Biosystems Group                 23,993       379,809
Grainger (W.W.) Inc.                                      8,850       379,665
Rockwell Collins Inc.                                    20,662       379,561
Network Appliance Inc./1/                                33,843       378,703
Bard (C.R.) Inc.                                          6,004       378,612
Centex Corp.                                              6,961       378,400
General Growth Properties Inc.                            7,008       378,082
Liz Claiborne Inc.                                       12,200       377,224
SCANA Corp.                                              12,549       375,466
Fidelity National Financial Inc.                         10,955       374,113
QLogic Corp./1/                                          10,067       373,888
Lincare Holdings Inc./1/                                 12,138       372,515
Jones Apparel Group Inc./1/                              13,546       371,567
Kimco Realty Corp.                                       10,479       368,022
Textron Inc.                                             13,365       367,003
DST Systems Inc./1/                                      13,489       366,901

14                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                 Shares         Value
-----------------------------------------------------------------------------
Sigma-Aldrich Corp.                                       8,238    $  366,509
Pactiv Corp./1/                                          18,023       365,867
Murphy Oil Corp.                                          8,270       365,286
VF Corp.                                                  9,668       363,807
Old Republic International Corp.                         13,540       362,195
Synopsys Inc./1/                                          8,501       361,803
New York Community Bancorp Inc.                          12,100       360,580
Estee Lauder Companies Inc. Class A                      11,830       359,159
Wendy's International Inc.                               13,043       358,813
Legg Mason Inc.                                           7,334       357,459
Ball Corp.                                                6,416       357,371
Whirlpool Corp.                                           7,280       356,938
Amerada Hess Corp.                                        8,056       356,559
Pepsi Bottling Group Inc.                                19,808       355,157
Darden Restaurants Inc.                                  19,823       353,841
Siebel Systems Inc./1/                                   43,923       351,823
Republic Services Inc./1/                                17,602       349,224
Sprint Corp. (PCS Group)/1/                              80,025       348,909
National Semiconductor Corp./1/                          20,431       348,144
TCF Financial Corp.                                       8,635       345,745
ServiceMaster Co. (The)                                  34,482       344,820
Thermo Electron Corp./1/                                 19,032       344,479
Public Storage Inc.                                      11,233       340,360
Unisys Corp./1/                                          36,718       340,009
Radian Group Inc.                                        10,130       338,139
Brinker International Inc./1/                            11,057       337,238
Apartment Investment & Management Co. Class A             9,239       337,039
Nucor Corp.                                               8,803       336,011
King Pharmaceuticals Inc./1/                             28,006       334,112
Whole Foods Market Inc./1/                                5,970       332,171
Equifax Inc.                                             16,569       331,214
Watson Pharmaceuticals Inc./1/                           11,506       331,028
Wisconsin Energy Corp.                                   13,009       330,429
XTO Energy Inc.                                          17,373       330,087
Pioneer Natural Resources Co./1/                         13,116       329,212
Lennar Corp.                                              6,089       326,066
ChoicePoint Inc./1/                                       9,611       325,813
Dun & Bradstreet Corp./1/                                 8,486       324,589
Vulcan Materials Co.                                     10,712       323,824
T. Rowe Price Group Inc.                                 11,934       323,638
Ross Stores Inc.                                          8,924       322,603
Molex Inc.                                               14,981       321,792
First Virginia Banks Inc.                                 8,195       321,490
R.J. Reynolds Tobacco Holdings Inc.                       9,900       319,374
Tiffany & Co.                                            12,696       317,400
Health Net Inc./1/                                       11,848       317,171
Citizens Communications Co./1/                           31,744       316,805
Black & Decker Corp.                                      9,072       316,250
Engelhard Corp.                                          14,745       315,838
Pinnacle West Capital Corp.                               9,382       311,858
L-3 Communications Holdings Inc./1/                       7,753       311,438
Fluor Corp.                                               9,231       310,900
Hibernia Corp. Class A                                   18,321       310,724
Janus Capital Group Inc.                                 27,111       308,794
Jabil Circuit Inc./1/                                    17,566       307,405
Waters Corp./1/                                          14,512       307,074
Phelps Dodge Corp./1/                                     9,446       306,806
SPX Corp./1/                                              8,892       303,751
Pepco Holdings Inc.                                      17,444       303,526
Brown-Forman Corp. Class B                                3,944       303,294
Juniper Networks Inc./1/                                 36,963       301,988
Cadence Design Systems Inc./1/                           30,039       300,390
Oxford Health Plans Inc./1/                               9,877       299,866
Hillenbrand Industries Inc.                               5,854       298,437
Cablevision Systems Corp./1/                             15,579       295,845
Washington Post Company (The) Class B                       434       295,710
Vornado Realty Trust                                      8,203       293,667
Rouse Co. (The)                                           8,461       292,328
Abercrombie & Fitch Co. Class A/1/                        9,731       292,222
Energy East Corp.                                        16,388       291,706
Deluxe Corp.                                              7,246       290,782
WebMD Corp./1/                                           32,228       290,697
Boston Properties Inc.                                    7,613       288,533
Pulte Homes Inc.                                          5,665       284,100
First Health Group Corp./1/                              11,149       283,631
Agere Systems Inc. Class B/1/                           186,763       280,144
Sunoco Inc.                                               7,650       279,760
Solectron Corp./1/                                       92,635       279,758
Associated Bancorp                                        8,630       279,008
Diebold Inc.                                              8,190       277,969

Schedules of Investments                                                      15
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                  Shares           Value
--------------------------------------------------------------------------------
Mohawk Industries Inc./1/                                  5,787      $  277,429
DENTSPLY International Inc.                                7,912         275,259
Tellabs Inc./1/                                           47,103         272,726
Broadcom Corp. Class A/1/                                 22,077         272,651
Mercantile Bankshares Corp.                                8,013         271,961
Equitable Resources Inc.                                   7,241         271,610
Barr Laboratories Inc./1/                                  4,761         271,377
UNUMProvident Corp.                                       27,622         270,696
CDW Computer Centers Inc./1/                               6,630         270,504
Westwood One Inc./1/                                       8,610         268,976
Fair Isaac and Co. Inc.                                    5,287         268,685
AutoNation Inc./1/                                        21,057         268,477
Valley National Bancorp                                   10,889         268,196
Energizer Holdings Inc./1/                                10,484         267,237
Liberty Property Trust                                     8,525         266,832
American Power Conversion Corp./1/                        18,684         266,060
AMB Property Corp.                                         9,399         265,522
Iron Mountain Inc./1/                                      6,935         265,264
Smurfit-Stone Container Corp./1/                          19,833         264,949
PMI Group Inc. (The)                                      10,263         262,220
Patterson-UTI Energy Inc./1/                               8,099         262,084
Convergys Corp./1/                                        19,832         261,782
Patterson Dental Co./1/                                    5,695         261,571
Questar Corp.                                              8,821         260,837
Sabre Holdings Corp./1/                                   16,391         260,781
Pall Corp.                                                13,038         260,760
Lear Corp./1/                                              7,355         259,999
Commerce Bancorp Inc.                                      6,537         259,780
Mercury Interactive Corp./1/                               8,729         259,077
Dollar Tree Stores Inc./1/                                12,984         258,382
Pogo Producing Co.                                         6,493         258,227
Cooper Cameron Corp./1/                                    5,215         258,195
Manpower Inc.                                              8,629         257,835
Omnicare Inc.                                              9,434         256,699
Eastman Chemical Co.                                       8,829         255,953
International Flavors & Fragrances Inc.                    8,229         255,840
Commerce Bancshares Inc.                                   6,963         254,498
Millennium Pharmaceuticals Inc./1/                        32,175         252,895
Citrix Systems Inc./1/                                    19,192         252,567
Williams Companies Inc.                                   55,019         251,987
CH Robinson Worldwide Inc.                                 7,702         251,855
Scripps (E.W.) Co. Class A                                 3,312         250,851
AvalonBay Communities Inc.                                 6,777         250,071
D.R. Horton Inc.                                          13,004         249,677
Career Education Corp./1/                                  5,099         249,443
Scientific-Atlanta Inc.                                   17,978         247,018
Storage Technology Corp./1/                               12,177         246,219
Allied Capital Corp.                                      12,317         246,094
Lamar Advertising Co./1/                                   8,374         245,777
NSTAR                                                      6,110         244,522
Teradyne Inc./1/                                          20,843         242,613
Telephone & Data Systems Inc.                              5,916         242,024
Gallagher (Arthur J.) & Co.                                9,842         241,621
Advanced Micro Devices Inc./1/                            39,060         241,391
Network Associates Inc./1/                                17,455         241,054
Sanmina-SCI Corp./1/                                      59,476         240,283
Outback Steakhouse Inc.                                    6,786         240,089
Bemis Co.                                                  5,708         240,078
AdvancePCS/1/                                              8,468         239,983
Edwards (A.G.) Inc.                                        9,237         239,238
Comverse Technology Inc./1/                               21,122         238,890
Federated Investors Inc. Class B                           9,264         235,769
Robert Half International Inc./1/                         17,582         234,016
Ceridian Corp./1/                                         16,709         233,592
Valspar Corp. (The)                                        5,703         233,424
SUPERVALU Inc.                                            15,036         233,058
Ashland Inc.                                               7,847         232,820
Sonoco Products Co.                                       10,997         230,167
Bank of Hawaii Corp.                                       7,424         228,659
Universal Health Services Inc. Class B/1/                  5,600         228,312
Doral Financial Corp.                                      6,453         228,114
UnionBanCal Corp.                                          5,782         227,926
MDU Resources Group Inc.                                   8,133         227,073
Symbol Technologies Inc.                                  26,335         226,744
Puget Energy Inc.                                         10,636         226,653
Autoliv Inc.                                              11,280         225,262
Hasbro Inc.                                               16,211         225,171
Jacobs Engineering Group Inc./1/                           5,359         225,132
Bowater Inc.                                               6,054         224,906
Beckman Coulter Inc.                                       6,608         224,870

16                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------
Smithfield Foods Inc./1/                                   12,665    $   224,424
MGM Grand Inc./1/                                           7,657        223,967
Noble Energy Inc.                                           6,517        223,468
SEI Investment Co.                                          8,528        223,434
VeriSign Inc./1/                                           25,546        223,272
Fulton Financial Corp.                                     11,841        222,729
Park Place Entertainment Corp./1/                          31,234        222,386
Celgene Corp./1/                                            8,511        221,967
Triad Hospitals Inc./1/                                     8,207        220,768
Hospitality Properties Trust                                7,197        219,868
Protective Life Corp.                                       7,694        219,664
Williams-Sonoma Inc./1/                                    10,042        218,916
Donnelley (R.R.) & Sons Co.                                11,915        218,283
Rent-A-Center Inc./1/                                       3,983        217,910
Gentex Corp./1/                                             8,565        217,894
Viad Corp.                                                 10,073        215,965
Health Care Property Investors Inc.                         6,475        215,941
Mid Atlantic Medical Services Inc./1/                       5,304        215,077
Manor Care Inc./1/                                         11,183        215,049
CenterPoint Energy Inc.                                    30,496        214,997
Intersil Corp. Class A/1/                                  13,802        214,759
Astoria Financial Corp.                                     9,228        214,366
New Plan Excel Realty Trust                                10,885        213,237
IVAX Corp./1/                                              17,385        212,966
Markel Corp./1/                                               952        212,962
CIENA Corp./1/                                             48,381        211,425
Dial Corp. (The)                                           10,891        211,285
Rowan Companies Inc.                                       10,715        210,657
Steris Corp./1/                                             8,019        209,777
GTECH Holdings Corp./1/                                     6,423        209,775
National-Oilwell Inc./1/                                    9,360        209,570
NVR Inc./1/                                                   634        208,586
Cephalon Inc./1/                                            5,221        208,527
Northeast Utilities                                        14,942        207,993
TECO Energy Inc.                                           19,510        207,391
BISYS Group Inc. (The)/1/                                  12,640        206,285
KB Home                                                     4,524        205,616
Wilmington Trust Corp.                                      7,357        204,525
Henry Schein Inc./1/                                        4,501        202,995
Weingarten Realty Investors                                 5,155        201,612
3Com Corp./1/                                              40,718        200,740
Providian Financial Corp./1/                               30,400        199,424
Belo (A.H.) Corp.                                           9,838        199,318
Tyson Foods Inc. Class A                                   25,689        199,090
First American Corp.                                        8,155        198,982
Level 3 Communications Inc./1/                             38,509        198,706
Berkley (W.R.) Corp.                                        4,630        198,395
Catellus Development Corp./1/                               9,437        198,177
Developers Diversified Realty Corp.                         8,206        198,175
Autodesk Inc.                                              12,982        198,105
Pentair Inc.                                                5,591        197,642
City National Corp.                                         4,494        197,466
Temple-Inland Inc.                                          5,276        197,322
Lyondell Chemical Co.                                      14,142        197,281
Alberto-Culver Co. Class B                                  4,000        197,120
Newfield Exploration Co./1/                                 5,816        197,104
Alliant Techsystems Inc./1/                                 3,647        196,974
Harris Corp.                                                7,002        194,446
HON Industries Inc.                                         6,805        193,942
Brunswick Corp.                                            10,168        193,192
United Dominion Realty Trust Inc.                          12,064        192,783
Dow Jones & Co. Inc.                                        5,405        191,553
PETsMART Inc./1/                                           15,140        190,764
ADC Telecommunications Inc./1/                             91,959        189,436
Reynolds & Reynolds Co. (The) Class A                       7,446        188,384
Edwards Lifesciences Corp./1/                               6,869        188,211
Reebok International Ltd./1/                                5,727        188,132
LSI Logic Corp./1/                                         41,591        187,991
Stanley Works (The)                                         7,804        187,218
Toys R Us Inc./1/                                          22,301        186,659
Michaels Stores Inc./1/                                     7,445        186,199
Constellation Brands Inc./1/                                8,194        186,004
Great Plains Energy Inc.                                    7,768        185,422
NVIDIA Corp./1/                                            14,371        184,667
Fastenal Co.                                                6,548        184,588
Bausch & Lomb Inc.                                          5,610        184,513
HCC Insurance Holdings Inc.                                 7,202        184,083
Humana Inc./1/                                             19,115        183,504
Host Marriott Corp./1/                                     26,455        183,069
Invitrogen Corp./1/                                         5,975        183,014
Cheesecake Factory (The)/1/                                 5,661        182,680

Schedules of Investments                                                      17
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------
Vishay Intertechnology Inc./1/                             17,904     $  182,263
Webster Financial Corp.                                     5,188        182,203
Eaton Vance Corp.                                           6,788        181,443
Certegy Inc./1/                                             7,196        181,339
Hormel Foods Corp.                                          8,555        181,109
DPL Inc.                                                   14,521        180,932
National Fuel Gas Co.                                       8,229        179,968
ALLETE Inc.                                                 8,666        179,906
Emulex Corp./1/                                             9,368        179,397
AES Corp. (The)/1/                                         49,519        179,259
Investors Financial Services Corp.                          7,334        178,583
Hubbell Inc. Class B                                        5,679        177,753
FirstMerit Corp.                                            9,631        177,596
Millipore Corp./1/                                          5,424        177,365
Applebee's International Inc.                               6,325        177,353
Nordstrom Inc.                                             10,894        176,483
Cullen/Frost Bankers Inc.                                   5,801        176,234
Neuberger Berman Inc.                                       6,235        176,014
Renal Care Group Inc./1/                                    5,622        175,294
Zebra Technologies Corp. Class A/1/                         2,719        175,104
Lubrizol Corp.                                              5,822        174,718
Hudson City Bancorp Inc.                                    8,631        174,691
Meredith Corp.                                              4,574        174,635
Foot Locker Inc.                                           16,252        173,896
Entercom Communications Corp./1/                            3,950        173,444
Medicis Pharmaceutical Corp. Class A/1/                     3,117        173,274
NCR Corp./1/                                                9,446        173,240
Tidewater Inc.                                              5,999        172,291
Goodrich (B.F.) Co.                                        12,248        172,207
Cabot Corp.                                                 7,205        171,911
Pride International Inc./1/                                12,741        171,876
Brown & Brown Inc.                                          5,473        171,360
StanCorp Financial Group Inc.                               3,323        171,301
BancorpSouth Inc.                                           9,297        171,065
Navistar International Corp./1/                             6,949        171,015
Fisher Scientific International Inc./1/                     6,101        170,584
Maytag Corp.                                                8,928        169,900
Harman International Industries Inc.                        2,897        169,677
Pier 1 Imports Inc.                                        10,694        169,607
Washington Federal Inc.                                     8,039        169,301
Arrow Electronics Inc./1/                                  11,510        169,197
Cytyc Corp./1/                                             12,949        168,984
Apogent Technologies Inc./1/                               11,520        167,962
CarMax Inc./1/                                             11,511        167,715
Vectren Corp.                                               7,750        166,703
Tektronix Inc./1/                                           9,710        166,527
Lam Research Corp./1/                                      14,617        166,473
iStar Financial Inc.                                        5,700        166,269
Hawaiian Electric Industries Inc.                           4,071        165,934
Sky Financial Group Inc.                                    8,426        165,739
Alliant Energy Corp.                                       10,295        165,441
Snap-On Inc.                                                6,599        163,391
Annaly Mortgage Management Inc.                             9,295        162,384
Varco International Inc./1/                                 8,857        162,172
Chico's FAS Inc./1/                                         8,090        161,800
Quintiles Transnational Corp./1/                           13,292        161,631
OGE Energy Corp.                                            8,964        161,083
Donaldson Co. Inc.                                          4,379        160,184
Transatlantic Holdings Inc.                                 2,431        159,352
Krispy Kreme Doughnuts Inc./1/                              4,691        158,837
CNF Inc.                                                    5,175        157,579
CheckFree Corp./1/                                          6,980        156,910
Old National Bancorp                                        7,317        156,584
Lee Enterprises Inc.                                        4,937        155,614
Hudson United Bancorp                                       5,031        154,955
Coors (Adolf) Company Class B                               3,176        154,036
Martin Marietta Materials Inc.                              5,578        154,009
CBRL Group Inc.                                             5,590        153,445
BRE Properties Inc. Class A                                 5,193        152,934
Independence Community Bank Corp.                           5,768        152,564
Colonial BancGroup Inc. (The)                              13,544        152,370
Valassis Communications Inc./1/                             5,767        152,249
Mack-Cali Realty Corp.                                      4,886        151,319
CarrAmerica Realty Corp.                                    5,968        151,289
Ruby Tuesday Inc.                                           7,412        151,205
Whitney Holding Corp.                                       4,430        151,152
Performance Food Group Co./1/                               4,924        150,970
Acxiom Corp./1/                                             8,958        150,763
CenterPoint Properties Corp.                                2,596        150,049
Westamerica Bancorp                                         3,794        149,825

18                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------
Big Lots Inc./1/                                           13,304      $ 149,670
Affymetrix Inc./1/                                          5,743        149,318
Graco Inc.                                                  5,313        149,295
Arden Realty Inc.                                           6,569        148,985
Roslyn Bancorp Inc.                                         8,282        148,910
Helmerich & Payne Inc.                                      5,724        146,649
Leucadia National Corp.                                     4,081        145,855
Freeport-McMoRan Copper & Gold Inc./1/                      8,476        144,516
Pharmaceutical Product Development Inc./1/                  5,371        144,217
SICOR Inc./1/                                               8,632        144,154
International Rectifier Corp./1/                            7,325        144,083
BorgWarner Inc.                                             3,007        143,855
Philadelphia Suburban Corp.                                 6,546        143,685
Waddell & Reed Financial Inc. Class A                       8,163        143,424
Dreyer's Grand Ice Cream Inc.                               2,063        143,007
Advanced Fibre Communications Inc./1/                       9,403        142,361
Herman Miller Inc.                                          8,842        142,356
Peoples Energy Corp.                                        3,969        141,971
First Midwest Bancorp Inc.                                  5,490        141,697
Brocade Communications Systems Inc./1/                     28,870        140,886
Hispanic Broadcasting Corp./1/                              6,807        140,633
Teleflex Inc.                                               3,929        140,265
FNB Corp. - Florida Shares                                  4,883        139,849
Rayonier Inc.                                               3,159        139,186
UTStarcom Inc./1/                                           6,943        138,791
Coventry Health Care Inc./1/                                4,212        138,575
Tech Data Corp./1/                                          5,768        138,086
Sybase Inc./1/                                             10,650        137,918
Precision Castparts Corp.                                   5,768        137,451
Borders Group Inc./1/                                       9,350        137,445
E*TRADE Group Inc./1/                                      32,544        137,010
Harsco Corp.                                                4,478        136,534
Avnet Inc./1/                                              13,005        136,292
RPM International Inc.                                     12,972        136,206
Nicor Inc.                                                  4,958        135,453
Calpine Corp./1/                                           40,754        134,488
Crescent Real Estate Equities Co.                           9,339        134,295
Harte-Hanks Inc.                                            7,028        134,235
AGCO Corp./1/                                               8,276        133,244
Fairchild Semiconductor International Inc. Class A/1/      12,718        133,030
Ryder System Inc.                                           6,404        131,346
Camden Property Trust                                       4,047        131,123
Compuware Corp./1/                                         38,577        130,776
AptarGroup Inc.                                             4,036        130,565
Weight Watchers International Inc./1/                       2,830        130,322
Polaris Industries Inc.                                     2,620        130,266
International Speedway Corp. Class A                        3,243        129,915
DaVita Inc./1/                                              6,203        128,588
Ryland Group Inc.                                           2,965        128,058
IndyMac Bancorp Inc.                                        6,571        127,806
Park National Corp.                                         1,369        127,728
Charles River Laboratories International Inc./1/            4,975        126,962
Mandalay Resort Group/1/                                    4,604        126,886
Delta Air Lines Inc.                                       14,142        125,864
First Industrial Realty Trust Inc.                          4,417        125,089
Global Payments Inc.                                        4,079        124,491
Edwards (J.D.) & Co./1/                                    11,289        124,405
Boise Cascade Corp.                                         5,686        124,239
Grant Prideco Inc./1/                                      10,297        124,182
FMC Technologies Inc./1/                                    6,465        124,128
Allied Waste Industries Inc./1/                            15,421        123,214
Unitrin Inc.                                                5,307        122,963
Circuit City Stores Inc.                                   23,594        122,689
Highwoods Properties Inc.                                   5,992        122,476
Lancaster Colony Corp.                                      3,191        122,372
Church & Dwight Co. Inc.                                    4,015        121,895
DeVry Inc./1/                                               6,526        121,840
BearingPoint Inc./1/                                       19,099        121,661
Wiley (John) & Sons Inc. Class A                            5,343        121,179
O'Reilly Automotive Inc./1/                                 4,469        121,110
Timken Co. (The)                                            7,745        120,977
Accredo Health Inc./1/                                      4,944        120,332
Dana Corp.                                                 16,995        119,985
Mettler Toledo International Inc./1/                        4,026        119,935

Schedules of Investments                                                      19
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------
Diamond Offshore Drilling Inc.                              6,149     $  119,352
Zale Corp./1/                                               3,636        119,043
Human Genome Sciences Inc./1/                              13,846        118,383
Neiman-Marcus Group Inc. Class A/1/                         4,076        118,163
Packaging Corporation of America/1/                         6,545        117,875
Citizens Banking Corp.                                      4,965        117,373
IMC Global Inc.                                            12,199        117,354
Trustmark Corp.                                             4,925        117,018
Alleghany Corp./1/                                            712        116,583
PerkinElmer Inc.                                           13,103        116,486
Clayton Homes Inc.                                         10,551        116,483
99 Cents Only Stores/1/                                     4,565        116,407
Community Health Systems Inc./1/                            5,659        115,953
National Instruments Corp./1/                               3,270        115,333
IKON Office Solutions Inc.                                 16,179        114,871
Scotts Co. (The) Class A/1/                                 2,212        114,582
Integrated Circuit Systems Inc./1/                          5,253        113,990
Reliant Resources Inc./1/                                  31,997        113,909
PMC-Sierra Inc./1/                                         19,127        113,806
Owens-Illinois Inc./1/                                     12,569        113,624
Raymond James Financial Inc.                                4,371        113,078
Alliance Data Systems Corp./1/                              6,634        112,778
Reckson Associates Realty Corp.                             5,982        112,462
McClatchy Co. (The) Class A                                 2,097        112,378
United States Steel Corp.                                  11,425        112,308
PepsiAmericas Inc.                                          9,507        111,802
Expedia Inc./1/                                             2,164        111,792
Swift Transportation Co. Inc./1/                            6,987        111,792
LifePoint Hospitals Inc./1/                                 4,432        111,288
Readers Digest Association Inc. (The)                      10,875        111,034
AmerUs Group Co.                                            4,506        110,577
Semtech Corp./1/                                            7,261        110,004
Education Management Corp./1/                               2,759        109,725
Furniture Brands International Inc./1/                      5,589        109,321
Mercury General Corp.                                       2,872        108,992
Pixar Inc./1/                                               2,012        108,809
Applied Micro Circuits Corp./1/                            33,366        108,773
MONY Group Inc. (The)                                       5,190        108,471
ICOS Corp./1/                                               5,769        107,938
Radio One Inc. Class D/1/                                   8,144        107,827
Ethan Allen Interiors Inc.                                  3,654        107,537
Saks Inc./1/                                               13,860        106,583
RF Micro Devices Inc./1/                                   17,669        106,526
ArvinMeritor Inc.                                           7,611        106,478
Lafarge North America Inc.                                  3,647        105,945
Erie Indemnity Co. Class A                                  2,877        104,435
Cousins Properties Inc.                                     4,032        104,227
Cerner Corp./1/                                             3,169        102,612
Ingram Micro Inc. Class A/1/                                9,277        102,325
Affiliated Managers Group Inc./1/                           2,461        102,304
Crane Co.                                                   5,811        101,228
IDACORP Inc.                                                4,437        101,164
Provident Financial Group Inc.                              4,752        100,885
Winn-Dixie Stores Inc.                                      7,622        100,763
TMP Worldwide Inc./1/                                       9,365        100,486
Rite Aid Corp./1/                                          44,778        100,303
Dillards Inc. Class A                                       7,761        100,272
Cummins Inc.                                                4,043         99,458
Barnes & Noble Inc./1/                                      5,185         98,463
American Greetings Corp. Class A/1/                         7,421         97,215
Toll Brothers Inc./1/                                       4,979         96,095
Integrated Device Technology Inc./1/                       12,099         96,066
Cypress Semiconductor Corp./1/                             13,892         95,855
LaBranche & Co. Inc.                                        5,211         95,778
Callaway Golf Co.                                           8,014         95,206
American National Insurance Co.                             1,215         94,685
Downey Financial Corp.                                      2,385         93,993
York International Corp.                                    4,417         92,757
BJ's Wholesale Club Inc./1/                                 8,182         92,457
Polycom Inc./1/                                            11,371         91,878
La-Z-Boy Inc.                                               5,306         91,688
Vertex Pharmaceuticals Inc./1/                              8,203         91,217
Gemstar-TV Guide International Inc./1/                     24,836         91,123
Diagnostic Products Corp.                                   2,429         90,723
Scholastic Corp./1/                                         3,358         90,330
Goodyear Tire & Rubber Co. (The)                           17,377         89,839
St. Joe Company (The)                                       3,293         89,570
Getty Images Inc./1/                                        3,261         89,547
Visteon Corp.                                              15,067         89,498
Allegheny Energy Inc.                                      14,327         88,971
Cimarex Energy Co./1/                                       4,572         88,925
Timberland Co. Class A/1/                                   2,124         88,804

20                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------
Cymer Inc./1/                                                3,751       $88,711
Regency Centers Corp.                                        2,679        88,273
American Eagle Outfitters Inc./1/                            6,076        88,217
Activision Inc./1/                                           6,090        88,000
Silicon Valley Bancshares/1/                                 4,819        87,658
Cooper Tire & Rubber Co.                                     7,184        87,645
Amphenol Corp. Class A/1/                                    2,114        86,145
Trizec Properties Inc.                                      10,125        86,063
Allmerica Financial Corp./1/                                 6,105        85,653
BlackRock Inc./1/                                            1,967        85,643
Forest City Enterprises Inc. Class A                         2,446        85,072
IDT Corp./1/                                                 5,664        84,847
Avaya Inc./1/                                               41,534        84,729
Macromedia Inc./1/                                           6,991        84,451
Pittston Brink's Group                                       6,060        83,992
ICN Pharmaceuticals Inc.                                     9,371        83,496
Andrx Group/1/                                               6,994        82,599
Polo Ralph Lauren Corp./1/                                   3,600        82,440
Tootsie Roll Industries Inc.                                 2,889        82,418
Cox Radio Inc. Class A/1/                                    3,983        82,289
Extended Stay America Inc./1/                                8,145        82,264
Hercules Inc./1/                                             9,404        81,815
Henry (Jack) & Associates Inc.                               7,708        81,628
ARAMARK Corp. Class B/1/                                     3,542        81,112
Dynegy Inc. Class A                                         30,996        80,900
Phoenix Companies Inc.                                      11,075        80,183
Perot Systems Corp. Class A/1/                               7,700        79,002
Investment Technology Group Inc./1/                          5,648        78,903
Catalina Marketing Corp./1/                                  4,092        78,689
CEC Entertainment Inc./1/                                    2,876        78,256
KEMET Corp./1/                                               9,791        76,370
Albemarle Corp.                                              3,102        75,534
Atmel Corp./1/                                              47,150        75,440
Forest Oil Corp./1/                                          3,356        74,839
Mirant Corp./1/                                             46,363        74,181
Talbots Inc. (The)                                           2,881        74,157
Capitol Federal Financial                                    2,441        73,181
Advance Auto Parts Inc./1/                                   1,577        72,936
People's Bank                                                2,850        71,962
Flowserve Corp./1/                                           6,104        71,112
American Financial Group Inc.                                3,570        70,864
Greater Bay Bancorp                                          4,948        70,756
Adaptec Inc./1/                                             11,696        70,527
GATX Corp.                                                   4,863        70,416
Media General Inc. Class A                                   1,421        69,970
Total System Services Inc.                                   4,450        69,687
Premcor Inc./1/                                              2,709        69,594
University of Phoenix Online/1/                              1,631        69,562
Peabody Energy Corp.                                         2,476        69,056
Emmis Communications Corp./1/                                4,081        68,887
Nationwide Financial Services Inc.                           2,814        68,577
Micrel Inc./1/                                               7,407        68,293
CMS Energy Corp.                                            15,397        67,901
CNA Financial Corp./1/                                       2,922        65,453
Hotels.com Class A/1/                                        1,086        62,635
SkyWest Inc.                                                 6,066        62,540
Blockbuster Inc.                                             3,647        62,364
Titan Corp. (The)/1/                                         8,191        61,023
American Axle & Manufacturing Holdings
  Inc./1/                                                    2,899        60,995
Andrew Corp./1/                                             10,943        60,186
Copart Inc./1/                                               7,613        58,468
Six Flags Inc./1/                                           10,140        56,784
AmeriCredit Corp./1/                                        17,126        56,516
Columbia Sportswear Co./1/                                   1,485        55,197
Interactive Data Corp./1/                                    3,928        55,031
AVX Corp.                                                    6,105        54,945
United Rentals Inc./1/                                       5,709        54,921
Nuveen Investments Inc. Class A                              2,426        54,221
Reinsurance Group of America Inc.                            2,034        53,454
Loews Corporation - Carolina Group                           2,857        52,854
Metro-Goldwyn-Mayer Inc./1/                                  4,969        52,174
BOK Financial Corp./1/                                       1,560        50,965
CSG Systems International Inc./1/                            5,830        50,546
Amkor Technology Inc./1/                                     9,657        49,927
MSC Industrial Direct Co. Inc.
  Class A/1/                                                 3,113        49,777
Gateway Inc./1/                                             20,773        49,024
Cumulus Media Inc. Class A/1/                                3,235        47,102
Wesco Financial Corp.                                          158        47,084
PanAmSat Corp./1/                                            3,272        46,201
21st Century Insurance Group                                 3,655        45,321

Schedules of Investments                                                     21
iSHARES RUSSELL 1000 INDEX FUND
March 31, 2003

Security                                                Shares         Value
-------------------------------------------------------------------------------
Advanced Medical Optics Inc./1/                         3,320     $      44,654
Advent Software Inc./1/                                 3,652            44,441
Conexant Systems Inc./1/                               29,663            44,198
RealNetworks Inc./1/                                   10,228            42,242
United States Cellular Corp./1/                         1,784            42,120
Student Loan Corp.                                        431            42,066
Hearst-Argyle Television Inc./1/                        2,019            41,773
Sonic Automotive Inc./1/                                2,804            41,219
Aquila Inc.                                            19,811            41,207
Shaw Group Inc. (The)/1/                                4,083            41,034
CONSOL Energy Inc.                                      2,432            40,201
Northwest Airlines Corp./1/                             5,786            39,923
Lin TV Corp. Class A/1/                                 1,924            39,461
AMR Corp./1/                                           17,898            37,586
Regal Entertainment Group Class A                       2,087            37,462
Continental Airlines Inc. Class B/1/                    7,305            37,402
West Corp./1/                                           2,050            36,265
AK Steel Holding Corp./1/                              10,996            35,737
Steelcase Inc. Class A                                  3,634            34,705
MKS Instruments Inc./1/                                 2,495            31,187
PETCO Animal Supplies Inc./1/                           1,581            29,802
OM Group Inc.                                           3,198            27,982
Texas Genco Holdings Inc.                               1,548            26,920
Entravision Communications Corp./1/                     4,901            26,465
Allegheny Technologies Inc.                             8,888            25,775
Orthodontic Centers of America Inc./1/                  4,914            25,602
i2 Technologies Inc./1/                                32,220            25,454
JetBlue Airways Corp./1/                                  909            25,188
GameStop Corp./1/                                       2,092            25,104
UnitedGlobalCom Inc. Class A/1/                         7,344            22,399
Instinet Group Inc.                                     5,637            19,786
AMN Healthcare Services Inc./1/                         1,506            16,536
Ribapharm Inc./1/                                       2,588            13,406
Charter Communications Inc. Class A/1/                 13,013            10,801
National Processing Inc./1/                               741            10,315
TOTAL COMMON STOCKS
  (Cost: $1,096,197,474)                                            918,123,746

SHORT TERM INSTRUMENTS - 0.12%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                931,749           931,749
BlackRock Temp Cash Money Market Fund                 163,769           163,769
Goldman Sachs Financial Square Prime
  Obligation Fund                                         892               892

TOTAL SHORT TERM INSTRUMENTS
  (Cost: $1,096,410)                                                  1,096,410
TOTAL INVESTMENTS IN
  SECURITIES - 100.01%
  (Cost $1,097,293,884)                                             919,220,156
Other Assets, Less Liabilities - (0.01%)                                (80,372)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 919,139,784
                                                                  =============

/1/  Non-income earning securities.

See Notes to Financial Statements.


22                                   2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                              Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.92%
General Electric Co.                                  2,173,006      $55,411,653
Microsoft Corp.                                       1,956,647       47,370,424
Pfizer Inc.                                           1,364,125       42,506,135
Johnson & Johnson                                       657,783       38,065,902
Wal-Mart Stores Inc.                                    595,078       30,961,908
Intel Corp.                                           1,460,530       23,777,428
Cisco Systems Inc./1/                                 1,598,280       20,745,674
Merck & Co. Inc.                                        286,502       15,694,580
PepsiCo Inc.                                            386,232       15,449,280
Coca-Cola Co. (The)                                     377,226       15,270,108
Procter & Gamble Co.                                    168,351       14,991,657
Amgen Inc./1/                                           258,093       14,853,252
Fannie Mae                                              217,531       14,215,651
International Business Machines Corp.                   173,143       13,579,605
Dell Computer Corp./1/                                  493,883       13,487,945
Abbott Laboratories                                     340,914       12,821,776
Home Depot Inc.                                         513,366       12,505,596
Pharmacia Corp.                                         282,480       12,231,384
Medtronic Inc.                                          265,210       11,966,275
Wyeth                                                   289,724       10,957,362
American International Group Inc.                       220,004       10,879,198
Lilly (Eli) and Co.                                     188,999       10,801,293
Oracle Corp./1/                                         899,668        9,760,498
Altria Group Inc.                                       286,041        8,569,788
3M Co.                                                   61,494        7,996,064
Freddie Mac                                             140,978        7,485,932
Citigroup Inc.                                          208,629        7,187,269
Lowe's Companies Inc.                                   169,689        6,926,705
Walgreen Co.                                            223,566        6,590,726
Texas Instruments Inc.                                  378,886        6,202,364
First Data Corp.                                        167,041        6,182,187
QUALCOMM Inc.                                           168,139        6,063,092
Anheuser-Busch Companies Inc.                           127,715        5,952,796
Target Corp.                                            198,087        5,796,026
Colgate-Palmolive Co.                                   105,658        5,752,022
Cardinal Health Inc.                                    100,406        5,720,130
Fifth Third Bancorp                                     111,419        5,586,549
UnitedHealth Group Inc.                                  59,402        5,445,381
American Express Co.                                    160,805        5,343,550
Viacom Inc. Class B/1/                                  136,568        4,987,463
United Parcel Service Inc. Class B                       85,163        4,854,291
Marsh & McLennan Companies Inc.                         113,061        4,819,790
AOL Time Warner Inc./1/                                 441,680        4,796,645
Applied Materials Inc./1/                               358,228        4,506,508
HCA Inc.                                                107,691        4,454,100
Gillette Co. (The)                                      136,212        4,214,399
Automatic Data Processing Inc.                          135,320        4,166,503
Forest Laboratories Inc./1/                              70,017        3,778,817
Sysco Corp.                                             144,919        3,686,739
Kohls Corp./1/                                           63,572        3,596,904
SLM Corp.                                                32,171        3,568,407
MBNA Corp.                                              231,954        3,490,908
Bristol-Myers Squibb Co.                                157,006        3,317,537
Boston Scientific Corp./1/                               69,092        2,816,190
Boeing Co. (The)                                        111,369        2,790,907
eBay Inc./1/                                             32,655        2,785,145
Motorola Inc.                                           326,453        2,696,502
Harley-Davidson Inc.                                     66,133        2,626,141
Kimberly-Clark Corp.                                     57,130        2,597,130
General Mills Inc.                                       56,988        2,595,803
Maxim Integrated Products Inc.                           70,560        2,548,627
Baxter International Inc.                               131,151        2,444,655
WellPoint Health Networks Inc./1/                        31,747        2,436,582
Guidant Corp./1/                                         66,837        2,419,499
Schering-Plough Corp.                                   128,129        2,284,540
Omnicom Group Inc.                                       40,866        2,213,711
Bed Bath & Beyond Inc./1/                                63,766        2,202,478
United Technologies Corp.                                38,117        2,202,400
Analog Devices Inc./1/                                   79,744        2,192,960
Starbucks Corp./1/                                       84,334        2,172,444
Linear Technology Corp.                                  69,331        2,140,248
TJX Companies Inc.                                      117,800        2,073,280
Baker Hughes Inc.                                        69,129        2,069,031
Zimmer Holdings Inc./1/                                  42,410        2,062,398
Yahoo! Inc./1/                                           85,287        2,048,594
Stryker Corp.                                            29,426        2,020,095
Allergan Inc.                                            29,332        2,000,736
McGraw-Hill Companies Inc. (The)                         35,972        1,999,683
EMC Corp./1/                                            271,998        1,966,546
Paychex Inc.                                             71,540        1,965,204

Schedules of Investments                                                 23
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                                 Shares         Value
--------------------------------------------------------------------------------
Mattel Inc.                                                87,274     $1,963,665
Nextel Communications Inc. Class A/1/                     146,424      1,960,617
Gap Inc. (The)                                            134,427      1,947,847
Clear Channel Communications Inc./1/                       56,891      1,929,743
Lexmark International Inc./1/                              28,345      1,897,698
St. Jude Medical Inc./1/                                   38,520      1,877,850
Staples Inc./1/                                           101,992      1,869,513
Biomet Inc.                                                58,507      1,793,240
MedImmune Inc./1/                                          54,611      1,792,879
Tenet Healthcare Corp./1/                                 106,776      1,783,159
Kroger Co./1/                                             133,279      1,752,619
AFLAC Inc.                                                 54,643      1,751,308
Newmont Mining Corp.                                       66,961      1,751,030
Schwab (Charles) Corp. (The)                              238,739      1,723,696
Xilinx Inc./1/                                             73,281      1,715,508
Block (H & R) Inc.                                         40,091      1,711,485
Anthem Inc./1/                                             25,153      1,666,386
AT&T Wireless Services Inc./1/                            244,382      1,612,921
Danaher Corp.                                              24,395      1,604,215
Adobe Systems Inc.                                         51,967      1,602,143
Sara Lee Corp.                                             85,664      1,601,917
Gilead Sciences Inc./1/                                    37,610      1,579,244
Electronic Data Systems Corp.                              88,175      1,551,880
Intuit Inc./1/                                             41,605      1,547,706
Electronic Arts Inc./1/                                    26,360      1,545,750
Genentech Inc./1/                                          43,631      1,527,521
EchoStar Communications Corp./1/                           52,786      1,524,460
State Street Corp.                                         48,082      1,520,834
International Game Technology Inc./1/                      18,521      1,516,870
Costco Wholesale Corp./1/                                  50,381      1,512,941
Best Buy Co. Inc./1/                                       56,027      1,511,048
Wells Fargo & Company                                      33,258      1,496,277
KLA-Tencor Corp./1/                                        41,296      1,484,261
Progressive Corp. (The)                                    24,885      1,475,929
Ecolab Inc.                                                28,152      1,388,738
Wrigley (William Jr.) Co.                                  24,083      1,360,690
Capital One Financial Corp.                                45,214      1,356,872
Veritas Software Corp./1/                                  76,568      1,346,065
Illinois Tool Works Inc.                                   23,092      1,342,800
Genzyme Corp. - General Division/1/                        36,667      1,336,512
Moody's Corp.                                              28,460      1,315,706
Fiserv Inc./1/                                             41,757      1,314,510
SunGard Data Systems Inc./1/                               61,574      1,311,526
Apollo Group Inc. Class A/1/                               25,937      1,294,256
Yum! Brands Inc./1/                                        51,726      1,258,494
McKesson Corp.                                             50,333      1,254,802
Symantec Corp./1/                                          31,482      1,233,465
General Motors Corp. Class H/1/                           109,108      1,222,010
Southwest Airlines Co.                                     84,210      1,209,256
BJ Services Co./1/                                         34,189      1,175,760
Synovus Financial Corp.                                    64,545      1,154,710
Altera Corp./1/                                            83,919      1,136,263
Anadarko Petroleum Corp.                                   24,898      1,132,859
Bank of New York Co. Inc. (The)                            55,142      1,130,411
Sun Microsystems Inc./1/                                  343,550      1,119,973
Mylan Laboratories Inc.                                    38,511      1,107,191
Heinz (H.J.) Co.                                           37,098      1,083,262
Amazon.com Inc./1/                                         41,573      1,082,145
Family Dollar Stores Inc.                                  34,956      1,079,441
USA Interactive/1/                                         39,420      1,056,062
Concord EFS Inc./1/                                       111,449      1,047,621
Quest Diagnostics Inc./1/                                  17,256      1,030,011
Pitney Bowes Inc.                                          31,765      1,013,939
Health Management Associates Inc. Class A                  52,647      1,000,293
Mellon Financial Corp.                                     46,710        993,055
Halliburton Co.                                            47,527        985,235
AmerisourceBergen Corp.                                    18,593        976,133
Biogen Inc./1/                                             32,441        971,932
Caremark Rx Inc./1/                                        52,938        960,825
AutoZone Inc./1/                                           13,897        954,863
Affiliated Computer Services Inc. Class
 A/1/                                                      21,218        939,109
Laboratory Corp. of America Holdings/1/                    31,076        921,403
PeopleSoft Inc./1/                                         60,075        919,148
Avery Dennison Corp.                                       15,422        904,809
Masco Corp.                                                48,520        903,442
Coca-Cola Enterprises Inc.                                 47,730        892,074
New York Times Co. Class A                                 20,282        875,168
Microchip Technology Inc.                                  43,637        868,376
IMS Health Inc.                                            54,976        858,175

24                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                                  Shares         Value
--------------------------------------------------------------------------------
Kellogg Co.                                                27,887       $854,737
Cintas Corp.                                               25,908        852,373
RadioShack Corp.                                           38,039        847,889
Lockheed Martin Corp.                                      17,812        846,961
IDEC Pharmaceuticals Corp./1/                              24,504        843,403
Harrah's Entertainment Inc./1/                             23,585        841,984
Comcast Corp. Class A/1/                                   28,603        817,760
Univision Communications Inc.
  Class A/1/                                               33,256        815,105
Novellus Systems Inc./1/                                   29,451        803,129
BEA Systems Inc./1/                                        78,655        801,494
Varian Medical Systems Inc./1/                             14,824        799,458
Clorox Co.                                                 17,079        788,537
Smith International Inc./1/                                22,093        778,336
Interpublic Group of Companies Inc.                        82,995        771,853
American Standard Companies Inc./1/                        11,179        768,780
Express Scripts Inc./1/                                    13,771        766,769
Chiron Corp./1/                                            20,326        762,225
Dollar General Corp.                                       61,485        750,732
Coach Inc./1/                                              19,374        742,605
Expeditors International
  Washington Inc.                                          20,516        737,550
Safeway Inc./1/                                            38,871        735,828
Network Appliance Inc./1/                                  64,719        724,206
Lincare Holdings Inc./1/                                   23,456        719,865
QLogic Corp./1/                                            19,252        715,019
Marriott International Inc. Class A                        22,418        713,117
DST Systems Inc./1/                                        26,108        710,138
Synopsys Inc./1/                                           16,396        697,814
Applera Corp. - Applied
  Biosystems Group                                         43,622        690,536
Pepsi Bottling Group Inc.                                  38,293        686,593
Siebel Systems Inc./1/                                     85,071        681,419
ENSCO International Inc.                                   26,624        679,178
Sprint Corp. (PCS Group)/1/                               155,083        676,162
Darden Restaurants Inc.                                    37,723        673,356
Sealed Air Corp./1/                                        16,682        669,449
King Pharmaceuticals Inc./1/                               54,108        645,508
Whole Foods Market Inc./1/                                 11,498        639,749
Northern Trust Corp.                                       20,984        638,963
Corning Inc./1/                                           109,150        637,436
Hershey Foods Corp.                                        10,101        632,929
Agilent Technologies Inc./1/                               48,065        632,055
ChoicePoint Inc./1/                                        18,486        626,675
Ross Stores Inc.                                           17,256        623,804
Tiffany & Co.                                              24,348        608,700
L-3 Communications Holdings Inc./1/                        15,055        604,759
Brinker International Inc./1/                              19,732        601,826
Nike Inc. Class B                                          11,691        601,151
Waters Corp./1/                                            27,751        587,211
Oxford Health Plans Inc./1/                                19,235        583,975
Brown-Forman Corp. Class B                                  7,580        582,902
Black & Decker Corp.                                       16,718        582,789
Equifax Inc.                                               29,149        582,689
Cadence Design Systems Inc./1/                             57,808        578,080
Deluxe Corp.                                               14,102        565,913
National Semiconductor Corp./1/                            32,937        561,246
Abercrombie & Fitch Co. Class A/1/                         18,672        560,720
Kinder Morgan Inc.                                         12,130        545,850
Murphy Oil Corp.                                           12,342        545,146
Ocean Energy Inc.                                          27,211        544,220
First Health Group Corp./1/                                21,310        542,126
Jabil Circuit Inc./1/                                      30,951        541,642
Mohawk Industries Inc./1/                                  11,218        537,791
Alcoa Inc.                                                 27,370        530,431
DENTSPLY International Inc.                                15,212        529,225
CDW Computer Centers Inc./1/                               12,886        525,749
Molex Inc.                                                 24,374        523,554
Westwood One Inc./1/                                       16,690        521,396
Barr Laboratories Inc./1/                                   9,121        519,897
Waste Management Inc.                                      24,507        519,058
Qwest Communications
  International Inc./1/                                   148,046        516,681
General Dynamics Corp.                                      9,373        516,171
Fair Isaac and Co. Inc.                                    10,126        514,603
Estee Lauder Companies Inc. Class A                        16,773        509,228
UST Inc.                                                   18,402        507,895
Juniper Networks Inc./1/                                   61,950        506,131
Commerce Bancorp Inc.                                      12,667        503,387
Sabre Holdings Corp./1/                                    31,607        502,867
Dun & Bradstreet Corp./1/                                  13,063        499,660
Convergys Corp./1/                                         37,796        498,907

Schedules of Investments                                                   25
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Mercury Interactive Corp./1/                 16,802  $    498,683
Patterson Dental Co./1/                      10,800       496,044
Dollar Tree Stores Inc./1/                   24,800       493,520
Micron Technology Inc./1/                    60,575       493,081
CH Robinson Worldwide Inc.                   14,706       480,886
Career Education Corp./1/                     9,792       479,025
Patterson-UTI Energy Inc./1/                 14,648       474,009
Network Associates Inc./1/                   33,733       465,853
Cooper Cameron Corp./1/                       9,379       464,354
Gallagher (Arthur J.) & Co.                  18,802       461,589
Limited Brands Inc.                          35,703       459,498
AdvancePCS/1/                                16,139       457,379
Starwood Hotels & Resorts Worldwide Inc.     19,198       456,720
Kraft Foods Inc.                             16,186       456,445
Federated Investors Inc. Class B             17,881       455,071
Robert Half International Inc./1/            33,589       447,070
Burlington Resources Inc.                     9,322       444,753
BMC Software Inc./1/                         29,356       442,982
Universal Health Services Inc.
  Class B/1/                                 10,715       436,851
SEI Investment Co.                           16,626       435,601
Scripps (E.W.) Co. Class A                    5,732       434,142
Beckman Coulter Inc.                         12,715       432,691
Citrix Systems Inc./1/                       32,630       429,411
Celgene Corp./1/                             16,447       428,938
Williams-Sonoma Inc./1/                      19,465       424,337
Gentex Corp./1/                              16,416       417,623
Wendy's International Inc.                   15,125       416,089
Mid Atlantic Medical Services Inc./1/        10,236       415,070
IVAX Corp./1/                                33,463       409,922
Cephalon Inc./1/                             10,113       403,913
TCF Financial Corp.                          10,045       402,202
Legg Mason Inc.                               8,099       394,745
Rent-A-Center Inc./1/                         7,199       393,857
BISYS Group Inc. (The)/1/                    24,013       391,892
Level 3 Communications Inc./1/               75,330       388,703
McCormick & Co. Inc.                         15,958       385,226
NVR Inc./1/                                   1,170       384,930
Alliant Techsystems Inc./1/                   7,075       382,121
Allied Capital Corp.                         18,956       378,741
JDS Uniphase Corp./1/                       131,727       375,422
Steris Corp./1/                              14,332       374,925
PETsMART Inc./1/                             29,023       365,690
Teradyne Inc./1/                             31,394       365,426
Reynolds & Reynolds Co. (The) Class A        14,279       361,259
Fastenal Co.                                 12,799       360,804
Michaels Stores Inc./1/                      14,414       360,494
NVIDIA Corp./1/                              27,984       359,594
Cheesecake Factory (The)/1/                  11,061       356,938
Ceridian Corp./1/                            25,313       353,876
Fox Entertainment Group Inc. Class A/1/      13,146       350,604
Millipore Corp./1/                           10,597       346,522
Certegy Inc./1/                              13,694       345,089
Investors Financial Services Corp.           14,108       343,530
Eaton Vance Corp.                            12,775       341,476
Applebee's International Inc.                12,156       340,854
Amerada Hess Corp.                            7,685       340,138
Viad Corp.                                   15,850       339,824
Honeywell International Inc.                 15,737       336,142
Iron Mountain Inc./1/                         8,784       335,988
Fisher Scientific International Inc./1/      11,933       333,647
Brown & Brown Inc.                           10,577       331,166
Manpower Inc.                                11,051       330,204
Harman International Industries Inc.          5,633       329,925
Cytyc Corp./1/                               25,222       329,147
Doral Financial Corp.                         9,293       328,508
Lamar Advertising Co./1/                     11,023       323,525
Maytag Corp.                                 16,884       321,303
Neuberger Berman Inc.                        11,295       318,858
Lam Research Corp./1/                        27,905       317,810
Jacobs Engineering Group Inc./1/              7,531       316,377
Chico's FAS Inc./1/                          15,784       315,680
Krispy Kreme Doughnuts Inc./1/                9,074       307,246
Entercom Communications Corp./1/              6,924       304,033
Zebra Technologies Corp. Class A/1/           4,691       302,100
Agere Systems Inc. Class B/1/               195,978       293,967
Graco Inc.                                   10,313       289,795
Catellus Development Corp./1/                13,795       289,695
Ruby Tuesday Inc.                            14,189       289,456

26                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Citizens Communications Co./1/               28,628  $    285,707
Affymetrix Inc./1/                           10,962       285,012
WebMD Corp./1/                               31,393       283,165
Dreyer's Grand Ice Cream Inc.                 4,052       280,885
Waddell & Reed Financial Inc. Class A        15,910       279,539
Becton, Dickinson & Co.                       8,054       277,380
Millennium Pharmaceuticals Inc./1/           35,045       275,454
Freeport-McMoRan Copper & Gold Inc./1/       16,141       275,204
Pharmaceutical Product
  Development Inc./1/                        10,208       274,095
Omnicare Inc.                                10,064       273,841
Brocade Communications Systems Inc./1/       55,974       273,153
UTStarcom Inc./1/                            13,658       273,023
Emulex Corp./1/                              14,245       272,792
Solectron Corp./1/                           90,026       271,879
Broadcom Corp. Class A/1/                    21,986       271,527
Herman Miller Inc.                           16,696       268,806
North Fork Bancorp Inc.                       9,077       267,318
GTECH Holdings Corp./1/                       8,126       265,395
Henry Schein Inc./1/                          5,811       262,076
Intersil Corp. Class A/1/                    16,835       261,953
Medicis Pharmaceutical Corp. Class A/1/       4,624       257,048
Weight Watchers International Inc./1/         5,532       254,749
Renal Care Group Inc./1/                      8,142       253,868
DaVita Inc./1/                               12,171       252,305
Polaris Industries Inc.                       5,062       251,683
National-Oilwell Inc./1/                     11,216       251,126
Sanmina-SCI Corp./1/                         61,608       248,896
Fairchild Semiconductor International
  Inc. Class A/1/                            23,791       248,854
Edwards Lifesciences Corp./1/                 9,052       248,025
SICOR Inc./1/                                14,789       246,976
Charles River Laboratories International
  Inc./1/                                     9,656       246,421
Dow Jones & Co. Inc.                          6,947       246,202
Leggett & Platt Inc.                         13,333       243,727
Noble Energy Inc.                             7,048       241,676
Outback Steakhouse Inc.                       6,825       241,469
Edwards (J.D.) & Co./1/                      21,803       240,269
BearingPoint Inc./1/                         37,599       239,506
International Rectifier Corp./1/             12,136       238,715
Accredo Health Inc./1/                        9,673       235,431
Watson Pharmaceuticals Inc./1/                8,172       235,108
Tellabs Inc./1/                              40,559       234,837
DeVry Inc./1/                                12,564       234,570
Rowan Companies Inc.                         11,850       232,971
Grant Prideco Inc./1/                        19,225       231,853
Comverse Technology Inc./1/                  20,451       231,301
99 Cents Only Stores/1/                       9,052       230,826
Stanley Works (The)                           9,620       230,784
Mettler Toledo International Inc./1/          7,744       230,694
SPX Corp./1/                                  6,741       230,273
Wiley (John) & Sons Inc. Class A             10,148       230,157
Global Payments Inc.                          7,526       229,694
New York Community Bancorp Inc.               7,674       228,685
National Instruments Corp./1/                 6,477       228,444
Newfield Exploration Co./1/                   6,681       226,419
Integrated Circuit Systems Inc./1/           10,276       222,989
Expedia Inc./1/                               4,312       222,758
Triad Hospitals Inc./1/                       8,272       222,517
International Flavors & Fragrances Inc.       7,088       220,366
PMC-Sierra Inc./1/                           36,533       217,371
Performance Food Group Co./1/                 7,066       216,644
CarMax Inc./1/                               14,835       216,146
Symbol Technologies Inc.                     25,064       215,801
Education Management Corp./1/                 5,421       215,593
LifePoint Hospitals Inc./1/                   8,584       215,544
VeriSign Inc./1/                             24,311       212,478
Pixar Inc./1/                                 3,853       208,370
CIENA Corp./1/                               47,677       208,348
RF Micro Devices Inc./1/                     34,318       206,903
Dial Corp. (The)                             10,665       206,901
T. Rowe Price Group Inc.                      7,561       205,047
Donaldson Co. Inc.                            5,600       204,848
Acxiom Corp./1/                              12,139       204,299
O'Reilly Automotive Inc./1/                   7,533       204,144
Semtech Corp./1/                             13,396       202,949

Schedules of Investments                                                      27
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Cerner Corp./1/                               6,063  $    196,320
Harris Corp.                                  7,060       196,056
Varco International Inc./1/                  10,651       195,020
Thermo Electron Corp./1/                     10,753       194,629
Allied Waste Industries Inc./1/              23,917       191,097
Harte-Hanks Inc.                              9,750       186,225
LSI Logic Corp./1/                           39,852       180,131
Hispanic Broadcasting Corp./1/                8,589       177,449
St. Joe Company (The)                         6,514       177,181
BJ's Wholesale Club Inc./1/                  15,660       176,958
Cymer Inc./1/                                 7,468       176,618
Diagnostic Products Corp.                     4,695       175,358
Manor Care Inc./1/                            9,050       174,032
Tidewater Inc.                                6,010       172,607
Timberland Co. Class A/1/                     4,112       171,923
Alliance Data Systems Corp./1/               10,101       171,717
Activision Inc./1/                           11,868       171,493
Apogent Technologies Inc./1/                 11,738       171,140
Amphenol Corp. Class A/1/                     4,170       169,927
Hilton Hotels Corp.                          14,610       169,622
Computer Associates International Inc.       12,087       165,108
Affiliated Managers Group Inc./1/             3,971       165,074
Pride International Inc./1/                  12,154       163,957
Andrx Group/1/                               13,864       163,734
Tootsie Roll Industries Inc.                  5,716       163,063
BlackRock Inc./1/                             3,690       160,663
Community Health Systems Inc./1/              7,781       159,433
Henry (Jack) & Associates Inc.               14,887       157,653
Catalina Marketing Corp./1/                   8,150       156,724
Invitrogen Corp./1/                           5,094       156,029
Big Lots Inc./1/                             13,794       155,182
Quintiles Transnational Corp./1/             12,760       155,162
American Eagle Outfitters Inc./1/            10,597       153,858
CEC Entertainment Inc./1/                     5,616       152,811
Investment Technology Group Inc./1/          10,785       150,666
CheckFree Corp./1/                            6,688       150,346
ARAMARK Corp. Class B/1/                      6,552       150,041
Getty Images Inc./1/                          5,455       149,794
Providian Financial Corp./1/                 22,813       149,653
Constellation Brands Inc./1/                  6,539       148,435
Diamond Offshore Drilling Inc.                7,641       148,312
ADC Telecommunications Inc./1/               71,208       146,688
Ball Corp.                                    2,623       146,101
Perot Systems Corp. Class A/1/               14,172       145,405
Advanced Micro Devices Inc./1/               23,373       144,445
Advanced Fibre Communications Inc./1/         9,519       144,118
Valspar Corp. (The)                           3,473       142,150
Cypress Semiconductor Corp./1/               20,374       140,581
Advance Auto Parts Inc./1/                    3,037       140,461
Church & Dwight Co. Inc.                      4,577       138,958
AES Corp. (The)/1/                           38,366       138,885
Furniture Brands International Inc./1/        7,084       138,563
AGCO Corp./1/                                 8,504       136,914
University of Phoenix Online/1/               3,192       136,139
Polycom Inc./1/                              16,685       134,815
Sigma-Aldrich Corp.                           2,938       130,712
Talbots Inc. (The)                            5,077       130,682
Macromedia Inc./1/                           10,801       130,476
Coventry Health Care Inc./1/                  3,943       129,725
Total System Services Inc.                    8,205       128,490
Micrel Inc./1/                               13,744       126,720
TMP Worldwide Inc./1/                        11,627       124,758
Sybase Inc./1/                                9,585       124,126
Foot Locker Inc.                             11,556       123,649
Flowserve Corp./1/                           10,587       123,339
E*TRADE Group Inc./1/                        28,980       122,006
Computer Sciences Corp./1/                    3,736       121,607
Swift Transportation Co. Inc./1/              7,543       120,688
International Speedway Corp. Class A          3,000       120,180
Health Net Inc./1/                            4,438       118,805
Hotels.com Class A/1/                         2,025       116,792
Human Genome Sciences Inc./1/                13,267       113,433
Radio One Inc. Class D/1/                     8,367       110,779
Copart Inc./1/                               14,400       110,592
Compuware Corp./1/                           32,467       110,063
Ethan Allen Interiors Inc.                    3,686       108,479
Unisys Corp./1/                              11,711       108,444
Applied Micro Circuits Corp./1/              32,965       107,466
Titan Corp. (The)/1/                         14,190       105,716

28                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Pier 1 Imports Inc.                           6,629  $    105,136
Nuveen Investments Inc. Class A               4,631       103,503
Autodesk Inc.                                 6,776       103,402
Pioneer Natural Resources Co./1/              4,045       101,530
Columbia Sportswear Co./1/                    2,650        98,500
Atmel Corp./1/                               61,505        98,408
CSG Systems International Inc./1/            11,279        97,789
Cox Radio Inc. Class A/1/                     4,697        97,040
Provident Financial Group Inc.                4,537        96,321
Integrated Device Technology Inc./1/         12,120        96,233
Fluor Corp.                                   2,849        95,954
Scholastic Corp./1/                           3,467        93,262
ITT Industries Inc.                           1,688        90,156
Hudson United Bancorp                         2,878        88,642
Rouse Co. (The)                               2,553        88,206
Gemstar-TV Guide International Inc./1/       23,946        87,858
PerkinElmer Inc.                              9,642        85,717
AmeriCredit Corp./1/                         25,545        84,298
Newell Rubbermaid Inc.                        2,971        84,228
Storage Technology Corp./1/                   4,136        83,630
Tech Data Corp./1/                            3,468        83,024
Cimarex Energy Co./1/                         4,237        82,410
Advent Software Inc./1/                       6,715        81,715
Rite Aid Corp./1/                            36,276        81,258
D.R. Horton Inc.                              4,223        81,082
SkyWest Inc.                                  7,627        78,634
Vishay Intertechnology Inc./1/                7,627        77,643
Calpine Corp./1/                             23,489        77,514
Forest Oil Corp./1/                           3,412        76,088
CONSOL Energy Inc.                            4,593        75,922
Pogo Producing Co.                            1,889        75,126
Cox Communications Inc. Class A/1/            2,410        74,975
Arrow Electronics Inc./1/                     5,083        74,720
Rockwell Collins Inc.                         4,015        73,756
American Power Conversion Corp./1/            5,071        72,211
Teleflex Inc.                                 2,007        71,650
West Corp./1/                                 4,042        71,503
Advanced Medical Optics Inc./1/               5,154        69,321
Janus Capital Group Inc.                      6,034        68,727
Westamerica Bancorp                           1,739        68,673
Adaptec Inc./1/                              11,349        68,434
RealNetworks Inc./1/                         16,422        67,823
Energizer Holdings Inc./1/                    2,535        64,617
MSC Industrial Direct Co. Inc.
  Class A/1/                                  4,009        64,104
Donnelley (R.R.) & Sons Co.                   3,492        63,973
Zale Corp./1/                                 1,897        62,108
Readers Digest Association Inc. (The)         6,013        61,393
Amkor Technology Inc./1/                     11,829        61,156
Ambac Financial Group Inc.                    1,190        60,119
Jones Apparel Group Inc./1/                   2,153        59,057
PETCO Animal Supplies Inc./1/                 3,081        58,077
Scotts Co. (The) Class A/1/                   1,116        57,809
MKS Instruments Inc./1/                       4,508        56,350
Tektronix Inc./1/                             3,272        56,115
Sonic Automotive Inc./1/                      3,552        52,214
Ingram Micro Inc. Class A/1/                  4,689        51,720
HCC Insurance Holdings Inc.                   1,984        50,711
Barnes & Noble Inc./1/                        2,643        50,191
Orthodontic Centers of America Inc./1/        9,595        49,990
XTO Energy Inc.                               2,617        49,723
Shaw Group Inc. (The)/1/                      4,794        48,180
Metro-Goldwyn-Mayer Inc./1/                   4,579        48,080
Blockbuster Inc.                              2,646        45,247
ICN Pharmaceuticals Inc.                      5,020        44,728
Cumulus Media Inc. Class A/1/                 3,053        44,452
CBRL Group Inc.                               1,618        44,414
Lin TV Corp. Class A/1/                       2,153        44,158
Callaway Golf Co.                             3,681        43,730
PanAmSat Corp./1/                             3,077        43,447
Meredith Corp.                                1,126        42,991
Cabot Corp.                                   1,741        41,540
Conexant Systems Inc./1/                     26,549        39,558
HON Industries Inc.                           1,381        39,358
Lennar Corp.                                    724        38,770
Williams Companies Inc.                       8,093        37,066
FMC Technologies Inc./1/                      1,896        36,403
Extended Stay America Inc./1/                 3,485        35,198
Vulcan Materials Co.                          1,123        33,948
AMN Healthcare Services Inc./1/               3,008        33,028
Regal Entertainment Group Class A             1,757        31,538
Pall Corp.                                    1,542        30,840

Schedules of Investments                                                      29
iSHARES RUSSELL 1000 GROWTH INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
GameStop Corp./1/                             2,524  $     30,288
Circuit City Stores Inc.                      5,460        28,392
Markel Corp./1/                                 126        28,186
MGM Grand Inc./1/                               900        26,325
Borders Group Inc./1/                         1,750        25,725
i2 Technologies Inc./1/                      32,236        25,466
Mandalay Resort Group/1/                        903        24,887
Mirant Corp./1/                              14,843        23,749
Alberto-Culver Co. Class B                      480        23,654
Greater Bay Bancorp                           1,548        22,136
United Rentals Inc./1/                        2,253        21,674
Avaya Inc./1/                                10,595        21,614
Ribapharm Inc./1/                             4,065        21,057
National Processing Inc./1/                   1,470        20,462
LaBranche & Co. Inc.                          1,106        20,328
Silicon Valley Bancshares/1/                    890        16,189
La-Z-Boy Inc.                                   882        15,241
JetBlue Airways Corp./1/                        483        13,384
ArvinMeritor Inc.                               955        13,360
Emmis Communications Corp./1/                   721        12,170
Texas Genco Holdings Inc.                       438         7,617
OM Group Inc.                                   579         5,066
UnitedGlobalCom Inc. Class A/1/                 956         2,916
TOTAL COMMON STOCKS
  (Cost: $1,083,118,800)                              914,578,256
SHORT TERM INSTRUMENTS - 0.06%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      500,361       500,361
BlackRock Temp Cash Money Market Fund        66,418        66,418
Goldman Sachs Financial Square Prime
  Obligation Fund                               362           362
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $567,141)                                        567,141

TOTAL INVESTMENTS IN
  SECURITIES - 99.98%
  (Cost $1,083,685,941)                               915,145,397
Other Assets, Less Liabilities - 0.02%                    205,008
                                                     ------------
NET ASSETS - 100.00%                                 $915,350,405
                                                     ============

/1/  Non-income earning securities.

See notes to financial statements.

30                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.90%
Exxon Mobil Corp.                         1,707,644  $ 59,682,158
Citigroup Inc.                            1,073,594    36,985,313
Bank of America Corp.                       387,637    25,909,657
Verizon Communications Inc.                 685,685    24,238,965
International Business Machines Corp.       231,519    18,158,035
Wells Fargo & Company                       392,476    17,657,495
ChevronTexaco Corp.                         268,810    17,378,566
SBC Communications Inc.                     841,128    16,873,028
American International Group Inc.           325,429    16,092,464
Comcast Corp. Class A/1/                    515,946    14,750,896
Merck & Co. Inc.                            240,193    13,157,773
JP Morgan Chase & Co.                       501,425    11,888,787
Procter & Gamble Co.                        133,238    11,864,844
Wachovia Corp.                              344,692    11,743,656
Morgan Stanley                              277,441    10,639,862
Hewlett-Packard Co.                         681,288    10,594,028
Bank One Corp.                              295,907    10,244,300
BellSouth Corp.                             472,110    10,230,624
Du Pont (E.I.) de Nemours and Co.           250,135     9,720,246
U.S. Bancorp                                481,508     9,139,022
ConocoPhillips                              170,258     9,125,829
Walt Disney Co. (The)                       513,702     8,743,208
Washington Mutual Inc.                      245,390     8,654,905
Viacom Inc. Class B/1/                      235,225     8,590,417
Merrill Lynch & Co. Inc.                    232,092     8,216,057
Bristol-Myers Squibb Co.                    306,933     6,485,494
Liberty Media Corp. Class A/1/              653,647     6,359,985
Dow Chemical Co. (The)                      228,648     6,312,971
FleetBoston Financial Corp.                 263,786     6,299,210
Altria Group Inc.                           209,105     6,264,786
AOL Time Warner Inc./1/                     569,761     6,187,604
Allstate Corp. (The)                        178,744     5,928,938
Southern Co.                                177,215     5,039,995
Emerson Electric Co.                        106,070     4,810,274
General Motors Corp.                        141,302     4,750,573
Gannett Co. Inc.                             67,196     4,732,614
McDonald's Corp.                            320,508     4,634,546
United Technologies Corp.                    75,211     4,345,692
National City Corp.                         153,459     4,273,833
Caterpillar Inc.                             86,656     4,263,475
Dominion Resources Inc.                      76,995     4,263,213
FedEx Corp.                                  75,209     4,141,760
Goldman Sachs Group Inc. (The)               60,810     4,139,945
International Paper Co.                     121,684     4,112,919
Prudential Financial Inc.                   140,610     4,112,843
Exelon Corp.                                 81,159     4,091,225
Honeywell International Inc.                187,932     4,014,228
Schering-Plough Corp.                       221,706     3,953,018
BB&T Corp.                                  120,788     3,796,367
American Express Co.                        111,797     3,715,014
Lehman Brothers Holdings Inc.                61,494     3,551,279
3M Co.                                       27,190     3,535,516
Alcoa Inc.                                  181,791     3,523,110
Alltel Corp.                                 78,379     3,508,244
Lockheed Martin Corp.                        73,726     3,505,671
Union Pacific Corp.                          63,479     3,491,345
Ford Motor Company                          456,935     3,436,151
Anheuser-Busch Companies Inc.                73,554     3,428,352
Avon Products Inc.                           59,613     3,400,922
Gillette Co. (The)                          109,214     3,379,081
Travelers Property Casualty Corp.
  Class B                                   238,934     3,371,359
Northrop Grumman Corp.                       38,790     3,328,182
Cendant Corp./1/                            260,361     3,306,585
SunTrust Banks Inc.                          62,775     3,305,104
Duke Energy Corp.                           224,037     3,257,498
AT&T Corp.                                  192,280     3,114,936
Coca-Cola Co. (The)                          76,223     3,085,507
PNC Financial Services Group                 71,409     3,026,313
Kimberly-Clark Corp.                         64,863     2,948,672
Raytheon Co.                                100,413     2,848,717
Occidental Petroleum Corp.                   94,532     2,832,179
ConAgra Foods Inc.                          135,424     2,719,314
Entergy Corp.                                56,209     2,706,463
Equity Office Properties Trust              105,083     2,674,362
Sprint Corp. (FON Group)                    224,659     2,639,743
Weyerhaeuser Co.                             55,063     2,633,663
FPL Group Inc.                               44,342     2,613,074
Apache Corp.                                 40,304     2,488,391
Waste Management Inc.                       117,319     2,484,816

Schedules of Investments                                                      31
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Bank of New York Co. Inc. (The)             119,882  $  2,457,581
KeyCorp                                     107,413     2,423,237
Burlington Northern Santa Fe Corp.           96,563     2,404,419
Air Products & Chemicals Inc.                57,282     2,373,193
CVS Corp.                                    98,822     2,356,905
Deere & Co.                                  59,967     2,354,304
Progress Energy Inc.                         59,797     2,341,053
Praxair Inc.                                 41,178     2,320,380
Golden West Financial Corp.                  31,650     2,276,584
American Electric Power Co. Inc.             98,798     2,257,534
SouthTrust Corp.                             87,451     2,232,624
Tribune Co.                                  48,980     2,204,590
FirstEnergy Corp.                            69,901     2,201,881
Hartford Financial Services Group Inc.       62,384     2,201,531
Clear Channel Communications Inc./1/         64,409     2,184,753
Eastman Kodak Co.                            73,599     2,178,530
AFLAC Inc.                                   67,564     2,165,426
Hancock (John) Financial Services Inc.       74,301     2,064,082
Consolidated Edison Inc.                     53,604     2,062,146
Public Service Enterprise Group Inc.         56,110     2,058,676
MetLife Inc.                                 74,929     1,976,627
Principal Financial Group Inc.               72,667     1,972,182
Becton, Dickinson & Co.                      55,833     1,922,889
General Dynamics Corp.                       34,857     1,919,575
PPG Industries Inc.                          42,557     1,918,470
Burlington Resources Inc.                    39,934     1,905,251
Regions Financial Corp.                      57,885     1,875,474
Marathon Oil Corp.                           78,126     1,872,680
AT&T Wireless Services Inc./1/              281,244     1,856,210
Sara Lee Corp.                               98,964     1,850,627
Boeing Co. (The)                             72,983     1,828,954
Norfolk Southern Corp.                       97,938     1,817,729
Chubb Corp.                                  40,845     1,810,250
Aetna Inc.                                   36,671     1,807,880
AmSouth Bancorp                              90,861     1,806,317
Newell Rubbermaid Inc.                       63,646     1,804,364
St. Paul Companies Inc.                      56,485     1,796,223
EMC Corp./1/                                246,865     1,784,834
Devon Energy Corp.                           36,252     1,748,071
Sears, Roebuck and Co.                       71,311     1,722,161
Unocal Corp.                                 64,998     1,710,097
Comerica Inc.                                45,116     1,708,994
Illinois Tool Works Inc.                     29,148     1,694,956
Costco Wholesale Corp./1/                    56,359     1,692,461
Albertson's Inc.                             89,072     1,679,007
Equity Residential                           69,001     1,660,854
Motorola Inc.                               195,993     1,618,902
Fortune Brands Inc.                          37,723     1,617,185
Charter One Financial Inc.                   58,406     1,615,510
Johnson Controls Inc.                        22,264     1,612,804
Xerox Corp./1/                              180,944     1,574,213
DTE Energy Co.                               40,667     1,571,780
Ameren Corp.                                 40,074     1,564,890
M&T Bank Corp.                               19,845     1,559,420
Bear Stearns Companies Inc. (The)            23,715     1,555,704
Archer-Daniels-Midland Co.                  143,384     1,548,547
Anadarko Petroleum Corp.                     33,752     1,535,716
Cox Communications Inc. Class A/1/           49,330     1,534,656
CSX Corp.                                    53,341     1,521,285
Countrywide Financial Corp.                  26,031     1,496,782
CIGNA Corp.                                  32,669     1,493,627
Cinergy Corp.                                43,742     1,471,918
Kraft Foods Inc.                             52,040     1,467,528
Jefferson-Pilot Corp.                        37,924     1,459,316
Lucent Technologies Inc./1/                 987,463     1,451,571
PPL Corp.                                    40,706     1,449,541
May Department Stores Co. (The)              72,297     1,437,987
MBIA Inc.                                    37,127     1,434,587
Marshall & Ilsley Corp.                      56,080     1,433,405
TXU Corp.                                    79,841     1,425,162
Lilly (Eli) and Co.                          24,831     1,419,092
AON Corp.                                    68,193     1,410,231
Franklin Resources Inc.                      42,795     1,408,383
Southwest Airlines Co.                       96,995     1,392,848
PACCAR Inc.                                  27,363     1,375,538
Computer Associates International Inc.      100,451     1,372,161

32                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Sun Microsystems Inc./1/                    420,084  $  1,369,474
Federated Department Stores Inc./1/          48,046     1,346,249
Loews Corp.                                  33,679     1,341,771
Union Planters Corp.                         50,934     1,339,055
Genuine Parts Co.                            43,767     1,335,331
Heinz (H.J.) Co.                             45,326     1,323,519
Penney (J.C.) Co. Inc. (Holding Co.)         67,234     1,320,476
PG&E Corp./1/                                97,812     1,315,571
Computer Sciences Corp./1/                   39,985     1,301,512
General Motors Corp. Class H/1/             115,336     1,291,763
Xcel Energy Inc.                             99,568     1,275,466
KeySpan Corp.                                39,502     1,273,939
First Tennessee National Corp.               31,875     1,265,756
Apple Computer Inc./1/                       89,425     1,264,469
Simon Property Group Inc.                    35,268     1,263,652
Safeway Inc./1/                              66,040     1,250,137
Lincoln National Corp.                       44,491     1,245,748
Eaton Corp.                                  17,726     1,239,934
Dover Corp.                                  50,956     1,234,154
National Commerce Financial Corp.            51,848     1,228,798
Masco Corp.                                  65,854     1,226,201
Knight Ridder Inc.                           20,930     1,224,405
Cincinnati Financial Corp.                   34,612     1,213,843
Mellon Financial Corp.                       57,077     1,213,457
General Mills Inc.                           26,492     1,206,711
SAFECO Corp.                                 34,363     1,201,674
Campbell Soup Co.                            56,528     1,187,088
Rohm & Haas Co.                              39,337     1,171,456
Progressive Corp. (The)                      19,715     1,169,297
Popular Inc.                                 34,304     1,165,993
EOG Resources Inc.                           29,161     1,153,609
Parker Hannifin Corp.                        29,597     1,146,588
MeadWestvaco Corp.                           50,220     1,144,012
Constellation Energy Group Inc.              41,229     1,143,280
Sempra Energy                                45,509     1,135,905
Halliburton Co.                              54,699     1,133,910
Edison International/1/                      81,830     1,120,253
NiSource Inc.                                61,244     1,114,641
ITT Industries Inc.                          20,815     1,111,729
Huntington Bancshares Inc.                   58,867     1,094,338
Torchmark Corp.                              30,516     1,092,473
Monsanto Co.                                 65,572     1,075,381
Valero Energy Corp.                          25,361     1,049,438
Kerr-McGee Corp.                             25,170     1,022,154
ProLogis                                     40,340     1,021,409
Compass Bancshares Inc.                      32,054     1,002,329
Plum Creek Timber Co. Inc.                   46,416     1,002,121
Ambac Financial Group Inc.                   19,712       995,850
Zions Bancorporation                         23,047       985,951
CenturyTel Inc.                              35,535       980,766
Archstone-Smith Trust                        44,303       972,894
Dean Foods Co./1/                            22,612       970,281
Delphi Corp.                                140,908       962,402
GreenPoint Financial Corp.                   21,410       959,382
Corning Inc./1/                             163,169       952,907
Clorox Co.                                   20,324       938,359
Office Depot Inc./1/                         77,476       916,541
Kellogg Co.                                  29,834       914,412
Duke Realty Corp.                            33,745       910,440
North Fork Bancorp Inc.                      30,790       906,766
Sovereign Bancorp Inc.                       65,415       905,998
MGIC Investment Corp.                        22,868       898,026
El Paso Corp.                               146,993       889,308
Banknorth Group Inc.                         40,453       882,280
Georgia-Pacific Corp.                        62,834       873,393
Colgate-Palmolive Co.                        15,960       868,862
Sherwin-Williams Co. (The)                   32,612       861,935
Rockwell Automation Inc.                     40,996       848,617
General Growth Properties Inc.               15,643       843,940
Limited Brands Inc.                          65,387       841,531
Grainger (W.W.) Inc.                         19,577       839,853
Centex Corp.                                 15,383       836,220
State Street Corp.                           26,405       835,190
Bard (C.R.) Inc.                             13,209       832,960
Liz Claiborne Inc.                           26,815       829,120
Fidelity National Financial Inc.             24,025       820,454
SCANA Corp.                                  27,360       818,611
Textron Inc.                                 29,680       815,013
Kimco Realty Corp.                           23,007       808,006
Pactiv Corp./1/                              39,710       806,113
Agilent Technologies Inc./1/                 61,219       805,030

Schedules of Investments                                                      33
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Old Republic International Corp.             30,046  $    803,731
VF Corp.                                     21,307       801,782
Whirlpool Corp.                              16,128       790,756
Hilton Hotels Corp.                          66,499       772,053
Republic Services Inc./1/                    38,723       768,264
Northern Trust Corp.                         25,076       763,564
Pitney Bowes Inc.                            23,846       761,164
Rockwell Collins Inc.                        41,434       761,143
Jones Apparel Group Inc./1/                  27,668       758,933
ServiceMaster Co. (The)                      75,877       758,770
Public Storage Inc.                          24,956       756,167
Radian Group Inc.                            22,564       753,186
Hershey Foods Corp.                          12,011       752,609
Nucor Corp.                                  19,627       749,163
Apartment Investment & Management Co.
  Class A                                    20,517       748,460
Wisconsin Energy Corp.                       29,054       737,972
Wrigley (William Jr.) Co.                    12,972       732,918
Marriott International Inc. Class A          22,554       717,443
First Virginia Banks Inc.                    18,094       709,828
R.J. Reynolds Tobacco Holdings Inc.          21,745       701,494
Engelhard Corp.                              32,541       697,028
Pinnacle West Capital Corp.                  20,792       691,126
XTO Energy Inc.                              35,920       682,480
Hibernia Corp. Class A                       40,182       681,487
Vulcan Materials Co.                         22,533       681,173
Phelps Dodge Corp./1/                        20,955       680,618
Pepco Holdings Inc.                          38,628       672,127
Lennar Corp.                                 12,520       670,446
Sigma-Aldrich Corp.                          15,060       670,019
Starwood Hotels & Resorts Worldwide Inc.     27,991       665,906
Hillenbrand Industries Inc.                  13,031       664,320
Washington Post Company (The) Class B           967       658,875
Freddie Mac                                  12,200       647,820
Cablevision Systems Corp./1/                 34,069       646,970
Vornado Realty Trust                         18,040       645,832
Energy East Corp.                            36,246       645,179
Boston Properties Inc.                       16,698       632,854
Ball Corp.                                   11,195       623,561
Unisys Corp./1/                              67,163       621,929
Pulte Homes Inc.                             12,357       619,704
Leggett & Platt Inc.                         33,796       617,791
Associated Bancorp                           19,088       617,115
Diebold Inc.                                 18,137       615,570
Sunoco Inc.                                  16,820       615,107
Kroger Co./1/                                46,290       608,713
Pioneer Natural Resources Co./1/             24,208       607,621
UNUMProvident Corp.                          61,022       598,016
Equitable Resources Inc.                     15,912       596,859
Mercantile Bankshares Corp.                  17,564       596,122
Qwest Communications International
  Inc./1/                                   170,633       595,509
AMB Property Corp.                           21,030       594,097
Janus Capital Group Inc.                     51,997       592,246
Liberty Property Trust                       18,817       588,972
AutoNation Inc./1/                           46,132       588,183
Valley National Bancorp                      23,830       586,933
UST Inc.                                     21,195       584,982
PMI Group Inc. (The)                         22,725       580,624
Lear Corp./1/                                16,408       580,023
Smurfit-Stone Container Corp./1/             43,416       579,994
Fluor Corp.                                  17,023       573,335
Questar Corp.                                19,249       569,193
Health Net Inc./1/                           21,210       567,792
Commerce Bancshares Inc.                     15,479       565,757
Eastman Chemical Co.                         19,402       562,464
AvalonBay Communities Inc.                   15,025       554,422
Micron Technology Inc./1/                    67,496       549,417
Rouse Co. (The)                              15,862       548,032
Thermo Electron Corp./1/                     29,938       541,878
Scientific-Atlanta Inc.                      39,350       540,669
New York Community Bancorp Inc.              18,015       536,847
Pall Corp.                                   26,837       536,740
Telephone & Data Systems Inc.                13,110       536,330
NSTAR                                        13,333       533,587
Bemis Co.                                    12,612       530,461
Edwards (A.G.) Inc.                          20,291       525,537
SUPERVALU Inc.                               33,513       519,452

34                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Ashland Inc.                                 17,453  $    517,831
Energizer Holdings Inc./1/                   19,990       509,545
Fox Entertainment Group Inc. Class A/1/      19,103       509,477
Sonoco Products Co.                          24,285       508,285
American Power Conversion Corp./1/           35,640       507,514
Williams Companies Inc.                     110,565       506,388
UnionBanCal Corp.                            12,758       502,920
MDU Resources Group Inc.                     17,831       497,842
Smithfield Foods Inc./1/                     27,805       492,705
Pogo Producing Co.                           12,382       492,432
Autoliv Inc.                                 24,623       491,721
Protective Life Corp.                        17,222       491,688
Hasbro Inc.                                  35,367       491,248
Bowater Inc.                                 13,165       489,080
Puget Energy Inc.                            22,924       488,510
Fulton Financial Corp.                       25,940       487,931
Bank of Hawaii Corp.                         15,816       487,133
Park Place Entertainment Corp./1/            68,184       485,470
T. Rowe Price Group Inc.                     17,684       479,572
Health Care Property Investors Inc.          14,371       479,273
Hospitality Properties Trust                 15,687       479,238
CenterPoint Energy Inc.                      67,528       476,072
MGM Grand Inc./1/                            16,125       471,656
Astoria Financial Corp.                      20,158       468,270
New Plan Excel Realty Trust                  23,808       466,399
TECO Energy Inc.                             43,490       462,299
KB Home                                      10,169       462,181
D.R. Horton Inc.                             24,048       461,722
Watson Pharmaceuticals Inc./1/               15,968       459,399
Wilmington Trust Corp.                       16,492       458,478
New York Times Co. Class A                   10,527       454,240
Northeast Utilities                          32,579       453,500
Belo (A.H.) Corp.                            22,151       448,779
Weingarten Realty Investors                  11,471       448,631
Temple-Inland Inc.                           11,837       442,704
3Com Corp./1/                                89,668       442,063
City National Corp.                          10,055       441,817
Lyondell Chemical Co.                        31,566       440,346
Berkley (W.R.) Corp.                         10,276       440,327
Anthem Inc./1/                                6,642       440,033
Developers Diversified Realty Corp.          18,218       439,965
Storage Technology Corp./1/                  21,744       439,664
Tyson Foods Inc. Class A                     56,609       438,720
First American Corp.                         17,917       437,175
Pentair Inc.                                 12,355       436,749
Markel Corp./1/                               1,947       435,544
JDS Uniphase Corp./1/                       151,723       432,411
United Dominion Realty Trust Inc.            26,950       430,661
Brunswick Corp.                              22,576       428,944
McGraw-Hill Companies Inc. (The)              7,487       416,202
BMC Software Inc./1/                         27,321       412,274
Bausch & Lomb Inc.                           12,530       412,112
Alberto-Culver Co. Class B                    8,326       410,305
Great Plains Energy Inc.                     17,164       409,705
Toys R Us Inc./1/                            48,890       409,209
Reebok International Ltd./1/                 12,456       409,180
Host Marriott Corp./1/                       59,055       408,661
Donnelley (R.R.) & Sons Co.                  22,239       407,418
Webster Financial Corp.                      11,536       405,144
Avery Dennison Corp.                          6,863       402,652
Kinder Morgan Inc.                            8,905       400,725
SPX Corp./1/                                 11,690       399,330
McCormick & Co. Inc.                         16,536       399,179
Humana Inc./1/                               41,580       399,168
Hormel Foods Corp.                           18,761       397,170
ALLETE Inc.                                  19,118       396,890
DPL Inc.                                     31,799       396,216
FirstMerit Corp.                             21,334       393,399
National Fuel Gas Co.                        17,966       392,916
Amerada Hess Corp.                            8,837       391,126
Cullen/Frost Bankers Inc.                    12,870       390,991
Lubrizol Corp.                               12,986       389,710
Nordstrom Inc.                               23,766       385,009
StanCorp Financial Group Inc.                 7,467       384,924
Hubbell Inc. Class B                         12,274       384,176
Goodrich (B.F.) Co.                          27,318       384,091
Navistar International Corp./1/              15,523       382,021
NCR Corp./1/                                 20,754       380,628
Hudson City Bancorp Inc.                     18,674       377,962

Schedules of Investments                                                      35
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Citizens Communications Co./1/               37,863  $    377,873
HON Industries Inc.                          13,219       376,741
BancorpSouth Inc.                            20,399       375,342
Washington Federal Inc.                      17,576       370,151
Hawaiian Electric Industries Inc.             9,073       369,815
Sky Financial Group Inc.                     18,789       369,580
iStar Financial Inc.                         12,583       367,046
Vectren Corp.                                16,987       365,390
Advanced Micro Devices Inc./1/               59,043       364,886
Alliant Energy Corp.                         22,689       364,612
Annaly Mortgage Management Inc.              20,829       363,883
Yum! Brands Inc./1/                          14,952       363,782
Snap-On Inc.                                 14,596       361,397
Valspar Corp. (The)                           8,618       352,735
OGE Energy Corp.                             19,580       351,853
Lee Enterprises Inc.                         11,097       349,777
Transatlantic Holdings Inc.                   5,311       348,136
Old National Bancorp                         16,127       345,118
CNF Inc.                                     11,306       344,268
Independence Community Bank Corp.            13,010       344,114
Whitney Holding Corp.                        10,006       341,405
Meredith Corp.                                8,927       340,833
HCC Insurance Holdings Inc.                  13,324       340,561
BRE Properties Inc. Class A                  11,550       340,147
Colonial BancGroup Inc. (The)                30,159       339,289
Coors (Adolf) Company Class B                 6,980       338,530
CarrAmerica Realty Corp.                     13,322       337,713
AmerisourceBergen Corp.                       6,422       337,155
Martin Marietta Materials Inc.               12,208       337,063
Legg Mason Inc.                               6,892       335,916
Valassis Communications Inc./1/              12,721       335,834
CenterPoint Properties Corp.                  5,791       334,720
Mack-Cali Realty Corp.                       10,771       333,578
Electronic Data Systems Corp.                18,893       332,517
Arden Realty Inc.                            14,522       329,359
Tellabs Inc./1/                              56,798       328,860
Leucadia National Corp.                       9,072       324,233
WebMD Corp./1/                               35,930       324,089
Cabot Corp.                                  13,573       323,852
Wendy's International Inc.                   11,754       323,353
Roslyn Bancorp Inc.                          17,963       322,975
Marsh & McLennan Companies Inc.               7,545       321,643
Helmerich & Payne Inc.                       12,512       320,557
Peoples Energy Corp.                          8,920       319,068
BorgWarner Inc.                               6,659       318,567
Autodesk Inc.                                20,850       318,171
Vishay Intertechnology Inc./1/               31,015       315,733
Philadelphia Suburban Corp.                  14,364       315,290
FNB Corp. - Florida Shares                   10,987       314,668
First Midwest Bancorp Inc.                   12,175       314,237
Solectron Corp./1/                          103,455       312,434
International Flavors & Fragrances Inc.       9,981       310,309
Precision Castparts Corp.                    13,020       310,267
TCF Financial Corp.                           7,702       308,388
Harsco Corp.                                 10,081       307,370
Rayonier Inc.                                 6,971       307,142
Nicor Inc.                                   11,103       303,334
RPM International Inc.                       28,757       301,949
Avnet Inc./1/                                28,414       297,779
Tektronix Inc./1/                            17,242       295,700
Crescent Real Estate Equities Co.            20,438       293,898
Ryder System Inc.                            14,292       293,129
Camden Property Trust                         9,029       292,540
AptarGroup Inc.                               9,005       291,312
CBRL Group Inc.                              10,505       288,362
Broadcom Corp. Class A/1/                    23,252       287,162
Park National Corp.                           3,049       284,472
Arrow Electronics Inc./1/                    19,181       281,961
IndyMac Bancorp Inc.                         14,406       280,197
First Industrial Realty Trust Inc.            9,889       280,056
Ryland Group Inc.                             6,446       278,403
Boise Cascade Corp.                          12,709       277,692
Agere Systems Inc. Class B/1/               184,519       276,778
Manor Care Inc./1/                           14,376       276,450
Delta Air Lines Inc.                         30,983       275,749
Timken Co. (The)                             17,534       273,881
USA Interactive/1/                           10,172       272,508
Lancaster Colony Corp.                        7,093       272,009
Highwoods Properties Inc.                    13,294       271,729

36                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Unitrin Inc.                                 11,695  $    270,973
Borders Group Inc./1/                        18,362       269,921
Packaging Corporation of America/1/          14,869       267,791
Citizens Banking Corp.                       11,255       266,068
Comverse Technology Inc./1/                  23,428       264,971
Dana Corp.                                   37,328       263,536
McKesson Corp.                               10,539       262,737
Providian Financial Corp./1/                 40,025       262,564
Neiman-Marcus Group Inc. Class A/1/           9,047       262,273
IMC Global Inc.                              27,252       262,164
Trustmark Corp.                              10,934       259,792
Reliant Resources Inc./1/                    72,742       258,962
Veritas Software Corp./1/                    14,695       258,338
IKON Office Solutions Inc.                   36,230       257,233
Outback Steakhouse Inc.                       7,242       256,222
Clayton Homes Inc.                           23,061       254,593
Westamerica Bancorp                           6,446       254,553
Owens-Illinois Inc./1/                       27,991       253,039
Raymond James Financial Inc.                  9,760       252,491
Ocean Energy Inc.                            12,616       252,320
Mandalay Resort Group/1/                      9,140       251,898
Genzyme Corp. - General Division/1/           6,898       251,432
Nike Inc. Class B                             4,889       251,392
Pier 1 Imports Inc.                          15,844       251,286
Reckson Associates Realty Corp.              13,362       251,206
Hudson United Bancorp                         8,133       250,496
AmerUs Group Co.                             10,167       249,498
Omnicare Inc.                                 9,162       249,298
Symbol Technologies Inc.                     28,832       248,244
McClatchy Co. (The) Class A                   4,629       248,068
Constellation Brands Inc./1/                 10,862       246,567
Mercury General Corp.                         6,495       246,485
United States Steel Corp.                    25,069       246,428
Sanmina-SCI Corp./1/                         60,983       246,371
ICOS Corp./1/                                13,009       243,398
VeriSign Inc./1/                             27,847       243,383
ADC Telecommunications Inc./1/              118,079       243,243
PepsiAmericas Inc.                           20,623       242,526
FMC Technologies Inc./1/                     12,626       242,419
Millennium Pharmaceuticals Inc./1/           30,608       240,579
Circuit City Stores Inc.                     46,080       239,616
Erie Indemnity Co. Class A                    6,563       238,237
Alleghany Corp./1/                            1,449       237,342
MONY Group Inc. (The)                        11,328       236,755
Cousins Properties Inc.                       9,067       234,382
Foot Locker Inc.                             21,863       233,934
CIENA Corp./1/                               53,529       233,922
Triad Hospitals Inc./1/                       8,692       233,815
Saks Inc./1/                                 30,256       232,669
Lafarge North America Inc.                    7,921       230,105
Invitrogen Corp./1/                           7,496       229,602
Teleflex Inc.                                 6,374       227,552
Dillards Inc. Class A                        17,497       226,061
AES Corp. (The)/1/                           62,186       225,113
Crane Co.                                    12,776       222,558
Dial Corp. (The)                             11,455       222,227
Newmont Mining Corp.                          8,483       221,830
ArvinMeritor Inc.                            15,822       221,350
Estee Lauder Companies Inc. Class A           7,225       219,351
Toll Brothers Inc./1/                        11,298       218,051
American Greetings Corp. Class A/1/          16,528       216,517
IDACORP Inc.                                  9,463       215,756
Winn-Dixie Stores Inc.                       16,280       215,222
Cummins Inc.                                  8,672       213,331
Noble Energy Inc.                             6,185       212,084
Downey Financial Corp.                        5,361       211,277
LSI Logic Corp./1/                           46,532       210,325
York International Corp.                      9,891       207,711
Tech Data Corp./1/                            8,663       207,392
Mattel Inc.                                   9,185       206,663
Iron Mountain Inc./1/                         5,358       204,944
Calpine Corp./1/                             61,974       204,514
American National Insurance Co.               2,601       202,696
Harris Corp.                                  7,244       201,166
Vertex Pharmaceuticals Inc./1/               18,012       200,293
Goodyear Tire & Rubber Co. (The)             38,435       198,709
Regency Centers Corp.                         6,000       197,700
Cooper Tire & Rubber Co.                     16,096       196,371
Allegheny Energy Inc.                        31,588       196,161
Rowan Companies Inc.                          9,948       195,578

Schedules of Investments                                                      37
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Visteon Corp.                                32,786  $    194,749
Forest City Enterprises Inc. Class A          5,576       193,933
LaBranche & Co. Inc.                         10,456       192,181
Trizec Properties Inc.                       22,593       192,041
Zale Corp./1/                                 5,830       190,874
La-Z-Boy Inc.                                10,997       190,028
Pittston Brink's Group                       13,691       189,757
Manpower Inc.                                 6,345       189,589
Murphy Oil Corp.                              4,288       189,401
Pride International Inc./1/                  13,945       188,118
IDT Corp./1/                                 12,511       187,415
Tidewater Inc.                                6,519       187,226
Allmerica Financial Corp./1/                 13,303       186,641
Scotts Co. (The) Class A/1/                   3,569       184,874
Genentech Inc./1/                             5,261       184,188
Quintiles Transnational Corp./1/             14,909       181,293
Newfield Exploration Co./1/                   5,300       179,617
Hercules Inc./1/                             20,427       177,715
Readers Digest Association Inc. (The)        17,336       177,001
Dynegy Inc. Class A                          67,660       176,593
Polo Ralph Lauren Corp./1/                    7,702       176,376
CheckFree Corp./1/                            7,797       175,277
Lamar Advertising Co./1/                      5,947       174,544
Phoenix Companies Inc.                       23,691       171,523
Apogent Technologies Inc./1/                 11,713       170,776
Silicon Valley Bancshares/1/                  9,368       170,404
ENSCO International Inc.                      6,666       170,050
KEMET Corp./1/                               21,628       168,698
Capitol Federal Financial                     5,616       168,368
Albemarle Corp.                               6,871       167,309
National-Oilwell Inc./1/                      7,454       166,895
Intersil Corp. Class A/1/                    10,694       166,399
Ingram Micro Inc. Class A/1/                 14,861       163,917
Coventry Health Care Inc./1/                  4,970       163,513
GTECH Holdings Corp./1/                       4,990       162,973
Avaya Inc./1/                                78,981       161,121
American Standard Companies Inc./1/           2,341       160,991
Sybase Inc./1/                               12,363       160,101
E*TRADE Group Inc./1/                        37,775       159,033
Peabody Energy Corp.                          5,698       158,917
Compuware Corp./1/                           46,617       158,032
Baker Hughes Inc.                             5,280       158,030
People's Bank                                 6,236       157,459
Media General Inc. Class A                    3,174       156,288
Callaway Golf Co.                            12,987       154,286
Henry Schein Inc./1/                          3,412       153,881
American Financial Group Inc.                 7,658       152,011
Barnes & Noble Inc./1/                        7,983       151,597
GATX Corp.                                   10,439       151,157
Advanced Fibre Communications Inc./1/         9,898       149,856
PerkinElmer Inc.                             16,853       149,823
CMS Energy Corp.                             33,972       149,817
Dow Jones & Co. Inc.                          4,214       149,344
Nationwide Financial Services Inc.            6,102       148,706
Big Lots Inc./1/                             13,109       147,476
Stanley Works /The/                           6,119       146,795
Premcor Inc./1/                               5,638       144,840
Dun & Bradstreet Corp./1/                     3,782       144,661
AGCO Corp./1/                                 8,903       143,338
Extended Stay America Inc./1/                14,077       142,178
Emmis Communications Corp./1/                 8,388       141,589
CNA Financial Corp./1/                        6,292       140,941
American Axle & Manufacturing Holdings
  Inc./1/                                     6,639       139,685
International Speedway Corp. Class A          3,482       139,489
Jacobs Engineering Group Inc./1/              3,313       139,179
Varco International Inc./1/                   7,492       137,179
Rite Aid Corp./1/                            61,097       136,857
Greater Bay Bancorp                           9,532       136,308
ICN Pharmaceuticals Inc.                     15,295       136,278
Mirant Corp./1/                              84,877       135,803
Andrew Corp./1/                              24,651       135,580
Doral Financial Corp.                         3,705       130,972
Human Genome Sciences Inc./1/                15,110       129,190
CarMax Inc./1/                                8,622       125,623
Edwards Lifesciences Corp./1/                 4,547       124,588
Applied Micro Circuits Corp./1/              37,615       122,625

38                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Interactive Data Corp./1/                     8,707  $    121,985
Loews Corporation - Carolina Group            6,592       121,952
National Semiconductor Corp./1/               7,124       121,393
Six Flags Inc./1/                            21,660       121,296
AVX Corp.                                    13,276       119,484
BOK Financial Corp./1/                        3,558       116,240
Teradyne Inc./1/                              9,933       115,620
Donaldson Co. Inc.                            3,150       115,227
Radio One Inc. Class D/1/                     8,658       114,632
Reinsurance Group of America Inc.             4,335       113,924
Church & Dwight Co. Inc.                      3,716       112,818
Provident Financial Group Inc.                5,303       112,583
Ceridian Corp./1/                             7,911       110,596
Novellus Systems Inc./1/                      4,015       109,489
Swift Transportation Co. Inc./1/              6,803       108,848
Molex Inc.                                    5,017       107,765
Ethan Allen Interiors Inc.                    3,631       106,860
Wesco Financial Corp.                           357       106,386
Gateway Inc./1/                              44,445       104,890
Allied Capital Corp.                          5,181       103,516
Gemstar-TV Guide International Inc./1/       28,174       103,370
Hispanic Broadcasting Corp./1/                4,938       102,019
Cimarex Energy Co./1/                         5,215       101,432
Integrated Device Technology Inc./1/         12,748       101,219
United Rentals Inc./1/                       10,402       100,067
United States Cellular Corp./1/               4,220        99,634
21st Century Insurance Group                  8,029        99,560
Scholastic Corp./1/                           3,690        99,261
Student Loan Corp.                            1,007        98,283
Renal Care Group Inc./1/                      3,134        97,718
Catellus Development Corp./1/                 4,574        96,054
Diamond Offshore Drilling Inc.                4,928        95,652
Acxiom Corp./1/                               5,647        95,039
Aquila Inc.                                  45,279        94,180
Northwest Airlines Corp./1/                  13,556        93,536
Mylan Laboratories Inc.                       3,241        93,179
Performance Food Group Co./1/                 2,948        90,386
Medicis Pharmaceutical Corp. Class A/1/       1,588        88,277
Hearst-Argyle Television Inc./1/              4,247        87,870
Viad Corp.                                    4,034        86,489
Forest Oil Corp./1/                           3,815        85,074
Furniture Brands International Inc./1/        4,341        84,910
AMR Corp./1/                                 38,959        81,814
Continental Airlines Inc. Class B/1/         15,929        81,556
Juniper Networks Inc./1/                      9,916        81,014
Emulex Corp./1/                               4,217        80,756
Adaptec Inc./1/                              13,318        80,308
Sealed Air Corp./1/                           1,989        79,819
AK Steel Holding Corp./1/                    23,980        77,935
TMP Worldwide Inc./1/                         7,188        77,127
Blockbuster Inc.                              4,463        76,317
Harte-Hanks Inc.                              3,958        75,598
Community Health Systems Inc./1/              3,651        74,809
Steelcase Inc. Class A                        7,627        72,838
Citrix Systems Inc./1/                        5,312        69,906
Coca-Cola Enterprises Inc.                    3,685        68,873
Cox Radio Inc. Class A/1/                     3,038        62,765
Metro-Goldwyn-Mayer Inc./1/                   5,848        61,404
Brinker International Inc./1/                 2,013        61,396
Jabil Circuit Inc./1/                         3,480        60,900
Alliance Data Systems Corp./1/                3,517        59,789
Entravision Communications Corp./1/          10,925        58,995
Allegheny Technologies Inc.                  20,265        58,768
Cumulus Media Inc. Class A/1/                 3,815        55,546
Equifax Inc.                                  2,762        55,212
OM Group Inc.                                 6,282        54,968
Harrah's Entertainment Inc./1/                1,510        53,907
Scripps (E.W.) Co. Class A                      692        52,412
PanAmSat Corp./1/                             3,668        51,792
UnitedGlobalCom Inc. Class A/1/              16,954        51,710
Applera Corp. - Applied Biosystems Group      3,212        50,846
SkyWest Inc.                                  4,857        50,076
Polycom Inc./1/                               6,147        49,668
Cypress Semiconductor Corp./1/                7,132        49,211
Conexant Systems Inc./1/                     32,706        48,732
Atmel Corp./1/                               30,392        48,627

Schedules of Investments                                                      39
iSHARES RUSSELL 1000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Instinet Group Inc.                          13,723  $     48,168
Texas Genco Holdings Inc.                     2,685        46,692
Affiliated Managers Group Inc./1/             1,104        45,893
Allied Waste Industries Inc./1/               5,598        44,728
Regal Entertainment Group Class A             2,427        43,565
JetBlue Airways Corp./1/                      1,571        43,532
International Rectifier Corp./1/              2,103        41,366
Amkor Technology Inc./1/                      7,965        41,179
Cooper Cameron Corp./1/                         826        40,895
MSC Industrial Direct Co. Inc. Class
  A/1/                                        2,327        37,209
O'Reilly Automotive Inc./1/                   1,368        37,073
Entercom Communications Corp./1/                839        36,840
Macromedia Inc./1/                            3,027        36,566
Black & Decker Corp.                          1,042        36,324
Lin TV Corp. Class A/1/                       1,755        35,995
Shaw Group Inc. (The)/1/                      3,546        35,637
Getty Images Inc./1/                          1,253        34,407
Sonic Automotive Inc./1/                      2,339        34,383
Zebra Technologies Corp. Class A/1/             525        33,810
SICOR Inc./1/                                 1,955        32,649
Patterson-UTI Energy Inc./1/                    907        29,351
AmeriCredit Corp./1/                          8,542        28,189
Rent-A-Center Inc./1/                           510        27,902
i2 Technologies Inc./1/                      34,518        27,269
Neuberger Berman Inc.                           941        26,564
Charter Communications Inc. Class A/1/       31,531        26,171
Steris Corp./1/                                 901        23,570
Advanced Medical Optics Inc./1/               1,658        22,300
American Eagle Outfitters Inc./1/             1,395        20,254
Flowserve Corp./1/                            1,621        18,885
GameStop Corp./1/                             1,486        17,832
Global Payments Inc.                            532        16,237
Fairchild Semiconductor International
  Inc. Class A/1/                             1,491        15,596
RealNetworks Inc./1/                          3,662        15,124
Talbots Inc. (The)                              568        14,620
Titan Corp. (The)/1/                          1,917        14,282
Perot Systems Corp. Class A/1/                  918         9,419
Columbia Sportswear Co./1/                      197         7,322
Ribapharm Inc./1/                             1,236         6,402
Advent Software Inc./1/                         496         6,036
MKS Instruments Inc./1/                         398         4,975
West Corp./1/                                   264         4,670
Orthodontic Centers of America Inc./1/          671         3,496
TOTAL COMMON STOCKS
  (COST: $1,218,283,631)                              983,146,609

SHORT TERM INSTRUMENTS - 0.12%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    1,089,405     1,089,405
BlackRock Temp Cash Money Market Fund        97,184        97,184
Goldman Sachs Financial Square Prime
  Obligation Fund                               529           529
TOTAL SHORT TERM INSTRUMENTS
  (COST: $1,187,118)                                    1,187,118

TOTAL INVESTMENTS IN SECURITIES - 100.02%
  (COST $1,219,470,749)                               984,333,727
OTHER ASSETS, LESS LIABILITIES - (0.02%)                 (201,038)
                                                     ------------
NET ASSETS - 100.00%                                 $984,132,689
                                                     ============

/1/  Non-income earning securities.

See Notes to Financial Statements.

40                                    2003 iShares Annual Report to Shareholders

Schedule of Investments

iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
COMMON STOCKS - 99.90%
Scios Inc./1/                                137,970  $    6,078,958
Western Digital Corp./1/                     572,837       5,189,903
Smucker (J.M.) Co. (The)                     132,508       4,633,805
Corinthian Colleges Inc./1/                  112,811       4,456,034
AGL Resources Inc.                           185,808       4,390,643
Macerich Co. (The)                           138,050       4,373,424
Covance Inc./1/                              185,532       4,289,500
Chesapeake Energy Corp.                      535,687       4,210,500
Del Monte Foods Co./1/                       548,356       4,090,736
Stericycle Inc./1/                           107,923       4,056,826
Cree Inc./1/                                 217,041       4,019,599
Pan Pacific Retail Properties Inc.           106,119       4,016,604
Corporate Executive Board Co. (The)/1/       110,226       3,926,250
Cognizant Technology Solutions Corp./1/       57,957       3,903,404
Imation Corp./1/                             104,504       3,889,639
WGL Holdings Inc.                            144,727       3,833,818
UGI Corp.                                     82,057       3,750,005
WPS Resources Corp.                           93,528       3,741,120
InterDigital Communications Corp./1/         162,078       3,668,311
Carlisle Companies Inc.                       90,514       3,664,912
Realty Income Corp.                           99,318       3,550,619
ITT Educational Services Inc./1/             126,540       3,543,120
ONEOK Inc.                                   191,830       3,518,162
Neurocrine Biosciences Inc./1/                83,879       3,504,465
Thornburg Mortgage Inc.                      169,624       3,499,343
Federal Realty Investment Trust              114,841       3,487,721
Respironics Inc./1/                           99,439       3,417,818
Chelsea Property Group Inc.                   90,582       3,374,179
Key Energy Services Inc./1/                  334,659       3,373,363
Amylin Pharmaceuticals Inc./1/               208,122       3,371,576
Crown Castle International Corp./1/          609,602       3,352,811
FTI Consulting Inc./1/                        72,465       3,349,332
Maxtor Corp./1/                              593,736       3,342,734
IDEXX Laboratories Inc./1/                    94,925       3,319,527
Cytec Industries Inc./1/                     118,145       3,290,338
Rambus Inc./1/                               248,784       3,286,437
Energen Corp.                                102,494       3,285,958
Piedmont Natural Gas Co.                      91,722       3,269,889
HRPT Properties Trust                        383,952       3,267,432
AMETEK Inc.                                   98,436       3,249,372
Regis Corp.                                  128,984       3,212,991
Airgas Inc./1/                               171,768       3,179,426
American Capital Strategies Ltd.             141,721       3,174,550
Payless ShoeSource Inc./1/                   201,663       3,156,026
Shurgard Storage Centers Inc. Class A        100,512       3,120,898
Hilb, Rogal & Hamilton Co.                    99,450       3,106,818
Pacific Capital Bancorp                      104,207       3,088,695
Health Care REIT Inc.                        116,560       3,053,872
Healthcare Realty Trust Inc.                 124,896       3,049,960
South Financial Group Inc. (The)             140,594       3,043,860
Community First Bankshares Inc.              118,832       3,036,158
SanDisk Corp./1/                             180,336       3,033,252
Alexander & Baldwin Inc.                     121,583       3,022,553
United Bancshares Inc.                       109,031       3,020,159
Claire's Stores Inc.                         126,048       2,975,993
Universal Corp.                               78,083       2,948,414
Commercial Federal Corp.                     135,024       2,932,721
Corn Products International Inc.             100,482       2,930,055
Avocent Corp./1/                             124,173       2,898,198
ResMed Inc./1/                                90,604       2,897,516
Kennametal Inc.                              102,652       2,887,601
Atmos Energy Corp.                           134,970       2,869,462
Electronics For Imaging Inc./1/              161,549       2,857,640
Waste Connections Inc./1/                     82,717       2,853,737
Washington Real Estate Investment Trust      109,678       2,848,338
Apria Healthcare Group Inc./1/               121,507       2,838,404
CACI International Inc. Class A/1/            84,931       2,833,298
Cabot Microelectronics Corp./1/               67,481       2,825,429
Airborne Inc.                                143,961       2,823,075
Sepracor Inc./1/                             206,098       2,790,567
Oshkosh Truck Corp.                           44,664       2,782,567
Arbitron Inc./1/                              87,771       2,782,341
Wallace Computer Services Inc.               111,325       2,773,106
Sonic Corp./1/                               108,313       2,757,649
Olin Corp.                                   151,343       2,749,902

Schedules of Investments
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
DoubleClick Inc./1/                          353,357  $    2,745,584
Pacific Sunwear of California Inc./1/        134,642       2,739,965
Take-Two Interactive Software Inc./1/        121,987       2,726,409
Cooper Companies Inc.                         91,032       2,721,857
Home Properties of New York Inc.              81,738       2,713,702
Ameritrade Holding Corp./1/                  544,302       2,699,738
AnnTaylor Stores Corp./1/                    131,037       2,690,190
CLARCOR Inc.                                  74,208       2,686,330
First Bancorp                                 99,502       2,684,564
American Tower Corp. Class A/1/              481,224       2,656,356
Chittenden Corp.                             101,096       2,642,648
Crown Holdings Inc./1/                       474,626       2,629,428
International Bancshares Corp.                67,598       2,623,478
New Jersey Resources Corp.                    80,308       2,622,056
Unit Corp./1/                                129,137       2,620,190
Landstar System Inc./1/                       45,429       2,612,167
Sensient Technologies Corp.                  129,709       2,596,774
DQE Inc.                                     213,014       2,596,641
Toro Co.                                      36,779       2,576,369
TECHNE Corp./1/                              124,324       2,569,777
Evergreen Resources Inc./1/                   56,643       2,566,494
Arch Coal Inc.                               134,996       2,566,274
UCBH Holdings Inc.                            58,124       2,556,294
Southwest Bancorp of Texas Inc./1/            84,199       2,528,496
ImClone Systems Inc./1/                      152,379       2,526,444
Hollywood Entertainment Corp./1/             157,202       2,521,520
Varian Inc./1/                                87,834       2,517,322
Bob Evans Farms Inc.                         104,204       2,510,274
Skyworks Solutions Inc./1/                   402,250       2,506,018
PacifiCare Health Systems Inc./1/            103,806       2,505,877
Briggs & Stratton Corp.                       64,476       2,504,248
Roper Industries Inc.                         86,736       2,502,334
Commerce Group Inc.                           73,043       2,498,071
Prentiss Properties Trust                     91,547       2,480,924
Delta & Pine Land Co.                        109,697       2,480,249
Invacare Corp.                                78,627       2,475,964
Great Lakes Chemical Corp.                   111,404       2,473,169
Louisiana-Pacific Corp./1/                   311,569       2,470,742
Friedman, Billings, Ramsey Group, Inc.
  Class A/1/                                 271,080       2,453,270
Staten Island Bancorp Inc.                   164,263       2,450,804
Blyth Inc.                                    96,256       2,447,790
CBL & Associates Properties Inc.              60,284       2,446,928
Standard-Pacific Corp.                        95,732       2,442,123
Service Corp. International/1/               878,434       2,442,047
Susquehanna Bancshares Inc.                  117,306       2,430,580
PNM Resources Inc.                           108,035       2,429,707
Donnelley (R.H.) Corp./1/                     81,542       2,420,167
Tom Brown Inc./1/                             99,831       2,415,910
Intergraph Corp./1/                          139,239       2,414,404
Ventas Inc.                                  207,695       2,409,262
Post Properties Inc.                          99,616       2,405,726
Hyperion Solutions Corp./1/                   99,199       2,405,576
SL Green Realty Corp.                         78,505       2,399,113
Idex Corp.                                    82,456       2,391,224
Worthington Industries Inc.                  200,338       2,390,032
W Holding Co. Inc.                           129,199       2,372,094
Patina Oil & Gas Corp.                        71,538       2,353,600
St. Mary Land & Exploration Co.               93,135       2,333,032
Ralcorp Holdings Inc./1/                      89,512       2,330,892
Novell Inc./1/                             1,080,305       2,322,656
Minerals Technologies Inc.                    60,863       2,319,489
NBTY Inc./1/                                 121,867       2,310,598
Superior Industries International Inc.        63,387       2,309,188
Overture Services Inc./1/                    151,966       2,305,324
EMCOR Group Inc./1/                           47,564       2,294,963
Pharmaceutical Resources Inc./1/              53,897       2,289,545
Mills Corp.                                   73,178       2,283,154
Broadwing Inc./1/                            570,324       2,281,296
Essex Property Trust Inc.                     43,037       2,248,683
Alexandria Real Estate Equities Inc.          52,991       2,228,272
Ariba Inc./1/                                790,037       2,227,904
M.D.C. Holdings Inc.                          57,661       2,213,029
Harleysville Group Inc.                       88,557       2,209,497
Werner Enterprises Inc.                      114,568       2,206,580
Black Hills Corp.                             80,144       2,203,159
Banta Corp.                                   74,570       2,198,324
LandAmerica Financial Group Inc.              55,296       2,198,016
Hot Topic Inc./1/                             94,041       2,192,096

42                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Linens 'N Things Inc./1/                     107,768  $    2,189,846
Kellwood Co.                                  75,641       2,189,051
Millennium Chemicals Inc.                    187,410       2,188,949
Liberty Corp.                                 50,169       2,187,368
Brookline Bancorp Inc.                       174,616       2,186,192
Texas Regional Bancshares Inc. Class A        72,395       2,185,599
East West Bancorp Inc.                        70,297       2,168,662
Perrigo Co.                                  182,421       2,167,161
Station Casinos Inc./1/                      102,629       2,166,498
ADTRAN Inc./1/                                60,308       2,165,660
Charter Municipal Mortgage Acceptance
  Co.                                        122,584       2,153,801
EarthLink Inc./1/                            372,295       2,140,696
Tupperware Corp.                             154,608       2,136,683
American Italian Pasta Co. Class A/1/         49,374       2,135,425
Stone Energy Corp./1/                         63,511       2,132,699
Cognex Corp./1/                              100,335       2,124,092
Harland (John H.) Co.                         87,279       2,121,752
Flir Systems Inc./1/                          44,667       2,117,662
Anixter International Inc./1/                 92,985       2,107,970
Tetra Tech Inc./1/                           149,063       2,107,751
Beazer Homes USA Inc./1/                      35,703       2,099,693
Yellow Corp./1/                               86,705       2,092,192
Mueller Industries Inc./1/                    83,717       2,090,413
Panera Bread Co. Class A/1/                   68,334       2,083,504
Maverick Tube Corp./1/                       112,014       2,083,460
Quiksilver Inc./1/                            67,947       2,080,537
Wolverine World Wide Inc.                    123,790       2,073,483
TrustCo Bank Corp. NY                        215,223       2,072,597
Jeffries Group Inc.                           57,571       2,069,677
LNR Property Corp.                            61,393       2,068,944
Foundry Networks Inc./1/                     257,319       2,068,845
Ferro Corp.                                   96,504       2,062,290
Kronos Inc./1/                                58,617       2,054,526
Silicon Laboratories Inc./1/                  78,262       2,046,551
First Commonwealth Financial Corp.           174,844       2,036,933
Abgenix Inc./1/                              233,685       2,033,059
CH Energy Group Inc.                          48,732       2,032,124
USFreightways Corp.                           80,043       2,025,888
Federal Signal Corp.                         142,509       2,023,628
S&T Bancorp Inc.                              79,086       2,022,229
Ascential Software Corp./1/                  721,324       2,019,707
Westar Energy Inc.                           166,639       2,019,665
Kansas City Southern Industries Inc./1/      179,767       2,018,783
FactSet Research Systems Inc.                 61,977       2,011,154
Mentor Corp.                                 117,350       2,007,859
Southwest Gas Corp.                           97,871       1,991,675
Florida Rock Industries Inc.                  58,697       1,986,893
Cabot Oil & Gas Corp.                         82,544       1,981,056
CAL Dive International Inc./1/               109,747       1,976,543
Gables Residential Trust                      73,844       1,976,065
Sybron Dental Specialties Inc./1/            113,006       1,971,955
Grey Wolf Inc./1/                            497,935       1,961,864
Protein Design Labs Inc./1/                  264,367       1,956,316
Ohio Casualty Corp./1/                       151,391       1,955,972
Fuller (H.B.) Co.                             84,324       1,949,571
Pinnacle Systems Inc./1/                     186,806       1,944,650
Baldor Electric Co.                           90,567       1,938,134
Benchmark Electronics Inc./1/                 67,746       1,919,244
Priority Healthcare Corp. Class B/1/          71,944       1,917,308
United Stationers Inc./1/                     89,774       1,916,675
Lattice Semiconductor Corp./1/               254,009       1,915,228
Otter Tail Corp.                              73,853       1,912,793
CVB Financial Corp.                           98,463       1,908,213
MAF Bancorp Inc.                              56,545       1,902,739
Northwest Natural Gas Co.                     75,700       1,900,070
Selective Insurance Group Inc.                77,319       1,897,408
Matthews International Corp. Class A          81,810       1,894,720
MEMC Electronics Materials Inc./1/           168,286       1,893,217
Impac Mortgage Holdings Inc.                 145,684       1,892,435
Alliance Gaming Corp./1/                     125,969       1,889,535
Curtiss-Wright Corp.                          31,070       1,879,735
Nationwide Health Properties Inc.            146,277       1,879,659
Documentum Inc./1/                           142,880       1,874,586
Hutchinson Technology Inc./1/                 75,677       1,870,735
Chemical Financial Corp.                      70,466       1,869,463
Jack in the Box Inc./1/                      102,857       1,862,740

Schedules of Investments                                                      43
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Varian Semiconductor Equipment
  Associates Inc./1/                          91,288  $    1,856,798
Thoratec Corp./1/                            146,276       1,856,242
ADVO Inc./1/                                  56,177       1,853,841
Tecumseh Products Co. Class A                 45,015       1,844,715
Trinity Industries Inc.                      106,931       1,841,352
Trimeris Inc./1/                              44,702       1,840,828
Republic Bancorp Inc.                        155,814       1,835,489
Waypoint Financial Corp.                     106,338       1,835,394
Thomas & Betts Corp./1/                      129,412       1,835,062
Lennox International Inc.                    127,106       1,830,326
Red Hat Inc./1/                              337,040       1,830,127
Western Gas Resources Inc.                    56,100       1,826,055
SEACOR SMIT Inc./1/                           51,669       1,808,415
Flowers Foods Inc.                            65,960       1,806,644
Philadelphia Consolidated
  Holding Corp./1/                            50,137       1,804,932
UMB Financial Corp.                           49,010       1,798,667
Bio-Rad Laboratories Inc. Class A/1/          50,290       1,797,867
Lone Star Technologies Inc./1/                84,944       1,794,017
Fred's Inc.                                   64,411       1,793,846
Cathay Bancorp Inc.                           45,912       1,792,404
Black Box Corp.                               60,320       1,787,282
Hunt (J.B.) Transport Services Inc./1/        66,255       1,783,585
Owens & Minor Inc.                           101,428       1,780,061
P.F. Chang's China Bistro Inc./1/             48,038       1,777,406
Sirius Satellite Radio Inc./1/             2,419,878       1,766,511
OfficeMax Inc./1/                            342,783       1,765,332
Applera Corp. - Celera
  Genomics Group/1/                          204,369       1,761,661
Massey Energy Co.                            186,723       1,755,196
Brandywine Realty Trust                       79,709       1,753,598
Mercury Computer Systems Inc./1/              64,418       1,752,170
Technitrol Inc./1/                           119,278       1,746,230
Wilson Greatbatch Technologies Inc./1/        62,329       1,744,589
Mentor Graphics Corp./1/                     194,715       1,740,752
OSI Pharmaceuticals Inc./1/                  108,025       1,728,400
Dionex Corp./1/                               52,209       1,724,463
Price Communications Corp./1/                143,435       1,715,483
Gartner Inc. Class A/1/                      246,168       1,710,868
Lincoln Electric Holding Inc.                 94,557       1,707,699
Hancock Holding Co.                           39,602       1,703,678
Heartland Express Inc./1/                     88,724       1,701,726
First Financial Bancorp                      107,256       1,701,080
First Citizens BancShares Inc. Class A        18,066       1,699,830
Iomega Corp./1/                              152,467       1,692,384
Martek Biosciences Corp./1/                   59,332       1,692,149
Glimcher Realty Trust                         88,037       1,690,310
Parametric Technology Corp./1/               776,527       1,685,064
Pediatrix Medical Group Inc./1/               66,884       1,681,464
IGEN International Inc./1/                    47,482       1,680,388
Kroll Inc./1/                                 78,355       1,677,581
Too Inc./1/                                  100,862       1,675,318
Borland Software Corp./1/                    180,441       1,660,057
Florida East Coast Industries Inc.            67,752       1,656,536
Acuity Brands Inc.                           123,091       1,655,574
Georgia Gulf Corp.                            82,221       1,655,109
Hughes Supply Inc.                            70,999       1,653,567
National Penn Bancshares Inc.                 61,130       1,653,567
ProAssurance Corp./1/                         70,251       1,652,304
Plantronics Inc./1/                          112,971       1,650,506
Potlatch Corp.                                84,879       1,649,199
Provident Bankshares Corp.                    71,401       1,647,935
Commercial Net Lease Realty Inc.             108,952       1,645,175
Avid Technology Inc./1/                       74,061       1,639,711
Rare Hospitality International Inc./1/        58,682       1,633,707
McDATA Corp. Class A/1/                      189,202       1,625,245
Arkansas Best Corp.                           63,840       1,622,813
Albany International Corp. Class A            70,788       1,621,753
DRS Technologies Inc./1/                      64,757       1,619,573
Coherent Inc./1/                              85,962       1,611,787
AMCORE Financial Inc.                         73,842       1,607,540
NDCHealth Corp.                               95,842       1,607,270
Cambrex Corp.                                 66,866       1,606,121
Kilroy Realty Corp.                           72,661       1,605,808
Nordson Corp.                                 66,575       1,603,792
Penn National Gaming Inc./1/                  90,345       1,603,624

44                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
First Charter Corp.                           91,719  $    1,601,414
InterMune Inc./1/                             74,513       1,598,304
Capital Automotive                            63,603       1,586,259
MacDermid Inc.                                77,472       1,584,302
SCP Pool Corp./1/                             53,320       1,584,137
Sun Communities Inc.                          44,194       1,582,145
Terex Corp./1/                               127,553       1,576,555
Alpharma Inc. Class A                         87,794       1,574,146
Progress Software Corp./1/                    87,251       1,566,155
CUNO Inc./1/                                  46,548       1,565,409
Anthracite Capital Inc.                      136,830       1,565,335
Senior Housing Properties Trust              135,286       1,562,553
ATMI Inc./1/                                  81,034       1,560,715
Power Integrations Inc./1/                    75,213       1,559,165
Umpqua Holdings Corp.                         85,927       1,554,419
Quantum Corp./1/                             430,450       1,553,925
FirstFed Financial Corp./1/                   51,381       1,551,192
NBT Bancorp Inc.                              88,980       1,550,921
Hovnanian Enterprises Inc. Class A/1/         44,888       1,550,880
Brady Corp. Class A                           54,692       1,546,690
Quanex Corp.                                  48,676       1,543,029
Kaydon Corp.                                  81,788       1,539,250
AmSurg Corp./1/                               61,066       1,538,863
Delphi Financial Group Inc. Class A           39,267       1,538,481
Connetics Corp./1/                            91,624       1,534,702
EGL Inc./1/                                  103,187       1,533,359
THQ Inc./1/                                  117,154       1,532,374
Medicines Co. (The)/1/                        82,106       1,530,456
Dime Community Bancshares                     66,740       1,523,674
Cost Plus Inc./1/                             57,780       1,520,770
VISX Inc./1/                                 143,465       1,520,729
Cleco Corp.                                  120,751       1,515,425
Trust Co. of New Jersey (The)                 55,336       1,511,780
Avista Corp.                                 142,134       1,505,199
El Paso Electric Co./1/                      139,308       1,504,526
Granite Construction Inc.                     95,468       1,498,848
Strayer Education Inc.                        27,295       1,498,496
Oceaneering International Inc./1/             68,513       1,497,009
Sylvan Learning Systems Inc./1/               94,194       1,495,801
Joy Global Inc./1/                           137,941       1,493,901
Engineered Support Systems Inc.               38,147       1,493,455
GlobeSpanVirata Inc./1/                      330,866       1,488,897
Argosy Gaming Co./1/                          74,478       1,488,070
WesBanco Inc.                                 63,396       1,487,904
Harbor Florida Bancshares Inc.                63,390       1,480,790
Alkermes Inc./1/                             163,216       1,480,369
Simpson Manufacturing Co. Inc./1/             43,780       1,479,764
Choice Hotels International Inc./1/           60,674       1,479,232
Insight Communications Co. Inc./1/           123,721       1,478,466
Colonial Properties Trust                     44,653       1,477,121
Exar Corp./1/                                116,205       1,476,966
UniSource Energy Corp.                        85,331       1,476,226
ABM Industries Inc.                          112,140       1,473,520
Dycom Industries Inc./1/                     142,255       1,469,494
DSP Group Inc./1/                             80,984       1,468,240
Southern Union Co./1/                        120,630       1,465,655
Corrections Corp. of America/1/               83,850       1,464,021
CV Therapeutics Inc./1/                       81,068       1,461,656
Taubman Centers Inc.                          85,716       1,459,743
New Century Financial Corp.                   46,801       1,459,302
MPS Group Inc./1/                            279,235       1,457,607
United Natural Foods Inc./1/                  56,964       1,452,582
Enzon Pharmaceuticals Inc./1/                127,885       1,451,495
Sycamore Networks Inc./1/                    475,836       1,451,300
Rollins Inc.                                  63,015       1,451,235
Macrovision Corp./1/                         121,007       1,450,874
US Oncology Inc./1/                          204,323       1,450,693
Tesoro Petroleum Corp./1/                    192,924       1,427,638
F&M Bancorp                                   32,254       1,419,499
Trimble Navigation Ltd./1/                    74,940       1,419,364
Brown Shoe Co. Inc.                           52,414       1,418,847
American Management Systems Inc./1/          117,172       1,415,438
Kimball International Inc. Class B           101,413       1,414,813
Mediacom Communications Corp./1/             160,479       1,412,215
Knight Transportation Inc./1/                 71,598       1,409,765
Sandy Spring Bancorp Inc.                     43,148       1,407,962
FMC Corp./1/                                  89,616       1,405,179
Rogers Corp./1/                               47,243       1,404,062
BioMarin Pharmaceutical Inc./1/              123,465       1,401,328

Schedules of Investments                                                      45
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
G&K Services Inc. Class A                     58,274  $    1,398,576
Connecticut Bankshares Inc.                   33,639       1,397,028
Harleysville National Corp.                   57,363       1,395,642
Horace Mann Educators Corp.                  106,367       1,395,535
Pacific Northwest Bancorp                     50,259       1,394,687
Ryan's Family Steak Houses Inc./1/           132,747       1,393,976
PSS World Medical Inc./1/                    213,151       1,389,745
Cyberonics Inc./1/                            64,858       1,387,313
Anchor BanCorp Wisconsin Inc.                 63,060       1,384,167
Grey Global Group Inc.                         2,242       1,383,292
Axcelis Technologies Inc./1/                 292,385       1,382,981
Casey's General Store Inc.                   116,185       1,382,601
Vintage Petroleum Inc.                       145,507       1,382,317
City Holding Co.                              50,463       1,380,668
Longs Drug Stores Corp.                       92,027       1,380,405
Yankee Candle Co. Inc. (The)/1/               80,817       1,376,314
Crompton Corp.                               339,708       1,375,817
Aztar Corp./1/                               102,399       1,375,219
Moog Inc. Class A/1/                          44,877       1,373,236
Kirby Corp./1/                                55,740       1,371,204
Interstate Bakeries Corp.                    130,442       1,369,641
Entegris Inc./1/                             137,428       1,368,783
United Defense Industries Inc./1/             63,005       1,363,428
Overseas Shipholding Group Inc.               81,543       1,361,768
Net.B@nk Inc.                                146,489       1,360,883
Entertainment Properties Trust                51,271       1,358,681
Keane Inc./1/                                166,044       1,358,240
NPS Pharmaceuticals Inc./1/                   87,844       1,358,068
Sterling Bancshares Inc.                     114,197       1,357,802
NetIQ Corp./1/                               121,376       1,354,556
Heritage Property Investment Trust Inc.       53,824       1,348,291
Spinnaker Exploration Co./1/                  69,356       1,346,894
INAMED Corp./1/                               37,582       1,344,308
Newport Corp./1/                             113,454       1,339,892
Tractor Supply Co./1/                         40,572       1,339,687
USEC Inc.                                    243,389       1,338,640
Legato Systems Inc./1/                       260,883       1,338,330
Frontier Oil Corp.                            78,179       1,336,861
Extreme Networks Inc./1/                     308,116       1,334,142
IHOP Corp./1/                                 59,107       1,332,272
Manitowoc Co. Inc. (The)                      78,983       1,327,704
BARRA Inc./1/                                 44,709       1,327,410
Smith (A.O.) Corp.                            49,500       1,326,600
Nu Skin Enterprises Inc. Class A             131,533       1,324,537
Seacoast Financial Services Corp.             72,547       1,324,048
CONMED Corp./1/                               80,643       1,323,352
Biosite Inc./1/                               34,363       1,319,883
Lexington Corp. Properties Trust              76,909       1,311,298
Laclede Group Inc. (The)                      56,516       1,311,171
First Financial Bankshares Inc.               36,920       1,310,660
Southwestern Energy Co./1/                    99,396       1,302,088
Hollinger International Inc.                 164,479       1,299,384
MGE Energy Inc.                               48,597       1,286,849
Vitesse Semiconductor Corp./1/               601,088       1,286,328
Telik Inc./1/                                 95,646       1,285,482
Men's Wearhouse Inc. (The)/1/                 85,845       1,284,241
Advanced Digital Information Corp./1/        186,359       1,284,014
Schulman (A.) Inc.                            88,116       1,280,325
Sunrise Assisted Living Inc./1/               53,217       1,277,208
Integra LifeSciences Holdings Corp./1/        55,454       1,275,442
Modine Manufacturing Co.                      84,882       1,272,381
Odyssey Healthcare Inc./1/                    53,295       1,266,822
Airtran Holdings Inc./1/                     188,177       1,266,431
Glacier Bancorp Inc.                          47,322       1,266,337
Russell Corp.                                 72,244       1,264,270
Commonwealth Telephone Enterprises
  Inc./1/                                     32,548       1,263,513
Province Healthcare Co./1/                   142,711       1,262,992
Chateau Communities Inc.                      66,969       1,262,366
La Quinta Corp.                              412,065       1,256,798
Wintrust Financial Corp.                      43,936       1,256,570
RLI Corp.                                     46,585       1,251,739
United National Bancorp                       53,038       1,246,923
UIL Holdings Corp.                            35,925       1,246,598
Superior Energy Services Inc./1/             145,653       1,245,333
Genesis Health Ventures Inc./1/               83,803       1,245,313
Christopher & Banks Corp./1/                  70,269       1,243,761
Journal Register Co./1/                       81,312       1,240,821
Vicuron Pharmaceuticals Inc./1/              114,085       1,235,541

46                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Jones Lang LaSalle Inc./1/                    90,404  $    1,234,919
SurModics Inc./1/                             39,896       1,233,185
Sotheby's Holdings Inc. Class A/1/           134,331       1,233,159
KV Pharmaceuticals Co./1/                     68,126       1,233,081
webMethods Inc./1/                           135,047       1,232,979
Credence Systems Corp./1/                    181,107       1,231,528
OmniVision Technologies Inc./1/               59,391       1,230,582
Marvel Enterprises Inc./1/                    88,939       1,229,137
Summit Properties Inc.                        66,030       1,221,555
Sonus Networks Inc./1/                       541,969       1,219,430
Dollar Thrifty Automotive Group Inc./1/       73,098       1,217,082
Resources Connection Inc./1/                  57,008       1,213,130
BankAtlantic Bancorp Inc. Class A            123,802       1,212,022
Fremont General Corp.                        174,238       1,210,954
Alfa Corp.                                   104,227       1,210,180
RAIT Investment Trust                         53,443       1,209,950
MB Financial Inc.                             33,793       1,209,789
Unizan Financial Corp.                        66,000       1,209,120
Texas Industries Inc.                         62,799       1,207,625
Equity One Inc.                               78,979       1,207,589
Westport Resources Corp./1/                   59,884       1,206,663
Tekelec/1/                                   138,885       1,205,522
Pennsylvania Real Estate Investment
  Trust                                       42,074       1,205,420
Watson Wyatt & Co. Holdings/1/                59,934       1,204,673
Group 1 Automotive Inc./1/                    56,156       1,201,738
Mid-State Bancshares                          71,894       1,201,349
Genlyte Group Inc. (The)/1/                   36,183       1,196,572
Stage Stores Inc./1/                          56,462       1,195,865
Alabama National Bancorp                      29,153       1,195,273
Wabtec Corp.                                 102,284       1,187,517
Frontier Financial Corp.                      48,170       1,187,390
Boyd Gaming Corp./1/                          92,915       1,184,666
W-H Energy Services Inc./1/                   69,112       1,183,197
Thomas Industries Inc.                        47,705       1,183,084
Roadway Corp.                                 35,289       1,182,887
Nautilus Group Inc. (The)                     82,941       1,182,739
WD-40 Co.                                     47,676       1,182,365
Gaylord Entertainment Co./1/                  65,785       1,180,841
Chiquita Brands International Inc./1/        107,460       1,178,836
Stewart Information Services Corp./1/         50,746       1,177,815
Digital Insight Corp./1/                      84,352       1,176,710
ESCO Technologies Inc./1/                     35,796       1,174,109
Empire District Electric Co. (The)            66,636       1,172,794
Veeco Instruments Inc./1/                     75,652       1,168,067
MICROS Systems Inc./1/                        49,548       1,164,873
Pulitzer Inc.                                 26,721       1,164,234
CommScope Inc./1/                            154,373       1,157,797
Micromuse Inc./1/                            222,166       1,155,263
Ruddick Corp.                                 93,600       1,151,280
FEI Co./1/                                    72,121       1,151,051
Teledyne Technologies Inc./1/                 90,906       1,150,870
Plexus Corp./1/                              125,459       1,147,950
Headwaters Inc./1/                            81,585       1,146,269
Thor Industries Inc.                          45,704       1,143,971
United Community Banks Inc.                   49,627       1,143,902
Manufactured Home Communities Inc.            38,416       1,137,114
Sterling Financial Corp. (Pennsylvania)       50,429       1,136,670
Arrow International Inc.                      27,938       1,136,238
Bedford Property Investors Inc.               43,435       1,135,391
Advanced Neuromodulation Systems Inc./1/      26,441       1,134,319
Genesis Microchip Inc./1/                     90,798       1,133,159
Libbey Inc.                                   46,055       1,132,953
Identix Inc./1/                              251,404       1,131,318
Internet Security Systems Inc./1/            113,856       1,130,590
Alaska Air Group Inc./1/                      72,169       1,130,167
South Jersey Industries Inc.                  35,788       1,129,111
MFA Mortgage Investments Inc.                130,428       1,128,202
Cray Inc./1/                                 170,234       1,126,949
BankUnited Financial Corp. Class A/1/         63,691       1,124,146
Arch Chemicals Inc.                           60,041       1,122,767
Charming Shoppes Inc./1/                     320,130       1,120,455
Saxon Capital Inc./1/                         84,125       1,119,704
Haemonetics Corp./1/                          50,937       1,112,973

Schedules of Investments                                                      47
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
UICI/1/                                      115,644  $    1,111,339
TriQuint Semiconductor Inc./1/               394,074       1,111,289
Cross Country Inc./1/                         96,597       1,110,865
Independent Bank Corp. (Michigan)             55,186       1,109,239
Steel Dynamics Inc./1/                        95,207       1,109,162
EastGroup Properties Inc.                     43,376       1,108,691
Informatica Corp./1/                         171,548       1,106,485
Triarc Companies Inc./1/                      39,715       1,106,063
ElkCorp                                       58,093       1,103,767
Wausau-Mosinee Paper Corp.                   108,209       1,103,732
Landry's Restaurants Inc.                     65,577       1,101,694
Digital River Inc./1/                         79,966       1,094,735
Pep Boys-Manny, Moe & Jack Inc.              143,939       1,093,936
Viasys Healthcare Inc./1/                     78,034       1,092,476
Coinstar Inc./1/                              65,004       1,091,417
Paxar Corp./1/                                95,177       1,089,777
Handleman Co./1/                              74,039       1,088,373
Kelly Services Inc. Class A                   50,506       1,086,889
SureWest Communications                       39,665       1,084,838
American States Water Co.                     45,377       1,084,510
California Water Service Group                42,053       1,082,865
Suffolk Bancorp                               35,007       1,079,266
S1 Corp./1/                                  210,569       1,078,113
Actel Corp./1/                                63,088       1,076,281
Endo Pharmaceuticals Holdings Inc./1/         79,676       1,074,829
United Online Inc./1/                         62,277       1,073,655
Reliance Steel & Aluminum Co.                 71,090       1,073,459
Corus Bankshares Inc.                         26,891       1,073,220
Lone Star Steakhouse & Saloon Inc.            50,537       1,070,879
Vignette Corp./1/                            703,381       1,069,139
Gymboree Corp./1/                             71,060       1,068,742
Redwood Trust Inc.                            32,875       1,068,438
Community Bank System Inc.                    33,947       1,066,954
CPB Inc.                                      41,878       1,065,795
Flagstar Bancorp Inc.                         40,382       1,064,873
Sovran Self Storage Inc.                      37,373       1,064,383
Novastar Financial Inc.                       31,093       1,061,826
Brooks Automation Inc./1/                    109,671       1,060,519
Hain Celestial Group Inc./1/                  70,153       1,060,012
Regal-Beloit Corp.                            69,185       1,059,222
ANSYS Inc./1/                                 44,194       1,058,446
Hecla Mining Co./1/                          321,218       1,056,807
Itron Inc./1/                                 62,751       1,048,569
XM Satellite Radio Holdings Inc. Class
  A/1/                                       177,930       1,048,008
Hudson River Bancorp Inc.                     45,584       1,047,520
FileNET Corp./1/                              99,803       1,046,933
Esterline Technologies Corp./1/               61,880       1,046,391
Littelfuse Inc./1/                            58,478       1,046,171
National Health Investors Inc.                68,098       1,045,304
Nektar Therapeutics/1/                       165,369       1,045,132
Kopin Corp./1/                               207,042       1,043,492
First Federal Capital Corp.                   51,361       1,043,142
Rayovac Corp./1/                              96,032       1,041,947
Zoran Corp./1/                                80,612       1,040,701
First Merchants Corp.                         45,552       1,039,041
M/I Schottenstein Homes Inc.                  36,117       1,035,836
Remington Oil & Gas Corp./1/                  60,801       1,035,441
Exult Inc./1/                                141,235       1,035,253
Electro Scientific Industries Inc./1/         82,422       1,035,220
Fossil Inc./1/                                59,933       1,032,046
Symyx Technologies Inc./1/                    68,374       1,026,294
First Sentinel Bancorp Inc.                   73,953       1,022,030
Griffon Corp./1/                              79,177       1,021,383
Newpark Resources Inc./1/                    225,118       1,019,785
Bay View Capital Corp./1/                    187,108       1,019,739
Zoll Medical Corp./1/                         24,955       1,019,661
Shuffle Master Inc./1/                        50,549       1,018,613
Manhattan Associates Inc./1/                  58,066       1,017,897
Primedia Inc./1/                             413,512       1,013,104
Nextel Partners Inc. Class A/1/              200,960       1,012,838
MAXIMUS Inc./1/                               47,688       1,011,939
Anworth Mortgage Asset Corp.                  77,479       1,011,876
Longview Fibre Co.                           151,833       1,009,689
Aeroflex Inc./1/                             178,363       1,009,535
TIBCO Software Inc./1/                       239,856       1,007,395
Weis Markets Inc.                             32,893       1,006,855
Anteon International Corp./1/                 44,765       1,004,974
Commercial Metals Co.                         71,982       1,004,149

48                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Bowne & Co. Inc.                             100,356  $    1,003,560
Offshore Logistics Inc./1/                    55,580       1,003,219
Schweitzer-Mauduit International Inc.         44,554       1,002,465
Cornerstone Realty Income Trust Inc.         144,015       1,002,344
Ligand Pharmaceuticals Inc. Class B/1/       154,132       1,000,317
Quest Software Inc./1/                       111,130       1,000,170
ShopKo Stores Inc./1/                         85,778         999,314
Tompkins Trustco Inc.                         22,174         997,830
Mid-America Apartment Communities Inc.        42,064         996,917
Bandag Inc.                                   31,185         994,490
Mykrolis Corp./1/                            118,874         992,598
First Financial Holdings Inc.                 40,164         990,846
R&G Financial Corp. Class B                   44,876         987,272
Photronics Inc./1/                            82,888         985,538
Action Performance Companies Inc.             46,580         985,167
PFF Bancorp Inc.                              30,663         983,976
Investors Real Estate Trust                  105,283         980,185
Winnebago Industries Inc.                     36,020         979,744
California Pizza Kitchen Inc./1/              42,300         972,900
Sierra Pacific Resources/1/                  305,760         972,317
PAREXEL International Corp./1/                70,795         971,307
Actuant Corp. Class A/1/                      27,511         967,012
First Financial Corp.                         20,418         964,955
Speedway Motorsports Inc.                     40,878         964,312
Datascope Corp.                               35,537         962,342
Papa John's International Inc./1/             38,247         957,322
ProQuest Co./1/                               46,295         956,918
Applied Industrial Technologies Inc.          57,264         956,881
RSA Security Inc./1/                         134,717         956,491
eFunds Corp./1/                              139,123         955,775
Community Trust Bancorp Inc.                  37,682         951,471
Mid Atlantic Realty Trust                     51,991         947,796
Stride Rite Corp.                            111,497         947,725
Russ Berrie & Co. Inc.                        29,557         945,824
MGI Pharma Inc./1/                            74,948         945,094
Checkpoint Systems Inc./1/                    96,001         944,650
Microsemi Corp./1/                            86,252         944,459
Hanover Compressor Co./1/                    144,877         941,700
Triumph Group Inc./1/                         41,888         940,386
Corixa Corp./1/                              137,432         940,035
Topps Co. (The)/1/                           110,727         938,965
Boca Resorts Inc. Class A/1/                  85,192         937,964
O'Charley's Inc./1/                           48,896         937,336
C&D Technologies Inc.                         77,858         932,739
Stewart & Stevenson Services Inc.             85,492         931,863
Chemed Corp.                                  29,356         930,292
CNET Networks Inc./1/                        370,356         929,594
Parkway Properties Inc.                       24,669         929,528
Tanox Inc./1/                                 71,666         928,075
Global Industries Ltd./1/                    198,912         926,930
Imagistics International Inc./1/              49,741         926,177
Websense Inc./1/                              63,130         926,117
Woodward Governor Co.                         26,463         925,940
Central Garden & Pet Co./1/                   42,715         924,353
Tredegar Corp.                                77,306         923,807
Albany Molecular Research Inc./1/             61,806         921,527
CIMA Labs Inc./1/                             42,429         920,709
Adolor Corp./1/                               92,741         919,063
FelCor Lodging Trust Inc.                    147,490         918,863
Penn Virginia Corp.                           23,903         917,875
United Surgical Partners International
  Inc./1/                                     49,572         916,586
PolyOne Corp.                                234,946         916,289
Kramont Realty Trust                          60,958         914,370
Insituform Technologies Inc. Class A/1/       67,927         913,618
Verity Inc./1/                                65,948         913,380
Sierra Health Services Inc./1/                70,739         912,533
International Multifoods Corp./1/             47,180         911,518
Genta Inc./1/                                127,326         908,726
Analogic Corp.                                19,876         905,769
Cohu Inc.                                     61,770         903,695
Tetra Technologies Inc./1/                    39,257         902,911
CARBO Ceramics Inc.                           27,484         902,849
Odyssey Re Holdings Corp.                     50,018         902,825
VCA Antech Inc./1/                            58,330         902,365

Schedules of Investments                                                      49
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Franklin Electric Co. Inc.                    19,177  $      900,935
Dress Barn Inc./1/                            66,934         900,262
K-Swiss Inc. Class A                          35,229         900,101
Enzo Biochem Inc./1/                          68,842         899,765
Irwin Financial Corp.                         46,146         899,386
Retek Inc./1/                                155,864         899,335
Movie Gallery Inc./1/                         51,596         898,802
ILEX Oncology Inc./1/                         97,002         898,239
Jarden Corp./1/                               34,544         898,144
Western Wireless Corp. Class A/1/            159,745         897,767
Exelixis Inc./1/                             134,641         896,709
SPS Technologies Inc./1/                      36,699         895,456
Wellman Inc.                                  95,671         892,610
Enterasys Networks Inc./1/                   482,054         891,800
Landauer Inc.                                 24,298         891,737
Oriental Financial Group Inc.                 41,234         890,654
PS Business Parks Inc.                        29,904         889,644
New England Business Service Inc.             34,536         884,122
AtheroGenics Inc./1/                          94,383         883,425
Meritage Corp./1/                             26,313         882,275
Cable Design Technologies Corp./1/           132,387         880,374
Noven Pharmaceuticals Inc./1/                 62,276         879,337
First Community Bancshares Inc.               26,502         874,566
Range Resources Corp./1/                     152,993         873,590
Koger Equity Inc.                             56,948         871,304
Gardner Denver Inc./1/                        47,291         870,154
ICU Medical Inc./1/                           31,621         869,925
Burlington Coat Factory Warehouse Corp.       53,335         869,360
Valmont Industries Inc.                       40,228         868,925
Esperion Therapeutics Inc./1/                 87,195         867,590
Ionics Inc./1/                                52,396         867,154
Palm Inc./1/                                  86,737         866,416
Silicon Graphics Inc./1/                     565,904         865,833
Fidelity Bankshares Inc.                      47,204         865,721
Getty Realty Corp.                            46,073         865,251
Hydril Co./1/                                 34,567         863,829
CoStar Group Inc./1/                          38,684         863,388
Town & Country Trust (The)                    42,733         863,207
Insight Enterprises Inc./1/                  122,381         862,786
Aaron Rents Inc.                              42,328         862,645
Universal Compression Holdings Inc./1/        49,215         858,802
Boston Private Financial Holdings Inc.        57,377         858,360
Knight Trading Group Inc./1/                 219,902         857,618
Atrix Laboratories Inc./1/                    60,957         856,446
Jo-Ann Stores Inc./1/                         42,744         854,880
First Community Bancorp                       29,569         854,869
Omega Financial Corp.                         24,600         854,850
URS Corp./1/                                  74,078         854,119
NCI Building Systems Inc./1/                  54,998         853,019
Genesco Inc./1/                               59,955         852,560
First Niagara Financial Group Inc.            72,343         850,103
Spartech Corp.                                43,954         850,070
Tennant Co.                                   26,969         849,524
Phillips-Van Heusen Corp.                     68,787         849,519
RehabCare Group Inc./1/                       47,514         848,125
Bright Horizons Family
  Solutions Inc./1/                           30,238         847,269
Keystone Property Trust                       49,149         845,363
PolyMedica Corp.                              27,746         844,866
Universal Health Realty Income Trust          32,617         844,780
JDA Software Group Inc./1/                    83,524         844,428
American Medical Systems Holdings
  Inc./1/                                     58,266         841,944
Holly Corp.                                   29,384         841,558
AMLI Residential Properties Trust             39,960         841,158
AMERIGROUP Corp./1/                           28,731         840,669
Bank Mutual Corp.                             33,126         837,094
ProBusiness Services Inc./1/                  62,755         835,897
F5 Networks Inc./1/                           66,109         834,957
Cato Corp. Class A                            43,808         834,104
Mine Safety Appliances Co.                    23,419         833,716
WMS Industries Inc./1/                        65,334         833,009
Sterling Financial
  Corp. (Washington)/1/                       39,219         832,227
Valhi Inc.                                    75,598         831,578
Pegasus Solutions Inc./1/                     74,029         829,125
SERENA Software Inc./1/                       51,925         828,775

50                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                            Shares           Value
--------------------------------------------------------------------------
Guitar Center Inc./1/                               40,686      $  828,774
EDO Corp.                                           45,664         826,518
Possis Medical Inc./1/                              51,088         825,582
Methode Electronics Inc. Class A                   101,890         825,309
RFS Hotel Investors Inc.                            84,971         824,219
CDI Corp./1/                                        35,339         823,399
U.S. Restaurant Properties Inc.                     58,396         823,384
Eclipsys Corp./1/                                  103,212         822,703
Capital City Bank Group Inc.                        21,026         822,327
Cell Therapeutics Inc./1/                           99,128         821,771
Wright Medical Group Inc./1/                        46,829         820,444
Duane Reade Inc./1/                                 64,674         820,066
Farmer Brothers Co.                                  2,670         819,797
Houston Exploration Co./1/                          30,256         816,912
United Community Financial Corp.                    93,355         816,856
Myriad Genetics Inc./1/                             80,892         816,200
Inter-Tel Inc.                                      54,244         814,202
ArthroCare Corp./1/                                 65,244         813,593
REMEC Inc./1/                                      168,617         809,362
NCO Group Inc./1/                                   55,751         808,390
Triad Guaranty Inc./1/                              23,505         807,632
Gold Bancorp Inc.                                  100,705         806,647
United Therapeutics Inc./1/                         46,670         804,591
Magnum Hunter Resources Inc./1/                    144,529         803,578
Sola International Inc./1/                          64,992         803,301
Ultratech Stepper Inc./1/                           67,012         802,134
Marcus Corp.                                        58,826         800,034
IBERIABANK Corp.                                    19,651         799,796
Allen Telecom Inc./1/                               82,005         799,549
Hooper Holmes Inc.                                 159,774         798,870
Diversa Corp./1/                                    84,722         792,998
Finish Line Inc. (The)/1/                           52,835         792,525
IDX Systems Corp./1/                                50,517         792,157
Integra Bank Corp.                                  46,117         790,907
CIBER Inc./1/                                      166,156         790,903
Dendrite International Inc./1/                      92,984         790,364
Washington Trust Bancorp Inc.                       39,107         790,352
Photon Dynamics Inc./1/                             48,186         788,323
Echelon Corp./1/                                    74,616         787,945
Old Second Bancorp Inc.                             20,811         787,072
Intermagnetics General Corp./1/                     44,048         785,816
Eon Labs Inc./1/                                    29,375         784,312
eSpeed, Inc./1/                                     67,411         783,990
School Specialty Inc./1/                            44,094         783,550
U.S. Industries Inc./1/                            197,772         783,177
Stewart Enterprises Inc. Class A/1/                289,197         780,832
InVision Technologies Inc./1/                       34,553         776,406
CSK Auto Corp./1/                                   85,091         774,328
Standard Register Co. (The)                         51,837         772,371
SangStat Medical Corp./1/                           78,731         772,351
Fidelity National Information Solutions Inc./1/     43,498         772,089
Park Electrochemical Corp.                          50,995         772,064
Sterling Bancorp NY Shares                          31,317         771,651
Saga Communications Inc./1/                         44,481         769,521
Denbury Resources Inc./1/                           71,047         769,439
PRG-Schultz International Inc./1/                  106,424         767,317
West Pharmaceutical Services Inc.                   39,125         766,850
Simmons First National Corp. Class A                21,193         764,008
Local Financial Corp./1/                            52,852         762,126
AMC Entertainment Inc./1/                           87,716         760,498
Plains Resource Inc./1/                             71,211         759,821
Ventana Medical Systems Inc./1/                     37,819         759,784
Pioneer-Standard Electronics Inc.                   90,009         759,676
Atlantic Coast Airlines Holdings Inc./1/           121,607         755,179
Jakks Pacific Inc./1/                               72,835         754,571
Corporate Office Properties Trust                   50,570         753,493
Regeneron Pharmaceuticals Inc./1/                  100,011         752,083
Cubic Corp.                                         46,042         751,405
Select Medical Corp./1/                             52,640         750,120
Forward Air Corp./1/                                34,418         748,970
OshKosh B'Gosh Inc. Class A                         28,759         747,734
E.piphany Inc./1/                                  187,070         744,539
Berry Petroleum Co. Class A                         49,322         739,830
Korn/Ferry International/1/                        112,812         738,919
Monaco Coach Corp./1/                               71,284         738,502
NACCO Industries Inc.                               16,047         738,162
Openwave Systems Inc./1/                           519,255         737,342

Schedules of Investments                                                      51
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                                  Shares           Value
--------------------------------------------------------------------------------
Scientific Games Corp. Class A/1/                        136,544     $   737,338
Crown American Realty Trust                               75,081         737,295
ExpressJet Holdings Inc./1/                               89,591         734,646
General Communication Inc. Class A/1/                    123,409         734,284
Watts Industries Inc. Class A                             46,996         732,198
Raytech Corp./1/                                         124,161         728,825
Nautica Enterprises Inc./1/                               74,971         727,219
Palm Harbor Homes Inc./1/                                 51,470         726,756
Belden Inc.                                               67,581         726,496
Saul Centers Inc.                                         31,480         725,614
Cell Genesys Inc./1/                                      98,081         724,819
Glenborough Realty Trust Inc.                             46,854         724,363
Arris Group Inc./1/                                      195,338         722,751
Agile Software Corp./1/                                  112,566         722,674
Sinclair Broadcast Group Inc. Class A/1/                  91,851         721,949
Financial Federal Corp./1/                                37,790         721,789
Independent Bank Corp. (Massachusetts)                    35,947         719,299
Unifi Inc./1/                                            149,518         719,182
DuPont Photomasks Inc./1/                                 35,807         718,288
Artisan Components Inc./1/                                44,299         715,916
Quicksilver Resources Inc./1/                             30,073         714,835
Peoples Holding Co.                                       16,775         714,615
WebEx Communications Inc./1/                              69,086         714,349
Per-Se Technologies Inc./1/                               89,748         713,497
Nuevo Energy Co./1/                                       52,597         712,689
StarTek Inc./1/                                           31,108         710,818
Medarex Inc./1/                                          219,426         708,746
Power-One Inc./1/                                        160,970         708,268
TBC Corp./1/                                              50,578         708,092
Equity Inns Inc.                                         120,963         707,634
Systems & Computer Technology Corp./1/                    92,464         707,350
Deltic Timber Corp.                                       29,580         706,962
Orbital Sciences Corp./1/                                136,581         706,124
Chesapeake Corp.                                          41,772         705,529
DIMON Inc.                                               123,039         705,013
Armor Holdings Inc./1/                                    70,489         704,890
Arctic Cat Inc.                                           45,093         703,902
3TEC Energy Corp./1/                                      46,717         703,558
Ocular Sciences Inc./1/                                   50,607         703,437
Hancock Fabrics Inc.                                      50,564         702,840
Vector Group Ltd.                                         63,829         702,119
Spherion Corp./1/                                        176,596         701,086
Trammell Crow Co./1/                                      87,903         699,708
ScanSoft Inc./1/                                         155,379         699,206
Walter Industries Inc.                                    80,127         698,707
Kulicke & Soffa Industries Inc./1/                       147,067         698,568
Watsco Inc.                                               50,984         697,461
Labor Ready Inc./1/                                      122,164         696,335
Greif Inc. Class A                                        38,726         696,293
Apogee Enterprises Inc.                                   84,666         696,039
Prime Hospitality Corp./1/                               134,594         694,505
Nabi Biopharmaceuticals/1/                               115,394         692,364
NUI Corp.                                                 47,245         689,777
Silicon Image Inc./1/                                    173,190         689,296
Barnes Group Inc.                                         32,446         686,557
Comstock Resources Inc./1/                                67,924         686,032
Centex Construction Products Inc.                         19,040         685,440
Sports Authority Inc. (The)/1/                            98,167         685,206
MTS Systems Corp.                                         63,273         683,348
Immucor Inc./1/                                           31,203         683,346
Silgan Holdings Inc./1/                                   30,782         682,437
LTX Corp./1/                                             135,992         679,960
Navigant Consulting Co./1/                               128,094         678,898
Bank of Granite Corp.                                     40,667         675,479
EPIQ Systems Inc./1/                                      35,153         674,938
Community Banks Inc.                                      23,181         674,567
Atwood Oceanics Inc./1/                                   26,716         674,312
FBL Financial Group Inc. Class A                          34,080         673,080
West Coast Bancorp                                        47,237         672,183
Urstadt Biddle Properties Inc. Class A                    56,088         671,934
OceanFirst Financial Corp.                                31,232         671,176
Playtex Products Inc./1/                                  83,231         670,842
Helix Technology Corp.                                    77,896         670,685
Rainbow Technologies Inc./1/                              71,069         670,181
SureBeam Corporation Class A/1/                          190,764         669,582
CKE Restaurant Inc./1/                                   151,857         668,171
Hawthorne Financial Corp./1/                              22,556         666,755

52                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                            Shares           Value
--------------------------------------------------------------------------
MCG Capital Corp.                                   66,711      $  666,443
First Republic Bank/1/                              30,782         664,891
Powerwave Technologies Inc./1/                     195,283         663,962
Unova Inc./1/                                      123,381         662,556
Kadant Inc./1/                                      40,410         662,320
Port Financial Corp.                                13,855         662,130
Spanish Broadcasting System Inc. Class A/1/        107,784         661,794
Penwest Pharmaceuticals Co./1/                      41,319         661,104
SonoSite Inc./1/                                    42,054         660,248
Standard Microsystems Corp./1/                      43,446         659,945
Fisher Communications Inc.                          14,778         659,838
WSFS Financial Corp.                                20,865         659,334
Hanger Orthopedic Group Inc./1/                     57,657         659,020
Alexion Pharmaceuticals Inc./1/                     54,169         658,695
Packeteer Inc./1/                                   67,112         657,698
Merit Medical Systems Inc./1/                       34,502         657,263
Kaman Corp. Class A                                 67,196         657,177
Westcorp Inc.                                       35,018         650,284
Daktronics Inc./1/                                  41,817         650,254
eResearch Technology Inc./1/                        24,213         649,877
Peoples Bancorp Inc.                                27,957         647,484
Cubist Pharmaceuticals Inc./1/                      80,812         647,304
United Fire & Casualty Co.                          21,632         644,634
Cascade Natural Gas Corp.                           33,139         642,897
CorVel Corp./1/                                     19,680         641,174
FreeMarkets Inc./1/                                117,212         641,150
State Auto Financial Corp.                          37,839         640,614
Lindsay Manufacturing Co.                           29,794         640,571
Ameron International Corp.                          10,669         638,006
Right Management Consultants Inc./1/                49,105         637,874
SOURCECORP Inc./1/                                  45,474         637,091
Insignia Financial Group Inc./1/                    58,101         635,625
Wild Oats Markets Inc./1/                           68,519         634,486
Prosperity Bancshares Inc.                          38,138         632,328
Oakley Inc./1/                                      76,586         631,835
TeleTech Holdings Inc./1/                          116,334         631,694
First Busey Corp. Class A                           26,974         631,192
Universal Forest Products Inc.                      40,644         629,982
Pre-Paid Legal Services Inc./1/                     36,447         629,804
Viasat Inc./1/                                      55,347         629,295
Impath Inc./1/                                      46,608         629,208
Antigenics Inc./1/                                  75,846         628,763
Great Southern Bancorp Inc.                         16,961         627,557
Tularik Inc./1/                                    124,186         627,139
Heidrick & Struggles International Inc./1/          54,044         626,910
Golden Telecom Inc./1/                              42,027         626,202
Royal Gold Inc.                                     42,807         624,554
Jill (J.) Group Inc. (The)/1/                       53,824         624,358
Maxygen Inc./1/                                     85,441         622,010
Cash America International Inc.                     65,570         621,604
Trex Co. Inc./1/                                    19,212         620,163
Integral Systems Inc./1/                            29,244         619,973
Steak n Shake Company (The)/1/                      67,749         619,226
Priceline.com Inc./1/                              377,108         618,457
Asyst Technologies Inc./1/                         113,990         617,826
McGrath Rentcorp                                    27,325         617,545
First Essex Bancorp Inc.                            19,906         617,484
Veritas DGC Inc./1/                                 92,728         616,641
Standex International Corp.                         32,328         615,848
Sequa Corp. Class A/1/                              17,978         615,747
Southern Peru Copper Corp.                          42,073         614,266
Pharmacopeia Inc./1/                                69,996         613,865
Herley Industries Inc./1/                           35,658         612,961
SY Bancorp Inc.                                     17,004         612,144
RTI International Metals Inc./1/                    62,402         611,540
Oil States International Inc./1/                    50,888         610,656
Churchill Downs Inc.                                17,949         610,266
FIRSTFED AMERICA BANCORP INC.                       21,722         608,216
Century Business Services Inc./1/                  236,402         607,553
Wind River Systems Inc./1/                         203,677         606,957
North Pittsburgh Systems Inc.                       44,873         606,234
Main Street Banks Inc.                              32,852         606,119
Connecticut Water Service Inc.                      22,821         605,898
American Healthways Inc./1/                         31,861         605,359
Harris Interactive Inc./1/                         110,455         605,293
Camden National Corp.                               24,055         604,983
Pathmark Stores Inc./1/                             90,268         602,990
Union Bankshares Corp.                              22,482         602,697

Schedules of Investments                                                      53
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                              Shares           Value
----------------------------------------------------------------------------
American Woodmark Corp.                               13,659    $    602,498
Central Vermont Public Service Corp.                  34,993         601,880
Forrester Research Inc./1/                            42,637         601,608
Troy Financial Corp.                                  23,550         601,232
Seacoast Banking Corp. of Florida                     31,006         601,206
LaSalle Hotel Properties                              50,295         601,025
National Western Life Insurance Co. Class A/1/         6,412         600,227
Incyte Corp./1/                                      200,679         600,030
Boston Communications Group Inc./1/                   38,233         598,729
Praecis Pharmaceuticals Inc./1/                      154,694         598,666
Riggs National Corp.                                  41,621         597,261
Align Technology Inc./1/                              98,709         597,189
Allegiant Bancorp Inc.                                35,296         596,502
JLG Industries Inc.                                  125,829         593,913
United Auto Group Inc./1/                             50,411         592,329
Harmonic Inc./1/                                     177,820         592,141
CCC Information Services Group Inc./1/                36,552         591,411
Beverly Enterprises Inc./1/                          292,566         590,983
Bel Fuse Inc. Class B                                 29,387         590,679
Plains Exploration & Production Co./1/                71,594         590,651
Mobile Mini Inc./1/                                   36,905         589,742
MSC.Software Corp./1/                                 76,025         589,194
Oak Technology Inc./1/                               166,762         588,670
Multimedia Games Inc./1/                              30,584         588,130
Farmers Capital Bank Corp.                            18,348         587,136
Swift Energy Co./1/                                   68,850         585,914
Pope & Talbot Inc.                                    46,568         584,428
Carpenter Technology Corp.                            57,567         584,305
Energy Partners Ltd./1/                               57,261         584,062
Intuitive Surgical Inc./1/                            90,367         583,771
PennRock Financial Services Corp.                     20,748         583,019
Virginia Financial Group Inc.                         21,790         582,883
USB Holding Co. Inc.                                  35,731         582,415
Lance Inc.                                            72,428         582,321
Advisory Board Co. (The)/1/                           16,647         581,813
ValueClick Inc./1/                                   191,529         580,333
GenCorp. Inc.                                         92,831         580,194
Digene Corp./1/                                       35,019         579,214
Anaren Inc./1/                                        66,955         579,161
First National Corp.                                  22,787         577,650
Interwoven Inc./1/                                   316,496         576,023
ValueVision Media Inc. Class A/1/                     57,096         574,957
Magna Entertainment Corp. Class A/1/                 132,160         569,610
Gentiva Health Services Inc.                          67,827         569,069
SWS Group Inc.                                        40,326         567,790
Prima Energy Corp./1/                                 30,261         567,091
CCBT Financial Companies Inc.                         25,757         566,654
LookSmart Ltd./1/                                    205,251         566,493
Transaction Systems Architects Inc. Class A/1/        95,323         566,219
BSB Bancorp Inc.                                      25,994         563,316
Ramco-Gershenson Properties Trust                     25,626         563,003
Midwest Banc Holdings Inc.                            30,746         560,192
Second Bancorp Inc.                                   25,278         559,908
Blair Corp.                                           23,793         559,373
Robert Mondavi Corp. (The) Class A/1/                 27,872         558,834
Lakeland Bancorp Inc.                                 35,112         558,281
Consolidated Graphics Inc./1/                         33,146         557,184
GBC Bancorp                                           23,071         557,165
Wet Seal Inc. Class A/1/                              76,286         556,888
Great Lakes REIT Inc.                                 39,240         556,816
J&J Snack Foods Corp./1/                              18,252         553,401
1st Source Corp.                                      43,205         553,024
Tejon Ranch Co./1/                                    20,895         552,673
Molecular Devices Corp./1/                            45,670         552,607
Argonaut Group Inc.                                   64,621         552,510
First Indiana Corp.                                   34,856         550,725
Inverness Medical Innovations Inc./1/                 27,504         550,355
American Physicians Capital Inc./1/                   25,957         550,288
First Place Financial Corp.                           36,203         550,286
Riverstone Networks Inc./1/                          393,047         550,266
Ennis Business Forms Inc.                             48,529         549,834

54                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                              Shares           Value
----------------------------------------------------------------------------
SonicWALL Inc./1/                                    152,625    $    549,450
Serologicals Corp./1/                                 64,545         548,633
Parker Drilling Co./1/                               231,445         548,525
Tollgrade Communications Inc./1/                      38,182         547,912
Pixelworks Inc./1/                                    99,481         547,146
Cascade Bancorp                                       37,287         546,627
CTS Corp.                                             89,065         543,296
First Bancorp North Carolina                          21,582         543,219
Courier Corp.                                         11,027         543,201
Columbia Banking System Inc./1/                       39,505         543,194
Keystone Automotive Industries Inc./1/                30,630         542,764
Arrow Financial Corp.                                 18,910         541,772
II-VI Inc./1/                                         32,612         541,359
ScanSource Inc./1/                                    28,865         541,219
Keynote Systems Inc./1/                               58,171         540,990
Tanger Factory Outlet Centers Inc.                    17,514         540,657
NetScreen Technologies Inc./1/                        32,219         540,635
InFocus Corp./1/                                     109,329         540,085
Genesee & Wyoming Inc. Class A/1/                     34,837         539,973
ESS Technology Inc./1/                                90,500         539,380
PC-Tel Inc./1/                                        59,840         539,158
Bombay Co. Inc. (The)/1/                              98,927         539,152
Lightbridge Inc./1/                                   84,368         538,268
GulfMark Offshore Inc./1/                             40,014         538,188
World Fuel Services Corp.                             26,428         538,074
Renaissance Learning Inc./1/                          30,430         536,481
PMA Capital Corp. Class A                             79,089         535,433
MemberWorks Inc./1/                                   25,604         534,868
Caraustar Industries Inc./1/                          78,717         532,914
Aksys Ltd./1/                                         75,913         531,391
Silicon Storage Technology Inc./1/                   231,010         531,323
Applied Films Corporation/1/                          32,854         530,559
Excel Technology Inc./1/                              26,072         530,044
AFC Enterprises Inc./1/                               39,369         529,907
PTEK Holdings Inc./1/                                141,720         528,616
Myers Industries Inc.                                 55,351         528,602
Zenith National Insurance Corp.                       24,598         527,627
Northwest Bancorp Inc.                                32,593         527,029
Standard Commercial Corp.                             33,523         525,976
Curative Health Services Inc./1/                      30,775         525,637
Movado Group Inc.                                     27,635         525,065
CuraGen Corp./1/                                     128,028         524,915
Computer Network Technology Corp./1/                  76,188         524,173
Apex Mortgage Capital Inc.                            87,032         523,062
RailAmerica Inc./1/                                   85,698         522,758
Central Parking Corp.                                 51,993         519,930
ChipPAC Inc. Class A/1/                              144,277         519,397
FuelCell Energy Inc./1/                              102,564         517,948
Flushing Financial Corp.                              29,755         517,737
Federal Agricultural Mortgage Corp./1/                23,725         516,968
West Marine Inc./1/                                   30,853         516,788
Hibbet Sporting Goods Inc./1/                         20,894         516,730
Quaker City Bancorp Inc./1/                           15,168         514,802
German American Bancorp                               29,287         513,987
New Focus Inc./1/                                    164,633         513,655
MedQuist Inc./1/                                      30,122         513,580
Sturm Ruger & Co. Inc.                                58,456         512,075
BancFirst Corp.                                       11,599         511,632
Gabelli Asset Management Inc. Class A/1/              18,555         511,190
Stratex Networks Inc./1/                             246,174         509,580
City Bank                                             22,593         508,342
MIM Corp./1/                                          68,416         507,647
Electronics Boutique Holdings Corp./1/                30,181         506,739
Young Broadcasting Inc. Class A/1/                    41,401         506,334
Clark/Bardes Inc./1/                                  42,293         505,824
Isle of Capri Casinos Inc./1/                         43,299         505,299
Footstar Inc./1/                                      60,039         504,328
Middlesex Water Co.                                   22,807         504,263
Harvest Natural Resources Inc./1/                    103,643         503,705
Safeguard Scientifics Inc./1/                        356,033         502,007
NBC Capital Corp.                                     20,915         501,960
Advanta Corp. Class B                                 66,101         501,046
AC Moore Arts & Crafts Inc./1/                        36,225         500,992
Isis Pharmaceuticals Inc./1/                         139,286         498,644
Urban Outfitters Inc./1/                              22,102         497,295
TALK America Holdings Inc./1/                         68,517         496,680

Schedules of Investments                                                      55
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Citizens First Bancorp Inc.                   25,588  $      496,407
Hologic Inc./1/                               57,566         495,701
Cleveland-Cliffs Inc./1/                      26,539         494,952
Aeropostale Inc./1/                           37,314         494,410
Information Holdings Inc./1/                  30,650         493,465
Transkaryotic Therapies Inc./1/               83,253         492,858
Haverty Furniture Companies Inc.              45,815         492,511
St. Francis Capital Corp.                     21,545         491,872
Calgon Carbon Corp.                           99,790         488,971
Innkeepers USA Trust                          75,194         488,761
American Pharmaceutical Partners Inc./1/      25,427         486,927
Solutia Inc.                                 313,958         486,635
Banner Corp.                                  30,793         486,529
Register.com/1/                               88,115         486,395
Tuesday Morning Corp./1/                      24,680         485,702
Capitol Bancorp Ltd.                          22,950         485,392
FNB Corp. - Virginia Shares                   17,359         485,184
Wabash National Corp./1/                      76,975         484,943
Building Materials Holdings Corp.             36,433         484,923
CB Bancshares Inc.                             9,941         484,922
Encore Acquisition Co./1/                     26,256         484,423
GrafTech International Ltd./1/               169,550         483,217
CT Communications Inc.                        50,508         482,856
7-Eleven Inc./1/                              69,286         482,231
Aspect Communications Corp./1/               156,430         481,804
Maxwell Shoe Co. Inc. Class A/1/              43,163         481,267
Input/Output Inc./1/                         133,443         480,395
PracticeWorks Inc./1/                         46,716         479,773
Planar Systems Inc./1/                        40,769         479,443
Skyline Corp.                                 18,346         478,831
SeaChange International Inc./1/               66,184         478,510
Chattem Inc./1/                               30,949         476,305
TALX Corp.                                    36,685         475,804
Friedman's Inc.                               49,501         475,210
MatrixOne Inc./1/                            140,306         474,234
Coachmen Industries Inc.                      42,988         472,868
SJW Corp.                                      6,168         471,852
WatchGuard Technologies Inc./1/               78,541         471,246
Quaker Chemical Corp.                         23,020         469,608
Gibraltar Steel Corp.                         25,180         469,355
CFS Bancorp Inc.                              34,188         468,717
Bio-Technology General Corp./1/              174,152         468,469
Advanced Marketing Services Inc.              41,856         468,369
Bally Total Fitness Holding Corp./1/          92,258         467,748
Vital Sign Inc.                               17,617         467,731
Kansas City Life Insurance Co.                10,916         466,550
Alloy Inc./1/                                 93,091         466,386
Kenneth Cole Productions Class A/1/           21,218         464,674
National Healthcare Corp./1/                  25,068         462,505
aQuantive, Inc./1/                           103,634         461,171
Financial Institutions Inc.                   23,223         460,280
Oneida Ltd.                                   43,016         460,271
USG Corp./1/                                 110,174         458,324
SCS Transportation Inc./1/                    43,279         457,892
Mesa Air Group Inc./1/                        92,050         457,489
Pericom Semiconductor Corp./1/                58,784         457,340
OraSure Technologies Inc./1/                  78,231         456,869
ITLA Capital Corp./1/                         13,787         455,660
Conceptus Inc./1/                             50,346         453,114
Universal Display Corp./1/                    55,322         452,534
X-Rite Inc.                                   53,632         451,045
Peapack-Gladstone Financial Corp.             17,886         448,044
Oxford Industries Inc.                        18,103         446,239
Hanmi Financial Corp.                         26,078         443,326
Kensey Nash Corp./1/                          21,593         442,225
Strattec Security Corp./1/                    10,047         442,068
Angelica Corp.                                25,924         442,004
Global Imaging Systems Inc./1/                23,892         442,002
Correctional Properties Trust                 21,393         441,552
Therasense Inc./1/                            66,041         441,154
Interchange Financial Services Corp.          25,621         439,400
Tier Technologies Inc. Class B/1/             43,332         438,520
Frontier Airlines Inc./1/                     88,207         438,389
Stamps.com Inc./1/                           104,458         437,679
Alaris Medical Inc./1/                        42,293         437,310
Centene Corp./1/                              14,951         436,719
EMS Technologies Inc./1/                      31,281         436,683
Cirrus Logic Inc./1/                         216,872         435,913

56                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Stepan Co.                                    18,873  $      434,834
VitalWorks Inc./1/                           113,041         434,077
Gorman-Rupp Co. (The)                         21,885         431,134
Steven Madden Ltd./1/                         27,487         430,721
aaiPharma Inc./1/                             49,923         430,336
Aviall Inc./1/                                55,573         430,135
Interface Inc. Class A                       130,237         429,782
Rock-Tenn Co. Class A                         33,556         429,517
Peet's Coffee & Tea Inc./1/                   25,905         429,505
Macatawa Bank Corp.                           19,948         429,281
American National Bankshares Inc.             17,343         428,199
Magma Design Automation Inc./1/               55,200         427,800
Berkshire Hills Bancorp Inc.                  18,566         427,018
iDine Rewards Network Inc./1/                 57,194         426,095
Octel Corp.                                   29,369         425,557
Advanced Energy Industries Inc./1/            49,523         425,403
Salem Communications Corp. Class A/1/         26,095         425,349
Gladstone Capital Corp.                       26,450         425,316
j2 Global Communications Inc./1/              14,920         425,071
Supertex Inc./1/                              30,903         424,916
Fleetwood Enterprises Inc./1/                104,478         424,181
@Road Inc./1/                                 62,642         423,458
Baldwin & Lyons Inc. Class B                  21,328         423,361
Columbia Bancorp                              17,259         422,845
Alderwoods Group Inc./1/                     119,622         418,557
Midland Co. (The)                             23,280         416,712
Ryerson Tull Inc.                             66,560         416,000
Siliconix Inc./1/                             17,463         415,619
Meristar Hospitality Corp.                   121,797         415,328
MTR Gaming Group Inc./1/                      62,620         415,171
Riviana Foods Inc.                            17,791         414,886
Integrated Electrical Services Inc./1/        97,153         414,843
Akamai Technologies Inc./1/                  293,179         413,382
K2 Inc./1/                                    53,536         413,298
Brookstone Inc./1/                            25,281         412,080
MainSource Financial Group Inc.               17,527         411,885
Interpore International/1/                    51,474         411,792
Time Warner Telecom Inc. Class A/1/          126,937         411,276
Presstek Inc./1/                              91,551         411,064
Concurrent Computer Corp./1/                 185,785         410,585
Citizens Inc./1/                              67,568         408,786
Humboldt Bancorp                              32,011         408,460
Casella Waste Systems Inc. Class A/1/         49,463         408,070
Gene Logic Inc./1/                            80,471         407,988
NL Industries Inc.                            25,334         407,877
Concord Communications Inc./1/                47,468         406,801
Mission West Properties Inc.                  43,183         405,920
State Bancorp Inc.                            21,862         404,447
Manugistics Group Inc./1/                    177,245         404,119
Cobalt Corp./1/                               27,956         403,964
Cascade Corp.                                 27,973         402,811
CIRCOR International Inc.                     29,640         402,808
ABC Bancorp                                   29,398         402,459
SPSS Inc./1/                                  35,543         402,347
Penn Engineering & Manufacturing Corp.        34,832         401,265
Lexicon Genetics Inc./1/                     100,062         399,247
Wireless Facilities Inc./1/                   69,186         399,203
Lithia Motors Inc. Class A/1/                 32,351         397,917
Universal Electronics Inc./1/                 41,220         397,773
Electro Rent Corp./1/                         41,854         397,613
Bryn Mawr Bank Corp.                          11,093         397,351
Rudolph Technologies Inc./1/                  27,443         396,551
WFS Financial Inc./1/                         20,504         396,547
Universal American Financial Corp./1/         69,442         396,514
Learning Tree International Inc./1/           29,302         396,163
D&K Healthcare Resources Inc.                 38,314         394,634
Robbins & Myers Inc.                          29,241         393,584
PennFed Financial Services Inc.               14,810         393,206
LSB Bancshares Inc.                           25,183         392,855
First Oak Brook Bancshares Class A            12,918         392,578
FalconStor Software Inc./1/                  101,586         391,106
Geron Corp./1/                                73,804         390,423
Racing Champions Ertl Corp./1/                25,307         388,462
SRA International Inc. Class A/1/             16,369         387,945
NeoPharm Inc./1/                              33,685         387,714

Schedules of Investments                                                      57
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Central Coast Bancorp/1/                      24,380  $      387,642
Galyan's Trading Co./1/                       30,969         386,803
Presidential Life Corp.                       61,440         386,458
Lydall Inc./1/                                43,802         385,458
LSI Industries Inc.                           42,586         385,403
NS Group Inc./1/                              51,035         385,314
Superior Financial Corp.                      20,815         384,869
Kindred Healthcare Inc./1/                    33,931         383,794
MRO Software Inc./1/                          55,889         383,399
Arena Pharmaceuticals Inc./1/                 58,034         381,864
Elizabeth Arden Inc./1/                       38,783         381,625
Lakeland Financial Corp.                      15,249         381,225
TriCo Bancshares                              15,057         380,942
Lawson Products Inc.                          14,611         380,909
Navigant International Inc./1/                36,098         380,834
PrivateBancorp Inc.                           16,777         380,335
Sharper Image Corp./1/                        21,092         379,867
Radiant Systems Inc./1/                       51,312         379,709
Boykin Lodging Co.                            51,460         379,260
Energy Conversion Devices Inc./1/             44,650         379,078
Hypercom Corp./1/                            100,649         377,434
Regent Communications Inc./1/                 79,419         377,240
ManTech International Corp. Class A/1/        25,444         377,055
First State Bancorp                           17,621         376,913
Monolithic System Technology Inc./1/          53,497         376,619
Charles River Associates Inc./1/              21,948         375,311
Tower Automotive Inc./1/                     158,147         374,808
Yardville National Bancorp                    22,027         374,679
Alexander's Inc./1/                            5,864         374,416
Hickory Tech Corp.                            41,735         374,405
HEICO Corp.                                   42,054         374,281
Cardiac Science Inc./1/                      163,760         373,373
TriZetto Group Inc. (The)/1/                  90,003         371,712
Graphic Packaging
  International Corp./1/                      67,566         371,613
Woodhead Industries Inc.                      31,252         371,586
Buckle Inc. (The)/1/                          20,985         371,434
Bank of the Ozarks Inc.                       13,294         370,371
Audiovox Corp. Class A/1/                     49,939         370,048
Stoneridge Inc./1/                            38,354         369,349
CNA Surety Corp.                              46,102         368,816
National Presto Industries Inc.               14,046         367,303
SpectraLink Corp./1/                          50,098         367,218
infoUSA Inc./1/                               76,441         366,917
General Cable Corp.                           98,876         365,841
Gulf Island Fabrication Inc./1/               20,920         365,682
Pacific Union Bank/1/                         31,605         365,670
TRC Companies Inc./1/                         27,801         364,749
Drexler Technology Corp./1/                   25,138         364,501
Vastera Inc./1/                               95,644         364,404
Sports Resorts International Inc./1/          72,625         363,851
Buckeye Technologies Inc./1/                  76,591         363,807
Pilgrim's Pride Corp. Class B                 45,520         363,250
Southwest Water Co.                           29,059         363,238
Monro Muffler Brake Inc./1/                   17,290         363,090
Charter Financial Corp.                       11,958         362,447
Concord Camera Corp./1/                       71,999         360,715
Salix Pharmaceuticals Ltd./1/                 53,213         360,252
UniFirst Corp.                                23,296         359,923
Onyx Pharmaceuticals Inc./1/                  43,180         359,689
Intrado Inc./1/                               45,389         358,573
NetFlix Inc./1/                               17,603         358,221
First of Long Island Corp.                    10,393         358,039
Administaff Inc./1/                           57,113         356,956
Entrust Inc./1/                              142,733         356,832
Aaon Inc./1/                                  28,057         356,324
OSI Systems Inc./1/                           22,536         356,294
Resource America Inc. Class A                 44,751         356,218
Roxio Inc./1/                                 57,320         355,384
United Industrial Corp.                       28,446         354,153
Cerus Corp./1/                                40,243         354,138
Unitil Corp.                                  14,155         353,875
William Lyon Homes Inc./1/                    13,996         353,679
White Electronic Designs Corp./1/             52,157         353,624
Playboy Enterprises Inc. Class B/1/           41,583         353,456
First Consulting Group Inc./1/                54,181         352,176
MAPICS Inc./1/                                53,345         352,077
Exact Sciences Corp./1/                       34,085         351,416
Southwest Bancorp Inc.                        15,369         350,413
Pinnacle Entertainment Inc./1/                71,638         349,593

58                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Impax Laboratories Inc./1/                    77,822  $      349,421
AsiaInfo Holdings Inc./1/                     86,419         348,269
OMNOVA Solutions Inc./1/                     118,047         348,239
Sapient Corp./1/                             226,696         346,845
Boston Beer Co. Inc. Class A/1/               27,579         346,392
Lexar Media Inc./1/                          105,051         344,567
Ciphergen Biosystems Inc./1/                  60,975         343,899
TiVo Inc./1/                                  66,892         342,487
Coastal Bancorp Inc.                          11,339         342,438
VIVUS Inc./1/                                 98,139         340,542
Euronet Worldwide Inc./1/                     42,528         340,224
Aether Systems Inc./1/                       107,861         339,762
1-800 CONTACTS INC./1/                        16,768         339,552
Global Power Equipment Group Inc./1/          66,540         339,354
Cepheid Inc./1/                               80,818         338,627
Santander BanCorp                             25,316         338,222
Encore Wire Corp./1/                          39,712         337,552
Financial Industries Corp.                    23,363         337,362
Vicor Corp./1/                                59,127         337,024
Ocwen Financial Corp./1/                     111,385         336,383
AMCOL International Corp.                     59,158         336,017
Centillium Communications Inc./1/             82,771         335,223
4Kids Entertainment Inc./1/                   28,401         335,132
Partners Trust Financial Group Inc.           19,711         335,087
CryoLife Inc./1/                              48,688         333,513
Winston Hotels Inc.                           50,291         332,926
Stein Mart Inc./1/                            65,211         332,576
Bradley Pharmaceuticals Inc./1/               24,662         332,444
Ameristar Casinos Inc./1/                     30,974         332,041
Terayon Communication Systems Inc./1/        193,752         331,316
Gart Sports Co./1/                            17,346         330,962
Great American Financial Resources Inc.       21,808         330,609
EnergySouth Inc.                              12,482         330,149
Capstead Mortgage Corp.                       28,895         329,692
Avatar Holdings/1/                            12,886         329,108
Crawford & Co. Class B                        79,207         328,709
U.S. Physical Therapy Inc./1/                 29,549         328,585
Healthcare Services Group Inc./1/             27,672         328,052
Cornell Cos Inc./1/                           39,039         327,928
Overland Storage Inc./1/                      22,793         327,535
Three-Five Systems Inc./1/                    64,222         327,532
Stanley Furniture Co. Inc.                    15,381         326,846
Shoe Carnival Inc./1/                         21,434         326,225
Insurance Auto Auctions Inc./1/               29,654         326,194
Immunomedics Inc./1/                         122,173         324,980
Transmeta Corp./1/                           324,379         324,379
Warwick Community Bancorp                     10,954         324,238
CSS Industries Inc.                           10,009         324,091
Secure Computing Corp./1/                     88,064         324,076
RadiSys Corp./1/                              48,853         323,895
Stillwater Mining Co./1/                     129,481         323,703
Department 56 Inc./1/                         32,930         323,373
Orthologic Corp./1/                           95,320         323,135
Option Care Inc./1/                           37,985         322,113
CompuCredit Corp./1/                          51,155         321,253
Lufkin Industries Inc.                        16,740         320,571
Syntel Inc./1/                                16,693         320,005
Acadia Realty Trust                           39,887         319,894
Sizeler Property Investors Inc.               34,398         319,557
Integrated Defense Technologies Inc./1/       22,487         319,315
DVI Inc./1/                                   37,170         317,803
Datastream Systems Inc./1/                    46,485         317,028
SBS Technologies Inc./1/                      43,519         316,383
Bei Technologies Inc.                         32,518         315,425
Bassett Furniture Industries Inc.             30,028         315,294
Parkvale Financial Corp.                      14,325         315,150
Phoenix Technologies Ltd./1/                  74,150         315,138
SeeBeyond Technology Corp./1/                155,816         314,748
Children's Place Retail
  Stores Inc. (The)/1/                        34,096         314,024
Massbank Corp.                                11,381         313,205
Glatfelter Co.                                29,374         313,127
Ixia/1/                                       64,173         311,881
C-COR.net Corp./1/                            93,990         310,167
Finisar Corp./1/                             397,126         309,758
Navigators Group Inc./1/                      12,034         309,514
Digimarc Corp./1/                             26,562         309,182

Schedules of Investments                                                      59
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Quixote Corp.                                 19,515  $      308,337
Answerthink Inc./1/                          139,870         307,714
Theragenics Corp./1/                          88,862         307,463
CoBiz Inc.                                    22,113         307,371
Material Sciences Corp./1/                    30,445         306,581
Quanta Services Inc./1/                       95,655         306,096
MRV Communications Inc./1/                   270,497         305,662
LabOne Inc./1/                                15,860         305,305
Columbia Laboratories Inc./1/                 78,134         304,723
Royal Bancshares of Pennsylvania Class A      15,637         304,296
RPC Inc.                                      33,128         303,121
Nara Bancorp Inc.                             23,726         302,032
Oplink Communications Inc./1/                306,668         300,535
Summit Bancshares Inc.                        15,718         300,528
Tyler Technologies Inc./1/                    85,054         300,241
Covenant Transport Inc. Class A/1/            17,635         299,619
Skechers U.S.A. Inc. Class A/1/               46,120         299,319
Epix Medical Inc./1/                          37,369         298,952
Intertan Inc./1/                              63,558         298,723
Prime Medical Service Inc./1/                 40,457         298,168
Republic Bancshares Inc./1/                   14,938         298,013
Netegrity Inc./1/                             80,144         297,334
NN Inc.                                       33,938         297,331
Champion Enterprises Inc./1/                 161,510         297,178
Drugstore.com Inc./1/                         77,568         297,085
Turnstone Systems Inc./1/                    104,935         296,966
Dave & Buster's Inc./1/                       32,779         296,650
Schnitzer Steel Industries Inc. Class A       12,218         296,177
PEC Solutions Inc./1/                         25,138         296,126
Collins & Aikman Corp./1/                     72,609         295,519
Dover Downs Gaming & Entertainment Inc.       29,825         294,969
Immunogen Inc./1/                            125,580         293,857
Genencor International Inc./1/                28,899         293,325
World Acceptance Corp./1/                     32,470         292,230
Coastal Financial Corp.                       24,729         292,049
Grace (W.R.) & Co./1/                        196,279         290,493
Bentley Pharmaceuticals Inc./1/               36,194         290,276
Merchants Bancshares Inc.                     11,915         290,249
Computer Horizons Corp./1/                    93,771         288,815
Midway Games Inc./1/                          87,206         288,652
CardioDynamics International Corp./1/         95,413         288,147
Sun Bancorp Inc. - Pennsylvania Shares        14,769         288,143
AAR Corp.                                     76,228         288,142
Sanderson Farms Inc.                          14,946         286,515
Boyds Collection Ltd. (The)/1/                52,932         285,833
Cholestech Corp./1/                           35,007         284,957
Sipex Corp./1/                                75,926         284,723
SS&C Technologies Inc./1/                     23,434         284,723
Young Innovations Inc./1/                     12,912         284,193
Whitehall Jewellers Inc./1/                   33,405         283,943
BKF Capital Group Inc./1/                     17,472         283,920
Ingles Markets Inc. Class A                   29,702         283,654
SoundView Technology Group Inc./1/           221,604         283,653
Nature's Sunshine Products Inc.               32,326         283,499
Kos Pharmaceuticals Inc./1/                   16,211         283,206
Neoforma Inc./1/                              22,311         282,457
Gray Television Inc. Class A                  26,564         281,578
Sykes Enterprises Inc./1/                     72,164         280,718
Plug Power Inc./1/                            55,432         280,486
Provident Bancorp Inc.                         8,880         279,720
LodgeNet Entertainment Corp./1/               32,889         279,556
Vail Resorts Inc./1/                          25,067         279,497
Sun Bancorp Inc. - New Jersey Shares/1/       19,045         279,200
TriPath Imaging Inc./1/                       65,577         278,702
CPI Corp.                                     21,097         277,004
NYFIX Inc./1/                                 74,608         276,796
Nash Finch Co.                                32,803         276,529
Rent-Way Inc./1/                              76,328         274,781
Metro One Telecommunications Inc./1/          55,169         274,742
First South Bancorp Inc.                       8,386         274,725
Zymogenetics Inc./1/                          29,847         274,592
Tweeter Home Entertainment Group Inc./1/      57,535         274,442
Allos Therapeutics Inc./1/                    68,514         274,056

60                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Artesyn Technologies Inc./1/                  88,264  $      273,618
Aspen Technology Inc./1/                     113,983         273,559
Butler Manufacturing Co.                      16,678         273,519
Starrett (LS) Co. Class A                     19,498         272,972
Penford Corp.                                 22,769         272,545
Powell Industries Inc./1/                     19,521         272,123
Indevus Pharmaceuticals Inc./1/              112,914         270,994
BostonFed Bancorp Inc.                        11,751         268,628
Luminex Corp./1/                              57,386         267,993
First Defiance Financial Corp.                14,445         267,955
On Assignment Inc./1/                         63,106         266,938
Associated Estates Realty Corp.               48,514         266,827
Guilford Pharmaceuticals Inc./1/              72,035         266,529
Bell Microproducts Inc./1/                    51,926         265,342
LTC Properties Inc.                           42,052         264,507
Zygo Corp./1/                                 46,461         263,898
Shenandoah Telecommunications Co.              9,674         263,810
Astec Industries Inc./1/                      45,362         263,553
Neose Technologies Inc./1/                    36,887         263,004
Cole National Corp./1/                        29,125         262,125
Dynamics Research Corp./1/                    19,980         260,939
Redback Networks Inc./1/                     449,613         260,776
Century Bancorp Inc. Class A                   9,518         260,317
Dril-Quip Inc./1/                             19,027         260,099
Ultimate Electronics Inc./1/                  32,708         260,029
American Home Mortgage Holdings Inc.          25,777         258,028
Portal Software Inc./1/                      357,833         257,640
POZEN Inc./1/                                 67,376         256,029
Tenneco Automotive Inc./1/                   113,228         255,895
Aftermarket Technology Corp./1/               22,643         255,866
Horizon Organic Holding Corp./1/              19,498         255,424
Microtune Inc./1/                            120,906         255,112
Wackenhut Corrections Corp./1/                26,000         254,800
Roanoke Electric Steel Corp.                  29,232         254,318
Zomax Inc./1/                                 87,683         254,281
Cantel Medical Corp./1/                       19,904         254,174
Caliper Technologies Corp./1/                 72,427         253,494
U.S. Concrete Inc./1/                         60,299         253,256
Quidel Corp./1/                               76,446         253,036
Xicor Inc./1/                                 62,244         252,711
Brush Engineered Materials Inc./1/            49,674         251,847
Summit America Television Inc./1/            104,996         249,785
Comfort Systems USA Inc./1/                  113,024         249,783
Buca Inc./1/                                  45,366         249,513
Spartan Motors Inc.                           28,442         249,152
1-800-FLOWERS.COM Inc./1/                     36,905         248,002
Dura Automotive Systems Inc./1/               44,196         247,498
Alico Inc.                                    10,188         247,161
Medical Staffing Network Holdings
  Inc./1/                                     23,276         246,726
Martha Stewart Living Omnimedia Inc.
  Class A/1/                                  29,837         244,962
LendingTree Inc./1/                           20,982         244,860
Array BioPharma Inc./1/                       57,324         244,773
SuperGen Inc./1/                              87,644         244,527
American Medical Security Group Inc./1/       18,453         244,318
Lifeline Systems Inc./1/                      11,953         244,080
Volt Information Sciences Inc./1/             23,737         243,542
PICO Holdings Inc./1/                         19,509         242,692
Republic Bancorp Inc. Class A                 20,967         241,121
Interland Inc./1/                            364,818         240,780
LeCroy Corp./1/                               24,655         240,140
Infonet Services Corp. Class B/1/            187,301         239,745
Rex Stores Corp./1/                           23,489         238,413
Compucom Systems Inc./1/                      68,025         238,087
Drew Industries Inc./1/                       15,640         237,884
Franklin Financial Corp.                       8,155         237,474
NorthWestern Corp.                           112,286         235,801
Applica Inc./1/                               48,187         235,634
National Health Realty Inc.                   17,615         234,632
Del Laboratories Inc./1/                      12,460         234,373
Deb Shops Inc.                                12,529         234,054
Intermet Corp.                                64,217         233,750
AstroPower Inc./1/                            55,856         233,478
Vans Inc./1/                                  54,950         232,988
Sauer-Danfoss Inc.                            29,256         232,293
Wellsford Real Properties Inc./1/             15,879         230,563
Standard Motor Products Inc.                  20,655         229,271
Vesta Insurance Group                        102,245         229,029

Schedules of Investments                                                      61
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Westfield Financial Inc.                      14,837  $      228,490
Kosan Biosciences Inc./1/                     51,211         228,401
World Wrestling Entertainment Inc./1/         29,815         228,383
PDF Solutions Inc./1/                         35,883         227,857
Verint Systems Inc./1/                        13,443         227,187
RMH Teleservices Inc./1/                      34,827         226,376
Interpool Inc.                                16,681         224,359
Century Aluminum Co.                          35,285         224,060
Caminus Corp./1/                              25,186         223,904
Schawk Inc.                                   23,064         223,721
TransMontaigne Inc./1/                        52,788         222,237
Water Pik Technologies Inc./1/                31,714         221,998
American Superconductor Corp./1/              61,029         221,535
Chicago Pizza & Brewery Inc./1/               31,433         220,660
PLATO Learning Inc./1/                        49,254         220,658
Computer Programs & Systems Inc./1/            8,981         220,034
Harvard Bioscience Inc./1/                    58,510         219,412
Sequenom Inc./1/                             119,258         219,315
Dynacq International Inc./1/                  16,082         217,750
Arden Group Inc. Class A/1/                    4,101         217,189
Raindance Communications Inc./1/             128,870         216,502
Alamo Group Inc.                              18,539         216,165
Great Atlantic & Pacific Tea Co./1/           50,051         215,720
WCI Communities Inc./1/                       20,580         215,267
Cherokee Inc./1/                              14,248         213,720
La Jolla Pharmaceutical Co./1/               126,367         213,560
Willow Grove Bancorp Inc.                     14,428         213,534
Proxim Corp. Class A/1/                      355,732         213,439
IMCO Recycling Inc./1/                        33,575         213,201
Northwest Pipe Co./1/                         17,164         212,834
Metris Companies Inc.                         90,499         212,673
Milacron Inc.                                 51,227         212,592
Alliance Semiconductor Corp./1/               66,382         212,422
Nu Horizons Electronics Corp./1/              42,788         210,089
Ducommun Inc./1/                              20,568         209,794
Lawson Software Inc./1/                       44,828         208,002
Hexcel Corp./1/                               71,052         206,761
Champps Entertainment Inc./1/                 24,681         206,333
Pomeroy Computer Resources/1/                 29,602         206,326
Crown Media Holdings Inc./1/                  74,782         205,650
NASB Financial Inc.                            9,127         205,358
Research Frontiers Inc./1/                    28,675         204,740
FSI International Inc./1/                     87,644         204,211
Bone Care International Inc./1/               28,607         203,968
Closure Medical Corp./1/                      15,745         203,740
Matria Healthcare Inc./1/                     20,884         203,619
Salton Inc./1/                                19,350         203,175
Ulticom Inc./1/                               31,626         203,039
Nelson (Thomas) Inc./1/                       23,833         202,819
Coldwater Creek Inc./1/                       21,351         202,621
BE Aerospace Inc./1/                         106,460         202,274
Manufacturers Services Ltd./1/                42,862         201,451
Ambassadors Group Inc./1/                     16,626         201,008
Finlay Enterprises Inc./1/                    15,857         200,750
P.A.M. Transportation Services Inc./1/         9,175         200,749
Nastech Pharmaceutical Co. Inc./1/            23,584         200,464
Virage Logic Corp./1/                         32,058         200,363
Paxson Communications Corp./1/                91,872         200,281
deCODE genetics Inc./1/                      108,033         199,861
QRS Corp./1/                                  40,656         199,621
Petroleum Helicopters Inc./1/                  7,529         199,067
Tasty Baking Company                          24,097         198,800
Princeton Review Inc. (The)/1/                47,971         197,641
Bioreliance Corp./1/                          10,206         197,180
MarineMax Inc./1/                             21,850         197,087
Biopure Corp./1/                              58,977         196,983
Remedy Temp Inc./1/                           16,351         196,703
Semitool Inc./1/                              47,955         196,136
Credit Acceptance Corp./1/                    39,863         195,329
IXYS Corp./1/                                 36,884         195,116
FPIC Insurance Group Inc./1/                  26,162         194,384
HealthTronics Surgical Services Inc./1/       23,742         193,972
Banc Corp. (The)                              38,994         193,800
Netro Corp./1/                                72,044         193,798
ANADIGICS Inc./1/                             91,330         193,620
MIPS Technologies Inc. Class A/1/            106,359         193,573
SEMCO Energy Inc.                             54,920         193,318
Quaker Fabric Corp.                           34,894         191,917

62                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
eUniverse Inc./1/                             37,645  $      191,613
InterCept Inc./1/                             46,612         191,575
Keithley Instruments Inc.                     17,695         191,283
Allscripts Healthcare Solutions Inc./1/       69,312         190,608
Goody's Family Clothing Inc./1/               47,223         190,309
Nuance Communications Inc./1/                 86,291         188,114
Independence Holding Co.                       9,773         187,935
Value Line Inc.                                4,060         187,369
Seaboard Corp.                                   927         187,254
Integrated Silicon Solution Inc./1/           79,676         187,239
Altiris Inc./1/                               14,903         186,138
Modtech Holdings Inc./1/                      26,523         184,600
Lannett Co. Inc./1/                           16,670         184,198
AVANIR Pharmaceuticals Class A/1/            173,771         184,197
Asbury Automotive Group Inc./1/               22,879         183,032
Actuate Corp./1/                             131,613         182,810
Steinway Musical Instruments Inc./1/          12,365         182,631
Marine Products Corp.                         19,616         182,429
Mothers Work Inc./1/                           8,204         181,719
Charlotte Russe Holding Inc./1/               22,423         181,178
Oregon Steel Mills Inc./1/                    77,028         181,016
PDI Inc./1/                                   24,404         180,590
Horizon Offshore Inc./1/                      52,746         179,336
SpeechWorks International Inc./1/             77,092         178,853
PriceSmart Inc./1/                            11,954         178,712
APAC Customer Services Inc./1/                76,942         178,505
Proton Energy Systems Inc./1/                 72,136         177,455
SITEL Corp./1/                               169,002         177,452
StorageNetworks Inc./1/                      197,167         177,450
Acme Communications Inc./1/                   27,496         177,349
Avigen Inc./1/                                59,943         175,633
HealthExtras Inc./1/                          45,404         174,805
MapInfo Corp./1/                              45,134         174,669
Party City Corp./1/                           21,818         174,544
Maui Land & Pineapple Co. Inc./1/              8,779         172,507
Green Mountain Coffee Roasters Inc./1/         9,371         172,239
Mail-Well Inc./1/                             84,788         172,120
iGATE Corp./1/                                60,003         170,409
Beasley Broadcast Group Inc. Class A/1/       17,497         169,896
Trico Marine Services Inc./1/                 65,566         169,816
Embrex Inc./1/                                21,485         169,731
First Horizon Pharmaceutical Corp./1/         66,419         168,040
Sanchez Computer Associates Inc./1/           40,869         167,972
Wilsons The Leather Experts Inc./1/           42,057         167,387
Net2Phone Inc./1/                             50,092         167,307
ADE Corp./1/                                  27,968         166,410
Capstone Turbine Corp./1/                    230,913         166,257
Aphton Corp./1/                               66,220         165,550
Mestek Inc./1/                                 9,050         165,525
OPNET Technologies Inc./1/                    30,157         164,959
Medis Technologies Ltd./1/                    32,193         164,828
Inet Technologies Inc./1/                     27,901         164,616
UAL Corp./1/                                 194,115         163,057
Specialty Laboratories Inc./1/                19,410         163,044
Merix Corp./1/                                40,652         162,608
Texas Biotech Corp./1/                       130,435         161,739
Mesaba Holdings Inc./1/                       28,538         160,669
Illumina Inc./1/                              70,861         160,146
Richardson Electronics Ltd.                   19,216         159,320
Factory 2-U Stores Inc./1/                    38,780         158,998
TTM Technologies Inc./1/                      46,098         158,577
Kyphon Inc./1/                                17,984         157,917
Terra Industries Inc./1/                     116,070         157,855
Q-Med Inc./1/                                 22,916         156,516
NetRatings Inc./1/                            24,046         156,299
Kforce Inc./1/                                57,773         155,987
NATCO Group Inc. Class A/1/                   27,378         154,686
Peregrine Pharmaceuticals Inc./1/            306,971         153,486
Bebe Stores Inc./1/                           12,983         153,199
ArQule Inc./1/                                63,398         152,789
Virco Manufacturing Corp.                     15,833         152,630
Embarcadero Technologies Inc./1/              23,928         151,244
Syntroleum Corp./1/                           58,820         151,167
Vitria Technology Inc./1/                    221,186         150,406
NetScout Systems Inc./1/                      53,809         150,073

Schedules of Investments                                                      63
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
National Beverage Corp./1/                    10,714  $      149,675
Dover Motorsports Inc.                        46,730         148,601
WESCO International Inc./1/                   42,070         147,245
Escalade Inc./1/                              10,699         146,255
Sangamo BioSciences Inc./1/                   50,831         145,885
ABIOMED Inc./1/                               37,296         145,454
Benihana Inc./1/                              14,063         144,849
Omnicell Inc./1/                              43,462         143,859
Vical Inc./1/                                 56,647         143,317
ParkerVision Inc./1/                          25,402         143,267
Neurogen Corp./1/                             38,750         141,050
Magnetek Inc./1/                              58,645         140,748
Exploration Company of
  Delaware (The)/1/                           46,694         140,549
General Binding Corp./1/                      17,725         140,027
Checkers Drive-in Restaurants Inc./1/         24,621         139,847
Discovery Partners
  International Inc./1/                       50,719         139,477
RCN Corp./1/                                 191,785         138,085
PetroQuest Energy Inc./1/                     91,317         137,889
Avanex Corp./1/                              174,554         136,152
Virbac Corp./1/                               26,046         135,960
Covansys Corp./1/                             57,281         135,756
Radiologix Inc./1/                            59,914         135,406
MasTec Inc./1/                                59,911         134,800
Res-Care Inc./1/                              46,119         134,667
Restoration Hardware Inc./1/                  53,335         133,871
EMC Insurance Group Inc.                       7,027         132,810
Genzyme Corp. - Biosurgery Division/1/       112,069         132,353
Witness Systems Inc./1/                       41,085         131,472
Coca-Cola Bottling Co. Consolidated            2,631         131,287
Michael Baker Corp./1/                        15,192         130,955
Homestore.com Inc./1/                        230,597         129,134
Seattle Genetics Inc./1/                      53,818         128,087
Triton PCS Holdings Inc. Class A/1/           58,026         127,657
Carmike Cinemas Inc./1/                        6,606         127,165
RITA Medical Systems Inc./1/                  29,913         127,130
NIC Inc./1/                                   72,169         126,296
U.S. Xpress Enterprises Inc. Class A/1/       16,679         126,093
Monterey Pasta Co./1/                         41,977         125,931
Price Legacy Corporation/1/                   48,742         124,292
Tellium Inc./1/                              233,852         123,942
MetaSolv Inc./1/                              86,763         123,203
Midas Inc./1/                                 16,677         121,742
Ladish Co. Inc./1/                            27,168         120,898
Quovadx Inc./1/                               62,325         120,287
AMERCO/1/                                     29,676         119,921
Seminis Inc. Class A/1/                       41,410         119,675
Chordiant Software Inc./1/                   107,035         118,809
EMCORE Corp./1/                               71,835         118,528
Carreker Corp./1/                             57,675         118,234
Championship Auto Racing Teams Inc./1/        32,267         118,097
Sypris Solutions Inc.                         14,856         117,065
SCM Microsystems Inc./1/                      46,741         116,853
Smart & Final Inc./1/                         35,242         116,299
ONYX Software Corp./1/                       131,112         115,379
Technical Olympic USA Inc./1/                  6,824         114,984
Endocardial Solutions Inc./1/                 41,276         114,335
Mattson Technology Inc./1/                    62,735         114,178
Trans World Entertainment Corp./1/            49,593         113,568
Synaptics Inc./1/                             14,973         112,298
Ariad Pharmaceuticals Inc./1/                 86,804         111,109
3D Systems Corp./1/                           23,818         110,992
DHB Industries Inc./1/                        49,949         110,887
Active Power Inc./1/                          99,866         110,851
Omega Healthcare Investors Inc./1/            48,141         110,724
Tripos Inc./1/                                21,844         110,312
Alliance Imaging Inc./1/                      35,015         109,947
Applied Molecular Evolution Inc./1/           39,329         108,941
Meridian Resource Corp. (The)/1/              94,698         108,903
Lifecore Biomedical Inc./1/                   29,800         107,876
PLX Technology Inc./1/                        45,312         107,843
Paradyne Networks Inc./1/                     82,247         106,921
Kendle International Inc./1/                  31,560         106,357
ON Semiconductor Corp./1/                     83,569         106,133
Trikon Technologies Inc./1/                   30,811         105,990
California First National Bancorp             10,330         105,366

64                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Information Resources Inc./1/                 81,944  $      104,888
AEP Industries Inc./1/                        12,031         104,068
Progenics Pharmaceuticals Inc./1/             23,518         103,950
Durect Corp./1/                               74,030         103,642
PC Connection Inc./1/                         19,730         103,583
ProxyMed Inc./1/                              13,646         102,345
Inforte Corp./1/                              17,252         101,959
Dominion Homes Inc./1/                         7,495         101,932
Overstock.com Inc./1/                         10,404         101,439
Catapult Communications Corp./1/              15,911         101,194
Bruker Daltonics Inc./1/                      33,468         100,103
Castle (A.M.) & Co./1/                        20,894          99,246
Nassda Corp./1/                               14,982          98,881
Daisytek International Corp./1/               52,875          98,876
MedCath Corp./1/                              19,008          98,081
Allegiance Telecom Inc./1/                   326,689          98,007
Johnson Outdoors Inc. Class A/1/              10,959          97,535
EarthShell Corp./1/                          198,060          97,049
Wyndham International Inc. Class A/1/        449,003          94,291
GSI Commerce Inc./1/                          55,685          94,108
Ceres Group Inc./1/                           56,868          93,832
Bio-Reference Laboratories Inc./1/            21,873          91,648
Synplicity Inc./1/                            28,648          91,387
Digitas Inc./1/                               27,963          90,320
I-many Inc./1/                               120,212          90,159
Urologix Inc./1/                              41,585          89,824
ICT Group Inc./1/                              9,158          88,466
Luby's Inc./1/                                66,943          88,365
Gaiam Inc./1/                                 16,342          87,757
Monarch Casino & Resort Inc./1/                9,600          87,456
Somera Communications Inc./1/                 93,758          87,195
August Technology Corp./1/                    21,880          85,770
DJ Orthopedics Inc./1/                        21,884          85,566
DiamondCluster International Inc. Class
  A/1/                                        60,634          84,888
Nanometrics Inc./1/                           21,576          84,146
NYMAGIC Inc.                                   4,314          83,476
Pain Therapeutics Inc./1/                     47,776          81,697
Acclaim Entertainment Inc./1/                208,712          81,398
Liquidmetal Technologies/1/                   15,013          81,370
Culp Inc./1/                                  18,077          80,623
Guess? Inc./1/                                22,478          80,022
US Unwired Inc./1/                           266,714          80,014
Handspring Inc./1/                           128,855          79,890
Med-Design Corp. (The)/1/                     25,431          79,853
Alamosa Holdings Inc./1/                     220,888          79,520
Flow International Corp./1/                   39,432          78,864
Sonic Innovations Inc./1/                     32,563          78,151
Cache Inc./1/                                  7,749          77,877
DocuCorp International Inc./1/                23,547          77,470
Bridgeford Food Corp.                          8,698          75,934
Novadigm Inc./1/                              40,613          75,134
ITXC Corp./1/                                 53,098          74,337
Pegasystems Inc./1/                           18,248          72,810
Inter Parfums Inc.                             9,852          72,412
Foamex International Inc./1/                  64,229          71,936
Acacia Research -
  Acacia Technologies/1/                      58,914          71,286
Tropical Sportswear
  International Corp./1/                      15,633          71,130
Mossimo Inc./1/                               14,700          70,854
Revlon Inc. Class A/1/                        25,642          70,772
Fleming Companies Inc.                       138,218          69,109
IMPCO Technologies Inc./1/                    33,814          67,966
UbiquiTel Inc./1/                            175,835          66,817
CompX International Inc.                      11,032          65,971
Stratos Lightwave Inc./1/                     20,884          65,158
Acacia Research - CombiMatrix/1/              32,868          61,792
Columbus McKinnon Corp./1/                    36,708          59,100
Next Level Communications Inc./1/             49,527          58,442
Rigel Pharmaceuticals Inc./1/                 78,722          58,254
Protection One Inc./1/                        35,494          56,435
Electroglas Inc./1/                           63,409          55,800
Centennial Communications Corp./1/            29,970          54,246
SimpleTech Inc./1/                            21,495          53,738
Viewpoint Corp./1/                           110,693          50,919
Private Media Group Inc./1/                   43,079          50,833
Midwest Express Holdings Inc./1/              39,055          50,381
Advanced Power Technology Inc./1/             16,462          50,374
NaPro BioTherapeutics Inc./1/                 76,420          49,673

Schedules of Investments                                                      65
iSHARES RUSSELL 2000 INDEX FUND
March 31, 2003

Security                                      Shares           Value
--------------------------------------------------------------------
Inrange Technologies Corp./1/                 26,096  $       47,756
Read-Rite Corp./1/                            72,303          46,997
MedSource Technologies Inc./1/                24,825          44,933
Hall Kinion & Associates Inc./1/              30,076          44,512
Optical Communication Products Inc./1/        44,806          43,462
Bush Industries Inc. Class A                  25,355          41,329
Penn Traffic Company (The)/1/                 32,022          39,707
Atlas Air Worldwide Holdings Inc./1/          49,278          39,422
ClearOne Communications Inc./1,2/             26,707          37,924
AXT Inc./1/                                   55,920          37,466
Alaska Communications Systems Group
  Inc./1/                                     18,609          37,218
ATA Holdings Corp./1/                          9,675          36,281
Bruker AXS Inc./1/                            27,061          36,262
dELiA*s Corp. Class A/1/                      97,076          33,977
Therma-Wave Inc./1/                           74,047          33,321
Infogrames Inc./1/                            16,680          29,690
BriteSmile Inc./1/                             2,415          27,724
Aurora Foods Inc./1/                          70,767          26,891
Penton Media Inc./1/                          44,609          24,535
Suntron Corp./1/                               7,445          23,824
Women First HealthCare Inc./1/                46,305          23,153
MCSi Inc./1/                                  65,643          22,319
DDi Corp./1/                                 143,944          21,592
AirGate PCS Inc./1/                           73,353          18,338
Ascent Media Group Inc. Class A/1/            14,433          16,742
FAO Inc./1/                                   49,943          10,488
Cross Media Marketing Corp./1/                25,122           8,793
SONICblue Inc./1/                            238,252           6,671
Deltagen Inc./1/                              23,754           6,414
TOTAL COMMON STOCKS
  (Cost: $2,498,131,932)                               1,704,900,813

SHORT TERM INSTRUMENTS - 0.81%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,762,531       1,762,531
BlackRock Temp Cash Money Market Fund 11,910,799 11,910,799 Goldman Sachs Financial Square Prime
  Obligation Fund                             64,847          64,847
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $13,738,177)                                     13,738,177

TOTAL INVESTMENTS IN SECURITIES - 100.71%
  (COST $2,511,870,109)                                1,718,638,990
Other Assets, Less Liabilities - (0.71%)                 (12,093,832)
                                                      --------------
NET ASSETS - 100.00%                                  $1,706,545,158
                                                      ==============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

                                      2003 iShares Annual Report to Shareholders
66

Schedule of Investments

iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 99.95%
Scios Inc./1/                                104,623  $  4,609,689
Corinthian Colleges Inc./1/                   85,543     3,378,948
Macerich Co. (The)                           104,682     3,316,326
Covance Inc./1/                              140,686     3,252,660
Stericycle Inc./1/                            82,014     3,082,906
Corporate Executive Board Co. (The)/1/        83,582     2,977,191
Chesapeake Energy Corp.                      378,111     2,971,952
Cognizant Technology Solutions Corp./1/       43,947     2,959,830
InterDigital Communications Corp./1/         122,900     2,781,596
ITT Educational Services Inc./1/              95,952     2,686,656
Neurocrine Biosciences Inc./1/                63,604     2,657,375
Federal Realty Investment Trust               87,081     2,644,650
Respironics Inc./1/                           75,402     2,591,642
Chelsea Property Group Inc.                   68,686     2,558,553
FTI Consulting Inc./1/                        54,948     2,539,697
IDEXX Laboratories Inc./1/                    71,979     2,517,106
Rambus Inc./1/                               188,645     2,492,000
AMETEK Inc.                                   74,641     2,463,899
Key Energy Services Inc./1/                  239,026     2,409,382
Hilb, Rogal & Hamilton Co.                    75,409     2,355,777
Pacific Capital Bancorp                       79,016     2,342,034
United Bancshares Inc.                        82,675     2,290,098
Western Digital Corp./1/                     247,002     2,237,838
ResMed Inc./1/                                68,701     2,197,058
Washington Real Estate Investment Trust       83,164     2,159,769
Apria Healthcare Group Inc./1/                92,133     2,152,227
Cabot Microelectronics Corp./1/               51,308     2,148,266
CACI International Inc. Class A/1/            64,198     2,141,645
Sonic Corp./1/                                82,129     2,091,004
Pacific Sunwear of California Inc./1/        102,093     2,077,593
Take-Two Interactive Software Inc./1/         92,497     2,067,308
Cooper Companies Inc.                         68,804     2,057,240
Ameritrade Holding Corp./1/                  412,721     2,047,096
Airgas Inc./1/                               109,770     2,031,843
CLARCOR Inc.                                  56,083     2,030,205
First Bancorp                                 75,204     2,029,004
Unit Corp./1/                                 98,115     1,990,753
International Bancshares Corp.                51,257     1,989,284
Landstar System Inc./1/                       34,447     1,980,703
TECHNE Corp./1/                               93,929     1,941,512
Evergreen Resources Inc./1/                   42,818     1,940,084
Avocent Corp./1/                              82,961     1,936,310
UCBH Holdings Inc.                            44,025     1,936,220
Olin Corp.                                   106,130     1,928,382
Roper Industries Inc.                         65,904     1,901,330
Invacare Corp.                                59,439     1,871,734
Amylin Pharmaceuticals Inc./1/               115,399     1,869,464
Intergraph Corp./1/                          105,577     1,830,705
Hyperion Solutions Corp./1/                   75,393     1,828,280
Waste Connections Inc./1/                     52,810     1,821,945
Shurgard Storage Centers Inc. Class A         58,563     1,818,381
Varian Inc./1/                                63,138     1,809,535
Patina Oil & Gas Corp.                        54,197     1,783,081
Chittenden Corp.                              67,365     1,760,921
NBTY Inc./1/                                  92,404     1,751,980
Overture Services Inc./1/                    115,228     1,748,009
Mills Corp.                                   55,633     1,735,750
Pharmaceutical Resources Inc./1/              40,811     1,733,651
Staten Island Bancorp Inc.                   116,068     1,731,735
Del Monte Foods Co./1/                       231,820     1,729,377
Regis Corp.                                   68,778     1,713,260
Essex Property Trust Inc.                     32,526     1,699,483
Alexandria Real Estate Equities Inc.          40,180     1,689,569
Hot Topic Inc./1/                             71,489     1,666,409
Brookline Bancorp Inc.                       132,714     1,661,579
Perrigo Co.                                  138,318     1,643,218
Cognex Corp./1/                               76,027     1,609,492
Flir Systems Inc./1/                          33,758     1,600,467
Panera Bread Co. Class A/1/                   51,959     1,584,230
Maverick Tube Corp./1/                        85,115     1,583,139
TrustCo Bank Corp. NY                        163,188     1,571,500
Linens 'N Things Inc./1/                      77,237     1,569,456
Kronos Inc./1/                                44,557     1,561,723
Foundry Networks Inc./1/                     194,220     1,561,529
Silicon Laboratories Inc./1/                  59,508     1,556,134
Sepracor Inc./1/                             114,306     1,547,703
FactSet Research Systems Inc.                 47,112     1,528,784
Mentor Corp.                                  89,226     1,526,657

Schedules of Investments                                                      67
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Cree Inc./1/                                  82,106  $  1,520,603
DoubleClick Inc./1/                          193,241     1,501,483
Smucker (J.M.) Co. (The)                      42,854     1,498,604
CAL Dive International Inc./1/                83,171     1,497,910
Grey Wolf Inc./1/                            377,544     1,487,523
Baldor Electric Co.                           68,877     1,473,968
Pinnacle Systems Inc./1/                     141,356     1,471,516
Otter Tail Corp.                              56,154     1,454,389
Priority Healthcare Corp. Class B/1/          54,432     1,450,613
CVB Financial Corp.                           74,557     1,444,915
Matthews International Corp. Class A          62,011     1,436,175
Documentum Inc./1/                           108,166     1,419,138
Varian Semiconductor Equipment
  Associates Inc./1/                          69,406     1,411,718
S&T Bancorp Inc.                              54,694     1,398,526
Trimeris Inc./1/                              33,833     1,393,243
Arbitron Inc./1/                              43,817     1,388,999
Bio-Rad Laboratories Inc. Class A/1/          38,241     1,367,116
Fred's Inc.                                   48,991     1,364,399
Cathay Bancorp Inc.                           34,905     1,362,691
P.F. Chang's China Bistro Inc./1/             36,515     1,351,055
Mercury Computer Systems Inc./1/              48,987     1,332,446
Wilson Greatbatch Technologies Inc./1/        47,352     1,325,382
Mentor Graphics Corp./1/                     148,057     1,323,630
Jeffries Group Inc.                           36,588     1,315,339
Price Communications Corp./1/                109,114     1,305,003
Lincoln Electric Holding Inc.                 71,923     1,298,929
Martek Biosciences Corp./1/                   45,072     1,285,453
Skyworks Solutions Inc./1/                   205,422     1,279,779
Too Inc./1/                                   76,681     1,273,671
Alliance Gaming Corp./1/                      84,757     1,271,355
Oshkosh Truck Corp.                           20,366     1,268,802
American Italian Pasta Co. Class A/1/         29,322     1,268,176
Kroll Inc./1/                                 59,107     1,265,481
Borland Software Corp./1/                    137,235     1,262,562
National Penn Bancshares Inc.                 46,602     1,260,584
Plantronics Inc./1/                           85,427     1,248,088
SanDisk Corp./1/                              73,996     1,244,613
UGI Corp.                                     27,058     1,236,551
McDATA Corp. Class A/1/                      143,120     1,229,401
Albany International Corp. Class A            53,576     1,227,426
DRS Technologies Inc./1/                      49,022     1,226,040
ADVO Inc./1/                                  37,031     1,222,023
Red Hat Inc./1/                              224,180     1,217,297
Penn National Gaming Inc./1/                  68,499     1,215,857
InterMune Inc./1/                             56,215     1,205,812
SCP Pool Corp./1/                             40,520     1,203,849
Carlisle Companies Inc.                       29,668     1,201,257
Progress Software Corp./1/                    66,152     1,187,428
Power Integrations Inc./1/                    57,012     1,181,859
ATMI Inc./1/                                  61,281     1,180,272
Brady Corp. Class A                           41,599     1,176,420
ImClone Systems Inc./1/                       70,756     1,173,134
Hovnanian Enterprises Inc. Class A/1/         33,940     1,172,627
Rare Hospitality International Inc./1/        42,109     1,172,315
Medicines Co. (The)/1/                        62,609     1,167,032
THQ Inc./1/                                   89,058     1,164,879
AmSurg Corp./1/                               46,160     1,163,232
Connetics Corp./1/                            69,089     1,157,241
Dime Community Bancshares                     50,430     1,151,317
VISX Inc./1/                                 108,371     1,148,733
Cost Plus Inc./1/                             43,561     1,146,526
Quiksilver Inc./1/                            37,169     1,138,115
Strayer Education Inc.                        20,622     1,132,148
Engineered Support Systems Inc.               28,797     1,127,403
ABM Industries Inc.                           85,332     1,121,262
Alkermes Inc./1/                             123,377     1,119,029
Simpson Manufacturing Co. Inc./1/             32,960     1,114,048
Avid Technology Inc./1/                       50,244     1,112,402
Enzon Pharmaceuticals Inc./1/                 97,335     1,104,752
Rollins Inc.                                  47,938     1,104,012
Macrovision Corp./1/                          91,497     1,097,049
United Natural Foods Inc./1/                  42,936     1,094,868
Hollywood Entertainment Corp./1/              66,841     1,072,130
Pediatrix Medical Group Inc./1/               42,634     1,071,819
Mediacom Communications Corp./1/             121,337     1,067,766
Knight Transportation Inc./1/                 54,095     1,065,131
BioMarin Pharmaceutical Inc./1/               93,430     1,060,430
Rogers Corp./1/                               35,667     1,060,023
Southwest Bancorp of Texas Inc./1/            35,129     1,054,924
Harleysville National Corp.                   43,340     1,054,462

68                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Ryan's Family Steak Houses Inc./1/           100,265  $  1,052,883
IGEN International Inc./1/                    29,691     1,050,764
Axcelis Technologies Inc./1/                 221,653     1,048,419
Cyberonics Inc./1/                            48,999     1,048,089
Anchor BanCorp Wisconsin Inc.                 47,679     1,046,554
Grey Global Group Inc.                         1,687     1,040,862
Glimcher Realty Trust                         54,168     1,040,026
Yankee Candle Co. Inc. (The)/1/               61,052     1,039,716
Superior Industries International Inc.        28,464     1,036,944
Entegris Inc./1/                             103,826     1,034,107
NPS Pharmaceuticals Inc./1/                   66,462     1,027,503
Delta & Pine Land Co.                         45,201     1,021,995
Lone Star Technologies Inc./1/                48,329     1,020,708
INAMED Corp./1/                               28,323     1,013,114
Extreme Networks Inc./1/                     232,717     1,007,665
Legato Systems Inc./1/                       196,371     1,007,383
Frontier Oil Corp.                            58,850     1,006,335
Arch Coal Inc.                                52,835     1,004,393
BARRA Inc./1/                                 33,805     1,003,670
MEMC Electronics Materials Inc./1/            89,101     1,002,386
Biosite Inc./1/                               25,863       993,398
East West Bancorp Inc.                        32,193       993,154
Black Box Corp.                               32,963       976,694
Telik Inc./1/                                 72,233       970,812
Spinnaker Exploration Co./1/                  49,471       960,727
Integra LifeSciences Holdings Corp./1/        41,726       959,698
Chateau Communities Inc.                      50,867       958,843
Odyssey Healthcare Inc./1/                    40,228       956,220
Airtran Holdings Inc./1/                     142,046       955,970
Province Healthcare Co./1/                   107,793       953,968
Commonwealth Telephone Enterprises
  Inc./1/                                     24,491       950,741
Donnelley (R.H.) Corp./1/                     31,974       948,988
New Century Financial Corp.                   30,334       945,844
Vicuron Pharmaceuticals Inc./1/               87,135       943,672
Christopher & Banks Corp./1/                  53,065       939,250
Superior Energy Services Inc./1/             109,603       937,106
Sotheby's Holdings Inc. Class A/1/           102,060       936,911
Station Casinos Inc./1/                       44,365       936,545
Exar Corp./1/                                 73,553       934,859
OmniVision Technologies Inc./1/               45,064       933,726
Sylvan Learning Systems Inc./1/               58,791       933,601
KV Pharmaceuticals Co./1/                     51,505       932,241
Dionex Corp./1/                               28,173       930,554
SurModics Inc./1/                             30,056       929,031
Community First Bankshares Inc.               36,323       928,053
Marvel Enterprises Inc./1/                    66,904       924,613
Sonus Networks Inc./1/                       407,629       917,165
Resources Connection Inc./1/                  42,919       913,316
Tupperware Corp.                              66,010       912,258
Pennsylvania Real Estate
  Investment Trust                            31,833       912,015
Tekelec/1/                                   104,964       911,088
Southwestern Energy Co./1/                    69,002       903,926
Frontier Financial Corp.                      36,361       896,299
W-H Energy Services Inc./1/                   52,327       895,838
Pacific Northwest Bancorp                     32,213       893,911
Argosy Gaming Co./1/                          44,677       892,646
WD-40 Co.                                     35,978       892,254
Chiquita Brands International Inc./1/         81,298       891,839
Nautilus Group Inc. (The)                     62,385       889,610
Digital Insight Corp./1/                      63,654       887,973
Harland (John H.) Co.                         36,523       887,874
Ariba Inc./1/                                314,731       887,541
IHOP Corp./1/                                 39,302       885,867
MICROS Systems Inc./1/                        37,381       878,827
Micromuse Inc./1/                            168,433       875,852
Plexus Corp./1/                               95,325       872,224
Headwaters Inc./1/                            61,848       868,964
FEI Co./1/                                    54,324       867,011
United Community Banks Inc.                   37,512       864,652
Thor Industries Inc.                          34,496       863,435
Advanced Neuromodulation
  Systems Inc./1/                             20,119       863,105
Genesis Microchip Inc./1/                     69,080       862,118
Manufactured Home Communities Inc.            29,063       860,265
Identix Inc./1/                              190,698       858,141
NDCHealth Corp.                               51,081       856,628
Cray Inc./1/                                 128,734       852,219
Libbey Inc.                                   34,633       851,972
Trimble Navigation Ltd./1/                    44,963       851,599

Schedules of Investments                                                      69
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Idex Corp.                                    29,133  $    844,857
Cross Country Inc./1/                         73,362       843,663
Keane Inc./1/                                102,646       839,644
Haemonetics Corp./1/                          38,302       836,899
Informatica Corp./1/                         128,983       831,940
ElkCorp                                       43,693       830,167
Digital River Inc./1/                         60,353       826,233
SureWest Communications                       30,204       826,079
W Holding Co. Inc.                            44,862       823,666
American Tower Corp. Class A/1/              149,200       823,584
Coinstar Inc./1/                              49,039       823,365
Endo Pharmaceuticals Holdings Inc./1/         60,916       821,757
Sybron Dental Specialties Inc./1/             46,870       817,882
S1 Corp./1/                                  159,638       817,347
Actel Corp./1/                                47,878       816,799
Suffolk Bancorp                               26,424       814,652
Ferro Corp.                                   38,120       814,624
Gymboree Corp./1/                             54,051       812,927
Hecla Mining Co./1/                          245,596       808,011
Umpqua Holdings Corp.                         44,400       803,196
Internet Security Systems Inc./1/             80,819       802,533
Veeco Instruments Inc./1/                     51,857       800,672
ANSYS Inc./1/                                 33,220       795,619
Wintrust Financial Corp.                      27,769       794,193
Crown Castle International Corp./1/          144,023       792,126
Itron Inc./1/                                 47,172       788,244
Kopin Corp./1/                               156,252       787,510
Toro Co.                                      11,183       783,369
Fossil Inc./1/                                45,352       780,961
Exult Inc./1/                                106,516       780,762
CUNO Inc./1/                                  23,145       778,366
United National Bancorp                       32,998       775,783
Symyx Technologies Inc./1/                    51,611       774,681
Zoll Medical Corp./1/                         18,913       772,785
Paxar Corp./1/                                67,432       772,096
American Capital Strategies Ltd.              34,391       770,358
Manhattan Associates Inc./1/                  43,900       769,567
Aeroflex Inc./1/                             135,756       768,379
Nextel Partners Inc. Class A/1/              152,351       767,849
Shuffle Master Inc./1/                        37,992       765,577
webMethods Inc./1/                            83,701       764,190
Schweitzer-Mauduit International Inc.         33,869       762,053
Oceaneering International Inc./1/             34,753       759,353
Quest Software Inc./1/                        83,974       755,766
Action Performance Companies Inc.             35,413       748,985
Stone Energy Corp./1/                         22,239       746,786
Photronics Inc./1/                            62,749       746,086
CPB Inc.                                      29,264       744,769
Winnebago Industries Inc.                     27,130       737,936
Blyth Inc.                                    29,004       737,572
California Pizza Kitchen Inc./1/              31,964       735,172
Lattice Semiconductor Corp./1/                96,840       730,174
Electro Scientific Industries Inc./1/         57,979       728,216
FileNET Corp./1/                              69,415       728,163
DSP Group Inc./1/                             40,150       727,919
Cambrex Corp.                                 30,192       725,212
Banta Corp.                                   24,599       725,179
Ascential Software Corp./1/                  258,970       725,116
Newpark Resources Inc./1/                    159,336       721,792
MGI Pharma Inc./1/                            56,934       717,938
Microsemi Corp./1/                            65,556       717,838
Federal Signal Corp.                          50,501       717,114
Group 1 Automotive Inc./1/                    33,422       715,231
Sun Communities Inc.                          19,898       712,348
Heartland Express Inc./1/                     36,920       708,126
Applera Corp. - Celera
  Genomics Group/1/                           81,473       702,297
Parametric Technology Corp./1/               322,556       699,947
Black Hills Corp.                             25,418       698,741
Websense Inc./1/                              47,619       698,571
Adolor Corp./1/                               70,310       696,772
Albany Molecular Research Inc./1/             46,594       694,717
Owens & Minor Inc.                            39,541       693,945
Sierra Health Services Inc./1/                53,626       691,775
Hollinger International Inc.                  87,403       690,484
United Surgical Partners International
  Inc./1/                                     37,339       690,398
CARBO Ceramics Inc.                           20,952       688,273
Movie Gallery Inc./1/                         39,363       685,703
Genta Inc./1/                                 96,051       685,516
Retek Inc./1/                                118,470       683,572

70                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
TriQuint Semiconductor Inc./1/               242,128  $    682,801
Cohu Inc.                                     46,584       681,524
Landauer Inc.                                 18,547       680,675
Speedway Motorsports Inc.                     28,847       680,501
Enzo Biochem Inc./1/                          51,976       679,326
Franklin Electric Co. Inc.                    14,458       679,237
Texas Regional Bancshares Inc. Class A        22,421       676,890
Oriental Financial Group Inc.                 31,290       675,864
Western Wireless Corp. Class A/1/            120,162       675,310
Jarden Corp./1/                               25,914       673,764
Glacier Bancorp Inc.                          25,149       672,987
Payless ShoeSource Inc./1/                    42,987       672,747
Watson Wyatt & Co. Holdings/1/                33,313       669,591
New England Business Service Inc.             26,109       668,390
AtheroGenics Inc./1/                          71,353       667,864
Noven Pharmaceuticals Inc./1/                 47,113       665,236
CoStar Group Inc./1/                          29,676       662,339
Jack in the Box Inc./1/                       36,391       659,041
MAXIMUS Inc./1/                               31,040       658,669
Hydril Co./1/                                 26,287       656,912
Georgia Gulf Corp.                            32,605       656,339
Papa John's International Inc./1/             26,202       655,836
Topps Co. (The)/1/                            77,326       655,724
ICU Medical Inc./1/                           23,746       653,276
Getty Realty Corp.                            34,746       652,530
Atrix Laboratories Inc./1/                    46,395       651,850
Town & Country Trust (The)                    32,214       650,723
Insight Enterprises Inc./1/                   92,289       650,637
Benchmark Electronics Inc./1/                 22,941       649,919
Insituform Technologies Inc. Class A/1/       48,188       648,129
First Community Bancorp                       22,271       643,877
O'Charley's Inc./1/                           33,573       643,594
First Niagara Financial Group Inc.            54,752       643,391
Bright Horizons Family
  Solutions Inc./1/                           22,956       643,227
AMERIGROUP Corp./1/                           21,852       639,390
Sterling Financial Corp. (Pennsylvania)       28,341       638,806
Manitowoc Co. Inc. (The)                      37,943       637,822
JDA Software Group Inc./1/                    62,974       636,667
PolyMedica Corp.                              20,907       636,618
Mine Safety Appliances Co.                    17,867       636,065
American Medical Systems
  Holdings Inc./1/                            43,923       634,687
Mid Atlantic Realty Trust                     34,743       633,365
ProBusiness Services Inc./1/                  47,535       633,166
Tompkins Trustco Inc.                         14,054       632,430
Cato Corp. Class A                            33,169       631,538
SERENA Software Inc./1/                       39,479       630,124
F5 Networks Inc./1/                           49,872       629,883
Possis Medical Inc./1/                        38,870       628,139
Guitar Center Inc./1/                         30,684       625,033
Technitrol Inc./1/                            42,572       623,254
City Holding Co.                              22,723       621,701
Eclipsys Corp./1/                             77,762       619,841
Wright Medical Group Inc./1/                  35,338       619,122
Global Industries Ltd./1/                    132,477       617,343
Myriad Genetics Inc./1/                       60,817       613,644
Inter-Tel Inc.                                40,796       612,348
Hooper Holmes Inc.                           121,544       607,720
Magnum Hunter Resources Inc./1/              108,965       605,845
ILEX Oncology Inc./1/                         65,413       605,724
Genlyte Group Inc. (The)/1/                   18,213       602,304
IDX Systems Corp./1/                          38,407       602,260
Echelon Corp./1/                              56,739       599,164
Washington Trust Bancorp Inc.                 29,594       598,095
Intermagnetics General Corp./1/               33,513       597,872
MGE Energy Inc.                               22,532       596,647
Boston Private Financial Holdings Inc.        39,640       593,014
eFunds Corp./1/                               86,252       592,551
Dendrite International Inc./1/                69,664       592,144
eSpeed, Inc./1/                               50,881       591,746
Photon Dynamics Inc./1/                       36,146       591,349
GlobeSpanVirata Inc./1/                      131,256       590,652
Remington Oil & Gas Corp./1/                  34,658       590,226
InVision Technologies Inc./1/                 26,259       590,040
Kirby Corp./1/                                23,947       589,096
NBT Bancorp Inc.                              33,739       588,071
SangStat Medical Corp./1/                     59,915       587,766

Schedules of Investments                                                      71
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Aaron Rents Inc.                              28,770  $    586,333
Saga Communications Inc./1/                   33,823       585,138
Tennant Co.                                   18,554       584,451
Fidelity National Information Solutions
  Inc./1/                                     32,915       584,241
PRG-Schultz International Inc./1/             80,956       583,693
Nordson Corp.                                 24,104       580,665
Ventana Medical Systems Inc./1/               28,747       577,527
Atlantic Coast Airlines
  Holdings Inc./1/                            92,606       575,083
Plains Resource Inc./1/                       53,663       572,584
MacDermid Inc.                                27,926       571,087
Zoran Corp./1/                                44,115       569,525
Regeneron Pharmaceuticals Inc./1/             75,605       568,550
Select Medical Corp./1/                       39,849       567,848
Cubic Corp.                                   34,735       566,875
OshKosh B'Gosh Inc. Class A                   21,800       566,800
Forward Air Corp./1/                          26,041       566,678
Anteon International Corp./1/                 25,201       565,762
Mykrolis Corp./1/                             67,521       563,800
ArthroCare Corp./1/                           44,977       560,863
Scientific Games Corp. Class A/1/            103,830       560,682
Crown American Realty Trust                   57,051       560,241
General Communication Inc. Class A/1/         93,893       558,663
Berry Petroleum Co. Class A                   37,213       558,195
Newport Corp./1/                              47,069       555,885
Ligand Pharmaceuticals Inc. Class B/1/        85,586       555,453
TIBCO Software Inc./1/                       132,132       554,954
Financial Federal Corp./1/                    28,850       551,035
AnnTaylor Stores Corp./1/                     26,756       549,301
Independent Bank Corp. (Massachusetts)        27,201       544,292
WebEx Communications Inc./1/                  52,567       543,543
NetIQ Corp./1/                                48,385       539,977
Artisan Components Inc./1/                    33,394       539,680
Primedia Inc./1/                             219,075       536,734
Ocular Sciences Inc./1/                       38,474       534,789
Advanced Digital Information Corp./1/         77,581       534,533
StarTek Inc./1/                               23,363       533,845
Orbital Sciences Corp./1/                    103,182       533,451
Rayovac Corp./1/                              49,160       533,386
ScanSoft Inc./1/                             118,184       531,828
Kulicke & Soffa Industries Inc./1/           111,880       531,430
Armor Holdings Inc./1/                        53,135       531,350
Labor Ready Inc./1/                           92,939       529,752
Vector Group Ltd.                             48,122       529,342
Sandy Spring Bancorp Inc.                     16,161       527,350
West Pharmaceutical Services Inc.             26,892       527,083
Genesco Inc./1/                               36,800       523,296
MAF Bancorp Inc.                              15,507       521,811
American Management Systems Inc./1/           43,088       520,503
Immucor Inc./1/                               23,762       520,388
Silicon Image Inc./1/                        130,657       520,015
EPIQ Systems Inc./1/                          26,984       518,093
CONMED Corp./1/                               31,452       516,127
Vitesse Semiconductor Corp./1/               240,403       514,462
Navigant Consulting Co./1/                    96,965       513,915
Atwood Oceanics Inc./1/                       20,295       512,246
Helix Technology Corp.                        59,278       510,384
Duane Reade Inc./1/                           40,043       507,745
Powerwave Technologies Inc./1/               148,567       505,128
Spanish Broadcasting System Inc. Class
  A/1/                                        81,960       503,234
Teledyne Technologies Inc./1/                 39,749       503,222
Penwest Pharmaceuticals Co./1/                31,447       503,152
SonoSite Inc./1/                              31,982       502,117
Packeteer Inc./1/                             51,053       500,319
Sterling Bancshares Inc.                      41,776       496,717
Merit Medical Systems Inc./1/                 26,069       496,614
eResearch Technology Inc./1/                  18,424       494,500
Daktronics Inc./1/                            31,764       493,930
Apogee Enterprises Inc.                       59,939       492,759
Briggs & Stratton Corp.                       12,666       491,947
Cubist Pharmaceuticals Inc./1/                61,376       491,622
FMC Corp./1/                                  31,341       491,427
CorVel Corp./1/                               14,969       487,690
FreeMarkets Inc./1/                           89,109       487,426
Lindsay Manufacturing Co.                     22,610       486,115
Curtiss-Wright Corp.                           8,020       485,210
Antigenics Inc./1/                            58,301       483,315

72                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
ProQuest Co./1/                               23,292  $    481,446
First Busey Corp. Class A                     20,525       480,285
Oakley Inc./1/                                58,215       480,274
TeleTech Holdings Inc./1/                     88,431       480,180
Wild Oats Markets Inc./1/                     51,838       480,020
Impath Inc./1/                                35,416       478,116
Pre-Paid Legal Services Inc./1/               27,626       477,377
Great Southern Bancorp Inc.                   12,897       477,189
Tularik Inc./1/                               94,440       476,922
Jill (J.) Group Inc. (The)/1/                 40,850       473,860
Royal Gold Inc.                               32,305       471,330
Priceline.com Inc./1/                        287,360       471,270
McGrath Rentcorp                              20,801       470,103
Alfa Corp.                                    40,364       468,666
Herley Industries Inc./1/                     27,104       465,918
Integral Systems Inc./1/                      21,976       465,891
SY Bancorp Inc.                               12,919       465,084
Connecticut Water Service Inc.                17,399       461,943
Interstate Bakeries Corp.                     43,898       460,929
American Healthways Inc./1/                   24,237       460,503
North Pittsburgh Systems Inc.                 34,070       460,286
Houston Exploration Co./1/                    16,954       457,758
Main Street Banks Inc.                        24,808       457,708
American Woodmark Corp.                       10,376       457,685
Forrester Research Inc./1/                    32,235       454,836
R&G Financial Corp. Class B                   20,525       451,550
Harmonic Inc./1/                             135,276       450,469
MSC.Software Corp./1/                         57,809       448,020
Oak Technology Inc./1/                       126,882       447,893
Multimedia Games Inc./1/                      23,222       446,559
PennRock Financial Services Corp.             15,794       443,811
Lance Inc.                                    55,082       442,859
Digene Corp./1/                               26,711       441,800
Intuitive Surgical Inc./1/                    68,306       441,257
Advisory Board Co. (The)/1/                   12,623       441,174
Claire's Stores Inc.                          18,641       440,114
Littelfuse Inc./1/                            24,549       439,182
ValueVision Media Inc. Class A/1/             43,440       437,441
Asyst Technologies Inc./1/                    80,623       436,977
Eon Labs Inc./1/                              16,309       435,450
Steel Dynamics Inc./1/                        37,201       433,392
School Specialty Inc./1/                      24,183       429,732
Prima Energy Corp./1/                         22,871       428,603
LookSmart Ltd./1/                            155,261       428,520
EDO Corp.                                     23,554       426,327
Midwest Banc Holdings Inc.                    23,380       425,984
Lakeland Bancorp Inc.                         26,575       422,543
Tejon Ranch Co./1/                            15,896       420,449
Inverness Medical Innovations Inc./1/         20,944       419,089
Ennis Business Forms Inc.                     36,952       418,666
Per-Se Technologies Inc./1/                   52,609       418,242
Serologicals Corp./1/                         49,034       416,789
Sensient Technologies Corp.                   20,750       415,415
Stage Stores Inc./1/                          19,545       413,963
Vignette Corp./1/                            272,316       413,920
Right Management Consultants Inc./1/          31,753       412,471
ScanSource Inc./1/                            21,986       412,238
Tanger Factory Outlet Centers Inc.            13,323       411,281
Arrow Financial Corp.                         14,353       411,213
VCA Antech Inc./1/                            26,576       411,131
Courier Corp.                                  8,332       410,443
GulfMark Offshore Inc./1/                     30,491       410,104
ESS Technology Inc./1/                        68,796       410,024
CSK Auto Corp./1/                             45,045       409,909
Gartner Inc. Class A/1/                       58,954       409,730
Palm Harbor Homes Inc./1/                     29,008       409,593
Renaissance Learning Inc./1/                  23,178       408,628
Standard Register Co. (The)                   27,283       406,517
Diversa Corp./1/                              43,294       405,232
Aksys Ltd./1/                                 57,839       404,873
NetScreen Technologies Inc./1/                24,086       404,163
Silicon Storage Technology Inc./1/           175,705       404,122
First Financial Bankshares Inc.               11,358       403,209
Excel Technology Inc./1/                      19,831       403,164
AFC Enterprises Inc./1/                       29,820       401,377
RehabCare Group Inc./1/                       22,370       399,305
Curative Health Services Inc./1/              23,368       399,125
Northwest Bancorp Inc.                        24,580       397,459
ChipPAC Inc. Class A/1/                      110,004       396,014
Monaco Coach Corp./1/                         38,056       394,260
Hibbet Sporting Goods Inc./1/                 15,884       392,827
G&K Services Inc. Class A                     16,333       391,992

Schedules of Investments                                                      73
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
MedQuist Inc./1/                              22,900  $    390,445
Gabelli Asset Management Inc.
  Class A/1/                                  14,141       389,585
Federal Agricultural Mortgage Corp./1/        17,870       389,387
WSFS Financial Corp.                          12,312       389,059
MIM Corp./1/                                  52,024       386,018
Electronics Boutique Holdings Corp./1/        22,942       385,196
Middlesex Water Co.                           17,421       385,178
Ventas Inc.                                   33,174       384,818
Wet Seal Inc. Class A/1/                      52,492       383,192
Quicksilver Resources Inc./1/                 16,105       382,816
Kelly Services Inc. Class A                   17,781       382,647
Verity Inc./1/                                27,555       381,637
Trex Co. Inc./1/                              11,808       381,162
AC Moore Arts & Crafts Inc./1/                27,515       380,532
Isis Pharmaceuticals Inc./1/                 105,914       379,172
Urban Outfitters Inc./1/                      16,831       378,698
Pixelworks Inc./1/                            68,661       377,636
Transkaryotic Therapies Inc./1/               63,425       375,476
Acuity Brands Inc.                            27,899       375,242
Virginia Financial Group Inc.                 14,012       374,821
Tractor Supply Co./1/                         11,326       373,985
K-Swiss Inc. Class A                          14,618       373,490
Information Holdings Inc./1/                  23,172       373,069
CNET Networks Inc./1/                        148,535       372,823
Bel Fuse Inc. Class B                         18,521       372,272
Tuesday Morning Corp./1/                      18,826       370,496
Arrow International Inc.                       8,995       365,827
PracticeWorks Inc./1/                         35,494       364,523
Planar Systems Inc./1/                        30,868       363,008
TALX Corp.                                    27,923       362,161
Quaker Chemical Corp.                         17,534       357,694
Vital Sign Inc.                               13,448       357,044
Riverstone Networks Inc./1/                  254,822       356,751
CCC Information Services Group Inc./1/        22,048       356,737
Molecular Devices Corp./1/                    29,252       353,949
United Stationers Inc./1/                     16,568       353,727
Financial Institutions Inc.                   17,630       349,427
Hologic Inc./1/                               40,509       348,823
Mesa Air Group Inc./1/                        70,029       348,044
OraSure Technologies Inc./1/                  59,519       347,591
Sturm Ruger & Co. Inc.                        39,377       344,943
Capitol Bancorp Ltd.                          16,302       344,787
Universal Display Corp./1/                    42,133       344,648
Conceptus Inc./1/                             38,267       344,403
Peapack-Gladstone Financial Corp.             13,603       340,755
LTX Corp./1/                                  67,563       337,815
Hanmi Financial Corp.                         19,834       337,178
Kensey Nash Corp./1/                          16,435       336,589
Global Imaging Systems Inc./1/                18,187       336,459
Therasense Inc./1/                            50,342       336,285
Tetra Technologies Inc./1/                    14,592       335,616
Strattec Security Corp./1/                     7,625       335,500
Interchange Financial Services Corp.          19,500       334,425
Tier Technologies Inc. Class B/1/             32,808       332,017
Alloy Inc./1/                                 66,114       331,231
VitalWorks Inc./1/                            85,959       330,083
Wind River Systems Inc./1/                   110,760       330,065
Net.B@nk Inc.                                 35,497       329,767
EGL Inc./1/                                   22,164       329,357
Universal Corp.                                8,715       329,078
Community Banks Inc.                          11,303       328,917
Peet's Coffee & Tea Inc./1/                   19,726       327,057
aaiPharma Inc./1/                             37,874       326,470
Spartech Corp.                                16,870       326,266
Maxtor Corp./1/                               57,484       323,635
Supertex Inc./1/                              23,525       323,469
Salem Communications Corp. Class A/1/         19,840       323,392
j2 Global Communications Inc./1/              11,348       323,305
Advanced Energy Industries Inc./1/            37,621       323,164
Columbia Bancorp                              13,148       322,126
@Road Inc./1/                                 47,524       321,261
iDine Rewards Network Inc./1/                 43,114       321,199
Men's Wearhouse Inc. (The)/1/                 21,230       317,601
Siliconix Inc./1/                             13,272       315,874
Riviana Foods Inc.                            13,542       315,799
Akamai Technologies Inc./1/                  223,443       315,055
Independent Bank Corp. (Michigan)             15,616       313,882
Interpore International/1/                    39,122       312,976
Presstek Inc./1/                              69,522       312,154

74                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Humboldt Bancorp                              24,414  $    311,523
Citizens Inc./1/                              51,437       311,194
Viasat Inc./1/                                27,367       311,163
Concurrent Computer Corp./1/                 140,478       310,456
Concord Communications Inc./1/                36,145       309,763
Cobalt Corp./1/                               21,388       309,057
First Community Bancshares Inc.                9,298       306,834
Systems & Computer Technology Corp./1/        40,053       306,405
Western Gas Resources Inc.                     9,352       304,408
Advanced Marketing Services Inc.              27,172       304,055
Bryn Mawr Bank Corp.                           8,483       303,861
Republic Bancorp Inc.                         25,760       303,453
Universal Electronics Inc./1/                 31,393       302,942
II-VI Inc./1/                                 18,166       301,556
Learning Tree International Inc./1/           22,302       301,523
Rudolph Technologies Inc./1/                  20,856       301,369
Woodward Governor Co.                          8,585       300,389
D&K Healthcare Resources Inc.                 29,133       300,070
E.piphany Inc./1/                             75,023       298,592
FalconStor Software Inc./1/                   77,310       297,643
Geron Corp./1/                                56,022       296,356
Racing Champions Ertl Corp./1/                19,283       295,994
Openwave Systems Inc./1/                     208,250       295,715
Central Coast Bancorp/1/                      18,530       294,627
Transaction Systems Architects Inc.
  Class A/1/                                  49,568       294,434
MTR Gaming Group Inc./1/                      44,116       292,489
Esperion Therapeutics Inc./1/                 29,188       290,421
PrivateBancorp Inc.                           12,778       289,677
Radiant Systems Inc./1/                       39,067       289,096
Kaydon Corp.                                  15,351       288,906
Energy Conversion Devices Inc./1/             33,978       288,473
Monolithic System Technology Inc./1/          40,699       286,521
Hancock Fabrics Inc.                          20,599       286,326
MRO Software Inc./1/                          41,630       285,582
Power-One Inc./1/                             64,763       284,957
Hickory Tech Corp.                            31,757       284,892
CTS Corp.                                     46,439       283,278
Friedman, Billings, Ramsey Group, Inc.
  Class A/1/                                  31,175       282,134
Alexander's Inc./1/                            4,413       281,770
Nu Skin Enterprises Inc. Class A              27,890       280,852
MatrixOne Inc./1/                             82,974       280,452
Trust Co. of New Jersey (The)                 10,263       280,385
Florida Rock Industries Inc.                   8,255       279,432
infoUSA Inc./1/                               58,194       279,331
CIMA Labs Inc./1/                             12,869       279,257
SpectraLink Corp./1/                          38,097       279,251
General Cable Corp.                           75,166       278,114
Drexler Technology Corp./1/                   19,133       277,428
Sports Resorts International Inc./1/          55,372       277,414
Southwest Water Co.                           22,093       276,163
Alaris Medical Inc./1/                        26,570       274,734
TRC Companies Inc./1/                         20,913       274,379
First National Corp.                          10,802       273,831
Salix Pharmaceuticals Ltd./1/                 40,430       273,711
Sycamore Networks Inc./1/                     89,682       273,530
Intrado Inc./1/                               34,532       272,803
OSI Systems Inc./1/                           17,202       271,964
Administaff Inc./1/                           43,418       271,362
American Pharmaceutical
  Partners Inc./1/                            14,138       270,743
Boyd Gaming Corp./1/                          21,221       270,568
Aaon Inc./1/                                  21,299       270,497
Beverly Enterprises Inc./1/                  133,500       269,670
Sports Authority Inc. (The)/1/                38,623       269,589
First State Bancorp                           12,602       269,557
United Industrial Corp.                       21,648       269,518
White Electronic Designs Corp./1/             39,745       269,471
Cerus Corp./1/                                30,598       269,262
Playboy Enterprises Inc. Class B/1/           31,654       269,059
Exact Sciences Corp./1/                       25,904       267,070
Galyan's Trading Co./1/                       21,367       266,874
Impax Laboratories Inc./1/                    59,153       265,597
AsiaInfo Holdings Inc./1/                     65,654       264,586
MAPICS Inc./1/                                40,078       264,515
Deltic Timber Corp.                           11,059       264,310
Cascade Bancorp                               17,987       263,689
Frontier Airlines Inc./1/                     53,037       263,594
Boston Beer Co. Inc. Class A/1/               20,986       263,584
City Bank                                     11,714       263,565

Schedules of Investments                                                      75
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Lexar Media Inc./1/                           80,033  $    262,508
TiVo Inc./1/                                  50,982       261,028
Sharper Image Corp./1/                        14,478       260,749
1-800 CONTACTS INC./1/                        12,803       259,261
Euronet Worldwide Inc./1/                     32,376       259,008
VIVUS Inc./1/                                 74,604       258,876
Centene Corp./1/                               8,859       258,771
Global Power Equipment Group Inc./1/          50,604       258,080
Cepheid Inc./1/                               61,575       257,999
Centillium Communications Inc./1/             63,260       256,203
Entrust Inc./1/                              102,190       255,475
OceanFirst Financial Corp.                    11,826       254,141
Isle of Capri Casinos Inc./1/                 21,738       253,682
CryoLife Inc./1/                              37,024       253,614
WFS Financial Inc./1/                         13,106       253,470
Bradley Pharmaceuticals Inc./1/               18,752       252,777
Cascade Natural Gas Corp.                     12,926       250,764
U.S. Physical Therapy Inc./1/                 22,516       250,378
Crawford & Co. Class B                        60,307       250,274
Overland Storage Inc./1/                      17,288       248,429
J&J Snack Foods Corp./1/                       8,174       247,836
Immunomedics Inc./1/                          92,873       247,042
Agile Software Corp./1/                       38,451       246,855
Orthologic Corp./1/                           72,516       245,829
Secure Computing Corp./1/                     66,551       244,908
Integrated Defense Technologies Inc./1/       17,135       243,317
Syntel Inc./1/                                12,689       243,248
Roxio Inc./1/                                 39,075       242,265
Magma Design Automation Inc./1/               31,097       241,002
Bei Technologies Inc.                         24,746       240,036
SeeBeyond Technology Corp./1/                118,536       239,443
Children's Place Retail Stores
  Inc. (The)/1/                               25,945       238,953
Elizabeth Arden Inc./1/                       24,075       236,898
Tanox Inc./1/                                 18,292       236,881
Ixia/1/                                       48,704       236,701
Interwoven Inc./1/                           130,049       236,689
Gart Sports Co./1/                            12,381       236,229
Brooks Automation Inc./1/                     24,304       235,020
Quixote Corp.                                 14,848       234,598
Phoenix Technologies Ltd./1/                  55,164       234,447
Meritage Corp./1/                              6,984       234,174
FuelCell Energy Inc./1/                       46,256       233,593
CoBiz Inc.                                    16,791       233,395
Credence Systems Corp./1/                     34,101       231,887
Arctic Cat Inc.                               14,840       231,652
LabOne Inc./1/                                12,012       231,231
Option Care Inc./1/                           27,251       231,088
Cardiac Science Inc./1/                      101,159       230,643
RPC Inc.                                      25,127       229,912
EMS Technologies Inc./1/                      16,466       229,865
Nara Bancorp Inc.                             18,056       229,853
Plains Exploration & Production Co./1/        27,836       229,647
Vastera Inc./1/                               60,177       229,274
Harbor Florida Bancshares Inc.                 9,811       229,185
Gorman-Rupp Co. (The)                         11,607       228,658
Palm Inc./1/                                  22,882       228,568
Tyler Technologies Inc./1/                    64,434       227,452
Valmont Industries Inc.                       10,513       227,081
SeaChange International Inc./1/               31,400       227,022
Prosperity Bancshares Inc.                    13,653       226,367
NN Inc.                                       25,821       226,218
USB Holding Co. Inc.                          13,866       226,016
Ameristar Casinos Inc./1/                     21,069       225,860
Lakeland Financial Corp.                       9,026       225,650
PEC Solutions Inc./1/                         19,066       224,597
Coastal Financial Corp.                       18,921       223,457
Genencor International Inc./1/                21,958       222,874
Bentley Pharmaceuticals Inc./1/               27,512       220,646
Midway Games Inc./1/                          66,389       219,748
Plug Power Inc./1/                            43,372       219,462
CardioDynamics International Corp./1/         72,487       218,911
Stanley Furniture Co. Inc.                    10,301       218,896
TriZetto Group Inc. (The)/1/                  52,870       218,353
Sanderson Farms Inc.                          11,360       217,771
SS&C Technologies Inc./1/                     17,903       217,521
Boyds Collection Ltd. (The)/1/                40,264       217,426
Young Innovations Inc./1/                      9,869       217,217
SRA International Inc. Class A/1/              9,134       216,476
PAREXEL International Corp./1/                15,774       216,419
Cholestech Corp./1/                           26,554       216,150

76                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Keynote Systems Inc./1/                       23,215  $    215,900
Whitehall Jewellers Inc./1/                   25,399       215,892
CuraGen Corp./1/                              52,602       215,668
Triad Guaranty Inc./1/                         6,251       214,784
Susquehanna Bancshares Inc.                   10,354       214,535
Aeropostale Inc./1/                           16,114       213,510
Chattem Inc./1/                               13,838       212,967
Skechers U.S.A. Inc. Class A/1/               32,776       212,716
Glatfelter Co.                                19,839       211,484
NYFIX Inc./1/                                 56,731       210,472
Peoples Bancorp Inc.                           9,062       209,876
Metro One Telecommunications Inc./1/          42,047       209,394
Allos Therapeutics Inc./1/                    52,191       208,764
First South Bancorp Inc.                       6,370       208,681
Kenneth Cole Productions Class A/1/            9,502       208,094
Digimarc Corp./1/                             17,853       207,809
Computer Network Technology Corp./1/          30,117       207,205
Indevus Pharmaceuticals Inc./1/               85,820       205,968
LSI Industries Inc.                           22,706       205,489
7-Eleven Inc./1/                              29,347       204,255
Luminex Corp./1/                              43,597       203,598
MemberWorks Inc./1/                            9,737       203,406
On Assignment Inc./1/                         47,942       202,795
Shenandoah Telecommunications Co.              7,431       202,643
Investors Real Estate Trust                   21,653       201,589
Ultimate Electronics Inc./1/                  24,930       198,194
Portal Software Inc./1/                      275,063       198,045
Harvest Natural Resources Inc./1/             40,446       196,568
American Home Mortgage Holdings Inc.          19,563       195,826
NetFlix Inc./1/                                9,617       195,706
REMEC Inc./1/                                 40,661       195,173
Redback Networks Inc./1/                     336,036       194,901
First Consulting Group Inc./1/                29,877       194,200
Horizon Organic Holding Corp./1/              14,799       193,867
Wackenhut Corrections Corp./1/                19,768       193,726
Cantel Medical Corp./1/                       15,134       193,261
Alabama National Bancorp                       4,708       193,028
Quidel Corp./1/                               58,210       192,675
Xicor Inc./1/                                 47,299       192,034
OSI Pharmaceuticals Inc./1/                   11,888       190,208
Bob Evans Farms Inc.                           7,894       190,166
Nash Finch Co.                                22,543       190,037
Buca Inc./1/                                  34,506       189,783
Spartan Motors Inc.                           21,625       189,435
1-800-FLOWERS.COM Inc./1/                     28,167       189,282
Sterling Bancorp NY Shares                     7,608       187,461
Martha Stewart Living Omnimedia Inc.
  Class A/1/                                  22,696       186,334
Array BioPharma Inc./1/                       43,562       186,010
Datastream Systems Inc./1/                    27,170       185,299
Lifeline Systems Inc./1/                       9,051       184,821
Dril-Quip Inc./1/                             13,510       184,682
MFA Mortgage Investments Inc.                 20,894       180,733
Franklin Financial Corp.                       6,171       179,700
Epix Medical Inc./1/                          22,455       179,640
Aftermarket Technology Corp./1/               15,804       178,585
Provident Bancorp Inc.                         5,649       177,944
Del Laboratories Inc./1/                       9,458       177,905
AstroPower Inc./1/                            42,513       177,704
Pacific Union Bank/1/                         15,263       176,593
WatchGuard Technologies Inc./1/               29,399       176,394
Oneida Ltd.                                   16,320       174,624
Kosan Biosciences Inc./1/                     38,951       173,721
PDF Solutions Inc./1/                         27,237       172,955
World Wrestling Entertainment Inc./1/         22,577       172,940
RMH Teleservices Inc./1/                      26,521       172,387
New Focus Inc./1/                             55,187       172,183
Gables Residential Trust                       6,426       171,960
Intertan Inc./1/                              36,539       171,733
MCG Capital Corp.                             17,164       171,468
United Online Inc./1/                          9,914       170,917
Schawk Inc.                                   17,574       170,468
New Jersey Resources Corp.                     5,216       170,302
Columbia Laboratories Inc./1/                 43,285       168,811
Chicago Pizza & Brewery Inc./1/               23,909       167,841
Manugistics Group Inc./1/                     73,511       167,605
Harvard Bioscience Inc./1/                    44,685       167,569
Bank of the Ozarks Inc.                        5,957       165,962
TriCo Bancshares                               6,558       165,917
Dynacq International Inc./1/                  12,219       165,445

Schedules of Investments                                                      77
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
SonicWALL Inc./1/                             45,634  $    164,282
National Healthcare Corp./1/                   8,895       164,113
WCI Communities Inc./1/                       15,667       163,877
Westcorp Inc.                                  8,817       163,732
Old Second Bancorp Inc.                        4,328       163,685
La Jolla Pharmaceutical Co./1/                96,132       162,463
Ciphergen Biosystems Inc./1/                  28,554       161,045
Champps Entertainment Inc./1/                 18,804       157,201
Kos Pharmaceuticals Inc./1/                    8,993       157,108
EnergySouth Inc.                               5,907       156,240
Wabtec Corp.                                  13,441       156,050
Regent Communications Inc./1/                 32,795       155,776
Research Frontiers Inc./1/                    21,805       155,688
Closure Medical Corp./1/                      11,980       155,021
CPI Corp.                                     11,697       153,582
Haverty Furniture Companies Inc.              14,286       153,574
Dynamics Research Corp./1/                    11,728       153,168
Ambassadors Group Inc./1/                     12,665       153,120
Nastech Pharmaceutical Co. Inc./1/            17,985       152,873
Virage Logic Corp./1/                         24,384       152,400
Steak n Shake Company (The)/1/                16,647       152,154
QRS Corp./1/                                  30,858       151,513
Vintage Petroleum Inc.                        15,917       151,212
Bioreliance Corp./1/                           7,812       150,928
Nationwide Health Properties Inc.             11,719       150,589
Princeton Review Inc. (The)/1/                36,502       150,388
Semitool Inc./1/                              36,489       149,240
Stein Mart Inc./1/                            29,164       148,736
SOURCECORP Inc./1/                            10,562       147,974
RadiSys Corp./1/                              22,278       147,703
Biopure Corp./1/                              44,222       147,701
MIPS Technologies Inc. Class A/1/             80,851       147,149
Time Warner Telecom Inc. Class A/1/           45,279       146,704
HealthTronics Surgical Services Inc./1/       17,952       146,668
Penford Corp.                                 12,233       146,429
Merchants Bancshares Inc.                      6,006       146,306
InterCept Inc./1/                             35,473       145,794
Aspen Technology Inc./1/                      60,640       145,536
Keithley Instruments Inc.                     13,443       145,319
Park Electrochemical Corp.                     9,490       143,679
Transmeta Corp./1/                           142,632       142,632
ExpressJet Holdings Inc./1/                   17,346       142,237
Zygo Corp./1/                                 25,029       142,165
MRV Communications Inc./1/                   125,035       141,290
PLATO Learning Inc./1/                        31,480       141,030
IXYS Corp./1/                                 26,585       140,635
Lannett Co. Inc./1/                           12,702       140,352
Marine Products Corp.                         15,004       139,537
Young Broadcasting Inc. Class A/1/            11,359       138,921
Actuate Corp./1/                              99,888       138,744
Charlotte Russe Holding Inc./1/               17,080       138,006
Netegrity Inc./1/                             37,007       137,296
RSA Security Inc./1/                          19,282       136,902
APAC Customer Services Inc./1/                58,922       136,699
Aether Systems Inc./1/                        43,116       135,815
HealthExtras Inc./1/                          34,792       133,949
Jones Lang LaSalle Inc./1/                     9,800       133,868
F&M Bancorp                                    3,026       133,174
Party City Corp./1/                           16,635       133,080
Mothers Work Inc./1/                           5,995       132,789
Green Mountain Coffee Roasters Inc./1/         7,142       131,270
Beasley Broadcast Group Inc. Class A/1/       13,323       129,366
First Financial Holdings Inc.                  5,243       129,345
Embrex Inc./1/                                16,340       129,086
CBL & Associates Properties Inc.               3,180       129,076
Computer Programs & Systems Inc./1/            5,264       128,968
Zymogenetics Inc./1/                          13,949       128,331
Verint Systems Inc./1/                         7,588       128,237
First Horizon Pharmaceutical Corp./1/         50,620       128,069
Sanchez Computer Associates Inc./1/           31,139       127,981
Arden Group Inc. Class A/1/                    2,384       126,257
MapInfo Corp./1/                              32,461       125,624
OPNET Technologies Inc./1/                    22,909       125,312
Finisar Corp./1/                             159,848       124,681
Inet Technologies Inc./1/                     21,118       124,596
Value Line Inc.                                2,698       124,513
Allscripts Healthcare Solutions Inc./1/       45,058       123,909
Clark/Bardes Inc./1/                          10,319       123,415
Watts Industries Inc. Class A                  7,918       123,362
Genesee & Wyoming Inc. Class A/1/              7,938       123,039

78                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
First of Long Island Corp.                     3,547  $    122,194
Factory 2-U Stores Inc./1/                    29,569       121,233
Crompton Corp.                                29,780       120,609
Russ Berrie & Co. Inc.                         3,764       120,448
Wireless Facilities Inc./1/                   20,775       119,872
Q-Med Inc./1/                                 17,533       119,750
Aphton Corp./1/                               47,711       119,277
Texas Biotech Corp./1/                        94,717       117,449
Bebe Stores Inc./1/                            9,935       117,233
Saul Centers Inc.                              5,062       116,679
Peregrine Pharmaceuticals Inc./1/            232,908       116,454
P.A.M. Transportation Services Inc./1/         5,315       116,292
Embarcadero Technologies Inc./1/              18,307       115,715
Medis Technologies Ltd./1/                    22,509       115,246
Dover Downs Gaming & Entertainment Inc.       11,632       115,040
American National Bankshares Inc.              4,650       114,808
TTM Technologies Inc./1/                      33,135       113,984
Credit Acceptance Corp./1/                    23,224       113,798
Bone Care International Inc./1/               15,913       113,460
NASB Financial Inc.                            5,037       113,333
Lydall Inc./1/                                12,876       113,309
WESCO International Inc./1/                   32,201       112,704
Escalade Inc./1/                               8,203       112,135
Mission West Properties Inc.                  11,910       111,954
SCS Transportation Inc./1/                    10,538       111,492
Lawson Software Inc./1/                       23,923       111,003
Dress Barn Inc./1/                             8,230       110,693
C-COR.net Corp./1/                            33,473       110,461
Gladstone Capital Corp.                        6,865       110,389
Benihana Inc./1/                              10,687       110,076
Omnicell Inc./1/                              33,119       109,624
Mid-State Bancshares                           6,557       109,567
ParkerVision Inc./1/                          19,278       108,728
Vicor Corp./1/                                18,915       107,816
Griffon Corp./1/                               8,328       107,431
General Binding Corp./1/                      13,572       107,219
World Fuel Services Corp.                      5,249       106,870
Exploration Company of Delaware (The)/1/      35,449       106,701
Enterasys Networks Inc./1/                    57,484       106,345
Sapient Corp./1/                              69,128       105,766
Caminus Corp./1/                              11,862       105,453
PetroQuest Energy Inc./1/                     69,571       105,052
Altiris Inc./1/                                8,385       104,729
eUniverse Inc./1/                             20,520       104,447
Deb Shops Inc.                                 5,564       103,941
Summit America Television Inc./1/             43,672       103,896
Covansys Corp./1/                             43,783       103,766
Chemical Financial Corp.                       3,906       103,626
Sangamo BioSciences Inc./1/                   36,035       103,420
Radiologix Inc./1/                            45,743       103,379
Virbac Corp./1/                               19,788       103,293
Royal Bancshares of Pennsylvania Class A       5,307       103,274
Applied Films Corporation/1/                   6,374       102,934
AVANIR Pharmaceuticals Class A/1/             97,060       102,884
St. Mary Land & Exploration Co.                4,105       102,830
Thomas & Betts Corp./1/                        7,222       102,408
Caliper Technologies Corp./1/                 29,219       102,266
Syntroleum Corp./1/                           39,759       102,181
Restoration Hardware Inc./1/                  40,475       101,592
American States Water Co.                      4,238       101,288
Provident Bankshares Corp.                     4,364       100,721
Coca-Cola Bottling Co. Consolidated            2,006       100,099
Witness Systems Inc./1/                       31,190        99,808
Kyphon Inc./1/                                11,304        99,260
Collins & Aikman Corp./1/                     24,129        98,205
Triton PCS Holdings Inc. Class A/1/           44,339        97,546
Universal Health Realty Income Trust           3,764        97,488
Weis Markets Inc.                              3,168        96,972
RITA Medical Systems Inc./1/                  22,793        96,870
Acme Communications Inc./1/                   14,968        96,544
Monterey Pasta Co./1/                         32,094        96,282
NIC Inc./1/                                   54,935        96,136
DuPont Photomasks Inc./1/                      4,767        95,626
National Beverage Corp./1/                     6,826        95,359
Seacoast Banking Corp. of Florida              4,859        94,216
Medical Staffing Network Holdings Inc./1/      8,883        94,160
Merix Corp./1/                                23,227        92,908

Schedules of Investments                                                      79
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
ANADIGICS Inc./1/                             43,126  $     91,427
Checkers Drive-in Restaurants Inc./1/         15,990        90,823
Chordiant Software Inc./1/                    81,454        90,414
Sykes Enterprises Inc./1/                     23,149        90,050
EMCOR Group Inc./1/                            1,866        90,034
Carreker Corp./1/                             43,730        89,646
Barnes Group Inc.                              4,236        89,634
Century Bancorp Inc. Class A                   3,274        89,544
Ulticom Inc./1/                               13,941        89,501
LendingTree Inc./1/                            7,667        89,474
American Superconductor Corp./1/              24,590        89,262
Sypris Solutions Inc.                         11,307        89,099
Centex Construction Products Inc.              2,454        88,344
Matria Healthcare Inc./1/                      9,045        88,189
Insight Communications Co. Inc./1/             7,366        88,024
Ariad Pharmaceuticals Inc./1/                 68,606        87,816
ONYX Software Corp./1/                        99,448        87,514
Endocardial Solutions Inc./1/                 31,422        87,039
Hexcel Corp./1/                               29,458        85,723
Second Bancorp Inc.                            3,856        85,410
Gulf Island Fabrication Inc./1/                4,858        84,918
Shoe Carnival Inc./1/                          5,556        84,562
Tripos Inc./1/                                16,658        84,123
Hanger Orthopedic Group Inc./1/                7,312        83,576
First Oak Brook Bancshares Class A             2,740        83,269
First Financial Bancorp                        5,249        83,249
Paxson Communications Corp./1/                38,171        83,213
Arris Group Inc./1/                           22,488        83,206
Granite Construction Inc.                      5,290        83,053
Woodhead Industries Inc.                       6,950        82,636
PLX Technology Inc./1/                        34,623        82,403
Camden National Corp.                          3,268        82,190
Lifecore Biomedical Inc./1/                   22,608        81,841
SPSS Inc./1/                                   7,158        81,029
C&D Technologies Inc.                          6,689        80,134
Tetra Tech Inc./1/                             5,663        80,075
AEP Industries Inc./1/                         9,244        79,961
Flowers Foods Inc.                             2,901        79,458
Progenics Pharmaceuticals Inc./1/             17,971        79,432
Valhi Inc.                                     7,221        79,431
Tasty Baking Company                           9,606        79,250
Durect Corp./1/                               56,281        78,793
Hanover Compressor Co./1/                     11,990        77,935
First Republic Bank/1/                         3,602        77,803
Horizon Offshore Inc./1/                      22,860        77,724
Catapult Communications Corp./1/              12,174        77,427
Analogic Corp.                                 1,675        76,331
Bruker Daltonics Inc./1/                      25,517        76,321
Nuance Communications Inc./1/                 34,779        75,818
Saxon Capital Inc./1/                          5,655        75,268
Nassda Corp./1/                               11,349        74,903
EarthShell Corp./1/                          150,843        73,913
Keystone Automotive Industries Inc./1/         4,159        73,697
SureBeam Corporation Class A/1/               20,926        73,450
CKE Restaurant Inc./1/                        16,615        73,106
Encore Wire Corp./1/                           8,598        73,083
SpeechWorks International Inc./1/             31,388        72,820
Trikon Technologies Inc./1/                   21,087        72,539
Grace (W.R.) & Co./1/                         48,754        72,156
GSI Commerce Inc./1/                          42,313        71,509
StorageNetworks Inc./1/                       79,348        71,413
NBC Capital Corp.                              2,961        71,064
Seacoast Financial Services Corp.              3,853        70,321
Synplicity Inc./1/                            21,830        69,638
I-many Inc./1/                                92,038        69,028
Urologix Inc./1/                              31,759        68,599
LodgeNet Entertainment Corp./1/                7,968        67,728
ICT Group Inc./1/                              6,989        67,514
NATCO Group Inc. Class A/1/                   11,896        67,212
Capstone Turbine Corp./1/                     93,045        66,992
Gaiam Inc./1/                                 12,440        66,803
Monarch Casino & Resort Inc./1/                7,297        66,476
Zomax Inc./1/                                 22,892        66,387
Bank of Granite Corp.                          3,980        66,108
LeCroy Corp./1/                                6,719        65,443
August Technology Corp./1/                    16,642        65,237
Unitil Corp.                                   2,606        65,150
Zenith National Insurance Corp.                3,000        64,350
International Multifoods Corp./1/              3,294        63,640
IMCO Recycling Inc./1/                        10,001        63,506
MB Financial Inc.                              1,758        62,936
Pain Therapeutics Inc./1/                     36,429        62,294

80                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Allegiant Bancorp Inc.                         3,682  $     62,226
Acclaim Entertainment Inc./1/                158,938        61,986
US Unwired Inc./1/                           203,188        60,956
Vitria Technology Inc./1/                     89,395        60,789
Med-Design Corp. (The)/1/                     19,291        60,574
Seattle Genetics Inc./1/                      25,142        59,838
Charter Financial Corp.                        1,973        59,802
Cache Inc./1/                                  5,934        59,637
Flagstar Bancorp Inc.                          2,261        59,623
Farmer Brothers Co.                              194        59,566
Sonic Innovations Inc./1/                     24,772        59,453
DocuCorp International Inc./1/                17,968        59,115
Heidrick & Struggles
  International Inc./1/                        5,039        58,452
PDI Inc./1/                                    7,880        58,312
Somera Communications Inc./1/                 62,635        58,251
RCN Corp./1/                                  80,151        57,709
Bridgeford Food Corp.                          6,592        57,548
Novadigm Inc./1/                              30,879        57,126
CompuCredit Corp./1/                           9,044        56,796
ON Semiconductor Corp./1/                     44,447        56,448
Powell Industries Inc./1/                      4,023        56,081
Partners Trust Financial Group Inc.            3,286        55,862
First Sentinel Bancorp Inc.                    4,022        55,584
Pegasystems Inc./1/                           13,909        55,497
Inter Parfums Inc.                             7,531        55,353
Answerthink Inc./1/                           25,142        55,312
Bio-Reference Laboratories Inc./1/            12,820        53,716
Wausau-Mosinee Paper Corp.                     5,215        53,193
BE Aerospace Inc./1/                          27,878        52,968
Thomas Industries Inc.                         2,121        52,601
California Water Service Group                 2,025        52,144
CCBT Financial Companies Inc.                  2,361        51,942
Summit Bancshares Inc.                         2,715        51,911
Sizeler Property Investors Inc.                5,580        51,838
Mobile Mini Inc./1/                            3,220        51,456
Inforte Corp./1/                               8,700        51,417
State Bancorp Inc.                             2,730        50,505
Central Parking Corp.                          5,035        50,350
Flushing Financial Corp.                       2,865        49,851
Tropical Sportswear International Corp./1/    10,921        49,691
Tellium Inc./1/                               93,644        49,631
Manufacturers Services Ltd./1/                10,277        48,302
EMCORE Corp./1/                               28,175        46,489
Fleming Companies Inc.                        92,619        46,309
GrafTech International Ltd./1/                16,178        46,107
SBS Technologies Inc./1/                       6,336        46,063
Active Power Inc./1/                          41,442        46,001
Handspring Inc./1/                            73,499        45,569
First Federal Capital Corp.                    2,233        45,352
Rigel Pharmaceuticals Inc./1/                 59,882        44,313
Tredegar Corp.                                 3,674        43,904
Overstock.com Inc./1/                          4,400        42,900
Cherokee Inc./1/                               2,844        42,660
Jo-Ann Stores Inc./1/                          2,130        42,600
Coldwater Creek Inc./1/                        4,450        42,231
Digitas Inc./1/                               12,991        41,961
Northwest Pipe Co./1/                          3,350        41,540
SimpleTech Inc./1/                            16,309        40,773
Standard Microsystems Corp./1/                 2,657        40,360
Synaptics Inc./1/                              5,358        40,185
Knight Trading Group Inc./1/                  10,203        39,792
FNB Corp. - Virginia Shares                    1,422        39,745
Allegiance Telecom Inc./1/                   131,398        39,419
Exelixis Inc./1/                               5,898        39,281
Cirrus Logic Inc./1/                          19,533        39,261
Acacia Research - Acacia Technologies/1/      32,002        38,722
Private Media Group Inc./1/                   32,809        38,715
Viewpoint Corp./1/                            84,022        38,650
Bally Total Fitness Holding Corp./1/           7,613        38,598
Ultratech Stepper Inc./1/                      3,215        38,484
NaPro BioTherapeutics Inc./1/                 58,247        37,861
Farmers Capital Bank Corp.                     1,179        37,728
Irwin Financial Corp.                          1,898        36,992
Checkpoint Systems Inc./1/                     3,719        36,595
LSB Bancshares Inc.                            2,344        36,566
X-Rite Inc.                                    4,314        36,281
Inrange Technologies Corp./1/                 19,823        36,276
Lightbridge Inc./1/                            5,521        35,224

Schedules of Investments                                                      81
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
Virco Manufacturing Corp.                      3,633  $     35,022
WMS Industries Inc./1/                         2,737        34,897
MedSource Technologies Inc./1/                18,960        34,318
Jakks Pacific Inc./1/                          3,307        34,261
Specialty Laboratories Inc./1/                 4,075        34,230
Advanced Power Technology Inc./1/             11,177        34,202
First Essex Bancorp Inc.                       1,093        33,905
Electroglas Inc./1/                           38,303        33,707
Pathmark Stores Inc./1/                        4,948        33,053
Local Financial Corp./1/                       2,269        32,719
Charles River Associates Inc./1/               1,913        32,712
Apex Mortgage Capital Inc.                     5,377        32,316
Gold Bancorp Inc.                              4,019        32,192
Avanex Corp./1/                               40,708        31,752
NetScout Systems Inc./1/                      11,345        31,641
BKF Capital Group Inc./1/                      1,942        31,557
Align Technology Inc./1/                       5,020        30,371
Netro Corp./1/                                11,038        29,692
4Kids Entertainment Inc./1/                    2,499        29,488
Michael Baker Corp./1/                         3,396        29,274
Acacia Research - CombiMatrix/1/              15,258        28,685
Paradyne Networks Inc./1/                     21,533        27,993
Neurogen Corp./1/                              7,585        27,609
BSB Bancorp Inc.                               1,225        26,547
DiamondCluster International Inc. Class A/1/  18,520        25,928
dELiA*s Corp. Class A/1/                      73,781        25,823
DHB Industries Inc./1/                        11,229        24,928
Standex International Corp.                    1,272        24,232
ClearOne Communications Inc./1,2/             16,619        23,599
Therma-Wave Inc./1/                           51,243        23,059
Cole National Corp./1/                         2,544        22,896
Pericom Semiconductor Corp./1/                 2,936        22,842
Centennial Communications Corp./1/            12,573        22,757
Tweeter Home Entertainment Group Inc./1/       4,719        22,510
William Lyon Homes Inc./1/                       878        22,187
Lawson Products Inc.                             850        22,160
Stratos Lightwave Inc./1/                      7,058        22,021
Bruker AXS Inc./1/                            16,318        21,866
Warwick Community Bancorp                        728        21,549
BriteSmile Inc./1/                             1,861        21,364
World Acceptance Corp./1/                      2,326        20,934
Flow International Corp./1/                   10,306        20,612
Sun Bancorp Inc. - Pennsylvania Shares         1,046        20,407
Gray Television Inc. Class A                   1,877        19,896
Steven Madden Ltd./1/                          1,221        19,133
Raindance Communications Inc./1/              10,956        18,406
Theragenics Corp./1/                           5,272        18,241
Alamosa Holdings Inc./1/                      50,406        18,146
Buckle Inc. (The)/1/                           1,005        17,788
Women First HealthCare Inc./1/                35,175        17,588
Illumina Inc./1/                               7,695        17,391
Nature's Sunshine Products Inc.                1,963        17,216
MetaSolv Inc./1/                              11,591        16,459
Infogrames Inc./1/                             9,238        16,444
Foamex International Inc./1/                  14,564        16,312
PriceSmart Inc./1/                             1,066        15,937
Kendle International Inc./1/                   4,365        14,710
AXT Inc./1/                                   21,936        14,697
Optical Communication Products Inc./1/        14,857        14,411
Monro Muffler Brake Inc./1/                      681        14,301
Mossimo Inc./1/                                2,924        14,094
AirGate PCS Inc./1/                           55,625        13,906
Suntron Corp./1/                               4,010        12,832
Drew Industries Inc./1/                          714        10,860
PC Connection Inc./1/                          2,053        10,778
Alliance Imaging Inc./1/                       3,018         9,477
Penton Media Inc./1/                          16,816         9,249
FAO Inc./1/                                   38,012         7,983
3D Systems Corp./1/                            1,683         7,843
Liquidmetal Technologies/1/                    1,409         7,637
ATA Holdings Corp./1/                          1,925         7,219
Hall Kinion & Associates Inc./1/               4,610         6,823
Cross Media Marketing Corp./1/                18,962         6,637
Res-Care Inc./1/                               2,051         5,989
Dominion Homes Inc./1/                           347         4,719
MCSi Inc./1/                                  11,029         3,750

82                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 GROWTH INDEX FUND
March 31, 2003

Security                                      Shares         Value
------------------------------------------------------------------
DDi Corp./1/                                  22,771  $      3,416
Liberty Media Corp. Class A/1/                     1             5
TOTAL COMMON STOCKS
  (Cost: $759,132,507)                                 637,835,435
SHORT TERM INSTRUMENTS - 0.44%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       522,749       522,749
BlackRock Temp Cash Money Market Fund      2,303,557     2,303,557
Goldman Sachs Financial Square Prime
  Obligation Fund                             12,541        12,541
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $2,838,847)                                     2,838,847
TOTAL INVESTMENTS IN SECURITIES - 100.39%
  (Cost $761,971,354)                                 $640,674,282
Other Assets, Less Liabilities - (0.39%)                (2,488,569)
                                                      ------------
NET ASSETS - 100.00%                                  $638,185,713
                                                      ============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

See notes to financial statements.

Schedules of Investments                                                      83

Schedule of Investments

iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS - 99.87%
AGL Resources Inc.                          136,415  $  3,223,486
Pan Pacific Retail Properties Inc.           77,884     2,947,909
Imation Corp./1/                             76,717     2,855,407
WGL Holdings Inc.                           106,317     2,816,337
WPS Resources Corp.                          68,656     2,746,240
Realty Income Corp.                          72,904     2,606,318
ONEOK Inc.                                  140,812     2,582,492
Thornburg Mortgage Inc.                     124,510     2,568,641
Cytec Industries Inc./1/                     87,071     2,424,927
Energen Corp.                                75,541     2,421,844
Piedmont Natural Gas Co.                     67,602     2,410,011
HRPT Properties Trust                       282,969     2,408,066
Healthcare Realty Trust Inc.                 92,053     2,247,934
South Financial Group Inc. (The)            103,582     2,242,550
Health Care REIT Inc.                        85,288     2,234,546
Alexander & Baldwin Inc.                     89,300     2,219,998
Commercial Federal Corp.                     99,537     2,161,944
Maxtor Corp./1/                             382,000     2,150,660
Corn Products International Inc.             73,745     2,150,404
Kennametal Inc.                              75,670     2,128,597
Atmos Energy Corp.                           99,498     2,115,327
Electronics For Imaging Inc./1/             119,099     2,106,742
Airborne Inc.                               106,155     2,081,700
Wallace Computer Services Inc.               81,809     2,037,862
Home Properties of New York Inc.             60,242     2,000,034
Smucker (J.M.) Co. (The)                     56,043     1,959,824
Crown Holdings Inc./1/                      350,081     1,939,449
DQE Inc.                                    157,114     1,915,220
Universal Corp.                              49,104     1,854,167
PacifiCare Health Systems Inc./1/            76,551     1,847,941
Commerce Group Inc.                          53,864     1,842,149
Great Lakes Chemical Corp.                   82,149     1,823,708
Louisiana-Pacific Corp./1/                  229,744     1,821,870
Prentiss Properties Trust                    67,203     1,821,201
Standard-Pacific Corp.                       70,597     1,800,929
Service Corp. International/1/              645,645     1,794,893
PNM Resources Inc.                           79,676     1,791,913
Tom Brown Inc./1/                            73,397     1,776,207
Post Properties Inc.                         73,467     1,774,228
SL Green Realty Corp.                        57,896     1,769,302
New Jersey Resources Corp.                   54,184     1,769,108
Claire's Stores Inc.                         74,900     1,768,389
Worthington Industries Inc.                 147,732     1,762,443
Ralcorp Holdings Inc./1/                     65,814     1,713,797
Novell Inc./1/                              796,674     1,712,849
Minerals Technologies Inc.                   44,891     1,710,796
Crown Castle International Corp./1/         310,140     1,705,770
Broadwing Inc./1/                           420,751     1,683,004
CBL & Associates Properties Inc.             41,392     1,680,101
Bob Evans Farms Inc.                         69,238     1,667,943
Payless ShoeSource Inc./1/                  106,284     1,663,345
Western Digital Corp./1/                    181,944     1,648,413
M.D.C. Holdings Inc.                         42,533     1,632,417
Werner Enterprises Inc.                      84,512     1,627,701
Harleysville Group Inc.                      65,051     1,623,022
LandAmerica Financial Group Inc.             40,791     1,621,442
St. Mary Land & Exploration Co.              64,538     1,616,677
Millennium Chemicals Inc.                   138,256     1,614,830
Liberty Corp.                                37,013     1,613,767
Kellwood Co.                                 55,581     1,608,514
EMCOR Group Inc./1/                          33,140     1,599,005
American Capital Strategies Ltd.             70,939     1,589,034
ADTRAN Inc./1/                               44,246     1,588,874
Charter Municipal Mortgage Acceptance Co.    90,426     1,588,785
Susquehanna Bancshares Inc.                  76,478     1,584,624
EarthLink Inc./1/                           274,648     1,579,226
UGI Corp.                                    34,237     1,564,631
Anixter International Inc./1/                68,599     1,555,139
Mueller Industries Inc./1/                   61,764     1,542,247
Beazer Homes USA Inc./1/                     26,220     1,541,998
Yellow Corp./1/                              63,720     1,537,564
Friedman, Billings, Ramsey Group, Inc.
  Class A/1/                                169,559     1,534,511
Carlisle Companies Inc.                      37,896     1,534,409
Wolverine World Wide Inc.                    91,324     1,529,677
LNR Property Corp.                           45,038     1,517,781
Sensient Technologies Corp.                  75,570     1,512,911
First Commonwealth Financial Corp.          128,997     1,502,815
CH Energy Group Inc.                         35,954     1,499,282

84                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
USFreightways Corp.                          59,062  $  1,494,859
Westar Energy Inc.                          122,942     1,490,057
Cree Inc./1/                                 80,314     1,487,415
Abgenix Inc./1/                             170,632     1,484,498
Kansas City Southern Industries Inc./1/     132,029     1,482,686
Tetra Tech Inc./1/                          104,471     1,477,220
Southwest Gas Corp.                          72,215     1,469,575
Cabot Oil & Gas Corp.                        60,901     1,461,624
AnnTaylor Stores Corp./1/                    70,317     1,443,608
Protein Design Labs Inc./1/                 195,060     1,443,444
Ohio Casualty Corp./1/                      111,710     1,443,293
Fuller (H.B.) Co.                            62,225     1,438,642
Northwest Natural Gas Co.                    55,862     1,402,136
Ventas Inc.                                 120,449     1,397,208
Selective Insurance Group Inc.               56,790     1,393,627
Impac Mortgage Holdings Inc.                107,050     1,390,580
Hutchinson Technology Inc./1/                55,666     1,376,064
Thoratec Corp./1/                           107,280     1,361,383
Tecumseh Products Co. Class A                33,219     1,361,315
Briggs & Stratton Corp.                      35,010     1,359,788
Waypoint Financial Corp.                     78,477     1,354,513
Trinity Industries Inc.                      78,580     1,353,148
Lennox International Inc.                    93,811     1,350,878
SEACOR SMIT Inc./1/                          38,133     1,334,655
Del Monte Foods Co./1/                      178,646     1,332,699
Philadelphia Consolidated
  Holding Corp./1/                           37,011     1,332,396
UMB Financial Corp.                          36,171     1,327,476
Community First Bankshares Inc.              51,899     1,326,019
Hunt (J.B.) Transport Services Inc./1/       48,592     1,308,097
Sirius Satellite Radio Inc./1/            1,787,221     1,304,671
OfficeMax Inc./1/                           253,041     1,303,161
Brandywine Realty Trust                      58,573     1,288,606
Massey Energy Co.                           136,925     1,287,095
Gables Residential Trust                     47,971     1,283,704
Chemical Financial Corp.                     47,899     1,270,761
Hancock Holding Co.                          29,225     1,257,260
First Citizens BancShares Inc. Class A       13,329     1,254,126
Thomas & Betts Corp./1/                      88,248     1,251,357
Flowers Foods Inc.                           45,459     1,245,122
Nationwide Health Properties Inc.            96,624     1,241,618
Iomega Corp./1/                             111,817     1,241,169
Florida East Coast Industries Inc.           49,684     1,214,774
Commercial Net Lease Realty Inc.             80,441     1,214,659
Hughes Supply Inc.                           52,064     1,212,571
Potlatch Corp.                               62,368     1,211,810
ProAssurance Corp./1/                        51,515     1,211,633
Florida Rock Industries Inc.                 35,307     1,195,142
Coherent Inc./1/                             63,466     1,189,987
Arkansas Best Corp.                          46,812     1,189,961
AMCORE Financial Inc.                        54,242     1,180,848
Kilroy Realty Corp.                          53,391     1,179,941
First Financial Bancorp                      74,114     1,175,448
First Charter Corp.                          67,259     1,174,342
Capital Automotive                           46,636     1,163,102
Terex Corp./1/                               93,877     1,160,320
Anthracite Capital Inc.                     101,033     1,155,818
American Tower Corp. Class A/1/             209,346     1,155,590
Alpharma Inc. Class A                        64,375     1,154,244
Senior Housing Properties Trust              99,901     1,153,857
FirstFed Financial Corp./1/                  37,942     1,145,469
Quantum Corp./1/                            316,247     1,141,652
Quanex Corp.                                 35,949     1,139,583
Toro Co.                                     16,244     1,137,892
Delphi Financial Group Inc. Class A          28,863     1,130,852
Cleco Corp.                                  89,190     1,119,334
Provident Bankshares Corp.                   47,917     1,105,924
Avista Corp.                                104,209     1,103,573
El Paso Electric Co./1/                     102,142     1,103,134
Joy Global Inc./1/                          101,115     1,095,075
Colonial Properties Trust                    32,996     1,091,508
WesBanco Inc.                                46,483     1,090,956
Choice Hotels International Inc./1/          44,661     1,088,835
OSI Pharmaceuticals Inc./1/                  67,771     1,084,336
Blyth Inc.                                   42,433     1,079,071
Dycom Industries Inc./1/                    104,299     1,077,409
UniSource Energy Corp.                       62,197     1,076,008
Southern Union Co./1/                        88,442     1,074,570
Taubman Centers Inc.                         63,092     1,074,457
US Oncology Inc./1/                         150,905     1,071,426

Schedules of Investments                                                      85
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
MPS Group Inc./1/                           204,721  $  1,068,644
Corrections Corp. of America/1/              61,118     1,067,120
CV Therapeutics Inc./1/                      59,137     1,066,240
United Stationers Inc./1/                    49,941     1,066,240
Republic Bancorp Inc.                        89,390     1,053,014
Western Gas Resources Inc.                   32,345     1,052,830
Tesoro Petroleum Corp./1/                   142,127     1,051,740
Brown Shoe Co. Inc.                          38,578     1,044,306
Kimball International Inc. Class B           74,396     1,037,899
Granite Construction Inc.                    65,441     1,027,424
SanDisk Corp./1/                             60,717     1,021,260
Connecticut Bankshares Inc.                  24,538     1,019,063
Casey's General Store Inc.                   85,538     1,017,902
Longs Drug Stores Corp.                      67,741     1,016,115
Horace Mann Educators Corp.                  77,435     1,015,947
Moog Inc. Class A/1/                         33,155     1,014,543
PSS World Medical Inc./1/                   155,350     1,012,882
Aztar Corp./1/                               75,231     1,010,352
United Defense Industries Inc./1/            46,370     1,003,447
Insight Communications Co. Inc./1/           83,605       999,080
Entertainment Properties Trust               37,622       996,983
Overseas Shipholding Group Inc.              59,345       991,062
Heritage Property Investment Trust Inc.      39,556       990,878
Smith (A.O.) Corp.                           36,590       980,612
USEC Inc.                                   177,110       974,105
Laclede Group Inc. (The)                     41,503       962,870
Texas Regional Bancshares Inc. Class A       31,791       959,773
Lexington Corp. Properties Trust             56,044       955,550
W Holding Co. Inc.                           51,588       947,156
Sunrise Assisted Living Inc./1/              39,164       939,936
Modine Manufacturing Co.                     62,269       933,412
Idex Corp.                                   32,162       932,698
Schulman (A.) Inc.                           64,100       931,373
Black Hills Corp.                            33,840       930,262
Russell Corp.                                52,752       923,160
La Quinta Corp.                             302,261       921,896
F&M Bancorp                                  20,794       915,144
Arch Coal Inc.                               48,107       914,514
UIL Holdings Corp.                           26,344       914,137
Journal Register Co./1/                      59,877       913,723
Genesis Health Ventures Inc./1/              61,486       913,682
RLI Corp.                                    33,998       913,526
Curtiss-Wright Corp.                         15,060       911,130
Banta Corp.                                  30,831       908,898
Seacoast Financial Services Corp.            49,557       904,460
MAF Bancorp Inc.                             26,802       901,887
Summit Properties Inc.                       48,609       899,267
Equity One Inc.                              58,435       893,471
RAIT Investment Trust                        39,270       889,073
BankAtlantic Bancorp Inc. Class A            90,714       888,090
Unizan Financial Corp.                       48,462       887,824
Westport Resources Corp./1/                  44,057       887,749
Texas Industries Inc.                        46,145       887,368
Crompton Corp.                              218,886       886,488
Dollar Thrifty Automotive Group Inc./1/      53,199       885,763
Fremont General Corp.                       127,149       883,686
Harbor Florida Bancshares Inc.               37,332       872,076
Roadway Corp.                                25,894       867,967
Gaylord Entertainment Co./1/                 48,237       865,854
Stewart Information Services Corp./1/        37,233       864,178
Empire District Electric Co. (The)           48,958       861,661
ESCO Technologies Inc./1/                    26,253       861,098
Vintage Petroleum Inc.                       90,567       860,387
Gartner Inc. Class A/1/                     123,617       859,138
Kaydon Corp.                                 45,578       857,778
Donnelley (R.H.) Corp./1/                    28,863       856,654
Acuity Brands Inc.                           63,339       851,910
CommScope Inc./1/                           113,444       850,830
Pulitzer Inc.                                19,456       847,698
Stone Energy Corp./1/                        25,182       845,612
Ruddick Corp.                                68,282       839,869
Trust Co. of New Jersey (The)                30,671       837,932
Southwest Bancorp of Texas Inc./1/           27,889       837,507
Delta & Pine Land Co.                        36,848       833,133
South Jersey Industries Inc.                 26,346       831,216
MB Financial Inc.                            23,128       827,982
BankUnited Financial Corp. Class A/1/        46,905       827,873
Charming Shoppes Inc./1/                    235,805       825,317
Bedford Property Investors Inc.              31,569       825,214

86                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Arch Chemicals Inc.                          44,117  $    824,988
Alaska Air Group Inc./1/                     52,457       821,477
Thomas Industries Inc.                       32,991       818,177
Oshkosh Truck Corp.                          13,117       817,189
Hollywood Entertainment Corp./1/             50,862       815,826
UICI/1/                                      84,812       815,043
Landry's Restaurants Inc.                    48,182       809,458
EastGroup Properties Inc.                    31,549       806,392
Triarc Companies Inc./1/                     28,909       805,116
EGL Inc./1/                                  54,173       805,011
Pep Boys-Manny, Moe & Jack Inc.             105,592       802,499
Viasys Healthcare Inc./1/                    57,316       802,424
Sycamore Networks Inc./1/                   262,279       799,951
Handleman Co./1/                             54,357       799,048
Federal Signal Corp.                         55,615       789,733
Benchmark Electronics Inc./1/                27,853       789,075
Lone Star Steakhouse & Saloon Inc.           37,229       788,883
Community Bank System Inc.                   24,993       785,530
Sovran Self Storage Inc.                     27,520       783,770
Novastar Financial Inc.                      22,906       782,240
Redwood Trust Inc.                           24,026       780,845
Jones Lang LaSalle Inc./1/                   57,137       780,491
Hain Celestial Group Inc./1/                 51,646       780,371
Corus Bankshares Inc.                        19,549       780,201
Mid-State Bancshares                         46,672       779,889
Reliance Steel & Aluminum Co.                51,601       779,175
Regal-Beloit Corp.                           50,794       777,656
Ariba Inc./1/                               273,743       771,955
Ascential Software Corp./1/                 275,673       771,884
Esterline Technologies Corp./1/              45,627       771,553
National Health Investors Inc.               50,154       769,864
XM Satellite Radio Holdings Inc. Class
  A/1/                                      130,678       769,693
First Merchants Corp.                        33,740       769,609
Nektar Therapeutics/1/                      120,955       764,436
Hudson River Bancorp Inc.                    33,158       761,971
M/I Schottenstein Homes Inc.                 26,528       760,823
Wausau-Mosinee Paper Corp.                   73,941       754,198
Bay View Capital Corp./1/                   137,894       751,522
Anworth Mortgage Asset Corp.                 57,405       749,709
Longview Fibre Co.                          112,389       747,387
Saxon Capital Inc./1/                        56,072       746,318
California Water Service Group               28,895       744,046
Commercial Metals Co.                        53,017       739,587
Offshore Logistics Inc./1/                   40,960       739,328
Bowne & Co. Inc.                             73,703       737,030
Ferro Corp.                                  34,430       735,769
Jack in the Box Inc./1/                      40,568       734,686
Cornerstone Realty Income Trust Inc.        105,547       734,607
Mid-America Apartment Communities Inc.       30,976       734,131
ShopKo Stores Inc./1/                        62,979       733,705
Bandag Inc.                                  22,948       731,812
First Federal Capital Corp.                  35,663       724,316
Wabtec Corp.                                 62,362       724,023
Flagstar Bancorp Inc.                        27,329       720,666
ImClone Systems Inc./1/                      43,096       714,532
Sierra Pacific Resources/1/                 224,607       714,250
PFF Bancorp Inc.                             22,253       714,099
First Financial Corp.                        15,037       710,649
Nu Skin Enterprises Inc. Class A             70,211       707,025
Actuant Corp. Class A/1/                     20,079       705,777
Applied Industrial Technologies Inc.         42,206       705,262
Regis Corp.                                  28,253       703,782
Datascope Corp.                              25,918       701,859
First Sentinel Bancorp Inc.                  50,606       699,375
Lattice Semiconductor Corp./1/               92,693       698,905
Community Trust Bancorp Inc.                 27,659       698,390
American States Water Co.                    29,076       694,916
Corixa Corp./1/                             101,282       692,769
Harland (John H.) Co.                        28,464       691,960
Stride Rite Corp.                            81,387       691,790
Arbitron Inc./1/                             21,807       691,282
Superior Industries International Inc.       18,971       691,114
Parkway Properties Inc.                      18,272       688,489
Alabama National Bancorp                     16,792       688,472
Boca Resorts Inc. Class A/1/                 62,498       688,103
Tupperware Corp.                             49,782       687,987
Station Casinos Inc./1/                      32,563       687,405
Technitrol Inc./1/                           46,887       686,426
Triumph Group Inc./1/                        30,419       682,907
Chemed Corp.                                 21,548       682,856

Schedules of Investments                                                      87
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Stewart & Stevenson Services Inc.            62,597  $    682,307
Credence Systems Corp./1/                   100,104       680,707
Net.B@nk Inc.                                73,162       679,675
Imagistics International Inc./1/             36,501       679,649
Central Garden & Pet Co./1/                  31,340       678,198
FelCor Lodging Trust Inc.                   108,338       674,946
PolyOne Corp.                               172,457       672,582
Amylin Pharmaceuticals Inc./1/               41,501       672,316
Penn Virginia Corp.                          17,494       671,770
Kramont Realty Trust                         44,670       670,050
Odyssey Re Holdings Corp.                    36,688       662,218
SPS Technologies Inc./1/                     27,062       660,313
Sybron Dental Specialties Inc./1/            37,739       658,546
Checkpoint Systems Inc./1/                   66,854       657,843
PS Business Parks Inc.                       22,047       655,898
Wellman Inc.                                 70,075       653,800
MFA Mortgage Investments Inc.                75,171       650,229
G&K Services Inc. Class A                    27,059       649,416
Weis Markets Inc.                            21,204       649,054
Cable Design Technologies Corp./1/           97,567       648,821
Griffon Corp./1/                             49,961       644,497
Gardner Denver Inc./1/                       34,893       642,031
Range Resources Corp./1/                    112,256       640,982
Koger Equity Inc.                            41,793       639,433
Silicon Graphics Inc./1/                    417,150       638,240
Burlington Coat Factory Warehouse Corp.      39,149       638,129
Ionics Inc./1/                               38,556       638,102
Fidelity Bankshares Inc.                     34,768       637,645
Men's Wearhouse Inc. (The)/1/                42,532       636,279
Tredegar Corp.                               53,233       636,134
Owens & Minor Inc.                           36,205       635,398
East West Bancorp Inc.                       20,525       633,196
Universal Compression Holdings Inc./1/       36,125       630,381
URS Corp./1/                                 54,416       627,416
Omega Financial Corp.                        18,055       627,411
NCI Building Systems Inc./1/                 40,384       626,356
Phillips-Van Heusen Corp.                    50,681       625,910
Tractor Supply Co./1/                        18,943       625,498
Irwin Financial Corp.                        32,042       624,499
United Online Inc./1/                        36,170       623,571
Exelixis Inc./1/                             93,625       623,542
Holly Corp.                                  21,652       620,113
AMLI Residential Properties Trust            29,456       620,049
Keystone Property Trust                      35,970       618,684
Sterling Financial
  Corp. (Washington)/1/                      29,114       617,799
Bank Mutual Corp.                            24,422       617,144
Nordson Corp.                                25,515       614,656
Hanover Compressor Co./1/                    94,526       614,419
Applera Corp. - Celera
  Genomics Group/1/                          71,137       613,201
Pegasus Solutions Inc./1/                    54,592       611,430
International Multifoods Corp./1/            31,546       609,469
MacDermid Inc.                               29,797       609,349
U.S. Restaurant Properties Inc.              43,034       606,779
Boyd Gaming Corp./1/                         47,552       606,288
C&D Technologies Inc.                        50,581       605,960
Methode Electronics Inc. Class A             74,806       605,929
Cell Therapeutics Inc./1/                    73,085       605,875
RFS Hotel Investors Inc.                     62,375       605,038
Skyworks Solutions Inc./1/                   97,018       604,422
CDI Corp./1/                                 25,923       604,006
Capital City Bank Group Inc.                 15,429       603,428
First Financial Holdings Inc.                24,388       601,652
United Community Financial Corp.             68,512       599,480
IBERIABANK Corp.                             14,591       593,854
NCO Group Inc./1/                            40,949       593,761
United Therapeutics Inc./1/                  34,384       592,780
Sola International Inc./1/                   47,901       592,056
Marcus Corp.                                 43,348       589,533
Allen Telecom Inc./1/                        60,447       589,358
Analogic Corp.                               12,880       586,954
Knight Trading Group Inc./1/                150,279       586,088
Jo-Ann Stores Inc./1/                        29,301       586,020
Finish Line Inc. (The)/1/                    38,836       582,540
CIBER Inc./1/                               121,943       580,449
Integra Bank Corp.                           33,827       580,133
WMS Industries Inc./1/                       45,473       579,781
U.S. Industries Inc./1/                     145,700       576,972
Russ Berrie & Co. Inc.                       18,022       576,704

88                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Georgia Gulf Corp.                           28,478  $    573,262
RSA Security Inc./1/                         80,688       572,885
NBT Bancorp Inc.                             32,847       572,523
Stewart Enterprises Inc. Class A/1/         211,890       572,103
First Financial Bankshares Inc.              16,021       568,745
DoubleClick Inc./1/                          73,120       568,142
Heartland Express Inc./1/                    29,512       566,040
Denbury Resources Inc./1/                    52,004       563,203
Gold Bancorp Inc.                            70,261       562,791
Simmons First National Corp. Class A         15,594       562,164
Parametric Technology Corp./1/              258,966       561,956
AMC Entertainment Inc./1/                    64,649       560,507
Ultratech Stepper Inc./1/                    46,631       558,173
Sepracor Inc./1/                             41,115       556,697
Interstate Bakeries Corp.                    52,878       555,219
Corporate Office Properties Trust            37,262       555,204
Pioneer-Standard Electronics Inc.            65,752       554,947
Dress Barn Inc./1/                           41,209       554,261
Brooks Automation Inc./1/                    57,230       553,414
Enterasys Networks Inc./1/                  298,377       551,997
FMC Corp./1/                                 35,122       550,713
Farmer Brothers Co.                           1,775       544,996
Korn/Ferry International/1/                  83,190       544,895
NACCO Industries Inc.                        11,821       543,766
Shurgard Storage Centers Inc. Class A        17,324       537,910
Raytech Corp./1/                             91,551       537,404
American Management Systems Inc./1/          44,366       535,941
Cell Genesys Inc./1/                         72,301       534,304
Glenborough Realty Trust Inc.                34,547       534,097
Valhi Inc.                                   48,541       533,951
Nautica Enterprises Inc./1/                  55,035       533,840
Belden Inc.                                  49,620       533,415
Sinclair Broadcast Group Inc.
  Class A/1/                                 67,669       531,878
Unifi Inc./1/                               110,207       530,096
Local Financial Corp./1/                     36,647       528,450
Sandy Spring Bancorp Inc.                    16,178       527,904
Universal Health Realty Income Trust         20,377       527,764
Nuevo Energy Co./1/                          38,874       526,743
Investors Real Estate Trust                  56,374       524,842
Peoples Holding Co.                          12,300       523,980
Equity Inns Inc.                             89,117       521,334
Chesapeake Corp.                             30,817       520,499
Jakks Pacific Inc./1/                        50,215       520,227
Medarex Inc./1/                             161,008       520,056
DIMON Inc.                                   90,713       519,785
TBC Corp./1/                                 37,110       519,540
3TEC Energy Corp./1/                         34,468       519,088
GlobeSpanVirata Inc./1/                     115,181       518,315
Walter Industries Inc.                       59,064       515,038
Watsco Inc.                                  37,604       514,423
Independent Bank Corp. (Michigan)            25,564       513,836
Sterling Bancshares Inc.                     43,187       513,493
Trammell Crow Co./1/                         64,498       513,404
Spherion Corp./1/                           128,882       511,662
Nabi Biopharmaceuticals/1/                   85,076       510,456
Prime Hospitality Corp./1/                   98,759       509,596
Greif Inc. Class A                           28,287       508,600
PAREXEL International Corp./1/               36,777       504,580
NUI Corp.                                    34,533       504,182
Comstock Resources Inc./1/                   49,838       503,364
Silgan Holdings Inc./1/                      22,587       500,754
MTS Systems Corp.                            46,363       500,720
Playtex Products Inc./1/                     61,344       494,433
FBL Financial Group Inc. Class A             25,027       494,283
West Coast Bancorp                           34,624       492,700
Rainbow Technologies Inc./1/                 52,141       491,690
Kadant Inc./1/                               29,857       489,356
Unova Inc./1/                                90,995       488,643
Hawthorne Financial Corp./1/                 16,527       488,538
Alexion Pharmaceuticals Inc./1/              39,953       485,828
Urstadt Biddle Properties Inc. Class A       40,509       485,298
Port Financial Corp.                         10,140       484,591
Fisher Communications Inc.                   10,827       483,426
Kaman Corp. Class A                          49,324       482,389
Cambrex Corp.                                20,031       481,145
Arrow International Inc.                     11,795       479,703
Stage Stores Inc./1/                         22,591       478,477

Schedules of Investments                                                      89
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Sun Communities Inc.                         13,237  $    473,885
CONMED Corp./1/                              28,864       473,658
United Fire & Casualty Co.                   15,857       472,539
State Auto Financial Corp.                   27,904       472,415
NetIQ Corp./1/                               42,224       471,220
Insignia Financial Group Inc./1/             42,894       469,260
Ameron International Corp.                    7,828       468,114
Universal Forest Products Inc.               29,826       462,303
Golden Telecom Inc./1/                       30,952       461,185
Maxygen Inc./1/                              62,959       458,342
Cash America International Inc.              48,313       458,007
Veritas DGC Inc./1/                          68,336       454,434
Sequa Corp. Class A/1/                       13,249       453,778
Southern Peru Copper Corp.                   31,024       452,950
Arris Group Inc./1/                         122,243       452,299
Tanox Inc./1/                                34,785       450,466
Churchill Downs Inc.                         13,241       450,194
Oil States International Inc./1/             37,506       450,072
Pharmacopeia Inc./1/                         51,239       449,366
FIRSTFED AMERICA BANCORP INC.                16,044       449,232
RTI International Metals Inc./1/             45,806       448,899
Vitesse Semiconductor Corp./1/              209,243       447,780
Newport Corp./1/                             37,812       446,560
Standard Microsystems Corp./1/               29,343       445,720
Century Business Services Inc./1/           173,351       445,512
National Western Life Insurance Co.
  Class A/1/                                  4,739       443,618
LaSalle Hotel Properties                     37,095       443,285
Harris Interactive Inc./1/                   80,889       443,272
Boston Communications Group Inc./1/          28,263       442,599
Incyte Corp./1/                             147,929       442,308
Union Bankshares Corp.                       16,499       442,305
Troy Financial Corp.                         17,294       441,516
Central Vermont Public Service Corp.         25,667       441,472
Praecis Pharmaceuticals Inc./1/             113,954       441,002
Riggs National Corp.                         30,719       440,818
Kirby Corp./1/                               17,816       438,274
JLG Industries Inc.                          92,783       437,936
United Auto Group Inc./1/                    37,177       436,830
Alfa Corp.                                   37,571       436,237
DuPont Photomasks Inc./1/                    21,681       434,921
Bank of Granite Corp.                        26,174       434,750
Pope & Talbot Inc.                           34,431       432,109
Swift Energy Co./1/                          50,700       431,457
Standex International Corp.                  22,637       431,235
Energy Partners Ltd./1/                      42,199       430,430
Park Electrochemical Corp.                   28,400       429,976
Carpenter Technology Corp.                   42,233       428,665
Kelly Services Inc. Class A                  19,913       428,528
Anaren Inc./1/                               49,479       427,993
GenCorp. Inc.                                68,452       427,825
ValueClick Inc./1/                          141,098       427,527
Quiksilver Inc./1/                           13,853       424,179
First Essex Bancorp Inc.                     13,622       422,554
Saul Centers Inc.                            18,324       422,368
Meritage Corp./1/                            12,539       420,433
Old Second Bancorp Inc.                      11,106       420,029
Magna Entertainment Corp. Class A/1/         97,407       419,824
Advanced Digital Information Corp./1/        60,865       419,360
SureBeam Corporation Class A/1/             119,429       419,196
SWS Group Inc.                               29,758       418,993
Valmont Industries Inc.                      19,374       418,478
CKE Restaurant Inc./1/                       95,068       418,299
MEMC Electronics Materials Inc./1/           37,178       418,253
Barnes Group Inc.                            19,758       418,079
Watts Industries Inc. Class A                26,821       417,871
Centex Construction Products Inc.            11,580       416,880
Gentiva Health Services Inc.                 49,673       416,756
Ramco-Gershenson Properties Trust            18,924       415,760
First Republic Bank/1/                       19,190       414,504
Blair Corp.                                  17,590       413,541
Palm Inc./1/                                 41,378       413,325
City Holding Co.                             15,090       412,862
Great Lakes REIT Inc.                        28,931       410,531
Robert Mondavi Corp. (The) Class A/1/        20,459       410,203
Align Technology Inc./1/                     67,436       407,988
REMEC Inc./1/                                84,989       407,947
1st Source Corp.                             31,863       407,846
Pathmark Stores Inc./1/                      61,049       407,807
Consolidated Graphics Inc./1/                24,256       407,743
Argonaut Group Inc.                          47,445       405,655

90                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Hanger Orthopedic Group Inc./1/              35,425  $    404,908
ExpressJet Holdings Inc./1/                  49,291       404,186
GBC Bancorp                                  16,732       404,078
First Indiana Corp.                          25,574       404,069
Heidrick & Struggles International Inc./1/   34,827       403,993
CIMA Labs Inc./1/                            18,590       403,403
American Physicians Capital Inc./1/          19,020       403,224
Parker Drilling Co./1/                      169,726       402,251
First Bancorp North Carolina                 15,977       402,141
First Place Financial Corp.                  26,346       400,459
Tollgrade Communications Inc./1/             27,780       398,643
Columbia Banking System Inc./1/              28,980       398,475
InFocus Corp./1/                             80,620       398,263
Steel Dynamics Inc./1/                       34,161       397,976
Bombay Co. Inc. (The)/1/                     72,938       397,512
Farmers Capital Bank Corp.                   12,352       395,264
PC-Tel Inc./1/                               43,800       394,638
CUNO Inc./1/                                 11,711       393,841
Caraustar Industries Inc./1/                 58,020       392,795
Woodward Governor Co.                        11,191       391,573
PMA Capital Corp. Class A                    57,799       391,299
Movado Group Inc.                            20,448       388,512
Standard Commercial Corp.                    24,734       388,076
PTEK Holdings Inc./1/                       103,994       387,898
BSB Bancorp Inc.                             17,889       387,673
Myers Industries Inc.                        40,429       386,097
Triad Guaranty Inc./1/                       11,225       385,691
RailAmerica Inc./1/                          62,899       383,684
Mobile Mini Inc./1/                          23,977       383,152
Sterling Bancorp NY Shares                   15,537       382,832
Vignette Corp./1/                           250,980       381,490
Allegiant Bancorp Inc.                       22,449       379,388
West Marine Inc./1/                          22,618       378,852
Quaker City Bancorp Inc./1/                  11,101       376,768
German American Bancorp                      21,420       375,921
BancFirst Corp.                               8,501       374,979
Stratex Networks Inc./1/                    180,668       373,983
Black Box Corp.                              12,536       371,442
Footstar Inc./1/                             44,005       369,642
Advanta Corp. Class B                        48,738       369,434
Safeguard Scientifics Inc./1/               261,016       368,033
CCBT Financial Companies Inc.                16,688       367,136
Citizens First Bancorp Inc.                  18,921       367,067
Airgas Inc./1/                               19,784       366,202
DSP Group Inc./1/                            20,153       365,374
Cleveland-Cliffs Inc./1/                     19,571       364,999
Camden National Corp.                        14,494       364,524
TALK America Holdings Inc./1/                50,274       364,436
St. Francis Capital Corp.                    15,949       364,116
Oceaneering International Inc./1/            16,615       363,038
Dionex Corp./1/                              10,974       362,471
Calgon Carbon Corp.                          73,729       361,272
Lightbridge Inc./1/                          56,511       360,540
Innkeepers USA Trust                         55,424       360,256
Umpqua Holdings Corp.                        19,886       359,738
MGE Energy Inc.                              13,579       359,572
Banner Corp.                                 22,746       359,387
Building Materials Holdings Corp.            26,887       357,866
Teledyne Technologies Inc./1/                28,262       357,797
Esperion Therapeutics Inc./1/                35,837       356,578
Register.com/1/                              64,574       356,448
Aspect Communications Corp./1/              115,723       356,427
Wabash National Corp./1/                     56,513       356,032
Solutia Inc.                                229,533       355,776
NDCHealth Corp.                              21,186       355,289
Encore Acquisition Co./1/                    19,245       355,070
Maxwell Shoe Co. Inc. Class A/1/             31,839       355,005
CB Bancshares Inc.                            7,269       354,582
Skyline Corp.                                13,578       354,386
CT Communications Inc.                       37,034       354,045
Manitowoc Co. Inc. (The)                     21,032       353,548
Apex Mortgage Capital Inc.                   58,664       352,571
Input/Output Inc./1/                         97,864       352,310
Seacoast Banking Corp. of Florida            18,103       351,017
Friedman's Inc.                              36,530       350,688
Coachmen Industries Inc.                     31,683       348,513
SJW Corp.                                     4,548       347,922
Bio-Technology General Corp./1/             128,774       346,402
American Italian Pasta Co. Class A/1/         7,987       345,438
First Community Bancshares Inc.              10,442       344,586
Gibraltar Steel Corp.                        18,474       344,355

Schedules of Investments                                                      91
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Littelfuse Inc./1/                           19,168  $    342,916
CFS Bancorp Inc.                             24,902       341,406
Kansas City Life Insurance Co.                7,981       341,108
Tetra Technologies Inc./1/                   14,734       338,882
aQuantive, Inc./1/                           75,943       337,946
USG Corp./1/                                 80,534       335,021
Central Parking Corp.                        33,498       334,980
ITLA Capital Corp./1/                        10,098       333,739
Flushing Financial Corp.                     19,078       331,957
Waste Connections Inc./1/                     9,581       330,545
Lone Star Technologies Inc./1/               15,531       328,015
Second Bancorp Inc.                          14,807       327,975
Keystone Automotive Industries Inc./1/       18,487       327,590
Oxford Industries Inc.                       13,271       327,130
Zenith National Insurance Corp.              15,250       327,113
SOURCECORP Inc./1/                           23,321       326,727
Correctional Properties Trust                15,804       326,195
Angelica Corp.                               18,998       323,916
MCG Capital Corp.                            32,321       322,887
CNET Networks Inc./1/                       128,305       322,046
Stamps.com Inc./1/                           76,619       321,034
Westcorp Inc.                                17,202       319,441
Stepan Co.                                   13,827       318,574
FNB Corp. - Virginia Shares                  11,343       317,037
Berkshire Hills Bancorp Inc.                 13,766       316,618
Aviall Inc./1/                               40,681       314,871
Rock-Tenn Co. Class A                        24,594       314,803
Interface Inc. Class A                       95,340       314,622
Octel Corp.                                  21,701       314,447
Macatawa Bank Corp.                          14,600       314,192
Pericom Semiconductor Corp./1/               40,259       313,215
GrafTech International Ltd./1/              109,479       312,015
Baldwin & Lyons Inc. Class B                 15,655       310,752
Fleetwood Enterprises Inc./1/                76,455       310,407
Spartech Corp.                               15,976       308,976
Steak n Shake Company (The)/1/               33,533       306,492
Midland Co. (The)                            17,100       306,090
Bally Total Fitness Holding Corp./1/         60,345       305,949
Alderwoods Group Inc./1/                     87,388       305,771
K2 Inc./1/                                   39,547       305,303
Ryerson Tull Inc.                            48,768       304,800
MainSource Financial Group Inc.              12,948       304,278
Meristar Hospitality Corp.                   89,143       303,978
Integrated Electrical Services Inc./1/       71,149       303,806
Verity Inc./1/                               21,899       303,301
Brookstone Inc./1/                           18,539       302,186
Gene Logic Inc./1/                           59,308       300,692
Casella Waste Systems Inc. Class A/1/        36,278       299,293
NL Industries Inc.                           18,572       299,009
NBC Capital Corp.                            12,439       298,536
Steven Madden Ltd./1/                        19,019       298,028
CIRCOR International Inc.                    21,927       297,988
K-Swiss Inc. Class A                         11,656       297,811
Cascade Corp.                                20,656       297,446
X-Rite Inc.                                  35,180       295,864
ABC Bancorp                                  21,589       295,553
Genlyte Group Inc. (The)/1/                   8,884       293,794
Penn Engineering & Manufacturing Corp.       25,500       293,760
Arctic Cat Inc.                              18,727       292,328
Lithia Motors Inc. Class A/1/                23,746       292,076
World Fuel Services Corp.                    14,339       291,942
Lexicon Genetics Inc./1/                     73,147       291,857
Agile Software Corp./1/                      45,430       291,661
Universal American Financial Corp./1/        50,973       291,056
Electro Rent Corp./1/                        30,581       290,519
Applied Films Corporation/1/                 17,924       289,455
Robbins & Myers Inc.                         21,425       288,381
PennFed Financial Services Inc.              10,859       288,306
R&G Financial Corp. Class B                  13,097       288,134
Presidential Life Corp.                      45,454       285,906
NeoPharm Inc./1/                             24,699       284,285
Superior Financial Corp.                     15,270       282,342
NS Group Inc./1/                             37,396       282,340
Kindred Healthcare Inc./1/                   24,883       281,452
Cirrus Logic Inc./1/                        139,859       281,117
Arena Pharmaceuticals Inc./1/                42,569       280,104
Navigant International Inc./1/               26,443       278,974
Boykin Lodging Co.                           37,671       277,635
Hollinger International Inc.                 35,140       277,606
Hypercom Corp./1/                            73,866       276,998

92                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
ManTech International Corp. Class A/1/       18,651  $    276,389
Glacier Bancorp Inc.                         10,300       275,628
Tower Automotive Inc./1/                    116,293       275,614
Yardville National Bancorp                   16,180       275,222
Genesee & Wyoming Inc. Class A/1/            17,749       275,109
Peoples Bancorp Inc.                         11,875       275,025
HEICO Corp.                                  30,874       274,779
Audiovox Corp. Class A/1/                    36,918       273,562
National Presto Industries Inc.              10,419       272,457
Graphic Packaging International Corp./1/     49,474       272,107
Stoneridge Inc./1/                           28,082       270,430
Onyx Pharmaceuticals Inc./1/                 32,453       270,333
CNA Surety Corp.                             33,775       270,200
Pilgrim's Pride Corp. Class B                33,367       266,269
Buckeye Technologies Inc./1/                 55,980       265,905
UniFirst Corp.                               17,197       265,694
Concord Camera Corp./1/                      52,733       264,192
VCA Antech Inc./1/                           17,050       263,764
Deltic Timber Corp.                          10,979       262,398
Resource America Inc. Class A                32,750       260,690
Lawson Products Inc.                          9,899       258,067
E.piphany Inc./1/                            64,798       257,896
Southwest Bancorp Inc.                       11,264       256,819
Pinnacle Entertainment Inc./1/               52,578       256,581
OMNOVA Solutions Inc./1/                     86,581       255,414
Openwave Systems Inc./1/                    179,849       255,386
Buckle Inc. (The)/1/                         14,417       255,181
LSB Bancshares Inc.                          16,182       252,439
Clark/Bardes Inc./1/                         21,035       251,579
Coastal Bancorp Inc.                          8,324       251,385
Jeffries Group Inc.                           6,916       248,630
Avocent Corp./1/                             10,646       248,478
State Bancorp Inc.                           13,428       248,418
Santander BanCorp                            18,539       247,681
Financial Industries Corp.                   17,101       246,938
Ocwen Financial Corp./1/                     81,619       246,489
AMCOL International Corp.                    43,379       246,393
OceanFirst Financial Corp.                   11,422       245,459
Charles River Associates Inc./1/             14,312       244,735
Prosperity Bancshares Inc.                   14,750       244,555
Winston Hotels Inc.                          36,900       244,278
Power-One Inc./1/                            55,500       244,200
Monro Muffler Brake Inc./1/                  11,617       243,957
SonicWALL Inc./1/                            67,707       243,745
Terayon Communication Systems Inc./1/       142,130       243,042
Rayovac Corp./1/                             22,334       242,324
Great American Financial Resources Inc.      15,943       241,696
Capstead Mortgage Corp.                      21,143       241,242
Avatar Holdings/1/                            9,420       240,587
Cornell Cos Inc./1/                          28,638       240,559
Healthcare Services Group Inc./1/            20,290       240,538
Three-Five Systems Inc./1/                   47,054       239,975
Sports Authority Inc. (The)/1/               34,357       239,812
Hancock Fabrics Inc.                         17,220       239,358
Insurance Auto Auctions Inc./1/              21,693       238,623
William Lyon Homes Inc./1/                    9,419       238,018
Young Broadcasting Inc. Class A/1/           19,421       237,519
Stillwater Mining Co./1/                     94,991       237,478
ProQuest Co./1/                              11,481       237,312
Department 56 Inc./1/                        24,141       237,065
CSS Industries Inc.                           7,307       236,601
Lufkin Industries Inc.                       12,296       235,468
Acadia Realty Trust                          29,232       234,441
RehabCare Group Inc./1/                      13,115       234,103
DVI Inc./1/                                  27,300       233,415
Glimcher Realty Trust                        12,133       232,954
Watson Wyatt & Co. Holdings/1/               11,517       231,492
Bassett Furniture Industries Inc.            22,001       231,010
Parkvale Financial Corp.                     10,480       230,560
Chittenden Corp.                              8,799       230,014
Massbank Corp.                                8,317       228,884
SCS Transportation Inc./1/                   21,566       228,168
Navigators Group Inc./1/                      8,824       226,953
Cascade Natural Gas Corp.                    11,681       226,611
Material Sciences Corp./1/                   22,307       224,631
Quanta Services Inc./1/                      70,020       224,064
Systems & Computer Technology Corp./1/       29,185       223,265

Schedules of Investments                                                      93
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Champion Enterprises Inc./1/                121,126  $    222,872
Primedia Inc./1/                             90,842       222,563
Argosy Gaming Co./1/                         11,096       221,698
Oplink Communications Inc./1/               224,417       219,929
Covenant Transport Inc. Class A/1/           12,899       219,154
Prime Medical Service Inc./1/                29,655       218,557
Republic Bancshares Inc./1/                  10,949       218,433
IGEN International Inc./1/                    6,170       218,356
Drugstore.com Inc./1/                        56,994       218,287
Dave & Buster's Inc./1/                      24,053       217,680
Trimble Navigation Ltd./1/                   11,460       217,052
Turnstone Systems Inc./1/                    76,609       216,803
4Kids Entertainment Inc./1/                  18,346       216,483
SPSS Inc./1/                                 19,117       216,404
Schnitzer Steel Industries Inc. Class A       8,925       216,351
Warwick Community Bancorp                     7,305       216,228
Chesapeake Energy Corp.                      27,246       214,154
Sterling Financial Corp. (Pennsylvania)       9,476       213,589
Zoran Corp./1/                               16,500       213,015
Immunogen Inc./1/                            90,761       212,381
AAR Corp.                                    55,967       211,555
Computer Horizons Corp./1/                   68,630       211,380
Haverty Furniture Companies Inc.             19,567       210,345
USB Holding Co. Inc.                         12,880       209,944
Plains Exploration & Production Co./1/       25,344       209,088
Sipex Corp./1/                               55,436       207,885
Theragenics Corp./1/                         60,060       207,808
Ingles Markets Inc. Class A                  21,748       207,693
SoundView Technology Group Inc./1/          162,248       207,677
Neoforma Inc./1/                             16,359       207,105
Gladstone Capital Corp.                      12,787       205,615
First Oak Brook Bancshares Class A            6,751       205,163
New Focus Inc./1/                            65,756       205,159
Charter Financial Corp.                       6,763       204,987
Vail Resorts Inc./1/                         18,370       204,826
Sun Bancorp Inc. - New Jersey Shares/1/      13,971       204,815
TriPath Imaging Inc./1/                      47,820       203,235
American National Bankshares Inc.             8,225       203,075
Rent-Way Inc./1/                             55,925       201,330
Artesyn Technologies Inc./1/                 64,676       200,496
TIBCO Software Inc./1/                       47,606       199,945
Starrett (LS) Co. Class A                    14,259       199,626
Neose Technologies Inc./1/                   27,992       199,583
Butler Manufacturing Co.                     12,164       199,490
Pediatrix Medical Group Inc./1/               7,919       199,084
Ligand Pharmaceuticals Inc. Class B/1/       30,481       197,822
Sylvan Learning Systems Inc./1/              12,420       197,230
Unitil Corp.                                  7,880       197,000
BostonFed Bancorp Inc.                        8,594       196,459
MemberWorks Inc./1/                           9,404       196,450
Associated Estates Realty Corp.              35,559       195,574
Guilford Pharmaceuticals Inc./1/             52,810       195,397
EDO Corp.                                    10,769       194,919
First Defiance Financial Corp.               10,491       194,608
Bell Microproducts Inc./1/                   38,017       194,267
Interwoven Inc./1/                          106,615       194,039
World Acceptance Corp./1/                    21,539       193,851
LTC Properties Inc.                          30,780       193,606
Woodhead Industries Inc.                     16,227       192,939
Astec Industries Inc./1/                     33,204       192,915
Nature's Sunshine Products Inc.              21,859       191,703
Anteon International Corp./1/                 8,520       191,274
Sun Bancorp Inc. - Pennsylvania Shares        9,778       190,769
Partners Trust Financial Group Inc.          11,219       190,723
Mission West Properties Inc.                 20,181       189,701
Diversa Corp./1/                             20,194       189,016
Gray Television Inc. Class A                 17,704       187,662
SBS Technologies Inc./1/                     25,782       187,435
POZEN Inc./1/                                49,312       187,386
Microtune Inc./1/                            88,699       187,155
Tenneco Automotive Inc./1/                   82,742       186,997
Roanoke Electric Steel Corp.                 21,425       186,398
Keynote Systems Inc./1/                      20,025       186,233
Gulf Island Fabrication Inc./1/              10,620       185,638
U.S. Concrete Inc./1/                        44,172       185,522
Mykrolis Corp./1/                            22,085       184,410
Group 1 Automotive Inc./1/                    8,616       184,382
Sizeler Property Investors Inc.              19,842       184,332

94                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Brush Engineered Materials Inc./1/           36,269  $    183,884
Comfort Systems USA Inc./1/                  82,767       182,915
Remington Oil & Gas Corp./1/                 10,729       182,715
Computer Network Technology Corp./1/         26,474       182,141
Alico Inc.                                    7,480       181,465
ADVO Inc./1/                                  5,490       181,170
Dura Automotive Systems Inc./1/              32,297       180,863
Exar Corp./1/                                14,226       180,812
CompuCredit Corp./1/                         28,739       180,481
National Healthcare Corp./1/                  9,771       180,275
SuperGen Inc./1/                             64,260       179,285
Harvest Natural Resources Inc./1/            36,878       179,227
Tweeter Home Entertainment Group Inc./1/     37,530       179,018
Volt Information Sciences Inc./1/            17,378       178,298
American Medical Security Group Inc./1/      13,465       178,277
BKF Capital Group Inc./1/                    10,946       177,872
PICO Holdings Inc./1/                        14,251       177,282
Keane Inc./1/                                21,660       177,179
Republic Bancorp Inc. Class A                15,390       176,985
Interland Inc./1/                           267,699       176,681
Encore Wire Corp./1/                         20,773       176,570
CuraGen Corp./1/                             43,020       176,382
Community Banks Inc.                          6,060       176,346
Wireless Facilities Inc./1/                  30,560       176,331
Infonet Services Corp. Class B/1/           137,209       175,628
WatchGuard Technologies Inc./1/              29,133       174,798
Compucom Systems Inc./1/                     49,857       174,499
Lydall Inc./1/                               19,809       174,319
Rex Stores Corp./1/                          17,168       174,255
Standard Register Co. (The)                  11,656       173,674
Beverly Enterprises Inc./1/                  85,764       173,243
LTX Corp./1/                                 34,572       172,860
National Health Realty Inc.                  12,947       172,454
CSK Auto Corp./1/                            18,942       172,372
Answerthink Inc./1/                          78,279       172,214
Applica Inc./1/                              35,181       172,035
NorthWestern Corp.                           81,723       171,618
Intermet Corp.                               47,100       171,444
Vans Inc./1/                                 40,255       170,681
Cole National Corp./1/                       18,896       170,064
Summit Bancshares Inc.                        8,894       170,053
Oneida Ltd.                                  15,839       169,477
Sauer-Danfoss Inc.                           21,292       169,058
Wellsford Real Properties Inc./1/            11,620       168,722
Standard Motor Products Inc.                 15,129       167,932
Red Hat Inc./1/                              30,918       167,885
Vesta Insurance Group                        74,939       167,863
Westfield Financial Inc.                     10,859       167,229
United National Bancorp                       7,050       165,746
J&J Snack Foods Corp./1/                      5,459       165,517
Interpool Inc.                               12,279       165,153
Century Aluminum Co.                         25,820       163,957
TransMontaigne Inc./1/                       38,657       162,746
Drew Industries Inc./1/                      10,686       162,534
Water Pik Technologies Inc./1/               23,146       162,022
Time Warner Telecom Inc. Class A/1/          49,725       161,109
Monaco Coach Corp./1/                        15,540       160,994
First National Corp.                          6,345       160,846
School Specialty Inc./1/                      9,048       160,783
webMethods Inc./1/                           17,594       160,633
Alliance Gaming Corp./1/                     10,645       159,675
Viasat Inc./1/                               13,992       159,089
New Century Financial Corp.                   5,097       158,930
Shoe Carnival Inc./1/                        10,394       158,197
Alamo Group Inc.                             13,560       158,110
Pacific Northwest Bancorp                     5,687       157,814
Great Atlantic & Pacific Tea Co./1/          36,596       157,729
Houston Exploration Co./1/                    5,819       157,113
Willow Grove Bancorp Inc.                    10,612       157,058
Aeropostale Inc./1/                          11,813       156,522
Proxim Corp. Class A/1/                     260,763       156,458
Alliance Semiconductor Corp./1/              48,780       156,096
Olin Corp.                                    8,581       155,917
Quicksilver Resources Inc./1/                 6,556       155,836
7-Eleven Inc./1/                             22,381       155,772
Milacron Inc.                                37,438       155,368
Metris Companies Inc.                        66,104       155,344
Sequenom Inc./1/                             84,180       154,807
Eon Labs Inc./1/                              5,796       154,753

Schedules of Investments                                                      95
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Nu Horizons Electronics Corp./1/             31,379  $    154,071
Ducommun Inc./1/                             15,059       153,602
FuelCell Energy Inc./1/                      30,091       151,960
Pomeroy Computer Resources/1/                21,670       151,040
Crown Media Holdings Inc./1/                 54,899       150,972
FSI International Inc./1/                    64,259       149,723
Wintrust Financial Corp.                      5,220       149,292
Salton Inc./1/                               14,190       148,995
Nelson (Thomas) Inc./1/                      17,460       148,585
TriQuint Semiconductor Inc./1/               52,353       147,635
Finlay Enterprises Inc./1/                   11,626       147,185
Sapient Corp./1/                             95,993       146,869
deCODE genetics Inc./1/                      79,316       146,735
Powell Industries Inc./1/                    10,476       146,035
Petroleum Helicopters Inc./1/                 5,523       146,028
Cascade Bancorp                               9,895       145,061
First of Long Island Corp.                    4,187       144,242
Remedy Temp Inc./1/                          11,981       144,131
MarineMax Inc./1/                            15,958       143,941
Key Energy Services Inc./1/                  14,259       143,731
Chattem Inc./1/                               9,319       143,419
Vicor Corp./1/                               25,156       143,389
Grace (W.R.) & Co./1/                        96,515       142,842
FPIC Insurance Group Inc./1/                 19,127       142,114
Banc Corp. (The)                             28,558       141,933
SEMCO Energy Inc.                            40,295       141,838
Raindance Communications Inc./1/             84,092       141,275
Quaker Fabric Corp.                          25,548       140,514
Kenneth Cole Productions Class A/1/           6,387       139,875
LodgeNet Entertainment Corp./1/              16,434       139,689
Goody's Family Clothing Inc./1/              34,620       139,519
Integrated Silicon Solution Inc./1/          58,500       137,475
Independence Holding Co.                      7,142       137,341
Manugistics Group Inc./1/                    59,397       135,425
Modtech Holdings Inc./1/                     19,423       135,184
Asbury Automotive Group Inc./1/              16,829       134,632
Palm Harbor Homes Inc./1/                     9,508       134,253
Steinway Musical Instruments Inc./1/          9,060       133,816
S&T Bancorp Inc.                              5,224       133,578
Oregon Steel Mills Inc./1/                   56,458       132,676
Seaboard Corp.                                  654       132,108
SeaChange International Inc./1/              18,254       131,976
SITEL Corp./1/                              123,780       129,969
Avid Technology Inc./1/                       5,860       129,740
Proton Energy Systems Inc./1/                52,608       129,416
eFunds Corp./1/                              18,826       129,335
Transaction Systems Architects Inc.
  Class A/1/                                 21,760       129,254
Avigen Inc./1/                               43,949       128,771
Regent Communications Inc./1/                26,700       126,825
Wind River Systems Inc./1/                   42,486       126,608
Mail-Well Inc./1/                            62,182       126,229
Maui Land & Pineapple Co. Inc./1/             6,423       126,212
Isle of Capri Casinos Inc./1/                10,739       125,324
iGATE Corp./1/                               44,047       125,093
CTS Corp.                                    20,474       124,891
Trico Marine Services Inc./1/                48,085       124,540
Zomax Inc./1/                                42,303       122,679
Wilsons The Leather Experts Inc./1/          30,822       122,672
Royal Bancshares of Pennsylvania Class A      6,293       122,462
Collins & Aikman Corp./1/                    30,082       122,434
Staten Island Bancorp Inc.                    8,205       122,419
Net2Phone Inc./1/                            36,579       122,174
ADE Corp./1/                                 20,436       121,594
C-COR.net Corp./1/                           36,795       121,423
Genesco Inc./1/                               8,533       121,339
Mestek Inc./1/                                6,633       121,318
Sykes Enterprises Inc./1/                    30,874       120,100
Per-Se Technologies Inc./1/                  15,059       119,719
TriCo Bancshares                              4,713       119,239
City Bank                                     5,298       119,205
Tompkins Trustco Inc.                         2,636       118,620
UAL Corp./1/                                140,544       118,057
Mesaba Holdings Inc./1/                      20,953       117,965
Aether Systems Inc./1/                       37,381       117,750
IHOP Corp./1/                                 5,187       116,915
Richardson Electronics Ltd.                  14,054       116,522
Terra Industries Inc./1/                     85,226       115,907
Northwest Pipe Co./1/                         9,328       115,667
Cherokee Inc./1/                              7,684       115,260
PriceSmart Inc./1/                            7,668       114,637

96                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
NetRatings Inc./1/                           17,603  $    114,420
Kforce Inc./1/                               42,373       114,407
Netro Corp./1/                               42,257       113,671
LeCroy Corp./1/                              11,580       112,789
Duane Reade Inc./1/                           8,865       112,408
ArQule Inc./1/                               46,163       111,253
Bank of the Ozarks Inc.                       3,991       111,189
Dover Motorsports Inc.                       34,140       108,565
Finisar Corp./1/                            137,412       107,181
Coldwater Creek Inc./1/                      11,251       106,772
ABIOMED Inc./1/                              27,305       106,489
II-VI Inc./1/                                 6,393       106,124
Century Bancorp Inc. Class A                  3,856       105,462
Dover Downs Gaming & Entertainment Inc.      10,614       104,972
Vical Inc./1/                                41,328       104,560
Magnetek Inc./1/                             43,020       103,248
Discovery Partners
  International Inc./1/                      37,056       101,904
WSFS Financial Corp.                          3,223       101,847
Manufacturers Services Ltd./1/               21,645       101,732
Stein Mart Inc./1/                           19,778       100,868
Transmeta Corp./1/                          100,164       100,164
MAXIMUS Inc./1/                               4,715       100,052
Illumina Inc./1/                             44,220        99,937
Varian Inc./1/                                3,487        99,937
EMS Technologies Inc./1/                      7,141        99,688
MasTec Inc./1/                               43,923        98,827
Pacific Union Bank/1/                         8,540        98,808
Ciphergen Biosystems Inc./1/                 17,320        97,685
BE Aerospace Inc./1/                         51,206        97,291
Gorman-Rupp Co. (The)                         4,929        97,101
Genzyme Corp. - Biosurgery Division/1/       81,817        96,626
American Pharmaceutical
  Partners Inc./1/                            5,045        96,612
EMC Insurance Group Inc.                      5,101        96,409
IMCO Recycling Inc./1/                       15,029        95,434
RadiSys Corp./1/                             14,339        95,068
Homestore.com Inc./1/                       168,872        94,568
LendingTree Inc./1/                           8,095        94,469
Res-Care Inc./1/                             31,831        92,947
EnergySouth Inc.                              3,513        92,919
Carmike Cinemas Inc./1/                       4,826        92,900
U.S. Xpress Enterprises Inc. Class A/1/      12,205        92,270
Linens 'N Things Inc./1/                      4,500        91,440
Medical Staffing Network
  Holdings Inc./1/                            8,545        90,577
CCC Information Services Group Inc./1/        5,537        89,589
Price Legacy Corporation/1/                  34,929        89,069
Ladish Co. Inc./1/                           19,980        88,911
MRV Communications Inc./1/                   78,589        88,806
Trex Co. Inc./1/                              2,739        88,415
Midas Inc./1/                                12,111        88,410
Quovadx Inc./1/                              45,794        88,382
Caliper Technologies Corp./1/                25,155        88,042
AMERCO/1/                                    21,773        87,985
Seminis Inc. Class A/1/                      30,251        87,425
Championship Auto Racing Teams Inc./1/       23,582        86,310
Specialty Laboratories Inc./1/               10,261        86,192
LSI Industries Inc.                           9,436        85,396
Netegrity Inc./1/                            23,017        85,393
Smart & Final Inc./1/                        25,860        85,338
SCM Microsystems Inc./1/                     34,019        85,048
Technical Olympic USA Inc./1/                 5,016        84,520
Global Industries Ltd./1/                    18,086        84,281
Summit America Television Inc./1/            35,185        83,705
Veeco Instruments Inc./1/                     5,405        83,453
Mattson Technology Inc./1/                   45,815        83,383
Trans World Entertainment Corp./1/           36,400        83,356
Magma Design Automation Inc./1/              10,547        81,739
Omega Healthcare Investors Inc./1/           35,207        80,976
Southwestern Energy Co./1/                    6,176        80,906
Mid Atlantic Realty Trust                     4,376        79,774
Meridian Resource Corp. (The)/1/             69,182        79,559
NetScout Systems Inc./1/                     28,489        79,456
Virco Manufacturing Corp.                     8,191        78,961
Zymogenetics Inc./1/                          8,452        77,758
California First National Bancorp             7,580        77,316
MatrixOne Inc./1/                            22,852        77,240

Schedules of Investments                                                      97
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Applied Molecular Evolution Inc./1/          27,870  $     77,200
American Superconductor Corp./1/             21,181        76,887
Information Resources Inc./1/                60,057        76,873
Neurogen Corp./1/                            21,076        76,717
PDI Inc./1/                                  10,341        76,523
ProxyMed Inc./1/                             10,009        75,068
SRA International Inc. Class A/1/             3,161        74,916
NetFlix Inc./1/                               3,667        74,623
MetaSolv Inc./1/                             52,305        74,273
ILEX Oncology Inc./1/                         8,013        74,200
3D Systems Corp./1/                          15,816        73,703
Centene Corp./1/                              2,515        73,463
Castle (A.M.) & Co./1/                       15,275        72,556
Daisytek International Corp./1/              38,700        72,369
Bel Fuse Inc. Class B                         3,583        72,018
Deb Shops Inc.                                3,845        71,828
MedCath Corp./1/                             13,910        71,776
Alliance Imaging Inc./1/                     22,828        71,680
Merchants Bancshares Inc.                     2,940        71,618
Johnson Outdoors Inc. Class A/1/              8,019        71,369
First Consulting Group Inc./1/               10,938        71,097
Dominion Homes Inc./1/                        5,168        70,285
Right Management Consultants Inc./1/          5,396        70,094
Tasty Baking Company                          8,450        69,713
Avanex Corp./1/                              89,191        69,569
Hexcel Corp./1/                              23,892        69,526
Wyndham International Inc. Class A/1/       328,024        68,885
Ceres Group Inc./1/                          41,539        68,539
Papa John's International Inc./1/             2,722        68,132
O'Charley's Inc./1/                           3,539        67,843
Michael Baker Corp./1/                        7,853        67,693
Rare Hospitality International Inc./1/        2,431        67,679
Frontier Airlines Inc./1/                    13,528        67,234
Paxson Communications Corp./1/               30,732        66,996
Aaron Rents Inc.                              3,272        66,683
Virginia Financial Group Inc.                 2,447        65,457
Nuance Communications Inc./1/                29,940        65,269
PC Connection Inc./1/                        12,386        65,027
Luby's Inc./1/                               48,804        64,421
Kendle International Inc./1/                 18,891        63,663
Molecular Devices Corp./1/                    5,221        63,174
TriZetto Group Inc. (The)/1/                 15,208        62,809
DJ Orthopedics Inc./1/                       16,034        62,693
Ulticom Inc./1/                               9,747        62,576
Lakeland Financial Corp.                      2,464        61,600
StorageNetworks Inc./1/                      68,411        61,570
Nanometrics Inc./1/                          15,770        61,503
SpeechWorks International Inc./1/            26,502        61,485
CPB Inc.                                      2,399        61,055
Aspen Technology Inc./1/                     25,313        60,751
NYMAGIC Inc.                                  3,129        60,546
Columbia Laboratories Inc./1/                15,457        60,282
FileNET Corp./1/                              5,666        59,436
Culp Inc./1/                                 13,257        59,126
Penford Corp.                                 4,922        58,916
Spinnaker Exploration Co./1/                  3,029        58,823
Guess ? Inc./1/                              16,421        58,459
Capstone Turbine Corp./1/                    80,219        57,758
Alaris Medical Inc./1/                        5,505        56,922
Horizon Offshore Inc./1/                     16,740        56,916
DHB Industries Inc./1/                       25,631        56,901
Zygo Corp./1/                                 9,942        56,471
Caminus Corp./1/                              6,300        56,007
Kos Pharmaceuticals Inc./1/                   3,205        55,991
ArthroCare Corp./1/                           4,470        55,741
Datastream Systems Inc./1/                    8,054        54,928
CPI Corp.                                     4,171        54,765
ITXC Corp./1/                                38,634        54,088
Riverstone Networks Inc./1/                  38,494        53,892
Intertan Inc./1/                             11,420        53,674
Boston Private Financial Holdings Inc.        3,586        53,647
ANADIGICS Inc./1/                            25,242        53,513
West Pharmaceutical Services Inc.             2,719        53,292
Matria Healthcare Inc./1/                     5,461        53,245
Newpark Resources Inc./1/                    11,627        52,670
IMPCO Technologies Inc./1/                   26,190        52,642
Vitria Technology Inc./1/                    76,846        52,255
Liquidmetal Technologies/1/                   9,607        52,070
Elizabeth Arden Inc./1/                       5,277        51,926
Revlon Inc. Class A/1/                       18,701        51,615
Tennant Co.                                   1,628        51,282

98                                    2003 iShares Annual Report to Shareholders
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
Cardiac Science Inc./1/                      22,472  $     51,236
Paradyne Networks Inc./1/                    39,363        51,172
Electro Scientific Industries Inc./1/         4,066        51,069
Advanced Marketing Services Inc.              4,561        51,038
Topps Co. (The)/1/                            5,989        50,787
Internet Security Systems Inc./1/             5,060        50,246
NATCO Group Inc. Class A/1/                   8,706        49,189
Paxar Corp./1/                                4,292        49,143
UbiquiTel Inc./1/                           128,429        48,803
CompX International Inc.                      8,100        48,438
WFS Financial Inc./1/                         2,490        48,157
Speedway Motorsports Inc.                     2,025        47,770
Vastera Inc./1/                              12,060        45,949
RCN Corp./1/                                 63,017        45,372
Epix Medical Inc./1/                          5,646        45,168
Verint Systems Inc./1/                        2,580        43,602
Dynamics Research Corp./1/                    3,318        43,333
Synaptics Inc./1/                             5,775        43,313
Columbus McKinnon Corp./1/                   26,821        43,182
Tellium Inc./1/                              80,774        42,810
Next Level Communications Inc./1/            36,197        42,712
EMCORE Corp./1/                              25,634        42,296
NASB Financial Inc.                           1,859        41,828
Protection One Inc./1/                       25,945        41,253
Alamosa Holdings Inc./1/                    113,434        40,836
Sturm Ruger & Co. Inc.                        4,634        40,594
Bone Care International Inc./1/               5,647        40,263
eUniverse Inc./1/                             7,863        40,023
Insituform Technologies Inc. Class A/1/       2,940        39,543
Wet Seal Inc. Class A/1/                      5,322        38,851
Mossimo Inc./1/                               7,904        38,097
Flow International Corp./1/                  18,964        37,928
DiamondCluster International Inc. Class
  A/1/                                       26,748        37,447
Active Power Inc./1/                         33,573        37,266
Lawson Software Inc./1/                       8,016        37,194
Acme Communications Inc./1/                   5,760        37,152
Foamex International Inc./1/                 33,154        37,132
Midwest Express Holdings Inc./1/             28,654        36,964
Computer Programs & Systems Inc./1/           1,500        36,750
AVANIR Pharmaceuticals Class A/1/            34,445        36,512
Seattle Genetics Inc./1/                     15,221        36,226
Altiris Inc./1/                               2,853        35,634
P.A.M. Transportation Services Inc./1/        1,620        35,446
Arden Group Inc. Class A/1/                     668        35,377
Apogee Enterprises Inc.                       4,264        35,054
Provident Bancorp Inc.                        1,106        34,839
Pixelworks Inc./1/                            6,320        34,760
Read-Rite Corp./1/                           53,018        34,462
Allegiance Telecom Inc./1/                  113,299        33,990
Credit Acceptance Corp./1/                    6,815        33,393
Overstock.com Inc./1/                         3,332        32,487
Asyst Technologies Inc./1/                    5,957        32,287
Bush Industries Inc. Class A                 18,540        30,220
Merix Corp./1/                                7,308        29,232
Penn Traffic Company (The)/1/                23,354        28,959
Atlas Air Worldwide Holdings Inc./1/         36,028        28,822
Stanley Furniture Co. Inc.                    1,311        27,859
Roxio Inc./1/                                 4,458        27,640
Sharper Image Corp./1/                        1,509        27,177
Alaska Communications Systems Group
  Inc./1/                                    13,571        27,142
Hologic Inc./1/                               3,135        26,995
Stratos Lightwave Inc./1/                     8,461        26,398
Galyan's Trading Co./1/                       2,106        26,304
Hall Kinion & Associates Inc./1/             17,685        26,174
Digimarc Corp./1/                             2,238        26,050
Ameristar Casinos Inc./1/                     2,417        25,910
Glatfelter Co.                                2,426        25,861
PLATO Learning Inc./1/                        5,766        25,832
Digitas Inc./1/                               7,953        25,688
Capitol Bancorp Ltd.                          1,139        24,090
ON Semiconductor Corp./1/                    18,374        23,335
Alloy Inc./1/                                 4,600        23,046
MTR Gaming Group Inc./1/                      3,456        22,913
Kyphon Inc./1/                                2,340        20,548
Allscripts Healthcare Solutions Inc./1/       7,424        20,416
Nash Finch Co.                                2,378        20,047
Inforte Corp./1/                              3,387        20,017
ATA Holdings Corp./1/                         5,310        19,912
Aurora Foods Inc./1/                         51,735        19,659

Schedules of Investments                                                      99
iSHARES RUSSELL 2000 VALUE INDEX FUND
March 31, 2003

Security                                     Shares         Value
-----------------------------------------------------------------
National Beverage Corp./1/                    1,367  $     19,097
Centennial Communications Corp./1/            9,857        17,841
Optical Communication Products Inc./1/       18,340        17,790
Value Line Inc.                                 385        17,768
Gart Sports Co./1/                              859        16,390
First State Bancorp                             763        16,321
Entrust Inc./1/                               6,419        16,047
Bio-Reference Laboratories Inc./1/            3,765        15,775
Aftermarket Technology Corp./1/               1,379        15,583
Checkers Drive-in Restaurants Inc./1/         2,642        15,007
Acacia Research -
  Acacia Technologies/1/                     12,059        14,591
Handspring Inc./1/                           23,455        14,542
Ascent Media Group Inc. Class A/1/           12,495        14,494
Skechers U.S.A. Inc. Class A/1/               2,230        14,473
Acacia Research - CombiMatrix/1/              7,408        13,927
Option Care Inc./1/                           1,565        13,271
AXT Inc./1/                                  19,738        13,224
MCSi Inc./1/                                 37,406        12,718
DDi Corp./1/                                 83,994        12,599
Syntroleum Corp./1/                           4,902        12,598
Dril-Quip Inc./1/                               912        12,467
Medis Technologies Ltd./1/                    1,891         9,682
Penton Media Inc./1/                         16,458         9,052
Electroglas Inc./1/                           9,622         8,467
Trikon Technologies Inc./1/                   2,371         8,156
Somera Communications Inc./1/                 8,558         7,959
Sangamo BioSciences Inc./1/                   2,721         7,809
MapInfo Corp./1/                              1,925         7,450
IXYS Corp./1/                                 1,375         7,274
TTM Technologies Inc./1/                      1,828         6,288
Infogrames Inc./1/                            3,496         6,223
Texas Biotech Corp./1/                        4,894         6,069
Fleming Companies Inc.                       12,061         6,030
Bruker AXS Inc./1/                            4,113         5,511
SONICblue Inc./1/                           187,755         5,257
Suntron Corp./1/                              1,637         5,238
Deltagen Inc./1/                             17,308         4,673
Advanced Power Technology Inc./1/             1,380         4,223
Tropical Sportswear
  International Corp./1/                        868         3,949
Therma-Wave Inc./1/                           4,765         2,144
Burnham Pacific Properties Inc.               1,448         1,303
Liberty Media Corp. Class A/1/                    1             5
TOTAL COMMON STOCKS
  (Cost: $839,165,117)                                634,637,638

SHORT TERM INSTRUMENTS - 0.56%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                      300,208       300,208
BlackRock Temp Cash Money Market Fund 3,198,024 3,198,024 Goldman Sachs Financial Square Prime
  Obligation Fund                            17,411        17,411
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $3,515,643)                                    3,515,643

TOTAL INVESTMENTS IN SECURITIES - 100.43%
  (Cost $842,680,760)                                 638,153,281
Other Assets, Less Liabilities - (0.43%)               (2,705,886)
                                                     ------------
NET ASSETS - 100.00%                                 $635,447,395
                                                     ============

/1/  Non-income earning securities.

See Notes to Financial Statements.

100                                   2003 iShares Annual Report to Shareholders

Statements of Assets and Liabilities

iSHARES TRUST
March 31, 2003

                                                              iShares Russell
                           ---------------------------------------------------------------------------------------
                                     1000    1000 Growth     1000 Value           2000   2000 Growth    2000 Value
                               Index Fund     Index Fund     Index Fund     Index Fund    Index Fund    Index Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $1,097,293,884 $1,083,685,941 $1,219,470,749 $2,511,870,109 $ 761,971,354  $ 842,680,760
                           -------------- -------------- -------------- -------------- -------------  -------------
Investments in
  securities, at value
  (including securities
  on loan/1/) (Note 1)     $  919,220,156 $  915,145,397 $  984,333,727 $1,718,638,990 $ 640,674,282  $ 638,153,281
Receivables:
  Investment securities
    sold                        1,933,023        567,779      3,631,862      6,054,833     3,220,085      3,515,561
  Dividends and interest        1,056,889      1,005,164      1,537,172      2,432,054     8,360,731      1,186,288
                           -------------- -------------- -------------- -------------- -------------  -------------
Total Assets                  922,210,068    916,718,340    989,502,761  1,727,125,877   652,255,098    642,855,130
                           -------------- -------------- -------------- -------------- -------------  -------------

LIABILITIES
Payables:
  Investment securities
    purchased                   2,717,617      1,024,703      4,952,664      8,003,016     3,688,221      3,931,244
  Collateral for
    securities on loan
    (Note 5)                      164,661         66,780         97,713     11,975,646     2,316,098      3,215,435
  iShares redeemed                      -              -              -              -     7,818,146              -
  Advisory fees (Note 2)          188,006        276,452        319,695        602,057       246,920        261,056
                           -------------- -------------- -------------- -------------- -------------  -------------
Total Liabilities               3,070,284      1,367,935      5,370,072     20,580,719    14,069,385      7,407,735
                           -------------- -------------- -------------- -------------- -------------  -------------
NET ASSETS                 $  919,139,784 $  915,350,405 $  984,132,689 $1,706,545,158 $ 638,185,713  $ 635,447,395
                           ============== ============== ============== ============== =============  =============

NET ASSETS CONSIST OF:
  Paid-in capital          $1,130,149,249 $1,194,702,701 $1,257,530,218 $2,690,506,987 $ 861,899,540  $ 870,471,768
  Undistributed net
    investment income             658,541        489,512        992,271      1,094,597       455,874        805,421
  Accumulated net
    realized loss             (33,594,278)  (111,301,264)   (39,252,778)  (191,825,307) (102,872,629)   (31,302,315)
  Net unrealized
    depreciation             (178,073,728)  (168,540,544)  (235,137,022)  (793,231,119) (121,297,072)  (204,527,479)
                           -------------- -------------- -------------- -------------- -------------  -------------
NET ASSETS                 $  919,139,784 $  915,350,405 $  984,132,689 $1,706,545,158 $ 638,185,713  $ 635,447,395
                           ============== ============== ============== ============== =============  =============
iShares outstanding            20,350,000     25,450,000     22,650,000     23,500,000    16,550,000      6,000,000
                           ============== ============== ============== ============== =============  =============
Net asset value per
  iShare                   $        45.17 $        35.97 $        43.45 $        72.62 $       38.56  $      105.91
                           ============== ============== ============== ============== =============  =============

/1/ Securities on loan with market values of $156,193, $63,346, $92,688, $11,439,611, $2,205,659 and $3,035,054, respectively. See Note 5.

See Notes to Financial Statements.

Financial Statements

Statements of Operations

iSHARES TRUST
Year Ended March 31, 2003

                                                                     iShares Russell
                           ------------------------------------------------------------------------------------------------
                                     1000     1000 Growth      1000 Value              2000     2000 Growth      2000 Value
                               Index Fund      Index Fund      Index Fund        Index Fund      Index Fund      Index Fund
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME

  Dividends/1/             $   11,008,073   $   6,679,900   $  22,247,900    $   35,432,414  $    3,714,253  $   17,156,255
  Interest                          8,012           4,701          14,807           116,099           5,456          17,363
  Securities lending
    income                         33,339          37,791          49,252           903,504         243,843         176,964
                           --------------   -------------   -------------    --------------  --------------  --------------
Total investment income        11,049,424       6,722,392      22,311,959        36,452,017       3,963,552      17,350,582
                           --------------   -------------   -------------    --------------  --------------  --------------
EXPENSES (NOTE 2)
  Advisory fees                   917,963       1,199,426       1,789,888         4,932,658       1,196,733       2,066,582
                           --------------   -------------   -------------    --------------  --------------  --------------
Total expenses                    917,963       1,199,426       1,789,888         4,932,658       1,196,733       2,066,582
                           --------------   -------------   -------------    --------------  --------------  --------------
Net investment income          10,131,461       5,522,966      20,522,071        31,519,359       2,766,819      15,284,000
                           --------------   -------------   -------------    --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain
    (loss) from:
    Investments               (17,758,444)    (65,316,079)    (29,764,540)     (189,285,788)    (73,523,524)    (28,713,239)
    In-kind redemptions         8,854,391      12,578,686      17,832,743        92,617,484      10,788,929      63,476,843
                           --------------   -------------   -------------    --------------  --------------  --------------
  Net realized gain
    (loss)                     (8,904,053)    (52,737,393)    (11,931,797)      (96,668,304)    (62,734,595)     34,763,604
                           --------------   -------------   -------------    --------------  --------------  --------------
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments              (135,204,351)   (118,280,472)   (229,897,032)     (830,329,197)   (111,451,892)   (296,936,174)
                           --------------   -------------   -------------    --------------  --------------  --------------
Net realized and
  unrealized loss            (144,108,404)   (171,017,865)   (241,828,829)     (926,997,501)   (174,186,487)   (262,172,570)
                           --------------   -------------   -------------    --------------  --------------  --------------
NET DECREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS               $ (133,976,943)  $(165,494,899)  $(221,306,758)   $ (895,478,142) $ (171,419,668) $ (246,888,570)
                           ==============   =============   =============    ==============  ==============  ==============

/1/  Net of foreign withholding tax of $980, $235, $2,464, $16,049, $5,156 and
     $3,156, respectively.

See Notes to Financial Statements.

102                                   2003 iShares Annual Report to Shareholders

Statements of Changes in Net Assets

iSHARES TRUST

                                iShares Russell 1000            iShares Russell 1000            iShares Russell 1000
                                     Index Fund                  Growth Index Fund                Value Index Fund
                           ------------------------------  ------------------------------  ------------------------------
                                  For the         For the         For the         For the         For the         For the
                               year ended      year ended      year ended      year ended      year ended      year ended
                           March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income    $  10,131,461   $   3,684,451   $   5,522,966   $   2,114,654   $  20,522,071   $   8,423,318
  Net realized gain
    (loss)                    (8,904,053)      2,411,962     (52,737,393)    (42,267,562)    (11,931,797)      7,397,423
  Net change in
    unrealized
    appreciation
    (depreciation)          (135,204,351)        494,427    (118,280,472)      1,378,927    (229,897,032)      4,575,129
                           -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease)
  in net assets resulting
  from operations           (133,976,943)      6,590,840    (165,494,899)    (38,773,981)   (221,306,758)     20,395,870
                           -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                    (9,653,259)     (3,516,544)     (5,153,751)     (1,993,842)    (19,872,163)     (7,968,208)
                           -------------   -------------   -------------   -------------   -------------   -------------
Total distributions to
  iShareholders               (9,653,259)     (3,516,544)     (5,153,751)     (1,993,842)    (19,872,163)     (7,968,208)
                           -------------   -------------   -------------   -------------   -------------   -------------
iSHARES TRANSACTIONS:
  iShares sold               689,592,834     386,533,984     714,075,496     432,772,933     811,052,416     687,791,275
  iShares redeemed           (46,393,981)   (177,760,490)   (111,541,285)   (117,617,813)   (277,129,955)   (199,834,895)
                           -------------   -------------   -------------   -------------   -------------   -------------
Net increase in net
  assets from iShares
  transactions               643,198,853     208,773,494     602,534,211     315,155,120     533,922,461     487,956,380
                           -------------   -------------   -------------   -------------   -------------   -------------
INCREASE IN NET ASSETS       499,568,651     211,847,790     431,885,561     274,387,297     292,743,540     500,384,042

NET ASSETS:
Beginning of year            419,571,133     207,723,343     483,464,844     209,077,547     691,389,149     191,005,107
                           -------------   -------------   -------------   -------------   -------------   -------------
End of year                $ 919,139,784   $ 419,571,133   $ 915,350,405   $ 483,464,844   $ 984,132,689   $ 691,389,149
                           =============   =============   =============   =============   =============   =============
Undistributed net
  investment income
  included in net assets
  at end of year           $     658,541   $     238,683   $     489,512   $     124,675   $     992,271   $     531,962
                           =============   =============   =============   =============   =============   =============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                14,450,000       6,450,000      18,650,000       8,000,000      16,450,000      12,200,000
  iShares redeemed            (1,000,000)     (2,950,000)     (2,950,000)     (2,350,000)     (5,800,000)     (3,600,000)
                           -------------   -------------   -------------   -------------   -------------   -------------
Net increase in iShares
  outstanding                 13,450,000       3,500,000      15,700,000       5,650,000      10,650,000       8,600,000
                           =============   =============   =============   =============   =============   =============

See Notes to Financial Statements.

Financial Statements                                                         103
iSHARES TRUST

                                   iShares Russell 2000            iShares Russell 2000            iShares Russell 2000
                                        Index Fund                  Growth Index Fund                Value Index Fund
                              ------------------------------  ------------------------------  ------------------------------
                                     For the         For the         For the         For the         For the         For the
                                  year ended      year ended      year ended      year ended      year ended      year ended
                              March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002  March 31, 2003  March 31, 2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income     $    31,519,359  $   19,805,955   $   2,766,819   $     679,204    $  15,284,000   $ 10,375,201
  Net realized gain
    (loss)                      (96,668,304)     53,887,648     (62,734,595)    (24,103,050)      34,763,604     11,979,898
  Net change in
    unrealized
    appreciation
    (depreciation)             (830,329,197)    106,656,881    (111,451,892)     23,140,519     (296,936,174)    82,906,789
                            ---------------  --------------   -------------   -------------    -------------   ------------
Net increase (decrease)
  in net assets resulting
  from operations              (895,478,142)    180,350,484    (171,419,668)       (283,327)    (246,888,570)   105,261,888
                            ---------------  --------------   -------------   -------------    -------------   ------------
DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
    income                      (31,917,146)    (16,627,178)     (2,341,216)       (566,781)     (15,375,184)    (8,688,498)
                            ---------------  --------------   -------------   -------------    -------------   ------------
Total distributions to
  iShareholders                 (31,917,146)    (16,627,178)     (2,341,216)       (566,781)     (15,375,184)    (8,688,498)
                            ---------------  --------------   -------------   -------------    -------------   ------------

iSHARES TRANSACTIONS:
  iShares sold                3,038,486,032   2,328,641,415     455,490,755     314,890,447      688,091,765    544,536,783
  iShares redeemed           (2,843,445,360)   (767,404,281)    (79,955,731)    (32,887,260)    (628,348,346)   (76,905,774)
                            ---------------  --------------   -------------   -------------    -------------   ------------
Net increase in net
  assets from iShares
  transactions                  195,040,672   1,561,237,134     375,535,024     282,003,187       59,743,419    467,631,009
                            ---------------  --------------   -------------   -------------    -------------   ------------
INCREASE (DECREASE) IN
  NET ASSETS                   (732,354,616)  1,724,960,440     201,774,140     281,153,079     (202,520,335)   564,204,399

NET ASSETS:
Beginning of year             2,438,899,774     713,939,334     436,411,573     155,258,494      837,967,730    273,763,331
                            ---------------  --------------   -------------   -------------    -------------   ------------
End of year                 $ 1,706,545,158  $2,438,899,774   $ 638,185,713   $ 436,411,573    $ 635,447,395   $837,967,730
                            ===============  ==============   =============   =============    =============   ============

Undistributed net
  investment income
  included in net assets
  at end of year            $     1,094,597  $    3,184,433   $     455,874   $     108,563    $     805,421   $  1,779,180
                            ===============  ==============   =============   =============    =============   ============

iSHARES ISSUED AND
 REDEEMED:
  iShares sold                   34,900,000      24,450,000      10,750,000       5,550,000        5,150,000      4,250,000
  iShares redeemed              (35,600,000)     (8,200,000)     (1,900,000)       (700,000)      (5,100,000)      (650,000)
                            ---------------  --------------   -------------   -------------    -------------   ------------
Net increase (decrease)
  in iShares outstanding           (700,000)     16,250,000       8,850,000       4,850,000           50,000      3,600,000
                            ===============  ==============   =============   =============    =============   ============

See Notes to Financial Statements.

104                                   2003 iShares Annual Report to Shareholders

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell 1000                               iShares Russell 1000
                                              Index Fund                                      Growth Index Fund
                           --------------------------------------------  -------------------------------------------------
                                                            Period from                                         Period from
                                                        May 15, 2000/1/                                      May 22, 2000/1/
                              Year ended     Year ended              to         Year ended      Year ended                to
                           Mar. 31, 2003  Mar. 31, 2002   Mar. 31, 2001      Mar. 31, 2003   Mar. 31, 2002    Mar. 31, 2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period          $   60.81     $    61.10     $     76.78      $       49.59   $       50.99   $       79.30
                               ---------     ----------     -----------      -------------   -------------   -------------
Income from investment
  operations:
  Net investment income             0.72           0.70            0.64               0.31            0.23            0.14
  Net realized and
    unrealized loss               (15.64)         (0.30)         (15.71)            (13.63)          (1.41)         (28.20)
                               ---------     ----------     -----------      -------------   -------------   -------------
Total from investment
  operations                      (14.92)          0.40          (15.07)            (13.32)          (1.18)         (28.06)
                               ---------     ----------     -----------      -------------   -------------   -------------
Less distributions from:
  Net investment income            (0.72)         (0.69)          (0.61)             (0.30)          (0.22)          (0.14)
  Net realized gain                    -              -           (0.00)/5/              -               -           (0.11)
                               ---------     ----------     -----------      -------------   -------------   -------------
Total distributions                (0.72)         (0.69)          (0.61)             (0.30)          (0.22)          (0.25)
                               ---------     ----------     -----------      -------------   -------------   -------------
NET ASSET VALUE, END OF
  PERIOD                       $   45.17     $    60.81     $     61.10      $       35.97   $       49.59   $       50.99
                               =========     ==========     ===========      =============   =============   =============

TOTAL RETURN                      (24.59)%         0.68%         (19.75)%/2/        (26.87)%         (2.30)%        (35.47)%/2/
                               =========     ==========     ===========      =============   =============   =============

Ratios/Supplemental data:
  Net assets, end of
    period (000s)              $ 919,140     $  419,571     $   207,723      $     915,350   $     483,465   $     209,078
  Ratio of expenses to
    average net assets/3/           0.15%          0.15%           0.15%              0.20%           0.20%           0.20%
  Ratio of net investment
    income to average net
    assets/3/                       1.66%          1.23%           1.01%              0.92%           0.52%           0.26%
  Portfolio turnover
    rate/4/                            5%             8%              9%                13%             22%             11%


/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than $0.01.

See Notes to Financial Statements.

Financial Highlights                                                         105
iSHARES TRUST
(For a share outstanding throughout each period)

                                          iShares Russell 1000                                iShares Russell 2000
                                            Value Index Fund                                       Index Fund
                           -----------------------------------------------     ------------------------------------------------
                                                               Period from                                         Period from
                                                           May 22, 2000/1/                                     May 22, 2000/1/
                              Year ended      Year ended                to       Year ended       Year ended                 to
                           Mar. 31, 2003   Mar. 31, 2002     Mar. 31, 2001    Mar. 31, 2003    Mar. 31, 2002      Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       57.62   $       56.18  $          56.10     $     100.78    $       89.80   $          94.33
                           -------------   -------------  ----------------     ------------    -------------   ----------------
Income from investment
  operations:
  Net investment income             1.02            0.90              0.66             1.02             1.04               0.98
  Net realized and
    unrealized gain
    (loss)                        (14.18)           1.43              0.04           (28.15)           10.90              (4.47)
                           -------------   -------------  ----------------     ------------    -------------   ----------------
Total from investment
  operations                      (13.16)           2.33              0.70           (27.13)           11.94              (3.49)
                           -------------   -------------  ----------------     ------------    -------------   ----------------
Less distributions from:
  Net investment income            (1.01)          (0.89)            (0.62)           (1.03)           (0.96)             (0.88)
  Net realized gain                    -               -                 -                -                -              (0.16)
                           -------------   -------------  ----------------     ------------    -------------   ----------------
Total distributions                (1.01)          (0.89)            (0.62)          (1.03)            (0.96)             (1.04)
                           -------------   -------------  ----------------     ------------    -------------   ----------------
Net asset value, end of
  period                   $       43.45   $       57.62  $          56.18     $      72.62    $      100.78   $          89.80
                           =============   =============  ================     ============    =============   ================

Total return                      (22.95)%          4.22%             1.22%/2/       (26.99)%          13.40%             (3.77)%/2/
                           =============   =============  ================     ============    =============   ================

Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $     984,133   $     691,389  $        191,005     $  1,706,545    $   2,438,900   $        713,939
  Ratio of expenses to
    average net assets/3/           0.20%           0.20%             0.20%            0.20%            0.20%              0.20%
  Ratio of net investment
    income to average net
    assets/3/                       2.29%           1.82%             1.64%            1.28%            1.25%              1.39%
  Portfolio turnover
    rate/4/                           20%             16%                9%              30%              20%                39%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST
(For a share outstanding throughout each period)

                                         iShares Russell 2000                               iShares Russell 2000
                                           Growth Index Fund                                  Value Index Fund
                           -----------------------------------------------------------------------------------------------------
                                                                Period from                                          Period from
                                                           Jul. 24, 2000/1/                                     Jul. 24, 2000/1/
                              Year ended      Year ended                 to         Year ended      Year ended                to
                           Mar. 31, 2003   Mar. 31, 2002      Mar. 31, 2001      Mar. 31, 2003   Mar. 31, 2002     Mar. 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period      $       56.68   $       54.48   $          81.36      $      140.83   $      116.50  $         103.35
                           -------------   -------------   ----------------      -------------   -------------  ----------------
Income from investment
  operations:
  Net investment income             0.21            0.11               0.05               2.23            2.30              1.49
  Net realized and
    unrealized gain
    (loss)                        (18.14)           2.19             (26.85)            (34.90)          24.16             12.97
                           -------------   -------------   ----------------      -------------   -------------  ----------------
Total from investment
  operations                      (17.93)           2.30             (26.80)            (32.67)          26.46             14.46
                           -------------   -------------   ----------------      -------------   -------------  ----------------
Less distributions from:
  Net investment income            (0.19)          (0.10)             (0.04)             (2.25)          (2.13)            (1.28)
  Net realized gain                    -               -              (0.04)                 -               -             (0.03)
                           -------------   -------------   ----------------      -------------   -------------  ----------------
Total distributions                (0.19)          (0.10)             (0.08)             (2.25)          (2.13)            (1.31)
                           -------------   -------------   ----------------      -------------   -------------  ----------------
Net asset value, end of
  period                   $       38.56   $       56.68   $          54.48      $      105.91   $      140.83  $         116.50
                           =============   =============   ================      =============   =============  ================

Total return                      (31.65)%          4.24%            (32.96)%/2/        (23.35)%         23.05%            14.05%/2/
                           =============   =============   ================      =============   =============  ================
Ratios/Supplemental data:
  Net assets, end of
    period (000s)          $     638,186   $     436,412   $        155,258      $     635,447   $     837,968  $        273,763
  Ratio of expenses to
    average net assets/3/           0.25%           0.25%              0.25%              0.25%           0.25%             0.25%
  Ratio of net investment
    income to average net
    assets/3/                       0.58%           0.22%              0.14%              1.85%           2.07%             2.40%
  Portfolio turnover
    rate/4/                           41%             28%                 9%                45%             26%                9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

Financial Highlights                                                         107

Notes to the Financial Statements
iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

108                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

At March 31, 2003, the components of distributable earnings on a tax basis were as follows:

    ---------------------------------------------------------------------------
                             Undistributed   Undistributed  Total Distributable
    iShares Index Fund     Ordinary Income  Long-Term Gain             Earnings
    ---------------------------------------------------------------------------
    Russell 1000           $       610,716  $            -  $           610,716
    Russell 1000 Growth            489,512               -              489,512
    Russell 1000 Value             860,250               -              860,250
    Russell 2000 Growth            319,221               -              319,221
    ---------------------------------------------------------------------------

For the year ended March 31, 2003, the tax characterization of distributions paid for each Fund, excluding the iShares Russell 2000 Index Fund and iShares Russell 2000 Value Index Fund, was equal to the book characterization of distributions paid. The iShares Russell 2000 Index Fund and the iShares Russell 2000 Value Index Fund distributed $30,917,793 and $15,039,428 from ordinary income, and $999,353 and $335,756 as a return of capital on a tax basis, respectively, for the year ended March 31, 2003. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES
Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2003.

From November 1, 2002 to March 31, 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2004.

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    iShares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    Russell 1000                                        $    1,782,505
    Russell 1000 Growth                                        677,149
    Russell 1000 Value                                       4,771,172
    ------------------------------------------------------------------

    ------------------------------------------------------------------
                                                              Deferred
                                                          Net Realized
    Ishares Index Fund                                  Capital Losses
    ------------------------------------------------------------------
    Russell 2000                                        $   13,589,467
    Russell 2000 Growth                                      2,378,305
    Russell 2000 Value                                       2,233,794
    ------------------------------------------------------------------

The Funds had tax basis net capital loss carryforwards at March 31, 2003, the tax year-end of the Funds, as follows:

    ----------------------------------------------------------------------------
                                Expiring      Expiring     Expiring
    iShares Index Fund              2009          2010         2011        Total
    ----------------------------------------------------------------------------
    Russell 1000                 $     -  $ 12,325,552  $ 9,763,804  $22,089,356
    Russell 1000 Growth                -    20,107,067   68,492,707   88,599,774
    Russell 1000 Value            99,151     5,765,240   15,563,320   21,427,711
    Russell 2000                       -    47,692,929  112,740,686  160,433,615
    Russell 2000 Growth                -    14,797,300   71,115,684   85,912,984
    Russell 2000 Value                 -     6,847,139   18,124,608   24,971,747
    ----------------------------------------------------------------------------

Notes to Financial Statements                                                109
iSHARES TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended March 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at March 31, 2003.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    Russell 1000                                            0.15%
    Russell 1000 Growth                                     0.20
    Russell 1000 Value                                      0.20
    ------------------------------------------------------------

    ------------------------------------------------------------
                                                        Advisory
    iShares Index Fund                                       Fee
    ------------------------------------------------------------
    Russell 2000                                            0.20%
    Russell 2000 Growth                                     0.25
    Russell 2000 Value                                      0.25
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through March 31, 2003, BGI did not lend any securities of the Funds, and thus did not earn any securities lending agent fees. The securities on

110                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

loan for the Funds as of March 31, 2003 were outstanding loans for which Investors Bank served as securities lending agent. Following March 31, 2003, BGI began lending securities out of the Funds, and all outstanding loans originated by Investors Bank were transferred to BGI.

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended March 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

As of March 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended March 31, 2003 were as follows:

    ------------------------------------------------------------------
    iShares Index Fund                        Purchases          Sales
    ------------------------------------------------------------------
    Russell 1000                          $  31,077,098  $  29,999,158
    Russell 1000 Growth                      82,616,567     82,078,775
    Russell 1000 Value                      182,593,580    180,776,708
    Russell 2000                            718,774,817    718,521,694
    Russell 2000 Growth                     199,638,188    199,194,966
    Russell 2000 Value                      371,398,588    372,449,640
    ------------------------------------------------------------------

Notes to the Financial Statements                                            111
iSHARES TRUST

In-kind transactions for the year ended March 31, 2003 were as follows:

    ----------------------------------------------------------------------
                                                 In-Kind           In-Kind
    iShares Index Fund                         Purchases             Sales
    ----------------------------------------------------------------------
    Russell 1000                         $   688,525,852   $    46,314,962
    Russell 1000 Growth                      713,412,138       111,448,106
    Russell 1000 Value                       809,453,777       276,652,518
    Russell 2000                           3,031,220,507     2,834,467,612
    Russell 2000 Growth                      455,086,479        79,736,727
    Russell 2000 Value                       687,011,257       625,514,115
    ----------------------------------------------------------------------

At March 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    ----------------------------------------------------------------------------------
                                                                                   Net
                                       Tax    Unrealized    Unrealized      Unrealized
    iShares Index Fund                Cost  Appreciation  Depreciation    Depreciation
    ----------------------------------------------------------------------------------
    Russell 1000            $1,106,968,476  $ 3,933,177  $(191,681,497) $(187,748,320)
    Russell 1000 Growth      1,105,710,283            -   (190,564,886)  (190,564,886)
    Russell 1000 Value       1,232,392,622            -   (248,058,895)  (248,058,895)
    Russell 2000             2,528,577,738   15,971,609   (825,910,357)  (809,938,748)
    Russell 2000 Growth        776,416,038   19,572,995   (155,314,751)  (135,741,756)
    Russell 2000 Value         845,972,114   14,542,144   (222,360,977)  (207,818,833)
    ---------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At March 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained

112                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of March 31, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at March 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Notes to the Financial Statements                                            113

Report of Independent Accountants

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series (the "Funds"), as listed on the table of contents, at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 2, 2003

114                                   2003 iShares Annual Report to Shareholders

Tax Information (Unaudited)

iSHARES TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the year ended March 31, 2003 qualified for the dividends-received deduction:

    --------------------------------------------------------------
                                                        Dividends-
                                                          Received
    iShares Index Fund                                   Deduction
    --------------------------------------------------------------
    Russell 1000                                            100.00%
    Russell 1000 Growth                                     100.00
    Russell 1000 Value                                       98.89
    Russell 2000                                             97.86%
    Russell 2000 Growth                                      93.07
    Russell 2000 Value                                       66.10
    --------------------------------------------------------------

Tax Information                                                              115

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                        iShares Russell 1000 Index Fund
              Period Covered: July 1, 2000 through March 31, 2003

                                                       Number   Percentage of
Premium Discount Range                                 of Days   Total Days
----------------------                                 -------  -------------
Greater than 1.0% ...................................       -            -%
Greater than 0.5% and Less than 1.0% ................      10         1.46%
Between 0.5% and - 0.5% .............................     657        95.91%
Less than - 0.5% and Greater than - 1.0% ............      12         1.75%
Less than - 1.0% ....................................       6         0.88%
                                                        -----    ---------
                                                          685       100.00%
                                                        =====    =========

116                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

                     iShares Russell 1000 Growth Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                          Number   Percentage of
Premium Discount Range                                    of Days   Total Days
----------------------                                    -------  -------------
Greater than 1.0% .....................................        -            -%
Greater than 0.5% and Less than 1.0% ..................       12         1.75%
Between 0.5% and - 0.5% ...............................      650        94.89%
Less than - 0.5% and Greater than - 1.0% ..............       16         2.34%
Less than - 1.0% ......................................        7         1.02%
                                                           -----    ---------
                                                             685       100.00%
                                                           =====    =========


                      iShares Russell 1000 Value Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                       Number   Percentage of
Premium Discount Range                                 of Days   Total Days
----------------------                                 -------  -------------
Greater than 1.0% ...................................       1         0.15%
Greater than 0.5% and Less than 1.0% ................       7         1.02%
Between 0.5% and - 0.5% .............................     665        97.08%
Less than - 0.5% and Greater than - 1.0% ............       7         1.02%
Less than - 1.0% ....................................       5         0.73%
                                                        -----    ---------
                                                          685       100.00%
                                                        =====    =========


                         iShares Russell 2000 Index Fund
               Period Covered: July 1, 2000 through March 31, 2003

                                                       Number   Percentage of
Premium Discount Range                                 of Days   Total Days
----------------------                                 -------  -------------
Greater than 1.0% ...................................       -            -%
Greater than 0.5% and Less than 1.0% ................      20         2.92%
Between 0.5% and - 0.5% .............................     630        91.97%
Less than - 0.5% and Greater than - 1.0% ............      28         4.09%
Less than - 1.0% ....................................       7         1.02%
                                                        -----    ---------
                                                          685       100.00%
                                                        =====    =========

Supplemental Information                                                     117
iSHARES TRUST

                     iShares Russell 2000 Growth Index Fund
             Period Covered: October 1, 2000 through March 31, 2003

                                                        Number   Percentage of
Premium Discount Range                                  of Days   Total Days
----------------------                                  -------  -------------
Greater than 1.5% ....................................       1         0.16%
Greater than 1.0% and Less than 1.5% .................       3         0.48%
Greater than 0.5% and Less than 1.0% .................      33         5.31%
Between 0.5% and - 0.5% ..............................     548        88.10%
Less than - 0.5% and Greater than - 1.0% .............      25         4.02%
Less than - 1.0% and Greater than - 1.5% .............       9         1.45%
Less than - 1.5% .....................................       3         0.48%
                                                         -----    ---------
                                                           622       100.00%
                                                         =====    =========

                      iShares Russell 2000 Value Index Fund
             Period Covered: October 1, 2000 through March 31, 2003

                                                      Number   Percentage of
Premium Discount Range                                of Days   Total Days
----------------------                                -------  -------------
Greater than 1.0% ..................................       -            -%
Greater than 0.5% and Less than 1.0% ...............      12         1.93%
Between 0.5% and - 0.5% ............................     588        94.53%
Less than - 0.5% and Greater than - 1.0% ...........      15         2.41%
Less than - 1.0% ...................................       7         1.13%
                                                       -----    ---------
                                                         622       100.00%
                                                       =====    =========

118                                   2003 iShares Annual Report to Shareholders

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 79 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 104 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                               Interested Trustees

                             Position(s),           Principal Occupation(s)
 Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
*Garrett F. Bouton (58)   Trustee (since      Managing Director and Chief          Director (since 2002) of
Barclays Global           January 1, 2002),   Executive Officer (1999-2003) for    iShares, Inc.; Chairman of the
Investors                 Chairman (since     Barclays Global Investors, N.A.      Board of Directors (since 1998) of
45 Fremont Street         February 28, 2002)  ("BGI") Global Individual Investor   BGFA; Director (since 1998) of BGI;
San Francisco, CA 94105   and President.      Business; Global H.R. Director       Director of various Barclays
                                              (from 1996-1999) for BGI.            subsidiaries (since 1997).

*Nathan Most (89)         Trustee (since      Consultant to BGI (1998-2002),       Director (since 1996) and President
P.O. Box 193              December 16,        American Stock Exchange (1996-2000)  (1996-2002) of iShares, Inc.
Burlingame, CA 94011      1999)               and the Hong Kong Stock Exchange
                                              (1998 to present); Consultant to
                                              the Amsterdam Stock Exchange
                                              (1997-1998); Consultant to the
                                              Pacific Stock Exchange (1997-1998).


---------------------
 * Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.


Trustees Information                                                         119
iSHARES TRUST

                              Independent Trustees

                              Position(s),           Principal Occupation(s)
  Name, Age and Address    Length of Service           During Past 5 Years               Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)       Trustee (since      Retired Vice President of            Director (since 1996) of
520 Main Street            January 1, 2002)    Investment Management (1984-2000)    iShares, Inc.; Trustee and member
Ridgefield, CT 06877                           of Verizon Corporation; Advisory     of the Executive Committee (since
                                               Board member of Ibbotson Associates  1991) of The Common Fund
                                               (1992-1998); former Vice Chairman    Institutional Funds, a non-profit
                                               and Executive Committee Member       organization; Member of the Board
                                               (1994-1998) of the Committee on      of Managers of JP Morgan Private
                                               Investment of Employee Benefit       Equity Funds.
                                               Assets of the Financial Executive
                                               Institute.

Richard K. Lyons (42)      Trustee (since      Professor, University of             Director (since 2001) of
Haas School of Business,   February 15, 2000)  California, Berkeley: Haas School    iShares, Inc.; Trustee (since
UC Berkeley                                    of Business (since 1993);            2001) of Barclays Global Investors
Berkeley, CA 94720                             Consultant for IMF World Bank,       Funds and Master Investment
                                               Federal Reserve Bank, and Citibank   Portfolio; Board of Trustees:
                                               N.A. (since 2000).                   Matthews Asian Funds since 1995
                                                                                    (oversees 6 portfolios).

George C. Parker (64)      Trustee (since      Dean Witter Distinguished Professor  Director (since 2001) of
Graduate School of         February 15, 2000)  of Finance (since 1994); Associate   iShares, Inc.; Board of Directors:
Business (Room K301)                           Dean for Academic Affairs, Director  Affinity Group (since 1998);
Stanford University                            of MBA Program, and Professor,       Bailard, Biehl and Kaiser, Inc.
521 Memorial Way                               Stanford University: Graduate        (since 1985); California Casualty
Stanford, CA 94305                             School of Business (1993-2001).      Group of Insurance Companies (since
                                                                                    1978); Continental Airlines, Inc.
                                                                                    (since 1996); Community First
                                                                                    Financial Group (since 1995);
                                                                                    Dresdner/RCM Mutual Funds
                                                                                    (1994-2002); Tyon Ranch Company
                                                                                    (since 1999).

W. Allen Reed (55)         Trustee (since      President and Chief Executive        Director (since 1996) of
General Motors Investment  January 1, 2002)    Officer (since 1994) of General      iShares, Inc.; Director (since
Management Corp.                               Motors Investment Management         1994) of General Motors Investment
767 Fifth Avenue                               Corporation.                         Management Corporation; Director
New York, NY 10153                                                                  (1995-1998) of Taubman
                                                                                    Centers, Inc. (a real estate
                                                                                    investment trust); Director (since
                                                                                    1992) of FLIR Systems (an imaging
                                                                                    technology company); Director
                                                                                    (since 1994) of General Motors
                                                                                    Acceptance Corporation; Director
                                                                                    (since 1994) of GMAC Insurance
                                                                                    Holdings, Inc.; Director (since
                                                                                    1995) of Global Emerging Markets
                                                                                    Fund; Director (since 2000) of
                                                                                    Temple Inland Industries; Chairman
                                                                                    (since 1995) of the Investment
                                                                                    Advisory Committee of Howard Hughes
                                                                                    Medical Institute.

120                                   2003 iShares Annual Report to Shareholders
iSHARES TRUST

                          Officers who are not Trustees

                                                                Principal Occupation(s)               Directorships Held by
      Name, Age and Address               Position                During Past 5 Years                       Officers
----------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss (41)               Vice President        Chief Executive Officer of the       Board of Trustees for Barclays
Barclays Global Investors                                 Individual Investor Business of      Global Investors Funds and Master
45 Fremont Street                                         BGI.; The Boston Consulting Group    Investment Portfolio (since 2001).
San Francisco, CA 94105                                   (until 1997).

Michael Latham (37)                 Secretary, Treasurer  Director of Mutual Fund Delivery in  None.
Barclays Global Investors           and Principal         the U.S. Individual Investor
45 Fremont Street                   Financial Officer     Business of BGI (since 2000); Head
San Francisco, CA 94105                                   of Operations, BGI Europe
                                                          (1997-2000).

Donna M. Rogers (36)                Assistant Treasurer   Senior Director (formerly            None.
Investors Bank & Trust Co.                                Director), Mutual Fund
200 Clarendon Street                                      Administration at Investors Bank &
Boston, MA 02116                                          Trust Co. ("IBT") (since 1994).

Jeffrey J. Gaboury (34)             Assistant Treasurer   Director (formerly Manager), Mutual  None.
Investors Bank & Trust Co.                                Fund Administration, Reporting and
200 Clarendon Street                                      Compliance, IBT (since 1996).
Boston, MA 02116

Susan C. Mosher (48)                Assistant Secretary   Senior Director & Senior Counsel,    None.
Investors Bank & Trust Co.                                Mutual Fund Administration, IBT
200 Clarendon Street                                      (since 1995).
Boston, MA 02116

Sandra I. Madden (36)               Assistant Secretary   Senior Associate Counsel, Mutual     None.
Investors Bank & Trust Co.                                Fund Administration, IBT (since
200 Clarendon Street                                      1999); Associate, Scudder Kemper
Boston, MA 02116                                          Investments, Inc. (1996-1999).

Lois Towers (52)                    Assistant Vice        U.S. Compliance Officer, BGI (since  None.
Barclays Global Investors           President - AML       1999).
45 Fremont Street                   Compliance Officer
San Francisco, CA 94105

Trustees Information                                                         121

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap

iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income

iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop-TM- Corporate Bond Fund (LQD)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

122                                   2003 iShares Annual Report to Shareholders
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(c)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.


  iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

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